UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

PIMCO Fund Name
All Asset All Authority Fund	Low Duration Fund III

All Asset Fund	Moderate Duration Fund

California Intermediate Municipal Bond Fund	Money Market Fund

California Short Duration Municipal Income Fund	Mortgage-Backed Securities Fund

CommodityRealReturn Strategy Fund®	Municipal Bond Fund

Convertible Fund	New York Municipal Bond Fund

Developing Local Markets Fund	Real Return Asset Fund

Diversified Income Fund	Real Return Fund

Emerging Local Bond Fund	RealEstateRealReturn Strategy Fund

Emerging Markets Bond Fund	Short Duration Municipal Income Fund

European StocksPLUS® TR Strategy Fund	Short-Term Fund

Extended Duration Fund	Small Cap StocksPLUS® TR Fund

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	StocksPLUS® Fund

Floating Income Fund	StocksPLUS® Long Duration Fund

Foreign Bond Fund (Unhedged)	StocksPLUS® Total Return Fund

Foreign Bond Fund (U.S. Dollar-Hedged)	StocksPLUS® TR Short Strategy Fund

Fundamental IndexPLUSTM Fund	Total Return Fund

Fundamental IndexPLUSTM TR Fund	Total Return Fund II

Global Bond Fund (Unhedged)	Total Return Fund III

Global Bond Fund (U.S. Dollar-Hedged)	Asset-Backed Securities Portfolio

GNMA Fund	Developing Local Markets Portfolio

High Yield Fund	Emerging Markets Portfolio

High Yield Municipal Bond Fund	High Yield Portfolio

Income Fund	International Portfolio

International StocksPLUS® TR Strategy Fund (Unhedged)	Investment Grade Corporate Portfolio

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Mortgage Portfolio

Investment Grade Corporate Bond Fund	Municipal Sector Portfolio

Japanese StocksPLUS® TR Strategy Fund	Real Return Portfolio

Long Duration Total Return Fund	Short-Term Portfolio

Long-Term U.S. Government Fund	Short-Term II Portfolio

Low Duration Fund	U.S. Government Sector Portfolio

Low Duration Fund II

Schedule of Investments

All Asset All Authority Fund

December 31, 2007 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 115.1%
CommodityRealReturn Strategy Fund®	1,953,261	$31,701
Convertible Fund	2,156,557	30,106
Developing Local Markets Fund	4,364,531	46,089
Diversified Income Fund	4,686,409	50,893
Emerging Local Bond Fund	3,840,472	37,637
Emerging Markets Bond Fund	4,236,581	45,247
European StocksPLUS® TR Strategy Fund	717,299	7,761
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,480,376	18,934
Floating Income Fund	7,342,871	72,254
Foreign Bond Fund (Unhedged)	2,416,628	25,399
Fundamental IndexPLUSTM Fund	2,465,903	26,188
Fundamental IndexPLUSTM TR Fund	1,887,556	19,423
Global Bond Fund (Unhedged)	25,371	258
GNMA Fund	58	1
High Yield Fund	4,183,622	39,912
Income Fund	1,820,927	18,355
Japanese StocksPLUS® TR Strategy Fund	1,608,867	18,904
Long-Term U.S. Government Fund	2,114,156	23,319
Low Duration Fund	1,459,238	14,753
Mortage-Backed Securities Fund	17,683	191
Real Return Asset Fund	5,411,112	62,390
Real Return Fund	4,931,936	54,054
RealEstateRealReturn Strategy Fund	1,025,793	5,765
Short-Term Fund	64	1
Small Cap StocksPLUS® TR Strategy Fund	217,387	2,161
StocksPLUS® Fund	134,679	1,523
StocksPLUS® Total Return Fund	147,444	1,625
StocksPLUS® TR Short Strategy Fund	18,786,698	156,117
Total Return Fund	174,363	1,864

Total PIMCO Funds (Cost $813,115)		812,825

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
3.900% due 01/02/2008	$1,653	1,653
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,687. Repurchase proceeds are $1,653.)

Total Short-Term Instruments (Cost $1,653)		1,653

Total Investments 115.3% (Cost $814,768)		$814,478

Other Assets and Liabilities (Net) (15.3%)		(108,325)

Net Assets 100.0%		$706,153

Notes to Schedule of Investments:

(a) The All Asset All Authority Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

All Asset Fund

December 31, 2007 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 100.1%
CommodityRealReturn Strategy Fund®	29,783,202	$483,381
Convertible Fund	30,266,071	422,514
Developing Local Markets Fund	104,587,104	1,104,440
Diversified Income Fund	56,309,965	611,526
Emerging Local Bond Fund	97,350,247	954,031
Emerging Markets Bond Fund	55,334,385	590,971
Floating Income Fund	289,894,177	2,852,559
Foreign Bond Fund (Unhedged)	20,633,880	216,862
Fundamental IndexPLUS™ Fund	35,684,843	378,973
Fundamental IndexPLUS™ TR Fund	37,166,075	382,439
Global Bond Fund (Unhedged)	15,436,462	156,989
GNMA Fund	10,802,038	120,875
High Yield Fund	58,836,784	561,303
Income Fund	12,741,438	128,434
International StocksPLUS® TR Strategy Fund (Unhedged)	6,336,472	64,885
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	36,544,786	440,730
Long-Term U.S. Government Fund	22,190,142	244,757
Low Duration Fund	94,373,948	954,121
Mortage-Backed Securities Fund	18,968,658	204,862
Real Return Asset Fund	109,825,722	1,266,291
Real Return Fund	63,339,856	694,205
RealEstateRealReturn Strategy Fund	18,001,917	101,171
Short-Term Fund	12,329,839	121,819
Small Cap StocksPLUS® TR Strategy Fund	1,331,666	13,237
StocksPLUS® Fund	1,264,622	14,303
StocksPLUS® Total Return Fund	6,361,034	70,099
Total Return Fund	48,309,859	516,432

Total PIMCO Funds (Cost $13,598,562)		13,672,209

Total Investments 100.1% (Cost $13,598,562)		$13,672,209
Other Assets and Liabilities (Net) (0.1%)		(8,252)

Net Assets 100.0%		$13,663,957

Notes to Schedule of Investments:

(a) The All Asset Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.9%
California 80.9%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	$1,180	$1,205
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,005
Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	471
Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	99
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,063
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,071
California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	60	61
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	386
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	574
5.000% due 10/01/2013	570	610
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	798
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	954
California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	161
California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	360
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	514
California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	35
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,421
California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	165	148
California State Mountain House Public Financing Authority Revenue Bonds, Series 2007
5.000% due 12/01/2015	640	687
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,967
California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,920
California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,149
California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,729
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	540	485
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	999
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	3,497
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,058
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,012
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,033
5.250% due 05/15/2025	1,000	1,017
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,029
6.750% due 07/01/2032 (c)	1,300	1,370
California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	355
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	600	525
5.150% due 07/01/2030	650	579
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	895
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	500	477
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,031
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	517
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,594
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	695
5.375% due 09/01/2017	800	791
Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,200
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,004
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,360
El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,323
El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	971
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	535	539
6.250% due 06/01/2033	2,000	2,195
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,650	2,228
Highland, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2007
4.750% due 12/01/2032	2,000	1,991
Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	1,000	954
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	951
5.250% due 11/15/2018	1,000	1,030
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	213
Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,068
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,476
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,279
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,875
Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,403
Moreno Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2023	1,000	479
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	355
Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,106
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	462
5.700% due 08/15/2012	485	493
5.800% due 08/15/2013	600	611
Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,494
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	500	471
Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,191
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	168
Riverbank Redevelopment Agency of California State Tax Allocation Bonds, Series 2007
4.100% due 08/01/2013	255	252
Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,084
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	675	774
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,344
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,412
San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	305
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,197
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,558
San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	930	943
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	209
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,117
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,061
San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	822
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	70	75
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,105
Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,380
Turlock, California Certificates of Participation Bonds, Series 2007
5.000% due 10/15/2010	360	364
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	1,002
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,499

		106,135

Louisiana 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	964

Montana 0.4%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	500

New Jersey 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	240	258

New York 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,066

Puerto Rico 10.3%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	997
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	500	524
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,599
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,647
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	153
Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,204
Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,396
Puerto Rico Children's Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,010

		13,530

Texas 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.270% due 02/15/2024	250	255
Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	99

		354

Virgin Islands 3.3%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,039
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,275

		4,314

Total Municipal Bonds & Notes (Cost $126,035)		127,121

SHORT-TERM INSTRUMENTS 2.2%
Repurchase Agreements 2.1%
State Street Bank and Trust Co.
3.900% due 01/02/2008	2,768	2,768
(Dated 12/31/2007. Collateralized by Fannie Mae 6.000% due 05/15/2008 valued at $2,827. Repurchase proceeds are $2,769.)

U.S. Treasury Bills 0.1%
3.010% due 03/13/2008 (a)	130	129

Total Short-Term Instruments (Cost $2,897)		2,897

Total Investments 99.1% (Cost $128,932)		$130,018
Other Assets and Liabilities (Net) 0.9%		1,212

Net Assets 100.0%		$131,230

Notes to Schedule of Investments:

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,370	1.04%

See accompanying notes

Schedule of Investments

California Short Duration Municipal Income Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 89.8%
California 89.3%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$543
Brentwood Union School District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	123
Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	151
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
3.300% due 08/01/2023	1,000	1,000
California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.220% due 04/01/2036	100	100
California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
3.350% due 05/01/2022	100	100
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
3.280% due 05/01/2022	100	100
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
3.280% due 05/01/2016	400	400
California State Department of Water Resources Revenue Notes, Series 2005
3.350% due 05/01/2011	100	100
California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.100% due 07/01/2023	110	110
California State Educational Facilities Authority Revenue Bonds, Series 1995
3.200% due 10/01/2015 (a)	500	500
California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
3.330% due 09/01/2028	500	500
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
3.300% due 07/01/2033	500	500
3.350% due 07/01/2033	100	100
California State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.100% due 08/01/2015	100	100
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
3.300% due 11/15/2037	500	500
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2007
3.350% due 04/01/2033	500	500
California State Public Works Board Lease Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	423
California State Revenue Bonds, (ST GTD Insured), Series 2004
3.250% due 07/01/2023	610	610
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	89
California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	163
East Bay, California Municipal Utility District Water System Revenue Bonds, (XLCA Insured), Series 2005
3.280% due 06/01/2038	500	500
Fresno, California Revenue Bonds, Series 2000
3.350% due 12/01/2030	150	150
Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	111
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	1,000	1,100
6.250% due 06/01/2033	500	549
6.750% due 06/01/2039	710	821
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	168
Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
3.350% due 02/01/2028	250	250
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.280% due 07/01/2034	500	500
Metropolitan Water District of Southern California State Revenue Bonds, Series 2001
3.370% due 07/01/2036	900	900
Metropolitan Water District of Southern California State Revenue Bonds, Series 2004
3.310% due 07/01/2023	150	150
Orange County, California Sanitation District, Certificates of Participation Bonds, Series 2000
3.280% due 08/01/2030	795	795
Pasadena, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
3.280% due 02/01/2033	500	500
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109
Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	164
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	99
Riverbank Redevelopment Agency of California State Tax Allocation Bonds, Series 2007
4.000% due 08/01/2012	145	143
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	103
San Francisco County, California General Obligation Bonds, (MBIA Insured), Series 2005
3.280% due 06/15/2030	250	250
San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	274
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	208
Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
3.240% due 11/15/2025	500	500
Santa Clara Valley, California Water District Certificate Participation Notes, Series 2007
5.000% due 02/01/2016	150	164
Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	182
Sunnyvale, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
3.300% due 04/01/2031	500	500
Turlock, California Certificates of Participation Bonds, Series 2007
5.000% due 10/15/2008	355	357
Upland, California Sate Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105
Westminister, California Certificates of Participation Bonds, (AMBAC Insured), Series 1998
3.350% due 06/01/2022	90	90

		16,656

Delaware 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.400% due 12/01/2015	100	100

Total Municipal Bonds & Notes		16,756
(Cost $16,774)

SHORT-TERM INSTRUMENTS 9.7%
Repurchase Agreements 9.7%
State Street Bank and Trust Co.
3.900% due 01/02/2008	1,801	1,801

(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,840. Repurchase proceeds are $1,801.)
Total Short-Term Instruments (Cost $1,801)		1,801

Total Investments 99.5%		$18,557
(Cost $18,575)
Other Assets and Liabilities (Net) 0.5%		85

Net Assets 100.0%		$18,642

Notes to Schedule of Investments:

(a) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California State Educational Facilities Authority Revenue Bonds, Series 1995	3.200%	10/01/2015	08/10/2007	$500	$500	2.68%

See accompanying notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Fund®

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.0%
Daimler Finance North America LLC
9.000% due 08/03/2012		$59,800	$57,653
Georgia-Pacific Corp.
6.580% due 12/20/2012		855	816
6.831% due 12/20/2012		1,047	1,000
6.896% due 12/20/2012		8,905	8,499
HCA, Inc.
7.080% due 11/16/2013		19,751	19,059
Shackleton Re Ltd.
12.875% due 08/01/2008		5,000	4,975
13.000% due 08/01/2008		3,000	2,985
SLM Corp.
7.000% due 06/30/2008		16,000	15,942
Tribune Co.
7.396% due 05/30/2009		7,000	6,774

Total Bank Loan Obligations (Cost $118,299)			117,703

CORPORATE BONDS & NOTES 8.2%
Banking & Finance 6.2%
Allstate Life Global Funding Trusts CPI Linked Bond
3.810% due 03/01/2010		7,000	6,736
American Express Bank FSB
6.000% due 09/13/2017		23,900	24,077
American Express Centurion Bank
5.250% due 05/07/2008		7,000	6,994
6.000% due 09/13/2017		24,800	24,984
American International Group, Inc.
5.850% due 01/16/2018		22,500	22,690
Atlantic & Western Re Ltd.
11.481% due 01/09/2009		15,000	15,157
Bank of America Corp.
4.875% due 11/06/2009		9,600	9,571
Bank of Scotland PLC
5.254% due 07/17/2009		4,600	4,595
Barclays Bank PLC
6.050% due 12/04/2017		41,300	41,692
7.434% due 09/29/2049		8,500	8,848
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		26,500	27,274
C5 Capital SPV Ltd.
6.196% due 12/31/2049		5,000	4,950
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	923
Calabash Re II Ltd.
13.391% due 01/08/2010		4,900	5,060
14.591% due 01/08/2010		2,500	2,676
15.891% due 01/08/2010		2,400	2,516
Caterpillar Financial Services Corp.
4.965% due 05/18/2009		2,400	2,394
CIT Group, Inc.
5.000% due 11/24/2008		24,000	23,759
Citigroup Capital XXI
8.300% due 12/21/2057		15,100	15,812
Citigroup Funding, Inc.
4.896% due 04/23/2009		5,000	4,971
Citigroup, Inc.
4.872% due 12/28/2009		49,400	48,523
5.024% due 01/30/2009		4,600	4,563
Danske Bank A/S
5.914% due 12/29/2049		3,000	2,842
East Lane Re Ltd.
11.911% due 05/06/2011		4,300	4,321
Export-Import Bank of Korea
5.460% due 10/04/2011		15,200	15,222
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		15,825	13,718
7.800% due 06/01/2012		1,000	877
7.875% due 06/15/2010		5,400	4,985
8.000% due 12/15/2016		200	170
Foundation Re I Ltd.
9.005% due 11/24/2008		4,500	4,415
Foundation Re II Ltd.
11.655% due 11/26/2010		10,500	10,885
General Electric Capital Corp.
5.065% due 10/24/2008		8,800	8,786
5.095% due 10/26/2009		10,700	10,678
5.172% due 12/12/2008		10,200	10,198
5.280% due 10/21/2010		4,500	4,501
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		63,000	61,921
HSBC Finance Corp.
4.982% due 05/21/2008		400	400
5.240% due 10/21/2009		600	597
Kamp Re 2005 Ltd.
4.419% due 12/14/2010		4,217	3
Lehman Brothers Holdings, Inc.
4.934% due 12/23/2008		5,500	5,408
Longpoint Re Ltd.
10.241% due 05/08/2010		11,900	12,215
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (k)		27,000	26,462
Merrill Lynch & Co., Inc.
5.191% due 10/23/2008		26,300	25,951
6.400% due 08/28/2017		24,100	24,528
Morgan Stanley
4.972% due 11/21/2008		3,100	3,078
5.420% due 01/22/2009		3,000	2,968
Mystic Re Ltd.
11.381% due 12/05/2008		6,600	6,680
14.081% due 12/05/2008		1,000	1,018
Osiris Capital PLC
10.242% due 01/15/2010		1,700	1,721
Phoenix Quake Wind I Ltd.
7.680% due 07/03/2008		2,000	2,002
Phoenix Quake Wind II Ltd.
8.730% due 07/03/2008		240	234
Rabobank Nederland
5.262% due 01/15/2009		9,200	9,190
Redwood Capital IX Ltd.
7.643% due 01/09/2008		2,400	2,399
11.993% due 01/09/2008		4,300	4,295
12.993% due 01/09/2008		300	300
Residential Reinsurance 2007 Ltd.
12.374% due 06/07/2010		14,100	14,557
15.374% due 06/07/2010		12,400	12,927
Rockies Express Pipeline LLC
5.776% due 08/20/2009		11,600	11,609
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		4,000	3,999
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		7,300	7,333
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		4,900	4,884
Shackleton Re Ltd.
12.960% due 02/07/2008		5,500	5,521
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	100
UBS AG
5.875% due 12/20/2017		13,700	13,822
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		20,000	19,965
Vita Capital II Ltd.
6.131% due 01/01/2010		3,500	3,455
6.631% due 01/01/2010		5,500	5,470
Vita Capital III Ltd.
6.331% due 01/01/2011		300	296
6.351% due 01/01/2012		8,000	7,882
VTB Capital S.A.
5.494% due 08/01/2008		19,000	18,834
Wachovia Bank N.A.
5.194% due 12/02/2010		27,200	27,007
World Savings Bank FSB
5.249% due 03/02/2009		2,700	2,709

			752,103

Industrials 0.9%
C8 Capital SPV Ltd.
6.640% due 12/29/2049		6,500	6,180
Caesars Entertainment, Inc.
8.875% due 09/15/2008		9,800	10,183
CSC Holdings, Inc.
7.250% due 07/15/2008		1,400	1,405
EchoStar DBS Corp.
5.750% due 10/01/2008		7,800	7,810
6.375% due 10/01/2011		8,000	7,924
El Paso Corp.
6.375% due 02/01/2009		5,600	5,656
HCA, Inc.
9.250% due 11/15/2016		5,000	5,262
Kraft Foods, Inc.
6.000% due 02/11/2013		11,350	11,682
6.125% due 02/01/2018		13,000	13,124
Mandalay Resort Group
6.500% due 07/31/2009		2,000	2,010
9.500% due 08/01/2008		1,100	1,128
Service Corp. International
6.500% due 03/15/2008		3,455	3,468
Valero Energy Corp.
6.625% due 06/15/2037		10,000	10,103
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	20,325

			106,260

Utilities 1.1%
BellSouth Corp.
4.240% due 04/26/2021		59,500	59,293
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	101
Dominion Resources, Inc.
5.050% due 11/14/2008		1,800	1,797
Embarq Corp.
7.082% due 06/01/2016		4,200	4,335
Enel Finance International S.A.
5.700% due 01/15/2013		57,000	57,934
Midwest Generation LLC
8.300% due 07/02/2009		10,109	10,260
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		4,711	4,712
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,500	1,500
Qwest Corp.
5.625% due 11/15/2008		1,000	1,000

			140,932

Total Corporate Bonds & Notes (Cost $997,921)			999,295

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037		44,950	50,176

Total Convertible Bonds & Notes (Cost $45,406)			50,176

MUNICIPAL BONDS & NOTES 0.5%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,235
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,275	1,276
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.728% due 01/01/2014		1,270	1,318
6.809% due 01/01/2014		730	752
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	589
5.750% due 06/01/2047		1,900	1,774
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,100
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041		1,200	998
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		8,000	8,317
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.869% due 12/15/2013		1,270	1,302
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	2,043
5.875% due 06/01/2047		16,000	15,281
6.000% due 06/01/2042		300	294
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	3,769
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,201
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028		1,000	1,011
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,095	3,223
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		11,000	10,578

Total Municipal Bonds & Notes (Cost $54,660)			56,061

COMMODITY INDEX-LINKED NOTES 28.6%
Dow Jones-AIG Commodity Index 4.6%
American International Group, Inc.
4.931% due 03/20/2008		114,000	142,638
Morgan Stanley
4.765% due 02/06/2008 (k)		150,000	220,675
Svensk ExportKredit AB
4.830% due 11/25/2008 (k)		150,000	161,755
Swiss Re Treasury US Corp.
0.000% due 01/07/2009		29,000	31,685

			556,753

Dow Jones-AIG Commodity Index Total Return 23.5%
ABN AMRO Bank NV
5.058% due 03/07/2008		106,800	144,127
Barclays Bank PLC
4.930% due 09/24/2008		235,000	324,587
Calyon Financial, Inc.
5.024% due 08/16/2008		97,000	119,389
Commonwealth Bank of Australia
4.831% due 09/30/2008		122,000	174,311
Credit Suisse NY
5.255% due 01/14/2008 (k)		94,700	144,678
Eksportfinans ASA
4.692% due 06/18/2008		196,500	235,580
JPMorgan & Co., Inc.
0.000% due 02/27/2008		100,000	143,051
Landesbank Baden-Wurttemberg
4.904% due 11/25/2008		231,500	249,645
Lehman Brothers Treasury Co. BV
4.744% due 05/15/2008		100,000	120,013
Merrill Lynch & Co., Inc.
5.360% due 03/24/2008		98,000	132,081
5.360% due 05/30/2008		50,000	60,020
Natixis Financial Products, Inc.
4.696% due 05/09/2008		86,000	106,471
4.881% due 05/30/2008		75,000	89,877
Rabobank Nederland
4.480% due 07/22/2008 (k)		200,000	253,612
Svensk ExportKredit AB
4.979% due 05/19/2008		88,000	104,857
TD NY LLC
5.014% due 01/17/2008		217,000	342,069
UBS AG
5.410% due 03/12/2008		81,000	113,532

			2,857,900

Goldman Sachs Commodity Index Total Return 0.5%
Goldman Sachs Group, Inc.
4.831% due 12/01/2008		50,000	57,231

Total Commodity Index-Linked Notes (Cost $2,671,500)			3,471,884

U.S. GOVERNMENT AGENCIES 35.7%
Fannie Mae
4.641% due 04/01/2035		581	583
4.653% due 05/01/2035		1,154	1,146
4.995% due 03/25/2036		2,805	2,797
5.000% due 07/01/2035 - 11/01/2037		39,935	38,988
5.500% due 07/01/2033 - 01/01/2038		2,494,188	2,491,756
5.500% due 06/01/2037 (f)		140,255	140,119
5.950% due 02/25/2044		9,203	9,269
6.000% due 06/01/2031 - 01/01/2038		585,974	595,177
6.063% due 07/01/2044 - 10/01/2044		3,436	3,450
6.064% due 09/01/2044		2,075	2,086
Freddie Mac
5.000% due 01/15/2018 - 06/01/2037		14,960	15,064
5.258% due 02/15/2019		108,754	108,220
5.428% due 11/15/2016 - 03/15/2017		3,099	3,110
5.500% due 05/15/2016 - 02/01/2038		109,764	109,631
6.000% due 07/01/2032 - 11/01/2037		759,472	770,951
Ginnie Mae
5.500% due 04/15/2037 - 08/15/2037 (f)		18,631	18,771
5.500% due 05/15/2037 - 01/01/2038		18,126	18,259

Total U.S. Government Agencies (Cost $4,283,322)			4,329,377

U.S. TREASURY OBLIGATIONS 99.9%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		2,057,766	2,051,498
1.625% due 01/15/2015		213,389	214,306
1.875% due 07/15/2013		702,496	724,120
1.875% due 07/15/2015		809,707	825,585
2.000% due 04/15/2012		221,878	230,025
2.000% due 01/15/2014		523,594	540,980
2.000% due 07/15/2014		792,734	819,303
2.000% due 01/15/2016		343,267	352,385
2.000% due 01/15/2026		350,730	349,415
2.375% due 01/15/2017		110,799	116,954
2.375% due 01/15/2025		1,215,815	1,276,797
2.375% due 01/15/2027		166,953	176,605
2.500% due 07/15/2016		342,751	365,619
2.625% due 07/15/2017		165,520	178,646
3.000% due 07/15/2012		642,178	695,710
3.375% due 01/15/2012		5,589	6,098
3.375% due 04/15/2032		58,128	74,467
3.500% due 01/15/2011		280,105	301,332
3.625% due 04/15/2028		834,957	1,058,047
3.875% due 01/15/2009		100,593	103,595
3.875% due 04/15/2029		664,791	879,810
4.250% due 01/15/2010		433,628	462,831
U.S. Treasury Notes
4.625% due 02/29/2012		306,600	321,834

Total U.S. Treasury Obligations (Cost $12,009,728)			12,125,962

MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Investment Trust
5.015% due 09/25/2035		665	665
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		37,302	36,871
4.550% due 08/25/2035		20,402	20,095
4.876% due 01/25/2035		9,384	9,383
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		2,244	2,172
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		1,598	1,561
4.248% due 08/25/2035		9,527	9,341
4.748% due 08/25/2035		9,926	9,793
4.900% due 12/25/2035		2,199	2,171
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		5,681	5,698
Countrywide Alternative Loan Trust
5.029% due 09/20/2046		4,123	4,111
5.045% due 05/25/2047		6,147	5,805
5.129% due 02/20/2047		14,288	13,490
5.145% due 12/25/2035		958	930
Countrywide Home Loan Mortgage Pass-Through Trust
5.205% due 06/25/2035		6,926	6,779
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.883% due 10/25/2036		7,608	7,591
4.945% due 02/25/2037		1,245	1,221
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		6,083	5,958
GSR Mortgage Loan Trust
4.539% due 09/25/2035		22,717	22,548
Harborview Mortgage Loan Trust
5.055% due 01/19/2038		3,557	3,515
5.185% due 05/19/2035		2,652	2,510
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		3,140	3,082
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		7,802	7,609
Residential Accredit Loans, Inc.
5.165% due 08/25/2035		3,617	3,418
Securitized Asset Sales, Inc.
7.511% due 11/26/2023		101	101
Structured Asset Mortgage Investments, Inc.
4.935% due 08/25/2036		4,864	4,841
Structured Asset Securities Corp.
4.915% due 05/25/2036		599	583
5.331% due 10/25/2035		6,068	6,013
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036		913	903
Thornburg Mortgage Securities Trust
4.975% due 03/25/2046		1,112	1,108
4.975% due 11/25/2046		1,564	1,529
4.985% due 09/25/2046		21,674	21,196
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		41,348	40,725
Washington Mutual, Inc.
5.598% due 12/25/2046		3,708	3,492
5.883% due 07/25/2046		16,299	15,570
5.988% due 11/25/2042		914	886
6.288% due 11/25/2046		2,923	2,884
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034		5,386	5,304
4.109% due 06/25/2035		3,938	3,923

Total Mortgage-Backed Securities (Cost $298,799)			295,375

ASSET-BACKED SECURITIES 1.5%
Aames Mortgage Investment Trust
4.925% due 04/25/2036		140	140
ACE Securities Corp.
4.915% due 07/25/2036		3,512	3,453
Argent Securities, Inc.
4.915% due 10/25/2036		7,581	7,442
Asset-Backed Funding Certificates
4.925% due 11/25/2036		1,451	1,406
5.215% due 06/25/2034		8,571	8,260
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		1,124	1,108
Bank One Issuance Trust
5.138% due 12/15/2010		1,700	1,701
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		1,115	1,094
4.945% due 10/25/2036		1,368	1,352
5.195% due 01/25/2036		1,105	1,084
5.315% due 03/25/2043		166	165
Chase Issuance Trust
5.038% due 12/15/2010		3,960	3,960
Citigroup Mortgage Loan Trust, Inc.
4.915% due 11/25/2036		2,268	2,251
Countrywide Asset-Backed Certificates
4.895% due 01/25/2046		8,271	8,166
4.915% due 01/25/2037		4,508	4,451
4.915% due 03/25/2037		5,169	5,045
4.925% due 09/25/2046		2,922	2,890
4.975% due 10/25/2046		7,365	7,206
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036		18,144	17,410
Fremont Home Loan Trust
4.915% due 10/25/2036		1,377	1,360
4.925% due 01/25/2037		1,349	1,315
5.035% due 01/25/2036		933	931
GSAMP Trust
4.905% due 10/25/2046		2,528	2,474
4.935% due 10/25/2036		610	574
GSR Mortgage Loan Trust
4.965% due 11/25/2030		140	139
HSI Asset Securitization Corp. Trust
4.915% due 10/25/2036		1,812	1,730
Indymac Residential Asset-Backed Trust
4.915% due 11/25/2036		2,524	2,492
JPMorgan Mortgage Acquisition Corp.
4.905% due 08/25/2036		1,361	1,339
4.915% due 07/25/2036		2,903	2,851
4.915% due 08/25/2036		7,929	7,794
4.935% due 11/25/2036		1,991	1,956
5.075% due 06/25/2035		48	48
Lehman XS Trust
4.945% due 07/25/2046		4,348	4,312
4.945% due 11/25/2046		8,900	8,524
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036		260	259
4.905% due 11/25/2036		1,371	1,348
MASTR Asset-Backed Securities Trust
4.925% due 10/25/2036		199	197
MBNA Credit Card Master Note Trust
5.128% due 12/15/2011		1,300	1,298
MBNA Master Credit Card Trust
5.388% due 09/15/2010		2,000	2,001
Merrill Lynch Mortgage Investors, Inc.
4.915% due 05/25/2037		5,382	5,308
4.925% due 04/25/2037		505	500
4.935% due 07/25/2037		5,256	5,109
Morgan Stanley ABS Capital I
4.895% due 06/25/2036		312	307
4.905% due 06/25/2036		672	663
4.905% due 10/25/2036		5,288	5,216
4.915% due 09/25/2036		4,637	4,517
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		1,242	1,209
Option One Mortgage Loan Trust
4.905% due 02/25/2037		712	689
4.915% due 07/25/2036		484	480
Park Place Securities, Inc.
5.125% due 09/25/2035		443	434
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036		1,792	1,761
Residential Asset Securities Corp.
4.935% due 04/25/2036		197	197
4.935% due 11/25/2036		14,756	14,413
Securitized Asset-Backed Receivables LLC Trust
4.915% due 09/25/2036		1,998	1,937
Soundview Home Equity Loan Trust
4.915% due 10/25/2036		5,512	5,407
4.925% due 11/25/2036		3,936	3,889
4.965% due 10/25/2036		1,653	1,630
Specialty Underwriting & Residential Finance
4.895% due 06/25/2037		674	664
4.910% due 11/25/2037		848	830
Structured Asset Investment Loan Trust
4.915% due 07/25/2036		834	799
Structured Asset Securities Corp.
4.915% due 10/25/2036		8,853	8,698
WFS Financial Owner Trust
3.590% due 10/19/2009		1,306	1,304

Total Asset-Backed Securities (Cost $191,628)			187,487

FOREIGN CURRENCY-DENOMINATED ISSUES 4.2%
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	5,066
Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		41,600	21,295
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	21,946	27,593
Credit Logement S.A.
5.080% due 06/23/2015	EUR	1,400	2,001
France Government Bond
3.000% due 07/25/2012 (b)		11,247	17,232
3.150% due 07/25/2032 (b)		1,103	1,889
General Electric Capital Corp.
5.500% due 09/15/2067		34,400	48,837
6.500% due 09/15/2067	GBP	9,400	18,906
Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,400	7,911
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		4,381	6,443
2.350% due 09/15/2035 (b)		10,749	15,203
4.250% due 10/15/2012		3,000	4,383
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,511,960	48,830
1.100% due 12/10/2016		10,659,330	96,000
1.200% due 06/10/2017		9,063,000	81,812
Pylon Ltd.
6.224% due 12/29/2008	EUR	3,700	5,405
8.841% due 12/29/2008		4,300	6,348
Republic of Germany
5.625% due 01/04/2028		8,400	13,858
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	7,573
Svenska Handelsbanken AB
4.910% due 03/16/2015		2,900	4,167
Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,409
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	63,277

Total Foreign Currency-Denominated Issues (Cost $477,820)			506,438

		Shares
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,700	2,707

Total Preferred Stocks (Cost $2,775)			2,707

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 12.3%
Certificates of Deposit 1.2%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$91,300	91,329
Calyon Financial, Inc.
5.204% due 01/16/2009		11,300	11,284
Fortis Bank NY
4.745% due 04/28/2008		7,200	7,198
4.790% due 06/30/2008		900	899
Nordea Bank Finland PLC
4.788% due 03/31/2008		3,600	3,599
5.188% due 12/01/2008		5,500	5,495
Skandinaviska Enskilda Banken AB
4.611% due 02/04/2008		7,700	7,702
Unicredito Italiano NY
5.358% due 05/06/2008		13,200	13,192

			140,698

Commercial Paper 4.2%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		3,900	3,898
4.680% due 02/01/2008		22,400	22,313
ABN AMRO N.A. Finance
4.700% due 02/01/2008		22,400	22,312
ANZ National International Ltd.
4.700% due 02/01/2008		5,400	5,379
5.100% due 01/22/2008		19,800	19,744
Bank of Scotland PLC
5.050% due 01/28/2008		13,000	12,953
Barclays U.S. Funding Corp.
4.810% due 01/25/2008		1,500	1,495
4.820% due 02/06/2008		2,900	2,887
5.110% due 01/17/2008		17,600	17,563
Caisse d’Amortissement de la Dette Sociale
4.730% due 02/01/2008		22,400	22,312
Calyon Financial, Inc.
5.010% due 01/18/2008		20,500	20,454
CBA (de) Finance
4.920% due 03/17/2008		21,500	21,285
Danske Corp.
4.740% due 02/08/2008		22,300	22,191
DnB NORBank ASA
4.930% due 03/04/2008		8,900	8,827
5.050% due 01/25/2008		3,900	3,888
Freddie Mac
3.000% due 01/02/2008		23,800	23,796
General Electric Capital Corp.
3.750% due 01/02/2008		71,900	71,900
Intesa Funding LLC
5.010% due 01/22/2008		20,500	20,443
Rabobank Financial Co.
3.980% due 01/02/2008		1,800	1,800
4.430% due 01/04/2008		24,200	24,194
Royal Bank of Scotland Group PLC
4.720% due 02/29/2008		2,200	2,183
4.730% due 02/08/2008		3,200	3,184
4.740% due 01/28/2008		20,900	20,828
5.000% due 01/18/2008		800	798
5.080% due 01/18/2008		9,700	9,678
Skandinaviska Enskilda Banken AB
4.720% due 02/01/2008		2,000	1,992
4.980% due 01/18/2008		19,000	18,958
5.050% due 01/25/2008		4,200	4,186
Swedbank AB
4.730% due 02/01/2008		2,100	2,092
4.800% due 02/05/2008		900	896
5.015% due 01/24/2008		3,000	2,991
5.130% due 01/18/2008		18,700	18,657
UBS Finance Delaware LLC
4.000% due 01/02/2008		5,400	5,400
4.690% due 01/28/2008		20,900	20,829
Unicredito Italiano SpA
4.940% due 03/17/2008		17,800	17,622
5.140% due 01/18/2008		3,500	3,492
Westpac Banking Corp.
4.670% due 02/01/2008		3,500	3,486
Westpac Trust Securities NZ Ltd.
4.810% due 01/25/2008		1,900	1,894
5.100% due 01/15/2008		17,800	17,767

			506,567

Repurchase Agreements 4.7%
Fixed Income Clearing Corp.
1.750% due 01/02/2008		185,500	185,500

(Dated 12/31/2007. Collateralized by Fannie Mae 6.375% due 06/15/2009 valued at $145,600 and Freddie Mac 5.000% - 5.400% due 06/11/2009 - 07/16/2009 valued at $43,612. Repurchase proceeds are $185,518.)

2.250% due 01/02/2008		11,000	11,000
(Dated 12/31/2007. Collateralized by Freddie Mac 5.000% due 01/16/2009 valued at $11,221. Repurchase proceeds are $11,001.)
3.900% due 01/02/2008		54,497	54,497
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $55,590. Repurchase proceeds are $54,509.)
Lehman Brothers, Inc.
1.000% due 01/02/2008		244,000	244,000
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $248,673. Repurchase proceeds are $244,014.)
State Street Bank and Trust Co.
3.900% due 01/02/2008		79,567	79,567
(Dated 12/31/2007. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $81,159. Repurchase proceeds are $79,584.)

			574,564

U.S. Treasury Bills 2.2%
2.929% due 02/28/2008 - 03/13/2008 (a)(c)(d)(g)		272,580	270,755

Total Short-Term Instruments (Cost $1,492,971)			1,492,584

Purchased Options (i) 0.4% (Cost $27,745)			48,795
Total Investments 195.1% (Cost $22,672,574)			$23,683,844
Written Options (j) (0.7%) (Premiums $60,215)			(82,510)
Other Assets and Liabilities (Net) (94.4%)			(11,463,628)

Net Assets (e) 100.0%			$12,137,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $90,278 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $115,208 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $3,518,188 and derivative instruments with an aggregate depreciation of ($8,548) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $138,531 at a weighted average interest rate of 5.320%. On December 31, 2007, securities valued at $112,094 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $17,293 and cash of $50,280 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,236	$1,917
90-Day Euribor June Futures	Long	06/2009	557	815
90-Day Euribor March Futures	Long	03/2009	706	725
90-Day Euribor September Futures	Short	09/2008	217	148
90-Day Eurodollar December Futures	Long	12/2008	4,046	13,067
90-Day Eurodollar December Futures	Long	12/2009	1,035	(31)
90-Day Eurodollar June Futures	Short	06/2008	2,193	(5,568)
90-Day Eurodollar June Futures	Long	06/2009	5,942	17,418
90-Day Eurodollar March Futures	Short	03/2008	1,680	(2,024)
90-Day Eurodollar March Futures	Long	03/2009	9,335	28,859
90-Day Eurodollar September Futures	Long	09/2008	21	97
90-Day Eurodollar September Futures	Short	09/2008	1,839	(5,936)
90-Day Eurodollar September Futures	Long	09/2009	3,928	7,762
Euro-Bund 10-Year Bond March Futures	Short	03/2008	2,000	6,189
Japan Government 10-Year Bond March Futures	Long	03/2008	188	1,007
U.S. Treasury 5-Year Note March Futures	Short	03/2008	9,534	(7,223)
U.S. Treasury 10-Year Note March Futures	Short	03/2008	2,770	(437)
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	7,554	5,751
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,603	1,976
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5,148	4,890
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	944	1,035
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,911	(64)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	816	1,003
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,302	4,213

				$75,589

(h) Swap agreements outstanding on December 31, 2007:

Commodity Swaps

Counterparty	Type	Commodity Exchange	Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Long	NYMEX Natural Gas November Futures	Receive	$8.390	10/28/2009	7,230	$(1,627)
JPMorgan Chase & Co.	Long	NYMEX Natural Gas December Futures	Receive	8.720	11/24/2009	7,230	1,672

							$45

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	3.100%	06/20/2011	$3,500	$(381)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	6,300	(79)
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%)	12/20/2012	6,700	180
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%)	12/20/2012	7,100	(1)
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	3,000	(266)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	1.400%	09/20/2008	9,100	(401)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	3,200	(365)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%)	12/20/2012	3,800	102
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	200	3
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	26,000	(38)
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	17,700	(16)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	17,700	(41)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,000	(9)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	17,700	(43)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	9,600	(84)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%	09/20/2012	1,200	(19)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	7,100	26
BNP Paribas Bank	Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%)	12/20/2012	7,800	(5)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%	09/20/2012	3,600	(34)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	2,700	2
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	2,900	13
BNP Paribas Bank	Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%)	12/20/2012	8,100	(7)
BNP Paribas Bank	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%)	12/20/2012	7,100	4
Citibank N.A.	Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%)	12/20/2012	7,400	5
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	5,800	(256)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	09/20/2012	5,000	(96)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%)	12/20/2012	6,300	2
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	200	13
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	100	(5)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	3,100	(101)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	4,200	(129)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	3,700	(110)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%	09/20/2012	2,300	(27)
Credit Suisse USA, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	6,100	20
Credit Suisse USA, Inc.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	8,500	10
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	12,000	(16)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	2,800	67
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	36,000	(93)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%)	12/20/2012	14,400	405
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%	06/20/2008	50,000	(227)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	18,800	(45)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	7,000	(21)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	18,800	(44)
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	4,100	(22)
Goldman Sachs & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	8,200	10
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	2,000	(31)
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	12/20/2012	4,400	(3)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%	09/20/2008	22,600	(754)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%)	09/20/2008	6,000	104
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	11,300	(1,288)
Goldman Sachs & Co.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	14,400	17
Goldman Sachs & Co.	Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	4,200	4
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%)	09/20/2012	17,900	187
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%)	09/20/2012	11,100	121
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	17,000	9
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	8,500	(375)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	3,300	(287)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	5.400%	09/20/2012	3,000	(161)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	5.450%	09/20/2012	3,000	(157)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	7.550%	09/20/2012	10,000	15
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	8,600	(174)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%	09/20/2012	3,700	(36)
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	3,500	51
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	9,500	142
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	500	(9)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.425%	09/20/2008	13,500	(593)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	7.500%	09/20/2012	10,000	2
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%	09/20/2012	7,000	17
Lehman Brothers, Inc.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%)	12/20/2012	5,000	79
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	2,000	(2)
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	17,100	(12)
Lehman Brothers, Inc.	VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	3,100	(6)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%)	09/20/2012	9,400	649
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	4,000	15
Morgan Stanley	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	8,500	(753)
Morgan Stanley	GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	5,200	(95)
Morgan Stanley	GMAC LLC 6.875% due 08/28/2012	Sell	7.500%	09/20/2012	10,000	3
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	6,800	40
Morgan Stanley	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.630%)	12/20/2012	13,600	22
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.860%)	12/20/2012	15,000	409
Morgan Stanley	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%)	12/20/2012	6,600	(24)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	8,800	(13)
Morgan Stanley	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	6,400	(17)
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%)	12/20/2012	6,900	(2)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%	09/20/2012	2,000	10
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	5,000	(18)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	6,400	(140)
UBS Warburg LLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	1,000	(98)

						$(5,271)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	$55,400	$673
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	37,200	241
Bank of America	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	38,100	(48)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%)	06/20/2012	6,300	34
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	13,000	52
Barclays Bank PLC	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	87,800	(130)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	91,600	1,258
Goldman Sachs & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	50,400	(72)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	37,000	(105)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	17,600	(26)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	20,000	55
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	88,400	513
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	27,100	(108)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	34,000	(62)
Lehman Brothers, Inc.	Home Equity Index A Rating 2007-1	Sell	0.640%	08/25/2037	4,000	(299)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	56,400	(181)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	134,300	1,630
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	6,400	45
Morgan Stanley	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	134,300	1,630
Morgan Stanley	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	59,400	(83)
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	45,300	38

						$5,055

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	156,400	$(914)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		19,300	551
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		143,700	(702)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,600	(113)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,600	711
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		197,500	(3,352)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		606,900	(6,060)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	468
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		33,400	(576)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		163,800	(963)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,400	591
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		105,900	(1,772)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	157,500	(2,795)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		5,000	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		53,000	(65)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		46,000	(1,565)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		56,000	(100)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	12.410%	01/04/2010		61,000	(88)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		274,400	(8,962)
Bank of America	3-Month Canadian Bank Bill	Pay	5.000%	06/20/2012	CAD	92,200	952
Bank of America	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		65,400	(661)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(112)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		4,200	(82)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	48
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		6,000	(118)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,500	(65)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(176)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		40,000	(80)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(100)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		34,400	315
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	224
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	277
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	6
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	(977)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,500	(101)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	(98)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		181,200	(35)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	(804)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		42,900	(647)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,600	(121)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	(60)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	(667)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,500	(167)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,400	(890)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	24
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		32,400	2,798
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		181,100	(34)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,700	(103)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		13,600	(254)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	222
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	112
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	187
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	33
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	(24)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		4,400	(56)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		188,800	(445)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	12/19/2009		234,600	1,188
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(1,025)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.250%	12/14/2017		7,500	53
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		9,400	(766)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.425%	10/17/2027		4,250	(56)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		56,700	3,386
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		62,000	1,104
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,500	(1,295)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,600	331
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	3,145
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	12/19/2009		45,300	230
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,000	431
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.183%	12/19/2017		24,200	(48)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		8,000	(223)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		11,800	(137)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.488%	12/06/2027		4,500	32
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	(28)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	(732)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017	JPY	10,440,000	(137)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		2,730,000	(27)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		2,260,000	(26)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		34,100,000	957
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		6,150,000	(349)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	181
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		124,500	(161)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		497,500	(1,157)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,014,500	(2,025)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		257,800	(483)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		$18,000	549
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		581,500	1,125
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		140,000	436
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		226,500	1,737
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		141,300	(464)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		331,600	662
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		75,800	44
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(5,933)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(7,285)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		24,700	582
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		230,900	698
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		15,600	4
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		277,400	(2,743)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		294,800	670
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		24,900	186
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		27,700	(184)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		229,461	(4,078)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		3,700	(69)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		88,800	2,511
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		235,900	7
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		144,200	1,597
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		152,000	(1,910)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		275,800	(691)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	12,987

							$(24,584)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	06/26/2008	6,660,405	$38,865
American International Group, Inc.	Short	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	06/26/2008	311,651	(3,791)
Barclays Bank PLC	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	06/26/2008	3,370,649	18,371
Goldman Sachs & Co.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	01/03/2008	2,232,199	15,899
JPMorgan Chase & Co.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	01/03/2008	10,653	116
Lehman Brothers, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	01/03/2008	1,307,036	14,215
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	01/03/2008	11,912,935	136,622
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	01/03/2008	10,824,837	(104,408)
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	01/03/2008	589,909	1,513
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	01/03/2008	403,128	(979)
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	01/29/2008	9,634,265	(12,724)
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	01/29/2008	262,969	299

						$103,998

Variance Swaps

Counterparty	Underlying Asset	Pay/Receive Variance(2)	Strike Price	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	NYMEX WTI Crude Oil Futures 2008	Pay	$0.114	1/16/2008	$6,400	$195

(2)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Subfund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Subfund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i) Purchased options outstanding on December 31, 2007:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYBEX Sugar March Futures	$12.500	02/12/2010	1,354	$1,805	$2,196
Call - OTC NYMEX Natural Gas December Futures	9.000	11/21/2014	482	3,832	7,292

				$5,637	$9,488

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$126.000	02/22/2008	742	$14	$11
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	6,040	114	94
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/22/2008	1,503	28	24
Call - CBOT U.S. Treasury 10-Year Note March Futures	137.000	02/22/2008	4,767	90	75
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.000	02/22/2008	2,261	43	35
Call - CBOT U.S. Treasury 30-Year Bond March Futures	139.000	02/22/2008	3,227	61	50

				$350	$289

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$499,000	$2,794	$10,098
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	95,600	483	1,985

							$3,277	$12,083

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	55,300	$1,740	$6,340
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		55,300	1,740	419
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	5,243
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	2,573
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$148,400	3,906	559
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		148,400	3,907	11,578
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		31,000	561	217

						$17,776	$26,929

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Ginnie Mae 5.500% due 02/01/2038	$86.000	02/13/2008	$15,000	$2	$0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	91.000	01/18/2008	500,000	117	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	94.500	01/22/2008	800,000	62	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	96.500	01/07/2008	500,000	39	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	96.500	01/22/2008	750,000	59	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	63.250	01/04/2008	500,000	117	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	91.000	01/07/2008	600,000	47	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	102.500	01/07/2008	750,000	59	1
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	111.500	01/22/2008	800,000	63	1
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	88.000	01/18/2008	300,000	70	0
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	86.438	01/04/2008	300,000	70	0

				$705	$6

(j) Written options outstanding on December 31, 2007:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYBEX Sugar March Futures	$15.000	02/12/2010	1,354	$966	$1,286
Call - OTC NYMEX Natural Gas December Futures	12.000	11/21/2014	482	2,169	5,041

				$3,135	$6,327

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	2,456	$889	$6,984
Call - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/22/2008	186	145	148
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	195.000	01/09/2008	10,000,000	232	4
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	7,000,000	160	48
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	3,365
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	1,463	628	23
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	01/09/2008	10,000,000	309	0
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	7,000,000	223	0
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,656	2,789
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	83

				$11,821	$13,444

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,000	$1,303	$2,932
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,000	986	375
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	71,000	1,890	3,702
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	71,000	1,890	879
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	33,300	1,392	3,616
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	33,300	1,405	463
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	52,000	1,305	2,711
Put - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	52,000	1,258	644
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	2,886
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	1,712
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	55,800	1,958	6,059
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	55,800	2,740	776
Call - OTC 10-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,900	2,809	4,948
Put - OTC 10-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,900	1,907	1,175
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	215,000	2,644	7,851
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	37,200	934	1,939
Put - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	37,200	900	460
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	475	1,530
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	191,000	5,478	8,615
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	191,000	6,782	5,110

							$42,172	$58,383

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$44,100	$552	$166
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	44,100	2,022	3,443
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	31,000	513	747

					$3,087	$4,356

(k) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse NY	5.255%	01/14/2008	01/05/2007	$94,700	$144,678	1.20%
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	26,730	26,462	0.20%
Morgan Stanley	4.765%	02/06/2008	01/25/2007	150,000	220,675	1.80%
Rabobank Nederland	4.480%	07/22/2008	06/08/2007	200,000	253,612	2.10%
Svensk ExportKredit AB	4.830%	11/25/2008	10/19/2007	150,000	161,755	1.30%

				$621,430	$807,182	6.60%

(l) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	01/01/2038	$13,000	$12,805	$12,685
Freddie Mac	5.000%	01/01/2038	500	491	488
Freddie Mac	6.000%	01/01/2038	764,500	776,406	775,848
Treasury Inflation Protected Securities	2.375%	04/15/2011	95,706	98,537	99,789
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,751	3,948	3,960
Treasury Inflation Protected Securities	2.625%	07/15/2017	4,056	4,368	4,377
U.S. Treasury Bonds	4.750%	08/15/2017	72,300	75,819	76,384
U.S. Treasury Bonds	4.750%	02/15/2037	39,000	40,289	40,828
U.S. Treasury Notes	3.375%	02/15/2008	125,000	125,000	125,049
U.S. Treasury Notes	4.125%	08/31/2012	49,100	50,280	50,569
U.S. Treasury Notes	4.750%	05/15/2014	61,700	65,119	65,629
U.S. Treasury Notes	5.125%	05/15/2016	168,300	183,409	182,211

				$1,436,471	$1,437,817

(3)	Market value includes $7,999 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	347	01/2008	$0	$0	$0
Sell		334	02/2008	0	(7)	(7)
Buy	BRL	258,625	03/2008	9,557	0	9,557
Buy		280,080	07/2008	2,434	(206)	2,228
Buy	CAD	192	01/2008	0	(1)	(1)
Sell		24,742	01/2008	1	(554)	(553)
Sell	CHF	11,295	03/2008	54	0	54
Buy	CNY	756,371	01/2008	2,184	0	2,184
Sell		756,371	01/2008	0	(1,254)	(1,254)
Buy		959,825	03/2008	2,100	0	2,100
Sell		959,825	03/2008	0	(2,129)	(2,129)
Buy	EUR	714	01/2008	0	(7)	(7)
Sell		135,600	01/2008	301	(136)	165
Buy	GBP	259	01/2008	0	0	0
Sell		137,410	01/2008	3,493	0	3,493
Buy	JPY	20,426,708	02/2008	628	0	628
Sell		52,195,546	02/2008	288	(922)	(634)
Buy	KRW	2,100,158	01/2008	0	(56)	(56)
Buy		39,078,714	05/2008	145	0	145
Buy	MXN	1,352,400	03/2008	67	(483)	(416)
Sell		995,902	03/2008	475	0	475
Buy		1,484,190	07/2008	1,400	(2)	1,398
Sell		284,569	07/2008	169	0	169
Buy	MYR	49,245	05/2008	352	0	352
Buy	PLN	148,523	07/2008	5,631	0	5,631
Buy	RUB	1,731,580	01/2008	2,763	0	2,763
Sell		1,731,580	01/2008	90	(656)	(566)
Buy		14,028	07/2008	15	0	15
Buy		821,575	11/2008	5	(108)	(103)
Sell	SEK	474	01/2008	1	0	1
Buy		474	03/2008	0	(1)	(1)
Sell		15,255	03/2008	25	0	25
Buy	SGD	2,963	02/2008	75	0	75
Buy		64,519	05/2008	1,983	0	1,983
Buy	BRL	347	07/2008	18	0	18
Buy	CNY	29,128	01/2008	90	0	90
Sell		29,128	01/2008	0	(49)	(49)
Buy		38,973	03/2008	100	0	100
Sell		38,973	03/2008	0	(79)	(79)
Buy		46,765	03/2009	404	0	404
Sell		46,765	03/2009	0	(339)	(339)
Buy	EUR	63	01/2008	0	(1)	(1)
Sell		4,316	01/2008	10	0	10
Buy	JPY	497,951	02/2008	35	0	35
Sell		516,018	02/2008	10	0	10
Buy	KRW	169,062	05/2008	1	0	1
Buy	MXN	1,997	07/2008	2	0	2
Buy	PLN	503	07/2008	20	0	20
Buy	RUB	4,675	01/2008	6	0	6
Sell		4,675	01/2008	0	0	0
Buy		4,675	11/2008	0	0	0
Buy	SGD	275	05/2008	9	0	9

				$34,941	$(6,990)	$27,951

See accompanying notes

Schedule of Investments

Convertible Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.9%
Berry Plastics Holding Corp.
11.646% due 06/15/2014	$177		$166
Daimler Finance North America LLC
9.000% due 08/03/2012	1,997		1,926
Mylan Laboratories, Inc.
9.750% due 10/02/2008	57		57
Telesat Canada
9.000% due 10/31/2008	1,700		1,624
10.500% due 10/31/2008	1,300		1,241
Verso Paper Holdings LLC and Verson Paper, Inc.
11.161% due 02/01/2013	300		286

Total Bank Loan Obligations (Cost $5,463)			5,300

CORPORATE BONDS & NOTES 10.2%
Banking & Finance 1.8%
Ajax Re Ltd.
11.241% due 05/08/2009	125		126
Citigroup Funding, Inc.
2.080% due 08/31/2012	2,000		1,994
Ford Motor Credit Co. LLC
7.992% due 01/13/2012	500		420
GMAC LLC
6.119% due 05/15/2009	5,000		4,659
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017	2,500		2,475
Nuveen Investments, Inc.
10.500% due 11/15/2015	750		751
Yankee Acquisition Corp.
8.500% due 02/15/2015	175		162

			10,587

Industrials 7.4%
Albertson’s LLC
6.950% due 08/01/2009	6,000		6,106
Allison Transmission
11.000% due 11/01/2015	2,750		2,516
Berry Plastics Holding Corp.
8.875% due 09/15/2014	150		143
Bon-Ton Stores, Inc.
10.250% due 03/15/2014	1,750		1,330
CCH I Holdings LLC
9.920% due 04/01/2014	125		74
CCO Holdings LLC
8.750% due 11/15/2013	400		384
Charter Communications Operating LLC
8.375% due 04/30/2014	250		243
Community Health Systems, Inc.
8.875% due 07/15/2015	2,000		2,048
Continental Airlines, Inc.
9.798% due 04/01/2021	230		241
Digicel Group Ltd.
8.875% due 01/15/2015	175		161
First Data Corp.
9.875% due 09/24/2015	2,675		2,491
Freescale Semiconductor, Inc.
8.866% due 12/15/2014	425		363
9.125% due 12/15/2014 (a)	500		428
10.125% due 12/15/2016	750		622
Great Lakes Chemical Corp.
7.000% due 07/15/2009	6,000		6,120
HCA, Inc.
8.750% due 09/01/2010	6,000		6,082
Intelsat Bermuda Ltd.
8.886% due 01/15/2015	500		504
JetBlue Airways Corp.
9.241% due 03/15/2008	128		128
Nortel Networks Ltd.
9.492% due 07/15/2011	3,500		3,430
NPC International, Inc.
9.500% due 05/01/2014	300		270
Qwest Communications International, Inc.
8.369% due 02/15/2009	575		578
Spansion, Inc.
8.249% due 06/01/2013	500		452
Tenet Healthcare Corp.
9.250% due 02/01/2015	175		163
Tesoro Corp.
6.250% due 11/01/2012	2,500		2,512
TL Acquisitions, Inc.
10.500% due 01/15/2015	300		290
Verso Paper Holdings LLC and Verson Paper, Inc.
11.375% due 08/01/2016	500		510
West Corp.
9.500% due 10/15/2014	500		492
Williams Cos., Inc.
6.375% due 10/01/2010	6,000		6,098

			44,779

Utilities 1.0%
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250		236
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	5,513		5,596

			5,832

Total Corporate Bonds & Notes (Cost $62,612)			61,198

CONVERTIBLE BONDS & NOTES 66.2%
Banking & Finance 7.0%
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250		236
Citigroup Funding, Inc.
1.080% due 08/31/2012	2,000		2,106
Countrywide Financial Corp.
1.742% due 04/15/2037	1,250		981
Deutsche Bank AG
0.000% due 09/29/2008	600		523
0.000% due 03/23/2009	5,000		4,830
0.450% due 08/31/2012	2,000		2,157
ERP Operating LP
3.850% due 08/15/2026	250		241
Forest City Enterprises, Inc.
3.625% due 10/15/2011	2,730		2,567
Morgan Stanley
1.700% due 10/15/2012	1,000		1,065
3.350% due 10/01/2012	5,000		4,799
ProLogis
1.875% due 11/15/2037	2,500		2,338
Prudential Financial, Inc.
3.516% due 12/15/2037	6,000		5,864
U.S. Bancorp
3.115% due 02/06/2037	3,000		2,996
3.176% due 09/20/2036	5,500		5,495
Vornado Realty Trust
3.625% due 11/15/2026	725		670
Wells Fargo & Co.
4.661% due 05/01/2033	5,321		5,323

			42,191

Industrials 55.8%
Actuant Corp.
2.000% due 11/15/2023	340		590
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	13,550		9,705
Alliant Techsystems, Inc.
2.750% due 09/15/2011	2,025		2,681
American Tower Corp.
3.000% due 08/15/2012	1,190		2,529
Amgen, Inc.
0.125% due 02/01/2011	5,950		5,452
0.375% due 02/01/2013	8,500		7,512
AMR Corp.
4.500% due 02/15/2024	400		417
Amylin Pharmaceuticals, Inc.
3.000% due 06/15/2014	2,500		2,366
Anixter International, Inc.
1.000% due 02/15/2013	1,600		1,834
Archer-Daniels-Midland Co.
0.875% due 02/15/2014	5,925		7,177
ArvinMeritor, Inc.
4.625% due 03/01/2026	3,700		3,210
BioMarin Pharmaceuticals, Inc.
1.875% due 04/23/2017	1,350		2,506
Bristol-Myers Squibb Co.
4.491% due 09/15/2023	7,150		7,204
Cameron International Corp.
2.500% due 06/15/2026	1,900		2,936
Carnival Corp.
2.000% due 04/15/2021	2,550		2,993
Cephalon, Inc.
0.000% due 06/15/2033	1,675		2,241
Ceradyne, Inc.
2.875% due 12/15/2035	750		801
Charter Communications, Inc.
6.500% due 10/01/2027	300		180
Chesapeake Energy Corp.
2.500% due 05/15/2037	7,700		8,595
Ciena Corp.
0.875% due 06/15/2017	1,150		1,218
Comcast Holdings Corp.
2.000% due 11/15/2029	6		233
Devon Energy Corp.
4.900% due 08/15/2008	1,150		2,011
DST Systems, Inc.
4.125% due 08/15/2023	1,200		2,130
Edwards Lifesciences Corp.
3.875% due 05/15/2033	2,125		2,154
Electronic Data Systems Corp.
3.875% due 07/15/2023	650		649
EMC Corp.
1.750% due 12/01/2011	6,200		8,409
Fisher Scientific International, Inc.
2.500% due 10/01/2023	255		631
3.250% due 03/01/2024	3,610		5,663
Fluor Corp.
1.500% due 02/15/2024	1,075		2,798
Ford Motor Co.
4.250% due 12/15/2036	11,275		11,261
Gannett Co., Inc.
4.798% due 07/15/2037	11,000		10,964
General Cable Corp.
1.000% due 10/15/2012	2,500		2,828
General Mills, Inc.
5.168% due 04/11/2037	5,324		5,337
Genzyme Corp.
1.250% due 12/01/2023	3,000		3,472
Gilead Sciences, Inc.
0.625% due 05/01/2013	2,700		3,638
Halliburton Co.
3.125% due 07/15/2023	2,275		4,621
Hanover Compressor Co.
4.750% due 01/15/2014	200		380
Hilton Hotels Corp.
3.375% due 04/15/2023	277		585
Host Hotels & Resorts, Inc.
2.625% due 04/15/2027	10,450		8,974
ImClone Systems, Inc.
1.375% due 05/15/2024	200		189
Integra LifeSciences Holdings Corp.
2.750% due 06/01/2010	2,450		2,321
Intel Corp.
2.950% due 12/15/2035	3,500		3,793
International Game Technology, Inc.
2.600% due 12/15/2036	7,200		7,344
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	2,700		2,657
4.500% due 03/15/2023	225		230
Invitrogen Corp.
2.000% due 08/01/2023	1,050		1,520
Juniper Networks, Inc.
0.000% due 06/15/2008	1,050		1,750
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	2,000		1,950
L-3 Communications Corp.
3.000% due 08/01/2035	3,600		4,370
Lamar Advertising Co.
2.875% due 12/31/2010	2,260		2,636
Level 3 Communications, Inc.
3.500% due 06/15/2012	500		441
10.000% due 05/01/2011	125		142
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	6,850		6,122
Linear Technology Corp.
3.000% due 05/01/2027	4,825		4,614
Lockheed Martin Corp.
4.619% due 08/15/2033	2,725		4,016
Macrovision Corp.
2.625% due 08/15/2011	1,450		1,374
Magnum Hunter Resources, Inc.
4.991% due 12/15/2023	200		305
Manor Care, Inc.
2.125% due 08/01/2035	300		450
2.625% due 04/15/2023	325		701
Medtronic, Inc.
1.250% due 09/15/2021	550		551
1.625% due 04/15/2013	10,275		11,020
Microchip Technology, Inc.
2.125% due 12/15/2037	2,000		2,108
Micron Technology, Inc.
1.875% due 06/01/2014	1,700		1,362
Millipore Corp.
3.750% due 06/01/2026	4,460		4,806
Mylan, Inc.
1.250% due 03/15/2012	9,000		8,212
Nabors Industries, Inc.
0.000% due 06/15/2023	250		252
0.940% due 05/15/2011	13,250		12,521
Nortel Networks Corp.
1.750% due 04/15/2012	3,100		2,507
2.125% due 04/15/2014	6,950		5,421
NovaMed, Inc.
1.000% due 06/15/2012	1,800		1,498
Novell, Inc.
0.500% due 07/15/2024	150		142
Omnicare, Inc.
3.250% due 12/15/2035	2,000		1,468
ON Semiconductor Corp.
2.625% due 12/15/2026	150		164
Peabody Energy Corp.
4.750% due 12/15/2066	2,910		3,703
Placer Dome, Inc.
2.750% due 10/15/2023	1,120		1,994
Pride International, Inc.
3.250% due 05/01/2033	1,525		2,063
Qwest Communications International, Inc.
3.500% due 11/15/2025	8,000		10,710
Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	4,500		4,731
Red Hat, Inc.
0.500% due 01/15/2024	2,650		2,696
Roper Industries, Inc.
1.481% due 01/15/2034 (i)	2,450		1,932
SanDisk Corp.
1.000% due 05/15/2013	4,500		3,639
Schlumberger Ltd.
1.500% due 06/01/2023	300		816
2.125% due 06/01/2023	1,850		4,576
Scientific Games Corp.
0.750% due 12/01/2024	1,000		1,247
Sinclair Broadcast Group, Inc.
3.000% due 05/15/2027	450		405
Spansion, Inc.
2.250% due 06/15/2016	2,000		1,165
St. Jude Medical, Inc.
1.220% due 12/15/2008	4,700		4,735
2.800% due 12/15/2035	250		250
Symantec Corp.
1.000% due 06/15/2013	5,800		6,068
Synaptics, Inc.
0.750% due 12/01/2024	250		268
Tektronix, Inc.
1.625% due 07/15/2012	2,200		2,354
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	9,350		10,425
Transocean, Inc.
1.500% due 12/15/2037	3,000		3,274
Ventas, Inc.
3.875% due 11/15/2011	3,350		3,664
VeriFone Holdings, Inc.
1.625% due 06/15/2012	2,150		1,854
Walt Disney Co.
2.125% due 04/15/2023	2,775		3,177
Wyeth
4.886% due 01/15/2024	4,301		4,559
Xilinx, Inc.
3.125% due 03/15/2037	3,300		2,854
YRC Worldwide, Inc.
3.375% due 11/25/2023	5,304		4,376

			335,377

Utilities 3.4%
CenterPoint Energy, Inc.
3.750% due 05/15/2023	1,625		2,497
CMS Energy Corp.
2.875% due 12/01/2024	3,000		4,028
3.375% due 07/15/2023	450		750
Covanta Holding Corp.
1.000% due 02/01/2027	1,600		1,792
Lucent Technologies, Inc.
2.875% due 06/15/2023	5,089		4,669
NII Holdings, Inc.
3.125% due 06/15/2012	3,000		2,588
PPL Energy Supply LLC
2.625% due 05/15/2023	1,200		2,502
Time Warner Telecom, Inc.
2.375% due 04/01/2026	1,200		1,533

			20,359

Total Convertible Bonds & Notes (Cost $399,734)			397,927

MUNICIPAL BONDS & NOTES 0.1%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014	320		326

Total Municipal Bonds & Notes (Cost $320)			326

	Shares
COMMON STOCKS 4.2%
Allied Waste
Industries, Inc. (b)(i)	167,400		1,845
Bank of America Corp. (i)	30,000		1,238
Celgene Corp. (b)	64,300		2,971
Citigroup, Inc.	25,000		736
Citizens
Communications Co.	60,000		764
Cleveland-Cliffs, Inc.	18,100		1,824
CSX Corp.	26,600		1,170
DaVita, Inc. (b)	5,700		321
El Paso Pipeline
Partners LP (b)	40,000		1,002
Ferrellgas Partners-LP	7,400		162
Motorola, Inc.	115,000		1,845
News Corp. ‘B’	48,600		1,033
Public Service Enterprise
Group, Inc.	4,090		402
Reliant Energy, Inc. (b)	14,149		371
Suburban Propane
Partners LP	6,200		252
TECO Energy, Inc.	20,000		344
Time Warner, Inc.	169,000		2,790
Transocean, Inc. (b)	4,581		686
U.S. Bancorp	30,000		952
Williams Cos., Inc.	54,600		1,954
Windstream Corp.	34,800		453
Xerox Corp.	35,500		575
Yahoo! Inc. (b)	72,800		1,693

Total Common Stocks (Cost $26,688)			25,383

CONVERTIBLE PREFERRED STOCKS 13.7%
Consumer Discretionary 2.8%
Celanese Corp.
4.250% due 12/31/2049	58,000		3,161
General Motors Corp.
6.250% due 07/15/2033	682,000		13,347
Huntsman Corp.
5.000% due 02/16/2008	5,500		273

			16,781

Consumer Services 3.9%
Affiliated Managers Group, Inc.
5.100% due 04/15/2036	45,600		2,405
AMG Capital Trust II
5.150% due 10/15/2037	50,000		2,219
Fannie Mae
5.375% due 12/31/2049	49		4,155
MetLife, Inc.
6.375% due 08/15/2008	177,600		5,483
Simon Property Group, Inc.
6.000% due 12/31/2049	5,400		385
SLM Corp.
7.250% due 12/15/2010	2,000		2,074
Vale Capital Ltd.
5.500% due 06/15/2010	15,400		988
Washington Mutual Capital Trust
5.375% due 05/03/2041	135,400		3,825
Washington Mutual, Inc.
7.750% due 12/31/2049	2,000		1,721

			23,255

Energy 2.9%
Chesapeake Energy Corp.
4.500% due 12/31/2049	35,500		3,838
CMS Energy Corp.
4.500% due 12/31/2049	5,000		454
El Paso Corp.
4.990% due 12/31/2049	4,500		6,338
Entergy Corp.
7.625% due 02/17/2009	23,000		1,650
NRG Energy, Inc.
4.000% due 12/31/2049	2,285		5,070
5.750% due 03/16/2009	1,000		375

			17,725

Healthcare 0.9%
Schering-Plough Corp.
6.000% due 08/13/2010	22,000		5,343

Industrials 3.2%
Allied Waste Industries, Inc.
6.250% due 03/01/2008	2,665		761
Bunge Ltd.
5.125% due 12/01/2010	1,500		1,662
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	110,500		16,677

			19,100

Total Convertible Preferred Stocks (Cost $84,687)			82,204

PREFERRED STOCKS 0.5%
Freddie Mac
8.375% due 12/31/2049	145,000		3,824

Total Preferred Stocks (Cost $ 3,625)			3,824

	Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 3.8%
Commercial Paper 3.2%
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	$5,300		5,283
UBS Finance Delaware LLC
4.000% due 01/02/2008	14,200		14,200

			19,483

Repurchase Agreements 0.3%
State Street Bank and Trust Co.
3.900% due 01/02/2008	1,855		1,855
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 02/15/2008 valued at $1,893. Repurchase proceeds are $1,855.)
U.S. Treasury Bills 0.3%
2.940% due 03/13/2008 (c)(d)	1,500		1,486

Total Short-Term Instruments (Cost $22,829)			22,824

Purchased Options (h) 0.0% (Cost $14)			1
Total Investments 99.6% (Cost $605,972)			$598,987
Other Assets and Liabilities (Net) 0.4%			2,123

Net Assets (e) 100.0%			$601,110

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Payment in-kind bond security.

(b) Non-income producing security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $1,238 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $2,074 and derivative instruments with an aggregate depreciation of ($555) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $3,849 at a weighted average interest rate of 5.140%. On December 31, 2007, there were no open reverse repurchase agreements.

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate		Expiration Date	National Amount	Unrealized Appreciation/ (Depreciation )
Bank of America	HCA, Inc. 8.750% due 09/01/2010	Buy	(3.730%	)	09/01/2010	$6,000	$(123)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.350%		06/20/2010	1,400	(54)
Bank of America	SUPERVALU, Inc. 0.000% convertible until 11/02/2031	Sell	0.400%		09/20/2008	1,000	(1)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	500	45
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012	500	(85)
Citibank N.A.	Celestica, Inc. 7.875% due 07/01/2011	Sell	4.400%		06/20/2012	150	(3)
Citibank N.A.	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.150%	)	08/20/2008	3,000	5
Citibank N.A.	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.150%	)	09/20/2008	3,000	5
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	250	(15)
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	5.300%		12/20/2012	2,600	(145)
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	600	(28)
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.400%		06/20/2014	400	(27)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(3.670%	)	07/15/2011	3,500	58
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.950%		09/20/2012	1,500	(51)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(4.550%	)	09/20/2014	750	27
Citibank N.A.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.600%		06/20/2012	150	(7)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.500%		06/20/2012	150	(8)
Citibank N.A.	Tesoro Corp. 6.625% due 11/01/2015	Buy	(1.250%	)	12/20/2012	2,500	(3)
Citibank N.A.	Williams Cos., Inc. 6.375% due 10/01/2010	Buy	(0.770%	)	10/01/2010	6,000	(53)
Credit Suisse USA, Inc.	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Buy	(2.250%	)	12/20/2009	1,000	41
Credit Suisse USA, Inc.	Lear Corp. 5.750% due 08/01/2014	Buy	(2.250%	)	03/20/2010	300	8
Credit Suisse USA, Inc.	Lear Corp. 5.750% due 08/01/2014	Sell	3.500%		03/20/2012	600	(22)
Credit Suisse USA, Inc.	Lear Corp. 5.750% due 08/01/2014	Buy	(4.200%	)	03/20/2014	300	9
Credit Suisse USA, Inc.	Pride International, Inc. 3.125% convertible until 05/01/2033	Sell	0.700%		09/20/2008	1,000	0
Credit Suisse USA, Inc.	Univision Communiciations, Inc. 7.850% due 07/15/2011	Buy	(1.550%	)	03/20/2010	900	62
Credit Suisse USA, Inc.	Univision Communiciations, Inc. 7.850% due 07/15/2011	Sell	2.850%		03/20/2012	600	(65)
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	2,000	40
Deutsche Bank AG	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Sell	2.600%		12/20/2009	1,000	(34)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Buy	(5.300%	)	12/20/2012	2,600	152
Deutsche Bank AG	JetBlue Airways Corp. 3.500% due 07/15/2033	Buy	(3.300%	)	03/20/2008	250	0
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Buy	(1.870%	)	03/20/2010	1,000	16
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.320%		03/20/2012	1,000	(19)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%		12/20/2008	2,000	(42)
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	2,500	(7)
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	750	36
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	650	0
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.900% due 08/15/2010	Buy	(2.650%	)	08/15/2010	5,500	(54)
Merrill Lynch & Co., Inc.	Countrywide Financial Corp. floating rate based on 3-Month USD-LIBOR plus 3.500% due 04/15/2037	Buy	(3.400%	)	12/20/2008	1,250	136
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	4.650%		09/20/2008	450	(11)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Buy	(2.800%	)	05/15/2009	4,667	283
Morgan Stanley	Albertsons LLC 6.950% due 08/01/2009	Buy	(0.850%	)	08/01/2009	6,000	(40)
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	450	(32)
Morgan Stanley	Great Lakes Chemical Corp. 7.000% due 07/15/2009	Buy	(0.370%	)	07/15/2009	6,000	(21)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	50	2

							$(25)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY9 Index	Sell	1.750%	12/20/2010	$12,000	$32
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY9 Index	Sell	3.200%	12/20/2012	7,500	(5)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	7,800	45
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012	4,000	37
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.080%	12/20/2012	700	(5)

						$104

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	7,200	$(219)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		800	(27)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		8,200	(309)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	5,000	(1)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		6,000	(2)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		$32,500	234
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		1,500	0

							$(324)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Long	Financial Select Sector SPDR Fund	5.102%	01/23/2008	30,000	$(56)
Merrill Lynch & Co., Inc.	Long	Financial Select Sector SPDR Fund	5.186%	01/23/2008	385,000	(1,053)
Merrill Lynch & Co., Inc.	Long	Neveen Floating Rate Income Opportunity Fund	5.334%	01/23/2008	22,800	(17)
Merrill Lynch & Co., Inc.	Long	S&P Depositary Receipts Trust Series 1	5.350%	01/23/2008	165,000	(573)
Merrill Lynch & Co., Inc.	Long	SandRidge Energy, Inc.	5.441%	01/23/2008	52,600	173
Merrill Lynch & Co., Inc.	Long	TECO Energy, Inc.	5.334%	01/23/2008	6,100	7
Merrill Lynch & Co., Inc.	Long	Financial Select Sector SPDR Fund	5.019%	01/28/2008	20,000	(10)

						$(1,529)

(h) Purchased options outstanding on December 31, 2007:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - AMEX JetBlue Airways Corp.	$23.375	01/19/2008	$1,800	$14	$1

(i) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Allied Waste Industries, Inc.	N/A	N/A	08/08/2007-10/16/2007	$2,143	$1,845	0.31%
Bank of America Corp.	N/A	N/A	10/18/2007-10/25/2007	1,442	1,238	0.20%
Roper Industries, Inc.	1.481%	01/15/2034	03/08/2005-10/01/2007	1,863	1,932	0.32%

				$5,448	$5,015	0.83%

(j) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,751	03/2008	$226	$0	$226
Sell	GBP	1,453	01/2008	37	0	37
Buy	INR	70,444	05/2008	43	0	43
Buy	KRW	1,077,412	05/2008	4	0	4
Buy		504,749	08/2008	0	(12)	(12)
Buy	MXN	11,476	03/2008	0	(3)	(3)
Buy		7,560	07/2008	18	0	18
Buy	RUB	53,849	01/2008	63	0	63
Sell		53,849	01/2008	10	0	10
Buy		10,125	07/2008	10	0	10
Buy		53,849	11/2008	0	(10)	(10)

				$411	$(25)	$386

See accompanying notes

Schedule of Investments

Developing Local Markets Fund

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Lukoil Finance Ltd.
5.545% due 01/11/2009		$4,830	$4,805
OAO Rosneft Oil Co.
5.505% due 09/17/2009		3,548	3,460

Total Bank Loan Obligations (Cost $8,340)			8,265

CORPORATE BONDS & NOTES 47.6%
Banking & Finance 33.1%
American Express Bank FSB
4.956% due 06/22/2009		2,900	2,892
5.252% due 06/12/2009		4,750	4,735
American Express Centurion Bank
5.056% due 04/17/2009		10,000	9,971
5.188% due 12/17/2009		1,400	1,387
5.250% due 05/07/2008		1,700	1,699
American Express Credit Corp.
5.025% due 05/19/2009		1,400	1,383
American Honda Finance Corp.
5.206% due 03/09/2009		1,100	1,101
American International Group, Inc.
4.884% due 06/23/2008		2,300	2,301
5.078% due 06/16/2009		6,100	6,100
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		6,780	6,602
Banco Santander Chile
5.496% due 12/09/2009		12,000	11,975
Bank of America Corp.
4.852% due 09/25/2009		23,000	22,954
4.875% due 11/06/2009		3,200	3,190
Bank of America N.A.
4.966% due 12/18/2008		5,650	5,648
5.040% due 02/27/2009		4,500	4,493
5.132% due 06/12/2009		6,000	5,988
Bank of Ireland
4.951% due 12/19/2008		2,000	1,999
5.016% due 12/18/2009		43,450	43,345
Bank of Scotland PLC
5.028% due 07/17/2008		1,500	1,500
5.206% due 12/08/2010		20,100	20,032
5.254% due 07/17/2009		15,300	15,285
Bear Stearns Cos., Inc.
4.920% due 03/30/2009		10,750	10,480
5.190% due 01/31/2011		13,500	12,197
5.284% due 01/30/2009		9,900	9,799
5.599% due 07/19/2010		30,800	28,966
Caterpillar Financial Services Corp.
4.929% due 08/11/2009		9,000	8,953
4.965% due 05/18/2009		13,200	13,168
5.216% due 03/10/2009		7,100	7,088
5.293% due 10/09/2009		23,900	23,699
Charter One Bank N.A.
5.115% due 04/24/2009		9,000	8,966
CIT Group Holdings, Inc.
5.134% due 01/30/2009		29,750	27,956
CIT Group, Inc.
5.019% due 08/15/2008		1,400	1,389
Citigroup Funding, Inc.
5.304% due 03/02/2009		31,600	31,391
Citigroup, Inc.
4.872% due 12/28/2009		19,000	18,663
4.898% due 12/26/2008		2,900	2,888
4.995% due 05/18/2011		8,900	8,701
5.055% due 05/18/2010		12,800	12,685
Colvis Finance Ltd.
8.000% due 02/02/2009		10,710	10,719
Commonwealth Bank of Australia
5.282% due 06/08/2009		1,600	1,600
Credit Agricole S.A.
5.053% due 05/28/2009		3,900	3,903
5.103% due 05/28/2010		32,900	32,913
DnB NORBank ASA
5.312% due 10/13/2009		1,500	1,501
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	309
Export-Import Bank of Korea
4.125% due 02/10/2009		2,900	2,871
4.250% due 11/06/2008		1,404	1,395
4.500% due 08/12/2009		12,600	12,473
5.214% due 06/01/2009		15,800	15,830
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		2,000	1,942
5.800% due 01/12/2009		1,200	1,139
Fortis Bank NY
4.882% due 09/28/2009		16,400	16,344
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		600	603
General Electric Capital Corp.
4.939% due 08/15/2011		2,800	2,753
5.091% due 06/15/2009		1,200	1,199
5.095% due 10/26/2009		2,600	2,595
5.111% due 12/15/2009		13,400	13,356
5.162% due 03/12/2010		8,900	8,852
5.303% due 10/06/2010		6,100	6,052
5.373% due 04/10/2012		24,000	23,705
GMAC LLC
6.034% due 09/23/2008		27,700	26,765
6.119% due 05/15/2009		6,700	6,243
Goldman Sachs Group, Inc.
4.924% due 12/23/2008		3,000	2,992
4.958% due 11/16/2009		6,300	6,187
4.969% due 11/10/2008		11,700	11,676
4.974% due 12/22/2008		21,600	21,544
4.974% due 06/23/2009		9,000	8,859
5.108% due 11/16/2009		15,300	15,062
5.111% due 07/29/2008		18,900	18,878
5.324% due 03/02/2010		14,500	14,327
HSBC Bank USA N.A.
5.188% due 12/14/2009		1,750	1,741
HSBC Finance Corp.
4.982% due 05/21/2008		1,700	1,700
5.121% due 09/15/2008		14,400	14,396
5.158% due 11/16/2009		8,700	8,570
5.212% due 03/12/2010		1,300	1,276
5.240% due 10/21/2009		2,400	2,390
5.281% due 12/05/2008		1,500	1,497
IBM International Group Capital LLC
4.929% due 02/13/2009		31,600	31,586
ICICI Bank Ltd.
5.788% due 01/12/2010		6,300	6,222
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		4,700	4,720
Intergas Finance BV
6.875% due 11/04/2011		1,800	1,746
International Lease Finance Corp.
5.250% due 05/24/2010		9,000	8,882
5.520% due 04/20/2009		3,900	3,896
5.642% due 01/15/2010		5,000	5,000
John Deere Capital Corp.
5.038% due 09/25/2008		20,600	20,610
5.292% due 04/15/2008		12,010	12,017
5.292% due 07/15/2008		9,000	8,996
5.514% due 10/16/2009		9,500	9,512
JPMorgan Chase & Co.
4.915% due 06/26/2009		1,500	1,494
4.938% due 06/25/2010		19,700	19,453
5.300% due 05/07/2010		8,400	8,293
5.384% due 01/17/2011		7,000	6,937
5.419% due 10/02/2009		8,100	8,057
Lehman Brothers Holdings, Inc.
4.905% due 11/24/2008		1,700	1,674
4.934% due 12/23/2008		11,585	11,390
4.978% due 11/16/2009		6,300	6,140
5.082% due 08/21/2009		22,000	21,387
5.094% due 12/23/2010		5,900	5,502
5.241% due 01/23/2009		9,000	8,827
5.270% due 10/22/2008		7,900	7,844
5.320% due 04/03/2009		4,400	4,304
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008		1,600	1,579
4.960% due 08/14/2009		11,700	11,454
5.074% due 01/30/2009		9,500	9,438
5.091% due 06/16/2008		3,000	2,992
5.191% due 10/23/2008		3,500	3,453
Metropolitan Life Global Funding I
4.945% due 05/17/2010		2,600	2,582
Mirage Resorts, Inc.
6.750% due 02/01/2008		1,350	1,357
Morgan Stanley
4.925% due 05/07/2009		1,100	1,087
4.972% due 11/21/2008		1,400	1,390
5.006% due 02/09/2009		10,400	10,274
5.332% due 01/15/2010		8,800	8,706
5.420% due 01/22/2009		8,900	8,804
National Australia Bank Ltd.
5.181% due 09/11/2009		23,400	23,385
5.231% due 10/01/2008		1,500	1,499
Pemex Finance Ltd.
9.690% due 08/15/2009		4,423	4,555
Petroleum Export Ltd.
4.623% due 06/15/2010		7,818	7,700
4.633% due 06/15/2010		767	755
5.265% due 06/15/2011		9,738	9,675
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		1,900	1,900
Santander U.S. Debt S.A. Unipersonal
4.925% due 02/06/2009		15,000	14,919
4.970% due 09/19/2008		1,800	1,794
5.201% due 11/20/2009		9,000	8,893
Sistema Finance S.A.
10.250% due 04/14/2008		6,850	6,911
SLM Corp.
5.224% due 07/27/2009		31,700	29,830
5.284% due 01/26/2009		4,300	4,154
Spinnaker Capital Ltd.
16.491% due 06/15/2008		1,000	1,043
UBS AG
5.141% due 07/23/2009		18,400	18,387
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		16,085	16,056
Universal City Florida Holding Co. I
9.661% due 05/01/2010		6,500	6,532
Ventas Realty LP
8.750% due 05/01/2009		1,800	1,854
VTB Capital S.A.
5.494% due 08/01/2008		32,600	32,275
6.660% due 11/02/2009		66,700	66,718
Wachovia Bank N.A.
5.015% due 02/23/2009		4,250	4,241
5.090% due 05/25/2010		9,000	8,952
5.194% due 12/02/2010		9,000	8,936
5.200% due 10/03/2008		2,300	2,296
Wachovia Corp.
5.034% due 10/28/2008		6,000	5,985
5.111% due 03/15/2011		9,000	8,840
5.174% due 12/01/2009		19,500	19,343
5.372% due 10/15/2011		22,800	22,313
Wells Fargo & Co.
4.944% due 03/23/2010		26,400	26,210
5.091% due 09/15/2009		3,700	3,676
5.182% due 01/24/2012		3,700	3,634
Westpac Banking Corp.
5.212% due 06/06/2008		3,500	3,498
World Savings Bank FSB
4.938% due 05/08/2009		500	501
4.976% due 06/20/2008		1,600	1,601
5.249% due 03/02/2009		5,650	5,668

			1,399,860

Industrials 11.1%
Albertson’s LLC
6.950% due 08/01/2009		500	509
America Movil SAB de C.V.
4.958% due 06/27/2008		36,900	36,900
Amgen, Inc.
5.133% due 11/28/2008		16,300	16,285
Anadarko Petroleum Corp.
5.391% due 09/15/2009		22,900	22,555
Cablevision Systems Corp.
9.644% due 04/01/2009		5,000	5,081
Cisco Systems, Inc.
5.095% due 02/20/2009		2,700	2,698
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		155,534	168,622
Comcast Corp.
5.542% due 07/14/2009		9,000	8,971
ConocoPhillips Australia Funding Co.
5.343% due 04/09/2009		1,368	1,366
CSC Holdings, Inc.
7.250% due 07/15/2008		500	502
CSN Islands VII Corp.
10.750% due 09/12/2008		14,950	15,436
CVS Caremark Corp.
5.441% due 06/01/2010		2,600	2,574
Daimler Finance North America LLC
5.328% due 08/03/2009		9,300	9,240
5.461% due 03/13/2009		2,100	2,089
5.541% due 03/13/2009		8,500	8,443
EchoStar DBS Corp.
5.750% due 10/01/2008		9,350	9,362
General Mills, Inc.
5.310% due 01/22/2010		3,700	3,677
HJ Heinz Co.
6.428% due 12/01/2008		4,300	4,379
Home Depot, Inc.
5.116% due 12/16/2009		1,800	1,764
Kimberly-Clark Corp.
5.060% due 07/30/2010		12,400	12,385
Kraft Foods, Inc.
5.387% due 08/11/2010		3,100	3,076
Mandalay Resort Group
6.500% due 07/31/2009		3,450	3,467
9.500% due 08/01/2008		500	512
MMK Finance S.A.
8.000% due 10/21/2008		4,992	5,042
Pemex Project Funding Master Trust
5.724% due 12/03/2012		5,245	5,178
6.125% due 08/15/2008		241	242
7.042% due 10/15/2009		15,888	16,086
8.500% due 02/15/2008		20,533	20,610
9.375% due 12/02/2008		152	158
Qwest Communications International, Inc.
8.369% due 02/15/2009		1,966	1,976
Roseton
7.270% due 11/08/2010		1,136	1,150
Safeway, Inc.
5.208% due 03/27/2009		2,000	1,997
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		3,800	3,980
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		5,600	5,604
Time Warner, Inc.
5.109% due 11/13/2009		8,000	7,807
Transocean, Inc.
5.341% due 09/05/2008		9,000	8,957
United Technologies Corp.
5.194% due 06/01/2009		1,700	1,690
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		3,800	3,801
Walt Disney Co.
5.246% due 09/10/2009		24,450	24,344
5.294% due 07/16/2010		6,200	6,140
Weyerhaeuser Co.
5.884% due 09/24/2009		9,500	9,529
Xerox Corp.
5.716% due 12/18/2009		3,600	3,608

			467,792

Utilities 3.4%
AT&T, Inc.
4.959% due 05/15/2008		6,200	6,195
4.978% due 02/05/2010		4,700	4,660
5.080% due 11/14/2008		10,700	10,688
BellSouth Corp.
4.240% due 04/26/2021		11,250	11,211
4.969% due 08/15/2008		15,300	15,278
Deutsche Telekom International Finance BV
5.064% due 03/23/2009		3,300	3,286
8.000% due 06/15/2010		500	534
Dominion Resources, Inc.
5.050% due 11/14/2008		1,600	1,597
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		6,398	6,718
Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008		100	101
Entergy Gulf States, Inc.
5.896% due 12/08/2008		6,300	6,321
Florida Power Corp.
5.279% due 11/14/2008		22,700	22,674
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		19,611	19,615
Ohio Power Co.
5.424% due 04/05/2010		5,750	5,703
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		500	500
Qwest Corp.
5.625% due 11/15/2008		2,900	2,900
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		5,314	5,312
Telefonica Emisones SAU
5.226% due 06/19/2009		5,000	4,965
Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		16,877	16,837
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		700	702

			145,797

Total Corporate Bonds & Notes (Cost $2,030,588)			2,013,449

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
4.774% due 11/01/2035		699	700
4.925% due 12/25/2036 - 07/25/2037		6,547	6,324
5.000% due 02/25/2017		302	303
6.063% due 06/01/2043 - 07/01/2044		1,358	1,359
6.064% due 09/01/2044		2,630	2,644
Freddie Mac
4.479% due 08/01/2035		124	124
5.000% due 08/15/2016 - 11/15/2029		4,093	4,100
5.125% due 08/25/2031		498	499
5.145% due 09/25/2031		480	480
5.258% due 02/15/2019		73,496	73,135
5.378% due 12/15/2030		1,097	1,097
6.000% due 06/01/2037 - 10/01/2037		30,362	30,820
6.063% due 02/25/2045		3,345	3,339

Total U.S. Government Agencies (Cost $125,190)			124,924

MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust
5.132% due 09/25/2035		1,687	1,675
American Home Mortgage Investment Trust
5.015% due 09/25/2035		301	301
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		560	560
Banc of America Funding Corp.
6.144% due 01/20/2047		2,495	2,459
Banc of America Mortgage Securities, Inc.
5.660% due 07/25/2034		1,418	1,424
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		41,227	40,752
4.486% due 02/25/2034		2,556	2,524
4.550% due 08/25/2035		22,245	21,913
4.614% due 07/25/2033		29,266	28,974
4.848% due 04/25/2034		1,611	1,600
Bear Stearns Alt-A Trust
5.025% due 02/25/2034		981	932
5.527% due 09/25/2035		10,891	10,731
5.902% due 01/25/2036		4,041	3,942
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		1,361	1,363
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		1,586	1,576
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		11,197	11,082
5.684% due 01/26/2036		9,271	9,189
5.787% due 12/26/2046		5,080	5,019
CC Mortgage Funding Corp.
4.995% due 05/25/2048		1,762	1,593
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		216	209
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		1,566	1,530
4.248% due 08/25/2035		9,449	9,265
4.679% due 08/25/2035		1,729	1,707
4.748% due 08/25/2035		10,874	10,728
Commercial Mortgage Pass-Through Certificates
5.128% due 04/15/2017		366	364
6.455% due 05/15/2032		1,360	1,364
Countrywide Alternative Loan Trust
4.935% due 10/25/2046		38	38
5.045% due 05/25/2047		2,078	1,962
5.129% due 02/20/2047		2,464	2,326
5.788% due 02/25/2036		701	674
Countrywide Home Loan Mortgage Pass-Through Trust
4.854% due 04/20/2035		6,549	6,536
CS First Boston Mortgage Securities Corp.
4.250% due 06/25/2033		4,164	4,144
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047		1,012	992
4.945% due 02/25/2037		996	977
4.945% due 03/25/2037		956	947
4.955% due 08/25/2037		2,361	2,339
First Horizon Asset Securities, Inc.
4.737% due 07/25/2033		1,273	1,267
5.372% due 08/25/2035		1,867	1,860
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035		3,820	3,817
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		2,028	1,986
4.945% due 01/25/2047		1,299	1,274
5.135% due 11/25/2045		384	361
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		2,918	2,894
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		1,785	1,707
5.352% due 06/06/2020		13	13
Harborview Mortgage Loan Trust
4.995% due 04/19/2038		1,126	1,054
5.055% due 01/19/2038		933	922
5.155% due 01/19/2038		3,866	3,627
5.205% due 03/19/2037		3,649	3,430
5.222% due 07/19/2035		5,087	5,040
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		976	958
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		1,033	1,007
5.047% due 12/25/2034		1,172	1,160
JPMorgan Mortgage Trust
5.023% due 02/25/2035		6,758	6,626
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		1,509	1,507
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		3,561	3,527
4.975% due 05/25/2047		321	319
Merrill Lynch Floating Trust
5.098% due 06/15/2022		1,515	1,471
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		7,597	7,317
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		12,868	12,414
5.115% due 11/25/2035		3,625	3,505
5.865% due 10/25/2035		2,078	2,042
Morgan Stanley Capital I
5.088% due 10/15/2020		1,821	1,780
Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033		2,747	2,743
Residential Accredit Loans, Inc.
4.965% due 09/25/2046		1,060	1,046
5.165% due 08/25/2035		1,067	1,008
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035		1,529	1,507
Sequoia Mortgage Trust
4.080% due 04/20/2035		873	868
Structured Adjustable Rate Mortgage Loan Trust
4.881% due 07/25/2034		4,646	4,635
5.357% due 01/25/2035		1,763	1,753
5.535% due 08/25/2035		1,253	1,245
Structured Asset Mortgage Investments, Inc.
4.935% due 08/25/2036		2,515	2,503
4.965% due 09/25/2047		3,601	3,572
4.995% due 03/25/2037		502	478
5.055% due 06/25/2036		873	829
5.085% due 05/25/2036		3,621	3,417
5.215% due 07/19/2035		9,250	8,859
Structured Asset Securities Corp.
4.080% due 06/25/2033		4,388	4,362
5.331% due 10/25/2035		1,138	1,127
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036		485	479
4.975% due 01/25/2037		955	936
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		2,268	2,217
4.985% due 03/25/2046		1,500	1,474
4.985% due 09/25/2046		11,659	11,401
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		23,063	22,716
Washington Mutual, Inc.
4.208% due 06/25/2033		1,709	1,699
4.229% due 03/25/2034		1,945	1,925
5.155% due 08/25/2045		100	99
5.518% due 01/25/2047		1,316	1,239
5.598% due 12/25/2046		1,391	1,310
5.788% due 02/25/2046		1,415	1,378
5.883% due 10/25/2046		2,022	1,978
5.988% due 11/25/2042		662	641
6.288% due 09/25/2046		3,822	3,738
Wells Fargo Mortgage-Backed Securities Trust
4.998% due 12/25/2034		1,723	1,699

Total Mortgage-Backed Securities (Cost $362,641)			361,477

ASSET-BACKED SECURITIES 8.3%
Accredited Mortgage Loan Trust
4.915% due 02/25/2037		1,051	988
ACE Securities Corp.
4.915% due 08/25/2036		2,193	2,088
4.915% due 12/25/2036		1,019	989
4.935% due 12/25/2035		222	221
4.945% due 10/25/2036		2,225	2,165
4.955% due 06/25/2037		1,065	1,040
American Express Credit Account Master Trust
5.028% due 01/18/2011		1,350	1,350
5.138% due 09/15/2010		2,900	2,901
5.528% due 02/15/2012		2,667	2,667
Argent Securities, Inc.
4.905% due 06/25/2036		163	162
4.915% due 09/25/2036		1,953	1,925
4.915% due 10/25/2036		4,241	4,163
4.935% due 04/25/2036		95	95
4.945% due 03/25/2036		212	212
Asset-Backed Funding Certificates
4.905% due 09/25/2036		2,350	2,315
4.925% due 10/25/2036		1,730	1,710
4.925% due 11/25/2036		907	878
4.925% due 01/25/2037		2,754	2,711
5.215% due 06/25/2034		4,859	4,682
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		667	657
4.915% due 12/25/2036		894	876
4.945% due 05/25/2037		998	960
Atrium CDO Corp.
5.441% due 06/27/2015		1,189	1,181
Aurum CLO 2002-1 Ltd.
5.672% due 04/15/2014		4,048	4,078
Bank One Issuance Trust
5.138% due 02/15/2011		700	700
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		925	908
4.945% due 10/25/2036		1,095	1,082
4.955% due 04/25/2036		377	374
5.065% due 09/25/2034		272	271
5.865% due 10/25/2037		5,457	5,247
Carrington Mortgage Loan Trust
4.905% due 05/25/2036		396	392
4.915% due 01/25/2037		880	861
4.965% due 06/25/2037		4,273	4,177
5.103% due 10/25/2035		771	716
Chase Credit Card Master Trust
5.138% due 10/15/2010		1,600	1,601
5.138% due 02/15/2011		1,500	1,500
Chase Issuance Trust
5.038% due 12/15/2010		1,700	1,700
5.048% due 02/15/2012		1,155	1,152
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		1,800	1,788
5.045% due 02/07/2010		1,100	1,100
5.342% due 01/15/2010		1,400	1,400
Citibank Credit Card Master Trust I
6.050% due 01/15/2010		1,100	1,101
Citibank Omni Master Trust
5.962% due 12/23/2013		30,500	30,481
Citigroup Mortgage Loan Trust, Inc.
4.905% due 08/25/2036		1,480	1,467
4.905% due 12/25/2036		1,132	1,099
4.915% due 11/25/2036		680	675
4.925% due 05/25/2037		1,940	1,847
4.935% due 01/25/2037		1,149	1,105
Countrywide Asset-Backed Certificates
4.895% due 01/25/2046		4,839	4,778
4.915% due 01/25/2037		1,276	1,260
4.915% due 03/25/2037		2,787	2,720
4.915% due 05/25/2037		8,995	8,786
4.915% due 07/25/2037		1,203	1,165
4.915% due 08/25/2037		1,928	1,880
4.915% due 12/25/2046		1,974	1,948
4.915% due 03/25/2047		2,883	2,836
4.925% due 03/25/2037		2,716	2,643
4.925% due 09/25/2046		529	523
4.935% due 06/25/2036		129	129
4.935% due 07/25/2036		301	299
4.935% due 06/25/2037		1,009	984
4.945% due 06/25/2037		1,120	1,093
4.945% due 10/25/2037		894	879
4.965% due 09/25/2047		1,113	1,077
4.975% due 10/25/2046		4,462	4,366
4.995% due 07/25/2036		112	111
5.025% due 02/25/2036		831	807
5.045% due 09/25/2036		1,061	986
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		1,002	968
4.955% due 12/25/2037		849	828
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		673	673
First Franklin Mortgage Loan Asset-Backed Certificates
4.895% due 07/25/2036		537	531
4.905% due 09/25/2036		630	608
4.905% due 01/25/2038		1,051	1,017
4.915% due 11/25/2036		12,992	12,466
4.915% due 12/25/2036		694	678
4.935% due 12/25/2037		1,014	991
4.955% due 01/25/2036		551	549
First NLC Trust
4.935% due 08/25/2037		2,808	2,754
First USA Credit Card Master Trust
5.156% due 04/18/2011		1,100	1,101
Fremont Home Loan Trust
4.915% due 10/25/2036		881	871
4.925% due 01/25/2037		1,136	1,108
4.935% due 02/25/2037		3,581	3,511
5.035% due 01/25/2036		560	559
GE-WMC Mortgage Securities LLC
4.905% due 08/25/2036		1,583	1,525
GS Auto Loan Trust
5.344% due 07/15/2008		598	599
GSAA Trust
4.975% due 06/25/2035		340	339
GSAMP Trust
4.935% due 09/25/2036		2,378	2,332
4.935% due 10/25/2036		358	337
4.935% due 12/25/2036		1,126	1,096
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		597	588
5.749% due 11/20/2036		2,325	2,315
Home Equity Asset Trust
4.925% due 05/25/2037		1,174	1,127
HSBC Asset Loan Obligation
4.925% due 12/25/2036		1,117	1,072
HSI Asset Securitization Corp. Trust
4.915% due 10/25/2036		1,185	1,131
4.915% due 12/25/2036		6,664	6,433
4.925% due 05/25/2037		1,806	1,725
4.945% due 12/25/2035		463	459
Indymac Residential Asset-Backed Trust
4.905% due 08/25/2036		348	346
4.915% due 11/25/2036		1,362	1,345
4.925% due 04/25/2037		879	860
4.945% due 07/25/2037		966	946
4.955% due 03/25/2036		483	482
4.995% due 04/25/2037		799	767
IXIS Real Estate Capital Trust
4.925% due 08/25/2036		854	849
JPMorgan Mortgage Acquisition Corp.
4.915% due 07/25/2036		857	841
4.915% due 08/25/2036		4,113	4,043
4.915% due 10/25/2036		1,132	1,104
4.925% due 04/01/2037		858	822
4.935% due 03/25/2036		501	499
4.935% due 11/25/2036		943	927
4.945% due 08/25/2036		2,176	2,115
4.945% due 03/25/2037		848	816
4.975% due 08/25/2036		5,200	4,787
5.075% due 06/25/2035		66	66
Lehman ABS Mortgage Loan Trust
4.955% due 06/25/2037		969	951
Lehman XS Trust
4.935% due 05/25/2046		447	444
4.945% due 04/25/2046		1,558	1,545
4.945% due 08/25/2046		2,338	2,323
4.945% due 11/25/2046		4,219	4,040
4.955% due 05/25/2046		2,051	2,028
4.985% due 11/25/2036		2,567	2,564
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036		260	259
4.905% due 07/25/2036		1,061	1,041
4.905% due 11/25/2036		932	916
4.925% due 10/25/2036		1,574	1,537
4.925% due 05/25/2046		340	339
4.955% due 01/25/2046		328	327
5.145% due 10/25/2034		835	803
MASTR Asset-Backed Securities Trust
4.905% due 08/25/2036		704	689
4.915% due 03/25/2036		746	739
4.915% due 01/25/2037		691	669
4.925% due 10/25/2036		275	273
4.925% due 11/25/2036		1,022	995
4.945% due 01/25/2036		367	364
4.945% due 05/25/2037		830	814
5.015% due 11/25/2035		675	674
MBNA Credit Card Master Note Trust
5.148% due 08/16/2010		3,300	3,301
Merrill Lynch First Franklin Mortgage Loan Trust
4.925% due 07/25/2037		1,319	1,274
Merrill Lynch Mortgage Investors, Inc.
4.895% due 06/25/2037		464	459
4.915% due 05/25/2037		2,911	2,872
4.935% due 08/25/2036		5,881	5,801
4.935% due 02/25/2037		700	695
4.935% due 07/25/2037		2,994	2,911
4.945% due 09/25/2037		4,688	4,595
Morgan Stanley ABS Capital I
4.905% due 06/25/2036		457	451
4.905% due 10/25/2036		1,023	1,010
4.905% due 01/25/2037		1,136	1,111
4.915% due 09/25/2036		1,987	1,936
4.915% due 10/25/2036		941	899
4.915% due 11/25/2036		1,887	1,808
4.925% due 03/25/2036		549	547
4.925% due 05/25/2037		1,951	1,882
4.935% due 02/25/2036		625	624
4.985% due 02/25/2036		1,400	1,377
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		908	884
Nationstar Home Equity Loan Trust
4.925% due 03/25/2037		1,037	1,018
4.925% due 06/25/2037		947	922
Nelnet Student Loan Trust
5.182% due 09/25/2012		65	65
New Century Home Equity Loan Trust
4.935% due 08/25/2036		1,561	1,548
5.045% due 05/25/2036		1,400	1,350
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		220	219
Option One Mortgage Loan Trust
4.915% due 07/25/2036		411	408
4.915% due 01/25/2037		955	940
Popular ABS Mortgage Pass-Through Trust
4.955% due 06/25/2047		1,014	983
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036		733	720
4.935% due 02/25/2037		903	885
4.945% due 10/25/2036		3,052	2,971
4.965% due 08/25/2046		786	773
Residential Asset Securities Corp.
4.905% due 06/25/2036		1,215	1,199
4.905% due 08/25/2036		1,566	1,547
4.925% due 04/25/2036		1,147	1,138
4.925% due 01/25/2037		1,089	1,054
4.935% due 07/25/2036		1,927	1,912
4.935% due 11/25/2036		2,774	2,708
4.945% due 10/25/2036		2,319	2,268
4.975% due 04/25/2037		1,076	1,054
4.985% due 04/25/2036		3,700	3,615
Saxon Asset Securities Trust
4.925% due 10/25/2046		3,848	3,799
Securitized Asset-Backed Receivables LLC Trust
4.905% due 01/25/2037		1,118	1,083
4.915% due 09/25/2036		978	948
4.925% due 03/25/2036		559	552
4.925% due 12/25/2036		1,427	1,340
4.945% due 11/25/2036		1,069	1,041
SLC Student Loan Trust
4.849% due 02/15/2015		3,840	3,834
SLM Student Loan Trust
3.800% due 12/15/2038		750	735
5.064% due 04/25/2014		1,500	1,498
5.074% due 10/27/2014		808	806
5.074% due 10/25/2016		547	547
5.074% due 07/25/2017		689	689
5.074% due 10/25/2018		904	896
5.124% due 10/25/2016		5,000	5,002
5.234% due 01/25/2017		684	684
Soundview Home Equity Loan Trust
4.915% due 10/25/2036		2,929	2,874
4.925% due 11/25/2036		2,180	2,154
4.925% due 12/25/2036		588	580
4.945% due 01/25/2037		818	802
4.945% due 06/25/2037		893	876
4.965% due 10/25/2036		607	599
5.665% due 10/25/2037		3,070	3,022
Specialty Underwriting & Residential Finance
4.895% due 06/25/2037		674	664
4.910% due 11/25/2037		899	880
4.925% due 02/25/2037		298	297
Structured Asset Investment Loan Trust
4.915% due 07/25/2036		695	665
Structured Asset Securities Corp.
4.900% due 04/25/2035		645	631
4.915% due 10/25/2036		4,002	3,932
4.945% due 01/25/2037		969	936
USAA Auto Owner Trust
5.337% due 07/11/2008		286	286
Wachovia Auto Owner Trust
5.340% due 07/18/2008		324	324
Washington Mutual Asset-Backed Certificates
4.915% due 01/25/2037		1,061	1,017
4.925% due 10/25/2036		1,133	1,093
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		921	904
4.965% due 03/25/2037		1,050	1,028

Total Asset-Backed Securities (Cost $357,097)			350,020

SOVEREIGN ISSUES 8.4%
Banco Nacional de Desenvolvimento Economico e Social
5.330% due 06/16/2008		36,815	36,686
Chile Government International Bond
5.411% due 01/28/2008		27,035	27,036
Korea Development Bank
3.875% due 03/02/2009		14,970	14,742
4.750% due 07/20/2009		26,500	26,360
5.080% due 10/31/2008		28,500	28,402
5.380% due 04/03/2010		38,100	37,999
5.580% due 10/20/2009		39,613	39,657
Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,494
5.942% due 01/13/2009		41,295	41,429
Panama Government International Bond
8.250% due 04/22/2008		7,283	7,349
Russia Government International Bond
8.250% due 03/31/2010		27,446	28,519
Ukraine Government International Bond
8.693% due 08/05/2009		62,075	63,942

Total Sovereign Issues (Cost $354,183)			353,615

FOREIGN CURRENCY-DENOMINATED ISSUES 8.1%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	3,708
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	196,876	92,605
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,000	2,570
6.000% due 05/15/2045		11,250	9,819
10.000% due 01/01/2012		324,880	166,252
Colombia Government International Bond
9.850% due 06/28/2027	COP	28,145,000	13,919
12.000% due 10/22/2015		28,500,000	15,781
Poland Government International Bond
5.750% due 03/24/2010	PLN	7,995	3,218
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,923
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	20,619
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	249,377	10,682

Total Foreign Currency-Denominated Issues (Cost $333,636)			341,096

SHORT-TERM INSTRUMENTS 9.0%
Certificates of Deposit 2.2%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$2,600	2,601
Barclays Bank PLC
5.490% due 08/10/2009		15,800	15,818
Calyon Financial, Inc.
5.204% due 01/16/2009		7,500	7,489
Dexia S.A.
4.759% due 09/29/2008		4,100	4,101
Fortis Bank NY
4.745% due 04/28/2008		1,800	1,799
4.790% due 06/30/2008		6,300	6,295
5.148% due 09/30/2008		4,100	4,092
HSBC Bank USA N.A.
5.426% due 07/28/2008		1,400	1,402
Nordea Bank Finland PLC
4.695% due 03/31/2008		1,800	1,800
4.991% due 05/28/2008		4,500	4,501
5.230% due 04/09/2009		8,300	8,292
Royal Bank of Scotland Group PLC
4.734% due 03/26/2008		8,700	8,697
Skandinaviska Enskilda Banken AB
4.869% due 02/13/2009		4,600	4,596
5.330% due 02/04/2008		1,800	1,800
5.340% due 08/21/2008		1,500	1,499
Societe Generale NY
4.768% due 06/30/2008		2,800	2,801
5.270% due 03/26/2008		8,700	8,702
Unicredito Italiano NY
5.062% due 05/29/2008		4,400	4,400
5.358% due 05/06/2008		4,800	4,797

			95,482

Commercial Paper 6.1%
Abbey National Treasury Services PLC
4.680% due 02/01/2008		102,200	101,801
Bank of America Corp.
4.735% due 03/20/2008		20,000	19,791
Citibank N.A.
5.900% due 01/25/2008		12,500	12,453
5.940% due 02/01/2008		31,800	31,643
DnB NORBank ASA
5.080% due 01/04/2008		64,500	64,482
Fortis Funding LLC
4.000% due 01/02/2008		26,300	26,300

			256,470

Repurchase Agreements 0.1%
Fixed Income Clearing Corp.
3.900% due 01/02/2008		3,227	3,227
(Dated 12/31/2007. Collateralized by Fannie Mae 6.060% due 06/06/2017 valued at $3,296. Repurchase proceeds are $3,228.)

Egypt Treasury Bills 0.2%
9.690% due 02/05/2008	EGP	40,000	7,191

U.S. Treasury Bills 0.4%
2.976% due 02/28/2008 - 03/13/2008 (a)(b)		$15,750	15,623

Total Short-Term Instruments (Cost $377,822)			377,993

Total Investments 93.1% (Cost $3,949,497)			$3,930,839
Other Assets and Liabilities (Net) 6.9%			292,135

Net Assets (c) 100.0%			$4,222,974

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $15,125 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $74,412 and derivative instruments with an aggregate depreciation of ($14,376) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	$7,500	$(38)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010	BRL	17,000	$343
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		34,000	697
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012		127,700	(3,764)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		293,200	(7,330)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		70,200	(485)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		148,500	(2,615)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		56,300	(1,223)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012	CZK	47,690	(44)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	4,683,000	(101)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		4,666,667	(104)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	24
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	730
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	24
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	(2)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	377
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		140,000	(300)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	24
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	566
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	52
Citibank N.A.	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010	ZAR	46,850	(67)
HSBC Bank USA	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010		46,850	(67)

							$(13,265)

(e) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.00%	01/01/2038	$30,800	$31,267	$31,257

(f) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	05/2008	$117	$0	$117
Buy	BRL	379,016	03/2008	30,906	0	30,906
Sell		350,692	03/2008	145	(11,467)	(11,322)
Buy		111,992	07/2008	3,106	0	3,106
Sell		152,533	07/2008	350	(571)	(221)
Buy	CLP	47,345,317	03/2008	4,633	0	4,633
Sell		6,086,400	03/2008	0	(204)	(204)
Buy		52,080,704	07/2008	0	(762)	(762)
Sell		2,793,449	07/2008	0	(106)	(106)
Buy	CNY	503,421	01/2008	1,214	0	1,214
Sell		503,421	01/2008	0	(349)	(349)
Buy		162,077	07/2008	727	0	727
Sell		191,497	07/2008	27	(165)	(138)
Buy		448,402	10/2008	65	(9)	56
Buy		335,468	03/2009	2,860	0	2,860
Sell		141,898	03/2009	0	(175)	(175)
Buy	COP	222,742,801	03/2008	5,179	(1,688)	3,491
Sell		93,181,473	03/2008	198	(1,349)	(1,151)
Buy	CZK	3,711,614	03/2008	23,520	0	23,520
Sell		454,281	03/2008	70	(602)	(532)
Buy		4,470,786	07/2008	25,233	0	25,233
Sell		2,059,657	07/2008	12	(11,628)	(11,616)
Buy	EUR	64	01/2008	0	(1)	(1)
Sell		857	01/2008	2	0	2
Buy	GBP	70	01/2008	0	(2)	(2)
Buy	HKD	2,407,572	01/2008	0	(841)	(841)
Sell		1,556	01/2008	0	0	0
Buy	HUF	23,425,661	07/2008	2,077	0	2,077
Sell		10,048,849	07/2008	4	(308)	(304)
Buy	IDR	719,004,000	01/2008	163	(998)	(835)
Sell		187,750,000	01/2008	154	0	154
Buy		684,084,200	05/2008	1,069	(235)	834
Sell		46,675,000	05/2008	87	0	87
Buy	ILS	368,810	11/2008	1,641	0	1,641
Sell		23,400	11/2008	0	(118)	(118)
Buy	INR	2,430,933	05/2008	2,205	0	2,205
Sell		230,615	05/2008	8	0	8
Buy		2,576,365	08/2008	124	(187)	(63)
Sell		478,560	08/2008	0	(27)	(27)
Buy	JPY	324,430	02/2008	0	(7)	(7)
Buy	KRW	7,620,287	01/2008	0	(213)	(213)
Sell		4,624,500	01/2008	48	0	48
Buy		55,924,695	05/2008	84	(229)	(145)
Sell		32,020,500	05/2008	548	0	548
Buy		8,973,758	08/2008	0	(133)	(133)
Sell		9,096,500	08/2008	203	0	203
Buy	KWD	3,711	05/2008	709	0	709
Buy	MXN	2,848,597	03/2008	6,265	(75)	6,190
Sell		975,863	03/2008	328	(537)	(209)
Buy		2,830,115	07/2008	4,443	(469)	3,974
Sell		256,907	07/2008	0	(196)	(196)
Buy	MYR	239,027	05/2008	2,565	0	2,565
Buy		179,789	08/2008	1,672	0	1,672
Buy	PHP	5,604,541	05/2008	10,552	0	10,552
Buy		1,611,483	08/2008	1,289	0	1,289
Buy	PLN	273,836	03/2008	13,428	0	13,428
Sell		184,821	03/2008	141	(751)	(610)
Buy		1,172,043	07/2008	57,512	0	57,512
Sell		27,588	07/2008	0	(273)	(273)
Buy	RON	362,733	01/2008	0	(6,398)	(6,398)
Sell		362,733	01/2008	4,148	(48)	4,100
Buy		70,452	11/2008	71	0	71
Sell		36,848	11/2008	0	(17)	(17)
Buy	RUB	2,068,984	01/2008	4,956	0	4,956
Sell		2,068,984	01/2008	135	(342)	(207)
Buy		4,341,679	07/2008	4,242	0	4,242
Sell		1,586,053	07/2008	0	(345)	(345)
Buy		1,016,087	11/2008	0	(138)	(138)
Sell		6,211	11/2008	0	(1)	(1)
Buy	SAR	48,427	05/2008	53	0	53
Buy	SGD	186,423	02/2008	4,706	0	4,706
Sell		21,601	02/2008	0	(59)	(59)
Buy		295,161	05/2008	8,479	0	8,479
Sell		331	05/2008	0	0	0
Buy		252,081	08/2008	2,045	0	2,045
Buy	SKK	3,418,420	03/2008	10,060	0	10,060
Buy		186,390	07/2008	0	(174)	(174)
Buy	TRY	452,723	03/2008	58,237	0	58,237
Sell		160,749	03/2008	105	(4,244)	(4,139)
Buy	TWD	1,326,995	01/2008	0	(146)	(146)
Sell		801,025	01/2008	181	0	181
Buy	UAH	208,464	10/2008	0	(1,484)	(1,484)
Sell		50,725	10/2008	317	0	317
Buy	ZAR	829,578	03/2008	4,360	(487)	3,873
Sell		228,097	03/2008	155	(282)	(127)
Buy		1,235,519	07/2008	8,251	(472)	7,779
Sell		139,001	07/2008	40	(117)	(77)

				$316,224	$(49,429)	$266,795

See accompanying notes

Schedule of Investments

Diversified Income Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 4.7%
Allied Waste North America, Inc.
4.600% due 03/28/2014		$1,206	$1,156
6.150% due 03/28/2014		430	412
6.360% due 03/28/2014		76	73
6.420% due 03/28/2014		72	69
6.480% due 03/28/2014		433	415
6.500% due 03/28/2014		722	692
6.880% due 03/28/2014		719	690
Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013		2,500	2,372
7.096% due 04/08/2014		2,500	2,376
Appleton Papers, Inc.
6.293% due 05/21/2014		333	316
6.580% due 05/21/2014		331	313
6.648% due 05/21/2014		333	315
Berry Plastics Holding Corp.
11.646% due 06/15/2014		4,548	4,263
Biomet, Inc.
7.000% due 03/08/2008		2,500	2,446
7.776% due 03/25/2015		5,000	4,953
Boc Group, Inc.
7.081% due 05/31/2014		2,494	2,251
Community Health Corp.
7.331% due 07/25/2014		3,743	3,608
Community Health Systems, Inc.
4.000% due 07/02/2014		248	239
7.072% due 07/02/2014		9	9
CSC Holdings, Inc.
6.595% due 02/24/2013		4,960	4,696
Daimler Finance North America LLC
9.000% due 08/03/2012		12,968	12,502
Dex Media West LLC
6.330% due 09/09/2010		390	381
6.520% due 09/09/2010		375	367
6.640% due 09/09/2010		188	183
6.650% due 09/09/2010		281	275
FCI Connectors
6.224% due 03/09/2013		2,472	2,369
Ford Motor Co.
8.000% due 12/15/2013		990	919
General Motors Corp.
7.056% due 11/29/2013		992	930
Georgia-Pacific Corp.
6.580% due 12/20/2012		622	594
6.831% due 12/20/2012		762	727
6.896% due 12/20/2012		6,476	6,181
Goodyear Tire & Rubber Co.
6.430% due 04/20/2014		3,000	2,823
Hawaiian Telcom Communications, Inc.
7.080% due 06/01/2014		1,696	1,600
HCA, Inc.
7.080% due 11/16/2013		2,481	2,394
Health Management Associates, Inc.
6.580% due 02/28/2014		3,928	3,675
6.595% due 02/28/2014		52	49
Hertz Corp.
6.750% due 12/21/2012		3	3
Ineos Group Holdings PLC
7.357% due 10/07/2012		1,707	1,625
7.357% due 10/07/2013		2,460	2,379
7.451% due 10/07/2012		131	125
7.451% due 10/07/2013		25	24
7.857% due 10/07/2014		2,460	2,390
7.951% due 10/07/2014		25	25
Las Vegas Sands Corp.
3.000% due 05/15/2014		1,000	940
6.580% due 05/23/2014		3,990	3,752
Lukoil Finance Ltd.
5.545% due 01/11/2009		2,415	2,402
Metro-Goldwyn-Mayer, Inc.
8.080% due 04/08/2012		995	924
8.108% due 04/08/2012		6,935	6,443
MGM Mirage
6.114% due 10/03/2011		400	379
6.187% due 10/03/2011		400	379
6.495% due 10/03/2011		1,200	1,126
Mylan Laboratories, Inc.
8.312% due 10/02/2014		2,800	2,776
NRG Energy, Inc.
6.580% due 02/01/2013		2,111	2,018
Orbitz Worldwide, Inc.
7.830% due 07/20/2014		3,000	2,842
Polypore, Inc.
7.100% due 05/15/2014		4,489	4,354
RH Donnelley Corp.
6.590% due 06/30/2011		56	55
RH Donnelley, Inc.
6.460% due 06/30/2011		226	220
6.500% due 06/30/2011		378	367
6.520% due 06/30/2011		113	110
6.590% due 06/30/2011		314	305
6.630% due 09/09/2010		112	110
6.660% due 06/30/2011		64	62
6.700% due 09/09/2010		188	184
Shackleton Re Ltd.
12.875% due 08/01/2008		1,500	1,493
13.000% due 08/01/2008		500	498
SLM Corp.
0.000% due 02/16/2008		2,000	1,993
Thompson Learning, Inc.
7.600% due 06/27/2014		6,000	5,688
Travelport
7.080% due 08/23/2013		4,988	4,748
Tribune Co.
7.910% due 05/30/2014		4,738	4,046
TXU Technology
8.396% due 10/10/2014		3,900	3,836

Total Bank Loan Obligations (Cost $131,695)			126,254

CORPORATE BONDS & NOTES 50.0%
Banking & Finance 16.5%
AES Red Oak LLC
8.540% due 11/30/2019		2,569	2,762
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	242
American General Finance Corp.
6.900% due 12/15/2017		5,000	5,014
American Honda Finance Corp.
4.500% due 05/26/2009		500	501
American International Group, Inc.
2.875% due 05/15/2008		1,000	990
4.884% due 06/23/2008		1,000	1,001
5.850% due 01/16/2018		13,600	13,715
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		1,980	1,967
Banco Santander Chile
5.496% due 12/09/2009		5,000	4,990
Bank of America Corp.
3.875% due 01/15/2008		920	920
4.750% due 08/01/2015		1,400	1,349
5.750% due 12/01/2017		8,000	8,033
BankAmerica Instit-A
8.070% due 12/31/2026		500	525
Barclays Bank PLC
5.450% due 09/12/2012		11,600	11,902
Bear Stearns Cos., Inc.
4.500% due 10/28/2010		1,000	960
6.400% due 10/02/2017		13,500	13,066
6.950% due 08/10/2012		4,000	4,117
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	502
C5 Capital SPV Ltd.
6.196% due 12/31/2049		200	198
C10 Capital SPV Ltd.
6.722% due 12/31/2049		3,600	3,326
Calabash Re II Ltd.
15.891% due 01/08/2010		1,000	1,048
Citicorp
6.375% due 11/15/2008		400	405
Citigroup Capital XXI
8.300% due 12/21/2057		10,675	11,177
Citigroup, Inc.
5.300% due 10/17/2012		275	279
6.000% due 02/21/2012		650	673
Columbia University
6.875% due 12/15/2015		500	554
Colvis Finance Ltd.
8.000% due 02/02/2009		4,000	4,003
Commonwealth Bank of Australia
6.024% due 03/29/2049		3,400	3,174
ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012		2,800	2,878
Credit Agricole S.A.
5.053% due 05/28/2009		2,000	2,002
DBS Bank Ltd.
5.098% due 05/16/2017		5,000	4,759
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		7,032	7,120
East Lane Re Ltd.
11.911% due 05/06/2011		1,000	1,005
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,010
5.250% due 07/29/2014		6,625	6,708
Ferrellgas Escrow LLC
6.750% due 05/01/2014		1,825	1,800
First Empire Capital Trust II
8.277% due 06/01/2027		500	522
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		5,740	5,450
6.625% due 06/16/2008		1,000	986
7.375% due 02/01/2011		3,440	3,083
10.241% due 06/15/2011		3,640	3,453
Forest City Enterprises, Inc.
6.500% due 02/01/2017		1,000	910
7.625% due 06/01/2015		375	364
Foundation Re II Ltd.
11.655% due 11/26/2010		1,800	1,866
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,400	1,407
General Electric Capital Corp.
5.031% due 03/16/2009		700	700
5.250% due 10/19/2012		3,540	3,624
5.373% due 04/10/2012		18,000	17,779
5.450% due 01/15/2013		5,000	5,159
5.875% due 02/15/2012		500	521
General RE Corp.
9.000% due 09/12/2009		500	543
GMAC LLC
6.034% due 09/23/2008		900	870
8.000% due 11/01/2031		3,190	2,682
Goldman Sachs Group, Inc.
4.750% due 07/15/2013		1,225	1,201
5.250% due 10/15/2013		2,400	2,404
5.481% due 07/23/2009		2,150	2,149
5.700% due 09/01/2012		165	170
6.125% due 02/15/2033		45	44
6.750% due 10/01/2037		18,300	17,987
7.350% due 10/01/2009		500	523
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		1,500	1,410
HBOS PLC
5.920% due 09/29/2049		7,500	6,551
HCP, Inc.
6.700% due 01/30/2018		5,000	4,893
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		4,435	4,812
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		2,900	2,914
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	384
HSBC Capital Funding LP
4.610% due 12/31/2049		4,700	4,338
HSBC Finance Corp.
4.125% due 12/15/2008		500	496
4.750% due 07/15/2013		120	116
6.400% due 06/17/2008		950	955
HSBC Holdings PLC
6.500% due 05/02/2036		5,300	5,169
6.500% due 09/15/2037		125	122
ICICI Bank Ltd.
5.750% due 01/12/2012		2,100	2,022
Industrial Bank of Korea
4.000% due 05/19/2014		30	30
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,430
6.875% due 11/04/2011		1,800	1,746
International Lease Finance Corp.
5.642% due 01/15/2010		3,000	3,000
JPMorgan Chase & Co.
4.908% due 06/26/2009		500	498
6.000% due 01/15/2018		5,000	5,096
KRATON Polymers LLC
8.125% due 01/15/2014		2,000	1,890
Lehman Brothers Holdings, Inc.
5.270% due 10/22/2008		2,000	1,986
Longpoint Re Ltd.
10.241% due 05/08/2010		1,600	1,642
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		3,475	3,562
10.375% due 10/15/2017 (b)		750	752
11.625% due 10/15/2017		4,550	4,504
MBNA Capital B
5.711% due 02/01/2027		3,000	2,646
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (m)		10,000	9,800
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		8,000	8,162
MetLife, Inc.
5.375% due 12/15/2012		45	45
Mirage Resorts, Inc.
7.250% due 08/01/2017		1,400	1,330
Mizuho JGB Investment LLC
9.870% due 12/29/2049		600	606
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		3,450	3,479
Morgan Stanley
5.006% due 02/09/2009		700	691
5.334% due 01/18/2008		300	300
5.750% due 08/31/2012		4,400	4,496
5.950% due 12/28/2017		2,400	2,403
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,277
Mystic Re Ltd.
11.381% due 12/05/2008		1,100	1,113
14.081% due 12/05/2008		850	866
15.081% due 06/07/2011		1,000	1,054
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		750	728
7.250% due 03/01/2012		4,815	5,222
NSG Holdings LLC
7.750% due 12/15/2025		1,510	1,521
Pemex Finance Ltd.
9.690% due 08/15/2009		466	479
Petroleum Export Ltd.
4.623% due 06/15/2010		2,222	2,188
5.265% due 06/15/2011		6,643	6,600
Petroleum Export Ltd. II
6.340% due 06/20/2011		3,518	3,549
Rabobank Capital Funding II
5.260% due 12/29/2049		860	802
Residential Reinsurance 2007 Ltd.
12.374% due 06/07/2010		5,600	5,781
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		500	535
RSHB Capital S.A. for OJSC Russian
Agricultural Bank
6.299% due 05/15/2017		7,420	7,049
6.875% due 11/29/2010		8,000	8,154
7.175% due 05/16/2013		2,350	2,418
Russell Investment Group
5.625% due 01/15/2009		500	504
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		12,900	12,958
Shackleton Re Ltd.
12.960% due 02/07/2008		500	502
Spinnaker Capital Ltd.
16.491% due 06/15/2008		2,000	2,086
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		2,100	1,964
Swiss Bank Corp. NY
7.000% due 10/15/2015		500	546
Teco Finance, Inc.
6.750% due 05/01/2015		7,050	7,413
Tenneco, Inc.
8.625% due 11/15/2014		3,150	3,111
10.250% due 07/15/2013		617	660
Textron Financial Corp.
5.349% due 01/11/2010		15,000	14,908
TNB Capital L Ltd.
5.250% due 05/05/2015		570	569
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	955
6.625% due 03/20/2017		4,400	4,026
7.500% due 07/18/2016		7,050	6,852
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		3,300	3,323
UBS AG
5.875% due 12/20/2017		5,400	5,448
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,491
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,500	2,411
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	272
Universal City Development Partners
11.750% due 04/01/2010		500	519
Universal City Florida Holding Co. I
8.375% due 05/01/2010		500	505
Ventas Realty LP
6.500% due 06/01/2016		400	394
6.750% due 04/01/2017		2,635	2,622
8.750% due 05/01/2009		500	515
9.000% due 05/01/2012		800	864
Vita Capital III Ltd.
6.331% due 01/01/2011		3,150	3,112
Wachovia Corp.
5.250% due 08/01/2014		500	490
Wells Fargo & Co.
5.250% due 10/23/2012		15,780	16,059
Wells Fargo Capital X
5.950% due 12/15/2036		2,800	2,622
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	1,095

			444,480

Industrials 25.4%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		3,000	2,640
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		37,450	42,631
AES El Salvador Trust
6.750% due 02/01/2016		11,800	11,759
Albertson’s LLC
6.570% due 02/23/2028		800	640
7.450% due 08/01/2029		5,100	4,934
7.750% due 06/15/2026		2,150	2,137
Alcoa, Inc.
5.550% due 02/01/2017		5,000	4,859
Allied Waste North America, Inc.
7.250% due 03/15/2015		3,500	3,500
Allison Transmission
11.000% due 11/01/2015		600	549
America Movil SAB de C.V.
5.500% due 03/01/2014		3,380	3,375
5.750% due 01/15/2015		15,400	15,447
American Greetings Corp.
7.375% due 06/01/2016		3,500	3,421
AmeriGas Partners LP
7.125% due 05/20/2016		5,500	5,362
7.250% due 05/20/2015		500	492
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011		500	524
ARAMARK Corp.
8.500% due 02/01/2015		4,470	4,548
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,410	5,577
8.750% due 03/01/2012		1,760	1,650
Atlantic Richfield Co.
8.530% due 02/27/2012		500	578
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	956
BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015		7,300	7,076
6.750% due 11/01/2013		1,500	1,619
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		5,910	4,492
Bowater Canada Finance Corp.
7.950% due 11/15/2011		125	102
Buhrmann U.S., Inc.
7.875% due 03/01/2015		700	663
8.250% due 07/01/2014		1,850	1,776
BW Group Ltd.
6.625% due 06/28/2017		760	797
C8 Capital SPV Ltd.
6.640% due 12/29/2049		29,000	27,533
Caesars Entertainment, Inc.
7.000% due 04/15/2013		500	573
7.500% due 09/01/2009		5,000	5,314
8.875% due 09/15/2008		335	348
CBS Corp.
5.625% due 08/15/2012		3,500	3,493
Celestica, Inc.
7.875% due 07/01/2011		1,100	1,064
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011		1,500	1,610
Chart Industries, Inc.
9.125% due 10/15/2015		1,300	1,339
Charter Communications Holdings II LLC
10.250% due 09/15/2010		1,000	985
Charter Communications Operating LLC
8.375% due 04/30/2014		2,900	2,820
Chemtura Corp.
6.875% due 06/01/2016		2,700	2,551
Chesapeake Energy Corp.
6.625% due 01/15/2016		2,250	2,211
Cisco Systems, Inc.
5.500% due 02/22/2016		500	509
Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	564
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		500	542
Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010		500	499
Colorado Interstate Gas Co.
6.800% due 11/15/2015		2,300	2,406
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	354
Comcast Cable Communications LLC
6.200% due 11/15/2008		100	101
6.875% due 06/15/2009		1,095	1,127
7.125% due 06/15/2013		2,130	2,280
Comcast Corp.
5.300% due 01/15/2014		2,000	1,964
5.500% due 03/15/2011		500	505
5.900% due 03/15/2016		2,900	2,922
6.500% due 01/15/2015		100	105
7.050% due 03/15/2033		200	219
Communications & Power Industries, Inc.
8.000% due 02/01/2012		500	502
Community Health Systems, Inc.
8.875% due 07/15/2015		9,200	9,418
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		550	558
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		2,400	2,091
Cox Communications, Inc.
7.125% due 10/01/2012		725	774
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		425	437
7.750% due 11/15/2015		525	543
CSC Holdings, Inc.
7.625% due 04/01/2011		3,150	3,158
7.875% due 02/15/2018		5,389	5,066
8.125% due 08/15/2009		25	25
CSX Corp.
5.600% due 05/01/2017		5,000	4,822
CVS Caremark Corp.
5.441% due 06/01/2010		2,000	1,980
DaVita, Inc.
7.250% due 03/15/2015		3,400	3,425
Delhaize America, Inc.
8.050% due 04/15/2027		600	635
9.000% due 04/15/2031		3,695	4,291
Delta Air Lines, Inc.
7.379% due 05/18/2010		3,759	3,778
Dex Media West LLC
9.875% due 08/15/2013		2,980	3,107
Dow Chemical Co.
5.750% due 12/15/2008		105	106
6.000% due 10/01/2012		250	260
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		100	100
DRS Technologies, Inc.
7.625% due 02/01/2018		1,775	1,806
Dynegy Holdings, Inc.
7.750% due 06/01/2019		650	603
8.375% due 05/01/2016		9,420	9,255
EchoStar DBS Corp.
5.750% due 10/01/2008		3,900	3,905
7.125% due 02/01/2016		5,025	5,151
El Paso Corp.
7.000% due 06/15/2017		9,500	9,557
7.750% due 06/15/2010		300	315
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,400	1,332
Energy Transfer Partners LP
5.650% due 08/01/2012		4,400	4,361
Enterprise Products Operating LP
4.625% due 10/15/2009		1,100	1,099
4.950% due 06/01/2010		600	601
Ferrellgas Partners LP
8.750% due 06/15/2012		4,120	4,254
First Data Corp.
9.875% due 09/24/2015		5,615	5,229
Ford Motor Co.
7.450% due 07/16/2031		2,300	1,719
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		304	327
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		5,545	4,977
9.125% due 12/15/2014 (b)		2,610	2,232
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000	1,003
Gaz Capital for Gazprom
6.212% due 11/22/2016		6,750	6,497
7.288% due 08/16/2037		10,000	10,143
8.625% due 04/28/2034		4,740	5,949
Gazprom International S.A.
7.201% due 02/01/2020		5,756	5,890
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		2,379	2,354
General Motors Corp.
7.700% due 04/15/2016		1,220	1,037
8.250% due 07/15/2023		3,325	2,660
8.800% due 03/01/2021		4,950	4,183
Georgia-Pacific Corp.
7.000% due 01/15/2015		800	782
7.125% due 01/15/2017		4,250	4,154
8.000% due 01/15/2024		3,970	3,712
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011		602	631
Greif, Inc.
6.750% due 02/01/2017		3,800	3,733
GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,300	3,355
HCA, Inc.
6.750% due 07/15/2013		4,450	3,983
7.190% due 11/15/2015		1,700	1,466
9.125% due 11/15/2014		6,000	6,255
9.250% due 11/15/2016		5,000	5,262
9.625% due 11/15/2016 (b)		4,000	4,240
Health Management Associates, Inc.
6.125% due 04/15/2016		2,120	1,848
Hertz Corp.
8.875% due 01/01/2014		1,300	1,324
Hess Corp.
6.650% due 08/15/2011		810	856
Hewlett-Packard Co.
6.500% due 07/01/2012		500	541
HJ Heinz Co.
6.428% due 12/01/2008		5,100	5,193
Hospira, Inc.
4.950% due 06/15/2009		500	502
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		3,000	3,011
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,800	1,611
Ingles Markets, Inc.
8.875% due 12/01/2011		2,525	2,575
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		5,400	5,454
Invensys PLC
9.875% due 03/15/2011		96	102
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		900	920
8.800% due 01/30/2017		2,200	2,272
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		679	672
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		600	632
Kohl’s Corp.
6.250% due 12/15/2017		5,000	5,033
Kraft Foods, Inc.
6.500% due 08/11/2017		2,000	2,073
Kroger Co.
7.000% due 05/01/2018		5,000	5,390
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	1,936
Mandalay Resort Group
9.375% due 02/15/2010		1,534	1,595
9.500% due 08/01/2008		750	769
Marathon Oil Corp.
6.000% due 07/01/2012		500	519
Marks & Spencer PLC
6.250% due 12/01/2017		5,000	4,946
Masco Corp.
6.125% due 10/03/2016		5,000	4,940
McKesson Corp.
5.700% due 03/01/2017		5,000	4,980
MGM Mirage
7.500% due 06/01/2016		2,940	2,925
Miller Brewing Co.
5.500% due 08/15/2013		1,000	1,015
Nalco Co.
7.750% due 11/15/2011		2,825	2,874
8.875% due 11/15/2013		400	419
Norampac Industries, Inc.
6.750% due 06/01/2013		1,170	1,073
Nortel Networks Ltd.
10.125% due 07/15/2013		7,675	7,944
10.750% due 07/15/2016		2,100	2,216
Northwest Airlines, Inc.
7.626% due 10/01/2011		1,331	1,319
Northwest Pipeline Corp.
7.000% due 06/15/2016		5,000	5,350
Novelis, Inc.
7.250% due 02/15/2015		2,843	2,687
OPTI Canada, Inc.
8.250% due 12/15/2014		2,640	2,627
Oracle Corp. and Ozark Holding, Inc.
5.000% due 01/15/2011		15,000	15,209
Peabody Energy Corp.
7.375% due 11/01/2016		890	917
Pemex Project Funding Master Trust
5.724% due 12/03/2012		7,100	7,009
6.291% due 06/15/2010		700	702
6.625% due 06/15/2035		420	445
7.042% due 10/15/2009		2,600	2,632
9.125% due 10/13/2010		110	122
9.375% due 12/02/2008		103	107
Petrobras International Finance Co.
6.125% due 10/06/2016		500	512
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		6,000	4,275
Petronas Capital Ltd.
7.000% due 05/22/2012		250	272
Pilgrim’s Pride Corp.
7.625% due 05/01/2015		855	844
Premark International, Inc.
6.875% due 11/15/2008		500	508
Premcor Refining Group, Inc.
6.750% due 02/01/2011		400	425
Quebecor Media, Inc.
7.750% due 03/15/2016		2,800	2,702
Quiksilver, Inc.
6.875% due 04/15/2015		2,335	2,014
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	11,253
RH Donnelley Corp.
8.875% due 01/15/2016		2,850	2,679
8.875% due 10/15/2017		600	558
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	995
Rogers Cable, Inc.
6.750% due 03/15/2015		1,800	1,896
Rowan Cos., Inc.
5.880% due 03/15/2012		2,861	3,005
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		5,000	5,237
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125	2,785
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	510
SemGroup LP
8.750% due 11/15/2015		5,150	4,918
Sensata Technologies BV
8.000% due 05/01/2014		2,940	2,778
Sino-Forest Corp.
9.125% due 08/17/2011		1,000	1,059
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		690	670
8.375% due 07/01/2012		5,150	5,137
Spansion, Inc.
8.249% due 06/01/2013		400	362
Station Casinos, Inc.
6.875% due 03/01/2016		2,913	2,141
7.750% due 08/15/2016		1,450	1,316
Sungard Data Systems, Inc.
9.125% due 08/15/2013		3,400	3,476
Superior Essex Communications LLC
9.000% due 04/15/2012		1,000	965
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		3,400	3,222
Tesco PLC
5.500% due 11/15/2017		9,250	9,243
Tesoro Corp.
6.250% due 11/01/2012		640	643
6.500% due 06/01/2017		2,300	2,288
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,350	1,356
Time Warner, Inc.
6.750% due 04/15/2011		4,000	4,169
6.875% due 05/01/2012		2,625	2,767
TransDigm, Inc.
7.750% due 07/15/2014		2,400	2,448
Transocean, Inc.
5.341% due 09/05/2008		300	299
TRW Automotive, Inc.
7.000% due 03/15/2014		5,735	5,305
7.250% due 03/15/2017		2,200	1,986
Tyco International Group S.A.
6.375% due 10/15/2011		445	461
6.750% due 02/15/2011		500	525
United Airlines, Inc.
6.201% due 09/01/2008		386	384
7.336% due 01/02/2021		500	472
10.850% due 02/19/2015 (a)		1,081	519
United Rentals North America, Inc.
6.500% due 02/15/2012		43	39
Vale Overseas Ltd.
6.250% due 01/11/2016		3,200	3,221
6.250% due 01/23/2017		2,900	2,924
8.250% due 01/17/2034		20,500	23,838
Valero Energy Corp.
6.125% due 06/15/2017		8,045	8,190
6.875% due 04/15/2012		1,550	1,655
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014		2,400	2,436
11.375% due 08/01/2016		1,985	2,025
Viacom, Inc.
5.750% due 04/30/2011		5,300	5,371
6.250% due 04/30/2016		5,000	5,038
Vitro SAB de C.V.
8.625% due 02/01/2012		3,500	3,308
9.125% due 02/01/2017		8,873	8,208
Wal-Mart Stores, Inc.
4.125% due 02/15/2011		1,000	994
8.800% due 12/30/2014		500	593
Walt Disney Co.
6.200% due 06/20/2014		500	532
6.375% due 03/01/2012		640	680
Waste Management, Inc.
7.375% due 08/01/2010		900	951
7.650% due 03/15/2011		270	296
Williams Cos., Inc.
6.375% due 10/01/2010		1,500	1,524
7.625% due 07/15/2019		1,275	1,388
7.875% due 09/01/2021		4,575	5,095
Williams Partners LP
7.250% due 02/01/2017		2,300	2,380
Wyeth
6.450% due 02/01/2024		300	319
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		3,070	3,032
Xerox Corp.
9.750% due 01/15/2009		300	314
XTO Energy, Inc.
7.500% due 04/15/2012		3,500	3,830
Yum! Brands, Inc.
6.250% due 03/15/2018		5,000	5,073

			685,049

Utilities 8.1%
AES Corp.
8.000% due 10/15/2017		3,575	3,673
AT&T Corp.
6.000% due 03/15/2009		260	264
7.300% due 11/15/2011		947	1,027
Beaver Valley II Funding
9.000% due 06/01/2017		319	360
BellSouth Corp.
4.969% due 08/15/2008		300	300
6.875% due 10/15/2031		2,500	2,673
British Telecommunications PLC
8.625% due 12/15/2010		2,240	2,460
Carolina Power & Light Co.
5.125% due 09/15/2013		750	752
CenturyTel, Inc.
6.000% due 04/01/2017		5,000	5,032
Cincinnati Bell, Inc.
8.375% due 01/15/2014		5,050	4,949
Citizens Communications Co.
7.000% due 11/01/2025		400	335
7.875% due 01/15/2027		1,750	1,676
Complete Production Services, Inc.
8.000% due 12/15/2016		600	584
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	701
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,490
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,474
Dominion Resources, Inc.
5.687% due 05/15/2008		2,600	2,606
5.700% due 09/17/2012		260	267
Duke Energy LLC
5.300% due 10/01/2015		1,500	1,499
5.625% due 11/30/2012		225	234
Edison Mission Energy
7.000% due 05/15/2017		260	257
7.200% due 05/15/2019		3,600	3,555
7.625% due 05/15/2027		2,090	1,975
Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015		9,000	10,398
Enel Finance International S.A.
5.700% due 01/15/2013		4,850	4,929
Energy Future Holdings Corp.
10.875% due 11/01/2017		2,025	2,045
Entergy Arkansas, Inc.
4.500% due 06/01/2010		4,500	4,423
Entergy Gulf States, Inc.
5.524% due 12/01/2009		2,600	2,584
5.700% due 06/01/2015		100	98
5.896% due 12/08/2008		3,500	3,512
France Telecom S.A.
7.750% due 03/01/2011		2,500	2,689
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		5,050	5,037
Homer City Funding LLC
8.734% due 10/01/2026		3,759	4,116
Idearc, Inc.
8.000% due 11/15/2016		4,025	3,713
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		5,600	5,726
8.625% due 11/14/2011		4,125	4,331
KT Corp.
4.875% due 07/15/2015		3,000	2,861
Majapahit Holding BV
7.250% due 10/17/2011		8,200	8,241
7.250% due 06/28/2017		400	385
7.750% due 10/17/2016		600	604
7.875% due 06/29/2037		400	385
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	311
Midwest Generation LLC
8.560% due 01/02/2016		355	379
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,029
Nevada Power Co.
5.875% due 01/15/2015		450	449
6.500% due 05/15/2018		6,050	6,224
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,421
Nextel Communications, Inc.
7.375% due 08/01/2015		4,625	4,557
NRG Energy, Inc.
7.250% due 02/01/2014		700	684
7.375% due 02/01/2016		5,675	5,547
7.375% due 01/15/2017		1,330	1,300
NSTAR Electric Co.
7.800% due 05/15/2010		500	538
Ohio Edison Co.
5.647% due 06/15/2009		1,500	1,516
Pedernales Electric Cooperative
5.952% due 11/15/2022		500	538
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		3,600	3,595
Progress Energy, Inc.
7.100% due 03/01/2011		4,796	5,108
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200	1,257
PSEG Power LLC
3.750% due 04/01/2009		3,000	2,966
5.500% due 12/01/2015		900	883
6.950% due 06/01/2012		270	288
7.750% due 04/15/2011		1,000	1,077
Qwest Corp.
6.500% due 06/01/2017		1,000	962
7.250% due 09/15/2025		2,250	2,126
7.250% due 10/15/2035		1,550	1,461
7.500% due 06/15/2023		1,800	1,732
8.875% due 03/15/2012		5,190	5,579
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		1,358	1,356
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	445
6.332% due 09/30/2027		11,800	11,215
Reliant Energy, Inc.
6.750% due 12/15/2014		3,850	3,879
7.625% due 06/15/2014		3,725	3,706
7.875% due 06/15/2017		5,450	5,423
Rural Cellular Corp.
9.875% due 02/01/2010		9,820	10,237
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,694
South Point Energy Center LLC
8.400% due 05/30/2012 (g)		1,004	994
Sprint Capital Corp.
8.375% due 03/15/2012		850	921
Sprint Nextel Corp.
6.000% due 12/01/2016		5,200	4,989
Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,850	1,826
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		13,050	13,083
Verizon Communications, Inc.
5.550% due 02/15/2016		400	405
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	484
Verizon New England, Inc.
6.500% due 09/15/2011		625	657
Verizon New York, Inc.
6.875% due 04/01/2012		25	27
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500	513
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	238

			218,839

Total Corporate Bonds & Notes (Cost $1,371,139)			1,348,368

MUNICIPAL BONDS & NOTES 0.5%
Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	1,009
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027		2,000	747
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011		500	505
Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014		500	504
New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012		500	508
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		3,700	3,534
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037		7,400	7,705

Total Municipal Bonds & Notes (Cost $14,347)			14,512

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
4.000% due 08/01/2018 - 08/01/2020		4,197	4,037
4.500% due 02/01/2035 - 08/01/2035		2,190	2,075
4.552% due 02/01/2035		493	496
5.000% due 12/01/2013 - 02/01/2036		10,231	10,213
5.141% due 04/01/2036		491	494
5.235% due 03/01/2036		496	499
5.365% due 03/25/2017		109	111
5.446% due 10/18/2030		17	17
5.500% due 12/01/2032 - 01/01/2038		219,354	219,226
5.500% due 04/01/2037 (h)		67,472	67,407
6.000% due 04/01/2016 - 05/01/2037		160,224	162,761
6.063% due 03/01/2044		185	185
6.260% due 03/01/2011		382	400
6.341% due 12/01/2036		252	255
6.500% due 08/01/2011 - 12/01/2029		271	283
6.850% due 12/18/2027		247	260
7.086% due 09/01/2031		28	29
8.000% due 06/01/2008		5	5
Federal Farm Credit Bank
7.561% due 11/29/2049		500	523
Federal Home Loan Bank
4.060% due 08/25/2009		285	284
Freddie Mac
4.000% due 04/15/2022		505	503
5.000% due 06/15/2016 - 09/15/2024		1,502	1,504
5.258% due 02/15/2019		7,629	7,591
5.500% due 03/15/2017 - 09/15/2017		3,824	3,886
5.528% due 09/15/2030		59	59
6.063% due 10/25/2044 - 02/25/2045		348	349
6.263% due 07/25/2044		536	536
6.500% due 07/25/2043		21	22
7.000% due 06/15/2013		33	34
7.260% due 05/01/2023		35	35
7.500% due 06/01/2024		7	8
Ginnie Mae
3.956% due 09/16/2021		467	462
4.045% due 07/16/2020		706	699
4.385% due 08/16/2030		1,479	1,471
4.500% due 08/15/2033		46	44
5.130% due 06/16/2023		248	249
5.625% due 07/20/2026		41	42
6.125% due 11/20/2023 - 11/20/2027		105	106
6.375% due 03/20/2026 - 05/20/2026		90	91
6.569% due 09/16/2026		1,000	1,048
8.000% due 03/20/2030		96	103
8.500% due 07/20/2030 - 03/20/2031		25	27
9.000% due 10/15/2008 -11/15/2008		2	2
9.250% due 12/20/2019 - 06/20/2021		21	23
9.500% due 07/15/2009 - 12/20/2020		8	9
10.000% due 07/15/2013		15	17
New Valley Generation
7.299% due 03/15/2019		822	926
Private Export Funding Corp.
4.550% due 05/15/2015		750	767
5.750% due 01/15/2008		500	500
Small Business Administration
4.340% due 03/01/2024		279	268
4.504% due 02/01/2014		113	109
5.130% due 09/01/2023		54	54
5.886% due 09/01/2011		307	313
6.030% due 02/01/2012		2,058	2,104
6.900% due 12/01/2020		1,053	1,113
7.150% due 03/01/2017		530	551
7.300% due 05/01/2017		345	360
7.640% due 03/10/2010		53	55
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000	1,043

Total U.S. Government Agencies (Cost $491,638)			496,643

MORTGAGE-BACKED SECURITIES 4.7%
Adjustable Rate Mortgage Trust
5.005% due 01/25/2035		10,563	10,576
Banc of America Mortgage Securities, Inc.
5.660% due 07/25/2034		834	838
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		11,117	11,016
4.609% due 01/25/2034		53	53
4.779% due 01/25/2034		23	23
5.608% due 02/25/2033		114	114
5.789% due 02/25/2033		20	20
Bear Stearns Alt-A Trust
5.368% due 05/25/2035		147	145
5.527% due 09/25/2035		2,851	2,809
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032		500	532
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033		104	104
Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035		752	742
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		240	241
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		6	6
Countrywide Home Loan Mortgage Pass-Through Trust
4.728% due 02/25/2034		2,931	2,852
4.854% due 04/20/2035		1,735	1,731
5.095% due 05/25/2035		381	350
7.214% due 10/19/2032		12	12
Credit Suisse Mortgage Capital Certificates
5.555% due 02/15/2039		5,000	5,078
CS First Boston Mortgage Securities Corp.
4.250% due 06/25/2033		1,616	1,608
4.666% due 03/15/2036		11,500	11,447
5.435% due 09/15/2034		521	532
Denver Arena Trust
6.940% due 11/15/2019		278	281
First Horizon Asset Securities, Inc.
4.737% due 07/25/2033		503	500
General Electric Capital Assurance Co.
5.254% due 05/12/2035		1,000	1,015
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,405
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		1,895	1,879
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		2,927	2,799
6.620% due 10/18/2030		321	322
6.624% due 05/03/2018		600	648
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800	14,938
5.506% due 12/12/2044		4,985	5,040
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.198% due 10/15/2017		2,609	2,605
MASTR Adjustable Rate Mortgages Trust
5.043% due 11/25/2033		100	103
5.197% due 08/25/2034		224	224
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		3,501	3,372
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		5,330	5,142
Morgan Stanley Capital I
5.332% due 12/15/2043		10,000	10,004
Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033		995	994
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035		728	718
Salomon Brothers Mortgage Securities VII, Inc.
5.365% due 05/25/2032		105	104
Structured Adjustable Rate Mortgage Loan Trust
5.357% due 01/25/2035		1,125	1,119
Structured Asset Mortgage Investments, Inc.
5.085% due 05/25/2036		3,863	3,644
Structured Asset Securities Corp.
4.080% due 06/25/2033		1,791	1,781
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		2,781	2,663
Washington Mutual MSC Mortgage Pass-Through Certificates
5.967% due 02/25/2033		15	15
Washington Mutual, Inc.
4.208% due 06/25/2033		649	645
5.405% due 12/25/2027		598	572
5.483% due 02/27/2034		25	25
5.788% due 08/25/2046		1,151	1,130
6.188% due 06/25/2042		30	29
Wells Fargo Mortgage-Backed Securities Trust
4.998% due 12/25/2034		1,326	1,307

Total Mortgage-Backed Securities (Cost $126,214)			126,852

ASSET-BACKED SECURITIES 0.6%
ACE Securities Corp.
4.945% due 02/25/2036		125	124
Aurum CLO 2002-1 Ltd.
5.672% due 04/15/2014		5,904	5,947
Carrington Mortgage Loan Trust
5.115% due 06/25/2035		1,466	1,459
CPL Transition Funding LLC
6.250% due 01/15/2017		750	793
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	793
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	682
JPMorgan Mortgage Acquisition Corp.
4.925% due 04/01/2037		429	411
Long Beach Mortgage Loan Trust
4.955% due 01/25/2046		107	107
Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010		265	264
Morgan Stanley ABS Capital I
4.935% due 02/25/2036		197	196
NPF XII, Inc.
2.232% due 10/01/2003 (a)		1,000	5
Public Service New Hampshire Funding LLC
5.730% due 11/01/2010		116	116
Residential Asset Securities Corp.
4.935% due 07/25/2036		470	466
SLM Student Loan Trust
5.064% due 04/25/2014		2,222	2,219
5.234% due 01/25/2017		741	741
Structured Asset Securities Corp.
4.995% due 12/25/2035		80	80
USAA Auto Owner Trust
5.337% due 07/11/2008		895	895
West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008		199	200

Total Asset-Backed Securities (Cost $15,416)			15,498

SOVEREIGN ISSUES 7.4%
Argentina Bonos
5.389% due 08/03/2012		35,255	19,963
Banque Centrale de Tunisie
7.375% due 04/25/2012		3,375	3,685
8.250% due 09/19/2027		570	710
Brazilian Government International Bond
8.750% due 02/04/2025		2,830	3,594
8.875% due 10/14/2019		8,400	10,416
8.875% due 04/15/2024		2,157	2,756
Chile Government International Bond
5.500% due 01/15/2013		635	664
China Development Bank
5.000% due 10/15/2015		500	494
Colombia Government International Bond
7.375% due 01/27/2017		2,400	2,640
7.375% due 09/18/2037		3,900	4,348
8.250% due 12/22/2014		5,200	5,954
10.000% due 01/23/2012		941	1,099
10.375% due 01/28/2033		275	412
10.750% due 01/15/2013		8,800	10,846
11.750% due 02/25/2020		725	1,082
Croatia Government International Bond
6.125% due 07/31/2010		83	83
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,130
10.250% due 11/08/2011		1,000	1,157
Hong Kong Government International Bond
5.125% due 08/01/2014		750	768
Indonesia Government International Bond
6.875% due 03/09/2017		5,700	5,928
Korea Development Bank
4.750% due 07/20/2009		2,250	2,238
5.080% due 10/31/2008		500	498
5.295% due 11/22/2012		7,500	7,473
5.580% due 10/20/2009		1,800	1,802
5.750% due 09/10/2013		385	391
Korea Expressway Corp.
4.875% due 04/07/2014		1,540	1,508
5.125% due 05/20/2015		750	738
Malaysia Government International Bond
8.750% due 06/01/2009		255	270
Mexico Government International Bond
5.625% due 01/15/2017		444	451
8.000% due 09/24/2022		45	55
9.875% due 02/01/2010		115	128
Pakistan Government International Bond
7.125% due 03/31/2016		3,200	2,717
Panama Government International Bond
7.250% due 03/15/2015		2,325	2,575
8.875% due 09/30/2027		2,600	3,393
9.375% due 07/23/2012		1,843	2,156
9.375% due 04/01/2029		75	103
9.625% due 02/08/2011		442	498
Peru Government International Bond
6.550% due 03/14/2037		320	335
8.375% due 05/03/2016		3,870	4,557
8.750% due 11/21/2033		1,000	1,330
Philippine Government International Bond
7.750% due 01/14/2031		1,100	1,275
Poland Government International Bond
4.000% due 10/27/2024		55	53
Republic of Korea
4.875% due 09/22/2014		2,100	2,112
Russia Government International Bond
7.500% due 03/31/2030		9,579	10,990
8.250% due 03/31/2010		3,611	3,752
11.000% due 07/24/2018		500	715
Socialist Republic of Vietnam
4.000% due 03/12/2028		10,000	8,422
6.875% due 01/15/2016		3,000	3,185
South Africa Government International Bond
5.875% due 05/30/2022		750	765
6.500% due 06/02/2014		7,500	7,950
7.375% due 04/25/2012		2,730	2,962
Ukraine Government International Bond
6.875% due 03/04/2011		780	797
7.650% due 06/11/2013		9,975	10,572
8.693% due 08/05/2009		11,700	12,052
Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,095
8.000% due 11/18/2022		9,471	10,655
9.250% due 05/17/2017		100	121
Venezuela Government International Bond
6.000% due 12/09/2020		6,200	4,696
6.180% due 04/20/2011		1,500	1,363
8.500% due 10/08/2014		2,000	1,935
10.750% due 09/19/2013		1,980	2,124

Total Sovereign Issues (Cost $195,028)			199,536

FOREIGN CURRENCY-DENOMINATED ISSUES 14.2%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	942
Atlas Reinsurance PLC
8.786% due 01/10/2010	EUR	1,500	2,226
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,336
BCM Ireland Finance Ltd.
9.575% due 08/15/2016		1,900	2,757
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	7,048
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	31,740	14,940
Brazilian Government International Bond
12.500% due 01/05/2016		1,000	615
12.500% due 01/05/2022		5,200	3,272
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,000	3,427
6.000% due 08/15/2024		26,700	23,029
6.000% due 05/15/2045		4,000	3,492
10.000% due 01/01/2012		74,475	38,151
Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,930
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,639
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	2,133
Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	5,537
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,753
Eircom Group PLC
6.625% due 08/15/2014		1,750	2,458
6.875% due 08/15/2015		1,750	2,471
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,852
France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,540
Gaz Capital for Gazprom
5.440% due 11/02/2017		200	260
5.875% due 06/01/2015		14,000	19,263
7.800% due 09/27/2010		3,500	5,313
General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,462
Green Valley Ltd.
8.376% due 01/10/2011		1,300	1,904
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	2,923
HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,617
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,392
Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,333
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,185
JSG Holding PLC
6.308% due 11/29/2013	EUR	2,000	2,805
6.558% due 11/29/2014		2,000	2,806
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	3,314
Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	4,494
8.000% due 12/17/2015		121,000	10,979
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	3,755
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	906
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	910
Nordic Telephone Co. Holdings ApS
6.675% due 11/30/2013	EUR	2,991	4,290
6.925% due 11/30/2014		3,606	5,193
8.250% due 05/01/2016		3,300	4,897
OI European Group BV
6.875% due 03/31/2017		820	1,151
PagesJaunes Groupe
6.677% due 01/11/2014		4,000	5,605
Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	19,062
Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	15,543
Pylon Ltd.
6.224% due 12/29/2008	EUR	1,500	2,191
QBE International Holdings PLC
9.015% due 08/03/2020	AUD	3,000	2,672
Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,736
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	3,243
Royal Bank of Scotland Group PLC
0.000% due 04/06/2011	GBP	4,000	7,596
6.000% due 06/29/2049		1,620	3,108
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,520
Sumitomo Mitsui Banking Corp.
0.970% due 05/25/2011	JPY	100,000	896
1.340% due 06/02/2049		100,000	893
4.375% due 10/27/2014	EUR	3,500	5,023
Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	7,245
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	$12,729
United Kingdom Gilt
5.250% due 06/07/2012	GBP	3,900	8,010
UPC Broadband Holding BV
6.296% due 12/31/2014	EUR	6,456	8,927
UPC Holding BV
7.750% due 01/15/2014		2,300	3,216
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	21,200	908
5.000% due 09/14/2018 (d)		30,451	1,530
6.875% due 01/19/2016	EUR	13,000	19,715
Veolia Environnement
4.875% due 05/28/2013		3,460	4,941
Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	3,295
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,602

Total Foreign Currency-Denominated Issues (Cost $364,406)			381,906

	Shares
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,335	2,341

Total Preferred Stocks (Cost $2,453)			2,341

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.9%
Commercial Paper 1.0%
Freddie Mac
3.000% due 01/02/2008		$28,000	28,000

Repurchase Agreements 0.2%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		5,000	5,000
(Dated 12/31/2007. Collateralized by Freddie Mac 5.000% due 01/16/2009 valued at $5,102. Repurchase proceeds are $5,001.)
3.900% due 01/02/2008		432	432
(Dated 12/31/2007. Collateralized by Fannie Mae 3.250% due 01/15/2008 valued at $444. Repurchase proceeds are $432.)

			5,432

U.S. Treasury Bills 1.7%
2.948% due 02/28/2008 - 03/13/2008 (c)(e)(i)		46,790	46,382

Total Short-Term Instruments (Cost $79,959)			79,814

Purchased Options (k) 0.8% (Cost $5,824)			20,595
Total Investments 104.3% (Cost $2,798,119)			$2,812,319
Written Options (l) (0.9%) (Premiums $7,979)			(23,640)
Other Assets and Liabilities (Net) (3.5%)			(93,591)

Net Assets (f) 100.0%			$2,695,088

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $41,141 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(f) As of December 31, 2007, portfolio securities with an aggregate value of $31,019 and derivative instruments with an aggregate depreciation of ($135) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(h) The average amount of borrowings outstanding during the period ended December 31, 2007 was $109,919 at a weighted average interest rate of 5.020%. On December 31, 2007, securities valued at $50,119 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $5,241 and cash of $23,330 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Short	06/2008	103	$121
90-Day Eurodollar June Futures	Long	06/2009	7,167	16,169
Euro-Bund 10-Year Bond March Futures	Long	03/2008	334	(1,140)
U.S. Treasury 2-Year Note March Futures	Short	03/2008	812	(768)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	2,029	566
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,136	4,199
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	214	137
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	444	932

				$20,216

(j) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%	12/20/2012	EUR	1,700	$(8)
JPMorgan Chase & Co.	Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%	12/20/2012		1,500	15
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011		3,900	(8)
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%	09/20/2011		3,900	(4)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	09/20/2011		3,900	(9)
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%	09/20/2011		3,900	(3)
Bank of America	Alcoa, Inc. 5.550% due 02/01/2017	Buy	(0.560%)	03/20/2017		$5,000	16
Bank of America	CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%)	06/20/2017		5,000	77
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%	06/20/2012		1,800	(29)
Bank of America	HCP, Inc. 6.700% due 01/30/2018	Buy	(1.227%)	03/20/2018		5,000	100
Bank of America	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.786%)	12/20/2017		5,000	102
Bank of America	McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%)	03/20/2017		5,000	(14)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%	06/20/2012		4,500	(369)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%)	08/20/2008		2,000	(1)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%	08/20/2011		4,000	(135)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%)	08/20/2016		2,000	160
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011		1,800	43
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		1,800	44
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%	09/20/2011		2,100	(89)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016		3,000	87
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	04/20/2011		11,500	158
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%	04/20/2016		3,900	100
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012		2,500	56
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017		1,000	39
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017		1,000	41
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%	07/20/2011		3,900	(7)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008		3,100	(17)
Bear Stearns & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.480%	06/20/2009		4,000	(336)
Bear Stearns & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	6.550%	09/20/2012		4,700	(11)
Bear Stearns & Co., Inc.	Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%)	12/20/2016		5,000	116
BNP Paribas Bank	JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.500%)	12/20/2017		1,000	0
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011		17,200	(464)
Citibank N.A.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%	09/20/2012		4,000	(96)
Citibank N.A.	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	12/20/2017		5,200	(115)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012		3,700	(115)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.710%	09/20/2012		5,650	(29)
Credit Suisse USA, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%	09/20/2012		1,000	(6)
Credit Suisse USA, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.600%	12/20/2012		1,000	(13)
Credit Suisse USA, Inc.	Masco Corp. 6.125% due 10/03/2016	Buy	(0.915%)	12/20/2016		5,000	179
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008		11,000	(14)
Credit Suisse USA, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%	10/20/2012		1,400	(9)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012		2,000	(20)
Deutsche Bank AG	JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.540%)	12/20/2017		4,000	23
Deutsche Bank AG	Kraft Foods, Inc. 6.500% due 08/11/2017	Buy	(0.590%)	09/20/2017		2,000	23
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.490%	09/20/2017		5,000	(133)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.000%	09/20/2017		5,000	22
Deutsche Bank AG	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.500%	09/20/2017		4,500	142
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012		3,000	(24)
Deutsche Bank AG	Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.820%)	03/20/2018		5,000	10
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	5.400%	09/20/2012		9,000	(483)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012		4,200	(53)
Goldman Sachs & Co.	Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(2.410%)	09/20/2017		2,000	(19)
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%	09/20/2013		210	15
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%	09/04/2013		810	93
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%	09/05/2013		350	39
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%	09/17/2013		200	20
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008		7,900	(11)
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016		1,500	(73)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%	09/20/2012		4,000	(96)
JPMorgan Chase & Co.	Kroger Co. 7.000% due 05/01/2018	Buy	(0.550%)	06/20/2018		5,000	(8)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		650	6
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%	08/19/2013		200	25
JPMorgan Chase & Co.	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.830%)	12/20/2016		5,000	31
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012		5,000	(88)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	06/20/2011		4,200	(39)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%	01/20/2012		4,500	37
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016		3,500	75
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%	08/20/2017		10,000	411
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	09/20/2017		1,000	15
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	06/20/2011		7,300	(119)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		5,500	8
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011		3,000	19
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	06/20/2011		5,600	(60)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	04/20/2011		9,200	69
Lehman Brothers, Inc.	Nalco Co. 7.750% due 11/15/2011	Sell	2.850%	12/20/2012		1,800	(97)
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012		500	(28)
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	04/20/2011		9,200	(33)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012		3,000	(82)
Merrill Lynch & Co., Inc.	American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%)	12/20/2017		2,500	(7)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%	09/20/2012		4,000	(96)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012		1,300	(13)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012		8,000	(101)
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014		4,500	377
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%	06/20/2012		4,000	(73)
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012		2,000	(26)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	02/20/2017		700	12
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	06/20/2011		12,000	(199)
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%	06/20/2012		5,950	(101)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%	06/20/2012		4,000	(71)
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%	03/20/2011		5,000	(72)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%)	06/20/2012		4,000	10
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009		900	15
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013		530	39
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%	09/20/2013		120	9
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.380%	12/20/2008		33,800	43
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016		600	25
Morgan Stanley	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017		300	8
Morgan Stanley	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%	10/20/2012		3,000	(38)
Morgan Stanley	Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus .100% due 01/11/2010	Buy	(0.090%)	03/20/2010		15,000	41
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012		11,700	(201)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%	05/20/2012		5,400	(111)
Morgan Stanley	Viacom, Inc. 6.250% due 04/30/2016	Buy	(0.900%)	06/20/2016		5,000	0
Royal Bank of Scotland Group PLC	American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.300%)	12/20/2017		2,500	6
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		5,000	25
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011		3,000	19
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016		700	20
Royal Bank of Scotland Group PLC	Marks & Spencer PLC 6.250% due 12/01/2017	Buy	(0.950%)	12/20/2017		5,000	(25)
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011		12,000	(115)
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012		1,000	4
UBS Warburg LLC	CSX Corp. 5.600% due 05/01/2017	Buy	(0.880%)	06/20/2017		5,000	0
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011		12,000	(132)
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017		500	(4)

							$(1,683)

Credit Default Swaps on Credit Indices
Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	EUR	3,000	$(155)
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011		4,900	70
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011		6,975	94
Lehman Brothers, Inc.	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012		26,000	(1,281)
Morgan Stanley	Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010		43,600	(94)
Morgan Stanley	Dow Jones iTraxx Europe 5 Index	Sell	0.400%	06/20/2011		2,500	(19)
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012		$1,500	(64)
Barclays Bank PLC	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012		18,000	81
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		30,000	(503)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012		9,000	(168)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045		9,000	(3,260)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		9,500	(5,094)
Deutsche Bank AG	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012		8,500	(37)
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011		17,000	(275)
Deutsche Bank AG	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		4,900	(2,263)
Goldman Sachs & Co.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012		40,500	(481)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		15,000	(123)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		9,000	(4,828)
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		3,300	104
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,900	403
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012		22,700	(64)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		3,000	138
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015		1,500	1
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012		200	(4)
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011		1,000	(15)
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		18,500	(9,913)
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		9,500	(5,098)

							$(32,848)

(1)      If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse USA, Inc.	6-Month Australian Bank Bill	Pay	7.250%	06/15/2013	AUD	26,800	$(342)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		41,000	(635)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,800	(117)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	500	(8)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		7,500	(128)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012	EUR	8,000	(155)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		4,100	(34)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		40,200	(2,648)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	(795)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		6,000	(90)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		3,200	(59)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	(332)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(21)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		14,800	(309)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,000	(48)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	340
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,500	(45)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		2,500	(47)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	174
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		3,300,000	517
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(20)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(21)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	75
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	68
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	(17)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	477
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		34,000	(96)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	30
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	107
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	96,600	(1,475)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$33,500	224
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		124,000	814
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		22,100	99
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		300	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		128,800	185
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		75,900	461
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		22,300	101
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		14,900	(279)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		982,900	(604)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		132,800	(210)
Citibank N.A.	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010	ZAR	196,650	(230)
HSBC Bank USA	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010		173,050	(237)

							$(5,329)

(k) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$941,000	$4,901	$19,532

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$11,000	$461	$500
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	11,000	462	563

					$923	$1,063

(l) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	2,698	$1,538	$7,672
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	607	358	949
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	1,687	724	26
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/22/2008	1,089	371	51
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	607	282	38

				$3,273	$8,736

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$409,000	$4,706	$14,904

(m) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	$9,909	$9,800	0.36%

(n) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	01/01/2038	$102,000	$103,666	$103,578

(o) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,824	02/2008	$0	$(59)	$(59)
Buy	BRL	38,983	03/2008	3,071	0	3,071
Sell		141,646	03/2008	0	(5,489)	(5,489)
Buy		12,991	07/2008	408	(63)	345
Sell		29,310	07/2008	120	(235)	(115)
Buy	CAD	227	01/2008	0	(1)	(1)
Sell		6,514	01/2008	1	(142)	(141)
Buy	CLP	2,433,405	03/2008	269	0	269
Buy		2,512,709	07/2008	0	(44)	(44)
Buy	CNY	326,733	01/2008	508	0	508
Sell		326,733	01/2008	0	(200)	(200)
Buy		227,981	07/2008	679	0	679
Buy		315,516	10/2008	46	(6)	40
Buy	COP	10,333,635	03/2008	384	0	384
Sell		10,333,635	03/2008	0	(43)	(43)
Buy	CZK	8,181	03/2008	52	0	52
Buy	EUR	486	01/2008	0	(5)	(5)
Sell		140,002	01/2008	331	(33)	298
Buy	GBP	545	01/2008	0	0	0
Sell		38,072	01/2008	956	0	956
Buy	HKD	311	01/2008	0	0	0
Buy	IDR	252,005,122	05/2008	7	(978)	(971)
Buy	ILS	888	11/2008	4	0	4
Buy	INR	24,380	05/2008	28	0	28
Sell		24,380	05/2008	0	(8)	(8)
Sell	JPY	588,547	02/2008	12	0	12
Buy	KRW	2,779,520	05/2008	9	(2)	7
Buy		14,567,748	08/2008	0	(312)	(312)
Buy	MXN	294,272	03/2008	601	0	601
Sell		270,391	03/2008	50	0	50
Buy		240,167	07/2008	220	(50)	170
Buy	MYR	1,673	08/2008	16	0	16
Buy	PLN	32,919	03/2008	1,648	0	1,648
Buy		34,552	07/2008	1,077	0	1,077
Buy	RUB	295,626	01/2008	593	0	593
Sell		295,626	01/2008	49	0	49
Buy		632,712	07/2008	492	0	492
Sell		137,435	07/2008	0	(196)	(196)
Buy		747,118	11/2008	101	(47)	54
Buy	SGD	5,048	02/2008	128	0	128
Buy		3,857	05/2008	115	0	115
Buy		8,375	08/2008	68	0	68
Buy	SKK	10,523	03/2008	33	0	33
Buy	TRY	824	03/2008	132	0	132
Buy	ZAR	292,117	03/2008	0	(1,335)	(1,335)
Buy		125,159	07/2008	0	(263)	(263)
Sell		28,346	07/2008	0	(226)	(226)

				$12,208	$(9,737)	$2,471

See accompanying notes

Schedule of Investments

Emerging Local Bond Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 20.6%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	142,190	$67,145
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,500	3,003
10.000% due 01/01/2012		348,279	178,562
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	204

Total Brazil (Cost $242,657)			248,914

COLOMBIA 5.8%
Colombia Government International Bond
9.850% due 06/28/2027	COP	31,765,000	15,709
11.750% due 03/01/2010		1,000	0
12.000% due 10/22/2015		70,076,000	38,803
Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	15,613

Total Colombia (Cost $74,710)			70,125

CZECH REPUBLIC 8.7%
Czech Republic Government Bond
2.550% due 10/18/2010	CZK	385,000	20,237
3.700% due 06/16/2013		2,400	128
3.750% due 09/12/2020		36,000	1,778
6.400% due 04/14/2010		1,448,000	83,198

Total Czech Republic (Cost $92,964)			105,341

EGYPT 1.0%
Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	11,344

Total Egypt (Cost $10,484)			11,344

HUNGARY 6.3%
Hungary Government Bond
5.500% due 02/12/2014	HUF	9,868,240	52,033
5.500% due 02/12/2016		4,701,000	24,446

Total Hungary (Cost $74,320)			76,479

MEXICO 9.3%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	7,580
9.000% due 01/15/2016		35,000	3,294
Mexican Bonos
7.250% due 12/15/2016		297,300	25,692
7.500% due 06/03/2027		29,000	2,465
8.000% due 12/17/2015		773,730	70,207
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		35,000	3,215
Vitro SAB de C.V.
8.625% due 02/01/2012		$100	95
9.125% due 02/01/2017		50	46

Total Mexico (Cost $116,465)			112,594

PERU 0.8%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,782
9.910% due 05/05/2015		19,044	7,720

Total Peru (Cost $9,181)			9,502

POLAND 9.2%
Poland Government International Bond
4.250% due 05/24/2011	PLN	320	123
4.750% due 04/25/2012		109,290	42,218
5.750% due 03/24/2010		101,580	40,892
5.750% due 09/23/2022		69,092	27,921

Total Poland (Cost $100,998)			111,154

SLOVAKIA 0.1%
Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,749

Total Slovakia (Cost $1,545)			1,749

SOUTH AFRICA 1.2%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	68,080	9,415
8.000% due 12/21/2018		25,000	3,569
10.000% due 02/28/2009		10,000	1,459

Total South Africa (Cost $14,055)			14,443

SWITZERLAND 0.4%
UBS AG
5.141% due 07/23/2009		$5,000	4,997

Total Switzerland (Cost $4,986)			4,997

TURKEY 8.1%
Turkey Government Bond
0.000% due 08/13/2008	TRY	630	489
0.000% due 11/26/2008		11,160	8,293
14.000% due 01/19/2011		106,713	86,290
15.000% due 02/10/2010		1,055	879
16.000% due 03/07/2012		2,900	2,469

Total Turkey (Cost $84,724)			98,420

UNITED STATES 0.2%
Fannie Mae
5.500% due 06/01/2037 - 08/01/2037		$2,000	1,998

Total United States (Cost $1,991)			1,998

URUGUAY 0.4%
Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	103,039	5,178

Total Uruguay (Cost $4,871)			5,178

SHORT-TERM INSTRUMENTS 22.6%
Commercial Paper 21.6%
ANZ National International Ltd.
5.100% due 01/22/2008		$7,600	7,578
Barclays U.S. Funding Corp.
5.100% due 01/25/2008		3,300	3,289
DnB NORBank ASA
5.050% due 01/25/2008		61,100	60,903
General Electric Capital Corp.
3.750% due 01/02/2008		30,200	30,200
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		2,300	2,293
Swedbank AB
4.730% due 02/01/2008		53,300	53,090
UBS Finance Delaware LLC
4.690% due 01/28/2008		54,700	54,515
Unicredito Italiano SpA
5.140% due 01/18/2008		13,000	12,970
Westpac Trust Securities NZ Ltd.
4.810% due 01/25/2008		36,900	36,787

			261,625

Repurchase Agreements 0.8%
Fixed Income Clearing Corp.
3.900% due 01/02/2008		9,647	9,647

(Dated 12/31/2007. Collateralized by Fannie Mae 3.250% due 01/15/2008 valued at $9,843. Repurchase proceeds are $9,649.)
Egypt Treasury Bills 0.1%
9.205% due 02/05/2008 - 04/01/2008	EGP	6,725	1,202

U.S. Treasury Bills 0.1%
2.920% due 03/13/2008 (a)(c)		$1,000	990

Total Short-Term Instruments (Cost $273,428)			273,464

Total Investments 94.7% (Cost $1,107,379)			$1,145,702
Other Assets and Liabilities (Net) 5.3%			64,468

Net Assets (d) 100.0%			$1,210,170

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $990 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $38,803 and derivative instruments with an aggregate depreciation of ($4,719) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Cash of $60 has been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	40	$101
90-Day Eurodollar June Futures	Long	06/2009	8	13
90-Day Eurodollar March Futures	Long	03/2008	11	0
90-Day Eurodollar March Futures	Long	03/2009	26	75
90-Day Eurodollar September Futures	Long	09/2009	6	4

				$193

(f) Swap agreements outstanding on December 31, 2007:

Asset Swaps

Counterparty	Pay Floating Rate	Underlying Asset	Receive	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	$20,637	$(2,413)
Barclays Bank PLC	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	8,017	(461)
Barclays Bank PLC	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	67,470	(1,741)
Barclays Bank PLC	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	61,746	2,945
Citibank N.A.	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	30,052	(432)
Deutsche Bank AG	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	58,555	(2,363)
Deutsche Bank AG	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	401	19
Deutsche Bank AG	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	7,411	(41)

					$(4,487)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	109,900	$(3,175)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	12.360%	01/04/2010		700	1
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		180,000	(528)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		52,300	(1,016)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.400%	01/03/2012	CZK	69,550	(60)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.340%	02/23/2012		40,000	(40)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012		156,120	(134)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(20)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(21)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.805%	03/05/2012		3,100,000	(79)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	131,000	(247)
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.150%	01/03/2012	SKK	15,550	7
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.180%	03/02/2012		223,000	72
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.580%	07/31/2012		920	0
Citibank N.A.	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.160%	01/10/2012		63,000	27
Barclays Bank PLC	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.155%	10/19/2014	ZAR	228,100	(980)
Citibank N.A.	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010		130,449	(193)
HSBC Bank USA	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010		130,450	(193)
HSBC Bank USA	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.155%	10/19/2014		172,000	(470)

							$(7,049)

(g) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	05/2008	$37	$0	$37
Buy	BRL	135,214	03/2008	9,805	0	9,805
Sell		124,100	03/2008	157	(3,424)	(3,267)
Buy		21,716	07/2008	1,062	0	1,062
Sell		171,814	07/2008	431	(1,244)	(813)
Buy	CLP	13,176,885	03/2008	1,104	0	1,104
Sell		15,555,475	03/2008	0	(689)	(689)
Buy		11,679,432	07/2008	0	(100)	(100)
Sell		1,029,796	07/2008	0	(39)	(39)
Buy		1,581,269	11/2010	151	0	151
Buy	CNY	43,848	03/2008	75	0	75
Sell		43,848	03/2008	0	(67)	(67)
Buy		41,475	07/2008	186	0	186
Sell		35,838	07/2008	0	(103)	(103)
Buy	COP	35,505,544	03/2008	903	(124)	779
Sell		163,259,250	03/2008	676	(1,625)	(949)
Buy	CZK	1,663,721	03/2008	11,116	0	11,116
Sell		1,455,220	03/2008	534	(4,324)	(3,790)
Buy		76,666	07/2008	413	0	413
Sell		175,920	07/2008	304	0	304
Buy	EUR	320	01/2008	0	(1)	(1)
Buy	HUF	6,447,275	07/2008	409	0	409
Sell		4,173,833	07/2008	6	(85)	(79)
Buy	IDR	136,602,250	01/2008	0	(410)	(410)
Sell		365,541,000	01/2008	495	(38)	457
Buy		58,349,550	05/2008	0	(264)	(264)
Sell		100,925,000	05/2008	378	0	378
Sell	ILS	7,967	11/2008	0	(40)	(40)
Buy	KRW	654,624	01/2008	0	(18)	(18)
Sell		654,624	01/2008	17	0	17
Buy	KWD	1,186	05/2008	226	0	226
Buy	MXN	360,447	03/2008	244	(36)	208
Sell		585,571	03/2008	111	(366)	(255)
Buy		556,989	07/2008	353	(194)	159
Sell		163,002	07/2008	37	(87)	(50)
Buy	MYR	181,728	05/2008	2,517	0	2,517
Sell		179,174	05/2008	0	(873)	(873)
Buy		183,246	08/2008	1,899	0	1,899
Sell		49,428	08/2008	20	(41)	(21)
Buy	PLN	330,470	03/2008	15,512	0	15,512
Sell		297,195	03/2008	0	(6,967)	(6,967)
Buy		104,339	07/2008	4,556	0	4,556
Sell		64,065	07/2008	0	(841)	(841)
Buy	RON	9,684	01/2008	7	0	7
Sell		9,684	01/2008	97	0	97
Sell		9,684	11/2008	0	(10)	(10)
Buy	RUB	1,593,276	01/2008	3,256	0	3,256
Sell		1,593,276	01/2008	73	(444)	(371)
Buy		733,895	07/2008	878	0	878
Sell		183,446	07/2008	0	(51)	(51)
Buy		452,339	11/2008	12	(73)	(61)
Buy	SAR	15,472	05/2008	17	0	17
Buy	SKK	1,643,598	03/2008	4,804	0	4,804
Sell		888,652	03/2008	275	(391)	(116)
Buy		88,642	07/2008	0	(83)	(83)
Sell		112,148	07/2008	111	0	111
Buy	TRY	40,700	03/2008	5,464	0	5,464
Sell		76,744	03/2008	0	(6,061)	(6,061)
Buy	ZAR	754,146	03/2008	977	(2,691)	(1,714)
Sell		165,585	03/2008	0	(1,153)	(1,153)
Buy		376,998	07/2008	538	(462)	76
Sell		130,848	07/2008	15	(188)	(173)

				$70,258	$(33,607)	$36,651

See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARGENTINA 1.7%
Argentina Bonos
5.389% due 08/03/2012		$82,530	$46,733

Total Argentina (Cost $47,615)			46,733

BERMUDA 0.2%	$
BW Group Ltd.
6.625% due 06/28/2017		5,730	6,011

Total Bermuda (Cost $5,700)			6,011

BRAZIL 16.5%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	122,425	57,687
Brazilian Government International Bond
7.125% due 01/20/2037		$2,105	2,384
7.875% due 03/07/2015		3,709	4,197
8.250% due 01/20/2034		41,080	52,069
8.500% due 09/24/2012	EUR	1,500	2,426
8.750% due 02/04/2025		$17,175	21,812
8.875% due 10/14/2019		15,476	19,190
8.875% due 04/15/2024		21,160	27,010
10.125% due 05/15/2027		36,210	52,323
10.250% due 01/10/2028	BRL	6,100	3,329
10.500% due 07/14/2014		$1,874	2,389
12.500% due 01/05/2016	BRL	2,000	1,230
12.750% due 01/15/2020		$3,750	5,897
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017	BRL	6,600	5,653
6.000% due 05/15/2045		6,000	5,238
10.000% due 01/01/2012		152,675	78,186
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,115
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,148
CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,299
CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	8,980
Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,615
GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	34,772
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,425
8.800% due 01/30/2017		3,600	3,717
Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	13,094
Vale Overseas Ltd.
6.250% due 01/11/2016		700	705
6.250% due 01/23/2017		6,200	6,250
6.875% due 11/21/2036		14,425	14,665
8.250% due 01/17/2034		750	872

Total Brazil (Cost $401,518)			452,677

CHILE 1.0%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,057
Banco Santander Chile
5.375% due 12/09/2014		3,000	3,050
Chile Government International Bond
5.411% due 01/28/2008		24	24
CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,270
6.150% due 10/24/2036		7,300	7,242
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,578
Enersis S.A.
7.375% due 01/15/2014		1,098	1,177
7.400% due 12/01/2016		1,850	2,008

Total Chile (Cost $27,564)			27,406

CHINA 0.7%
Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	3,008
Export-Import Bank of China
5.250% due 07/29/2014		9,958	10,083
Sino-Forest Corp.
9.125% due 08/17/2011		5,700	6,035

Total China (Cost $19,073)			19,126

COLOMBIA 3.3%
Colombia Government International Bond
7.375% due 01/27/2017		$5,100	5,610
7.375% due 09/18/2037		5,640	6,288
8.250% due 12/22/2014		32,030	36,674
9.850% due 06/28/2027	COP	600,000	297
10.000% due 01/23/2012		$10	12
10.375% due 01/28/2033		1,850	2,770
10.750% due 01/15/2013		15,535	19,147
11.750% due 02/25/2020		3,047	4,548
12.000% due 10/22/2015	COP	25,375,000	14,051

Total Colombia (Cost $86,619)			89,397

EGYPT 0.2%
Petroleum Export Ltd.
5.265% due 06/15/2011		$6,590	6,548

Total Egypt (Cost $6,497)			6,548

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	10,224
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	4,944

Total El Salvador (Cost $14,902)			15,168

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,752
10.250% due 11/08/2011		771	893

Total Guatemala (Cost $9,529)			9,645

INDIA 0.7%
ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	7,991
NTPC Ltd.
5.875% due 03/02/2016		2,736	2,681
Vedanta Resources PLC
6.625% due 02/22/2010		7,400	7,418

Total India (Cost $18,244)			18,090

INDONESIA 2.3%
Indonesia Government International Bond
6.875% due 03/09/2017		$21,000	21,836
Majapahit Holding BV
7.250% due 10/17/2011		8,105	8,145
7.250% due 06/28/2017		10,600	10,082
7.750% due 10/17/2016		950	957
7.875% due 06/29/2037		23,600	22,265

Total Indonesia (Cost $64,181)			63,285

KAZAKHSTAN 1.0%
Intergas Finance BV
6.375% due 05/14/2017		$9,100	8,190
6.875% due 11/04/2011		2,980	2,891
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,009

Total Kazakhstan (Cost $28,953)			27,090

MALAYSIA 1.3%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	20,410
7.750% due 08/15/2015		1,690	1,981
Petronas Capital Ltd.
7.000% due 05/22/2012		100	109
7.875% due 05/22/2022		3,000	3,721
TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,309

Total Malaysia (Cost $34,105)			34,530

MEXICO 7.4%
America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	14,460
5.625% due 11/15/2017		8,400	8,250
5.750% due 01/15/2015		11,700	11,736
8.460% due 12/18/2036	MXN	10,900	942
C5 Capital SPV Ltd.
6.196% due 12/31/2049		$6,935	6,848
C8 Capital SPV Ltd.
6.640% due 12/29/2049		13,900	13,199
C10 Capital SPV Ltd.
6.722% due 12/31/2049		9,500	8,773
Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,240
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,576	5,646
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,398
Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	975
9.375% due 05/01/2012		3,850	4,052
Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	27,775
Mexico Government International Bond
6.750% due 09/27/2034		$28,080	31,084
7.500% due 04/08/2033		24,685	29,498
8.000% due 09/24/2022		16,880	20,788
Pemex Finance Ltd.
9.030% due 02/15/2011		39	41
Pemex Project Funding Master Trust
6.625% due 06/15/2035		8,500	9,002
9.375% due 12/02/2008		253	263
Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	987
8.750% due 01/31/2016	MXN	10,000	918
Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,668
9.125% due 02/01/2017		1,950	1,804

Total Mexico (Cost $201,233)			203,347

PAKISTAN 0.2%
Pakistan Government International Bond
7.125% due 03/31/2016		$6,985	5,931

Total Pakistan (Cost $6,925)			5,931

PANAMA 3.8%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,678
Panama Government International Bond
6.700% due 01/26/2036		16,008	16,968
7.125% due 01/29/2026		22,425	24,780
7.250% due 03/15/2015		120	133
8.875% due 09/30/2027		8,350	10,897
9.375% due 07/23/2012		18,523	21,672
9.625% due 02/08/2011		17,969	20,260

Total Panama (Cost $98,710)			103,388

PERU 0.7%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,173
8.375% due 05/03/2016		3,312	3,900
8.750% due 11/21/2033		4,795	6,377
Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,011
7.500% due 07/27/2035		6,500	6,917

Total Peru (Cost $18,549)			20,378

PHILIPPINES 0.9%
Philippine Government International Bond
6.375% due 01/15/2032		$2,400	2,400
7.750% due 01/14/2031		10,000	11,588
8.250% due 01/15/2014		2,300	2,587
8.375% due 02/15/2011		3,800	4,104
10.625% due 03/16/2025		2,400	3,468

Total Philippines (Cost $23,821)			24,147

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$349	349
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	1,018
5.838% due 09/30/2027		470	445

Total Qatar (Cost $1,812)			1,812

RUSSIA 18.0%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$113,410	129,100
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		900	976
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,388
6.212% due 11/22/2016		$18,200	17,602
6.510% due 03/07/2022		36,300	35,714
7.288% due 08/16/2037		11,800	11,969
8.625% due 04/28/2034		41,290	51,819
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,129
Gazprom International S.A.
7.201% due 02/01/2020		13,369	13,649
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,887
Lukoil Finance Ltd.
5.545% due 01/11/2009		4,830	4,805
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,601
8.375% due 10/14/2010		1,000	1,034
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		24,160	22,952
7.175% due 05/16/2013		6,400	6,584
Russia Government International Bond
7.500% due 03/31/2030		57,288	65,695
8.250% due 03/31/2010		5,556	5,773
11.000% due 07/24/2018		2,700	3,861
12.750% due 06/24/2028		13,275	24,131
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,047
TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,724
6.625% due 03/20/2017		31,000	28,365
6.875% due 07/18/2011		4,000	3,960
7.500% due 07/18/2016		11,850	11,520
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,760
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	2,005
8.375% due 10/22/2011		450	461
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	994
VTB Capital S.A.
5.494% due 08/01/2008		5,000	4,956
6.609% due 10/31/2012		6,300	6,215

Total Russia (Cost $491,785)			492,676

SOUTH AFRICA 1.7%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,600
5.875% due 05/30/2022		$5,690	5,803
6.500% due 06/02/2014		14,500	15,370
7.375% due 04/25/2012		5,950	6,456

Total South Africa (Cost $41,294)			45,229

SWITZERLAND 0.3%
UBS AG
5.875% due 12/20/2017		$8,880	8,959

Total Switzerland (Cost $8,869)			8,959

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	10,085

Total Trinidad And Tobago (Cost $10,059)			10,085

TUNISIA 1.1%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	7,291
4.750% due 04/07/2011		450	652
7.375% due 04/25/2012		$17,812	19,447
8.250% due 09/19/2027		1,680	2,093

Total Tunisia (Cost $28,000)			29,483

UKRAINE 2.4%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,178
6.385% due 06/26/2012		$2,550	2,601
6.580% due 11/21/2016		100	98
6.875% due 03/04/2011		30,850	31,542
7.650% due 06/11/2013		13,985	14,821
8.693% due 08/05/2009		13,150	13,546

Total Ukraine (Cost $63,899)			64,786

UNITED KINGDOM 0.0%
Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	1,250

Total United Kingdom (Cost $1,251)			1,250

UNITED STATES 21.9%
Corporate Bonds & Notes 3.5%
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		$20,000	20,584
Citigroup Capital XXI
8.300% due 12/21/2057		13,540	14,179
Citigroup, Inc.
6.125% due 11/21/2017		13,000	13,378
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		21,125	20,763
Morgan Stanley
5.950% due 12/28/2017		26,100	26,130

			95,034

U.S. Government Agencies 17.7%
Fannie Mae
5.500% due 12/01/2033 - 01/01/2038		311,863	311,546
6.000% due 02/01/2036 - 01/01/2038		163,515	166,086
Freddie Mac
5.500% due 09/01/2037 - 11/01/2037		6,000	5,989

			483,621

U.S. Treasury Obligations 0.7%
U.S. Treasury Bonds
4.750% due 08/15/2017		15,610	16,492
5.000% due 05/15/2037		2,700	2,943

			19,435

Total United States (Cost $591,452)			598,090

URUGUAY 1.1%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	54,200	2,322
5.000% due 09/14/2018 (b)		77,743	3,907
8.000% due 11/18/2022		$16,397	18,447
9.250% due 05/17/2017		3,900	4,719

Total Uruguay (Cost $27,751)			29,395

VENEZUELA 4.4%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,360	16,644
5.375% due 04/12/2027		12,000	7,302
Venezuela Government International Bond
5.375% due 08/07/2010		24,750	23,327
6.000% due 12/09/2020		46,750	35,413
6.180% due 04/20/2011		4,190	3,807
7.000% due 12/01/2018		5,000	4,287
7.650% due 04/21/2025		5,315	4,558
9.375% due 01/13/2034		11,200	11,172
10.750% due 09/19/2013		12,280	13,170

	Shares
Venezuela Government International Bond Warrants
0.000% due 09/19/2013		3,500	133

Total Venezuela (Cost $133,289)			119,813

	Principal Amount (000s)
VIETNAM 0.2%
Socialist Republic of Vietnam
4.000% due 03/12/2028		$5,000	4,211
6.875% due 01/15/2016		1,000	1,062

Total Vietnam (Cost $5,246)			5,273

SHORT-TERM INSTRUMENTS 11.4%
Commercial Paper 9.9%
DnB NORBank ASA
4.770% due 01/25/2008		$42,700	42,570
Freddie Mac
3.000% due 01/02/2008		30,300	30,300
Royal Bank of Scotland Group PLC
4.920% due 01/22/2008		64,755	64,578
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		62,400	62,199
Swedbank AB
4.920% due 01/25/2008		8,400	8,373
5.100% due 01/17/2008		63,900	63,764

			271,784

Repurchase Agreements 1.2%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		14,000	14,000
(Dated 12/31/2007. Collateralized by Freddie Mac 4.875% due 02/09/2010 valued at $14,284. Repurchase proceeds are $14,002.)
3.900% due 01/02/2008		19,470	19,470
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.875% due 03/05/2008 valued at $19,862. Repurchase proceeds are $19,474.)

			33,470

U.S. Treasury Bills 0.3%
2.955% due 02/28/2008 - 03/13/2008 (a)(c)(e)		9,275	9,226

Total Short-Term Instruments (Cost $314,480)			314,480

Total Investments 105.8% (Cost $2,832,925)			$2,894,228
Other Assets and Liabilities (Net) (5.8%)			(158,319)

Net Assets (d) 100.0%			$2,735,909

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $8,207 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $16,372 and derivative instruments with an aggregate depreciation of ($4,779) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $771 and cash of $4,670 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	345	$12
90-Day Eurodollar June Futures	Long	06/2008	237	628
90-Day Eurodollar June Futures	Long	06/2009	3,609	7,116
90-Day Eurodollar March Futures	Long	03/2008	406	(10)
90-Day Eurodollar March Futures	Long	03/2009	252	302
90-Day Eurodollar March Futures	Long	03/2010	217	757
90-Day Eurodollar September Futures	Long	09/2008	1,060	4,045
90-Day Eurodollar September Futures	Long	09/2009	230	161
U.S. Treasury 10-Year Note March Futures	Long	03/2008	554	496

				$13,507

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%	08/24/2014	$8,125	$1,032
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	6,500	155
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	8,000	193
Barclays Bank PLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.780%	07/20/2012	4,500	(60)
Barclays Bank PLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.790%	07/20/2012	2,000	(26)
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013	5,000	204
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	10,510	173
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	5,500	123
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.250%	09/20/2012	6,500	241
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017	1,250	49
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017	1,250	51
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	4,600	(25)
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	4,550	32
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	6,200	52
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	1,300	27
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	10,000	(312)
Citibank N.A.	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	12/20/2017	24,100	(531)
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	750	(16)
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.320%	08/20/2017	5,000	(177)
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	20,000	(26)
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.450%	06/20/2013	5,500	(29)
Credit Suisse USA, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%	10/20/2012	6,900	(44)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	2,650	18
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	12,000	(98)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%	10/20/2011	5,000	(116)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	25,000	(34)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%	04/20/2009	4,000	(23)
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	6,600	(323)
JPMorgan Chase & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%	01/20/2012	5,000	17
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	26,250	386
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	6,000	(106)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	2,000	(16)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	870	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	14,000	299
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%	05/20/2017	1,000	(16)
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	2.330%	08/20/2017	9,000	497
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	16,500	24
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	2,500	(78)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%	05/20/2016	7,400	(279)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%	11/20/2011	9,800	73
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	137
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%	06/20/2013	5,600	118
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	7,500	157
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%	03/20/2014	3,700	350
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	14,000	(383)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	3,950	(133)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	5,500	(324)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	823
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	1,350	113
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	2,000	(26)
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%	08/20/2011	6,200	165
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008	46,000	59
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%	10/20/2011	3,500	(61)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%	04/20/2016	9,000	(209)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	18,500	(577)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	6,350	85
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	3,000	123
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	1,900	21
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.500%	12/20/2012	20,000	(36)
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	6,200	169
Morgan Stanley	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%	10/20/2012	13,000	(164)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%	11/20/2010	15,000	(10)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	4
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	2,500	(22)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	5,000	(86)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.790%	11/20/2012	20,000	(353)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.030%	11/20/2012	5,000	(39)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.580%	11/20/2017	20,000	(514)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	72
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	79
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	14,900	398
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	3,100	88
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	2,000	70
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	411
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	61
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.030%	07/20/2017	3,875	(65)
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	3,000	12
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	2,700	(20)
UBS Warburg LLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.790%	09/20/2012	7,960	97
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	6,000	(114)
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	2,000	(138)

						$1,698

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	$50,510	$57
Deutsche Bank AG	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	7,750	137
UBS Warburg LLC	Dow Jones CDX N.A. EM8 Index	Buy	(1.750%)	12/20/2012	25,000	(116)

						$78

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	85,400	$(2,455)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		23,000	(105)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		60,700	(1,300)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		23,700	400
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		123,000	(551)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		93,700	364
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		37,100	(564)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		40,000	(567)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	78
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	1,873,200	(40)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		1,866,667	(41)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	17
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	17
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		178,600	(220)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		421,500	753
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	39
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	530
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$28,300	85
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		3,700	1
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		10,300	67
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		318,100	852
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		79,900	860
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		45,500	(71)

							$(1,851)

(g) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.250%	11/15/2014	$8,000	$8,212	$8,315

(2)	Market value includes $60 of interest payable on short sales.

(h) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	62,694	03/2008	$3,925	$0	$3,925
Sell		217,386	03/2008	0	(9,418)	(9,418)
Buy		73,619	07/2008	3,213	0	3,213
Sell		48,726	07/2008	115	(582)	(467)
Buy	CLP	1,178,616	03/2008	128	0	128
Buy		1,239,857	07/2008	0	(11)	(11)
Buy	CNY	120,118	01/2008	220	0	220
Sell		120,118	01/2008	0	(74)	(74)
Buy		2,018	07/2008	4	0	4
Buy		115,994	10/2008	17	(3)	14
Sell		22,170	10/2008	0	(32)	(32)
Buy	COP	16,806,752	03/2008	624	0	624
Sell		474,390	03/2008	2	0	2
Buy	CZK	10,334	03/2008	65	0	65
Buy	EUR	230	01/2008	0	(2)	(2)
Sell		31,062	01/2008	72	0	72
Buy	HKD	389	01/2008	0	0	0
Buy	IDR	110,619,000	01/2008	39	0	39
Buy		19,563,377	05/2008	33	0	33
Buy	ILS	1,142	11/2008	5	0	5
Buy	INR	163,869	05/2008	211	0	211
Buy		9,833	08/2008	1	0	1
Buy	JPY	637,214	02/2008	0	(13)	(13)
Buy	KRW	3,312,256	01/2008	0	(93)	(93)
Buy		8,435,673	05/2008	25	(11)	14
Buy		3,474,216	08/2008	0	(30)	(30)
Buy	MXN	13,361	03/2008	31	0	31
Buy		8,535	07/2008	0	(10)	(10)
Buy	MYR	32,656	05/2008	295	0	295
Buy		7,618	08/2008	71	0	71
Buy	PHP	535,983	05/2008	170	0	170
Buy	PLN	30,702	03/2008	1,839	0	1,839
Sell		18,429	03/2008	0	(582)	(582)
Buy		8,343	07/2008	190	0	190
Buy	RUB	942,383	07/2008	931	0	931
Sell		168,109	07/2008	0	(239)	(239)
Buy		12,875	11/2008	3	0	3
Buy	SGD	4,390	02/2008	111	0	111
Buy		6,394	05/2008	169	0	169
Buy		3,790	08/2008	31	0	31
Buy	SKK	13,221	03/2008	41	0	41
Buy	ZAR	13,398	03/2008	0	(66)	(66)
Sell		53,260	03/2008	0	(215)	(215)
Buy		143,929	07/2008	586	(388)	198

				$13,167	$(11,769)	$1,398

See accompanying notes

Schedule of Investments

European StocksPLUS® TR Strategy Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 11.8%
Banking & Finance 7.6%
American International Group, Inc.
5.850% due 01/16/2018	$100		$101
Barclays Bank PLC
6.050% due 12/04/2017	300		303
Citigroup, Inc.
6.125% due 11/21/2017	100		103
Deutsche Bank AG
6.000% due 09/01/2017	100		104
Goldman Sachs Group, Inc.
6.750% due 10/01/2037	100		98
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009	100		98

			807

Industrials 0.9%
Kraft Foods, Inc.
6.125% due 02/01/2018	100		101

Utilities 3.3%
BellSouth Corp.
4.969% due 08/15/2008	100		100
Embarq Corp.
6.738% due 06/01/2013	100		104
Progress Energy, Inc.
7.100% due 03/01/2011	100		106
PSEG Energy Holdings LLC
8.625% due 02/15/2008	41		41

			351

Total Corporate Bonds & Notes (Cost $1,237)			1,259

MUNICIPAL BONDS & NOTES 1.0%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	100		104

Total Municipal Bonds & Notes (Cost $104)			104

U.S. GOVERNMENT AGENCIES 103.2%
Fannie Mae
4.000% due 08/01/2013	39		39
4.539% due 08/01/2035	52		53
4.633% due 10/01/2035	65		65
4.689% due 10/01/2035	58		58
4.704% due 12/01/2034	46		46
4.721% due 10/01/2035	62		62
4.850% due 02/01/2034	35		35
4.911% due 12/01/2035	65		64
5.000% due 03/01/2020 - 02/25/2025	934		936
5.000% due 10/01/2020 (d)	414		414
5.389% due 07/01/2032	17		18
5.432% due 05/01/2036	139		140
5.500% due 07/01/2022 - 12/01/2037	2,475		2,474
5.500% due 08/01/2022 - 12/01/2037 (d)	3,224		3,234
5.765% due 04/25/2032	14		14
5.875% due 11/25/2023	74		75
6.000% due 01/01/2037 - 11/01/2037	494		502
6.063% due 06/01/2043	21		21
6.500% due 03/01/2037 - 09/01/2037	950		977
Freddie Mac
3.000% due 05/15/2022	79		79
3.500% due 05/15/2022	29		29
4.000% due 06/15/2022	25		25
4.500% due 11/15/2013 - 10/15/2019	113		112
5.000% due 12/15/2015 - 12/15/2023	460		461
5.228% due 10/15/2020	27		27
5.500% due 08/15/2030 - 01/01/2038	1,001		999
6.263% due 07/25/2044	27		27

Total U.S. Government Agencies (Cost $10,852)			10,986

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	105		110
U.S. Treasury Bonds
5.000% due 05/15/2037	100		109

Total U.S. Treasury Obligations (Cost $212)			219

MORTGAGE-BACKED SECURITIES 7.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	62		61
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	78		77
Countrywide Alternative Loan Trust
5.029% due 09/20/2046	27		28
Harborview Mortgage Loan Trust
5.185% due 05/19/2035	60		57
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021	17		18
Structured Asset Mortgage Investments, Inc.
4.935% due 08/25/2036	85		85
Washington Mutual, Inc.
5.125% due 11/25/2045	48		45
5.405% due 12/25/2027	34		33
5.768% due 06/25/2046	62		59
5.883% due 07/25/2046	66		63
5.883% due 08/25/2046	75		72
6.288% due 09/25/2046	78		76
Wells Fargo Mortgage-Backed Securities Trust
4.323% due 07/25/2035	100		99

Total Mortgage-Backed Securities (Cost $787)			773

ASSET-BACKED SECURITIES 4.9%
Carrington Mortgage Loan Trust
4.905% due 05/25/2036	20		20
Citigroup Mortgage Loan Trust, Inc.
4.935% due 08/25/2036	22		22
Countrywide Asset-Backed Certificates
4.915% due 12/25/2046	39		39
4.975% due 10/25/2046	48		47
GSAMP Trust
4.935% due 02/25/2036	11		11
JPMorgan Mortgage Acquisition Corp.
4.915% due 08/25/2036	50		49
Lehman XS Trust
4.945% due 07/25/2046	29		29
4.945% due 08/25/2046	29		29
Long Beach Mortgage Loan Trust
5.145% due 10/25/2034	5		4
Merrill Lynch Mortgage Investors, Inc.
4.925% due 04/25/2037	28		28
Morgan Stanley Home Equity Loans
4.915% due 12/25/2036	68		67
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036	12		12
Residential Asset Securities Corp.
4.935% due 02/25/2037	78		76
Soundview Home Equity Loan Trust
4.915% due 10/25/2036	39		38
Structured Asset Securities Corp.
4.900% due 04/25/2035	50		48

Total Asset-Backed Securities (Cost $527)			519

SOVEREIGN ISSUES 0.2%
Banque Centrale de Tunisie
7.375% due 04/25/2012	12		13
Panama Government International Bond
9.625% due 02/08/2011	8		9

Total Sovereign Issues (Cost $21)			22

	Shares
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	17		17

Total Preferred Stocks (Cost $17)			17

EXCHANGE-TRADED FUNDS 0.7%
DJ Euro STOXX 50 Fund	1,108		69

Total Exchange-Traded Funds (Cost $50)			69

	Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 1.4%
Repurchase Agreements 0.8%
Lehman Brothers, Inc.
1.000% due 01/02/2008	$100		100
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $106. Repurchase proceeds are $100.)

U.S. Treasury Bills 0.6%
2.968% due 03/13/2008 (a)(e)	65		64

Total Short-Term Instruments (Cost $166)			164

Purchased Options (g) 0.5% (Cost $18)			53
Total Investments 133.3% (Cost $13,991)			$14,185
Written Options (h) (0.5%) (Premiums $27)			(54)
Other Assets and Liabilities (Net) (32.8%)			(3,488)

Net Assets (c) 100.0%			$10,643

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $59,471 and derivative instruments with an aggregate depreciation of ($39) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) The average amount of borrowings outstanding during the period ended December 31, 2007 was $1,683 at a weighted average interest rate of 4.860%. On December 31, 2007, securities valued at $3,566 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $64 and cash of $100 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$0
90-Day Euribor March Futures	Long	03/2008	4	(2)
90-Day Euribor September Futures	Long	09/2008	3	(1)
90-Day Eurodollar December Futures	Long	12/2008	18	52
90-Day Eurodollar June Futures	Long	06/2008	4	10
90-Day Eurodollar March Futures	Long	03/2009	12	45
90-Day Eurodollar September Futures	Long	09/2008	1	3
Euro-Bobl March Futures	Short	03/2008	1	2
Euro-Schatz March Futures	Short	03/2008	3	3
U.S. Treasury 2-Year Note March Futures	Short	03/2008	6	(4)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	13	(15)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	7	3
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	2	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6	12
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5	4
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4	4
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	2	4
United Kingdom Government 10-Year Bond March Futures	Short	03/2008	1	0

				$121

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	$100	$0
Merrill Lynch & Co., Inc.	Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%)	03/20/2011	100	0

						$0

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	$100	$0
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%)	06/20/2012	300	0

						$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	600	$(1)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		400	(5)
Lehman Brothers, Inc.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		700	(3)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		200	(2)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012	BRL	300	(1)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		500	(22)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.670%	01/04/2010		200	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		100	0
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		600	(9)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		800	(8)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012	EUR	300	6
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/11/2037		100	(4)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		200	(1)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		180	0
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		500	(1)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		120	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	1,000	19
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	11
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	1,000	0
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		100	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		1,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		$100	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		800	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		300	1
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		100	(3)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		100	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2015		800	0
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		300	0
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		100	(2)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		300	0
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		100	0
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		200	(3)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		200	1
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		200	(4)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		400	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		700	17
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2015		100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		700	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		300	8
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,200	36

							$31

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Long	Fresco Dow Jones Euro STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2008	195,547	$392
Goldman Sachs & Co.	Short	Fresco Dow Jones Euro STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2008	32,134	(65)

						$327

(g) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$116.000	02/22/2008	12	$0	$0
Call - CBOT U.S. Treasury 5-Year Note March Futures	125.000	02/22/2008	4	0	0
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	2	2	3
Put - CBOT U.S. Treasury 10-Year Note February Futures	103.000	01/25/2008	6	0	0
Put - CBOT U.S. Treasury 10-Year Note February Futures	104.000	01/25/2008	4	0	0
Put - CBOT U.S. Treasury 10-Year Note February Futures	105.000	01/25/2008	3	0	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	90.000	02/22/2008	6	0	0

				$2	$3

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	600	$3	$3
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008		$100	1	2
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		500	2	10
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		900	8	22
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		300	1	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		300	1	7

								$16	$50

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 02/01/2038	$86.375	02/05/2008	$2,600	$0	$0
Put - OTC Fannie Mae 5.500% due 03/01/2038	87.000	03/05/2008	1,400	0	0

				$0	$0

(h) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	3	$1	$9
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.000	02/22/2008	2	2	3
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	4	3	2
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	2	1	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	3	1	0

				$8	$14

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR- LIBOR	Receive	4.250%	09/14/2009	EUR	200	$3	$2
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		$200	1	1
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		200	3	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		200	2	7
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		400	8	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		100	1	4
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		100	1	6

								$19	$40

(i) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	01/01/2038	$1,000	$1,003	$999
U.S. Treasury Bonds	3.625%	10/31/2009	3,000	3,024	3,030
U.S. Treasury Bonds	4.000%	09/30/2009	200	203	203
U.S. Treasury Bonds	4.250%	11/15/2017	400	405	407
U.S. Treasury Bonds	4.750%	02/15/2037	500	516	523
U.S. Treasury Notes	4.250%	11/15/2013	300	306	311
U.S. Treasury Notes	4.750%	05/15/2014	200	211	214

				$5,668	$5,687

(2)	Market value includes $43 of interest payable on short sales.

(j) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	41	01/2008	$0	$0	$0
Buy	BRL	45	01/2008	1	0	1
Sell		45	01/2008	0	(1)	(1)
Buy		310	03/2008	12	(1)	12
Sell		57	03/2008	0	(3)	(3)
Buy		727	07/2008	25	0	25
Sell		52	07/2008	0	0	(1)
Buy	CHF	5	03/2008	0	0	0
Buy	CNY	1,363	01/2008	3	0	3
Sell		1,363	01/2008	0	(2)	(2)
Buy		500	07/2008	2	0	2
Sell		500	07/2008	0	(1)	(1)
Buy		449	10/2008	0	0	0
Sell		449	10/2008	0	(1)	(1)
Buy	EUR	2,404	01/2008	46	0	46
Sell		9,476	01/2008	22	0	22
Sell	GBP	139	01/2008	4	0	4
Buy	KRW	33,778	01/2008	0	(1)	(1)
Buy		26,014	08/2008	0	0	0
Buy	MXN	727	03/2008	1	0	1
Sell		22	03/2008	0	0	0
Buy		325	07/2008	0	0	0
Buy	MYR	73	05/2008	0	0	0
Buy		21	08/2008	0	0	0
Sell	NZD	16	01/2008	0	0	0
Sell		16	02/2008	0	0	0
Buy	PLN	69	07/2008	3	0	3
Buy	RUB	862	01/2008	1	0	1
Sell		862	01/2008	0	0	0
Buy		1,415	07/2008	1	0	1
Buy		862	11/2008	0	0	0
Buy	SGD	5	02/2008	0	0	0
Buy		41	05/2008	1	0	1

				$122	$(10)	$112

See accompanying notes

Schedule of Investments

Extended Duration Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.5%
ABX Financing Co.
6.350% due 10/15/2036	$10	$10
American Express Centurion Bank
5.250% due 05/07/2008	30	30
American Express Credit Corp.
5.285% due 03/02/2009	10	10
Citigroup, Inc.
4.898% due 12/26/2008	10	10
General Electric Capital Corp.
4.939% due 08/15/2011	10	10
5.280% due 10/21/2010	10	10
Georgia-Pacific Corp.
7.750% due 11/15/2029	30	28
Goldman Sachs Group, Inc.
5.045% due 02/06/2012	20	18
6.750% due 10/01/2037	200	197
International Business Machines Corp.
5.700% due 09/14/2017	100	104
ONEOK Partners LP
6.850% due 10/15/2037	200	208
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

Total Corporate Bonds & Notes (Cost $658)		665

MUNICIPAL BONDS & NOTES 0.2%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	96
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	4
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	96

Total Municipal Bonds & Notes (Cost $197)		196

U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
0.000% due 01/15/2027 - 11/15/2030	13,432	5,097
4.000% due 02/25/2019	100	94
5.000% due 02/15/2023 - 08/25/2033	61	56
5.500% due 04/25/2033 - 12/01/2037	9,439	9,399
6.000% due 12/25/2034	120	119
6.210% due 08/06/2038	1,000	1,204
Federal Farm Credit Bank
5.750% due 12/07/2028	80	88
Federal Home Loan Bank
4.000% due 05/15/2009	10	10
Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,738
5.000% due 07/15/2033 - 10/15/2033	105	97
5.428% due 01/15/2033	4	3
5.500% due 02/15/2024	37	36
6.000% due 06/15/2035	194	195
8.250% due 06/01/2016	30	38
Ginnie Mae
5.500% due 10/20/2037	100	93
Small Business Administration
5.290% due 12/01/2027	600	607

Total U.S. Government Agencies (Cost $18,240)		18,874

U.S. TREASURY OBLIGATIONS 82.5%
U.S. Treasury Bonds
5.000% due 05/15/2037	100	109
8.875% due 08/15/2017	200	275
U.S. Treasury Strips
0.000% due 02/15/2019	6,100	3,735
0.000% due 08/15/2019	3,570	2,128
0.000% due 02/15/2026	18,200	7,898
0.000% due 08/15/2026	800	338
0.000% due 11/15/2026	10,600	4,421
0.000% due 02/15/2027	1,000	414
0.000% due 08/15/2027	1,000	405
0.000% due 11/15/2027	48,400	19,424
0.000% due 08/15/2028	9,500	3,704
0.000% due 11/15/2028	20,500	7,918
0.000% due 08/15/2029	50,000	18,663
0.000% due 05/15/2030	14,400	5,230
0.000% due 02/15/2036	48,600	13,942
0.000% due 05/15/2037	50,600	13,732

Total U.S. Treasury Obligations (Cost $99,560)		102,336

MORTGAGE-BACKED SECURITIES 0.6%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	49	49
CS First Boston Mortgage Securities Corp.
4.918% due 07/25/2033	7	7
Deutsche ALT-A Securities, Inc. Alternate
Loan Trust
4.935% due 01/25/2047	7	7
JPMorgan Chase Commercial Mortgage
Securities Corp.
5.747% due 02/12/2049	20	21
Thornburg Mortgage Securities Trust
4.883% due 03/25/2037	93	89
Washington Mutual, Inc.
5.518% due 01/25/2047	8	8
5.883% due 10/25/2046	24	24
Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033	500	494

Total Mortgage-Backed Securities (Cost $699)		699

ASSET-BACKED SECURITIES 0.3%
Argent Securities, Inc.
4.915% due 10/25/2036	16	16
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036	13	12
4.915% due 12/25/2036	6	6
Bear Stearns Asset-Backed Securities Trust
5.819% due 07/25/2036	20	19
Chase Credit Card Master Trust
5.138% due 10/15/2010	20	20
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036	292	281
MBNA Credit Card Master Note Trust
5.148% due 08/16/2010	20	20

Total Asset-Backed Securities (Cost $383)		374

SHORT-TERM INSTRUMENTS 4.4%
Certificates of Deposit 0.0%
Abbey National Treasury Services PLC
5.175% due 07/02/2008	10	10
Barclays Bank PLC
4.619% due 03/17/2008	20	20
Fortis Bank NY
5.148% due 09/30/2008	10	10
Nordea Bank Finland PLC
5.230% due 04/09/2009	10	10

		50

Commercial Paper 1.0%
Societe Generale NY
5.270% due 03/26/2008	20	20
UBS Finance Delaware LLC
4.000% due 01/02/2008	1,100	1,100

		1,120

Repurchase Agreements 3.0%
State Street Bank and Trust Co.
3.900% due 01/02/2008	3,738	3,738

(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,817. Repurchase proceeds are $3,739.)
U.S. Treasury Bills 0.4%
3.129% due 02/28/2008 - 03/13/2008 (a)(b)	510	507

Total Short-Term Instruments (Cost $5,415)		5,415

Total Investments 103.7% (Cost $125,152)		$128,559
Other Assets and Liabilities (Net) (3.7%)		(4,532)

Net Assets 100.0%		$124,027

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $507 and cash of $65 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	123	$371
90-Day Eurodollar June Futures	Long	06/2008	4	6
90-Day Eurodollar March Futures	Long	03/2008	9	22
90-Day Eurodollar March Futures	Long	03/2009	30	78
90-Day Eurodollar September Futures	Long	09/2009	75	87
U.S. Treasury 5-Year Note March Futures	Short	03/2008	10	(12)
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	191	(109)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	12	6
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	24	7
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	23	9

				$465

(c) Swap agreements outstanding on December 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	0.000%	12/19/2027	$5,100	$69
Barclays Bank PLC	3-Month USD-LIBOR	Pay	0.000%	12/19/2037	5,800	63
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2028	100	(3)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	300	18
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	5,100	133

						$280

(d) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(1)
U.S. Treasury Bonds	4.500%	02/15/2036	$180	$183	$185
U.S. Treasury Bonds	4.750%	02/15/2037	200	211	209

				$394	$394

(1)	Market value includes $3,655 of interest payable on short sales.

(e) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	395	01/2008	$2	$(1)	$1
Sell		198	01/2008	0	(4)	(4)
Buy		198	02/2008	4	0	4
Buy	BRL	418	03/2008	18	0	18
Buy		374	07/2008	4	0	4
Buy	CNY	121	07/2008	0	0	0
Buy	EUR	28	01/2008	0	0	0
Sell	GBP	410	01/2008	10	0	10
Buy	JPY	38,160	02/2008	2	0	2
Buy	KRW	342,779	05/2008	0	(4)	(4)
Buy		73,504	08/2008	0	(2)	(2)
Buy	MXN	1,932	03/2008	4	0	4
Buy		2,201	07/2008	2	(1)	1
Buy	PLN	214	01/2008	7	0	7
Buy		970	07/2008	30	0	30
Buy	RUB	5,381	01/2008	7	0	7
Sell		5,381	01/2008	0	0	0
Buy		2,012	07/2008	2	0	2
Buy		8,373	11/2008	1	0	1
Buy	SGD	610	05/2008	5	0	5

				$98	$(12)	$86

See accompanying notes

Schedule of Investments

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 23.4%
Banking & Finance 18.9%
American Express Bank FSB
6.000% due 09/13/2017		$200	$200
American Express Centurion Bank
6.000% due 09/13/2017		200	200
American International Group, Inc.
5.850% due 01/16/2018		200	202
Barclays Bank PLC
5.450% due 09/12/2012		200	205
6.050% due 12/04/2017		700	707
Capital One Financial Corp.
6.750% due 09/15/2017		100	96
Citigroup, Inc.
6.125% due 11/21/2017		500	515
Deutsche Bank AG
6.000% due 09/01/2017		200	208
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		100	87
7.800% due 06/01/2012		50	44
General Electric Capital Corp.
6.375% due 11/15/2067		300	309
GMAC LLC
6.625% due 05/15/2012		100	83
7.000% due 02/01/2012		100	85
Goldman Sachs Group, Inc.
4.974% due 12/22/2008		100	100
6.750% due 10/01/2037		300	295
HSBC Finance Corp.
5.240% due 10/21/2009		100	100
JPMorgan Chase & Co.
4.908% due 06/26/2009		100	100
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		200	204
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		100	102
Rabobank Nederland
5.262% due 01/15/2009		100	100
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		100	103
Santander U.S. Debt S.A. Unipersonal
4.925% due 02/06/2009		100	100
5.201% due 11/20/2009		100	99
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		100	102

			4,346

Industrials 2.2%
International Business Machines Corp.
5.700% due 09/14/2017		100	103
Kraft Foods, Inc.
6.125% due 02/01/2018		200	202
Omnicom Group, Inc.
5.900% due 04/15/2016		100	102
Xerox Capital Trust I
8.000% due 02/01/2027		100	100

			507

Utilities 2.3%
BellSouth Corp.
4.969% due 08/15/2008		200	200
Embarq Corp.
6.738% due 06/01/2013		200	207
NRG Energy, Inc.
7.375% due 02/01/2016		100	98

			505

Total Corporate Bonds & Notes (Cost $5,310)			5,358

MUNICIPAL BONDS & NOTES 0.9%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		200	208

Total Municipal Bonds & Notes (Cost $208)			208

U.S. GOVERNMENT AGENCIES 120.9%
Fannie Mae
4.000% due 08/01/2013		79	78
4.186% due 11/01/2034		57	58
4.539% due 08/01/2035		52	53
4.633% due 10/01/2035		65	65
4.689% due 10/01/2035		58	59
4.710% due 09/01/2035		85	85
4.721% due 10/01/2035		62	62
4.850% due 02/01/2034		35	35
4.911% due 12/01/2035		131	131
5.000% due 01/01/2020 - 02/01/2038		1,592	1,568
5.215% due 05/25/2042 - 09/25/2042		138	136
5.389% due 07/01/2032		17	18
5.500% due 05/25/2027 - 01/01/2038		3,309	3,308
5.500% due 12/01/2036 - 01/01/2038 (d)		12,065	12,053
5.875% due 11/25/2023		74	75
6.000% due 03/25/2031 - 02/01/2037		1,261	1,281
6.063% due 10/01/2044		119	119
6.064% due 09/01/2044		117	118
Freddie Mac
3.500% due 01/15/2023		152	151
4.746% due 09/01/2035		72	72
5.000% due 12/15/2015 - 08/15/2020		1,046	1,051
5.228% due 10/15/2020		28	28
5.500% due 08/15/2030 - 01/01/2038		6,037	6,025
5.500% due 10/01/2035 - 04/01/2037 (d)		1,141	1,139

Total U.S. Government Agencies (Cost $27,541)			27,768

U.S. TREASURY OBLIGATIONS 10.3%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011		212	221
U.S. Treasury Bonds
4.750% due 08/15/2017		600	634
5.000% due 05/15/2037		500	544
8.125% due 08/15/2019		100	135
8.875% due 08/15/2017		600	826

Total U.S. Treasury Obligations (Cost $2,342)			2,360

MORTGAGE-BACKED SECURITIES 10.5%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		124	123
4.625% due 10/25/2035		157	155
Bear Stearns Alt-A Trust
5.811% due 11/25/2036		76	75
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		233	232
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		39	39
5.025% due 02/25/2047		80	75
5.145% due 02/25/2037		73	68
5.159% due 03/20/2046		62	59
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		74	74
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.955% due 08/25/2037		87	87
Downey Savings & Loan Association Mortgage Loan Trust
7.053% due 07/19/2044		14	14
GS Mortgage Securities Corp. II
5.352% due 06/06/2020		1	1
GSR Mortgage Loan Trust
5.500% due 11/25/2035		47	47
Harborview Mortgage Loan Trust
5.205% due 03/19/2037		66	62
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		34	34
Mellon Residential Funding Corp.
5.378% due 11/15/2031		82	78
5.468% due 12/15/2030		62	61
Morgan Stanley Capital I
5.088% due 10/15/2020		55	54
Structured Adjustable Rate Mortgage Loan Trust
6.188% due 01/25/2035		37	36
Structured Asset Mortgage Investments, Inc.
4.935% due 08/25/2036		85	85
5.085% due 05/25/2036		80	76
5.145% due 02/25/2036		70	67
Structured Asset Securities Corp.
4.080% due 06/25/2033		90	89
5.000% due 12/25/2034		93	92
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		70	69
Washington Mutual, Inc.
5.518% due 01/25/2047		82	78
5.768% due 06/25/2046		124	119
5.883% due 07/25/2046		133	127
5.883% due 08/25/2046		150	145
6.059% due 05/25/2041		22	22
Wells Fargo Mortgage-Backed Securities Trust
5.242% due 04/25/2036		70	70

Total Mortgage-Backed Securities (Cost $2,460)			2,413

ASSET-BACKED SECURITIES 13.1%
ACE Securities Corp.
4.935% due 12/25/2035		6	6
4.945% due 02/25/2036		9	9
5.015% due 12/25/2035		100	98
Argent Securities, Inc.
4.905% due 06/25/2036		23	23
4.945% due 03/25/2036		5	5
Asset-Backed Funding Certificates
4.925% due 01/25/2037		61	60
Carrington Mortgage Loan Trust
4.915% due 01/25/2037		63	62
4.965% due 06/25/2037		256	251
Centex Home Equity
4.915% due 06/25/2036		19	19
Citigroup Mortgage Loan Trust, Inc.
4.925% due 05/25/2037		176	168
4.935% due 08/25/2036		44	44
Countrywide Asset-Backed Certificates
4.895% due 01/25/2046		69	68
4.915% due 01/25/2037		57	56
4.915% due 05/25/2037		210	205
4.995% due 07/25/2036		4	4
5.025% due 02/25/2036		18	18
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		73	70
CSAB Mortgage-Backed Trust
4.965% due 06/25/2036		42	42
First NLC Trust
4.935% due 08/25/2037		91	89
GSAMP Trust
4.935% due 01/25/2036		10	9
4.955% due 11/25/2035		20	19
GSR Mortgage Loan Trust
4.965% due 11/25/2030		7	7
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		43	42
5.299% due 09/20/2033		18	16
Home Equity Asset Trust
4.945% due 05/25/2036		16	16
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		73	70
4.925% due 05/25/2037		92	88
4.945% due 12/25/2035		14	15
Indymac Residential Asset-Backed Trust
4.925% due 04/25/2037		63	62
4.955% due 03/25/2036		5	5
4.995% due 04/25/2037		73	70
JPMorgan Mortgage Acquisition Corp.
4.905% due 08/25/2036		68	67
4.915% due 10/25/2036		68	67
4.925% due 04/01/2037		86	82
4.945% due 03/25/2037		77	74
Lehman XS Trust
4.945% due 07/25/2046		58	57
4.955% due 05/25/2046		30	30
Long Beach Mortgage Loan Trust
4.925% due 05/25/2046		8	8
4.955% due 01/25/2046		15	15
5.145% due 10/25/2034		9	9
MASTR Asset-Backed Securities Trust
4.925% due 11/25/2036		64	62
4.945% due 05/25/2037		75	74
Merrill Lynch Mortgage Investors, Inc.
4.935% due 08/25/2036		34	34
Morgan Stanley ABS Capital I
4.905% due 07/25/2036		83	82
Nelnet Student Loan Trust
5.182% due 09/25/2012		40	40
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		24	24
Securitized Asset-Backed Receivables LLC Trust
4.995% due 05/25/2037		88	87
SLC Student Loan Trust
4.849% due 02/15/2015		82	82
SLM Student Loan Trust
5.084% due 10/25/2016		94	94
Soundview Home Equity Loan Trust
4.945% due 01/25/2037		55	54
4.945% due 06/25/2037		81	80
Structured Asset Securities Corp.
4.900% due 04/25/2035		50	49
USAA Auto Owner Trust
5.337% due 07/11/2008		36	36
Wachovia Auto Owner Trust
5.340% due 07/18/2008		34	34
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		61	60

Total Asset-Backed Securities (Cost $3,084)			3,017

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13
Panama Government International Bond
9.625% due 02/08/2011		8	9

Total Sovereign Issues (Cost $21)			22

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	201

Total Foreign Currency-Denominated Issues (Cost $200)			201

		Shares
PREFERRED STOCKS 0.5%
Fannie Mae
8.250% due 12/31/2049		3,000	77
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		44	44

Total Preferred Stocks (Cost $120)			121

EXCHANGE-TRADED FUNDS 2.0%
iShares MSCI Hong Kong Index Fund		7,509	165
iShares MSCI Malaysia Index Fund		1,317	17
iShares MSCI Singapore Index Fund		835	12
iShares MSCI South Korea Index Fund		822	53
iShares MSCI Taiwan Index Fund		14,392	215

Total Exchange-Traded Funds (Cost $329)			462

SHORT-TERM INSTRUMENTS 0.6%
U.S. Treasury Bills 0.6%
2.941% due 02/28/2008 - 03/13/2008 (a)(e)		$150	149

Total Short-Term Instruments (Cost $149)			149

Purchased Options (g) 0.6% (Cost $61)			131
Total Investments 183.9% (Cost $41,825)			$42,211
Written Options (h) (0.6%) (Premiums $83)			(138)
Other Assets and Liabilities (Net) (83.3%)			(19,114)

Net Assets (c) 100.0%			$22,959

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $119 and derivative instruments with an aggregate depreciation of ($117) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) The average amount of borrowings outstanding during the period ended December 31, 2007 was $8,061 at a weighted average interest rate of 4.880%. On December 31, 2007, securities valued at $12,691 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $149 and cash of $300 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	5	$0
90-Day Euribor March Futures	Long	03/2008	11	(7)
90-Day Euribor September Futures	Long	09/2008	8	(2)
90-Day Eurodollar December Futures	Long	12/2008	55	137
90-Day Eurodollar June Futures	Long	06/2008	4	6
90-Day Eurodollar March Futures	Long	03/2009	33	111
90-Day Eurodollar September Futures	Long	09/2008	6	15
Euro-Bobl March Futures	Short	03/2008	3	6
Euro-Bobl March Futures Call Options Strike @ EUR 113.500	Long	03/2008	3	0
Euro-Bund 10-Year Bond March Futures	Long	03/2008	4	(12)
Euro-Bund March Futures Put Options Strike @ EUR 104.000	Long	03/2008	4	0
Euro-Schatz March Futures	Short	03/2008	15	14
Euro-Schatz March Futures Call Options Strike @ EUR 105.500	Long	03/2008	15	0
U.S. Treasury 2-Year Note March Futures	Short	03/2008	18	(11)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	17	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16	30
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	27	28
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	5	9
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	6
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	7	14
United Kingdom Government 10-Year Bond March Futures	Short	03/2008	2	0

				$334

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%)	12/20/2012	$100	$1
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%	09/20/2008	100	0
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%	09/20/2008	100	(1)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	100	0
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	100	0
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	100	1
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017	100	(1)

						$0

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.483%	06/20/2012	$100	$(1)
Credit Suisse USA, Inc.	Dow Jones CDX N.A. HV9 Index	Sell	1.400%	12/20/2012	200	(3)
Credit Suisse USA, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	100	4
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	100	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%)	12/20/2012	300	9
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.458%	12/20/2015	200	(8)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%)	06/20/2012	600	0

						$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	100	$(1)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,700	(5)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		1,200	(15)
Lehman Brothers, Inc.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,900	(4)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		600	(6)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		100	(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	1,000	(20)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		500	(2)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		800	(33)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		2,800	(53)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,200	(9)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	11
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012		500	10
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		900	(7)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		490	0
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		1,900	(6)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		310	0
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	5.000%	09/20/2017	GBP	100	(6)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		100	10
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		500	(11)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		100	4
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	2,000	(1)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		400	(1)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		2,000	(1)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		700	(1)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		$400	4
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		3,100	4
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		1,100	3
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		1,900	13
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		400	(10)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		700	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2015		800	0
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.000%	06/18/2013		1,000	(9)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		500	(11)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		900	(1)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		1,400	2
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		800	3
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		900	(14)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,300	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		100	3
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2015		900	13
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		3,200	32
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		3,600	59

							$(55)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Long	iShares MSCI Hong Kong Index	1-Month USD-LIBOR less 0.250%	11/15/2008	406,280	$648
Goldman Sachs & Co.	Short	iShares MSCI Hong Kong Index	1-Month USD-LIBOR less 0.250%	11/15/2008	114,517	(182)
Goldman Sachs & Co.	Long	iShares MSCI Malaysia Index	1-Month USD-LIBOR less 0.250%	11/15/2008	227,883	170
Goldman Sachs & Co.	Short	iShares MSCI Malaysia Index	1-Month USD-LIBOR less 0.250%	11/15/2008	71,838	(53)
Goldman Sachs & Co.	Long	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2008	307,892	278
Goldman Sachs & Co.	Short	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2008	93,434	(85)
Goldman Sachs & Co.	Long	iShares MSCI South Korea Index	1-Month USD-LIBOR less 0.250%	11/15/2008	141,474	455
Goldman Sachs & Co.	Short	iShares MSCI South Korea Index	1-Month USD-LIBOR less 0.250%	11/15/2008	42,024	(135)
Goldman Sachs & Co.	Long	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	420,002	651
Goldman Sachs & Co.	Short	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	143,336	(223)

						$1,524

(g) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$135.000	02/22/2008	33	$1	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.000	02/22/2008	11	0	0
Call - CBOT U.S. Treasury 2-Year Note March Futures	114.000	02/22/2008	16	0	0
Call - CBOT U.S. Treasury 2-Year Note March Futures	117.500	02/22/2008	10	0	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	122.000	02/22/2008	17	1	0
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	6	5	8
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	02/22/2008	11	0	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	100.000	02/22/2008	5	0	0

				$7	$9

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	2,300	$12	$10
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008		$600	5	12
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		700	2	15
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		2,300	20	55
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		300	1	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		600	2	14

								$42	$112

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY121.000	01/18/2008	$100	$1	$0
Call - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	100	5	5
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	100	4	5

				$10	$10

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 02/01/2038	$86.594	02/05/2008	$3,000	$0	$0
Put - OTC Fannie Mae 5.500% due 03/01/2038	89.000	03/05/2008	5,900	1	0
Put - OTC Fannie Mae 6.000% due 03/01/2038	90.500	03/05/2008	5,000	1	0
Put - OTC Fannie Mae 6.000% due 03/01/2038	91.000	03/05/2008	2,000	0	0
Put - OTC Freddie Mac 5.500% due 01/01/2038	85.000	01/07/2008	3,200	0	0
Put - OTC Freddie Mac 5.500% due 03/01/2038	85.500	03/05/2008	1,600	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	97.000	03/28/2008	200	0	0

				$2	$0

(h) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	11	$4	$31
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.000	02/22/2008	5	4	9
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	11	7	5
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	5	3	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	11	5	0

				$23	$46

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	700	$10	$8
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		$1,000	12	6
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,000	13	6
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		300	2	11
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		1,000	20	48
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		100	1	4
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		200	2	9

								$60	$92

(i) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2038	$2,000	$1,943	$1,952
Fannie Mae	5.500%	01/01/2038	12,000	11,970	11,987
U.S. Treasury Bonds	3.625%	10/31/2009	6,600	6,659	6,720
U.S. Treasury Bonds	4.000%	09/30/2009	1,000	1,016	1,026
U.S. Treasury Bonds	4.250%	11/15/2017	1,100	1,110	1,128
U.S. Treasury Bonds	4.750%	08/15/2017	1,300	1,349	1,400
U.S. Treasury Bonds	4.750%	02/15/2037	1,100	1,138	1,173
U.S. Treasury Notes	4.125%	08/31/2012	200	205	209
U.S. Treasury Notes	4.250%	11/15/2013	300	307	313
U.S. Treasury Notes	4.500%	05/15/2017	600	610	626
U.S. Treasury Notes	4.750%	05/15/2014	200	211	215

				$26,518	$26,749

(2)	Market value includes $131 of interest payable on short sales

(j) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	155	01/2008	$0	$(1)	$(1)
Buy	BRL	1,014	03/2008	32	(4)	28
Sell		352	03/2008	1	(11)	(10)
Buy		2,114	07/2008	81	0	81
Sell		68	07/2008	0	0	0
Buy	CNY	3,234	01/2008	6	0	6
Sell		3,234	01/2008	0	(6)	(6)
Buy		1,276	07/2008	5	0	5
Sell		1,276	07/2008	0	(1)	(1)
Buy		823	10/2008	0	0	0
Sell		823	10/2008	0	(1)	(1)
Sell	EUR	145	01/2008	0	0	0
Sell	GBP	497	01/2008	13	0	13
Buy	HKD	54,872	01/2008	1	(3)	(2)
Sell		103,668	01/2008	59	0	59
Buy	KRW	5,398,491	05/2008	4	(43)	(39)
Sell		11,235,480	05/2008	174	(1)	173
Buy	MXN	2,682	03/2008	4	(1)	3
Sell		386	03/2008	0	0	0
Buy		1,390	07/2008	1	0	1
Sell	MYR	6,836	08/2008	0	(64)	(64)
Sell	NZD	48	01/2008	0	(1)	(1)
Sell		48	02/2008	0	0	0
Buy	PLN	165	07/2008	7	0	7
Buy	RUB	1,744	01/2008	2	0	2
Sell		1,744	01/2008	0	0	0
Buy		6,060	07/2008	6	0	6
Buy		1,744	11/2008	0	0	0
Buy	SGD	187	02/2008	0	0	0
Buy		3,247	05/2008	13	(1)	12
Sell		7,684	05/2008	1	(36)	(35)
Buy	TWD	118,117	01/2008	8	(9)	(1)
Sell		268,204	01/2008	38	0	38

				$456	$(183)	$273

See accompanying notes

Schedule of Investments

Floating Income Fund

December 31, 2007 (Unaudited)

		Principal Amount (000s	)	Value (000s )
BANK LOAN OBLIGATIONS 5.6%
AES Corp.
7.000% due 04/30/2008		$1,000		$991
7.190% due 08/10/2011		1,000		991
8.390% due 04/30/2010		9,835		9,743
8.540% due 04/30/2010		5,165		5,126
Allied Waste North America, Inc.
4.600% due 03/28/2014		966		926
6.150% due 03/28/2014		107		102
6.360% due 03/28/2014		61		59
6.420% due 03/28/2014		58		56
6.480% due 03/28/2014		349		335
6.500% due 03/28/2014		582		559
6.880% due 03/28/2014		408		391
Appleton Papers, Inc.
6.293% due 05/21/2014		333		315
6.580% due 05/21/2014		331		313
6.648% due 05/21/2014		333		315
Aramark Corp.
5.198% due 01/26/2014		164		157
6.830% due 01/26/2014		2,403		2,290
Bausch & Lomb, Inc.
7.000% due 10/26/2015		400		399
8.080% due 10/26/2015		1,600		1,596
Biomet, Inc.
7.776% due 03/25/2015		5,000		4,953
Boc Group, Inc.
7.081% due 05/31/2014		2,494		2,251
Celanese Corp.
6.479% due 04/02/2014		4,975		4,810
Centennial Cellular Operating Co. LLC
6.830% due 02/09/2011		420		410
7.081% due 01/20/2011		66		65
Centennial Communications Corp.
6.830% due 02/09/2011		437		427
Community Health Corp.
7.331% due 07/25/2014		1,404		1,353
Community Health Systems, Inc.
4.000% due 07/02/2014		93		89
7.072% due 07/02/2014		3		3
Cooper-Standard Automotive, Inc.
7.375% due 12/31/2011		1,990		1,933
Covanta Energy Corp.
4.602% due 02/07/2014		1,649		1,574
6.250% due 02/07/2014		1,014		968
6.438% due 02/09/2014		1,289		1,230
7.062% due 02/07/2014		1,031		984
CSC Holdings, Inc.
6.595% due 02/24/2013		3,965		3,754
Daimler Finance North America LLC
9.000% due 08/03/2012		9,975		9,617
DaVita, Inc.
6.230% due 10/05/2012		545		527
6.350% due 10/05/2012		786		759
6.490% due 10/05/2012		53		51
6.520% due 10/05/2012		80		77
6.730% due 10/05/2012		262		253
6.750% due 10/05/2012		90		87
Dex Media West LLC
6.330% due 09/09/2010		78		76
6.520% due 09/09/2010		962		940
6.640% due 09/09/2010		481		470
6.650% due 09/09/2010		721		705
Dobson Communications Corp.
7.240% due 03/14/2014		717		713
7.240% due 03/15/2014		4,258		4,239
Energy Transfer Equity LP
6.648% due 11/01/2012		5,000		4,912
FCI Connectors
6.224% due 03/09/2013		2,472		2,369
Ford Motor Co.
8.000% due 12/15/2013		6,908		6,409
Freescale Semiconductor, Inc.
6.381% due 12/01/2013		2,970		2,759
Georgia-Pacific Corp.
6.580% due 12/20/2012		465		444
6.831% due 12/20/2012		570		544
6.896% due 12/20/2012		4,845		4,624
Goodyear Tire & Rubber Co.
6.430% due 04/20/2014		3,000		2,823
Hanesbrands, Inc.
6.606% due 10/15/2013		160		156
6.815% due 10/15/2013		1,446		1,413
Hawaiian Telcom Communications, Inc.
7.080% due 06/01/2014		2,992		2,823
HCA, Inc.
6.330% due 11/16/2012		969		922
7.080% due 11/16/2013		5,935		5,727
Headwaters, Inc.
6.790% due 04/30/2011		587		566
Health Management Associates, Inc.
6.580% due 02/28/2014		3,928		3,675
6.595% due 02/28/2014		52		49
HealthSouth Corp.
7.345% due 02/02/2013		11		10
7.750% due 03/10/2013		1,466		1,404
Hercules, Inc.
6.714% due 10/08/2010		394		393
Hertz Corp.
4.910% due 12/21/2012		1		1
6.890% due 12/21/2012		1		1
6.920% due 12/21/2012		1		1
Idearc, Inc.
6.830% due 11/17/2014		4,948		4,720
Ineos Group Holdings PLC
7.357% due 10/07/2013		2,205		2,133
7.451% due 10/07/2013		22		22
7.857% due 10/07/2014		2,205		2,143
7.951% due 10/07/2014		22		22
Jarden Corp.
6.580% due 01/24/2012		3,277		3,170
Kinder Morgan, Inc.
6.350% due 05/24/2014		4,461		4,440
Las Vegas Sands Corp.
3.000% due 05/15/2014		1,000		940
6.580% due 05/23/2014		4,000		3,762
Lukoil Finance Ltd.
5.545% due 01/11/2009		4,830		4,805
Mediacom Communications Corp.
6.690% due 02/28/2014		1,985		1,841
Metro-Goldwyn-Mayer, Inc.
8.108% due 04/08/2012		5,910		5,491
Nortek, Inc.
7.100% due 08/27/2011		1,945		1,813
NRG Energy, Inc.
6.848% due 02/01/2013		874		836
OAO Rosneft Oil Co.
5.505% due 09/17/2009		3,710		3,617
Orbitz Worldwide, Inc.
7.830% due 07/20/2014		3,000		2,842
PanAmSat Corp.
6.600% due 07/03/2012		713		700
6.600% due 01/03/2014		1,631		1,604
Penn National Gaming, Inc.
6.580% due 05/26/2012		30		30
6.600% due 05/26/2012		310		306
6.650% due 05/26/2012		855		846
6.760% due 05/26/2012		1,745		1,727
Reliant Energy, Inc.
4.511% due 06/12/2014		1,600		1,511
4.511% due 06/13/2014		400		378
Renal Advantage, Inc.
8.098% due 10/06/2012		3,960		3,796
Rental Service Corp.
6.400% due 11/21/2013		3,840		3,782
6.580% due 11/21/2013		120		118
RH Donnelley Corp.
6.590% due 06/30/2011		3		3
7.010% due 09/09/2010		240		233
RH Donnelley, Inc.
6.460% due 06/30/2011		56		54
6.500% due 06/30/2011		13		12
6.520% due 06/30/2011		6		6
6.590% due 06/30/2011		41		40
6.630% due 09/09/2010		41		40
6.660% due 06/30/2011		6		6
6.700% due 09/09/2010		481		471
6.710% due 06/30/2011		5		5
Roundy’s Supermarket, Inc.
7.910% due 10/27/2011		3,901		3,834
7.990% due 10/27/2011		10		10
SandRidge Energy, Inc.
8.354% due 04/01/2014		4,775		4,727
Shackleton Re Ltd.
12.875% due 08/01/2008		2,000		1,990
13.000% due 08/01/2008		500		498
SLM Corp.
1.000% due 02/16/2008		3,000		2,989
Smurfit-Stone Container Enterprises, Inc.
5.393% due 11/01/2010		87		86
6.688% due 11/01/2010		44		43
6.875% due 11/01/2011		42		42
7.125% due 11/01/2011		215		211
Telesat Canada
9.000% due 10/31/2008		5,700		5,444
10.500% due 10/31/2008		4,300		4,106
Thompson Learning, Inc.
7.600% due 06/27/2014		6,000		5,688
Travelport
7.080% due 08/23/2013		2,669		2,541
Tribune Co.
7.910% due 05/30/2014		3,741		3,194
TXU Technology
8.396% due 10/10/2014		6,600		6,491
VNU/Nielson Finance LLC
7.146% due 08/09/2013		1,975		1,877
Warner Chilcott Corp.
6.830% due 01/18/2012		847		822
6.845% due 01/18/2012		174		169
7.360% due 01/18/2012		290		282
Wimar Landco LLC
7.095% due 07/03/2008		5,000		4,908
WMG Acquisition Corp.
7.015% due 02/28/2011		505		484
7.092% due 02/28/2011		361		346
7.151% due 02/28/2011		139		133
7.541% due 02/28/2011		930		891
Xerium Technologies, Inc.
7.580% due 05/18/2012		1,342		1,243

Total Bank Loan Obligations (Cost $229,412)				221,321

CORPORATE BONDS & NOTES 49.6%
Banking & Finance 30.3%
American Express Bank FSB
4.956% due 06/22/2009		2,400		2,393
5.252% due 06/12/2009		16,500		16,447
American Express Centurion Bank
4.956% due 09/22/2009		2,500		2,489
5.188% due 12/17/2009		3,035		3,006
5.250% due 05/07/2008		3,500		3,497
American Express Credit Corp.
5.025% due 05/19/2009		4,950		4,889
American Honda Finance Corp.
4.868% due 08/05/2008		2,400		2,399
5.206% due 03/09/2009		2,000		2,001
American International Group, Inc.
4.884% due 06/23/2008		6,400		6,404
5.319% due 10/18/2011		12,800		12,494
ANZ National International Ltd.
4.938% due 08/07/2009		2,500		2,494
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		500		497
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		2,630		2,561
Banco Santander Chile
5.496% due 12/09/2009		5,500		5,489
Bank of America Corp.
4.852% due 09/25/2009		11,000		10,978
4.875% due 11/06/2009		3,300		3,290
Bank of America N.A.
4.966% due 12/18/2008		12,900		12,894
5.132% due 06/12/2009		17,600		17,566
5.271% due 06/15/2016		12,000		11,733
Bank of Scotland PLC
5.028% due 07/17/2008		2,000		1,999
5.206% due 12/08/2010		35,000		34,881
Bear Stearns Cos., Inc.
4.920% due 03/30/2009		24,300		23,691
5.190% due 01/31/2011		7,500		6,776
5.416% due 09/09/2009		1,680		1,615
6.950% due 08/10/2012		10,000		10,292
BHP Billiton Finance Ltd.
4.872% due 03/27/2009		2,500		2,466
C5 Capital SPV Ltd.
6.196% due 12/31/2049		500		495
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,400		4,063
Calabash Re II Ltd.
15.891% due 01/08/2010		3,000		3,145
CIT Group Holdings, Inc.
5.134% due 01/30/2009		24,850		23,351
CIT Group, Inc.
5.019% due 08/15/2008		2,000		1,985
Citigroup, Inc.
4.872% due 12/28/2009		10,000		9,822
Colvis Finance Ltd.
8.000% due 02/02/2009		10,700		10,709
Credit Agricole S.A.
5.053% due 05/28/2009		5,000		5,004
5.103% due 05/28/2010		28,000		28,011
Credit Suisse USA, Inc.
5.498% due 04/12/2013		20,000		19,802
DBS Bank Ltd.
5.098% due 05/16/2017		11,000		10,469
DnB NORBank ASA
5.312% due 10/13/2009		5,800		5,805
East Lane Re Ltd.
11.911% due 05/06/2011		2,000		2,010
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,300		1,340
Export-Import Bank of Korea
4.125% due 02/10/2009		3,149		3,117
5.118% due 11/16/2010		7,500		7,525
5.214% due 06/01/2009		25,000		25,048
Ford Motor Credit Co. LLC
4.950% due 01/15/2008		2,000		1,999
5.800% due 01/12/2009		5,200		4,937
6.812% due 01/15/2010		2,500		2,278
7.375% due 10/28/2009		5,000		4,708
7.875% due 06/15/2010		5,500		5,077
7.992% due 01/13/2012		5,000		4,203
Foundation Re II Ltd.
11.655% due 11/26/2010		3,700		3,836
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		7,000		7,034
General Electric Capital Corp.
5.031% due 03/16/2009		3,000		3,000
5.084% due 04/30/2009		1,500		1,500
5.091% due 06/15/2009		2,000		1,999
5.095% due 10/26/2009		4,700		4,690
5.162% due 11/21/2011		4,500		4,445
5.171% due 03/04/2008		2,500		2,502
5.181% due 07/27/2012		34,800		34,669
5.250% due 10/19/2012		2,225		2,278
5.251% due 09/15/2014		450		441
Genworth Global Funding Trusts
5.051% due 02/10/2009		2,400		2,377
GMAC LLC
6.034% due 09/23/2008		1,600		1,546
6.119% due 05/15/2009		1,000		932
7.000% due 02/01/2012		6,055		5,142
Goldman Sachs Group, Inc.
4.924% due 12/23/2008		8,500		8,477
4.958% due 11/16/2009		9,000		8,839
4.969% due 11/10/2008		4,000		3,992
4.974% due 12/22/2008		13,700		13,665
4.974% due 06/23/2009		4,700		4,626
5.108% due 11/16/2009		1,500		1,477
5.111% due 07/29/2008		6,300		6,293
5.324% due 03/02/2010		2,500		2,470
5.481% due 07/23/2009		4,135		4,133
5.643% due 10/07/2011		2,000		1,965
HCP, Inc.
6.000% due 01/30/2017		5,000		4,717
Hexion U.S. Finance Corp.
9.369% due 11/15/2014		3,000		3,075
9.750% due 11/15/2014		2,000		2,170
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		8,075		8,115
HSBC Finance Corp.
4.982% due 05/21/2008		6,300		6,300
5.121% due 09/15/2008		8,380		8,377
5.137% due 05/10/2010		10,000		9,751
5.158% due 11/16/2009		7,000		6,895
5.212% due 03/12/2010		4,900		4,808
5.240% due 10/21/2009		6,400		6,372
5.281% due 12/05/2008		4,000		3,991
ICICI Bank Ltd.
5.788% due 01/12/2010		8,500		8,394
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		2,100		2,109
Intergas Finance BV
6.375% due 05/14/2017		7,000		6,300
6.875% due 11/04/2011		900		873
International Lease Finance Corp.
5.250% due 05/24/2010		10,000		9,869
5.561% due 07/11/2011		25,000		24,233
5.642% due 01/15/2010		4,500		4,500
John Deere Capital Corp.
5.038% due 09/25/2008		19,300		19,309
5.292% due 04/15/2008		5,300		5,303
JPMorgan Chase & Co.
5.105% due 02/22/2012		10,000		9,827
5.384% due 01/17/2011		7,000		6,937
5.419% due 10/02/2009		10,000		9,946
Lehman Brothers Holdings, Inc.
4.905% due 11/24/2008		2,000		1,969
4.934% due 12/23/2008		11,600		11,405
4.978% due 11/16/2009		7,000		6,822
5.082% due 08/21/2009		15,000		14,582
5.241% due 01/23/2009		4,400		4,315
5.270% due 10/22/2008		6,700		6,653
Longpoint Re Ltd.
10.241% due 05/08/2010		3,100		3,182
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		2,250		2,306
10.375% due 10/15/2017 (b)		2,250		2,256
11.625% due 10/15/2017		3,000		2,970
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (k)		15,800		15,485
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008		4,900		4,836
4.960% due 08/14/2009		12,000		11,748
5.074% due 01/30/2009		4,900		4,868
5.191% due 10/23/2008		4,300		4,243
6.050% due 08/15/2012		11,000		11,222
Metropolitan Life Global Funding I
4.945% due 05/17/2010		2,650		2,632
Mirage Resorts, Inc.
6.750% due 02/01/2008		1,500		1,508
Morgan Stanley
4.925% due 05/07/2009		7,500		7,410
4.972% due 11/21/2008		5,500		5,461
5.006% due 02/09/2009		4,500		4,446
5.334% due 01/18/2008		2,000		2,000
5.420% due 01/22/2009		10,500		10,387
5.459% due 01/18/2011		5,000		4,843
5.522% due 01/15/2010		3,500		3,457
5.950% due 12/28/2017		2,900		2,903
Mystic Re Ltd.
11.381% due 12/05/2008		2,500		2,530
14.081% due 12/05/2008		1,900		1,935
15.081% due 06/07/2011		2,000		2,107
National Australia Bank Ltd.
4.980% due 08/19/2009		5,000		4,991
5.091% due 06/15/2011		10,000		9,963
5.181% due 09/11/2009		10,400		10,393
5.231% due 10/01/2008		2,000		1,998
Osiris Capital PLC
10.242% due 01/15/2010		2,000		2,025
Pemex Finance Ltd.
9.690% due 08/15/2009		455		469
Petroleum Export Ltd.
4.623% due 06/15/2010		3,889		3,830
5.265% due 06/15/2011		4,906		4,875
Petroleum Export Ltd. II
6.340% due 06/20/2011		2,399		2,420
RBS Capital Trust III
5.512% due 09/29/2049		3,700		3,406
Redwood Capital IX Ltd.
11.993% due 01/09/2008		4,100		4,095
Residential Reinsurance 2005 Ltd.
10.574% due 06/06/2008		3,700		3,701
Residential Reinsurance 2007 Ltd.
11.124% due 06/07/2010		3,500		3,593
12.374% due 06/07/2010		9,900		10,221
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		4,000		4,278
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		14,000		14,269
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		15,600		15,670
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		1,100		1,096
5.201% due 11/20/2009		7,000		6,917
Shackleton Re Ltd.
12.960% due 02/07/2008		500		502
Sistema Finance S.A.
10.250% due 04/14/2008		1,500		1,513
SLM Corp.
5.164% due 01/25/2008		9,000		8,989
5.224% due 07/27/2009		21,250		19,997
5.284% due 01/26/2009		5,700		5,507
5.294% due 07/25/2008		500		490
TNK-BP Finance S.A.
6.625% due 03/20/2017		800		732
7.500% due 03/13/2013		10,300		10,326
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,500		5,538
UBS AG
5.141% due 07/23/2009		5,000		4,997
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500		1,491
UBS Preferred Funding Trust I
8.622% due 10/29/2049		18,250		19,678
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		7,900		7,886
Universal City Florida Holding Co. I
9.661% due 05/01/2010		3,200		3,216
Ventas Realty LP
6.750% due 06/01/2010		3,000		3,038
8.750% due 05/01/2009		5,758		5,931
Vita Capital III Ltd.
6.331% due 01/01/2011		9,300		9,186
VTB Capital S.A.
5.494% due 08/01/2008		28,900		28,570
6.609% due 10/31/2012		3,500		3,453
Wachovia Bank N.A.
4.924% due 03/23/2009		22,500		22,454
Wachovia Corp.
5.034% due 10/28/2008		2,000		1,995
5.111% due 03/15/2011		5,000		4,911
5.372% due 10/15/2011		8,700		8,514
Wells Fargo & Co.
5.091% due 09/15/2009		10,000		9,935
5.250% due 10/23/2012		17,930		18,247
Wells Fargo Capital X
5.950% due 12/15/2036		1,700		1,592
Westpac Banking Corp.
5.212% due 06/06/2008		7,800		7,797
World Savings Bank FSB
4.976% due 06/20/2008		2,000		2,002
5.249% due 03/02/2009		5,800		5,819

				1,187,640

Industrials 13.7%
AbitibiBowater, Inc.
7.991% due 03/15/2010		2,500		2,191
9.000% due 08/01/2009		3,000		2,925
Abitibi-Consolidated Co. of Canada
5.250% due 06/20/2008		2,800		2,695
8.491% due 06/15/2011		1,550		1,232
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		39,000		44,395
America Movil SAB de C.V.
4.958% due 06/27/2008		35,075		35,075
5.500% due 03/01/2014		875		874
5.625% due 11/15/2017		14,700		14,437
5.750% due 01/15/2015		1,600		1,605
Aramark Corp.
8.411% due 02/01/2015		3,000		2,940
8.500% due 02/01/2015		1,600		1,628
Berry Plastics Holding Corp.
8.866% due 09/15/2014		2,500		2,350
BW Group Ltd.
6.625% due 06/28/2017		1,240		1,301
C8 Capital SPV Ltd.
6.640% due 12/29/2049		9,700		9,223
Cablevision Systems Corp.
9.644% due 04/01/2009		6,600		6,707
Caesars Entertainment, Inc.
7.500% due 09/01/2009		5,000		5,314
8.875% due 09/15/2008		4,500		4,676
Celestica, Inc.
7.875% due 07/01/2011		2,000		1,935
Chemtura Corp.
6.875% due 06/01/2016		1,775		1,677
Citic Resources Finance Ltd.
6.750% due 05/15/2014		1,200		1,128
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		22,300		24,177
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		1,000		1,018
ConocoPhillips Australia Funding Co.
5.343% due 04/09/2009		4,560		4,554
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		800		697
CSC Holdings, Inc.
7.250% due 07/15/2008		2,570		2,580
CSN Islands VII Corp.
10.750% due 09/12/2008		8,786		9,072
CVS Caremark Corp.
5.441% due 06/01/2010		3,800		3,762
Daimler Finance North America LLC
5.328% due 08/03/2009		4,400		4,372
5.541% due 03/13/2009		4,300		4,271
Delta Air Lines, Inc.
7.379% due 05/18/2010		11,005		11,060
Dex Media West LLC
9.875% due 08/15/2013		2,600		2,710
Diageo Finance BV
4.950% due 03/30/2009		2,500		2,505
Dura Operating Corp.
8.625% due 04/15/2012 (a)		500		75
Dynegy Holdings, Inc.
6.875% due 04/01/2011		4,075		3,953
7.500% due 06/01/2015		2,075		1,950
EchoStar DBS Corp.
6.375% due 10/01/2011		7,100		7,033
El Paso Corp.
6.500% due 06/01/2008		5,065		5,113
7.750% due 06/15/2010		650		682
First Data Corp.
9.875% due 09/24/2015		350		326
Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		4,000		4,070
Freescale Semiconductor, Inc.
8.866% due 12/15/2014		15,000		12,825
8.875% due 12/15/2014		1,600		1,436
9.125% due 12/15/2014 (b)		2,400		2,052
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000		1,003
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		2,379		2,354
General Electric Co.
5.186% due 12/09/2008		6,000		6,011
Georgia-Pacific Corp.
7.000% due 01/15/2015		4,650		4,545
Goodyear Tire & Rubber Co.
8.662% due 12/01/2009		3,000		3,038
Hanesbrands, Inc.
8.204% due 12/15/2014		7,000		6,965
HCA, Inc.
7.875% due 02/01/2011		5,000		4,900
9.000% due 12/15/2014		540		523
9.250% due 11/15/2016		360		379
Health Management Associates, Inc.
6.125% due 04/15/2016		2,750		2,398
HJ Heinz Co.
6.428% due 12/01/2008		900		916
Home Depot, Inc.
5.116% due 12/16/2009		2,500		2,450
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		5,000		4,962
JetBlue Airways Corp.
7.969% due 05/15/2010		1,903		1,893
9.241% due 03/15/2008		1,643		1,648
Kansas City Southern Railway
9.500% due 10/01/2008		11,562		11,851
Kohl’s Corp.
6.250% due 12/15/2017		5,000		5,033
Kraft Foods, Inc.
5.387% due 08/11/2010		5,000		4,962
Limited Brands, Inc.
6.900% due 07/15/2017		5,000		4,839
Mandalay Resort Group
9.500% due 08/01/2008		1,100		1,128
Meritor Automotive, Inc.
6.800% due 02/15/2009		1,609		1,565
MGM Mirage
8.375% due 02/01/2011		2,500		2,569
Nalco Co.
7.750% due 11/15/2011		4,805		4,889
8.875% due 11/15/2013		4,030		4,221
Nortel Networks Ltd.
9.492% due 07/15/2011		19,400		19,012
Northwest Airlines, Inc.
7.626% due 10/01/2011		4,242		4,203
Pemex Project Funding Master Trust
5.724% due 12/03/2012		1,200		1,185
6.291% due 06/15/2010		22,000		22,101
7.042% due 10/15/2009		3,600		3,700
8.500% due 02/15/2008		8,270		8,301
Qwest Communications International, Inc.
8.369% due 02/15/2009		2,616		2,629
Reynolds American, Inc.
5.691% due 06/15/2011		9,600		9,368
6.500% due 07/15/2010		10,000		10,288
Roseton
7.270% due 11/08/2010		1,217		1,232
Sanmina-SCI Corp.
7.741% due 06/15/2010		2,709		2,716
Seminole Hard Rock Entertainment, Inc.
7.491% due 03/15/2014		2,000		1,920
Service Corp. International
6.500% due 03/15/2008		825		828
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		3,200		3,202
Spansion, Inc.
8.249% due 06/01/2013		900		814
Sungard Data Systems, Inc.
3.750% due 01/15/2009		5,144		5,015
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		900		853
Tesco PLC
5.500% due 11/15/2017		14,700		14,689
Tesoro Corp.
6.250% due 11/01/2012		4,610		4,633
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		7,000		7,000
6.522% due 04/15/2008		1,000		1,002
Transocean, Inc.
5.341% due 09/05/2008		3,300		3,284
TRW Automotive, Inc.
7.000% due 03/15/2014		3,500		3,238
United Airlines, Inc.
6.071% due 03/01/2013		635		632
6.201% due 09/01/2008		1,420		1,413
Vale Overseas Ltd.
6.250% due 01/23/2017		2,900		2,924
Valero Energy Corp.
6.125% due 06/15/2017		13,405		13,647
Verso Paper Holdings LLC and Verson Paper, Inc.
8.661% due 08/01/2014		6,000		5,880
Walt Disney Co.
5.246% due 09/10/2009		8,500		8,463
Williams Cos., Inc.
6.375% due 10/01/2010		22,250		22,612
Xerox Corp.
5.716% due 12/18/2009		3,000		3,006
XTO Energy, Inc.
7.500% due 04/15/2012		5,873		6,426
Yum! Brands, Inc.
8.875% due 04/15/2011		2,500		2,760

				538,619

Utilities 5.6%
AES Corp.
8.750% due 05/15/2013		9,811		10,289
AES Panama S.A.
6.350% due 12/21/2016		5,000		4,942
AT&T Corp.
7.300% due 11/15/2011		473		513
AT&T, Inc.
4.959% due 05/15/2008		6,000		5,995
BellSouth Corp.
4.240% due 04/26/2021		13,500		13,453
Cincinnati Bell, Inc.
7.250% due 07/15/2013		6,007		6,052
CMS Energy Corp.
6.192% due 01/15/2013		13,400		12,830
Deutsche Telekom International Finance BV
5.064% due 03/23/2009		3,500		3,485
Dominion Resources, Inc.
5.050% due 11/14/2008		2,000		1,996
5.687% due 05/15/2008		2,400		2,405
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		4,600		4,830
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,000		4,963
5.524% due 12/01/2009		7,400		7,354
5.896% due 12/08/2008		3,000		3,010
FirstEnergy Corp.
6.450% due 11/15/2011		2,500		2,584
Florida Power Corp.
5.279% due 11/14/2008		14,205		14,189
Homer City Funding LLC
8.734% due 10/01/2026		4,079		4,466
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		14,140		14,458
8.625% due 11/14/2011		1,100		1,155
Majapahit Holding BV
7.250% due 10/17/2011		2,100		2,110
Midwest Generation LLC
8.300% due 07/02/2009		3,124		3,171
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		6,500		6,501
Ohio Power Co.
5.424% due 04/05/2010		2,000		1,984
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,500		5,492
Progress Energy, Inc.
7.100% due 03/01/2011		1,585		1,688
PSEG Energy Holdings LLC
8.500% due 06/15/2011		3,000		3,141
8.625% due 02/15/2008		8,824		8,885
10.000% due 10/01/2009		3,000		3,177
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		6,520		6,520
7.000% due 08/03/2009		10,000		10,025
Qwest Corp.
5.625% due 11/15/2008		7,000		7,000
7.500% due 06/15/2023		1,500		1,444
8.241% due 06/15/2013		1,500		1,538
8.875% due 03/15/2012		2,000		2,150
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		776		775
Rural Cellular Corp.
9.875% due 02/01/2010		13,613		14,192
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,800		1,793
Southern California Edison Co.
7.625% due 01/15/2010		2,500		2,655
Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		15,000		14,964
5.500% due 01/27/2015		850		839
Verizon Communications, Inc.
5.350% due 02/15/2011		200		205

				219,218

Total Corporate Bonds & Notes (Cost $1,966,444)				1,945,477

U.S. GOVERNMENT AGENCIES 4.2%
Fannie Mae
4.552% due 02/01/2035		493		496
4.925% due 07/25/2037		4,491		4,323
5.000% due 07/25/2019		1,516		1,514
5.005% due 04/25/2035		80		80
5.215% due 09/25/2042		3,921		3,883
5.500% due 07/01/2033 - 01/01/2038		121,230		121,106
5.525% due 10/25/2023		7,461		7,539
6.063% due 06/01/2043		2,734		2,733
Freddie Mac
4.000% due 04/15/2022 - 12/15/2024		1,892		1,881
4.500% due 07/15/2018		2,401		2,397
5.000% due 06/15/2016 - 09/15/2024		3,358		3,369
5.500% due 03/15/2017		5,336		5,421
6.063% due 10/25/2044		6,070		6,084
Ginnie Mae
5.328% due 12/16/2026		266		267
5.500% due 02/15/2036 - 06/15/2037		3,148		3,172

Total U.S. Government Agencies (Cost $161,632)				164,265

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (d)
2.000% due 04/15/2012		47		48

Total U.S. Treasury Obligations (Cost $46)				48

MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
5.005% due 01/25/2035		17,214		17,235
American Home Mortgage Investment Trust
5.015% due 09/25/2035		276		276
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		1,058		1,057
Banc of America Mortgage Securities, Inc.
5.660% due 07/25/2034		1,313		1,320
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		17,911		17,748
Bear Stearns Alt-A Trust
5.025% due 02/25/2034		2,812		2,672
5.527% due 09/25/2035		6,899		6,798
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		549		545
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		14,518		14,369
5.684% due 01/26/2036		7,758		7,689
5.787% due 12/26/2046		2,492		2,462
CC Mortgage Funding Corp.
4.995% due 05/25/2048		4,602		4,160
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		2,473		2,415
4.248% due 08/25/2035		14,837		14,548
4.679% due 08/25/2035		1,954		1,930
Commercial Mortgage Pass-Through Certificates
5.128% due 04/15/2017		1,456		1,449
Countrywide Alternative Loan Trust
4.935% due 10/25/2046		27		27
5.025% due 02/25/2047		1,555		1,459
5.045% due 05/25/2047		4,502		4,251
5.129% due 02/20/2047		1,560		1,473
5.788% due 02/25/2036		1,002		963
Countrywide Home Loan Mortgage Pass-Through Trust
4.728% due 02/25/2034		3,697		3,597
4.854% due 04/20/2035		6,505		6,493
5.095% due 05/25/2035		381		350
CS First Boston Mortgage Securities Corp.
4.250% due 06/25/2033		2,610		2,598
4.666% due 03/15/2036		12,000		11,945
5.758% due 03/25/2032		61		59
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047		1,552		1,521
4.945% due 02/25/2037		2,054		2,015
4.945% due 03/25/2037		2,357		2,335
First Horizon Asset Securities, Inc.
4.737% due 07/25/2033		1,005		1,000
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		18,000		18,607
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		4,200		4,114
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		1,933		1,917
GS Mortgage Securities Corp. II
5.352% due 06/06/2020		252		252
Harborview Mortgage Loan Trust
4.995% due 04/19/2038		2,563		2,400
5.055% due 01/19/2038		1,193		1,179
5.155% due 01/19/2038		27,390		25,698
5.205% due 03/19/2037		7,364		6,920
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		2,068		2,029
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		2,409		2,350
4.965% due 01/25/2037		1,029		1,020
LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026		1,354		1,352
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		2,281		2,277
MASTR Adjustable Rate Mortgages Trust
4.975% due 05/25/2047		876		870
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		5,217		5,024
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		7,614		7,345
Morgan Stanley Capital I
5.088% due 10/15/2020		8,717		8,523
Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033		1,592		1,590
Residential Accredit Loans, Inc.
5.165% due 08/25/2035		464		438
6.148% due 09/25/2045		1,473		1,431
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035		1,675		1,651
Sequoia Mortgage Trust
5.299% due 07/20/2033		564		550
Structured Adjustable Rate Mortgage Loan Trust
5.357% due 01/25/2035		1,688		1,678
Structured Asset Mortgage Investments, Inc.
4.965% due 09/25/2047		1,516		1,504
4.995% due 03/25/2037		2,097		1,995
5.085% due 05/25/2036		4,185		3,948
5.295% due 10/19/2034		659		647
5.315% due 03/19/2034		108		105
Structured Asset Securities Corp.
4.080% due 06/25/2033		2,507		2,493
5.331% due 10/25/2035		822		814
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036		571		564
4.975% due 01/25/2037		3,597		3,523
Thornburg Mortgage Securities Trust
4.883% due 03/25/2037		7,039		6,862
4.889% due 03/25/2037		10,976		10,857
4.975% due 11/25/2046		9,619		9,402
4.985% due 09/25/2046		2,504		2,449
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		25,370		24,988
Washington Mutual, Inc.
4.208% due 06/25/2033		1,363		1,355
4.229% due 03/25/2034		778		770
4.551% due 03/25/2033		7,925		7,778
4.585% due 04/25/2035		3,625		3,595
5.175% due 01/25/2045		253		240
5.518% due 01/25/2047		1,728		1,626
5.598% due 12/25/2046		927		873
5.788% due 02/25/2046		3,075		2,993
5.988% due 11/25/2042		649		629
Wells Fargo Mortgage-Backed Securities Trust
4.596% due 12/25/2033		2,100		1,996
4.998% due 12/25/2034		1,326		1,307

Total Mortgage-Backed Securities (Cost $333,051)				329,287

ASSET-BACKED SECURITIES 8.1%
Accredited Mortgage Loan Trust
4.915% due 02/25/2037		2,102		1,976
ACE Securities Corp.
4.945% due 02/25/2036		104		104
4.955% due 06/25/2037		2,395		2,340
Argent Securities, Inc.
4.905% due 06/25/2036		313		312
4.915% due 09/25/2036		488		481
4.915% due 10/25/2036		1,908		1,873
4.935% due 04/25/2036		224		224
Asset-Backed Funding Certificates
4.905% due 09/25/2036		618		609
4.925% due 10/25/2036		389		385
5.215% due 06/25/2034		3,140		3,026
Asset-Backed Securities Corp. Home Equity
4.915% due 12/25/2036		2,205		2,161
4.945% due 05/25/2037		1,663		1,600
6.678% due 03/15/2032		2,165		2,103
Atrium CDO Corp.
5.441% due 06/27/2015		2,478		2,459
Bank One Issuance Trust
3.940% due 04/16/2012		300		299
5.138% due 12/15/2010		14,125		14,130
Bear Stearns Asset-Backed Securities Trust
4.935% due 12/25/2036		1,447		1,418
4.945% due 10/25/2036		1,368		1,352
5.865% due 10/25/2037		7,342		7,060
Carrington Mortgage Loan Trust
4.915% due 10/25/2036		2,262		2,229
4.915% due 01/25/2037		1,698		1,661
4.930% due 07/25/2036		273		271
4.965% due 06/25/2037		7,179		7,017
5.103% due 10/25/2035		1,818		1,687
5.115% due 06/25/2035		4,806		4,782
Chase Issuance Trust
5.038% due 02/15/2011		33,675		33,629
Citibank Credit Card Issuance Trust
5.045% due 02/07/2010		2,980		2,981
5.440% due 11/07/2011		300		300
Citibank Credit Card Master Trust I
5.875% due 03/10/2011		300		306
6.050% due 01/15/2010		3,000		3,002
Citigroup Mortgage Loan Trust, Inc.
4.905% due 08/25/2036		1,069		1,059
4.905% due 12/25/2036		1,859		1,806
4.925% due 01/25/2037		1,150		1,129
4.925% due 05/25/2037		2,625		2,492
4.935% due 01/25/2037		4,135		3,979
4.975% due 08/25/2036		2,000		1,884
4.975% due 03/25/2037		1,730		1,653
Countrywide Asset-Backed Certificates
4.915% due 01/25/2037		1,673		1,652
4.915% due 03/25/2037		1,166		1,138
4.915% due 05/25/2037		4,636		4,548
4.915% due 07/25/2037		3,128		3,029
4.915% due 08/25/2037		924		901
4.915% due 12/25/2046		1,974		1,948
4.915% due 03/25/2047		1,441		1,418
4.925% due 03/25/2037		1,171		1,140
4.925% due 09/25/2046		1,337		1,322
4.935% due 06/25/2036		309		307
4.935% due 07/25/2036		231		230
4.935% due 08/25/2036		178		178
4.935% due 06/25/2037		2,666		2,601
4.945% due 06/25/2037		1,867		1,822
4.945% due 10/25/2037		1,626		1,598
4.975% due 10/25/2046		2,783		2,723
5.055% due 06/25/2036		2,200		2,121
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		2,005		1,936
4.955% due 12/25/2037		1,472		1,436
CSAB Mortgage-Backed Trust
4.965% due 06/25/2036		463		459
First Franklin Mortgage Loan Asset-Backed Certificates
4.895% due 07/25/2036		1,957		1,933
4.905% due 09/25/2036		1,832		1,767
4.905% due 01/25/2038		2,852		2,759
4.935% due 12/25/2037		2,226		2,175
Fremont Home Loan Trust
4.925% due 01/25/2037		2,272		2,215
4.935% due 02/25/2037		419		411
GE-WMC Mortgage Securities LLC
4.905% due 08/25/2036		1,172		1,130
GSAA Trust
4.975% due 06/25/2035		446		445
GSAMP Trust
4.905% due 10/25/2046		562		550
4.935% due 12/25/2036		751		731
4.965% due 01/25/2047		2,656		2,554
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		1,023		1,008
5.749% due 11/20/2036		3,906		3,889
Home Equity Asset Trust
4.925% due 05/25/2037		1,565		1,503
HSBC Asset Loan Obligation
4.925% due 12/25/2036		1,936		1,858
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		1,443		1,409
4.945% due 12/25/2035		309		306
Indymac Residential Asset-Backed Trust
4.925% due 04/25/2037		2,888		2,827
4.995% due 04/25/2037		2,180		2,091
JPMorgan Mortgage Acquisition Corp.
4.905% due 08/25/2036		510		502
4.915% due 08/25/2036		595		585
4.975% due 08/25/2036		800		736
Lehman XS Trust
4.935% due 05/25/2046		1,520		1,508
4.945% due 08/25/2046		1,754		1,742
4.985% due 11/25/2036		933		933
Long Beach Mortgage Loan Trust
4.905% due 07/25/2036		758		744
4.955% due 01/25/2046		99		99
5.045% due 08/25/2035		178		175
5.145% due 10/25/2034		288		277
MASTR Asset-Backed Securities Trust
4.915% due 01/25/2037		1,123		1,087
4.925% due 11/25/2036		2,939		2,862
4.945% due 05/25/2037		2,415		2,367
5.015% due 11/25/2035		347		347
MBNA Credit Card Master Note Trust
5.158% due 02/15/2011		8,875		8,877
Merrill Lynch First Franklin Mortgage Loan Trust
5.565% due 10/25/2037		1,622		1,616
Merrill Lynch Mortgage Investors, Inc.
4.925% due 04/25/2037		561		556
4.935% due 02/25/2037		445		442
4.945% due 09/25/2037		3,468		3,399
Morgan Stanley ABS Capital I
4.905% due 07/25/2036		1,700		1,671
4.905% due 10/25/2036		512		505
4.905% due 01/25/2037		2,878		2,815
4.915% due 10/25/2036		2,763		2,641
4.915% due 11/25/2036		4,161		4,023
4.925% due 05/25/2037		2,836		2,737
4.935% due 02/25/2036		185		184
4.985% due 02/25/2036		3,300		3,245
Nationstar Home Equity Loan Trust
4.925% due 03/25/2037		2,074		2,035
4.925% due 06/25/2037		3,187		3,101
4.935% due 09/25/2036		884		875
Nelnet Student Loan Trust
4.934% due 06/22/2017		2,000		2,003
5.182% due 09/25/2012		207		207
New Century Home Equity Loan Trust
5.045% due 05/25/2036		1,300		1,253
Option One Mortgage Loan Trust
4.915% due 01/25/2037		1,401		1,379
4.925% due 07/25/2037		2,521		2,481
Popular ABS Mortgage Pass-Through Trust
4.955% due 06/25/2047		2,703		2,623
Quest Trust
4.985% due 08/25/2036		9,102		8,849
Residential Asset Mortgage Products, Inc.
4.935% due 02/25/2037		1,871		1,832
4.945% due 07/25/2036		813		799
4.965% due 08/25/2046		1,629		1,600
Residential Asset Securities Corp.
4.905% due 08/25/2036		1,133		1,119
4.925% due 01/25/2037		1,743		1,686
4.935% due 07/25/2036		940		933
4.935% due 11/25/2036		2,693		2,632
4.935% due 02/25/2037		1,561		1,529
4.975% due 04/25/2037		2,566		2,513
SACO I, Inc.
5.115% due 12/25/2035		2,057		1,990
Saxon Asset Securities Trust
4.925% due 10/25/2046		1,283		1,266
Securitized Asset-Backed Receivables LLC Trust
4.905% due 01/25/2037		2,980		2,888
4.945% due 11/25/2036		2,291		2,230
SLM Student Loan Trust
3.800% due 12/15/2038		4,300		4,215
5.054% due 04/25/2012		434		434
5.074% due 10/25/2018		1,808		1,791
5.084% due 01/25/2016		496		497
5.234% due 01/25/2017		684		684
Soundview Home Equity Loan Trust
4.905% due 11/25/2036		1,108		1,101
4.915% due 10/25/2036		1,002		983
4.925% due 12/25/2036		784		774
5.665% due 10/25/2037		5,391		5,307
Specialty Underwriting & Residential Finance
4.925% due 02/25/2037		266		265
4.925% due 01/25/2038		3,445		3,355
5.205% due 01/25/2034		17		17
Structured Asset Securities Corp.
4.915% due 10/25/2036		1,213		1,192
4.945% due 01/25/2037		1,385		1,338
4.995% due 12/25/2035		92		92
Washington Mutual Asset-Backed Certificates
4.915% due 01/25/2037		1,513		1,450
4.925% due 10/25/2036		1,586		1,530
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		1,903		1,869
4.965% due 03/25/2037		1,615		1,582
5.135% due 11/25/2035		13,391		12,570

Total Asset-Backed Securities (Cost $321,472)				315,391

SOVEREIGN ISSUES 6.7%
Argentina Bonos
5.389% due 08/03/2012		92,500		52,378
Banco Nacional de Desenvolvimento Economico e Social
5.330% due 06/16/2008		40,977		40,834
Chile Government International Bond
5.411% due 01/28/2008		13,381		13,382
Korea Development Bank
5.295% due 11/22/2012		7,500		7,473
5.580% due 10/20/2009		23,950		23,977
Pakistan Government International Bond
7.125% due 03/31/2016		2,650		2,250
Republic of Korea
4.875% due 09/22/2014		2,000		2,012
Socialist Republic of Vietnam
6.875% due 01/15/2016		6,000		6,369
South Africa Government International Bond
5.875% due 05/30/2022		3,240		3,304
Ukraine Government International Bond
6.875% due 03/04/2011		250		256
8.693% due 08/05/2009		48,350		49,804
Venezuela Government International Bond
5.375% due 08/07/2010		2,500		2,356
6.180% due 04/20/2011		62,300		56,601

Total Sovereign Issues (Cost $267,839)				260,996

FOREIGN CURRENCY-DENOMINATED ISSUES 7.1%
Amadeus Global Travel Distribution S.A.
6.862% due 04/08/2014	EUR	2,000		2,787
6.959% due 04/08/2013		2,000		2,774
Atlas Reinsurance PLC
8.786% due 01/10/2010		3,100		4,600
Bombardier, Inc.
7.700% due 11/15/2013		3,250		4,746
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	32,420		15,275
Brazilian Government International Bond
12.500% due 01/05/2022		9,000		5,663
Brazilian Government International CPI Linked Bond
6.000% due 08/15/2024		28,300		24,637
6.000% due 05/15/2045		10,000		8,754
10.000% due 01/01/2012		77,790		39,837
Eircom Group PLC
6.625% due 08/15/2014	EUR	2,750		3,863
6.875% due 08/15/2015		2,750		3,883
Gaz Capital for Gazprom
5.440% due 11/02/2017		2,400		3,115
5.875% due 06/01/2015		15,000		20,639
7.800% due 09/27/2010		3,000		4,554
Green Valley Ltd.
8.376% due 01/10/2011		1,900		2,783
JSG Holding PLC
6.308% due 11/29/2013		2,000		2,805
6.558% due 11/29/2014		2,000		2,806
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000		4,531
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000		5,459
M-Real OYJ
9.323% due 12/15/2010	EUR	8,000		11,078
Nordic Telephone Co. Holdings ApS
6.675% due 11/30/2013		3,356		4,814
6.925% due 11/30/2014		4,018		5,786
8.250% due 05/01/2016		1,400		2,078
PagesJaunes Groupe
6.677% due 01/11/2014		6,000		8,407
Pylon Ltd.
6.224% due 12/29/2008		4,000		5,843
Rhodia S.A.
7.482% due 10/15/2013		10,000		14,196
Royal Bank of Scotland Group PLC
9.118% due 04/06/2011	GBP	4,000		7,596
Seat Pagine Gialle SpA
4.459% due 05/25/2012	EUR	1,799		2,551
SigmaKalon
7.219% due 09/19/2012		2,000		2,855
8.219% due 09/19/2013		1,221		1,731
Sumitomo Mitsui Banking Corp.
0.970% due 05/25/2011	JPY	700,000		6,272
1.340% due 06/02/2049		700,000		6,251
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	97,600		8,964
UPC Broadband Holding BV
6.296% due 12/31/2014	EUR	7,742		10,706
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	36,186		1,550
5.000% due 09/14/2018 (d)		50,134		2,519
6.875% due 01/19/2016	EUR	6,500		9,857

Total Foreign Currency-Denominated Issues (Cost $260,173)				276,565

		Shares
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		6,110		6,125

Total Preferred Stocks (Cost $6,249)				6,125

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200		2,984

Total Exchange-Traded Funds (Cost $3,236)				2,984

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.6%
Commercial Paper 5.7%
Citibank N.A.
5.940% due 02/01/2008		$15,000		14,926
Fannie Mae
3.808% due 01/15/2008		5,000		4,993
4.270% due 01/11/2008		54,000		53,942
4.284% due 02/21/2008		5,600		5,568
4.350% due 03/19/2008		3,600		3,569
4.364% due 03/26/2008		1,400		1,387
4.364% due 01/25/2008		7,700		7,681
4.365% due 01/23/2008		100,305		100,077
Federal Home Loan Bank
4.330% due 01/11/2008		1,600		1,598
4.335% due 01/18/2008		12,400		12,377
4.359% due 01/04/2008		2,300		2,300
4.372% due 02/01/2008		5,800		5,780
Freddie Mac
4.210% due 02/04/2008		5,600		5,578
4.337% due 03/03/2008		1,200		1,192
4.340% due 01/22/2008		4,000		3,966

				224,934

Repurchase Agreements 2.5%
Fixed Income Clearing Corp.
1.750% due 01/02/2008		56,400		56,400
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.900% due 12/30/2008 valued at $57,531. Repurchase proceeds are $56,405.)
3.900% due 01/02/2008		1,432		1,432
(Dated 12/31/2007. Collateralized by Fannie Mae 3.250% due 01/15/2008 valued at $1,464. Repurchase proceeds are $1,432.)
State Street Bank and Trust Co.
6.000% due 01/25/2008		41,000		41,000
(Dated 12/31/2007. Collateralized by Citigroup/Deutscge Bank CMT 5.398% due 12/11/2049 valued at $41,195. Repurchase proceeds are $41,014.)

				98,832

U.S. Treasury Bills 2.4%
2.949% due 02/28/2008 - 03/13/2008 (c)(e)(g)		93,550		92,785

Total Short-Term Instruments (Cost $416,626)				416,551

Purchased Options (i) 2.2% (Cost $24,438)				86,877
Total Investments 102.8% (Cost $3,990,618)				$4,025,887
Written Options (j) (1.9%) (Premiums $24,551)				(73,312)
Other Assets and Liabilities (Net) (0.9%)				(34,942)

Net Assets (f) 100.0%				$3,917,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $88,507 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(f) As of December 31, 2007, portfolio securities with an aggregate value of $67,981 and derivative instruments with an aggregate depreciation of ($1,361) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $1,790 and cash of $19,385 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	703	$(59)
90-Day Eurodollar June Futures	Long	06/2009	398	741
Euro-Bund 10-Year Bond March Futures	Long	03/2008	636	(2,169)
Euro-Bund March Futures Put Options Strike @ EUR 105.500	Long	03/2008	636	0
U.S. Treasury 2-Year Note March Futures	Short	03/2008	284	(298)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	1,392	619
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,897	3,316
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	445	286
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	700	1,103
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	890	1,848

				$5,377

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%	12/20/2012	EUR	3,100	$(14)
JPMorgan Chase & Co.	Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%	12/20/2012		4,500	44
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011		5,300	(11)
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%	09/20/2011		5,300	(6)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	09/20/2011		5,700	(13)
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%	09/20/2011		5,700	(5)
ABN AMRO Bank, N. V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%	08/24/2009		$100	4
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009		400	6
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	3.800%	09/20/2012		4,200	(32)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%	06/20/2012		3,200	(52)
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2011		8,075	(388)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%	06/20/2012		9,200	(754)
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009		125	4
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011		1,800	43
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		4,800	116
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%	09/20/2011		3,200	(158)
Barclays Bank PLC	HCP, Inc. 6.000% due 01/30/2017	Buy	(1.100%)	03/20/2017		5,000	138
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016		7,500	173
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.830%	06/20/2017		75	(6)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	1.310%	08/20/2017		25,000	(973)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	04/20/2011		18,500	170
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%	08/20/2011		25,000	77
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012		2,500	44
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017		1,500	48
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017		1,500	50
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%	03/20/2012		2,000	(114)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012		3,000	(168)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%	02/20/2009		20,000	(161)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%	07/20/2011		4,800	(8)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008		7,700	(42)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009		1,500	(3)
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%	09/20/2011		10,000	44
Bear Stearns & Co., Inc.	Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.240%	09/20/2009		300	(3)
Bear Stearns & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	12/20/2012		10,000	(1,097)
Bear Stearns & Co., Inc.	Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009		300	3
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009		1,500	(13)
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%	06/20/2011		10,000	(125)
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011		14,700	(402)
Citibank N.A.	Ford Motor Co. 7.450% due 07/16/2031	Sell	4.700%	03/20/2012		5,000	(426)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.320%	03/20/2012		25,000	(2,631)
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	1.180%	12/20/2011		16,300	(2,526)
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	0.940%	03/20/2012		18,000	(2,932)
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	1.650%	09/20/2012		4,750	(712)
Credit Suisse USA, Inc.	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009		250	7
Credit Suisse USA, Inc.	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009		125	1
Credit Suisse USA, Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009		1,000	22
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012		15,000	(468)
Credit Suisse USA, Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009		125	2
Credit Suisse USA, Inc.	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%	09/20/2011		10,000	(148)
Credit Suisse USA, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%	09/20/2012		2,000	(11)
Credit Suisse USA, Inc.	HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%	03/20/2012		10,000	(469)
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008		11,000	(14)
Credit Suisse USA, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	09/20/2011		15,000	(302)
Credit Suisse USA, Inc.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.770%	06/20/2012		10,000	91
Credit Suisse USA, Inc.	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008		300	6
Credit Suisse USA, Inc.	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009		270	4
Credit Suisse USA, Inc.	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009		100	3
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011		9,900	228
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	11/20/2016		25,000	778
Deutsche Bank AG	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%	06/20/2012		6,700	(190)
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%	09/20/2011		5,000	29
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.130%	09/20/2011		25,000	(1,700)
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%	09/20/2011		1,000	(17)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		25,000	(640)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	05/20/2009		10,000	(614)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011		1,000	7
Deutsche Bank AG	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.050%	09/20/2012		3,700	85
Deutsche Bank AG	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.500%	09/20/2017		3,000	95
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012		34,000	(278)
Goldman Sachs & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%	09/20/2011		800	(15)
Goldman Sachs & Co.	Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010		1,700	(8)
Goldman Sachs & Co.	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.720%)	12/20/2017		5,000	127
Goldman Sachs & Co.	Ltd. Brands, Inc. 6.900% due 07/15/2017	Buy	(1.355%)	09/20/2017		5,000	332
Goldman Sachs & Co.	Pride International, Inc. 7.375% due 07/15/2014	Sell	2.000%	09/20/2012		2,000	13
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	09/20/2011		10,000	(201)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%	06/20/2012		6,700	(364)
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	09/20/2009		300	7
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009		250	(1)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008		12,900	(18)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		7,500	(38)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%	04/20/2011		12,000	282
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016		2,900	(142)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%	11/20/2011		5,000	(121)
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%	12/20/2009		300	0
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.900%	09/20/2012		3,000	(11)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	06/20/2011		4,600	(43)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016		4,500	96
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	11/20/2016		20,000	637
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%	11/20/2016		50,000	1,628
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%	01/20/2017		10,000	247
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%	05/20/2017		1,000	(18)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%	08/20/2017		40,000	1,645
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%	03/20/2012		5,000	(125)
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	06/20/2011		4,700	(77)
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%	11/20/2016		10,000	164
Lehman Brothers, Inc.	Duke Energy Carolinas LLC 6.250% due 01/15/2012	Sell	0.290%	09/20/2011		10,000	(3)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2011		9,750	(498)
Lehman Brothers, Inc.	Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	2.420%	09/20/2011		10,000	(150)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		25,000	36
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011		8,000	50
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%	12/20/2016		10,000	(100)
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	06/20/2011		4,900	(52)
Lehman Brothers, Inc.	L-3 Communications Corp. 7.625% due 06/15/2012	Sell	2.600%	09/20/2012		2,500	146
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	04/20/2011		7,900	60
Lehman Brothers, Inc.	MGM Mirage 5.875% due 02/27/2014	Sell	1.580%	06/20/2012		10,000	(454)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%	11/20/2016		10,000	(461)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2016		25,000	(1,105)
Lehman Brothers, Inc.	Nalco Co. 7.750% due 11/15/2011	Sell	2.850%	12/20/2012		1,950	(106)
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%	11/20/2016		10,000	(59)
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.530%	08/20/2017		20,000	96
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%	05/20/2017		1,500	(43)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%	11/20/2016		10,000	139
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012		2,100	(118)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%	01/20/2017		11,000	(287)
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	04/20/2011		7,900	(6)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012		5,000	(137)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%	11/20/2016		10,000	(357)
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009		500	(19)
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%	06/20/2011		11,900	(198)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%	09/20/2011		10,000	123
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009		1,500	32
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%	09/20/2011		15,000	76
Merrill Lynch & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.900%	09/20/2012		3,500	94
Merrill Lynch & Co., Inc.	Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%	12/20/2012		1,900	(9)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%	06/20/2012		5,000	(6)
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%	06/20/2012		5,000	(92)
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011		7,900	(216)
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009		300	7
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%	06/20/2012		10,000	(252)
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	06/20/2011		11,000	(183)
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%	08/20/2011		20,000	539
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%	06/20/2012		5,000	(85)
Morgan Stanley	Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.630%	09/20/2009		100	0
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%	06/20/2012		6,000	(106)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%)	06/20/2012		6,000	15
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%	11/20/2011		4,200	(102)
Morgan Stanley	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017		4,300	117
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012		11,500	(198)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	09/20/2011		20,000	158
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%	12/20/2011		25,000	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011		7,000	45
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011		11,000	(115)
UBS Warburg LLC	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%	06/20/2014		21,700	(579)

							$(16,671)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	EUR	7,000	$(361)
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011		4,500	60
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011		62,425	391
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X07 Index	Sell	2.300%	06/20/2012		2,300	27
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012		$3,500	(149)
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,000	174
Barclays Bank PLC	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012		283,960	(2,928)
Barclays Bank PLC	Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012		5,000	(98)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		2,000	(35)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		2,000	(35)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012		13,600	(253)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045		16,000	(5,811)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		15,500	(8,318)
Deutsche Bank AG	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012		115,285	(595)
Deutsche Bank AG	Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012		10,000	91
Deutsche Bank AG	Dow Jones CDX N.A. HY9 Index	Sell	2.750%	12/20/2012		35,000	(1,327)
Deutsche Bank AG	Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012		55,000	47
Deutsche Bank AG	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		7,800	(3,600)
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		15,000	498
Goldman Sachs & Co.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012		10,000	(91)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		16,000	(8,596)
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		5,850	92
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		12,000	572
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,350	293
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012		105,500	(616)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.500%	06/20/2012		30,000	(1,143)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	2.750%	12/20/2012		240,000	(8,500)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		148,800	(2,670)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	2.750%	12/20/2012		33,000	(963)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012		72,200	(9)
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		41,500	877
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		37,500	1,857
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		31,500	(16,908)
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		8,300	229
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046		15,500	(8,318)

							$(66,116)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse USA, Inc.	6-Month Australian Bank Bill	Pay	7.250%	06/15/2013	AUD	41,600	$(531)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		84,700	(1,311)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		16,900	(291)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	6,300	(76)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		40,000	(602)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		15,200	(252)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		33,500	(432)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(3,539)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		10,000	(190)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		4,000	(75)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(176)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		18,000	(150)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(871)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	06/15/2017		20,300	(1,685)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	(1,803)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		19,500	(306)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		5,000	(92)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	(753)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		11,200	(218)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		6,200	(100)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		4,500	(81)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		5,000	(93)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009	GBP	225,000	3,678
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	293
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		7,000,000	1,101
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	2,809,800	(60)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		2,800,000	(61)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011	MXN	280,000	(75)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	(81)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		675,000	(901)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	22
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	(52)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		37,900	(47)
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	181,300	(2,642)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$50,800	340
Credit Suisse USA, Inc.	3-Month USD-LIBOR	Pay	5.000%	03/19/2009		16,000	51
Deutsche Bank AG	3-Month USD-LIBOR	Receive	4.000%	06/18/2013		1,003,100	(3,084)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2013		603,000	(21,575)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.000%	06/18/2013		71,200	(617)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		23,400	(1,017)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		1,900	12
Citibank N.A.	3-Month ZAR- Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010	ZAR	381,050	(449)
HSBC Bank USA	3-Month ZAR- Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010		361,850	(495)

							$(39,286)

(i) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$129.000	02/22/2008	1,800	$34	$28
Call - CBOT U.S. Treasury 10-Year Note March Futures	134.000	02/22/2008	200	4	3
Call - CBOT U.S. Treasury 2-Year Note March Futures	114.500	02/22/2008	284	5	5
Put - CBOT U.S. Treasury 10-Year Note March Futures	101.000	02/22/2008	997	13	16
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	02/22/2008	2,748	52	43
Put - CBOT U.S. Treasury 10-Year Note March Futures	104.000	02/22/2008	1,046	20	16
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	75	0	0

				$128	$111

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$640,000	$3,440	$12,952
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,352,000	13,073	47,597
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,156,000	5,867	23,995

							$22,380	$84,544

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$23,000	$965	$1,046
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	23,000	965	1,176

					$1,930	$2,222

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 02/01/2038	$88.500	02/05/2008	$2,000	$0	$0

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	1,643	$688	$4,672
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	1,756	1,037	2,744
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	1,643	705	25
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	1,756	817	110

				$3,247	$7,551

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$280,000	$3,290	$10,225
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	20,000	242	691
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,000,000	12,088	36,516
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	503,000	5,684	18,329

							$21,304	$65,761

(k) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	$15,656	$15,485	0.40%

(l) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2038	$5,400	$5,389	$5,394

(m) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	93,893	03/2008	$6,727	$0	$6,727
Sell		169,990	03/2008	0	(6,658)	(6,658)
Buy		36,678	07/2008	811	(267)	544
Sell		44,647	07/2008	193	(342)	(149)
Buy	CLP	2,320,150	03/2008	258	0	258
Buy		3,965,200	07/2008	0	(72)	(72)
Buy	CNY	266,249	01/2008	396	0	396
Sell		266,249	01/2008	0	(507)	(507)
Buy		743,743	07/2008	2,320	0	2,320
Buy		113,156	10/2008	16	(2)	14
Buy	COP	15,491,765	03/2008	579	0	579
Sell		15,491,765	03/2008	0	(64)	(64)
Buy	CZK	20,884	03/2008	132	0	132
Buy	EUR	648	01/2008	0	(6)	(6)
Sell		99,150	01/2008	227	(1)	226
Buy	GBP	5,672	01/2008	0	(4)	(4)
Sell		39,420	01/2008	862	0	862
Buy	HKD	934	01/2008	0	(1)	(1)
Buy	IDR	413,808,803	05/2008	7	(1,615)	(1,608)
Buy	ILS	2,325	11/2008	10	0	10
Buy	INR	181,124	05/2008	261	0	261
Sell		181,124	05/2008	0	(58)	(58)
Sell	JPY	2,719,357	02/2008	55	0	55
Buy	KRW	27,758,282	05/2008	103	0	103
Buy		3,162,720	08/2008	0	(40)	(40)
Buy	MXN	182,984	03/2008	372	0	372
Buy		756,245	07/2008	455	(116)	339
Buy	MYR	2,138	08/2008	20	0	20
Buy	PLN	25,784	03/2008	1,310	0	1,310
Buy		107,878	07/2008	3,289	0	3,289
Buy	RUB	524,840	01/2008	909	0	909
Sell		524,840	01/2008	96	0	96
Buy		1,259,170	07/2008	840	0	840
Buy		799,151	11/2008	60	(96)	(36)
Buy	SGD	3,829	02/2008	97	0	97
Buy		5,359	05/2008	166	0	166
Buy		6,413	08/2008	52	0	52
Buy	SKK	26,981	03/2008	85	0	85
Buy	TRY	2,133	03/2008	342	0	342
Buy	ZAR	602,865	03/2008	0	(2,753)	(2,753)
Buy		238,535	07/2008	0	(511)	(511)
Sell		326,373	07/2008	0	(2,600)	(2,600)

				$21,050	$(15,713)	$5,337

See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.3%
Mizuho Finance Aruba AEC
2.560% due 05/29/2049	JPY	500,000	$4,528
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,826

Total Aruba (Cost $6,122)			6,354

AUSTRALIA 1.7%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	534
National Australia Bank Ltd.
5.060% due 06/29/2016		$5,600	5,507
5.131% due 06/19/2017		500	481
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	2,700	2,260
Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	25,385
Seven Media Group
8.878% due 02/07/2013		6,095	5,272
9.348% due 02/07/2013		191	165
9.392% due 02/07/2013		1,524	1,318

Total Australia (Cost $40,677)			40,922

AUSTRIA 0.8%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	19,169

Total Austria (Cost $13,709)			19,169

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	15,640

Total Belgium (Cost $9,654)			15,640

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,489

Total Bermuda (Cost $1,487)			1,489

CANADA 2.8%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	50,887
Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,732
Province of Quebec Canada
5.000% due 12/01/2038		9,900	10,455
5.750% due 12/01/2036		2,600	3,052
Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,116

Total Canada (Cost $65,805)			69,242

CAYMAN ISLANDS 2.4%
Foundation Re II Ltd.
11.655% due 11/26/2010		$1,650	1,710
Green Valley Ltd.
8.376% due 01/10/2011	EUR	2,400	3,516
Longpoint Re Ltd.
10.241% due 05/08/2010		$2,900	2,977
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,579
1.466% due 12/31/2049		300,000	2,720
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$4,300	4,346
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,151
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,095
Mystic Re Ltd.
11.381% due 12/05/2008		$750	759
Pylon Ltd.
8.841% due 12/29/2008	EUR	1,350	1,993
Redwood Capital IX Ltd.
11.493% due 01/09/2008		$1,000	1,000
11.993% due 01/09/2008		2,000	1,997
Residential Reinsurance 2005 Ltd.
10.574% due 06/06/2008		1,000	1,000
Residential Reinsurance 2007 Ltd.
12.874% due 06/07/2010		6,300	6,489
SHL Corp. Ltd.
1.665% due 12/25/2024	JPY	7,229	66
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	5,557
STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,674
Vita Capital III Ltd.
6.331% due 01/01/2011		$4,000	3,951

Total Cayman Islands (Cost $58,809)			58,580

DENMARK 0.9%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	846	170
Nykredit Realkredit A/S
5.000% due 10/01/2038		11,998	2,217
6.000% due 10/01/2029		1,465	296
Realkredit Danmark A/S
5.000% due 10/01/2038		98,195	18,127

Total Denmark (Cost $19,229)			20,810

FRANCE 14.4%
AXA S.A.
3.750% due 01/01/2017	EUR	828	1,628
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	8,879
Credit Agricole S.A.
5.053% due 05/28/2009		$2,700	2,702
6.637% due 05/29/2049		6,400	5,948
France Government Bond
4.000% due 04/25/2009	EUR	8,050	11,753
4.000% due 10/25/2009		30,070	43,895
4.000% due 04/25/2014		39,675	57,287
4.000% due 10/25/2014		106,900	154,049
4.000% due 04/25/2055		600	775
4.750% due 04/25/2035		1,100	1,629
5.250% due 04/25/2008		26,800	39,321
5.750% due 10/25/2032		11,800	19,958
6.000% due 10/25/2025		3,400	5,800

Total France (Cost $358,332)			353,624

GERMANY 24.9%
Bundesobligation
4.000% due 04/13/2012	EUR	22,600	32,865
Deutsche Bank AG
5.375% due 10/12/2012		$6,200	6,359
6.000% due 09/01/2017		5,700	5,922
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,092
Republic of Germany
3.750% due 01/04/2017		11,300	15,872
4.000% due 07/04/2009		2,900	4,233
4.750% due 07/04/2034		4,300	6,404
5.000% due 07/04/2011		100	150
5.000% due 07/04/2012		167,000	252,374
5.375% due 01/04/2010		4,100	6,141
5.500% due 01/04/2031		23,150	37,879
5.625% due 01/04/2028		26,770	44,165
6.250% due 01/04/2024		7,600	13,219
6.250% due 01/04/2030		5,512	9,814
6.500% due 07/04/2027		95,560	173,053

Total Germany (Cost $599,336)			610,542

ICELAND 0.2%
Glitnir Banki HF
5.679% due 01/18/2012		$3,700	3,583
Landsbanki Islands HF
5.730% due 08/25/2009		2,400	2,397

Total Iceland (Cost $6,122)			5,980

IRELAND 0.3%
Atlas Reinsurance PLC
8.786% due 01/10/2010	EUR	2,000	2,968
Celtic Residential Irish Mortgage Securitisation
4.366% due 06/13/2035		1,401	2,027
Emerald Mortgages PLC
5.198% due 04/15/2028		1,171	1,710
5.198% due 02/15/2035		347	502
Osiris Capital PLC
10.242% due 01/15/2010		$1,000	1,012

Total Ireland (Cost $6,726)			8,219

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,138
5.500% due 11/01/2010		1,700	2,572

Total Italy (Cost $7,741)			7,710

JAPAN 30.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	414
Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,185
Japan Government Bond
1.500% due 03/20/2011	JPY	12,710,000	116,066
1.500% due 03/20/2014		6,760,000	61,866
1.500% due 03/20/2015		5,200,000	47,449
1.600% due 06/20/2014		2,540,000	23,379
1.800% due 06/20/2017		10,700,000	98,610
2.300% due 06/20/2035		7,380,000	65,640
2.400% due 03/20/2034		2,470,000	22,503
2.500% due 09/20/2035		2,030,000	18,816
2.500% due 06/20/2036		4,490,000	41,502
2.500% due 09/20/2036		4,840,000	44,734
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,085,400	9,616
1.000% due 06/10/2016		3,484,220	31,148
1.100% due 12/10/2016		6,080,000	54,758
1.200% due 03/10/2017		50,150	455
1.200% due 06/10/2017		10,190,880	91,993
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,307
Sumitomo Mitsui Banking Corp.
1.782% due 12/31/2049	JPY	400,000	3,591
1.874% due 09/29/2049		100,000	899
1.880% due 12/01/2049		600,000	5,421
5.625% due 07/29/2049		$1,300	1,216

Total Japan (Cost $724,436)			752,568

JERSEY, CHANNEL ISLANDS 0.4%
Haus Ltd.
4.438% due 12/10/2037	EUR	2,198	3,207
Lloyds TSB Capital
7.375% due 12/29/2049		500	761
UBS Capital Ltd.
7.152% due 12/29/2049		4,100	6,186

Total Jersey, Channel Islands (Cost $8,556)			10,154

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,766

Total Liberia (Cost $1,771)			1,766

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		$900	898

Total Luxembourg (Cost $900)			898

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	2,955

Total Mexico (Cost $3,200)			2,955

NETHERLANDS 0.9%
Delphinus BV
4.910% due 04/25/2093	EUR	1,500	2,183
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,377
Dutch Mortgage Portfolio Loans BV
4.834% due 11/20/2035	EUR	979	1,420
Dutch Mortgage-Backed Securities BV
5.072% due 10/02/2079		2,555	3,716
Generali Finance BV
5.479% due 02/28/2049		2,300	3,126
Holland Euro-Denominated Mortgage-Backed Series
4.925% due 04/18/2012		634	924
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,557
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		$4,400	4,403

Total Netherlands (Cost $19,968)			21,706

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,799

Total Netherlands Antilles (Cost $1,703)			1,799

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,027

Total New Zealand (Cost $1,232)			2,027

RUSSIA 0.3%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	963
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$5,312	5,257

Total Russia (Cost $6,139)			6,220

SPAIN 1.3%
Hipotebansa Mortgage Securitization Fund
4.775% due 07/18/2022	EUR	732	1,069
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,730
Spain Government Bond
4.200% due 07/30/2013	EUR	2,200	3,216
4.200% due 01/31/2037		2,300	3,085
5.350% due 10/31/2011		11,100	16,893

Total Spain (Cost $24,348)			30,993

SUPRANATIONAL 0.0%
European Investment Bank
6.250% due 04/15/2014	GBP	500	1,066

Total Supranational (Cost $1,058)			1,066

SWITZERLAND 0.2%
UBS AG
5.875% due 12/20/2017		$6,000	6,054

Total Switzerland (Cost $5,993)			6,054

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	6,098

Total Tunisia (Cost $5,564)			6,098

UNITED KINGDOM 8.4%
Barclays Bank PLC
6.050% due 12/04/2017		$19,650	19,836
7.434% due 09/29/2049		3,300	3,435
Bauhaus Securities Ltd.
4.925% due 10/30/2052	EUR	1,725	2,505
HBOS PLC
5.920% due 09/29/2049		$14,000	12,229
HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,093
National Grid PLC
4.980% due 06/22/2011 (k)	CAD	4,900	4,923
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	4,300	6,262
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,457
United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	29,512
4.750% due 06/07/2010		26,860	53,992
5.000% due 03/07/2012		12,830	26,127
8.000% due 09/27/2013		14,100	32,943

Total United Kingdom (Cost $201,830)			205,314

UNITED STATES 74.1%
Asset-Backed Securities 1.3%
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		$9	9
Amresco Residential Securities Mortgage Loan Trust
5.805% due 06/25/2029		221	214
Bear Stearns Asset-Backed Securities Trust
5.195% due 10/25/2032		105	103
5.265% due 10/27/2032		179	177
Citicorp Residential Mortgage Securities, Inc.
4.955% due 03/25/2037		9,321	8,930
Countrywide Asset-Backed Certificates
4.965% due 09/25/2047		10,553	10,210
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032		92	90
First Alliance Mortgage Loan Trust
5.179% due 12/20/2027		17	16
Mesa Trust Asset-Backed Certificates
5.265% due 12/25/2031		415	410
Quest Trust
5.425% due 06/25/2034		5	5
Residential Asset Securities Corp.
5.365% due 07/25/2032		309	289
SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,941
5.074% due 10/27/2014		4,784	4,776
Wells Fargo Home Equity Trust
5.095% due 10/25/2035		4,241	4,108

			32,278

Bank Loan Obligations 1.2%
Daimler Finance North America LLC
9.000% due 08/03/2012		18,481	17,818
Ford Motor Co.
8.000% due 12/15/2013		2,183	2,026
Georgia-Pacific Corp.
6.580% due 12/20/2012		389	371
6.831% due 12/20/2012		476	454
6.896% due 12/20/2012		4,048	3,863
HCA, Inc.
7.080% due 11/16/2013		4,764	4,597
MGM Mirage
6.114% due 10/03/2011		200	189
6.187% due 10/03/2011		200	190
6.495% due 10/03/2011		600	563

			30,071

Commodity Index-Linked Notes 0.3%
Morgan Stanley
4.805% due 07/07/2008		7,000	7,013

Corporate Bonds & Notes 11.9%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,436
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,035
5.850% due 01/16/2018		$6,400	6,454
Amgen, Inc.
5.133% due 11/28/2008		2,700	2,697
Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,716
AT&T, Inc.
5.080% due 11/14/2008		500	499
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,063
Bank of America Corp.
4.875% due 11/06/2009		7,500	7,477
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		12,000	12,350
BellSouth Corp.
5.200% due 09/15/2014		3,000	2,998
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,064
Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	416
Charter One Bank N.A.
5.115% due 04/24/2009		13,550	13,499
CIT Group, Inc.
5.025% due 08/17/2009		7,800	7,244
Citigroup Capital XXI
8.300% due 12/21/2057		8,500	8,901
Citigroup, Inc.
6.000% due 08/15/2017		7,000	7,155
CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,692
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,490
CSX Corp.
6.750% due 03/15/2011		2,500	2,625
CVS Caremark Corp.
5.750% due 08/15/2011		900	923
Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	996
5.461% due 03/13/2009		6,600	6,565
5.750% due 09/08/2011		1,500	1,524
East Lane Re Ltd.
11.911% due 05/06/2011		1,700	1,708
EchoStar DBS Corp.
5.750% due 10/01/2008		410	411
6.375% due 10/01/2011		700	693
Exelon Corp.
6.750% due 05/01/2011		900	941
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		400	388
5.800% due 01/12/2009		600	570
6.625% due 06/16/2008		2,300	2,267
Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,100	1,119
GATX Financial Corp.
5.125% due 04/15/2010		500	493
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	916
5.172% due 12/12/2008		$4,800	4,799
6.375% due 11/15/2067		7,900	8,172
Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,577
GMAC LLC
6.000% due 04/01/2011		$6,700	5,709
6.000% due 12/15/2011		4,300	3,609
7.000% due 02/01/2012		3,200	2,717
8.000% due 11/01/2031		2,800	2,354
Goldman Sachs Group, Inc.
5.334% due 03/22/2016		2,900	2,756
6.250% due 09/01/2017		19,200	20,010
Harrah’s Operating Co., Inc.
5.498% due 02/08/2008		4,600	4,602
HCP, Inc.
5.950% due 09/15/2011		1,000	1,003
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,905
5.400% due 02/15/2012		2,700	2,725
JPMorgan & Co., Inc. CPI Linked Bond
10.481% due 02/15/2012		4,670	4,818
JPMorgan Chase & Co.
5.300% due 05/07/2010		8,900	8,786
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,900	1,936
JPMorgan Chase Capital
6.550% due 09/29/2036		4,800	4,344
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,679
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		9,000	9,476
Lennar Corp.
5.950% due 10/17/2011		900	762
Loews Corp.
5.250% due 03/15/2016		1,200	1,200
Macys Retail Holdings, Inc.
4.800% due 07/15/2009		900	895
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,199
Masco Corp.
5.875% due 07/15/2012		1,000	1,026
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009		3,800	3,720
Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,211
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,413
Morgan Stanley
4.925% due 05/07/2009		6,400	6,323
5.722% due 10/15/2015		5,100	4,787
6.250% due 08/28/2017		1,300	1,324
NGPL Pipe Co. LLC
7.768% due 12/15/2037		6,600	6,926
NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,177
Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	7,082
Qwest Communications International, Inc.
8.369% due 02/15/2009		200	201
Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,497
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,173
Reynolds American, Inc.
5.691% due 06/15/2011		800	781
6.750% due 06/15/2017		700	716
Ryder System, Inc.
3.500% due 03/15/2009		900	890
SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,731
Southwest Airlines Co.
6.500% due 03/01/2012		500	518
Sprint Capital Corp.
8.750% due 03/15/2032		800	904
SUPERVALU, Inc.
7.500% due 11/15/2014		400	412
Time Warner, Inc.
5.109% due 11/13/2009		3,400	3,318
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,577
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	500
U.S. Bancorp
4.885% due 04/28/2009		8,200	8,172
Viacom, Inc.
5.750% due 04/30/2011		6,100	6,181
Xerox Corp.
9.750% due 01/15/2009		2,600	2,719

			292,637

Mortgage-Backed Securities 8.8%
Adjustable Rate Mortgage Trust
5.132% due 09/25/2035		750	744
Banc of America Funding Corp.
6.144% due 01/20/2047		980	966
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,783	4,568
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		16,336	16,145
4.434% due 05/25/2034		1,741	1,711
4.486% due 02/25/2034		194	192
4.550% due 08/25/2035		13,500	13,316
4.652% due 10/25/2033		1,023	1,013
4.673% due 05/25/2034		916	891
Bear Stearns Alt-A Trust
5.527% due 09/25/2035		5,303	5,225
5.811% due 11/25/2036		7,256	7,159
5.949% due 02/25/2036		9,394	9,307
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		6,100	6,244
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		11,197	11,082
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		3,905	3,828
4.748% due 08/25/2035		4,517	4,456
4.900% due 10/25/2035		15,532	15,447
4.900% due 12/25/2035		800	790
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		12,800	12,786
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,049
Countrywide Home Loan Mortgage Pass-Through Trust
4.801% due 11/25/2034		1,495	1,485
5.185% due 03/25/2035		69	65
6.141% due 08/25/2034		472	469
CS First Boston Mortgage Securities Corp.
4.094% due 08/25/2033		931	934
4.918% due 07/25/2033		187	186
4.938% due 12/15/2040		474	473
5.639% due 05/25/2032		77	77
First Horizon Asset Securities, Inc.
4.402% due 12/25/2033		1,090	1,084
4.737% due 07/25/2033		251	250
5.372% due 08/25/2035		708	706
GE Capital Commercial Mortgage Corp.
5.333% due 11/10/2045		3,300	3,317
GMAC Mortgage Corp. Loan Trust
4.311% due 06/25/2034		179	175
5.500% due 09/25/2034		3,053	3,054
Greenpoint Mortgage Funding Trust
5.135% due 11/25/2045		414	389
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		189	188
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		4,100	4,132
GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,968	1,954
4.603% due 03/25/2033		1,199	1,182
Harborview Mortgage Loan Trust
4.970% due 05/19/2033		1,765	1,738
5.148% due 07/19/2035		316	312
Impac CMB Trust
5.783% due 07/25/2033		177	177
Indymac Index Mortgage Loan Trust
5.047% due 12/25/2034		416	412
JPMorgan Chase Commercial Mortgage
Securities Corp.
5.429% due 12/12/2043		4,000	4,030
6.465% due 11/15/2035		10,100	10,674
JPMorgan Mortgage Trust
4.392% due 11/25/2033		1,007	993
5.023% due 02/25/2035		2,508	2,459
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		462	461
MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034		1,400	1,390
MASTR Asset Securitization Trust
5.500% due 11/25/2017		795	787
Merrill Lynch Countrywide Commercial
Mortgage Trust
5.414% due 07/12/2046		7,200	7,254
Merrill Lynch Mortgage Investors, Inc.
6.439% due 02/25/2033		1,065	1,061
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		7,614	7,345
5.408% due 03/15/2025		530	519
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035		728	718
6.500% due 03/25/2032		323	323
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		711	705
4.590% due 04/25/2034		965	962
Washington Mutual, Inc.
4.208% due 06/25/2033		541	538
5.125% due 11/25/2045		1,144	1,081
5.175% due 01/25/2045		1,393	1,319
5.405% due 12/25/2027		4,341	4,153
5.483% due 02/27/2034		1,302	1,276
6.059% due 05/25/2041		28	28
Wells Fargo Mortgage-Backed Securities Trust
4.617% due 06/25/2035		15,807	15,654
4.950% due 03/25/2036		11,869	11,743

			217,151

Municipal Bonds & Notes 0.9%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.728% due 01/01/2014		830	861
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,133
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,200	1,121
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		820	830
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,435	1,476
Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014		20	23
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025		3,105	3,295
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,725	1,646
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	206
Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	546
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.869% due 12/15/2013		600	615
New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014		300	308
5.500% due 06/01/2017		600	631
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		3,500	3,525
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		1,980	176
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,200	5,962

			22,354

	Shares
Preferred Stocks 0.4%
DG Funding Trust
6.979% due 12/31/2049		640	6,770
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,150	2,155

			8,925

	Principal Amount (000s)
U.S. Government Agencies 46.1%
Fannie Mae
4.186% due 11/01/2034		$9,461	9,553
4.925% due 12/01/2034		1,817	1,815
4.985% due 03/25/2034		253	249
5.000% due 11/25/2032 - 09/01/2035		9,856	9,489
5.000% due 03/01/2036 (f)		21,652	21,142
5.500% due 01/01/2023 - 01/01/2038		326,917	326,681
5.500% due 06/01/2033 - 10/01/2037 (f)		370,639	370,332
5.627% due 04/01/2032		141	145
6.000% due 07/01/2034 - 07/25/2044		56,853	57,830
6.000% due 01/01/2035 - 12/01/2037 (f)		136,140	138,312
6.500% due 02/01/2026 - 01/01/2038		94,802	97,477
6.500% due 08/01/2037 (f)		4,968	5,108
6.915% due 11/01/2022		18	19
7.069% due 08/01/2023		172	175
7.075% due 01/01/2023		61	61
7.149% due 12/01/2030		25	25
Federal Home Loan Bank
4.300% due 05/12/2008		10,000	9,990
Freddie Mac
4.364% due 09/01/2035		772	767
5.000% due 03/15/2016 - 08/15/2035		10,138	9,579
5.258% due 02/15/2019		17,770	17,682
5.378% due 12/15/2030		1,010	1,009
5.500% due 02/01/2038		19,000	18,949
6.063% due 10/25/2044		7,870	7,889
7.141% due 06/01/2022		291	293
9.050% due 06/15/2019		5	5
Ginnie Mae
5.625% due 07/20/2022 - 08/20/2027		663	667
6.000% due 08/20/2034		6,577	6,607
6.125% due 11/20/2021 - 11/20/2030		284	287
6.375% due 05/20/2022 - 05/20/2030		1,376	1,392
Small Business Administration
5.980% due 05/01/2022		4,924	5,192
6.344% due 08/01/2011		978	1,004
6.640% due 02/01/2011		515	531
Tennessee Valley Authority
5.880% due 04/01/2036		8,145	9,390
5.980% due 04/01/2036		1,855	2,117

			1,131,763

U.S. Treasury Obligations 3.2%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2027		19,485	20,612
2.625% due 07/15/2017		18,656	20,135
U.S. Treasury Bonds
4.500% due 02/15/2036		2,600	2,614
4.750% due 08/15/2017		28,700	30,321
8.125% due 05/15/2021		2,601	3,575

			77,257

Total United States (Cost $1,809,266)			1,819,449

SHORT-TERM INSTRUMENTS 3.7%
Commercial Paper 1.7%
Freddie Mac
3.000% due 01/02/2008		40,900	40,900

Repurchase Agreements 0.8%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		19,000	19,000
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.900% due 12/30/2008 valued at $19,381. Repurchase proceeds are $19,002.)
3.900% due 01/02/2008		1,795	1,795
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 2.750% due 03/14/2008 valued at $1,834. Repurchase proceeds are $1,795.)

			20,795

U.S. Treasury Bills 1.2%
3.064% due 02/28/2008 - 03/13/2008 (a)(c)(d)(g)		30,390	30,148

Total Short-Term Instruments (Cost $91,920)			91,843

Purchased Options (i) 3.1% (Cost $34,462)			76,186
Total Investments 173.3% (Cost $4,136,095)			$4,255,377
Written Options (j) (2.4%) (Premiums $24,083)			(57,994)
Other Assets and Liabilities (Net) (70.9%)			(1,741,760)

Net Assets (e) 100.0%			$2,455,623

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $21,086 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $1,189 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $39,369 and derivative instruments with an aggregate depreciation of ($4,255) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $372,021 at a weighted average interest rate of 5.060%. On December 31, 2007, securities valued at $556,231 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $4,398 and cash of $21,550 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	303	$57
90-Day Euribor June Futures	Long	06/2008	855	43
90-Day Euribor March Futures	Long	03/2008	333	(172)
90-Day Euribor September Futures	Long	09/2008	719	99
90-Day Eurodollar December Futures	Long	12/2008	681	470
90-Day Eurodollar June Futures	Long	06/2008	211	517
90-Day Eurodollar June Futures	Long	06/2009	454	261
90-Day Eurodollar March Futures	Long	03/2009	1,056	678
90-Day Eurodollar September Futures	Long	09/2008	680	1,301
90-Day Eurodollar September Futures	Long	09/2009	371	183
Canada Government 10-Year Bond March Futures	Short	03/2008	68	14
Euro-Bobl March Futures	Short	03/2008	1,746	4,033
Euro-Bobl March Futures Call Options Strike @ EUR 117.000	Long	03/2008	677	0
Euro-Bobl March Futures Call Options Strike @ EUR 117.500	Long	03/2008	1,069	0
Euro-Bobl March Futures Put Options Strike @ EUR 103.000	Long	03/2008	1,670	0
Euro-Bund 10-Year Bond March Futures	Long	03/2008	1,359	(4,242)
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 105.500	Long	03/2008	1,469	0
Euro-Schatz March Futures	Short	03/2008	1,138	1,028
Euro-Schatz March Futures Call Options Strike @ EUR 107.000	Long	03/2008	357	0
Euro-Schatz March Futures Call Options Strike @ EUR 107.200	Long	03/2008	102	0
Euro-Schatz March Futures Call Options Strike @ EUR 107.300	Long	03/2008	459	0
Euro-Schatz March Futures Call Options Strike @ EUR 107.500	Long	03/2008	179	0
Japan Government 10-Year Bond March Futures	Long	03/2008	78	(8)
U.S. Treasury 2-Year Note March Futures	Short	03/2008	3,341	(908)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	6,525	(3,210)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	3,746	1,105
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	34	(55)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	139	315
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	434	100
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	147	348
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	187	452
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	242	155
United Kingdom Government 10-Year Bond March Futures	Short	03/2008	215	(157)

				$2,407

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	EUR	1,700	$3
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012		1,600	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		1,900	35
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%)	06/20/2012		1,600	(2)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		1,900	(17)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		1,800	(2)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		1,900	24
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%)	06/20/2012		1,600	29
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		1,800	(4)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		$2,000	(2)
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012		1,500	63
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017		1,500	3
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%)	06/20/2011		900	6
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%)	06/20/2012		1,900	(19)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		7,700	(54)
Bank of America	Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009		900	8
Bank of America	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%)	06/20/2017		2,100	(15)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%	06/20/2008		6,500	(43)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012		800	(3)
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051		4,071	3,654
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%)	06/20/2010		1,700	33
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	3.150%	06/20/2009		3,400	4
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		2,400	28
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%)	03/20/2012		2,600	15
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%)	06/20/2017		1,100	4
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		2,700	37
Barclays Bank PLC	National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%)	06/20/2011		4,300	36
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		600	(2)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	06/20/2012		1,900	(108)
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%)	06/20/2012		2,900	18
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		3,800	33
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%)	03/20/2011		2,700	21
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010		1,000	(4)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%)	06/20/2010		500	2
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%)	03/20/2016		2,900	52
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016		1,150	6
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012		1,000	5
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%)	12/20/2015		2,500	101
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014		1,150	19
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011		2,400	1
BNP Paribas Bank	SLM Corp. 5.125% due 08/27/2012	Sell	3.200%	12/20/2008		4,600	11
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		2,100	(25)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		1,200	(1)
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008		4,400	2
Credit Suisse USA, Inc.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		900	(3)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014		1,400	2
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		6,500	(64)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012		500	31
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		8,200	(24)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%)	06/20/2012		1,600	(1)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017		2,600	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		10,400	(72)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%	06/20/2008		10,600	(48)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		700	0
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%)	03/20/2009		900	1
Deutsche Bank AG	SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009		1,900	1
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%)	03/20/2012		500	3
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		1,400	18
Deutsche Bank AG	VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%	12/20/2008		3,300	1
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		2,500	26
Goldman Sachs & Co.	Duke Energy Carolinas LLC 6.250% due 01/15/2012	Buy	(0.090%)	06/20/2012		2,500	28
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%)	06/20/2012		2,200	(20)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010		500	(1)
Goldman Sachs & Co.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		4,300	(12)
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008		6,200	5
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012		1,600	(138)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008		2,400	0
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.300%	12/20/2008		7,300	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		7,500	4
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		700	(4)
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		1,100	(1)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011		19,900	462
JPMorgan Chase & Co.	HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011		1,000	20
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		3,000	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		29,600	616
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		8,100	196
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	4.900%	09/20/2012		4,800	(319)
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012		2,000	10
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017		1,100	16
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011		15,600	360
Merrill Lynch & Co., Inc.	GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%)	06/20/2011		6,700	992
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		2,900	45
Merrill Lynch & Co., Inc.	Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%)	12/20/2012		900	16
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012		1,200	(47)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		21,700	532
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%)	06/20/2017		1,200	2
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%)	06/20/2012		1,000	0
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012		1,000	38
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008		500	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008		2,400	1
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%)	06/20/2012		2,500	14
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012		2,100	19
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012		1,200	0
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		1,200	(2)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010		400	(20)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011		1,000	(5)
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009		2,800	(6)
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011		1,000	2
Royal Bank of Scotland Group PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011		1,500	(11)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012		3,200	206
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009		2,400	60
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%)	12/20/2015		2,600	104
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%	09/20/2012		1,600	77
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%)	06/20/2012		5,000	65
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		11,700	(30)
UBS Warburg LLC	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012		3,000	(236)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		800	(10)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		1,500	(19)

							$6,835

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	11,300	$102
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		5,200	49
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		900	10
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,800	22
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		6,300	67
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		$38,400	871
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,400	70
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		14,500	147
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%	06/20/2012		3,000	103
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%	06/20/2012		7,200	518
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		43,700	1,275
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012		384,700	2,107
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		76,600	488
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		68,900	1,147
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%	06/20/2012		22,900	(323)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		9,300	263
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.090%	06/20/2012		600	(7)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%	06/20/2012		2,400	140
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		2,976	(13)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		15,872	(71)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		15,000	435
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		12,000	348

							$7,748

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	3,500	$(18)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		109,100	(843)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(2,764)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	3,041
Credit Suisse USA, Inc.	6-Month Australian Bank Bill	Pay	7.250%	06/15/2013		20,500	(155)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		97,490	(744)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		174,900	(1,632)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(422)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	376
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(392)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	352
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		3,500	(17)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		91,800	(885)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		100,400	1,553
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		40,700	(1,571)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		27,400	2,153
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	16,300	(475)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		27,200	(919)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		160,500	(5,136)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		41,900	(1,379)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	10,000	88
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		3,300	(157)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,900	102
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	214
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		3,700	(75)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	03/19/2010	EUR	71,600	(107)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		2,300	(167)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	204
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	(134)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,300	(25)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		124,400	1,144
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		20,600	170
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		8,400	77
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	121
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		1,300	(29)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	3,935
Credit Suisse USA, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	3,060
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		139,200	(227)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		20,100	120
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	3,214
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	832
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		6,600	(195)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		14,400	(626)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		15,000	(40)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		69,300	599
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,100	(147)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		20,500	(267)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		16,900	1,007
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		1,500	(114)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		23,200	(953)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	464
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(310)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,500	(137)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	2,519
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		16,700	129
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	(58)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		87,300	521
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	487
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(51)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		97,700	(252)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(203)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	5,258
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		24,500	(1,634)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(3,112)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	216
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	03/20/2010	GBP	46,500	441
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(9)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	125
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	742
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,800	90
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(62)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		28,500	1,037
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(100)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		6,100	(108)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,800	40
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	484
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		45,800	3,975
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		41,800	1,612
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		69,000	2,673
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	795
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(77)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(245)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(154)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		6,600	301
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(40)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		8,150	420
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,400	95
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		10,400	398
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		126,000	2,647
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		19,300	(161)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		8,500	(1,007)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017	JPY	5,920,000	(77)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		5,740,000	65
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		3,490,000	(35)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	(134)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		20,260,000	(234)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,480,000	(1,541)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(50)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		200,000	(1)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		10,600,000	144
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(1,562)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		4,840,000	(1,282)
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2015		10,680,000	124
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		3,490,000	(198)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		13,390,000	184
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2015		5,440,000	151
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	22,000	(26)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		58,000	123
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	36
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		109,400	(423)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	24
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		37,500	(45)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$36,900	431
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		37,000	170
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,400	(177)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		105,000	1,223
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		65,300	297
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		16,700	(412)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		19,570	298
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		800	(94)
Citibank N.A.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		133,600	1,482
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	(145)
Credit Suisse USA, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	(653)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	521
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		185,100	266
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		266,500	153
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		82,500	(2,310)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		74,800	226
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,700	(282)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		581,900	144
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	(491)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		56,200	(1,801)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		178,800	203
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		9,900	(448)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		63,900	277
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	(623)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		114,630	2,149
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		34,100	(964)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		394,400	(115)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		37,300	(118)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		149,300	(5,926)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		141,400	1,414
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	(545)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(1,710)

							$7,179

(i) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$111.500	02/22/2008	300	$10	$5
Call - CBOT U.S. Treasury 2-Year Note March Futures	116.000	02/22/2008	548	10	8
Call - CBOT U.S. Treasury 2-Year Note March Futures	120.000	02/22/2008	3,591	68	56
Call - CBOT U.S. Treasury 5-Year Note March Futures	126.000	02/22/2008	6,557	124	102
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	496	9	8
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/22/2008	6,390	121	100
Put - CBOT U.S. Treasury 10-Year Note March Futures	101.500	02/22/2008	1,230	23	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	102.000	02/22/2008	2,536	48	40
Put - CBOT U.S. Treasury 30-Year Bond March Futures	99.000	02/22/2008	65	1	1

				$414	$320

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$650	$477
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008	GBP	20,000	77	215
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	67
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	816
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$106,700	413	2,497
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	1,297
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		33,000	183	668
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	2,630
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	577
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	3,108
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,910	18,457
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	13,670
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		813,800	7,223	19,526
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	666

								$22,530	$64,671

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	4,600	$136	$516
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		4,600	136	28
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	575
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	197
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	443
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	170
Call - OTC U.S. dollar versus Japanese yen	JPY	114.650	01/18/2008		$26,000	866	47
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		26,000	866	773
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		22,400	271	25
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	2,034	190
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	1,830	2,325
Call - OTC U.S. dollar versus Brazilian real	BRL	3.050	02/21/2008		250,000	13	2
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		40,000	1,063	233
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	2,371
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	147
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	3,051
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	53
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	45

						$11,332	$11,191

Options on Securities

Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Frontier Insurance Group 4.000% due 10/01/2014	EUR	87.500	02/22/2008	EUR	92,000	$14	$0
Put - OTC Frontier Insurance Group 4.000% due 10/01/2014		93.000	02/22/2008		15,000	2	0
Put - OTC WisdomTree International Healthcare 5.000% due 7/01/2012		97.000	02/22/2008		167,000	25	0
Put - OTC Fannie Mae 5.500% due 02/01/2038		$88.500	02/05/2008		$310,400	36	0
Put - OTC Fannie Mae 5.500% due 02/01/2038		89.000	02/05/2008		110,000	13	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		80.500	02/27/2008		19,000	4	0
Put - OTC Freddie Mac 5.500% due 03/01/2038		88.813	03/05/2008		19,000	2	0
Put - OTC Fannie Mae 5.500% due 03/01/2038		89.000	03/05/2008		301,000	35	2
Put - OTC Fannie Mae 6.000% due 03/01/2038		91.750	03/05/2008		86,750	10	2
Put - OTC Fannie Mae 6.500% due 03/01/2038		93.000	03/05/2008		30,000	4	0
Put - OTC Fannie Mae 6.500% due 03/01/2038		94.063	03/05/2008		22,600	3	0
Call - OTC Fannie Mae 5.000% due 03/01/2038		104.500	03/05/2008		324,000	38	0

						$186	$4

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	476	$190	$1,353
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	399	336	449
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	399	215	100

				$741	$1,902

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009	EUR	39,300	$577	$457
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	1,400	26	16
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	355
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$127,900	521	3,897
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	1,936
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	585	1,055
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,500	163	493
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	2,081
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	429
Call - OTC 7-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	3,003
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	14,229
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	9,752
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		354,000	7,053	16,935
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	544

								$22,326	$55,182

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	600	$38	$64
Put- OTC Euro versus U.S. dollar		1.362	05/21/2008		600	38	4
Call - OTC U.S. dollar versus Japanese yen	JPY	117.000	02/15/2008		$36,300	364	67
Put - OTC U.S. dollar versus Japanese yen		104.000	06/09/2008		24,300	192	287
Put - OTC U.S. dollar versus Japanese yen		104.000	06/09/2008		36,400	291	430
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	19
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	21
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	18

						$1,016	$910

(k) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,381	$4,923	0.20%

(l) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2038	$287,100	$282,793	$280,147
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,312	16,507
U.S. Treasury Notes	4.000%	04/15/2010	25,000	25,257	25,764
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,721	7,836
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,125	5,142
U.S. Treasury Notes	4.250%	11/15/2013	13,800	14,102	14,399
U.S. Treasury Notes	4.250%	11/15/2014	25,100	25,767	26,090
U.S. Treasury Notes	4.500%	02/15/2016	25,700	26,657	27,311
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,812	16,096
U.S. Treasury Notes	4.625%	11/15/2016	119,800	126,087	126,535
U.S. Treasury Notes	4.625%	02/15/2017	84,000	88,419	89,609
U.S. Treasury Notes	4.875%	08/15/2016	292,200	308,545	317,546
U.S. Treasury Notes	5.125%	05/15/2016	79,590	86,735	86,964

				$1,029,332	$1,039,946

(2)	Market value includes $11,709 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	38,811	01/2008	$228	$(6)	$222
Sell		80,930	01/2008	378	(129)	249
Buy		14,283	02/2008	297	0	297
Sell		11,736	02/2008	0	(228)	(228)
Buy	BRL	104,236	03/2008	5,608	0	5,608
Sell		55,595	03/2008	288	0	288
Buy		118,221	07/2008	1,017	(200)	817
Sell		35,387	07/2008	215	0	215
Buy	CAD	569	01/2008	0	(3)	(3)
Sell		24,058	01/2008	0	(543)	(543)
Buy	CLP	499,300	03/2008	54	0	54
Buy	CNY	421,015	01/2008	647	0	647
Sell		421,015	01/2008	0	(1,084)	(1,084)
Buy		249,474	03/2008	433	0	433
Sell		249,474	03/2008	0	(628)	(628)
Buy		132,545	04/2008	145	0	145
Buy		205,361	07/2008	934	0	934
Sell		205,361	07/2008	0	(816)	(816)
Sell	DKK	112,944	03/2008	82	0	82
Buy	EUR	40,316	01/2008	916	0	916
Sell		189,014	01/2008	504	(166)	338
Buy	GBP	93	01/2008	0	0	0
Sell		74,366	01/2008	1,919	(1)	1,918
Sell	HKD	992	01/2008	1	0	1
Buy	INR	622,291	05/2008	529	0	529
Buy		28,658	08/2008	0	(4)	(4)
Sell	JPY	85,458,411	01/2008	14,719	0	14,719
Buy		843,991	02/2008	99	0	99
Sell		4,103,747	02/2008	83	0	83
Buy	KRW	1,969,163	01/2008	0	(30)	(30)
Sell		15,854,923	01/2008	343	0	343
Buy		24,355,571	05/2008	18	(217)	(199)
Sell		7,221,340	05/2008	136	0	136
Buy		791,138	08/2008	0	(6)	(6)
Buy	MXN	264,175	03/2008	581	(8)	573
Sell		185,886	03/2008	0	(314)	(314)
Buy	MYR	160,499	05/2008	570	0	570
Sell	NZD	14,975	01/2008	0	(283)	(283)
Buy		12,600	02/2008	198	0	198
Sell		14,975	02/2008	69	0	69
Buy	PLN	484	07/2008	19	0	19
Buy	RUB	1,239,651	01/2008	3,001	0	3,001
Sell		1,239,651	01/2008	8	(1,420)	(1,412)
Buy		31,606	07/2008	33	0	33
Buy		353,753	11/2008	48	0	48
Buy	SGD	14,972	02/2008	244	0	244
Sell		756	02/2008	0	(5)	(5)
Buy		245	08/2008	0	0	0
Buy	TWD	166,214	01/2008	0	(18)	(18)

				$34,364	$(6,109)	$28,255

See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

December 31, 2007 (Unaudited)

		Principal Amount (000s	)	Value (000s )
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000		$1,826

Total Aruba (Cost $1,734)				1,826

AUSTRALIA 1.1%
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	8,000		6,697
Queensland Treasury Corp.
6.000% due 06/14/2011		25,000		21,154
Seven Media Group
8.878% due 02/07/2013		6,257		5,412
9.392% due 02/07/2013		869		752

Total Australia (Cost $33,978)				34,015

BERMUDA 0.1%
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (k)		$4,000		3,920

Total Bermuda (Cost $3,963)				3,920

CANADA 3.2%
Alcan, Inc.
6.450% due 03/15/2011		$2,400		2,541
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	51,800		53,359
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		2,400		2,428
Honda Canada Finance, Inc.
4.997% due 03/26/2012		27,000		27,319
Province of Ontario Canada
6.200% due 06/02/2031		5,500		6,829
Province of Quebec Canada
5.750% due 12/01/2036		2,300		2,700

Total Canada (Cost $87,782)				95,176

CAYMAN ISLANDS 1.6%
Calabash Re II Ltd.
13.391% due 01/08/2010		$3,100		3,201
Foundation Re II Ltd.
11.655% due 11/26/2010		1,500		1,555
Longpoint Re Ltd.
10.241% due 05/08/2010		3,300		3,387
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000		2,685
1.466% due 12/31/2049		100,000		907
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$8,000		8,085
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700		4,459
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800		2,233
Mystic Re Ltd.
14.081% due 12/05/2008		$500		509
Redwood Capital IX Ltd.
11.493% due 01/09/2008		1,000		1,000
11.993% due 01/09/2008		2,000		1,998
Residential Reinsurance 2005 Ltd.
10.574% due 06/06/2008		1,000		1,000
Residential Reinsurance 2007 Ltd.
12.874% due 06/07/2010		5,900		6,077
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600		5,187
STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000		2,674
Vita Capital III Ltd.
6.331% due 01/01/2011		$4,000		$3,951

Total Cayman Islands (Cost $49,207)				48,908

DENMARK 0.5%
Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	22,996		4,250
Realkredit Danmark A/S
5.000% due 10/01/2038		59,241		10,926

Total Denmark (Cost $14,213)				15,176

FRANCE 6.4%
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	7,600		10,381
Credit Agricole S.A.
5.053% due 05/28/2009		$10,800		10,808
6.637% due 05/29/2049		5,900		5,483
France Government Bond
4.000% due 10/25/2009	EUR	4,500		6,569
4.000% due 04/25/2014		300		433
4.000% due 10/25/2014		92,900		133,874
4.000% due 04/25/2055		300		388
4.750% due 10/25/2012		100		150
5.500% due 04/25/2029		4,200		6,840
5.750% due 10/25/2032		10,100		17,083

Total France (Cost $190,143)				192,009

GERMANY 16.1%
Bundesobligation
4.000% due 04/13/2012	EUR	34,200		49,733
Deutsche Bank AG
5.375% due 10/12/2012		$9,200		9,437
6.000% due 09/01/2017		5,600		5,818
Republic of Germany
3.750% due 01/04/2015	EUR	39,000		55,330
4.000% due 07/04/2009		300		438
4.250% due 01/04/2014		27,340		40,083
4.250% due 07/04/2014		21,500		31,489
4.750% due 07/04/2034		400		596
5.000% due 01/04/2012		2,000		3,014
5.000% due 07/04/2012		16,700		25,237
5.250% due 07/04/2010		5,000		7,510
5.250% due 01/04/2011		75,600		114,133
5.375% due 01/04/2010		300		449
5.500% due 01/04/2031		27,700		45,324
5.625% due 01/04/2028		41,700		68,796
6.250% due 01/04/2024		9,800		17,046
6.250% due 01/04/2030		4,740		8,440
6.500% due 07/04/2027		2,260		4,093

Total Germany (Cost $479,300)				486,966

ICELAND 0.2%
Glitnir Banki HF
5.620% due 01/21/2011		$3,000		2,916
Kaupthing Bank HF
5.750% due 10/04/2011		2,900		2,729

Total Iceland (Cost $5,888)				5,645

IRELAND 0.4%
Atlas Reinsurance PLC
8.786% due 01/10/2010	EUR	2,000		2,967
Bank of Ireland
4.951% due 12/19/2008		$7,000		6,997
Osiris Capital PLC
10.242% due 01/15/2010		1,000		1,013

Total Ireland (Cost $10,616)				10,977

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700		1,010
4.250% due 08/01/2014		1,100		1,606
4.500% due 05/01/2009		1,000		1,469

Total Italy (Cost $4,088)				4,085

JAPAN 23.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300		414
Japan Government Bond
1.500% due 03/20/2011	JPY	5,150,000		47,029
1.500% due 03/20/2014		1,590,000		14,551
1.500% due 03/20/2015		3,850,000		35,131
1.600% due 09/20/2013		1,660,000		15,298
1.600% due 06/20/2014		3,970,000		36,541
1.800% due 06/20/2017		10,500,000		96,767
2.300% due 06/20/2035		3,530,000		31,397
2.400% due 03/20/2034		580,000		5,284
2.500% due 09/20/2035		7,810,000		72,390
2.500% due 03/20/2036		210,000		1,941
2.500% due 06/20/2036		5,431,000		50,200
2.500% due 09/20/2036		11,510,000		106,382
2.500% due 09/20/2037		1,080,000		9,987
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		994,950		8,814
1.000% due 06/10/2016		2,688,690		24,036
1.100% due 12/10/2016		5,970,000		53,767
1.200% due 03/10/2017		170,510		1,546
1.200% due 06/10/2017		10,513,440		94,905
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500		3,259
Sumitomo Mitsui Banking Corp.
1.782% due 12/31/2049	JPY	300,000		2,693
1.874% due 09/29/2049		300,000		2,698
1.880% due 12/01/2049		400,000		3,614

Total Japan (Cost $691,403)				718,644

JERSEY, CHANNEL ISLANDS 0.2%
HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852		5,306

Total Jersey, Channel Islands (Cost $5,331)				5,306

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		$3,100		3,094

Total Luxembourg (Cost $3,100)				3,094

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/31/2049		$3,000		2,970

Total Mexico (Cost $3,000)				2,970

NETHERLANDS 0.3%
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,600		2,002
Generali Finance BV
5.479% due 02/28/2049	EUR	2,000		2,718
Netherlands Government Bond
3.750% due 07/15/2014		1,200		$1,708
4.250% due 07/15/2013		400		586
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		$1,400		1,401

Total Netherlands (Cost $7,975)				8,415

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000		2,698

Total Netherlands Antilles (Cost $2,554)				2,698

RUSSIA 0.7%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600		825
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$15,700		15,535
VTB Capital S.A.
5.494% due 08/01/2008		6,400		6,344

Total Russia (Cost $22,698)				22,704

SPAIN 4.1%
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000		7,031
Santander U.S. Debt S.A. Unipersonal
5.201% due 11/20/2009		4,000		3,953
Spain Government Bond
4.200% due 01/31/2037	EUR	600		805
4.400% due 01/31/2015		42,000		61,741
5.400% due 07/30/2011		20,800		31,633
5.750% due 07/30/2032		11,150		18,768
6.150% due 01/31/2013		1,000		1,591

Total Spain (Cost $126,973)				125,522

SUPRANATIONAL 0.1%
European Investment Bank
4.250% due 12/07/2010	GBP	1,600		3,140

Total Supranational (Cost $3,215)				3,140

SWITZERLAND 0.2%
UBS AG
5.875% due 12/20/2017		$7,500		7,567

Total Switzerland (Cost $7,491)				7,567

TUNISIA 0.1%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000		3,977

Total Tunisia (Cost $3,629)				3,977

UKRAINE 0.0%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000		1,281

Total Ukraine (Cost $1,210)				1,281

UNITED KINGDOM 3.5%
Bank of Scotland PLC
5.028% due 07/17/2008		$2,300		2,299
Barclays Bank PLC
6.050% due 12/04/2017		20,100		20,291
7.434% due 09/29/2049		7,500		7,807
HBOS PLC
5.920% due 09/29/2049		8,400		7,338
HSBC Holdings PLC
6.500% due 05/02/2036		6,300		6,144
Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		3,500		3,500
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100		1,068
United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,000		21,787
4.750% due 06/07/2010		140		282
5.000% due 03/07/2012		2,030		4,134
5.750% due 12/07/2009		2,000		4,084
9.000% due 07/12/2011		12,150		27,765
XL Capital Europe PLC
6.500% due 01/15/2012		$500		523

Total United Kingdom (Cost $109,461)				107,022

UNITED STATES 70.7%
Asset-Backed Securities 5.0%
ACE Securities Corp.
4.925% due 10/25/2036		$3,887		3,753
American Express Credit Account Master Trust
5.028% due 01/18/2011		2,900		2,900
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		1		1
5.215% due 10/25/2031		5		4
Argent Securities, Inc.
4.915% due 10/25/2036		4,665		4,580
4.925% due 05/25/2036		25		25
Asset-Backed Funding Certificates
4.925% due 10/25/2036		3,287		3,250
5.215% due 06/25/2034		4,406		4,246
Bank One Issuance Trust
5.138% due 12/15/2010		1,100		1,100
Bear Stearns Asset-Backed Securities Trust
5.315% due 03/25/2043		8		8
Carrington Mortgage Loan Trust
4.930% due 07/25/2036		382		379
Chase Credit Card Master Trust
5.138% due 02/15/2011		1,450		1,450
CIT Group Home Equity Loan Trust
5.155% due 03/25/2033		10		9
Community Program Loan Trust
4.500% due 10/01/2018		632		628
Countrywide Asset-Backed Certificates
4.915% due 03/25/2047		3,964		3,900
4.925% due 09/25/2046		964		953
4.965% due 09/25/2047		7,832		7,578
5.345% due 12/25/2031		4		3
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032		3		3
CSAB Mortgage-Backed Trust
4.965% due 06/25/2036		758		750
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		922		923
Ford Credit Auto Owner Trust
5.048% due 12/15/2009		4,899		4,895
5.292% due 10/15/2008		10,311		10,326
Fremont Home Loan Trust
4.935% due 02/25/2037		4,572		4,482
GSAMP Trust
5.155% due 03/25/2034		31		31
HFC Home Equity Loan Asset-Backed Certificates
5.299% due 09/20/2033		747		729
HSI Asset Securitization Corp. Trust
4.975% due 04/25/2037		354		326
Indymac Residential Asset-Backed Trust
4.925% due 04/25/2037		314		307
IXIS Real Estate Capital Trust
4.925% due 08/25/2036		530		527
JPMorgan Mortgage Acquisition Corp.
4.935% due 03/25/2036		796		793
Lehman XS Trust
4.935% due 05/25/2046		328		325
4.945% due 06/25/2046		411		405
4.945% due 07/25/2046		2,215		2,197
4.945% due 11/25/2046		6,878		6,586
5.015% due 04/25/2037		10,476		10,214
Long Beach Mortgage Loan Trust
5.145% due 10/25/2034		360		347
Merrill Lynch Mortgage Investors, Inc.
4.915% due 05/25/2037		265		261
4.935% due 08/25/2036		3,727		3,676
4.935% due 07/25/2037		6,478		6,297
4.945% due 09/25/2037		6,679		6,546
Morgan Stanley Home Equity Loans
4.975% due 02/25/2036		5,700		5,615
Nelnet Student Loan Trust
5.174% due 07/25/2016		572		572
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		1,053		1,046
Quest Trust
5.305% due 09/25/2034		5		4
Renaissance Home Equity Loan Trust
5.215% due 08/25/2032		1		1
5.365% due 12/25/2033		1,116		1,099
Residential Asset Mortgage Products, Inc.
4.945% due 10/25/2036		7,171		6,980
Residential Asset Securities Corp.
4.905% due 06/25/2036		59		59
4.935% due 07/25/2036		1,151		1,143
4.945% due 10/25/2036		5,772		5,643
5.365% due 07/25/2032		16		15
SACO I, Inc.
4.925% due 05/25/2036		732		695
Saxon Asset Securities Trust
4.925% due 10/25/2046		6,779		6,693
5.385% due 08/25/2032		3		3
SBI HELOC Trust
5.035% due 08/25/2036		5,819		5,550
Securitized Asset-Backed Receivables LLC Trust
4.905% due 01/25/2037		1,129		1,094
4.925% due 03/25/2036		241		238
SLM Student Loan Trust
3.800% due 12/15/2038		2,700		2,647
5.074% due 07/25/2017		376		376
5.094% due 10/26/2015		434		434
Soundview Home Equity Loan Trust
4.925% due 06/25/2036		23		23
Structured Asset Investment Loan Trust
4.955% due 01/25/2036		1,263		1,262
Structured Asset Securities Corp.
5.265% due 05/25/2034		10		9
Washington Mutual Asset-Backed Certificates
4.925% due 10/25/2036		755		729
Wells Fargo Home Equity Trust
4.985% due 12/25/2035		1,944		1,943
5.095% due 10/25/2035		3,956		3,832
5.105% due 11/25/2035		7,056		6,808

				150,226

Bank Loan Obligations 1.0%
Daimler Finance North America LLC
9.000% due 08/03/2012		20,856		20,107
Ford Motor Co.
8.000% due 12/15/2013		1,089		1,010
Georgia-Pacific Corp.
6.580% due 12/20/2012		233		223
6.831% due 12/20/2012		286		273
6.896% due 12/20/2012		2,429		2,318
HCA, Inc.
7.080% due 11/16/2013		4,069		3,927
MGM Mirage
6.114% due 10/03/2011		200		190
6.187% due 10/03/2011		200		190
6.495% due 10/03/2011		600		563
Tell Group PLC
6.345% due 04/27/2011		26		24

				28,825

Commodity Index-Linked Notes 0.2%
Morgan Stanley
4.805% due 07/07/2008		7,000		7,013

Corporate Bonds & Notes 13.3%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000		1,026
American Express Centurion Bank
5.250% due 05/07/2008		6,500		6,494
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200		6,652
5.850% due 01/16/2018		$7,900		7,967
Amgen, Inc.
5.133% due 11/28/2008		6,200		6,194
AT&T, Inc.
5.080% due 11/14/2008		1,000		999
AutoZone, Inc.
5.875% due 10/15/2012		1,600		1,650
Bank of America Corp.
4.875% due 11/06/2009		4,100		4,087
5.502% due 10/14/2016		1,600		1,550
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,900		12,248
BellSouth Corp.
4.240% due 04/26/2021		2,300		2,292
4.969% due 08/15/2008		3,900		3,894
5.200% due 09/15/2014		1,400		1,399
Boston Scientific Corp.
6.400% due 06/15/2016		2,700		2,552
Caesars Entertainment, Inc.
8.875% due 09/15/2008		300		312
CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700		1,702
CenturyTel, Inc.
6.000% due 04/01/2017		2,800		2,818
Charter One Bank N.A.
5.115% due 04/24/2009		9,000		8,966
CIT Group, Inc.
5.225% due 05/23/2008		3,500		3,452
5.256% due 06/08/2009		7,500		7,020
Citigroup, Inc.
4.898% due 12/26/2008		5,200		5,179
6.000% due 08/15/2017		6,900		7,052
6.125% due 11/21/2017		19,800		20,376
Clorox Co.
5.450% due 10/15/2012		2,600		2,624
CNA Financial Corp.
6.000% due 08/15/2011		2,000		2,051
Comcast Corp.
5.542% due 07/14/2009		7,600		7,575
ConocoPhillips Australia Funding Co.
5.343% due 04/09/2009		5,548		5,541
Cox Communications, Inc.
6.750% due 03/15/2011		1,700		1,785
CVS Caremark Corp.
5.441% due 06/01/2010		5,900		5,841
5.750% due 08/15/2011		700		718
Daimler Finance North America LLC
4.875% due 06/15/2010		700		697
5.461% due 03/13/2009		5,800		5,769
5.750% due 09/08/2011		1,100		1,117
East Lane Re Ltd.
11.911% due 05/06/2011		1,600		1,608
EchoStar DBS Corp.
6.375% due 10/01/2011		800		792
Edison Mission Energy
7.000% due 05/15/2017		300		296
Entergy Gulf States, Inc.
5.896% due 12/08/2008		1,100		1,104
Erac USA Finance Co.
6.375% due 10/15/2017		1,300		1,258
Exelon Corp.
4.900% due 06/15/2015		2,300		2,168
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		2,000		1,942
5.800% due 01/12/2009		4,000		3,798
6.625% due 06/16/2008		1,000		986
7.250% due 10/25/2011		2,100		1,820
7.800% due 06/01/2012		100		88
Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,900		1,933
General Electric Capital Corp.
5.065% due 10/24/2008		3,200		3,195
5.091% due 06/15/2009		3,300		3,298
5.095% due 10/26/2009		5,400		5,389
5.172% due 12/12/2008		2,500		2,499
6.375% due 11/15/2067		5,100		5,275
GMAC LLC
6.000% due 12/15/2011		3,900		3,274
6.119% due 05/15/2009		3,400		3,168
7.000% due 02/01/2012		1,100		934
8.000% due 11/01/2031		2,700		2,270
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	4,800		4,698
6.250% due 09/01/2017		$22,500		23,449
Harrah’s Operating Co., Inc.
5.498% due 02/08/2008		2,400		2,401
HCP, Inc.
5.950% due 09/15/2011		700		702
6.700% due 01/30/2018		2,900		2,838
HJ Heinz Co.
6.428% due 12/01/2008		3,100		3,157
HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700		3,799
Home Depot, Inc.
5.116% due 12/16/2009		5,700		5,587
International Lease Finance Corp.
5.400% due 02/15/2012		2,400		2,422
JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200		2,292
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100		3,016
5.300% due 05/07/2010		$12,000		11,847
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,800		1,834
JPMorgan Chase Capital
6.550% due 09/29/2036		3,000		2,715
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300		5,625
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000		8,423
Lennar Corp.
5.950% due 10/17/2011		700		592
Loews Corp.
5.250% due 03/15/2016		800		800
Macys Retail Holdings, Inc.
4.800% due 07/15/2009		700		696
Mandalay Resort Group
9.500% due 08/01/2008		700		718
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900		1,899
Masco Corp.
5.875% due 07/15/2012		700		718
Maytag Corp.
5.000% due 05/15/2015		2,200		2,084
McKesson Corp.
5.700% due 03/01/2017		1,900		1,892
Merck & Co., Inc.
4.750% due 03/01/2015		2,200		2,191
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009		1,000		979
5.191% due 10/23/2008		4,300		4,243
Metropolitan Life Global Funding I
4.945% due 05/17/2010		6,000		5,960
Midwest Generation LLC
8.300% due 07/02/2009		884		897
Mizuho JGB Investment LLC
9.870% due 12/29/2049		2,800		2,831
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		2,800		2,825
Morgan Stanley
4.925% due 05/07/2009		6,000		5,928
4.972% due 11/21/2008		3,100		3,078
5.334% due 01/18/2008		900		900
5.659% due 10/18/2016		2,200		2,056
6.250% due 08/28/2017		1,200		1,222
NGPL Pipe Co. LLC
7.119% due 12/15/2017		400		411
7.768% due 12/15/2037		7,700		8,080
NiSource Finance Corp.
5.400% due 07/15/2014		800		785
Prudential Financial, Inc.
6.625% due 12/01/2037		8,900		9,004
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400		400
Qwest Corp.
8.241% due 06/15/2013		1,500		1,538
Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000		1,793
Raychem Corp.
7.200% due 10/15/2008		200		201
Sara Lee Corp.
6.250% due 09/15/2011		1,600		1,663
SB Treasury Co. LLC
9.400% due 12/29/2049		5,100		5,208
Sealed Air Corp.
5.625% due 07/15/2013		2,300		2,300
Southwest Airlines Co.
5.125% due 03/01/2017		3,300		3,176
Sprint Capital Corp.
8.375% due 03/15/2012		2,900		3,144
8.750% due 03/15/2032		1,100		1,243
State Street Capital Trust IV
5.991% due 06/15/2037		5,900		4,594
SUPERVALU, Inc.
7.500% due 11/15/2014		400		412
Time Warner, Inc.
5.109% due 11/13/2009		8,500		8,295
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500		3,554
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500		500
6.522% due 04/15/2008		1,000		1,003
U.S. Bancorp
4.885% due 04/28/2009		4,300		4,285
United Airlines, Inc.
9.060% due 06/17/2015 (a)		175		10
Viacom, Inc.
5.750% due 04/30/2011		2,800		2,837
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		5,600		5,602
Westpac Banking Corp.
5.212% due 06/06/2008		5,400		5,398
Wyeth
6.950% due 03/15/2011		1,900		2,026
Xerox Corp.
9.750% due 01/15/2009		2,400		2,510

				403,980

Mortgage-Backed Securities 9.3%
Adjustable Rate Mortgage Trust
5.132% due 09/25/2035		687		682
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,361		1,337
5.015% due 09/25/2035		339		339
Banc of America Funding Corp.
6.144% due 01/20/2047		980		966
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		2,989		2,855
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		16,152		15,963
4.434% due 05/25/2034		2,614		2,569
4.486% due 02/25/2034		167		165
4.550% due 08/25/2035		13,219		13,039
4.625% due 10/25/2035		8,256		8,138
4.652% due 10/25/2033		1,104		1,094
4.673% due 05/25/2034		700		681
5.608% due 02/25/2033		172		171
Bear Stearns Alt-A Trust
5.527% due 09/25/2035		5,189		5,113
5.811% due 11/25/2036		10,482		10,338
5.949% due 02/25/2036		7,763		7,691
Bear Stearns Commercial Mortgage Securities
5.138% due 03/15/2019		153		148
5.540% due 09/11/2041		2,600		2,644
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		11,143		11,029
Bella Vista Mortgage Trust
5.199% due 05/20/2045		101		95
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		552		534
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		3,905		3,828
4.748% due 08/25/2035		4,405		4,346
4.900% due 10/25/2035		11,494		11,431
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		11,800		11,787
Commercial Mortgage Pass-Through Certificates
5.466% due 02/05/2019		300		296
6.455% due 05/15/2032		3,200		3,210
Countrywide Alternative Loan Trust
5.075% due 05/25/2035		1,645		1,585
5.145% due 02/25/2037		147		139
5.159% due 03/20/2046		187		177
Countrywide Home Loan Mortgage Pass-Through Trust
5.155% due 04/25/2035		309		294
5.185% due 03/25/2035		2,953		2,801
5.195% due 02/25/2035		207		200
5.205% due 02/25/2035		314		296
5.250% due 02/20/2036		2,380		2,360
6.141% due 08/25/2034		442		440
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		11,200		11,182
CS First Boston Mortgage Securities Corp.
4.094% due 08/25/2033		1,424		1,428
4.918% due 07/25/2033		172		172
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.883% due 10/25/2036		3,915		3,907
4.935% due 01/25/2047		607		595
First Horizon Asset Securities, Inc.
4.402% due 12/25/2033		1,058		1,052
4.737% due 07/25/2033		234		233
5.372% due 08/25/2035		629		627
6.250% due 08/25/2017		2,180		2,200
GMAC Mortgage Corp. Loan Trust
4.311% due 06/25/2034		179		175
5.500% due 09/25/2034		1,883		1,884
Greenpoint Mortgage Funding Trust
5.085% due 06/25/2045		1,053		998
5.135% due 11/25/2045		207		194
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		189		188
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		71		68
6.620% due 10/18/2030		3,791		3,797
GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,013		1,005
4.603% due 03/25/2033		1,102		1,085
Harborview Mortgage Loan Trust
4.970% due 05/19/2033		1,643		1,618
5.055% due 01/19/2038		3,611		3,569
5.148% due 07/19/2035		316		312
5.155% due 01/19/2038		9,164		8,598
5.185% due 05/19/2035		1,881		1,780
5.205% due 03/19/2037		165		155
5.335% due 02/19/2034		20		19
Indymac Index Mortgage Loan Trust
5.047% due 12/25/2034		454		449
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		4,000		4,030
JPMorgan Mortgage Trust
4.392% due 11/25/2033		944		931
5.023% due 02/25/2035		3,004		2,945
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		264		264
MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034		1,300		1,291
MASTR Asset Securitization Trust
5.500% due 11/25/2017		437		433
Mellon Residential Funding Corp.
5.468% due 12/15/2030		20		20
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		12,254		11,802
6.439% due 02/25/2033		1,204		1,199
Merrill Lynch Mortgage Trust
3.585% due 10/12/2041		198		196
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		7,766		7,492
5.115% due 11/25/2035		3,136		3,032
5.865% due 10/25/2035		4,420		4,344
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		568		560
Residential Accredit Loans, Inc.
5.075% due 04/25/2046		213		200
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035		655		646
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		688		683
4.590% due 04/25/2034		1,608		1,604
5.085% due 05/25/2037		272		260
6.188% due 01/25/2035		91		88
Structured Asset Mortgage Investments, Inc.
5.085% due 05/25/2036		6,599		6,226
5.095% due 05/25/2045		1,310		1,242
5.175% due 12/25/2035		88		84
5.215% due 07/19/2035		8,587		8,228
Thornburg Mortgage Securities Trust
4.985% due 09/25/2046		5,556		5,433
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		7,269		7,159
Washington Mutual MSC Mortgage Pass-Through Certificates
5.967% due 02/25/2033		30		30
Washington Mutual, Inc.
4.143% due 08/25/2034		4,210		4,124
4.208% due 06/25/2033		541		538
4.229% due 03/25/2034		2,879		2,848
5.095% due 04/25/2045		2,861		2,704
5.125% due 11/25/2045		620		585
5.135% due 12/25/2045		2,237		2,119
5.155% due 10/25/2045		268		252
5.175% due 01/25/2045		532		504
5.185% due 01/25/2045		392		372
5.405% due 12/25/2027		1,619		1,549
5.768% due 06/25/2046		4,460		4,282
5.788% due 02/25/2046		149		144
5.883% due 07/25/2046		1,590		1,519
5.883% due 10/25/2046		3,559		3,481
6.059% due 05/25/2041		77		77
6.188% due 06/25/2042		467		445
6.188% due 08/25/2042		183		176
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035		1,969		1,962
4.950% due 03/25/2036		6,569		6,499
5.625% due 04/25/2036		2,157		2,096

				282,769

Municipal Bonds & Notes 0.1%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.728% due 01/01/2014		630		654
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		960		916
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041		500		416
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.869% due 12/15/2013		330		338
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		2,000		177
South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023		1,500		1,550

				4,051

		Shares
Preferred Stocks 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		3,200		3,208

		Principal Amount (000s	)
U.S. Government Agencies 39.5%
Fannie Mae
4.186% due 11/01/2034		$5,734		5,789
4.925% due 12/01/2034 - 07/25/2037		6,153		5,948
4.985% due 03/25/2034		40		39
5.000% due 11/25/2032 - 06/01/2037		4,000		3,811
5.015% due 08/25/2034		40		39
5.115% due 06/25/2044		21		21
5.265% due 06/25/2029		41		41
5.500% due 05/25/2027 - 01/01/2038		484,018		483,544
5.500% due 07/01/2032 - 09/01/2037 (f)		301,817		301,670
5.527% due 03/01/2033		302		303
6.000% due 01/01/2023 - 07/25/2044		8,124		8,297
6.000% due 06/01/2031 - 01/01/2038 (f)		234,694		238,401
6.063% due 06/01/2043 - 10/01/2044		882		883
6.341% due 12/01/2036		428		434
6.500% due 04/01/2035 - 06/25/2044		33,291		34,225
6.500% due 07/01/2035 - 10/01/2037 (f)		13,207		13,582
7.203% due 05/01/2026		38		38
Federal Housing Administration
6.896% due 07/01/2020		1,206		1,219
7.430% due 09/01/2022 - 11/01/2022		87		88
Freddie Mac
4.364% due 09/01/2035		356		354
4.500% due 07/15/2018		2,893		2,889
5.000% due 11/15/2021 - 12/15/2031		12,230		12,168
5.125% due 08/25/2031		78		79
5.378% due 12/15/2030		571		571
5.478% due 12/15/2031		172		173
5.500% due 02/01/2038		15,500		15,459
6.000% due 02/01/2037 - 09/01/2037 (f)		57,756		58,628
7.214% due 06/01/2024		75		77
Ginnie Mae
4.500% due 09/15/2033		44		42
6.000% due 08/20/2034		4,273		4,292
6.125% due 10/20/2029		50		51
Small Business Administration
4.625% due 02/01/2025		987		974
4.754% due 08/10/2014		69		69
5.110% due 04/01/2025		2,092		2,103

				1,196,301

U.S. Treasury Obligations 2.2%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027		18,548		19,620
2.625% due 07/15/2017		17,946		19,369
U.S. Treasury Bonds
4.500% due 02/15/2036		3,600		3,620
4.750% due 08/15/2017		21,600		22,820

				65,429

Total United States (Cost $2,141,043)				2,141,802

SHORT-TERM INSTRUMENTS 22.6%
Commercial Paper 21.4%
Bank of America Corp.
4.735% due 03/20/2008		57,500		56,899
Barclays U.S. Funding Corp.
5.085% due 03/14/2008		78,900		78,143
Calyon Financial, Inc.
4.760% due 02/21/2008		60,400		60,001
Citibank N.A.
5.940% due 02/01/2008		27,100		26,966
Danske Corp.
4.970% due 01/22/2008		79,000		78,782
DnB NORBank ASA
4.920% due 02/01/2008		34,600		34,458
4.930% due 03/03/2008		27,600		27,378
Fortis Funding LLC
4.000% due 01/02/2008		36,000		36,000
Royal Bank of Scotland Group PLC
4.875% due 03/17/2008		800		792
4.950% due 03/19/2008		2,400		2,375
4.970% due 03/18/2008		80,000		79,186
Swedbank AB
4.920% due 03/18/2008		79,600		78,791
Unicredito Italiano SpA
4.940% due 03/17/2008		83,300		82,465
5.000% due 03/25/2008		5,700		5,636
				647,872
Repurchase Agreements 0.5%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		11,000		11,000
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 1.000% due 12/08/2008 valued at $11,223. Repurchase proceeds are $11,001.)
3.900% due 01/02/2008		4,190		4,190
(Dated 12/31/2007. Collateralized by Fannie Mae 3.250% due 01/15/2008 valued at $4,274. Repurchase proceeds are $4,191.)

				15,190

U.S. Treasury Bills 0.7%
2.914% due 02/28/2008 - 03/13/2008 (b)(d)(g)		20,220		20,043

Total Short-Term Instruments (Cost $683,059)				683,105

Purchased Options (i) 2.7% (Cost $36,340)				82,030
Total Investments 159.0% (Cost $4,729,394)				$4,817,980
Written Options (j) (2.0%) (Premiums $27,235)				(61,871)
Other Assets and Liabilities (Net) (57.0%)				(1,726,377)

Net Assets (e) 100.0%				$3,029,732

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $13,623 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $64,535 and derivative instruments with an aggregate depreciation of ($2,918) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $293,748 at a weighted average interest rate of 5.130%. On December 31, 2007, securities valued at $612,028 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $6,171 and cash of $30,825 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor December Futures	Long	12/2008	478	$42
90-Day Euribor December Futures	Long	12/2009	500	154
90-Day Euribor June Futures	Long	06/2008	1,040	77
90-Day Euribor June Futures	Long	06/2009	14	12
90-Day Euribor March Futures	Long	03/2008	858	(401)
90-Day Euribor March Futures	Long	03/2009	328	231
90-Day Euribor September Futures	Long	09/2008	1,262	188
90-Day Eurodollar December Futures	Long	12/2008	368	240
90-Day Eurodollar December Futures	Long	12/2009	810	542
90-Day Eurodollar June Futures	Long	06/2008	179	467
90-Day Eurodollar June Futures	Long	06/2009	786	1,227
90-Day Eurodollar March Futures	Long	03/2009	1,158	1,619
90-Day Eurodollar September Futures	Long	09/2008	594	450
90-Day Eurodollar September Futures	Long	09/2009	314	155
Canada Government 10-Year Bond March Futures	Short	03/2008	38	7
Euro-Bobl March Futures	Long	03/2008	1,532	(3,564)
Euro-Bobl March Futures Put Options Strike @ EUR 103.000	Long	03/2008	1,530	0
Euro-Bund 10-Year Bond March Futures	Long	03/2008	3,164	(10,656)
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 105.500	Long	03/2008	3,273	0
Euro-Schatz March Futures	Short	03/2008	5,740	5,170
Euro-Schatz March Futures Call Options Strike @ EUR 106.400	Long	03/2008	1,760	0
Euro-Schatz March Futures Call Options Strike @ EUR 107.000	Long	03/2008	1,248	0
Euro-Schatz March Futures Call Options Strike @ EUR 107.200	Long	03/2008	356	0
Euro-Schatz March Futures Call Options Strike @ EUR 107.300	Long	03/2008	1,743	0
Japan Government 10-Year Bond March Futures	Long	03/2008	112	48
U.S. Treasury 2-Year Note March Futures	Short	03/2008	5,636	(3,561)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	7,070	(4,726)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	3,113	1,045
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	220	129
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	122	276
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	300	36
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	129	305
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	269	437
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	952	975
United Kingdom Government 10-Year Bond March Futures	Short	03/2008	62	(18)

				$(9,094)

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	EUR	1,700	$3
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012		1,500	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		1,800	33
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%)	06/20/2012		1,500	(2)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		1,800	(16)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		1,800	(2)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		1,300	16
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%)	06/20/2012		1,500	27
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		1,600	(4)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		$1,100	(1)
Bank of America	CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%)	06/20/2017		2,800	43
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017		2,000	4
Bank of America	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012		1,700	(148)
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%)	06/20/2012		500	(5)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		7,000	(49)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012		500	2
Bank of America	Macy's Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009		700	6
Bank of America	McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%)	03/20/2017		1,900	(5)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012		600	(2)
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051		4,000	3,573
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		2,200	26
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012		1,500	118
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%)	06/20/2017		900	3
Barclays Bank PLC	HCP, Inc. 6.700% due 01/30/2018	Buy	(1.150%)	03/20/2018		2,900	75
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		2,400	33
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		700	(2)
Barclays Bank PLC	Southwest Airlines Co. 5.125% due 03/01/2017	Buy	(0.640%)	03/20/2017		3,300	44
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%)	06/20/2012		1,000	15
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%)	06/20/2012		2,700	17
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		500	20
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		2,000	17
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010		700	(2)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		800	(3)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016		800	4
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%)	06/20/2015		2,200	5
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012		1,000	5
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014		800	13
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012		2,000	32
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		1,600	(19)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016		1,600	47
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		1,100	(1)
Citibank N.A.	Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.330%)	09/20/2011		1,600	(4)
Credit Suisse USA, Inc.	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		1,800	0
Credit Suisse USA, Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%)	06/20/2017		2,900	7
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008		5,000	2
Credit Suisse USA, Inc.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		900	(3)
Credit Suisse USA, Inc.	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%)	09/20/2013		2,300	33
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014		1,000	1
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		3,300	(33)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		6,900	(20)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%)	06/20/2012		2,300	(2)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010		2,600	38
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		9,500	(66)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		800	(1)
Deutsche Bank AG	SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009		2,100	1
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		1,000	13
Deutsche Bank AG	VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%	12/20/2008		7,400	2
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		2,300	24
Goldman Sachs & Co.	Duke Energy Carolinas LLC 6.250% due 01/15/2012	Buy	(0.090%)	06/20/2012		2,300	26
Goldman Sachs & Co.	Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(0.800%)	12/20/2017		1,300	57
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%)	06/20/2012		3,000	(28)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010		500	(1)
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%)	06/20/2012		3,900	7
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008		8,400	6
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012		1,400	(121)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008		3,000	(1)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		6,700	4
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		5,800	(29)
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		1,900	(2)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%	08/20/2011		4,200	84
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011		7,600	177
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%)	03/20/2011		3,000	161
JPMorgan Chase & Co.	HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011		700	14
Lehman Brothers, Inc.	Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%)	03/20/2011		2,600	4
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		1,400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		25,700	535
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011		11,700	274
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		5,300	128
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.650%	12/20/2012		4,800	(462)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		2,200	193
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	4.900%	09/20/2012		5,200	(346)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015		2,200	10
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017		2,900	43
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%)	03/20/2011		2,100	6
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%)	06/20/2015		2,300	50
Merrill Lynch & Co., Inc.	Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%)	12/20/2012		700	13
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%)	06/20/2012		2,100	6
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012		1,500	(54)
Merrill Lynch & Co., Inc.	SLM Corp. 5.125% due 08/27/2012	Sell	3.100%	12/20/2008		6,300	9
Merrill Lynch & Co., Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%)	03/20/2012		3,700	96
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%)	01/20/2009		2,700	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		11,200	275
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%)	03/20/2011		1,700	14
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%)	06/20/2017		1,100	2
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012		700	27
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008		1,500	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008		2,700	1
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%)	06/20/2012		2,300	13
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012		2,000	18
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		500	(1)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010		100	(5)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011		700	(3)
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009		2,000	(1)
Royal Bank of Canada	JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%)	03/20/2016		1,900	51
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011		700	2
Royal Bank of Scotland Group PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011		1,100	(8)
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%)	03/20/2012		2,900	(3)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		2,900	242
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		2,200	89
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%	09/20/2012		2,100	101
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		10,000	(27)
UBS Warburg LLC	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012		1,900	(166)
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016		4,200	82
UBS Warburg LLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%)	06/20/2017		2,700	(15)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		900	(11)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		1,400	(17)

							$5,431

Credit Default Swaps on Credit Indices
Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	13,100	$156
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		4,400	55
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,600	20
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		4,400	47
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		$37,200	844
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,900	85
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%	06/20/2012		1,200	41
Credit Suisse USA, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		100,000	36
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012		600	(9)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%	06/20/2012		7,100	511
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		7,800	137
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		58,300	1,701
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012		80,200	439
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		191,500	1,264
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%	06/20/2012		1,600	(22)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		16,400	463
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.998%	06/20/2012		23,400	(428)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%	06/20/2012		1,700	99
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		1,984	(9)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		9,920	(44)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		4,900	142
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		10,600	307

							$5,835

(1)      If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Cross-Currency Swaps

Counterparty	Receive	Pay	Expiration Date	(2)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unrealized Appreciation
Goldman Sachs & Co.	Floating rate equal to 3-Month JPY-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/10/2009		JPY	116,466,000	$987,000	$57,681
UBS Warburg LLC	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/25/2009			44,722,000	379,000	22,887

								$80,568

(2)	At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	17,400	$(92)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		117,500	(908)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(3,141)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	3,230
Credit Suisse USA, Inc.	6-Month Australian Bank Bill	Pay	7.250%	06/15/2013		2,000	(15)
Credit Suisse USA, Inc.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		6,500	105
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		85,920	(652)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		123,400	(1,117)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		27,900	(1,186)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.250%	06/15/2013		40,200	(293)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,800	1,060
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		22,000	380
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		26,600	(1,143)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,300	1,036
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		26,500	(127)
Morgan Stanley	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		11,200	(60)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		94,000	(907)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		78,200	1,219
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	90,000	(2,624)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		122,500	(3,867)
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017	CAD	4,300	(206)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		3,000	95
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	03/19/2010	EUR	44,400	(66)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(15)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	163
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,700	(108)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,000	(19)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		97,000	893
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		58,500	481
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	72
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		3,300	(74)
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	86
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		13,500	(83)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		8,900	(387)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.473%	06/12/2009		56,200	(431)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		282,500	(834)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		174,000	1,515
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		8,300	(134)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		18,700	(243)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		88,700	4,709
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		6,000	(458)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		20,300	(834)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(26)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,100	(128)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		13,500	102
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		90,000	(241)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,300	(53)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	5,626
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(3,071)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		15,900	(1,396)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		1,400	(9)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		151,700	(392)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(13)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	446
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		132,800	10,785
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		37,500	(2,636)
Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		17,100	(258)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(35)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	179
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	03/20/2010	GBP	49,700	471
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,600	(9)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	44
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		9,800	369
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		7,100	(78)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,700	669
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		15,500	589
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(20)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		15,900	47
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038		1,000	(78)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		24,600	2,327
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		39,300	1,478
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		40,000	1,549
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		16,000	(115)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,900	73
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		11,700	599
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,100	(326)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,800	466
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,000	(72)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		4,500	205
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		33,200	(466)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		37,650	2,192
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		35,000	1,357
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		10,000	401
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		28,200	1,080
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,400	288
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		25,000	237
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		107,300	2,254
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	09/17/2009		19,000	293
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		14,200	448
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		7,200	(856)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	9,160,000	174
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		1,830,000	(24)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		8,100,000	91
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		1,350,000	(328)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		19,430,000	(225)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,350,000	(1,460)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		250,000	(1)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,700)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		14,960,000	203
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(1,068)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		9,940,000	(2,551)
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2015		7,090,000	83
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		1,080,000	(61)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		18,880,000	260
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2015		3,200,000	89
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		1,420,000	(185)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	26,000	(31)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		45,000	94
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		29,000	51
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		99,500	(384)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	25
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		36,000	(43)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$193,100	1,074
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2022		13,000	(680)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		98,700	448
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		23,700	(78)
Citibank N.A.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		191,200	2,121
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		313,600	3,746
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/17/2009		51,300	571
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		272,700	392
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		156,900	90
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		76,400	(2,140)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		555,300	137
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		195,800	275
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		41,000	(417)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		90,500	393
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		141,800	(2,658)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		11,700	(331)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	3.750%	03/19/2009		39,000	10
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		629,500	1,127
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		56,400	(178)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		51,500	(152)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		31,200	(815)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(188)

							$15,073

(i) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$111.500	02/22/2008	1,200	$41	$19
Call - CBOT U.S. Treasury 2-Year Note March Futures	114.000	02/22/2008	380	7	6
Call - CBOT U.S. Treasury 2-Year Note March Futures	116.000	02/22/2008	2,831	54	44
Call - CBOT U.S. Treasury 2-Year Note March Futures	117.000	02/22/2008	1,000	19	16
Call - CBOT U.S. Treasury 2-Year Note March Futures	120.000	02/22/2008	224	4	4
Call - CBOT U.S. Treasury 5-Year Note March Futures	122.000	02/22/2008	785	15	12
Call - CBOT U.S. Treasury 5-Year Note March Futures	123.000	02/22/2008	116	2	2
Call - CBOT U.S. Treasury 5-Year Note March Futures	124.000	02/22/2008	2,236	42	35
Call - CBOT U.S. Treasury 5-Year Note March Futures	126.000	02/22/2008	1,372	26	21
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	5,078	96	79
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/22/2008	2,224	42	35
Call - CBOT U.S. Treasury 10-Year Note March Futures	137.000	02/22/2008	1,302	25	20
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.000	02/22/2008	618	12	10
Call - CBOT U.S. Treasury 30-Year Bond March Futures	139.000	02/22/2008	19	0	0
Call - CME 90-Day Eurodollar March Futures	97.000	03/17/2008	340	5	2

				$390	$305

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2- Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	172,500	$916	$675
Call - OTC 2- Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	50,000	238	600
Call - OTC 2- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		72,000	280	773
Call - OTC 2- Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$52,900	205	1,238
Call - OTC 2- Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	564	1,100
Call - OTC 5- Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.250%	02/29/2008		150,000	540	1,771
Call - OTC 2- Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		30,200	168	611
Call - OTC 2- Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		79,800	295	1,656
Call - OTC 2- Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	2,730
Call - OTC 2- Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		182,100	963	3,685
Call - OTC 2- Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		246,900	2,895	2,957
Call - OTC 2- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		338,900	1,681	7,932
Call - OTC 2- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		786,500	4,957	15,917
Call - OTC 2- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		259,900	1,027	5,395
Call - OTC 2- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		783,600	6,955	18,801
Call - OTC 2- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	969
Call - OTC 2- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	1,341

								$24,449	$68,151

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Put - OTC Euro versus U.S. dollar		$1.250	01/09/2008	EUR	169,000	$25	$0
Put - OTC Euro versus U.S. dollar		1.250	01/09/2008		320,000	23	0
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		15,500	466	1,737
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		1,600	47	179
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		1,600	47	10
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		15,500	466	94
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	543
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	186
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	422
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	162
Call - OTC U.S. dollar versus Japanese yen	JPY	114.650	01/18/2008		$17,000	566	31
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		17,000	566	506
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		19,900	241	22
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,432	134
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,288	1,637
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	66
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	670
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	303
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	6,281
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	288	318
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	271

						$11,380	$13,572

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 02/01/2038	$87.781	02/05/2008	$111,000	$13	$0
Put - OTC Fannie Mae 5.500% due 02/01/2038	88.500	02/05/2008	246,900	29	0
Call - OTC Freddie Mac 6.000% due 02/01/2038	104.000	02/05/2008	800	0	0
Put - OTC Fannie Mae 5.500% due 03/01/2038	89.000	03/05/2008	397,100	46	2
Put - OTC Fannie Mae 6.000% due 03/01/2038	91.750	03/05/2008	22,000	3	0
Put - OTC Fannie Mae 6.500% due 03/01/2038	93.000	03/05/2008	31,900	4	0
Call - OTC Fannie Mae 5.000% due 03/01/2038	104.500	03/05/2008	225,000	26	0

				$121	$2

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$110.000	02/22/2008	1,595	$743	$1,794
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	472	188	1,342
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	443	372	499
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	443	239	111

				$1,542	$3,746

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009	EUR	55,900	$822	$650
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	12,500	235	143
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		18,000	272	206
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.530%	01/30/2008		$1,700	42	136
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		118,000	481	3,595
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	206	960
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	874
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,900	168	508
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		34,700	301	1,265
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	2,172
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		79,200	944	2,738
Call - OTC 7-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		82,700	2,782	2,871
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		149,200	1,790	6,226
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		323,100	4,491	11,169
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		108,900	992	3,968
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		340,700	6,789	16,298
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	811
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	1,136

								$23,304	$55,726

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Premium	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	13,300	$840	$1,409
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		13,300	840	90
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		$31,300	248	370
Put - OTC U.S. dollar versus Japanese yen		104.000	06/09/2008		32,500	260	384
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		14,700	75	28
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	64
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	54

						$2,389	$2,399

(k) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$4,338	$4,698	0.15%
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	3,964	3,920	0.13%

				$8,302	$8,618	0.28%

(l) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(3)
Fannie Mae	5.000%	01/01/2038	$180,000	$177,300	$175,641
Fannie Mae	5.500%	01/01/2038	42,500	42,453	42,453
Freddie Mac	6.000%	01/01/2038	59,000	59,914	59,876
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,304	2,328
U.S. Treasury Notes	3.000%	02/15/2009	100	100	101
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,637	5,656
U.S. Treasury Notes	4.250%	11/15/2013	31,850	32,548	33,233
U.S. Treasury Notes	4.250%	11/15/2014	2,000	2,053	2,079
U.S. Treasury Notes	4.500%	03/31/2012	2,400	2,491	2,545
U.S. Treasury Notes	4.500%	02/15/2016	48,000	49,787	51,009
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,812	16,096
U.S. Treasury Notes	4.625%	11/15/2016	65,600	69,043	69,288
U.S. Treasury Notes	4.625%	02/15/2017	42,400	44,631	45,231
U.S. Treasury Notes	4.875%	01/31/2009	85,100	86,237	88,518
U.S. Treasury Notes	4.875%	08/15/2016	239,100	252,405	259,842
U.S. Treasury Notes	5.125%	05/15/2016	11,800	12,859	12,893

				$855,574	$866,789

(3)	Market value includes $10,346 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AUD	121,510	01/2008	$1,526	$(9)	$1,517
Sell		78,665	01/2008	525	(230)	295
Buy		10,274	02/2008	214	0	214
Sell		78,665	02/2008	0	(1,529)	(1,529)
Buy	BRL	104,507	03/2008	5,640	0	5,640
Sell		64,249	03/2008	333	0	333
Buy		158,998	07/2008	1,409	(50)	1,359
Sell		45,932	07/2008	313	0	313
Buy	CAD	810	01/2008	0	(5)	(5)
Sell		18,548	01/2008	5	(400)	(395)
Buy	CLP	479,200	03/2008	52	0	52
Buy	CNY	321,323	01/2008	485	0	485
Sell		321,323	01/2008	0	(827)	(827)
Buy		250,607	03/2008	435	0	435
Sell		250,607	03/2008	0	(631)	(631)
Buy		161,466	04/2008	176	0	176
Buy		218,904	07/2008	1,027	0	1,027
Sell		218,904	07/2008	0	(869)	(869)
Buy	DKK	51,897	03/2008	0	(38)	(38)
Buy	EUR	892,375	01/2008	326	(2,066)	(1,740)
Sell		73,126	01/2008	217	(935)	(718)
Buy	GBP	73,249	01/2008	0	(1,893)	(1,893)
Sell		1,658	01/2008	7	(1)	6
Buy	INR	622,790	05/2008	530	0	530
Buy		260,245	08/2008	0	(12)	(12)
Sell	JPY	102,476,000	01/2008	17,628	0	17,628
Buy		6,960,256	02/2008	537	0	537
Sell		9,291,468	02/2008	115	(62)	53
Buy	KRW	7,080,863	01/2008	0	(172)	(172)
Sell		13,279,382	01/2008	280	0	280
Buy		20,081,725	05/2008	27	(193)	(166)
Sell		8,940,359	05/2008	169	0	169
Buy		5,858,820	08/2008	0	(105)	(105)
Buy	MXN	225,120	03/2008	567	(5)	562
Sell		153,483	03/2008	0	(256)	(256)
Buy	MYR	184,266	05/2008	1,690	0	1,690
Sell	NZD	13,523	01/2008	0	(255)	(255)
Buy		13,336	02/2008	209	0	209
Sell		13,523	02/2008	62	0	62
Buy	PLN	390	07/2008	16	0	16
Buy	RUB	1,275,588	01/2008	2,951	0	2,951
Sell		1,275,588	01/2008	0	(1,358)	(1,358)
Buy		332,538	07/2008	371	0	371
Buy		173,136	11/2008	30	0	30
Buy	SEK	201,226	03/2008	0	(334)	(334)
Buy	SGD	10,780	02/2008	102	0	102
Buy		697	05/2008	15	0	15
Buy		9,306	08/2008	0	0	0
Buy	TWD	93,504	01/2008	0	(10)	(10)
Buy	ZAR	8,983	07/2008	72	0	72

				$38,061	$(12,245)	$25,816

See accompanying notes

Schedule of Investments

Fundamental IndexPLUSTM Fund

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.8%
Allied Waste North America, Inc.
4.600% due 03/28/2014		$5	$4
6.480% due 03/28/2014		124	119
Goodyear Tire & Rubber Co.
6.430% due 04/20/2014		1,000	941
HCA, Inc.
7.080% due 11/16/2013		1,786	1,724
Metro-Goldwyn-Mayer, Inc.
8.108% due 04/08/2012		597	555
SLM Corp.
0.000% due 02/16/2008		1,100	1,096

Total Bank Loan Obligations (Cost $4,615)			4,439

CORPORATE BONDS & NOTES 33.7%
Banking & Finance 22.9%
Ajax Re Ltd.
11.241% due 05/08/2009		2,500	2,511
Allstate Life Global Funding Trusts
4.924% due 03/23/2009		500	500
American Express Centurion Bank
5.056% due 04/17/2009		900	897
5.188% due 11/16/2009		1,000	997
5.250% due 05/07/2008		700	699
American Express Credit Corp.
5.285% due 03/02/2009		10	10
5.302% due 11/09/2009		800	787
American Honda Finance Corp.
5.206% due 03/09/2009		400	400
American International Group, Inc.
4.884% due 06/23/2008		2,400	2,402
5.078% due 06/16/2009		800	800
ANZ National International Ltd.
4.938% due 08/07/2009		700	698
Bank of America Corp.
4.875% due 11/06/2009		400	399
5.056% due 09/18/2009		300	300
Bank of America N.A.
5.040% due 02/27/2009		1,000	998
Bank of Ireland
4.951% due 12/19/2008		1,400	1,399
Bank of Scotland PLC
5.254% due 07/17/2009		500	499
Bear Stearns Cos., Inc.
4.920% due 03/30/2009		800	780
5.025% due 05/18/2010		2,900	2,742
5.072% due 08/21/2009		1,200	1,156
5.161% due 04/29/2008		500	495
5.284% due 01/30/2009		800	792
5.494% due 07/16/2009		800	770
Capital One Financial Corp.
5.426% due 09/10/2009		1,000	946
Caterpillar Financial Services Corp.
5.216% due 03/10/2009		1,200	1,198
CIT Group Holdings, Inc.
5.134% due 01/30/2009		100	94
CIT Group, Inc.
5.000% due 11/24/2008		100	99
5.225% due 05/23/2008		800	789
Citigroup Funding, Inc.
4.858% due 06/26/2009		700	690
4.896% due 04/23/2009		700	696
5.136% due 12/08/2008		200	198
5.304% due 03/02/2009		6,000	5,960
Citigroup Global Markets Holdings, Inc.
5.191% due 03/07/2008		1,075	1,076
Citigroup, Inc.
4.872% due 12/28/2009		2,700	2,652
5.286% due 06/09/2009		200	199
Credit Agricole S.A.
5.053% due 05/28/2009		900	901
5.103% due 05/28/2010		1,000	1,000
DnB NORBank ASA
5.072% due 02/25/2008		1,100	1,100
5.312% due 10/13/2009		800	801
East Lane Re Ltd.
10.911% due 05/06/2011		1,900	1,944
Export-Import Bank of Korea
5.460% due 10/04/2011		1,000	1,001
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		2,000	1,942
5.800% due 01/12/2009		500	475
6.625% due 06/16/2008		100	99
Foundation Re II Ltd.
11.655% due 11/26/2010		1,000	1,037
General Electric Capital Corp.
5.095% due 10/26/2009		900	898
5.162% due 03/12/2010		2,500	2,486
5.250% due 01/20/2010		2,700	2,669
GMAC LLC
6.034% due 09/23/2008		400	386
Goldman Sachs Group, Inc.
4.880% due 03/30/2009		1,500	1,494
4.924% due 12/23/2008		400	399
4.958% due 11/16/2009		2,200	2,161
4.969% due 11/10/2008		600	599
4.974% due 12/22/2008		1,000	997
5.481% due 07/23/2009		3,300	3,298
HSBC Finance Corp.
5.121% due 09/15/2008		600	600
5.212% due 03/12/2010		2,600	2,551
5.240% due 10/21/2009		600	597
ICICI Bank Ltd.
5.788% due 01/12/2010		1,400	1,383
International Lease Finance Corp.
5.250% due 05/24/2010		1,200	1,184
John Deere Capital Corp.
5.292% due 04/15/2008		200	200
5.292% due 07/15/2008		200	200
JPMorgan Chase & Co.
4.908% due 06/26/2009		2,500	2,490
4.915% due 06/26/2009		600	597
4.934% due 12/22/2008		3,200	3,194
Lehman Brothers Holdings, Inc.
4.905% due 11/24/2008		100	98
4.978% due 11/16/2009		3,000	2,924
5.241% due 01/23/2009		600	588
5.270% due 10/22/2008		500	496
5.320% due 04/03/2009		800	783
5.429% due 07/18/2011		200	190
MBNA Corp.
5.308% due 05/05/2008		1,000	1,002
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008		800	790
4.948% due 05/08/2009		600	584
4.960% due 08/14/2009		1,300	1,273
5.091% due 06/16/2008		1,200	1,197
5.191% due 10/23/2008		300	296
5.211% due 12/04/2009		1,000	970
Metropolitan Life Global Funding I
4.945% due 05/17/2010		1,800	1,788
Mirage Resorts, Inc.
6.750% due 02/01/2008		900	905
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		4,400	4,439
Morgan Stanley
4.925% due 05/07/2009		2,900	2,865
4.972% due 11/21/2008		700	695
5.006% due 02/09/2009		100	99
5.420% due 01/22/2009		1,200	1,187
5.459% due 01/18/2011		200	194
Mystic Re Ltd.
11.381% due 12/05/2008		1,200	1,215
National Australia Bank Ltd.
5.181% due 09/11/2009		300	300
Osiris Capital PLC
8.092% due 01/15/2010		1,400	1,403
Pricoa Global Funding I
5.164% due 01/25/2008		400	400
5.204% due 06/03/2008		700	700
Residential Capital LLC
7.615% due 05/22/2009		1,100	786
Rockies Express Pipeline LLC
5.776% due 08/20/2009		1,700	1,701
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		300	300
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		3,100	3,090
5.151% due 11/20/2008		300	299
SLM Corp.
5.164% due 01/26/2009		900	866
5.224% due 07/27/2009		1,150	1,082
5.284% due 01/26/2009		100	97
5.294% due 07/25/2008		1,500	1,469
5.824% due 12/15/2008		800	785
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		2,700	2,736
U.S. Bank N.A.
5.185% due 03/31/2008		4,700	4,699
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		200	200
VTB Capital S.A.
5.494% due 08/01/2008		400	396
6.660% due 11/02/2009		1,900	1,901
Wachovia Bank N.A.
4.924% due 03/23/2009		400	399
Wachovia Corp.
5.034% due 10/28/2008		2,100	2,095
Wells Fargo & Co.
5.186% due 03/10/2008		800	801
Westpac Banking Corp.
5.212% due 06/06/2008		600	600
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		2,300	2,337
World Savings Bank FSB
4.938% due 05/08/2009		1,100	1,101
5.242% due 05/08/2008		900	900

			130,332

Industrials 8.5%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		10	11
America Movil SAB de C.V.
4.958% due 06/27/2008		1,200	1,200
Amgen, Inc.
5.133% due 11/28/2008		1,900	1,898
Anadarko Petroleum Corp.
5.391% due 09/15/2009		1,300	1,280
BP AMI Leasing, Inc.
4.868% due 06/26/2009		1,800	1,802
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		600	650
Comcast Corp.
5.542% due 07/14/2009		400	399
Constellation Brands, Inc.
8.000% due 02/15/2008		1,300	1,305
CSC Holdings, Inc.
7.250% due 07/15/2008		800	803
Daimler Finance North America LLC
5.328% due 08/03/2009		200	199
5.441% due 10/31/2008		4,000	3,993
5.461% due 03/13/2009		700	696
5.541% due 03/13/2009		300	298
Diageo Capital PLC
4.987% due 11/10/2008		500	499
El Paso Corp.
6.500% due 06/01/2008		400	404
7.625% due 09/01/2008		300	305
General Mills, Inc.
5.310% due 01/22/2010		800	795
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		900	935
Home Depot, Inc.
5.116% due 12/16/2009		6,400	6,273
Hospira, Inc.
5.310% due 03/30/2010		1,200	1,192
Kimberly-Clark Corp.
5.060% due 07/30/2010		1,900	1,898
Mandalay Resort Group
6.500% due 07/31/2009		800	804
9.500% due 08/01/2008		1,335	1,368
Pemex Project Funding Master Trust
5.724% due 12/03/2012		200	197
Reynolds American, Inc.
5.691% due 06/15/2011		700	683
SABMiller PLC
5.531% due 07/01/2009		5,000	5,018
Safeway, Inc.
5.208% due 03/27/2009		700	699
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		600	600
Time Warner, Inc.
5.109% due 11/13/2009		5,100	4,977
Transcontinental Gas Pipe Line Corp.
6.522% due 04/15/2008		200	201
Transocean, Inc.
5.341% due 09/05/2008		300	299
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		2,000	2,001
Walt Disney Co.
5.294% due 07/16/2010		2,900	2,872
Weyerhaeuser Co.
5.884% due 09/24/2009		1,700	1,705
Xerox Corp.
9.750% due 01/15/2009		100	105

			48,364

Utilities 2.3%
AT&T, Inc.
4.978% due 02/05/2010		500	496
5.080% due 11/14/2008		2,550	2,547
Dominion Resources, Inc.
5.050% due 11/14/2008		2,000	1,997
Entergy Gulf States, Inc.
5.896% due 12/08/2008		200	201
Florida Power Corp.
5.279% due 11/14/2008		100	100
NiSource Finance Corp.
5.585% due 11/23/2009		2,935	2,908
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,300	1,300
Qwest Corp.
5.625% due 11/15/2008		1,300	1,300
Sierra Pacific Power Co.
8.000% due 06/01/2008		400	407
Southern California Edison Co.
4.994% due 02/02/2009		700	699
Telecom Italia Capital S.A.
5.391% due 02/01/2011		500	490
5.819% due 07/18/2011		400	391
Telefonica Emisones SAU
5.226% due 06/19/2009		400	397

			13,233

Total Corporate Bonds & Notes (Cost $193,418)			191,929

COMMODITY INDEX-LINKED NOTES 0.2%
Goldman Sachs Commodity Index Total Return 0.2%
Morgan Stanley
4.805% due 07/07/2008		1,000	1,002

Total Commodity Index-Linked Notes (Cost $1,000)			1,002

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
4.390% due 05/01/2035		93	93
4.482% due 05/01/2035		89	89
4.516% due 09/01/2035		118	118
4.557% due 07/01/2035		245	245
4.568% due 11/01/2035		183	183
4.640% due 09/01/2035		374	373
4.670% due 08/01/2035		1,688	1,692
4.711% due 12/01/2033		85	85
4.925% due 12/25/2036		477	469
4.965% due 01/25/2021		846	846
4.989% due 06/01/2035		407	409
5.000% due 09/01/2020 - 01/01/2038		3,743	3,672
5.215% due 09/25/2042		139	138
5.265% due 05/25/2031		181	180
5.701% due 07/01/2034		27	27
6.000% due 05/01/2037		2,969	3,017
6.063% due 06/01/2043 - 07/01/2044		721	721
6.187% due 11/01/2034		50	50
6.327% due 10/01/2034		24	24
6.407% due 07/01/2034		36	36
6.817% due 11/01/2035		39	40
7.252% due 09/01/2036		777	794
7.253% due 05/01/2036		754	766
7.308% due 07/01/2036		742	756
7.383% due 08/01/2036		781	796
Freddie Mac
4.364% due 09/01/2035		178	177
4.591% due 09/01/2035		253	253
4.704% due 06/01/2035		257	258
4.706% due 08/01/2035		351	350
4.905% due 12/25/2036		2,784	2,747
5.000% due 04/15/2012 - 07/15/2024		1,849	1,849
5.125% due 08/25/2031		46	46
5.178% due 07/15/2019 - 10/15/2020		15,609	15,549
5.258% due 02/15/2019		5,861	5,832
5.378% due 12/15/2030		44	44
5.428% due 06/15/2018		28	27
5.500% due 03/01/2037 - 11/01/2037		4,982	4,972
6.000% due 09/01/2037		993	1,008
6.063% due 02/25/2045		107	107

Total U.S. Government Agencies (Cost $48,604)			48,838

MORTGAGE-BACKED SECURITIES 14.7%
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		264	264
Banc of America Funding Corp.
6.144% due 01/20/2047		1,158	1,141
Banc of America Mortgage Securities, Inc.
4.150% due 10/25/2033		655	648
4.341% due 05/25/2033		1,516	1,512
5.660% due 07/25/2034		917	922
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		8,894	8,813
4.750% due 10/25/2035		290	288
5.073% due 11/25/2034		1,737	1,735
5.705% due 07/25/2034		750	753
Bear Stearns Alt-A Trust
4.996% due 12/25/2033		829	826
5.025% due 02/25/2034		719	683
5.527% due 09/25/2035		342	337
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		1,499	1,488
Bear Stearns Structured Products, Inc.
5.684% due 01/26/2036		1,230	1,219
5.787% due 12/26/2046		671	663
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		192	186
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		68	66
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		233	231
5.025% due 02/25/2047		1,789	1,678
5.045% due 05/25/2047		606	572
5.145% due 02/25/2037		2,932	2,772
5.788% due 02/25/2036		1,453	1,397
Countrywide Home Loan Mortgage Pass-Through Trust
4.801% due 11/25/2034		1,091	1,084
5.105% due 04/25/2035		19	19
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.945% due 02/25/2037		3,050	2,993
First Horizon Asset Securities, Inc.
5.372% due 08/25/2035		901	898
GMAC Mortgage Corp. Loan Trust
5.016% due 11/19/2035		63	63
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		652	638
4.945% due 01/25/2047		866	849
5.135% due 11/25/2045		31	28
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		909	902
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		821	785
5.352% due 06/06/2020		43	43
Harborview Mortgage Loan Trust
3.941% due 06/19/2034		6,000	5,912
5.055% due 01/19/2038		363	359
5.155% due 01/19/2038		576	540
5.185% due 05/19/2035		60	57
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		402	395
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		229	224
4.965% due 01/25/2037		309	306
5.047% due 12/25/2034		378	374
JPMorgan Mortgage Trust
5.023% due 02/25/2035		956	937
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		50	50
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		989	980
Mellon Residential Funding Corp.
5.468% due 12/15/2030		347	340
Merrill Lynch Floating Trust
5.098% due 06/15/2022		2,610	2,533
Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033		1,372	1,360
5.075% due 02/25/2036		595	573
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		216	209
5.865% due 10/25/2035		330	324
6.989% due 01/25/2029		383	386
Morgan Stanley Capital I
5.088% due 10/15/2020		386	378
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		208	208
Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034		826	818
5.357% due 01/25/2035		1,238	1,231
5.535% due 08/25/2035		537	533
Structured Asset Mortgage Investments, Inc.
4.965% due 09/25/2047		1,960	1,943
4.995% due 03/25/2037		1,388	1,321
5.145% due 02/25/2036		70	66
5.215% due 07/19/2035		268	255
Structured Asset Securities Corp.
4.915% due 05/25/2036		691	672
5.331% due 10/25/2035		311	308
TBW Mortgage-Backed Pass-Through Certificates
4.975% due 01/25/2037		2,585	2,532
Thornburg Mortgage Securities Trust
4.883% due 03/25/2037		2,965	2,889
4.919% due 06/25/2037		1,511	1,494
4.975% due 03/25/2046		2,053	2,047
4.975% due 11/25/2046		1,564	1,529
4.985% due 09/25/2046		469	459
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		1,264	1,211
5.118% due 09/15/2021		3,145	3,098
Washington Mutual, Inc.
5.055% due 04/25/2045		1	1
5.135% due 12/25/2045		37	35
5.155% due 10/25/2045		38	36
5.483% due 02/27/2034		584	572
5.505% due 12/25/2027		1,466	1,384
5.518% due 01/25/2047		411	387
5.788% due 02/25/2046		2,733	2,661
5.883% due 10/25/2046		485	475
5.883% due 12/25/2046		2,731	2,693
5.988% due 11/25/2042		88	87
6.059% due 05/25/2041		19	21
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		160	159

Total Mortgage-Backed Securities (Cost $84,664)			83,858

ASSET-BACKED SECURITIES 20.3%
ACE Securities Corp.
4.915% due 12/25/2036		318	309
4.925% due 05/25/2036		92	92
4.925% due 10/25/2036		259	250
4.945% due 10/25/2036		117	114
AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008		461	461
Argent Securities, Inc.
4.915% due 09/25/2036		266	262
Asset-Backed Funding Certificates
4.925% due 11/25/2036		544	527
4.925% due 01/25/2037		527	519
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		375	370
4.915% due 12/25/2036		775	759
5.140% due 09/25/2034		46	45
Atrium CDO Corp.
5.441% due 06/27/2015		3,072	3,050
Bank One Issuance Trust
5.138% due 12/15/2010		6,600	6,602
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		740	726
4.945% due 10/25/2036		342	338
5.065% due 09/25/2034		4	4
Carrington Mortgage Loan Trust
4.915% due 01/25/2037		2,892	2,830
5.103% due 10/25/2035		937	869
5.115% due 06/25/2035		673	671
Chase Credit Card Master Trust
5.138% due 02/15/2011		1,300	1,300
Chase Issuance Trust
5.018% due 07/15/2011		1,300	1,297
5.038% due 12/15/2010		3,000	3,000
5.038% due 02/15/2011		2,300	2,297
Citibank Credit Card Issuance Trust
5.045% due 02/07/2010		5,300	5,301
Citigroup Mortgage Loan Trust, Inc.
4.915% due 11/25/2036		454	450
4.925% due 01/25/2037		977	960
Countrywide Asset-Backed Certificates
4.915% due 01/25/2037		794	784
4.915% due 05/25/2037		8,038	7,859
4.915% due 03/25/2047		135	133
4.925% due 03/25/2037		213	207
4.935% due 06/25/2037		1,009	984
4.945% due 06/25/2037		597	583
4.975% due 10/25/2046		144	141
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		644	622
4.985% due 07/25/2037		1,292	1,227
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		100	100
First Franklin Mortgage Loan Asset-Backed Certificates
4.905% due 01/25/2038		1,501	1,452
4.915% due 11/25/2036		992	952
4.915% due 12/25/2036		578	565
4.925% due 06/25/2036		655	637
4.935% due 12/25/2037		3,109	3,038
4.955% due 11/25/2036		6	6
Ford Credit Auto Owner Trust
5.048% due 12/15/2009		1,045	1,044
Fremont Home Loan Trust
4.915% due 10/25/2036		1,818	1,796
4.925% due 01/25/2037		568	554
4.935% due 02/25/2037		114	112
GS Auto Loan Trust
5.344% due 07/15/2008		324	324
GSAMP Trust
4.905% due 10/25/2046		393	385
4.935% due 09/25/2036		137	136
4.935% due 12/25/2036		826	804
GSR Mortgage Loan Trust
4.965% due 11/25/2030		7	7
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		852	840
5.219% due 01/20/2035		1,127	1,093
HSI Asset Securitization Corp. Trust
4.915% due 10/25/2036		1,533	1,464
4.915% due 12/25/2036		438	422
Indymac Residential Asset-Backed Trust
4.925% due 04/25/2037		440	430
4.945% due 07/25/2037		1,368	1,342
JPMorgan Mortgage Acquisition Corp.
4.915% due 08/25/2036		99	97
4.915% due 10/25/2036		3,063	2,987
4.935% due 11/25/2036		629	618
Lehman XS Trust
4.935% due 05/25/2046		209	207
4.985% due 11/25/2036		980	979
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036		536	533
4.905% due 11/25/2036		2,175	2,138
4.955% due 01/25/2046		15	15
5.045% due 08/25/2035		160	159
5.145% due 10/25/2034		6	6
MASTR Asset-Backed Securities Trust
4.925% due 11/25/2036		767	747
MBNA Credit Card Master Note Trust
5.128% due 12/15/2011		2,100	2,097
5.148% due 08/16/2010		2,100	2,101
Merrill Lynch Mortgage Investors, Inc.
4.895% due 06/25/2037		387	382
4.935% due 08/25/2036		1,558	1,537
Morgan Stanley ABS Capital I
4.895% due 06/25/2036		360	355
4.905% due 10/25/2036		171	168
4.915% due 10/25/2036		294	281
4.915% due 11/25/2036		1,355	1,284
4.925% due 05/25/2037		2,963	2,859
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		454	442
Nationstar Home Equity Loan Trust
4.925% due 03/25/2037		1,037	1,018
4.985% due 04/25/2037		3,415	3,311
Nelnet Student Loan Trust
5.182% due 09/25/2012		30	30
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		98	97
Option One Mortgage Loan Trust
4.905% due 02/25/2037		893	864
4.915% due 07/25/2036		242	240
4.915% due 01/25/2037		764	752
Park Place Securities, Inc.
5.125% due 09/25/2035		272	267
5.177% due 10/25/2034		236	204
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036		529	520
4.945% due 10/25/2036		1,126	1,096
4.965% due 08/25/2046		2,584	2,538
Residential Asset Securities Corp.
4.905% due 08/25/2036		67	66
4.925% due 10/25/2036		411	405
4.935% due 11/25/2036		854	833
Residential Funding Mortgage Securities II, Inc.
4.985% due 05/25/2037		1,370	1,346
Saxon Asset Securities Trust
4.925% due 10/25/2046		92	90
SBI HELOC Trust
5.035% due 08/25/2036		113	108
Sears Credit Account Master Trust
5.248% due 04/16/2013		5,500	5,481
Securitized Asset-Backed Receivables LLC Trust
4.915% due 09/25/2036		542	527
4.925% due 12/25/2036		1,110	1,042
4.995% due 05/25/2037		1,143	1,130
SLC Student Loan Trust
4.849% due 02/15/2015		981	979
SLM Student Loan Trust
5.084% due 01/25/2016		79	79
5.084% due 10/25/2016		1,224	1,221
5.094% due 10/26/2015		338	337
Soundview Home Equity Loan Trust
4.915% due 10/25/2036		116	113
4.925% due 06/25/2036		58	58
4.925% due 12/25/2036		471	464
4.945% due 01/25/2037		2,508	2,460
4.965% due 10/25/2036		304	299
Specialty Underwriting & Residential Finance
4.910% due 11/25/2037		582	569
4.925% due 01/25/2038		1,464	1,426
Structured Asset Securities Corp.
4.915% due 10/25/2036		910	894
4.995% due 12/25/2035		12	12
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		1,474	1,447

Total Asset-Backed Securities (Cost $117,646)			115,761

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.295% due 11/22/2012		100	100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,300	1,255
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	894

Total Foreign Currency-Denominated Issues (Cost $2,225)			2,149

SHORT-TERM INSTRUMENTS 21.3%
Certificates of Deposit 4.0%
Bank of Ireland
5.282% due 01/15/2010		$3,200	3,206
Barclays Bank PLC
5.021% due 03/17/2008		2,400	2,401
Calyon Financial, Inc.
5.204% due 01/16/2009		1,400	1,398
Fortis Bank NY
4.767% due 06/30/2008		1,800	1,797
5.148% due 09/30/2008		1,600	1,597
HSBC Bank USA N.A.
5.426% due 07/28/2008		100	100
Nordea Bank Finland PLC
4.695% due 03/31/2008		300	300
4.991% due 05/28/2008		700	700
5.230% due 04/09/2009		2,000	1,998
Royal Bank of Scotland Group PLC
4.734% due 03/26/2008		100	100
Skandinaviska Enskilda Banken AB
4.869% due 02/13/2009		1,100	1,099
Societe Generale NY
4.768% due 06/30/2008		3,000	3,001
4.806% due 03/26/2008		700	700
5.271% due 03/28/2008		300	300
Unicredito Italiano NY
5.062% due 05/29/2008		4,300	4,300

			22,997

Commercial Paper 15.7%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		3,900	3,898
ANZ National International Ltd.
4.700% due 02/01/2008		17,100	17,033
Citibank N.A.
5.940% due 02/04/2008		11,500	11,437
Cox Communications, Inc.
6.002% due 01/15/2008		6,000	5,999
Rabobank Financial Co.
3.980% due 01/02/2008		15,900	15,900
Royal Bank of Scotland Group PLC
4.740% due 01/28/2008		2,900	2,890
UBS Finance Delaware LLC
4.000% due 01/02/2008		15,900	15,900
Westpac Banking Corp.
4.670% due 02/01/2008		16,000	15,938

			88,995

Repurchase Agreements 1.3%
State Street Bank and Trust Co.
3.900% due 01/02/2008		7,358	7,358

(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $7,506. Repurchase proceeds are $7,360.)
U.S. Treasury Bills 0.3%
3.025% due 02/28/2008 - 03/13/2008 (a)(b)(d)		1,780	1,764

Total Short-Term Instruments (Cost $121,120)			121,114

Purchased Options (f) 0.2% (Cost $233)			1,248
Total Investments 100.2% (Cost $573,625)			$570,438
Written Options (g) (0.2%) (Premiums $263)			(970)
Other Assets and Liabilities (Net) (0.0%)			(361)

Net Assets (c) 100.0%			$569,107

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $991 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $11,907 and derivative instruments with an aggregate depreciation of ($9,434) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $773 and cash of $2,530 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,104	$3,591
90-Day Eurodollar June Futures	Long	06/2008	443	1,136
90-Day Eurodollar June Futures	Long	06/2009	308	713
90-Day Eurodollar March Futures	Long	03/2009	469	1,155
90-Day Eurodollar September Futures	Long	09/2008	565	1,918
90-Day Eurodollar September Futures	Long	09/2009	307	670
E-mini S&P 500 Index March Futures	Long	03/2008	10	(10)
U.S. Treasury 2-Year Note March Futures	Short	03/2008	78	(61)
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	541	476
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	27	80
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	594	560
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	17	49
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	116	89
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53	152
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	173	338

				$10,856

(e) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	$400	$5
Bank of America	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	600	8
Bank of America	Daimler Finance N.A. LLC 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	900	0
Bank of America	MBIA, Inc.	Sell	2.800%	12/20/2012	400	(6)
Bank of America	MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	400	(31)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	1,000	0
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	1,000	(5)
Barclays Bank PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	2,400	(151)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	1,000	(98)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	800	(23)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	4,000	(2)
Barclays Bank PLC	SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	800	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	2,000	1
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	600	0
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	1,900	0
Bear Stearns & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	1,200	(21)
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	3,000	31
Credit Suisse USA, Inc.	Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	400	2
Credit Suisse USA, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	1,000	0
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.140%	06/20/2008	2,000	(20)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	2,300	(3)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.130%	06/20/2008	2,000	(14)
Deutsche Bank AG	MBIA, Inc.	Sell	3.400%	12/20/2012	400	2
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	800	(5)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.120%	06/20/2008	2,000	(9)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	400	(8)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	4,000	(4)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	3,100	(8)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	100	(9)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	300	(33)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	200	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	1,000	(10)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	3,700	(28)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	2,100	4
Lehman Brothers, Inc.	California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	400	0
Lehman Brothers, Inc.	Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	600	(2)
Lehman Brothers, Inc.	Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	300	(1)
Lehman Brothers, Inc.	Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	400	1
Lehman Brothers, Inc.	Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	500	2
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	200	(4)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	200	(4)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	1,000	(27)
Lehman Brothers, Inc.	Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	400	0
Lehman Brothers, Inc.	New York, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	400	1
Lehman Brothers, Inc.	Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	400	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	500	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	1,600	1
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	3,000	(819)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	500	(1)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	1,900	(139)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,100	(100)
Royal Bank of Scotland Group PLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	400	3
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	600	(1)
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	1,000	3
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	1,900	11
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	600	6
Royal Bank of Scotland Group PLC	Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	1,000	7
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	2,300	32
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	900	(8)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	1,500	(92)
UBS Warburg LLC	GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	4,200	(42)
Wachovia Bank N.A.	MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	400	(16)

						$(1,623)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	$5,000	$(93)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(17)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	(7)
Deutsche Bank AG	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	1,300	(14)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	(25)

						$(156)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	2,400	$(19)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		1,500	(7)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		600	(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,500	(12)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		800	5
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		900	3
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,200	(18)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		1,600	(7)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(4)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		16,200	(244)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(12)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		200	(4)
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	9,900	(36)
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	40
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,700	(161)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		800	30
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		100	(15)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,800	12
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$5,900	39
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		55,000	83
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		17,700	55
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		2,900	9
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		9,500	39
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		1,200	(31)

							$(264)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	592,475	$398
Credit Suisse USA, Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	914,529	1,407
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	594,300	(3,547)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	317,787	(3,498)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	448,976	(5,336)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	1,726,321	1,113
Merrill Lynch & Co., Inc.	Short	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	104,246	88

						$(9,375)

(f) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$7,100	$36	$147
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	107
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	47
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	47
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,200	26	149
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	31,700	108	751

							$233	$1,248

(g) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$112.000	02/22/2008	18	$15	$39
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	18	13	28
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	18	7	1

				$35	$68

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$3,100	$36	$113
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,000	37	99
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	35
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	42
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,100	26	113
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	10,600	105	500

							$228	$902

(h) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	6.000%	01/01/2038	$1,000	$1,016	$1,015
Freddie Mac	5.500%	01/01/2038	5,000	5,009	4,991
U.S. Treasury Bonds	3.125%	11/30/2009	3,400	3,397	3,429

				$9,422	$9,435

(2)	Market value includes $25 of interest payable on short sales.

(i) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	433	05/2008	$0	$0	$0
Buy	AUD	1,591	01/2008	7	0	7
Sell		300	01/2008	2	0	2
Buy	BRL	39,853	03/2008	2,392	0	2,392
Buy		499	07/2008	3	0	3
Buy	CNY	604	01/2008	1	0	1
Sell		604	01/2008	0	(2)	(2)
Buy	GBP	163	01/2008	0	0	0
Sell		5,335	01/2008	120	(1)	119
Buy	IDR	3,528,000	05/2008	0	(29)	(29)
Buy	INR	133,244	05/2008	192	0	192
Buy		6,728	08/2008	0	(1)	(1)
Sell	JPY	40,269	02/2008	1	0	1
Buy	KRW	250,192	01/2008	0	(6)	(6)
Buy		116,442	05/2008	0	(3)	(3)
Buy		2,863,513	08/2008	0	(14)	(14)
Buy	KWD	33	05/2008	1	0	1
Buy	MXN	33,924	03/2008	20	(3)	17
Sell		9,977	03/2008	0	(7)	(7)
Buy		9,670	07/2008	6	(2)	4
Buy	MYR	4,667	05/2008	23	0	23
Buy	PHP	39,051	05/2008	90	0	90
Buy	PLN	215	03/2008	1	0	1
Sell		215	03/2008	0	(1)	(1)
Buy		8,314	07/2008	320	0	320
Sell		8,314	07/2008	0	(35)	(35)
Buy	RUB	92,493	01/2008	173	0	173
Sell		92,493	01/2008	3	(1)	2
Buy		38,923	07/2008	36	0	36
Sell		4,486	07/2008	0	(1)	(1)
Buy		39,680	11/2008	1	0	1
Buy	SAR	444	05/2008	0	(1)	(1)
Buy	SGD	2,417	02/2008	51	0	51
Sell		29	02/2008	0	0	0
Buy		4,127	05/2008	128	0	128
Buy	ZAR	590	07/2008	0	(4)	(4)

				$3,571	$(111)	$3,460

See accompanying notes

Schedule of Investments

Fundamental IndexPLUSTM TR Fund

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.0%
HCA, Inc.
7.080% due 11/16/2013		$2,481	$2,394
Idearc, Inc.
6.830% due 11/17/2014		2,494	2,379
SLM Corp.
1.000% due 02/16/2008		1,400	1,395
Tell Group PLC
6.345% due 04/27/2011		72	69

Total Bank Loan Obligations (Cost $6,440)			6,237

CORPORATE BONDS & NOTES 18.6%
Banking & Finance 14.1%
Allstate Life Global Funding Trusts
4.924% due 03/23/2009		600	599
American General Finance Corp.
6.900% due 12/15/2017		1,600	1,604
American International Group, Inc.
5.050% due 10/01/2015		100	97
5.850% due 01/16/2018		4,000	4,034
Bank of America Corp.
5.056% due 09/18/2009		200	200
5.750% due 12/01/2017		1,100	1,105
Bank of America N.A.
6.000% due 10/15/2036		300	288
Bank of Ireland
5.016% due 12/18/2009		3,100	3,093
Barclays Bank PLC
6.050% due 12/04/2017		1,000	1,009
C10 Capital SPV Ltd.
6.722% due 12/31/2049		800	739
Calabash Re II Ltd.
13.391% due 01/08/2010		1,600	1,652
14.591% due 01/08/2010		1,600	1,712
CIT Group Holdings, Inc.
5.134% due 01/30/2009		600	564
CIT Group, Inc.
5.019% due 08/15/2008		1,000	992
5.025% due 08/17/2009		300	279
5.091% due 12/19/2008		500	472
Citigroup Capital XXI
8.300% due 12/21/2057		1,700	1,780
Citigroup, Inc.
4.872% due 12/28/2009		500	491
6.000% due 08/15/2017		6,700	6,848
DnB NORBank ASA
5.312% due 10/13/2009		1,000	1,001
Export-Import Bank of China
4.875% due 07/21/2015		100	98
Ford Motor Credit Co. LLC
6.625% due 06/16/2008		22,400	22,076
Foundation Re II Ltd.
11.655% due 11/26/2010		1,400	1,451
GMAC LLC
6.000% due 12/15/2011		200	168
Goldman Sachs Group, Inc.
5.111% due 07/29/2008		700	699
6.750% due 10/01/2037		10,900	10,713
HBOS PLC
5.920% due 09/29/2049		100	87
HSBC Holdings PLC
6.500% due 05/02/2036		1,900	1,853
ICICI Bank Ltd.
5.788% due 01/12/2010		1,800	1,778
JPMorgan Chase & Co.
6.000% due 01/15/2018		900	917
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,732
JPMorgan Chase Capital
6.550% due 09/29/2036		100	91
Lehman Brothers Holdings, Inc.
4.934% due 12/23/2008		200	197
5.094% due 12/23/2010		900	839
5.170% due 05/25/2010		100	96
6.200% due 09/26/2014		400	408
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		2,400	2,449
MetLife, Inc.
6.400% due 12/15/2036		400	368
Mystic Re Ltd.
11.381% due 12/05/2008		1,500	1,518
National Australia Bank Ltd.
5.181% due 09/11/2009		800	800
Petroleum Export Ltd.
5.265% due 06/15/2011		80	79
RBS Capital Trust III
5.512% due 09/29/2049		1,200	1,105
Resona Bank Ltd.
5.850% due 09/29/2049		200	186
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		900	904
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,000	926
State Street Capital Trust IV
5.991% due 06/15/2037		200	156
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	191
UBS AG
5.875% due 12/20/2017		700	706
USB Capital IX
6.189% due 04/15/2049		200	181
VTB Capital S.A.
5.494% due 08/01/2008		900	892
Westpac Banking Corp.
5.212% due 06/06/2008		800	800
ZFS Finance USA Trust I
5.875% due 05/09/2032		500	468

			83,491

Industrials 3.3%
AstraZeneca PLC
5.900% due 09/15/2017		400	421
6.450% due 09/15/2037		300	330
C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,100	4,849
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		400	434
CODELCO, Inc.
6.150% due 10/24/2036		100	99
Comcast Corp.
5.875% due 02/15/2018		300	300
6.450% due 03/15/2037		300	306
Daimler Finance North America LLC
5.541% due 03/13/2009		200	199
Gaz Capital for Gazprom
6.212% due 11/22/2016		200	192
HJ Heinz Co.
6.428% due 12/01/2008		100	102
International Business Machines Corp.
5.700% due 09/14/2017		7,800	8,078
Kraft Foods, Inc.
6.125% due 02/01/2018		800	808
Peabody Energy Corp.
7.875% due 11/01/2026		300	306
Rohm & Haas Co.
6.000% due 09/15/2017		500	509
Time Warner, Inc.
5.875% due 11/15/2016		2,100	2,091
Williams Cos., Inc.
6.375% due 10/01/2010		700	711

			19,735

Utilities 1.2%
Dominion Resources, Inc.
5.050% due 11/14/2008		2,800	2,795
Enel Finance International S.A.
6.800% due 09/15/2037		2,900	2,923
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		600	600
NGPL Pipe Co. LLC
6.514% due 12/15/2012		800	813
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		250	237

			7,368

Total Corporate Bonds & Notes (Cost $110,541)			110,594

MUNICIPAL BONDS 1.0%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047		5,800	5,417
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		285	272

Total Municipal Bonds (Cost $5,662)			5,689

COMMODITY INDEX-LINKED NOTES 0.3%
Goldman Sachs Commodity Index Total Return 0.3%
Morgan Stanley
4.805% due 07/07/2008		2,000	2,004

Total Commodity Index-Linked Notes (Cost $2,000)			2,004

U.S. GOVERNMENT AGENCIES 77.5%
Fannie Mae
4.382% due 03/01/2035		265	268
4.434% due 01/01/2035		1,264	1,253
4.441% due 07/01/2034		1,041	1,035
4.500% due 08/01/2035		1,759	1,750
4.516% due 09/01/2035		769	767
4.535% due 07/01/2035		995	996
4.557% due 07/01/2035		1,321	1,321
4.633% due 10/01/2035		702	703
4.640% due 09/01/2035		1,683	1,680
4.658% due 12/01/2033		691	705
4.669% due 05/25/2035		200	202
4.711% due 12/01/2033		442	442
4.831% due 06/01/2035		1,899	1,894
4.925% due 12/25/2036		652	641
4.989% due 06/01/2035		1,831	1,839
5.000% due 06/25/2027 - 02/01/2038		35,207	34,353
5.000% due 03/01/2036 (f)		26,925	26,290
5.215% due 09/25/2042		1,039	1,029
5.500% due 02/01/2014 - 02/01/2038		94,524	94,463
5.500% due 03/01/2037 (f)		24,927	24,903
6.000% due 05/01/2035 - 01/01/2038		188,043	191,012
6.063% due 06/01/2043 - 07/01/2044		1,038	1,039
6.327% due 10/01/2034		228	229
6.500% due 08/01/2029 - 09/01/2037		1,220	1,254
6.817% due 11/01/2035		311	320
Freddie Mac
4.364% due 09/01/2035		761	757
4.500% due 10/15/2022		837	836
4.704% due 06/01/2035		1,992	1,999
4.706% due 08/01/2035		1,642	1,638
4.814% due 10/01/2035		1,173	1,174
4.903% due 11/01/2034		1,141	1,159
5.000% due 04/15/2012 - 01/15/2024		1,074	1,074
5.125% due 08/25/2031		240	240
5.178% due 07/15/2019 - 08/15/2019		7,156	7,128
5.258% due 02/15/2019		7,815	7,776
5.428% due 06/15/2018		170	171
5.500% due 08/01/2037 - 02/01/2038		21,129	21,078
6.000% due 06/01/2037 - 10/01/2037		21,611	21,937
6.063% due 02/25/2045		111	111
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037		997	1,021
Small Business Administration
5.290% due 12/01/2027		700	709

Total U.S. Government Agencies (Cost $455,442)			459,196

U.S. TREASURY OBLIGATIONS 5.7%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026		947	944
2.375% due 01/15/2025		554	582
2.375% due 01/15/2027		29,906	31,634
2.625% due 07/15/2017		406	438

Total U.S. Treasury Obligations (Cost $33,397)			33,598

MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		294	282
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		1,567	1,557
Bear Stearns Alt-A Trust
5.025% due 02/25/2034		981	932
5.527% due 09/25/2035		230	227
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		319	313
4.900% due 12/25/2035		666	658
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		1,826	1,807
5.045% due 05/25/2047		779	736
5.145% due 02/25/2037		3,372	3,188
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		223	221
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		542	540
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.945% due 02/25/2037		3,797	3,725
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		974	954
4.945% due 01/25/2047		1,161	1,138
GS Mortgage Securities Corp. II
5.352% due 06/06/2020		59	59
GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,968	1,954
5.251% due 11/25/2035		1,393	1,347
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		592	581
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		526	513
4.965% due 01/25/2037		422	418
5.189% due 01/25/2036		909	898
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		674	674
Mellon Residential Funding Corp.
5.468% due 12/15/2030		2,552	2,502
Merrill Lynch Floating Trust
5.098% due 06/15/2022		4,125	4,003
Structured Adjustable Rate Mortgage Loan Trust
5.305% due 08/25/2034		1,161	1,156
6.188% due 01/25/2035		590	573
Structured Asset Mortgage Investments, Inc.
5.145% due 02/25/2036		352	335
TBW Mortgage-Backed Pass-Through Certificates
4.975% due 01/25/2037		152	149
Thornburg Mortgage Securities Trust
4.975% due 03/25/2046		1,294	1,290
4.975% due 11/25/2046		1,026	1,003
4.985% due 09/25/2046		1,493	1,460
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		2,111	2,079
Washington Mutual, Inc.
5.155% due 10/25/2045		117	110
5.988% due 11/25/2042		140	136
6.059% due 05/25/2041		141	141
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,298	1,284

Total Mortgage-Backed Securities (Cost $39,687)			38,943

ASSET-BACKED SECURITIES 12.6%
ACE Securities Corp.
4.915% due 12/25/2036		382	371
4.945% due 10/25/2036		410	399
Asset-Backed Funding Certificates
4.925% due 11/25/2036		786	761
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		542	534
5.140% due 09/25/2034		151	148
Bank One Issuance Trust
5.138% due 12/15/2010		7,800	7,803
5.148% due 09/15/2010		5,859	5,859
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		1,110	1,090
4.945% due 10/25/2036		411	406
5.065% due 09/25/2034		22	22
Chase Credit Card Master Trust
5.138% due 02/15/2011		1,800	1,800
Chase Issuance Trust
5.018% due 07/15/2011		1,800	1,796
Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009		392	392
Citigroup Mortgage Loan Trust, Inc.
4.915% due 11/25/2036		227	225
Countrywide Asset-Backed Certificates
4.915% due 05/25/2037		6,484	6,326
4.915% due 03/25/2047		450	443
4.925% due 03/25/2037		692	674
4.935% due 06/25/2037		937	914
4.945% due 06/25/2037		821	802
4.975% due 10/25/2046		480	469
Credit-Based Asset Servicing & Securitization LLC
4.925% due 03/25/2036		68	68
4.925% due 11/25/2036		859	830
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		249	249
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036		1,452	1,393
4.915% due 12/25/2036		903	881
4.925% due 06/25/2036		2,014	1,960
Fremont Home Loan Trust
4.915% due 10/25/2036		2,867	2,832
4.925% due 01/25/2037		725	707
4.935% due 02/25/2037		324	318
GSAMP Trust
4.935% due 09/25/2036		503	493
GSR Mortgage Loan Trust
4.965% due 11/25/2030		78	78
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		678	669
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		584	562
Indymac Residential Asset-Backed Trust
4.925% due 04/25/2037		654	640
JPMorgan Mortgage Acquisition Corp.
4.915% due 08/25/2036		257	252
4.915% due 10/25/2036		4,154	4,051
4.935% due 11/25/2036		215	212
Lehman XS Trust
4.935% due 05/25/2046		268	266
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036		941	936
4.905% due 11/25/2036		3,329	3,273
4.955% due 01/25/2046		134	134
5.045% due 08/25/2035		245	241
5.145% due 10/25/2034		17	16
MBNA Credit Card Master Note Trust
5.128% due 12/15/2011		2,900	2,895
5.148% due 08/16/2010		3,150	3,151
Merrill Lynch Mortgage Investors, Inc.
4.895% due 06/25/2037		572	565
4.935% due 08/25/2036		2,134	2,105
Morgan Stanley ABS Capital I
4.895% due 06/25/2036		568	560
4.905% due 10/25/2036		353	348
4.915% due 10/25/2036		427	408
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		680	662
Nelnet Student Loan Trust
5.182% due 09/25/2012		402	401
Option One Mortgage Loan Trust
4.905% due 02/25/2037		1,314	1,272
4.915% due 07/25/2036		363	360
Park Place Securities, Inc.
5.177% due 10/25/2034		728	632
Residential Asset Mortgage Products, Inc.
4.945% due 10/25/2036		740	720
Residential Asset Securities Corp.
4.925% due 10/25/2036		1,281	1,264
4.935% due 11/25/2036		716	699
Saxon Asset Securities Trust
4.925% due 10/25/2046		289	285
SBI HELOC Trust
5.035% due 08/25/2036		408	389
Soundview Home Equity Loan Trust
4.915% due 10/25/2036		369	362
4.945% due 01/25/2037		3,435	3,369
Specialty Underwriting & Residential Finance
4.910% due 11/25/2037		950	930
Structured Asset Securities Corp.
4.915% due 10/25/2036		813	799
4.995% due 12/25/2035		206	205

Total Asset-Backed Securities (Cost $75,856)			74,676

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	99

Total Sovereign Issues (Cost $99)			99

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	327
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	13,203

Total Foreign Currency-Denominated Issues (Cost $12,934)			13,530

		Shares
PREFERRED STOCKS 0.4%
DG Funding Trust
6.979% due 12/31/2049		243	2,571

Total Preferred Stocks (Cost $2,585)			2,571

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.4%
Repurchase Agreements 1.6%
State Street Bank and Trust Co.
3.900% due 01/02/2008		$9,723	9,723

(Dated 12/31/2007. Collateralized by U.S. Treasury Bonds 3.625% due 04/15/2028 valued at $21,369. Repurchase proceeds are $9,725.)
U.S. Treasury Bills 1.8%
2.904% due 02/28/2008 - 03/13/2008 (a)(c)(d)(g)		10,565	10,469

Total Short-Term Instruments (Cost $20,229)			20,192

Purchased Options (i) 1.2% (Cost $1,468)			6,928
Total Investments 130.6% (Cost $766,340)			$774,257
Written Options (j) (0.9%) (Premiums $1,632)			(5,408)
Other Assets and Liabilities (Net) (29.7%)			(176,202)

Net Assets (e) 100.0%			$592,647

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $9,412 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $483 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $3,399 and derivative instruments with an aggregate depreciation of ($12,636) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $81,344 at a weighted average interest rate of 5.070%. On December 31, 2007, securities valued at $48,886 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $574 and cash of $3,525 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,241	$4,510
90-Day Eurodollar June Futures	Long	06/2008	413	993
90-Day Eurodollar June Futures	Long	06/2009	67	172
90-Day Eurodollar March Futures	Long	03/2009	549	1,475
90-Day Eurodollar September Futures	Long	09/2008	242	872
90-Day Eurodollar September Futures	Long	09/2009	29	73
E-mini S&P 500 Index March Futures	Long	03/2008	5	(5)
S&P 500 Index March Futures	Long	03/2008	4	(4)
U.S. Treasury 2-Year Note March Futures	Short	03/2008	113	(93)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	149	(69)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	36	20
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	17	43
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	62	188
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	407	384
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	36	106
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	165	127
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	98	292
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	167	375

				$9,459

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	$1,500	$2
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	5,600	(32)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	1,800	(5)
BNP Paribas Bank	General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	100	(8)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	5,780	(7)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	600	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	500	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	600	0
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	300	(25)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	500	(34)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	4,100	70
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	3,100	(130)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	400	(1)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	15
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,600	(145)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,000	(5)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	3,800	(14)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	600	(6)

						$(326)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation )
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	$5,000	$(93)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(17)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	(6)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	(25)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	(15)

						$(156)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	1,900	$(49)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		2,600	34
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		18,400	(101)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	3,000	(25)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		800	(6)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,900	(15)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,100	7
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		2,900	(35)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	11
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		4,100	(61)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(4)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,400	16
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		4,700	24
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,800	(10)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		400	(7)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		2,400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		800	(16)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		1,700	(36)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		1,300	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(7)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	(9)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	4,600	20
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,700	20
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	32
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		2,700	11
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,400	(60)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		5,400	5
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		13,600	294
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	61
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		900	(100)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(30)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,000	83
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	36
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,300	15
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,800	80
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,900	172
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		300	(36)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017	JPY	80,000	17
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017		140,000	30
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,200	(4)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		8,200	(65)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$23,800	85
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		1,700	11
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		3,400	41
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		3,800	(68)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		9,300	37
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		1,100	(33)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		15,600	26
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		7,000	34
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		17,400	48
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		2,300	(64)

							$409

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation )
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	1,019,623	$1,538
Credit Suisse USA, Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	1,215,708	1,859
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	594,295	(3,583)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	658,273	(7,245)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	471,425	(5,603)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	785,099	567
Merrill Lynch & Co., Inc.	Short	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	62,698	(45)

						$(12,512)

(i) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$39,000	$187	$810
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	18,000	52	137
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	18,000	135	468
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	186
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	57,100	202	1,185
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	38,800	192	908
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	52,500	307	1,063
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	44	228
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	18,000	64	358
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	66,900	234	1,585

							$1,468	$6,928

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	35	$21	$25
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	15	6	43
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/22/2008	18	15	39
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	17	13	27
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	68	56	76
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	35	25	15
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	17	7	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	68	37	17

				$180	$243

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$16,500	$184	$601
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	4,000	50	132
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	8,000	137	407
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	138
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,100	207	914
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	17,000	204	709
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	12,900	171	446
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	10,000	123	365
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,500	40	164
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	6,000	62	236
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	22,300	225	1,053

							$1,452	$5,165

(k) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	5.000%	01/01/2038	$800	$781	$781
Fannie Mae	5.500%	01/01/2038	4,000	4,005	3,995
Freddie Mac	6.000%	01/01/2038	12,000	12,182	12,178
U.S. Treasury Bonds	3.125%	11/30/2009	3,500	3,497	3,505
U.S. Treasury Notes	4.500%	05/15/2017	9,100	9,258	9,435

				$29,723	$29,894

(2)	Market value includes $92 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AED	417	05/2008	$0	$0	$0
Buy	AUD	2,559	01/2008	8	0	8
Sell		460	01/2008	3	0	3
Buy	BRL	41,973	03/2008	2,797	0	2,797
Buy	CAD	87	01/2008	0	(1)	(1)
Buy	CNY	3,997	01/2008	6	0	6
Sell		3,997	01/2008	0	(10)	(10)
Sell	EUR	9,563	01/2008	22	0	22
Sell	GBP	4,923	01/2008	115	(1)	113
Buy	IDR	4,321,800	05/2008	0	(35)	(35)
Buy	INR	210,347	05/2008	300	0	300
Sell	JPY	41,944	02/2008	1	0	1
Buy	KRW	752,096	01/2008	0	(21)	(21)
Buy		646,106	05/2008	2	(3)	(1)
Buy		1,295,647	08/2008	0	(6)	(6)
Buy	KWD	32	05/2008	1	0	1
Buy	MXN	32,931	03/2008	22	(2)	20
Sell		9,685	03/2008	0	(7)	(7)
Buy		7,309	07/2008	7	0	7
Buy	MYR	6,066	05/2008	32	0	32
Buy	NZD	331	01/2008	6	0	6
Buy		331	02/2008	0	(2)	(2)
Buy	PHP	71,974	05/2008	166	0	166
Buy	PLN	1,394	03/2008	64	0	64
Sell		1,394	03/2008	0	(6)	(6)
Buy		5,553	07/2008	223	0	223
Sell		5,553	07/2008	0	(24)	(24)
Buy	RUB	80,001	01/2008	149	0	149
Sell		80,001	01/2008	2	(1)	2
Buy		61,652	07/2008	56	0	56
Sell		7,105	07/2008	0	(1)	(1)
Buy		34,322	11/2008	0	0	0
Buy	SAR	427	05/2008	0	(1)	(1)
Buy	SEK	1,702	03/2008	0	(3)	(3)
Buy	SGD	1,979	02/2008	47	0	47
Buy		5,233	05/2008	160	0	160
Buy	ZAR	565	07/2008	0	(4)	(4)

				$4,189	$(128)	$4,061

See accompanying notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%
BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$202

Total Australia (Cost $197)			202

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	372

Total Belgium (Cost $230)			372

BERMUDA 0.3%
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (j)		$700	686

Total Bermuda (Cost $694)			686

CANADA 2.2%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	4,000	4,120
Rogers Wireless, Inc.
7.625% due 12/15/2011		300	326

Total Canada (Cost $4,247)			4,446

CAYMAN ISLANDS 1.1%
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$700	708
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	759
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	372
Residential Reinsurance 2007 Ltd.
12.874% due 06/07/2010		$500	515
SHL Corp. Ltd.
1.665% due 12/25/2024	JPY	476	4

Total Cayman Islands (Cost $2,400)			2,358

DENMARK 1.1%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	31	6
Nykredit Realkredit A/S
6.000% due 10/01/2029		206	42
Realkredit Danmark A/S
5.000% due 10/01/2038		12,228	2,258

Total Denmark (Cost $2,152)			2,306

FRANCE 10.6%
AXA S.A.
3.750% due 01/01/2017	EUR	50	98
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		300	410
Credit Agricole S.A.
5.103% due 05/28/2010		$900	900
6.637% due 05/29/2049		500	464
France Government Bond
4.000% due 10/25/2009	EUR	2,260	3,299
4.000% due 04/25/2014		9,300	13,428
4.000% due 10/25/2014		700	1,009
4.750% due 04/25/2035		100	148
5.750% due 10/25/2032		1,300	2,199

Total France (Cost $22,390)			21,955

GERMANY 26.7%
Bundesobligation
4.000% due 04/13/2012	EUR	1,800	$2,618
Deutsche Bank AG
5.375% due 10/12/2012		$500	513
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	210	307
Republic of Germany
3.500% due 10/09/2009		1,000	1,448
4.000% due 07/04/2009		100	146
4.000% due 07/04/2016		2,900	4,154
4.250% due 01/04/2014		3,800	5,571
4.250% due 07/04/2014		6,900	10,106
4.750% due 07/04/2034		700	1,042
5.000% due 01/04/2012		100	151
5.250% due 01/04/2011		6,600	9,964
5.500% due 01/04/2031		1,500	2,454
5.625% due 01/04/2028		4,740	7,820
6.250% due 01/04/2024		600	1,044
6.500% due 07/04/2027		4,340	7,859

Total Germany (Cost $54,329)			55,197

ICELAND 0.4%
Glitnir Banki HF
5.679% due 01/18/2012		$400	387
Kaupthing Bank HF
5.750% due 10/04/2011		200	188
Landsbanki Islands HF
5.730% due 08/25/2009		200	200

Total Iceland (Cost $801)			775

IRELAND 1.5%
Atlas Reinsurance PLC
8.786% due 01/10/2010	EUR	2,000	2,967
Emerald Mortgages PLC
5.198% due 02/15/2035		43	63
Lusitano Mortgages PLC
5.228% due 12/15/2035		111	161

Total Ireland (Cost $2,789)			3,191

ITALY 2.4%
Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	600	876
4.500% due 05/01/2009		1,280	1,880
5.500% due 11/01/2010		400	605
Siena Mortgages SpA
5.178% due 12/16/2038		1,162	1,681

Total Italy (Cost $4,784)			5,042

JAPAN 25.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	276
Japan Government Bond
1.400% due 09/20/2011	JPY	270,000	2,463
1.500% due 03/20/2011		910,000	8,310
1.500% due 03/20/2014		160,000	1,464
1.500% due 03/20/2015		100,000	912
1.600% due 06/20/2014		460,000	4,234
2.300% due 06/20/2035		440,000	3,914
2.400% due 03/20/2034		180,000	1,640
2.500% due 09/20/2035		250,000	2,317
2.500% due 03/20/2036		20,000	185
2.500% due 06/20/2036		320,000	2,958
2.500% due 09/20/2036	JPY	760,000	$7,024
2.500% due 09/20/2037		60,000	555
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		90,450	801
1.000% due 06/10/2016		302,100	2,701
1.100% due 12/10/2016		370,000	3,332
1.188% due 02/28/2016		52,332	469
1.200% due 03/10/2017		100,300	909
1.200% due 06/10/2017		846,720	7,643
Resona Bank Ltd.
5.850% due 09/29/2049		$500	466
Sumitomo Mitsui Banking Corp.
1.782% due 12/31/2049	JPY	100,000	898
5.625% due 07/29/2049		$100	94

Total Japan (Cost $51,933)			53,565

JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.438% due 12/10/2037	EUR	351	512

Total Jersey, Channel Islands (Cost $339)			512

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	104

Total Liberia (Cost $104)			104

NETHERLANDS 1.8%
Delphinus BV
4.910% due 04/25/2093	EUR	500	728
5.003% due 11/28/2031		325	474
5.044% due 06/25/2066		119	174
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$100	125
Dutch Mortgage-Backed Securities BV
5.072% due 10/02/2079	EUR	852	1,238
Holland Euro-Denominated Mortgage-Backed Series
4.925% due 04/18/2012		90	132
Netherlands Government Bond
3.750% due 07/15/2014		200	285
5.000% due 07/15/2011		200	301
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		$200	200

Total Netherlands (Cost $3,166)			3,657

RUSSIA 0.0%
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$79	79

Total Russia (Cost $79)			78

SOUTH KOREA 0.5%
Export-Import Bank of Korea
5.214% due 06/01/2009		$1,000	1,002

Total South Korea (Cost $1,000)			1,002

SPAIN 2.1%
Hipotebansa Mortgage Securitization Fund
4.775% due 07/18/2022	EUR	136	198
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$500	502
Spain Government Bond
4.200% due 07/30/2013	EUR	400	$585
5.150% due 07/30/2009		1,990	2,957

Total Spain (Cost $4,164)			4,242

SWITZERLAND 0.2%
UBS AG
5.875% due 12/20/2017		$500	505

Total Switzerland (Cost $499)			505

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	398

Total Tunisia (Cost $363)			398

UNITED KINGDOM 5.0%
Barclays Bank PLC
6.050% due 12/04/2017		$1,200	1,211
7.434% due 09/29/2049		600	624
Bauhaus Securities Ltd.
4.925% due 10/30/2052	EUR	216	313
HBOS PLC
5.920% due 09/29/2049		$800	699
HSBC Holdings PLC
6.500% due 05/02/2036		900	878
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	863
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	97
United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	119
5.000% due 03/07/2008		800	1,593
5.000% due 03/07/2012		900	1,833
8.000% due 09/27/2013		790	1,846
XL Capital Europe PLC
6.500% due 01/15/2012		$200	209

Total United Kingdom (Cost $10,109)			10,285

UNITED STATES 80.8%
Asset-Backed Securities 0.9%
AFC Home Equity Loan Trust
5.575% due 12/22/2027		$15	15
American Express Credit Account Master Trust
5.138% due 09/15/2010		1,000	1,000
Amortizing Residential Collateral Trust
5.215% due 10/25/2031		11	11
Amresco Residential Securities Mortgage Loan Trust
5.805% due 06/25/2029		9	8
Bear Stearns Asset-Backed Securities Trust
5.195% due 10/25/2032		8	8
5.315% due 03/25/2043		25	25
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032		10	9
First Alliance Mortgage Loan Trust
5.179% due 12/20/2027		44	43
GSAMP Trust
5.155% due 03/25/2034		118	118
Quest Trust
5.425% due 06/25/2034		1	1
Renaissance Home Equity Loan Trust
5.365% due 12/25/2033		46	45
Residential Asset Mortgage Products, Inc.
5.425% due 06/25/2032		10	10
Residential Asset Securities Corp.
5.365% due 07/25/2032		35	32
SLM Student Loan Trust
5.094% due 04/27/2015		140	140
Structured Asset Securities Corp.
5.265% due 05/25/2034		39	37
Wells Fargo Home Equity Trust
5.095% due 10/25/2035		336	326

			1,828

Bank Loan Obligations 0.9%
Daimler Finance North America LLC
9.000% due 08/03/2012		1,895	1,827

Commodity Index-Linked Notes 0.5%
Morgan Stanley
4.805% due 07/07/2008		1,000	1,002

Corporate Bonds & Notes 13.7%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	103
American International Group, Inc.
4.875% due 03/15/2067	EUR	300	384
5.850% due 01/16/2018		$500	504
Amgen, Inc.
5.133% due 11/28/2008		500	500
AutoZone, Inc.
5.875% due 10/15/2012		100	103
BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	211
Bank of America Corp.
4.875% due 11/06/2009		500	498
5.750% due 12/01/2017		500	502
Bank of America N.A.
5.132% due 06/12/2009		1,000	998
Bear Stearns Cos., Inc.
6.400% due 10/02/2017		200	194
6.950% due 08/10/2012		700	720
BellSouth Corp.
4.240% due 04/26/2021		1,300	1,295
5.200% due 09/15/2014		200	200
Boston Scientific Corp.
6.000% due 06/15/2011		200	194
6.400% due 06/15/2016		300	284
CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200
Charter One Bank N.A.
5.115% due 04/24/2009		1,000	996
CIT Group, Inc.
5.025% due 08/17/2009		600	557
Citigroup Capital XXI
8.300% due 12/21/2057		300	314
Citigroup Funding, Inc.
4.896% due 04/23/2009		1,200	1,193
Citigroup, Inc.
6.000% due 08/15/2017		500	511
CNA Financial Corp.
6.000% due 08/15/2011		300	308
ConocoPhillips Australia Funding Co.
5.343% due 04/09/2009		760	759
Consumers Energy Co.
5.000% due 02/15/2012		100	99
CVS Caremark Corp.
5.750% due 08/15/2011		200	205
Daimler Finance North America LLC
5.461% due 03/13/2009		500	497
5.750% due 09/08/2011		100	102
DR Horton, Inc.
6.000% due 04/15/2011		200	181
Ford Motor Credit Co. LLC
7.992% due 01/13/2012		500	420
Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		100	102
General Electric Capital Corp.
5.172% due 12/12/2008		300	300
6.375% due 11/15/2067		500	517
Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	792
GMAC LLC
6.000% due 04/01/2011		$500	426
6.034% due 09/23/2008		400	386
6.119% due 05/15/2009		500	466
8.000% due 11/01/2031		200	168
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (j)	CAD	500	489
6.250% due 09/01/2017		$1,500	1,563
HJ Heinz Finance Co.
6.000% due 03/15/2012		200	205
HSBC Finance Corp.
5.031% due 06/19/2009		500	493
International Lease Finance Corp.
5.350% due 03/01/2012		200	200
JPMorgan & Co., Inc. CPI Linked Bond
10.481% due 02/15/2012		100	103
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	195
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$1,300	1,325
JPMorgan Chase Capital
6.550% due 09/29/2036		300	272
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	179
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		700	737
Masco Corp.
6.125% due 10/03/2016		200	198
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009		100	98
Mizuho JGB Investment LLC
9.870% due 12/29/2049		400	406
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	303
Morgan Stanley
4.925% due 05/07/2009		500	494
5.659% due 10/18/2016		200	187
NGPL Pipe Co. LLC
7.768% due 12/15/2037		500	525
Reynolds American, Inc.
5.691% due 06/15/2011		200	195
Sabre Holdings Corp.
7.350% due 08/01/2011		200	188
Sara Lee Corp.
6.250% due 09/15/2011		200	208
SB Treasury Co. LLC
9.400% due 12/29/2049		900	919
Sealed Air Corp.
5.625% due 07/15/2013		200	200
Sprint Nextel Corp.
6.000% due 12/01/2016		100	96
SUPERVALU, Inc.
7.500% due 11/15/2014		100	103
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	305
U.S. Bancorp
4.885% due 04/28/2009		600	598
Viacom, Inc.
5.750% due 04/30/2011		200	203
Virginia Electric and Power Co.
6.350% due 11/30/2037		500	514
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		500	500
Xerox Corp.
9.750% due 01/15/2009		200	209

			28,399

Mortgage-Backed Securities 5.7%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		380	363
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		741	734
4.434% due 05/25/2034		141	139
4.652% due 10/25/2033		82	81
4.673% due 05/25/2034		54	52
Bear Stearns Alt-A Trust
5.811% due 11/25/2036		792	781
5.949% due 02/25/2036		652	646
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		500	512
Bear Stearns Structured Products, Inc.
5.684% due 01/26/2036		284	281
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		234	230
4.748% due 08/25/2035		279	275
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		300	327
Countrywide Home Loan Mortgage Pass-Through Trust
5.245% due 09/25/2034		136	131
6.141% due 08/25/2034		29	29
CS First Boston Mortgage Securities Corp.
4.094% due 08/25/2033		146	146
6.500% due 04/25/2033		21	21
First Horizon Asset Securities, Inc.
4.402% due 12/25/2033		64	64
4.737% due 07/25/2033		33	33
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		538	540
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		254	255
Greenpoint Mortgage Funding Trust
5.135% due 11/25/2045		30	28
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		357	341
GSR Mortgage Loan Trust
4.603% due 03/25/2033		73	72
5.298% due 06/25/2034		141	140
Harborview Mortgage Loan Trust
4.970% due 05/19/2033		130	128
Impac CMB Trust
5.783% due 07/25/2033		30	30
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		200	202
6.465% due 11/15/2035		600	634
JPMorgan Mortgage Trust
4.392% due 11/25/2033		63	62
MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034		100	99
Merrill Lynch Mortgage Investors, Inc.
6.439% due 02/25/2033		105	105
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		381	367
5.408% due 03/15/2025		55	54
Morgan Stanley Capital I
5.388% due 03/12/2044		500	506
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		22	22
Sequoia Mortgage Trust
5.299% due 07/20/2033		254	248
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		46	46
4.590% due 04/25/2034		117	117
Structured Asset Mortgage Investments, Inc.
5.255% due 07/19/2034		55	54
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048		800	814
Washington Mutual, Inc.
4.208% due 06/25/2033		65	65
5.175% due 01/25/2045		127	120
5.405% due 12/25/2027		413	396
5.483% due 02/27/2034		117	114
6.059% due 05/25/2041		33	33
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		882	873
5.625% due 04/25/2036		429	417

			11,727

Municipal Bonds & Notes 1.0%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2037		100	84
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		100	101
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		380	391
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	202
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		400	403
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	382
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	9
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		500	481

			2,156

	Shares
Preferred Stocks 1.0%
DG Funding Trust
6.979% due 12/31/2049		172	1,819
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	201

			2,020

	Principal Amount (000s)
U.S. Government Agencies 52.4%
Fannie Mae
4.186% due 11/01/2034		$573	579
4.925% due 12/01/2034		216	216
4.965% due 01/25/2021		240	239
5.000% due 08/01/2035 - 01/01/2038		4,210	4,109
5.115% due 06/25/2044		86	85
5.500% due 10/01/2016 - 01/01/2038		18,404	18,402
5.500% due 12/01/2032 - 09/01/2037 (e)		59,277	59,235
6.000% due 07/01/2036 - 07/25/2044		4,779	4,860
6.000% due 10/01/2037 (e)		9,951	10,108
6.470% due 09/25/2012		1,000	1,107
6.500% due 09/01/2037 - 01/01/2038		4,195	4,313
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,069
Freddie Mac
6.063% due 10/25/2044		419	420
Ginnie Mae
5.625% due 07/20/2022 - 09/20/2026		105	106
5.628% due 02/16/2030		77	78
5.678% due 02/16/2030		78	78
6.000% due 08/20/2034		608	610
6.125% due 11/20/2021 - 12/20/2026		45	46
6.250% due 01/20/2030		37	37
6.375% due 05/20/2028 - 06/20/2030		141	143
Small Business Administration
6.640% due 02/01/2011		70	72
Tennessee Valley Authority
5.880% due 04/01/2036		1,000	1,153
7.140% due 05/23/2012		1,000	1,123

			108,188

U.S. Treasury Obligations 4.7%
Treasury Inflation Protected Securities (b)
2.000% due 04/15/2012		4,555	4,723
2.375% due 01/15/2027		1,667	1,763
2.625% due 07/15/2017		1,217	1,313
U.S. Treasury Bonds
4.750% due 08/15/2017		900	951
5.000% due 05/15/2037		800	872

			9,622

Total United States (Cost $165,020)			166,769

SHORT-TERM INSTRUMENTS 10.1%
Commercial Paper 7.9%
Royal Bank of Scotland Group PLC
4.940% due 03/20/2008		$5,300	5,245
Skandinaviska Enskilda Banken AB
4.770% due 03/20/2008		5,600	5,541
UBS Finance Delaware LLC
4.000% due 01/02/2008		5,600	5,600

			16,386

Repurchase Agreements 1.1%
Lehman Brothers, Inc.
1.000% due 01/02/2008		200	200
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $213. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
3.900% due 01/02/2008		1,956	1,956
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,997. Repurchase proceeds are $1,956.)

			2,156

U.S. Treasury Bills 1.1%
2.860% due 02/28/2008 - 03/13/2008 (a)(c)(f)		2,335	2,315

Total Short-Term Instruments (Cost $20,864)			20,857

Purchased Options (h) 3.3% (Cost $3,168)			6,783
Total Investments 176.8% (Cost $355,821)			$365,287
Written Options (i) (2.7%) (Premiums $2,259)			(5,588)
Other Assets and Liabilities (Net) (74.1%)			(153,083)

Net Assets (d) 100.0%			$206,616

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $1,983 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $5,469 and derivative instruments with an aggregate depreciation of ($516) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended December 31, 2007 was $55,813 at a weighted average interest rate of 4.890%. On December 31, 2007, securities valued at $45,699 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $84 and cash of $1,745 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	107	$(37)
90-Day Euribor June Futures	Long	06/2008	43	4
90-Day Euribor March Futures	Long	03/2008	54	(28)
90-Day Euribor September Futures	Long	09/2008	112	19
90-Day Eurodollar December Futures	Long	12/2008	116	72
90-Day Eurodollar June Futures	Short	06/2008	13	(4)
90-Day Eurodollar June Futures	Long	06/2009	38	22
90-Day Eurodollar March Futures	Long	03/2009	172	201
90-Day Eurodollar September Futures	Long	09/2008	9	5
90-Day Eurodollar September Futures	Long	09/2009	13	6
Canada Government 10-Year Bond March Futures	Short	03/2008	3	1
Euro-Bobl March Futures	Short	03/2008	346	763
Euro-Bobl March Futures Call Options Strike @ EUR 117.000	Long	03/2008	134	0
Euro-Bobl March Futures Call Options Strike @ EUR 117.500	Long	03/2008	212	0
Euro-Bund 10-Year Bond March Futures	Long	03/2008	75	(281)
Euro-Bund March Futures Put Options Strike @ EUR 105.500	Long	03/2008	80	0
Japan Government 10-Year Bond March Futures	Long	03/2008	1	6
U.S. Treasury 2-Year Note March Futures	Short	03/2008	116	47
U.S. Treasury 5-Year Note March Futures	Short	03/2008	486	(287)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	191	81
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	78	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	10	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	36	59
United Kingdom Government 10-Year Bond March Futures	Short	03/2008	29	(11)

				$591

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	EUR	200	$0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		200	4
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		200	(2)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		200	0
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		200	3
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		200	0
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012		$200	4
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012		100	4
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017		400	1
Bank of America	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012		200	(17)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		600	(4)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012		100	1
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%	06/20/2008		600	(4)
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.459%)	06/20/2012		100	0
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.452%)	06/20/2012		100	0
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%)	06/20/2010		100	2
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	3.150%	06/20/2009		500	1
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		100	1
Barclays Bank PLC	Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.820%)	09/20/2017		200	8
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012		500	39
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		100	0
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%)	06/20/2017		100	2
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		200	8
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		100	1
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012		100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		200	(1)
Bear Stearns & Co., Inc.	Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%)	12/20/2016		100	3
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011		200	0
BNP Paribas Bank	SLM Corp. 5.125% due 08/27/2012	Sell	3.200%	12/20/2008		400	1
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		100	(1)
Credit Suisse USA, Inc.	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		200	0
Credit Suisse USA, Inc.	Masco Corp. 6.125% due 10/03/2016	Buy	(0.907%)	12/20/2016		200	7
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008		300	0
Credit Suisse USA, Inc.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		100	0
Credit Suisse USA, Inc.	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%)	09/20/2013		200	3
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014		100	0
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		300	(3)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012		200	12
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		600	(2)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017		400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		800	(6)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%	06/20/2008		1,000	(7)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%	06/20/2008		900	(4)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		100	0
Deutsche Bank AG	SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009		100	0
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		100	1
Deutsche Bank AG	VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%	12/20/2008		200	0
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		200	2
Goldman Sachs & Co.	Duke Energy Carolinas LLC 6.250% due 01/15/2012	Buy	(0.090%)	06/20/2012		200	2
Goldman Sachs & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%)	06/20/2017		100	0
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%)	06/20/2017		100	0
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%)	06/20/2012		200	0
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.820%	05/20/2012		400	(21)
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008		700	1
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012		100	(9)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.300%	12/20/2008		900	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		500	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		500	(3)
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		100	0
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011		2,000	47
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		200	2
JPMorgan Chase & Co.	Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%)	09/20/2011		200	19
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		3,600	75
Lehman Brothers, Inc.	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011		200	1
Lehman Brothers, Inc.	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%)	06/20/2011		200	0
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	4.900%	09/20/2012		300	(20)
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.019%)	06/20/2017		400	(1)
Lehman Brothers, Inc.	Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011		200	(1)
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017		400	6
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%)	06/20/2011		200	6
Merrill Lynch & Co., Inc.	GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%)	06/20/2011		500	74
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		200	3
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012		300	(12)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		2,100	52
Morgan Stanley	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%)	06/20/2012		200	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.320%	12/20/2008		200	0
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		100	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009		200	(1)
Royal Bank of Canada	JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%)	03/20/2016		200	5
Royal Bank of Scotland Group PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011		100	(1)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012		200	13
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		200	17
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009		200	5
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		200	8
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%	09/20/2012		100	5
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		900	(2)
UBS Warburg LLC	BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%)	12/20/2011		200	2
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016		400	8
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		100	(1)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		100	(1)

							$336

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	1,100	$13
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		500	6
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		100	1
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		300	4
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		$6,200	181
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		300	9
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.600%	06/20/2017		3,300	(6)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%	06/20/2012		400	14
Credit Suisse USA, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		1,700	31
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012		1,500	(22)
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		5,800	97
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,600	45
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		19,800	15
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		700	20
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.920%	06/20/2012		300	18
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,700	47
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%	06/20/2012		300	17
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,500	44
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,000	29

							$563

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	4,800	$(25)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		4,800	(37)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		6,900	(270)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	296
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		10,540	(79)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		15,000	(144)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,400	(60)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		800	54
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		3,900	67
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,000	(44)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		600	41
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		4,800	(23)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		6,000	(58)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		3,700	57
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		3,600	(143)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		2,300	183
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	3,000	(87)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		4,600	(129)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		8,700	(274)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,100	(25)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	800	7
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		600	18
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(15)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	68
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(9)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	11
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		1,000	9
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	21
Credit Suisse USA, Inc.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		15,400	141
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		9,200	(52)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,170	693
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,600	(70)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		7,800	(62)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(8)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		1,600	(21)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	14
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,500	(62)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(33)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	5.000%	12/15/2011		1,700	6
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		6,500	39
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	(83)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(7)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(34)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(20)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		3,000	240
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(40)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	(11)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		500	(10)
Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		2,100	(31)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(55)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	37
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,700	51
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	03/20/2010		6,100	58
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(12)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,500	45
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,700	32
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	11
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		100	(2)
Citibank N.A.	6-Month GBP-LIBOR	Receive	5.000%	12/16/2019		200	1
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(8)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(5)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	34
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(1)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,800	677
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		3,100	116
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		4,200	163
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	25
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		7,800	(234)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(8)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	29
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(12)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,400	124
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,600	61
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	25
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,700	36
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		200	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		600	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(12)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012	JPY	400,000	4
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.500%	12/20/2027		60,000	(13)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		60,000	(14)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	(28)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	(20)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		1,130,000	(13)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		150,000	(93)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		730,000	10
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		500,000	(163)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		680,000	(175)
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2015		550,000	6
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		110,000	(6)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		920,000	13
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2015		400,000	11
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		100,000	(13)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	1,000	(1)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		4,500	9
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,600	(33)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		1,000	2
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		4,000	(5)
Citibank N.A.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		$7,000	78
Credit Suisse USA, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,700	(65)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		30,000	349
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		23,600	40
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		20,200	12
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		37,600	9
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,000	(19)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		8,700	2
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,400	(66)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		900	4
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		100	(3)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		19,300	(7)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		2,800	(9)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		300	(29)

							$956

(h) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$116.000	02/22/2008	80	$2	$1
Call - CBOT U.S. Treasury 2-Year Note March Futures	118.500	02/22/2008	118	2	2
Call - CBOT U.S. Treasury 2-Year Note March Futures	120.000	02/22/2008	17	0	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	126.000	02/22/2008	115	2	2
Call - CBOT U.S. Treasury 5-Year Note March Futures	126.500	02/22/2008	17	1	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	427	8	7
Call - CBOT U.S. Treasury 5-Year Note March Futures	128.000	02/22/2008	67	1	1
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/22/2008	203	4	3
Call - CBOT U.S. Treasury 10-Year Note March Futures	140.000	02/22/2008	65	1	1
Put - CBOT U.S. Treasury 30-Year Bond March Futures	98.000	02/22/2008	16	0	0

				$21	$17

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	11,000	$57	$43
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	4,800	23	58
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$9,200	36	215
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,700	186	365
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		3,200	17	66
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.250%	02/29/2008		9,700	35	115
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		18,900	105	383
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		6,900	25	143
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		9,300	93	182
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		21,500	252	258
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		48,000	238	1,123
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		26,700	161	540
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		19,400	70	403
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		52,200	463	1,253
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		4,000	41	78
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		23,000	243	379

								$2,045	$5,604

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	2,400	$116	$247
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	95
Call - OTC Great British pound versus U.S. dollar		2.250	01/09/2008	GBP	2,300	0	0
Call - OTC U.S. dollar versus Japanese yen	JPY	114.650	01/18/2008		$2,000	67	4
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	59
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		1,600	19	2
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		5,200	182	17
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		5,200	164	208
Call - OTC U.S. dollar versus Brazilian real		2.700	02/21/2008		10,000	1	2
Call - OTC U.S. dollar versus Brazilian real		3.050	02/21/2008		10,000	1	0
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	10
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	101
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	19
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	398

						$1,091	$1,162

Options on Securities

Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC WisdomTree International Healthcare 4.250% due 1/01/2014	EUR	91.000	02/22/2008	EUR	3,800	$1	$0
Put - OTC WisdomTree International Healthcare 4.250% due 7/01/2014		93.500	02/22/2008		6,900	1	0
Put - OTC WisdomTree International Healthcare 5.250% due 1/01/2011		99.000	02/22/2008		6,600	1	0
Put - OTC Fannie Mae 6.500% due 01/01/2038		$91.500	01/07/2008		$4,200	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012		90.500	01/28/2008		6,700	2	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		89.000	02/15/2008		1,200	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		80.000	02/19/2008		1,600	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012		92.500	02/19/2008		2,000	0	0
Put - OTC Fannie Mae 5.500% due 03/01/2038		85.000	03/05/2008		8,900	1	0
Put - OTC Fannie Mae 5.500% due 03/01/2038		89.000	03/05/2008		7,000	1	0
Call - OTC Fannie Mae 5.000% due 03/01/2038		104.500	03/05/2008		32,000	4	0

						$11	$0

(i) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$110.000	02/22/2008	103	$48	$116
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	40	16	113

				$64	$229

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009	EUR	3,500	$52	$41
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	1,200	23	14
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.530%	01/30/2008		$2,700	67	217
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		10,900	44	332
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		4,000	36	167
Call - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.460%	01/30/2008		4,900	112	343
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	166	296
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,400	17	51
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		8,200	99	299
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		3,000	26	109
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	148
Call - OTC 7-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		7,200	242	250
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,800	250	868
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		11,600	154	401
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		8,100	68	295
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		22,700	452	1,086
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	62
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	322

								$2,152	$5,301

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008	$1,900	$15	$23
Put - OTC U.S. dollar versus Japanese yen		104.000	06/09/2008	2,800	22	33
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008	1,100	6	2

					$43	$58

(j)	Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$452	$489	0.24%
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	694	686	0.33%

				$1,146	$1,175	0.57%

(k) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2038	$32,000	$31,520	$31,225
Fannie Mae	5.500%	01/01/2038	3,000	2,981	2,997
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	6,616	6,667
U.S. Treasury Notes	3.000%	02/15/2009	300	300	304
U.S. Treasury Notes	4.500%	05/15/2017	5,100	5,229	5,324
U.S. Treasury Notes	4.625%	11/15/2016	9,100	9,578	9,611
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,648	6,665

				$62,872	$62,793

(2)	Market value includes $311 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,027	01/2008	$34	$(1)	$33
Sell		6,023	01/2008	23	(19)	4
Buy		2,936	02/2008	61	0	61
Sell		1,768	02/2008	0	(34)	(34)
Buy	BRL	5,852	03/2008	292	0	292
Sell		4,451	03/2008	23	0	23
Buy		12,271	07/2008	228	(16)	212
Sell		2,723	07/2008	17	0	17
Buy	CAD	54	01/2008	0	0	0
Sell		1,140	01/2008	0	(26)	(26)
Buy	CLP	8,300	03/2008	1	0	1
Buy		18,098	07/2008	0	0	0
Buy	CNY	32,309	01/2008	52	0	52
Sell		32,309	01/2008	0	(83)	(83)
Buy		20,561	03/2008	36	0	36
Sell		20,561	03/2008	0	(52)	(52)
Buy		10,844	04/2008	12	0	12
Buy		8,337	07/2008	34	0	34
Sell		8,337	07/2008	0	(33)	(33)
Sell	DKK	12,766	03/2008	9	0	9
Buy	EUR	3,533	01/2008	60	(3)	57
Sell		19,383	01/2008	37	(45)	(8)
Sell	GBP	3,447	01/2008	88	0	88
Buy	HKD	140	01/2008	0	0	0
Buy	INR	51,694	05/2008	44	0	44
Buy	JPY	54,482	02/2008	6	0	6
Sell		5,943,009	02/2008	120	0	120
Sell	KRW	1,125,148	01/2008	24	0	24
Buy		1,974,487	05/2008	2	(17)	(15)
Sell		588,230	05/2008	11	0	11
Buy		65,711	08/2008	0	0	0
Buy	MXN	19,571	03/2008	45	0	45
Sell		14,028	03/2008	0	(24)	(24)
Buy	MYR	13,167	05/2008	49	0	49
Sell	NZD	1,027	01/2008	0	(20)	(20)
Buy		1,000	02/2008	16	0	16
Sell		1,027	02/2008	5	0	5
Sell	PLN	80	03/2008	0	(5)	(5)
Buy		102	07/2008	4	0	4
Buy	RUB	100,616	01/2008	241	0	241
Sell		100,616	01/2008	0	(116)	(116)
Buy		2,431	07/2008	3	0	3
Buy		46,748	11/2008	8	0	8
Sell		15,984	11/2008	0	(4)	(4)
Buy	SGD	1,195	02/2008	19	0	19
Buy	TWD	15,056	01/2008	0	(2)	(2)
Buy	ZAR	216	07/2008	2	0	2

				$1,606	$(500)	$1,106

See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.005% due 04/27/2049	JPY	100,000	$907
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	913

Total Aruba (Cost $1,744)			1,820

AUSTRALIA 1.3%
Queensland Treasury Corp.
6.000% due 06/14/2011	AUD	15,000	12,693
Seven Media Group
8.878% due 02/07/2013		2,437	2,108
9.348% due 02/07/2013		76	66
9.392% due 02/07/2013		610	527

Total Australia (Cost $15,394)			15,394

AUSTRIA 0.4%
Austria Government Bond
5.000% due 01/15/2008	EUR	3,000	4,387
5.500% due 01/15/2010		600	902

Total Austria (Cost $3,456)			5,289

BERMUDA 0.3%
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (k)		$3,800	3,724

Total Bermuda (Cost $3,765)			3,724

CANADA 2.9%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	19,000	19,572
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		1,100	1,113
Honda Canada Finance, Inc.
4.997% due 03/26/2012		12,000	12,142
Province of Ontario Canada
6.200% due 06/02/2031		200	248
Province of Quebec Canada
5.750% due 12/01/2036		900	1,056

Total Canada (Cost $31,283)			34,131

CAYMAN ISLANDS 1.7%
Foundation Re II Ltd.
11.655% due 11/26/2010		$500	518
Longpoint Re Ltd.
10.241% due 05/08/2010		700	719
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	100,000	895
1.466% due 12/31/2049		300,000	2,720
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$1,500	1,516
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,751
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,365
Mystic Re Ltd.
11.381% due 12/05/2008		$250	253
14.081% due 12/05/2008		350	357
Pylon Ltd.
8.841% due 12/29/2008	EUR	1,500	2,214
Residential Reinsurance 2005 Ltd.
10.574% due 06/06/2008		$400	400
Residential Reinsurance 2007 Ltd.
12.874% due 06/07/2010		700	721
SHL Corp. Ltd.
1.665% due 12/25/2024	JPY	11,473	104
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,945
STB Finance Cayman
1.644% due 08/12/2049	JPY	100,000	891
Vita Capital III Ltd.
6.331% due 01/01/2011		$2,300	2,272

Total Cayman Islands (Cost $19,610)			19,641

DENMARK 0.6%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	109	22
Nykredit Realkredit A/S
5.000% due 10/01/2038		10,998	2,033
6.000% due 10/01/2029		771	155
Realkredit Danmark A/S
5.000% due 10/01/2038		25,641	4,730

Total Denmark (Cost $6,424)			6,940

FRANCE 3.6%
AXA S.A.
3.750% due 01/01/2017	EUR	397	781
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	2,459
Credit Agricole S.A.
5.103% due 05/28/2010		$4,300	4,302
France Government Bond
4.000% due 04/25/2009	EUR	560	818
4.000% due 10/25/2009		80	117
4.000% due 04/25/2014		600	866
4.000% due 10/25/2014		3,100	4,467
4.000% due 04/25/2055		400	517
4.750% due 04/25/2035		700	1,036
5.750% due 10/25/2032		4,100	6,935
French Treasury Notes
3.500% due 01/12/2009		13,800	20,056

Total France (Cost $41,582)			42,354

GERMANY 21.5%
Deutsche Bank AG
5.375% due 10/12/2012		$2,300	2,359
6.000% due 09/01/2017		1,900	1,974
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	530	775
Republic of Germany
4.000% due 07/04/2009		2,200	3,211
4.250% due 01/04/2014		26,500	38,851
4.250% due 07/04/2014		40,200	58,876
4.500% due 01/04/2013		3,040	4,519
4.750% due 07/04/2028		1,300	1,931
4.750% due 07/04/2034		4,100	6,106
5.000% due 01/04/2012		3,200	4,823
5.000% due 07/04/2012		5,900	8,916
5.250% due 01/04/2011		15,200	22,947
5.375% due 01/04/2010		1,900	2,846
5.500% due 01/04/2031		6,200	10,145
5.625% due 01/04/2028		35,800	59,063
6.250% due 01/04/2024		5,200	9,045
6.250% due 01/04/2030		3,100	5,520
6.500% due 07/04/2027		5,980	10,829

Total Germany (Cost $248,973)			252,736

ICELAND 0.2%
Glitnir Banki HF
5.679% due 01/18/2012		$1,900	1,840
Kaupthing Bank HF
5.750% due 10/04/2011		900	847

Total Iceland (Cost $2,803)			2,687

IRELAND 0.8%

Atlas Reinsurance PLC
8.786% due 01/10/2010	EUR	2,000	2,968
Bank of Ireland
4.951% due 12/19/2008		$2,400	2,399
Celtic Residential Irish Mortgage Securitisation
4.366% due 06/13/2035	EUR	2,173	3,143
Osiris Capital PLC
10.242% due 01/15/2010		$500	506

Total Ireland (Cost $8,128)			9,016

ITALY 2.3%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	2,470	3,620
4.250% due 08/01/2014		6,900	10,074
4.500% due 05/01/2009		4,150	6,096
5.500% due 11/01/2010		1,400	2,118
Siena Mortgages SpA
5.178% due 12/16/2038		3,296	4,765

Total Italy (Cost $25,867)			26,673

JAPAN 21.7%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,264
Japan Government Bond
1.500% due 03/20/2011	JPY	6,530,000	59,631
1.600% due 09/20/2013		1,030,000	9,492
1.800% due 06/20/2017		4,000,000	36,864
2.300% due 06/20/2035		2,440,000	21,702
2.400% due 03/20/2034		590,000	5,375
2.500% due 09/20/2035		1,030,000	9,547
2.500% due 06/20/2036		1,770,000	16,361
2.500% due 09/20/2036		1,250,000	11,553
2.500% due 09/20/2037		290,000	2,682
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		442,200	3,917
1.000% due 06/10/2016		1,520,570	13,593
1.100% due 12/10/2016		1,790,000	16,121
1.200% due 03/10/2017		170,510	1,546
1.200% due 06/10/2017		4,132,800	37,307
JLOC LLC
1.222% due 01/15/2015		105,424	945
Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,538
Sumitomo Mitsui Banking Corp.
1.782% due 12/31/2049	JPY	100,000	898
1.880% due 12/01/2049		200,000	1,807
5.625% due 07/29/2049		$900	842

Total Japan (Cost $245,472)			255,985

JERSEY, CHANNEL ISLANDS 0.6%
Haus Ltd.
4.438% due 12/10/2037	EUR	1,018	1,484
HSBC Capital Funding LP
9.547% due 12/29/2049		$5,400	5,906

Total Jersey, Channel Islands (Cost $6,916)			7,390

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,200	$1,108

Total Mexico (Cost $1,200)			1,108

NETHERLANDS 1.9%
Delphinus BV
4.910% due 04/25/2093	EUR	2,000	2,910
5.003% due 11/28/2031		3,251	4,742
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$600	751
Dutch Mortgage Portfolio Loans BV
4.834% due 11/20/2035	EUR	1,958	2,840
Dutch Mortgage-Backed Securities BV
4.843% due 11/02/2035		169	247
5.059% due 07/02/2077		401	585
5.072% due 10/02/2079		852	1,239
Generali Finance BV
5.479% due 02/28/2049		900	1,223
Holland Euro-Denominated Mortgage-Backed Series
4.925% due 04/18/2012		362	528
Netherlands Government Bond
3.750% due 07/15/2014		2,700	3,842
5.000% due 07/15/2011		2,100	3,157
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		$800	800

Total Netherlands (Cost $19,323)			22,864

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	100,000	899

Total Netherlands Antilles (Cost $851)			899

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	916

Total New Zealand (Cost $420)			916

SPAIN 1.6%
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	2,511
Spain Government Bond
4.000% due 01/31/2010	EUR	980	1,431
4.200% due 07/30/2013		2,900	4,239
4.200% due 01/31/2037		1,300	1,744
5.150% due 07/30/2009		6,140	9,123
5.750% due 07/30/2032		30	51

Total Spain (Cost $14,823)			19,099

SWITZERLAND 0.2%
UBS AG
5.875% due 12/20/2017		$2,900	2,926

Total Switzerland (Cost $2,897)			2,926

TUNISIA 0.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	3,446

Total Tunisia (Cost $3,145)			3,446

UNITED KINGDOM 2.3%
Barclays Bank PLC
6.050% due 12/04/2017		$7,900	7,975
7.434% due 09/29/2049		2,500	2,602
Bauhaus Securities Ltd.
4.925% due 10/30/2052	EUR	4,457	6,471
HBOS PLC
5.920% due 09/29/2049		$3,900	3,407
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	2,410	3,527
Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		$2,600	2,600
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	388
XL Capital Europe PLC
6.500% due 01/15/2012		300	314

Total United Kingdom (Cost $25,273)			27,284

UNITED STATES 63.4%
Asset-Backed Securities 1.0%
AFC Home Equity Loan Trust
5.575% due 12/22/2027		$31	30
Amortizing Residential Collateral Trust
5.215% due 10/25/2031		35	32
Amresco Residential Securities Mortgage Loan Trust
5.805% due 06/25/2029		54	52
Bear Stearns Asset-Backed Securities Trust
5.195% due 10/25/2032		49	48
5.265% due 10/27/2032		90	89
5.315% due 03/25/2043		67	66
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		2,300	2,285
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032		30	30
HSI Asset Securitization Corp. Trust
4.925% due 05/25/2037		1,174	1,121
Quest Trust
5.425% due 06/25/2034		3	3
Residential Asset Mortgage Products, Inc.
5.425% due 06/25/2032		30	30
Residential Asset Securities Corp.
5.365% due 07/25/2032		130	122
Saxon Asset Securities Trust
5.135% due 01/25/2032		62	62
SLC Student Loan Trust
4.849% due 02/15/2015		3,840	3,834
SLM Student Loan Trust
3.800% due 12/15/2038		1,200	1,176
Wells Fargo Home Equity Trust
4.985% due 12/25/2035		18	18
5.095% due 10/25/2035		2,409	2,334
5.105% due 11/25/2035		430	415

			11,747

Bank Loan Obligations 1.1%
Daimler Finance North America LLC
9.000% due 08/03/2012		8,476	8,172
Ford Motor Co.
8.000% due 12/15/2013		990	919
Georgia-Pacific Corp.
6.580% due 12/20/2012		156	148
6.831% due 12/20/2012		190	182
6.896% due 12/20/2012		1,619	1,545
HCA, Inc.
7.080% due 11/16/2013		1,886	1,820

			12,786

Commodity Index-Linked Notes 0.3%
Morgan Stanley
4.805% due 07/07/2008		3,000	3,006

Corporate Bonds & Notes 9.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500	513
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,791
5.850% due 01/16/2018		$3,000	3,025
Amgen, Inc.
5.133% due 11/28/2008		2,400	2,398
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,045
AutoZone, Inc.
5.875% due 10/15/2012		800	825
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		3,700	3,808
Boston Scientific Corp.
6.000% due 06/15/2011		1,000	970
6.400% due 06/15/2016		1,700	1,606
Charter One Bank N.A.
5.115% due 04/24/2009		4,500	4,483
Citigroup Capital XXI
8.300% due 12/21/2057		3,900	4,084
Citigroup, Inc.
6.000% due 08/15/2017		2,300	2,351
CNA Financial Corp.
6.000% due 08/15/2011		800	820
Cox Communications, Inc.
6.750% due 03/15/2011		700	735
CVS Caremark Corp.
5.750% due 08/15/2011		300	308
Daimler Finance North America LLC
4.875% due 06/15/2010		300	299
5.461% due 03/13/2009		3,300	3,283
5.750% due 09/08/2011		400	406
East Lane Re Ltd.
11.911% due 05/06/2011		600	603
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		700	680
5.800% due 01/12/2009		1,300	1,234
7.250% due 10/25/2011		1,000	867
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	1,309
5.172% due 12/12/2008		$1,700	1,700
6.375% due 11/15/2067		2,400	2,482
General Motors Acceptance Corp.
7.430% due 12/01/2021		47	47
GMAC LLC
6.000% due 04/01/2011		2,600	2,215
6.119% due 05/15/2009		1,600	1,491
7.000% due 02/01/2012		1,200	1,019
8.000% due 11/01/2031		1,000	841
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	2,200	2,153
6.250% due 09/01/2017		$7,000	7,295
6.750% due 10/01/2037		1,100	1,081
Harrah’s Operating Co., Inc.
5.498% due 02/08/2008		2,000	2,001
HCP, Inc.
5.950% due 09/15/2011		300	301
HJ Heinz Finance Co.
6.000% due 03/15/2012		900	924
International Lease Finance Corp.
5.350% due 03/01/2012		1,000	1,002
Johnson Controls, Inc.
5.250% due 01/15/2011		900	903
JPMorgan & Co., Inc. CPI Linked Bond
10.481% due 02/15/2012		760	784
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,751
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$5,500	5,604
JPMorgan Chase Capital
6.550% due 09/29/2036		1,300	1,177
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,200	1,071
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		3,300	3,475
Kraft Foods, Inc.
6.250% due 06/01/2012		900	936
Lennar Corp.
5.950% due 10/17/2011		900	762
Loews Corp.
5.250% due 03/15/2016		300	300
Macys Retail Holdings, Inc.
4.800% due 07/15/2009		300	298
Masco Corp.
5.875% due 07/15/2012		300	308
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009		400	392
Mizuho JGB Investment LLC
9.870% due 12/29/2049		400	404
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		500	504
Morgan Stanley
5.334% due 01/18/2008		2,100	2,099
6.250% due 08/28/2017		400	407
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	941
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		1,000	1,007
NiSource Finance Corp.
5.400% due 07/15/2014		300	294
Reynolds American, Inc.
5.691% due 06/15/2011		400	390
Ryder System, Inc.
3.500% due 03/15/2009		1,000	989
Sara Lee Corp.
6.250% due 09/15/2011		900	935
SB Treasury Co. LLC
9.400% due 12/29/2049		2,900	2,962
Sealed Air Corp.
6.950% due 05/15/2009		800	821
Sprint Capital Corp.
8.750% due 03/15/2032		200	226
Sprint Nextel Corp.
6.000% due 12/01/2016		700	672
State Street Capital Trust IV
5.991% due 06/15/2037		2,400	1,869
SUPERVALU, Inc.
7.500% due 11/15/2014		200	206
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		2,800	2,843
Viacom, Inc.
5.750% due 04/30/2011		2,000	2,027
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		2,400	2,401
World Savings Bank FSB
4.938% due 05/08/2009		4,700	4,706

			106,459

Mortgage-Backed Securities 8.8%
Adjustable Rate Mortgage Trust
5.132% due 09/25/2035		250	248
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,361	1,337
Banc of America Funding Corp.
6.144% due 01/20/2047		356	351
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,207	3,063
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		7,075	6,998
4.434% due 05/25/2034		742	729
4.486% due 02/25/2034		56	55
4.550% due 08/25/2035		7,430	7,324
4.652% due 10/25/2033		368	365
4.673% due 05/25/2034		269	262
4.780% due 11/25/2034		541	539
Bear Stearns Alt-A Trust
5.527% due 09/25/2035		1,768	1,742
5.811% due 11/25/2036		5,384	5,311
5.949% due 02/25/2036		3,197	3,167
Bear Stearns Structured Products, Inc.
5.684% due 01/26/2036		2,554	2,532
Citicorp Real Estate, Inc.
7.430% due 01/01/2024		23	23
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		1,328	1,302
4.748% due 08/25/2035		1,450	1,430
4.900% due 10/25/2035		7,300	7,260
Countrywide Home Loan Mortgage Pass-Through Trust
4.801% due 11/25/2034		485	482
4.854% due 04/20/2035		260	260
5.185% due 03/25/2035		3,352	3,179
5.195% due 02/25/2035		621	600
6.141% due 08/25/2034		162	161
CS First Boston Mortgage Securities Corp.
4.094% due 08/25/2033		749	751
4.918% due 07/25/2033		57	57
5.639% due 05/25/2032		30	30
6.500% due 04/25/2033		107	107
First Horizon Asset Securities, Inc.
4.402% due 12/25/2033		417	414
4.737% due 07/25/2033		201	200
5.372% due 08/25/2035		258	257
GMAC Mortgage Corp. Loan Trust
4.311% due 06/25/2034		71	70
5.500% due 09/25/2034		2,036	2,036
Greenpoint Mortgage Funding Trust
4.945% due 01/25/2047		520	510
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		76	75
GSR Mortgage Loan Trust
4.603% due 03/25/2033		367	362
Harborview Mortgage Loan Trust
4.970% due 05/19/2033		622	613
5.148% due 07/19/2035		126	125
Indymac Index Mortgage Loan Trust
5.047% due 12/25/2034		151	150
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		1,300	1,310
6.465% due 11/15/2035		2,300	2,431
JPMorgan Mortgage Trust
4.392% due 11/25/2033		377	372
5.023% due 02/25/2035		751	736
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		198	198
MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034		500	496
Mellon Residential Funding Corp.
5.468% due 12/15/2030		898	881
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		4,551	4,384
6.439% due 02/25/2033		510	508
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		1,903	1,836
Residential Accredit Loans, Inc.
5.075% due 04/25/2046		426	400
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035		218	215
6.500% due 03/25/2032		100	100
Sequoia Mortgage Trust
5.299% due 07/20/2033		1,015	991
5.315% due 10/19/2026		498	487
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		252	250
4.590% due 04/25/2034		585	583
5.210% due 09/25/2034		1,180	1,174
Structured Asset Mortgage Investments, Inc.
5.215% due 07/19/2035		1,943	1,845
5.255% due 07/19/2034		273	272
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		8,577	8,215
5.572% due 10/15/2048		4,300	4,377
Washington Mutual, Inc.
4.143% due 08/25/2034		1,650	1,616
4.208% due 06/25/2033		281	279
4.229% due 03/25/2034		1,128	1,116
4.551% due 03/25/2033		2,361	2,317
5.095% due 04/25/2045		1,558	1,472
5.125% due 11/25/2045		668	631
5.175% due 01/25/2045		709	671
5.405% due 12/25/2027		2,446	2,340
Wells Fargo Mortgage-Backed Securities Trust
4.617% due 06/25/2035		7,018	6,950

			103,930

Municipal Bonds & Notes 0.4%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.728% due 01/01/2014		270	280
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		400	405
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		285	293
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		765	730
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	931
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.869% due 12/15/2013		370	379
New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017		200	211
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		1,400	1,410
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		600	53

			4,795

	Shares
Preferred Stocks 0.2%
DG Funding Trust
6.979% due 12/31/2049		130	1,375
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		900	902

			2,277

	Principal Amount (000s)
U.S. Government Agencies 39.7%
Fannie Mae
0.000% due 06/01/2017		$30,300	19,687
4.186% due 11/01/2034		6,594	6,658
4.925% due 12/01/2034		1,038	1,037
5.000% due 07/01/2018 - 10/01/2035		10,167	9,843
5.000% due 03/01/2036 (f)		6,289	6,141
5.500% due 10/01/2017 - 01/01/2038		98,487	98,432
5.500% due 06/01/2033 - 10/01/2037 (f)		151,624	151,518
6.000% due 01/01/2036 - 01/01/2038		44,238	44,932
6.000% due 05/01/2037 - 11/01/2037 (f)		59,975	60,919
6.470% due 09/25/2012		1,000	1,107
6.500% due 06/01/2034 - 01/01/2038		20,800	21,383
6.952% due 11/01/2023		13	13
7.181% due 03/01/2024		23	23
9.000% due 04/01/2016		7	7
15.750% due 12/01/2011		1	1
Federal Farm Credit Bank
7.530% due 04/15/2009		475	497
Federal Home Loan Bank
4.300% due 05/12/2008		10,000	9,990
5.750% due 08/15/2011		500	534
Federal Housing Administration
7.400% due 02/01/2021		169	171
Freddie Mac
4.500% due 02/15/2020		9,472	9,407
5.000% due 12/15/2031		3,600	3,508
5.334% due 04/01/2037		2,411	2,423
5.378% due 12/15/2030		614	614
5.433% due 04/01/2037		167	169
5.500% due 01/01/2038		2,000	1,996
6.063% due 10/25/2044		4,786	4,798
7.171% due 02/01/2029		369	372
7.260% due 05/01/2023		77	77
Ginnie Mae
5.625% due 07/20/2022 - 09/20/2026		176	177
5.628% due 02/16/2030		269	273
6.000% due 08/20/2034		4,273	4,292
6.125% due 12/20/2023 - 12/20/2026		84	85
6.250% due 01/20/2030		91	92
6.375% due 05/20/2022 - 05/20/2030		402	407
8.500% due 01/15/2030 - 02/15/2031		195	212
Small Business Administration
6.640% due 02/01/2011		269	278
7.640% due 03/10/2010		35	37
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	4,496
7.140% due 05/23/2012		1,000	1,123

			467,729

U.S. Treasury Obligations 2.9%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2027		7,148	7,561
2.625% due 07/15/2017		5,241	5,657
U.S. Treasury Bonds
4.500% due 02/15/2036		1,500	1,508
8.125% due 05/15/2021		1,690	2,323
8.875% due 02/15/2019		6,000	8,440
U.S. Treasury Strips
0.000% due 02/15/2019		11,200	6,857
0.000% due 08/15/2024		3,500	1,614

			33,960

Total United States (Cost $741,342)			746,689

SHORT-TERM INSTRUMENTS 23.7%
Certificates of Deposit 0.9%
Royal Bank of Scotland Group PLC
4.734% due 03/26/2008		10,200	10,197

Commercial Paper 21.0%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		4,100	4,098
Barclays U.S. Funding Corp.
5.085% due 03/14/2008		30,000	29,712
Citibank N.A.
5.940% due 02/01/2008		11,700	11,642
Danske Corp.
4.970% due 01/22/2008		30,500	30,416
DnB NORBank ASA
5.050% due 01/16/2008		1,300	1,298
General Electric Capital Corp.
3.750% due 01/02/2008		30,300	30,300
Rabobank Financial Co.
3.990% due 01/02/2008		12,100	12,100
Royal Bank of Scotland Group PLC
4.950% due 03/19/2008		21,800	21,575
5.000% due 02/04/2008		10,000	9,954
Skandinaviska Enskilda Banken AB
4.770% due 03/20/2008		32,400	32,061
Unicredito Italiano SpA
4.930% due 03/19/2008		24,900	24,643
5.000% due 03/25/2008		10,500	10,383
Westpac Trust Securities NZ Ltd.
5.000% due 01/18/2008		28,700	28,636

			246,818

Repurchase Agreements 1.0%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		7,000	7,000
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.750% due 01/08/2010 valued at $7,143. Repurchase proceeds are $7,001.)
3.900% due 01/02/2008		4,966	4,966
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 2.750% due 03/14/2008 valued at $5,070. Repurchase proceeds are $4,967.)

			11,966

U.S. Treasury Bills 0.8%
2.889% due 02/28/2008 - 03/13/2008 (a)(c)(d)(g)		9,330	9,246

Total Short-Term Instruments (Cost $278,232)			278,227

Purchased Options (i) 2.4% (Cost $13,612)			28,018
Total Investments 154.2% (Cost $1,762,535)			$1,815,256
Written Options (j) (1.8%) (Premiums $9,348)			(20,774)
Other Assets and Liabilities (Net) (52.4%)			(617,581)

Net Assets (e) 100.0%			$1,176,902

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $6,687 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $24,657 and derivative instruments with an aggregate depreciation of ($1,897) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $106,049 at a weighted average interest rate of 5.050%. On December 31, 2007, securities valued at $214,451 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,218 and cash of $7,325 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor December Futures	Long	12/2008	215	$52
90-Day Euribor June Futures	Long	06/2008	72	13
90-Day Euribor March Futures	Long	03/2008	121	(15)
90-Day Euribor September Futures	Long	09/2008	336	43
90-Day Eurodollar December Futures	Long	12/2008	320	220
90-Day Eurodollar December Futures	Long	12/2009	823	551
90-Day Eurodollar June Futures	Long	06/2009	211	121
90-Day Eurodollar March Futures	Long	03/2009	471	303
90-Day Eurodollar September Futures	Long	09/2008	340	716
Euro-Bobl March Futures	Long	03/2008	514	(125)
Euro-Bobl March Futures Call Options Strike @ EUR 117.000	Long	03/2008	184	0
Euro-Bobl March Futures Call Options Strike @ EUR 117.500	Long	03/2008	211	0
Euro-Bund 10-Year Bond March Futures	Long	03/2008	667	(1,921)
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 105.500	Long	03/2008	502	0
Euro-Schatz March Futures	Short	03/2008	1,846	1,663
Euro-Schatz March Futures Call Options Strike @ EUR 107.000	Long	03/2008	579	0
Euro-Schatz March Futures Call Options Strike @ EUR 107.500	Long	03/2008	1,267	0
Japan Government 10-Year Bond March Futures	Long	03/2008	34	4
U.S. Treasury 2-Year Note March Futures	Short	03/2008	525	(325)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	2,412	(1,042)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	855	361
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	389	(550)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	175	287
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	148	49
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	38	90
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	47	113
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	11	21
United Kingdom Government 10-Year Bond March Futures	Short	03/2008	79	(8)

				$621

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012	EUR	600	$1
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		600	11
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		600	(5)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		900	(1)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		1,000	13
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		800	(2)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		$800	(1)
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017		1,400	3
Bank of America	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%	12/20/2012		1,100	(96)
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%)	06/20/2012		300	(3)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		3,000	(21)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012		400	2
Bank of America	Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009		300	3
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%	06/20/2008		2,900	(19)
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.459%)	06/20/2012		500	0
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012		300	(1)
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		600	7
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%)	03/20/2012		1,000	6
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%)	06/20/2017		400	1
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		300	(1)
Barclays Bank PLC	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.110%)	03/20/2009		1,000	1
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009		900	1
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%)	06/20/2017		600	13
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%)	06/20/2012		1,100	7
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		400	16
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		800	7
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010		300	(1)
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012		700	2
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		1,000	(4)
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%)	06/20/2012		2,000	2
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012		1,000	12
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016		300	1
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014		300	5
Bear Stearns & Co., Inc.	Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%)	12/20/2016		700	19
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011		800	0
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		800	(10)
Credit Suisse USA, Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011		900	0
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008		1,500	1
Credit Suisse USA, Inc.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		300	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014		500	1
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		1,400	(14)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		3,000	(9)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017		400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		3,700	(26)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%	06/20/2008		4,800	(32)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%	06/20/2008		2,400	(11)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		200	0
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011		1,100	11
Deutsche Bank AG	SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009		3,000	1
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		400	5
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		900	9
Goldman Sachs & Co.	Duke Energy Carolinas LLC 6.250% due 01/15/2012	Buy	(0.090%)	06/20/2012		900	10
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010		500	(1)
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%)	06/20/2012		1,800	3
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%	12/20/2008		5,900	4
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012		600	(52)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008		2,100	0
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.300%	12/20/2008		5,900	2
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		2,700	1
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		400	0
JPMorgan Chase & Co.	HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011		300	6
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		8,100	168
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011		6,600	155
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		3,100	75
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		1,000	88
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.550%	03/20/2008		1,000	(6)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	4.900%	09/20/2012		2,300	(153)
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010		1,000	0
Lehman Brothers, Inc.	Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011		900	(3)
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017		1,900	28
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%)	06/20/2011		1,000	32
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011		9,000	207
Merrill Lynch & Co., Inc.	GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%)	06/20/2011		2,600	385
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		1,000	16
Merrill Lynch & Co., Inc.	Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%)	12/20/2012		900	16
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%)	06/20/2012		1,400	4
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012		1,200	(43)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		6,500	160
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%)	03/20/2011		700	6
Morgan Stanley	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%)	06/20/2012		900	4
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012		300	11
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.330%	12/20/2008		1,200	(5)
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012		800	7
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		200	0
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010		200	(10)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011		300	(1)
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009		1,000	0
Royal Bank of Canada	JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%)	03/20/2016		1,600	43
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011		300	1
Royal Bank of Scotland Group PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011		400	(3)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012		1,900	122
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		900	75
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%	09/20/2012		600	29
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		1,100	(3)
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016		1,900	37
UBS Warburg LLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%)	06/20/2017		1,000	(6)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		300	(4)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		600	(7)

							$1,301

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	5,300	$62
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		2,300	29
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		700	8
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,900	20
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		$4,400	129
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,000	58
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012		9,300	(104)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%	06/20/2012		1,100	38
Credit Suisse USA, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		13,700	253
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012		600	(9)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		9,000	255
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		91,600	309
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,100	61
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.920%	06/20/2012		1,200	72
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		8,900	248
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%	06/20/2012		1,200	70
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		1,984	(9)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		10,912	(49)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		9,400	273
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		4,700	136

							$1,850

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Cross-Currency Swaps

Counterparty	Receive	Pay	Expiration Date	(2)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unrealized Appreciation
Goldman Sachs & Co.	Floating rate equal to 3-Month JPY-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/10/2009		JPY	39,176,000	$332,000	$19,402

(2)	At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	16,800	$(89)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		23,700	(183)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		38,900	(1,617)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	1,756
Credit Suisse USA, Inc.	6-Month Australian Bank Bill	Pay	7.250%	06/15/2013		6,800	(52)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		52,430	(393)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		83,500	(842)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		18,500	319
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		16,800	(80)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		23,700	(229)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		22,100	342
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		30,000	(1,203)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		20,000	1,600
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	13,200	(385)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		47,900	(1,512)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	2,300	12
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	03/19/2010	EUR	29,400	(44)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		1,400	(102)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	183
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		2,300	(44)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		5,400	50
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		3,600	33
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	69
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		27,100	2,358
Credit Suisse USA, Inc.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		46,100	413
Credit Suisse USA, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		27,700	2,288
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		15,500	(95)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		30,600	1,337
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,300	(8)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		65,200	(211)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(14)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		14,200	61
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		3,000	(48)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		10,800	(140)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,500	1,028
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	6.000%	06/18/2034		500	(11)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		6,700	(275)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		18,700	(145)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		20	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		600	(12)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		29,600	(170)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		1,400	(23)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(29)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		6,300	(39)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		75,300	(194)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	115
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		7,100	385
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	(9)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,400	(236)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	155
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	03/20/2010	GBP	29,800	283
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		5,900	(59)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,500	(18)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		41,600	186
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,900	702
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	4.250%	06/12/2036		1,000	(87)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		2,200	(37)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		9,100	(40)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		11,600	416
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(20)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		27,400	(308)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		12,300	(65)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,300	634
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		10,800	427
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		14,400	558
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,400	(6)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		8,000	(68)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(14)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,600	155
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,900	(54)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		3,300	150
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		18,700	981
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		5,300	203
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	133
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,200	390
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017	JPY	1,090,000	(14)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,990,000	(31)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		1,900,000	21
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.500%	12/20/2027		250,000	(55)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.035%	05/18/2010		360,000	(85)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		2,000,000	(281)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(70)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		8,310,000	(96)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		1,120,000	(696)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,200,000	(17)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		3,520,000	48
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		1,900,000	(618)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		1,110,000	(267)
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2015		7,840,000	91
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		1,280,000	(73)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		860,000	(16)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	12/20/2012		4,440,000	61
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2015		2,840,000	79
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		840,000	(47)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.500%	06/20/2036		450,000	(60)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	7,500	(9)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		22,000	46
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		11,000	19
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		46,600	(180)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	6
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		16,000	(19)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$17,200	201
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,100	(83)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		21,500	86
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/18/2015		175,200	(429)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	(393)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		32,400	520
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		22,000	(386)
Credit Suisse USA, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,800	(124)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		345,100	3,898
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		144,700	83
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2009		445,400	919
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.000%	06/18/2010		7,400	(32)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(2,188)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		249,400	62
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,500	(85)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,800	(350)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		6,100	(273)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		74,700	1,400
Morgan Stanley	3-Month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(1,109)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		27,600	(780)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		41,000	(1,997)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		33,500	335

							$5,523

(i) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$115.000	02/22/2008	16	$0	$0
Call - CBOT U.S. Treasury 2-Year Note March Futures	116.000	02/22/2008	565	10	9
Call - CBOT U.S. Treasury 2-Year Note March Futures	120.000	02/22/2008	45	1	1
Call - CBOT U.S. Treasury 5-Year Note March Futures	122.500	02/22/2008	45	1	1
Call -CBOT U.S. Treasury 5-Year Note March Futures	126.000	02/22/2008	627	12	10
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	2,318	44	36
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/22/2008	323	6	5
Call - CBOT U.S. Treasury 10-Year Note March Futures	137.000	02/22/2008	888	17	14
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.000	02/22/2008	421	8	6
Put - CBOT U.S. Treasury 10-Year Note March Futures	102.000	02/22/2008	435	8	7

				$107	$89

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	27,000	$144	$106
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	22,800	108	273
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		12,000	47	129
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$62,100	241	1,453
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		109,200	1,087	2,134
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		42,500	427	830
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		96,500	1,131	1,156
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		216,400	1,073	5,065
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		220,500	1,422	4,462
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		243,600	2,162	5,845
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,600	190	363
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		53,100	560	876

								$8,592	$22,692

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	5,100	$151	$572
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		5,100	151	31
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	228
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	78
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	175
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	67
Call - OTC U.S. dollar versus Japanese yen	JPY	114.650	01/18/2008		$9,000	300	16
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		9,000	300	268
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		8,100	98	9
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		22,900	801	75
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		22,900	721	916
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,100	295	65
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,100	295	658
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		20,600	542	78
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		20,600	542	1,607
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	191	212
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	147	181

						$4,896	$5,236

Options on Securities

Description		Strike Price	Expiration Date		Notional Amount	Cost	Value
Put - OTC WisdomTree International Healthcare 5.250% due 1/01/2011	EUR	99.000	02/22/2008	EUR	15,500	$2	$0
Put - OTC Freddie Mac 5.500% due 02/01/2038		$86.438	02/05/2008		$2,000	0	0
Put - OTC Fannie Mae 5.500% due 02/01/2038		87.781	02/05/2008		12,000	1	0
Put - OTC Fannie Mae 6.500% due 02/01/2038		93.000	02/05/2008		5,050	1	0
Call - OTC Fannie Mae 5.000% due 02/01/2038		102.500	02/05/2008		9,600	1	0
Put - OTC Fannie Mae 5.500% due 03/01/2038		89.000	03/05/2008		33,000	4	0
Put - OTC Fannie Mae 6.000% due 03/01/2038		91.750	03/05/2008		38,700	4	1
Call - OTC Fannie Mae 5.000% due 03/01/2038		104.500	03/05/2008		34,000	4	0

						$17	$1

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	184	$74	$523
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	110	92	124
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	110	59	28

				$225	$675

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009	EUR	8,800	$129	$102
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	5,700	107	65
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		3,000	46	34
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$49,300	201	1,502
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		27,000	242	1,127
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		36,400	978	1,737
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	678
Call - OTC 7-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		32,200	1,083	1,118
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		94,100	1,129	3,927
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		87,500	1,251	3,025
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		105,900	2,110	5,066
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	172	296
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	739

								$8,347	$19,416

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Premium	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	4,000	$253	$424
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		4,000	252	27
Call - OTC U.S. dollar versus Japanese yen	JPY	117.570	02/18/2008		$3,900	44	6
Put - OTC U.S. dollar versus Japanese yen		104.000	06/09/2008		6,700	53	79
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		5,200	26	10
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,400	74	74
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,400	74	63

						$776	$683

(k) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,989	$2,153	0.18%
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	3,765	3,724	0.32%

				$5,754	$5,877	0.50%

(l) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(3)
Fannie Mae	5.000%	01/01/2038	$38,000	$37,430	$37,080
Fannie Mae	5.500%	01/01/2038	19,000	18,979	18,979
U.S. Treasury Notes	4.250%	11/15/2013	25,200	25,752	26,294
U.S. Treasury Notes	4.500%	11/15/2015	29,760	30,641	31,220
U.S. Treasury Notes	4.500%	02/15/2016	2,500	2,593	2,657
U.S. Treasury Notes	4.500%	05/15/2017	83,900	86,021	87,579
U.S. Treasury Notes	4.625%	07/31/2012	6,000	6,325	6,438
U.S. Treasury Notes	4.625%	02/15/2017	22,900	24,105	24,429
U.S. Treasury Notes	4.875%	05/31/2011	100	106	106
U.S. Treasury Notes	5.125%	05/15/2016	32,100	34,982	35,074

				$266,934	$269,856

(3)	Market value includes $1,945 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AUD	19,359	01/2008	$150	$(2)	$148
Sell		29,008	01/2008	116	(85)	31
Buy		2,701	02/2008	56	0	56
Sell		7,751	02/2008	0	(151)	(151)
Buy	BRL	24,757	03/2008	1,349	0	1,349
Sell		24,354	03/2008	126	0	126
Buy		74,006	07/2008	1,163	(47)	1,116
Sell		14,488	07/2008	84	0	84
Buy	CAD	5,626	01/2008	113	(2)	111
Sell	CLP	83,585	03/2008	0	(9)	(9)
Buy		66,358	07/2008	0	0	0
Buy	CNY	149,632	01/2008	233	0	233
Sell		149,632	01/2008	0	(385)	(385)
Buy		106,826	03/2008	185	0	185
Sell		106,826	03/2008	0	(269)	(269)
Buy		50,970	04/2008	56	0	56
Buy		45,620	07/2008	187	0	187
Sell		45,620	07/2008	0	(181)	(181)
Buy	DKK	6,525	03/2008	0	(5)	(5)
Buy	EUR	238,534	01/2008	21	(613)	(592)
Sell		7,933	01/2008	0	(61)	(61)
Buy	GBP	19,488	01/2008	0	(503)	(503)
Sell	HKD	601	01/2008	0	0	0
Buy	INR	240,252	05/2008	204	0	204
Buy		29,643	08/2008	0	(2)	(2)
Buy	JPY	1,169,510	01/2008	0	(21)	(21)
Sell		727,971	01/2008	125	0	125
Buy		2,494,920	02/2008	122	0	122
Sell		33,127,510	02/2008	341	(4)	337
Buy	KRW	1,221,185	01/2008	0	(25)	(25)
Sell		4,756,497	01/2008	101	0	101
Buy		9,529,688	05/2008	8	(109)	(101)
Sell		2,691,790	05/2008	51	0	51
Buy		937,693	08/2008	0	(12)	(12)
Buy	MXN	99,311	03/2008	231	(1)	230
Sell		68,072	03/2008	0	(115)	(115)
Buy	MYR	60,008	05/2008	340	0	340
Sell	NZD	6,007	01/2008	0	(113)	(113)
Buy		4,600	02/2008	72	0	72
Sell		6,007	02/2008	28	0	28
Sell	PLN	226	03/2008	0	(14)	(14)
Buy		371	07/2008	15	0	15
Buy	RUB	486,902	01/2008	1,174	0	1,174
Sell		486,902	01/2008	25	(398)	(373)
Buy		18,874	07/2008	20	0	20
Buy		173,070	11/2008	7	(25)	(18)
Sell		38,454	11/2008	0	(9)	(9)
Buy	SEK	48,644	03/2008	0	(81)	(81)
Buy	SGD	9,250	02/2008	106	0	106
Sell		858	02/2008	0	(5)	(5)
Buy		919	08/2008	0	0	0
Buy	TWD	60,810	01/2008	0	(7)	(7)
Buy	ZAR	2,858	07/2008	23	0	23

				$6,832	$(3,254)	$3,578

See accompanying notes

Schedule of Investments

GNMA Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 186.9%
Fannie Mae
4.500% due 02/01/2020	$6,673	$6,563
5.000% due 01/01/2018 - 02/01/2038	27,950	27,334
5.000% due 01/01/2037 (e)	3,901	3,807
5.500% due 07/01/2034 - 01/01/2038	49,316	49,256
5.500% due 05/01/2037 (e)	2,994	2,991
6.000% due 12/01/2037 - 01/01/2038	6,000	6,093
6.500% due 01/01/2038	5,500	5,654
6.797% due 03/01/2018	13	13
7.000% due 01/01/2038	1,000	1,040
9.000% due 07/01/2018	9	10
Federal Housing Administration
8.137% due 09/01/2040	47	48
Freddie Mac
5.000% due 12/01/2035	4,661	4,551
5.500% due 09/01/2037 (e)	13,510	13,484
5.500% due 11/01/2037	10,562	10,541
5.808% due 05/01/2019	11	12
6.000% due 11/01/2036 - 09/01/2037	17,659	17,926
6.000% due 08/01/2037 (e)	31,414	31,888
6.276% due 06/01/2030	16	17
6.825% due 05/01/2031	11	11
7.500% due 08/15/2029 (a)	32	5
Ginnie Mae
3.500% due 02/20/2026	4,004	3,987
4.500% due 08/20/2033	1,770	1,679
5.000% due 01/15/2037 - 01/01/2038	55,964	55,151
5.228% due 01/16/2031 - 02/16/2032	3,635	3,633
5.278% due 08/16/2032	1,720	1,723
5.328% due 12/16/2026 - 08/16/2031	760	761
5.428% due 06/16/2027	466	467
5.500% due 04/15/2025 - 01/01/2038	176,391	177,762
5.528% due 07/16/2028	147	148
5.562% due 05/16/2027	74	75
5.578% due 04/16/2032	283	286
5.599% due 06/20/2030	12	12
5.625% due 07/20/2018 - 09/20/2035	5,967	6,007
5.678% due 05/16/2029	501	504
6.000% due 06/15/2009 - 01/01/2038	133,388	136,601
6.125% due 12/20/2017 - 10/20/2030	15	15
6.250% due 02/20/2030	1,200	1,215
6.375% due 06/20/2021 - 05/20/2032	11,073	11,192
6.500% due 05/20/2016 - 02/01/2038	91,297	94,268
7.500% due 10/15/2022 - 06/15/2033	4,933	5,150
Small Business Administration
7.449% due 08/01/2010	30	31

Total U.S. Government Agencies (Cost $675,796)		681,911

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
4.500% due 05/15/2017	1,000	1,037

Total U.S. Treasury Obligations (Cost $1,037)		1,037

MORTGAGE-BACKED SECURITIES 1.4%
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037	2,882	2,852
CS First Boston Mortgage Securities Corp.
5.758% due 03/25/2032	81	78
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,848	1,812
Structured Asset Mortgage Investments, Inc.
5.295% due 09/19/2032	168	163

Total Mortgage-Backed Securities (Cost $4,892)		4,905

ASSET-BACKED SECURITIES 1.3%
Amortizing Residential Collateral Trust
5.155% due 07/25/2032	19	19
Centex Home Equity
5.165% due 01/25/2032	32	32
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033	48	44
Citibank Omni Master Trust
5.962% due 12/23/2013	3,300	3,298
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,670	1,250
Home Equity Asset Trust
5.465% due 11/25/2032	3	2
Saxon Asset Securities Trust
5.385% due 08/25/2032	16	15
Structured Asset Securities Corp.
5.155% due 01/25/2033	86	85

Total Asset-Backed Securities (Cost $4,884)		4,745

SHORT-TERM INSTRUMENTS 3.7%
Commercial Paper 0.2%
Rabobank Financial Co.
3.990% due 01/02/2008	600	600

Repurchase Agreements 1.9%
State Street Bank and Trust Co.
3.900% due 01/02/2008	6,917	6,917
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 02/15/2008 valued at $7,060. Repurchase proceeds are $6,918.)

U.S. Treasury Bills 1.6%
2.864% due 02/28/2008 - 03/13/2008 (b)(c)(f)	6,095	6,041

Total Short-Term Instruments (Cost $13,579)		13,558

Purchased Options (h) 0.0% (Cost $25)		10
Total Investments 193.6% (Cost $700,213)		$706,166
Written Options (i) (0.0%) (Premiums $28)		0
Other Assets and Liabilities (Net) (93.6%)		(341,394)

Net Assets (d) 100.0%		$364,772

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $5,947 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $6,198 and derivative instruments with an aggregate appreciation of $2,762 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended December 31, 2007 was $46,675 at a weighted average interest rate of 5.130%. On December 31, 2007, securities valued at $32 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $94 and cash of $235 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	300	$888
U.S. Treasury 10-Year Note March Futures	Short	03/2008	74	18

				$906

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	$2,000	$(1,583)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	500	86
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	1,500	1,358
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	1,500	1,318
UBS Warburg LLC	Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	2,000	1,592

						$2,771

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	$3,000	$777
Deutsche Bank AG	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	4,000	(1,016)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	2,500	(1,280)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	2,500	1,252
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	2,500	(616)

						$(883)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	(Pay)/Receive Floating Rate		Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive		5.000%	06/18/2018	$8,300	$(27)
Deutsche Bank AG	3-Month USD-LIBOR	Pay		5.000%	06/18/2015	10,600	(6)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $	316	07/01/2011	8,000	(311)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay		5.000%	06/18/2015	1,350	8
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive		5.000%	06/18/2018	3,500	(49)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive		5.000%	06/18/2018	24,500	(91)

							$(476)

(h) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.750%	01/31/2008	$4,500	$25	$10

(i) Written options outstanding on December 31, 2007:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 01/01/2038	$98.500	01/03/2008	$10,000	$28	$0

(j) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	12/01/2037	$19,000	$18,938	$18,943
Fannie Mae	5.500%	01/01/2038	40,000	39,816	39,956
Fannie Mae	6.500%	01/01/2038	1,000	1,028	1,028
Freddie Mac	5.500%	01/01/2038	12,000	11,952	11,976
Freddie Mac	6.000%	01/01/2038	50,000	50,750	50,742
Ginnie Mae	5.500%	01/01/2038	52,000	52,400	52,382
Ginnie Mae	6.000%	01/01/2038	45,000	45,823	46,076
Ginnie Mae	6.000%	02/01/2038	9,000	9,153	9,207
U.S. Treasury Bonds	4.750%	08/15/2017	1,300	1,363	1,403
U.S. Treasury Notes	4.500%	05/15/2017	4,378	4,582	4,577

				$235,805	$236,290

(2)	Market value includes $68 of interest payable on short sales.

See accompanying notes

Schedule of Investments

High Yield Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 7.8%
AES Corp.
7.120% due 04/30/2010		$1,000	$992
8.390% due 04/30/2010		2,698	2,673
8.540% due 04/30/2010		2,302	2,285
Amadeus Global Travel Distribution S.A.
6.752% due 04/08/2012		3,693	3,433
6.846% due 04/08/2013		1,902	1,804
7.096% due 04/08/2014		1,879	1,786
Biomet, Inc.
7.000% due 03/08/2008		39,000	38,120
7.776% due 03/25/2015		1,250	1,238
Centennial Cellular Operating Co. LLC
6.830% due 02/09/2011		1,366	1,334
7.081% due 01/20/2011		216	211
Centennial Communications Corp.
6.830% due 02/09/2011		1,423	1,390
Community Health Corp.
7.331% due 07/25/2014		9,358	9,022
Community Health Systems, Inc.
4.000% due 07/02/2014		1,036	999
7.072% due 07/02/2014		3,213	3,097
Daimler Finance North America LLC
9.000% due 08/03/2012		64,897	62,567
Delphi Corp.
8.562% due 07/01/2008		11,000	10,985
8.625% due 07/01/2008		1,000	998
Ferrellgas Partners LP
7.240% due 08/01/2010 (k)		26,000	27,031
Ford Motor Co.
8.000% due 12/15/2013		29,527	27,396
Harrah’s Entertainment, Inc.
7.500% due 03/09/2008		40,000	39,200
HCA, Inc.
7.080% due 11/16/2013		17,617	17,000
Headwaters, Inc.
6.790% due 04/30/2011		1,791	1,728
HealthSouth Corp.
7.345% due 02/02/2013		81	78
7.750% due 03/10/2013		11,148	10,674
Hertz Corp.
4.910% due 12/21/2012		795	780
6.750% due 12/21/2012		248	243
6.890% due 12/21/2012		2,431	2,385
6.920% due 12/21/2012		1,738	1,705
Ineos Group Holdings PLC
7.357% due 10/07/2012		12,136	11,552
7.451% due 10/07/2012		933	889
Intelsat Bermuda Ltd.
7.131% due 02/15/2014		20,750	20,491
Metro-Goldwyn-Mayer, Inc.
8.108% due 04/08/2012		15,841	14,717
Mylan Laboratories, Inc.
8.312% due 10/02/2014		8,250	8,180
9.750% due 10/02/2008		552	549
Northwest Airlines, Inc.
6.970% due 08/22/2008		4,455	4,208
NTL Investment
7.224% due 01/06/2013		2,832	2,709
Nuveen Investments, Inc.
7.830% due 11/13/2014		3,628	3,597
7.865% due 11/01/2014		3,371	3,342
Nycomed
7.123% due 12/20/2014		4,500	4,047
7.873% due 12/20/2015		4,500	4,069
Riverdeep Interactive
12.060% due 12/21/2014		5,506	5,492
Roundy’s Supermarket, Inc.
7.910% due 10/27/2011		10,563	10,381
SandRidge Energy, Inc.
8.354% due 04/01/2014		2,000	1,980
8.625% due 04/01/2015		59,100	58,952
SLM Corp.
0.000% due 02/16/2008		35,300	35,173
Telesat Canada
9.000% due 10/31/2008		8,693	8,302
10.500% due 10/31/2008		6,200	5,921
Thompson Learning, Inc.
7.600% due 06/27/2014		28,700	27,207
Tribune Co.
7.396% due 05/30/2009		10,337	10,003
7.910% due 05/30/2014		13,537	11,559
Univision Communications, Inc.
6.250% due 09/15/2014		638	583
7.095% due 09/15/2014		510	466
7.610% due 09/15/2014		17,852	16,313
Verso Paper Holdings LLC and Verson Paper, Inc.
11.161% due 02/01/2013		2,200	2,108
VNU/Nielson Finance LLC
7.146% due 08/09/2013		3,401	3,232
7.242% due 08/09/2013		2,044	1,942
Weather Investments II SARL
11.319% due 10/26/2014		3,000	3,143
Wind Acquisition Finance S.A.
12.459% due 12/21/2011		7,159	7,499

Total Bank Loan Obligations (Cost $572,490)			559,760

CORPORATE BONDS & NOTES 69.7%
Banking & Finance 13.5%
AES Ironwood LLC
8.857% due 11/30/2025		45,154	49,669
AES Red Oak LLC
8.540% due 11/30/2019		14,176	15,240
American General Finance Corp.
6.900% due 12/15/2017		8,200	8,223
American International Group, Inc.
5.850% due 01/16/2018		18,900	19,060
Barclays Bank PLC
6.050% due 12/04/2017		28,950	29,225
7.434% due 09/29/2049		5,100	5,309
Buffalo Thunder Development Authority
9.375% due 12/15/2014		2,650	2,372
C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,000	4,617
Citigroup Capital XXI
8.300% due 12/21/2057		12,950	13,561
Citigroup Funding, Inc.
2.080% due 08/31/2012		8,000	7,977
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		33	34
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		5,325	4,453
7.250% due 10/25/2011		1,500	1,300
7.375% due 10/28/2009		375	353
7.375% due 02/01/2011		8,300	7,438
7.800% due 06/01/2012		48,459	42,520
7.875% due 06/15/2010		5,000	4,616
8.000% due 12/15/2016		48,695	41,424
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,025	9,724
GMAC LLC
5.125% due 05/09/2008		750	742
6.000% due 04/01/2011		9,412	8,019
6.625% due 05/15/2012		20,475	17,037
6.750% due 12/01/2014		1,750	1,413
6.875% due 08/28/2012		27,665	23,204
7.000% due 02/01/2012		24,700	20,974
7.250% due 03/02/2011		24,200	21,227
7.324% due 12/01/2014		500	402
8.000% due 11/01/2031		27,590	23,200
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		42,700	41,969
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		15,700	17,034
KRATON Polymers LLC
8.125% due 01/15/2014		21,795	20,596
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017		20,200	20,858
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		33,372	34,206
10.375% due 10/15/2017 (b)		36,375	36,466
11.625% due 10/15/2017		59,467	58,872
Mirage Resorts, Inc.
7.250% due 08/01/2017		8,625	8,194
Morgan Stanley
5.950% due 12/28/2017		63,900	63,973
NSG Holdings LLC
7.750% due 12/15/2025		13,340	13,440
Petroleum Export Ltd. II
6.340% due 06/20/2011		14,505	14,632
Petroplus Finance Ltd.
6.750% due 05/01/2014		5,650	5,290
7.000% due 05/01/2017		4,770	4,388
Rabobank Capital Funding Trust
5.254% due 12/29/2049		8,035	7,204
Residential Capital LLC
7.625% due 11/21/2008		16,600	13,280
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		33,600	34,603
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		23,200	23,304
SLM Corp.
5.000% due 04/15/2015		2,000	1,708
5.000% due 06/15/2018		1,000	801
5.244% due 07/26/2010		5,950	5,480
5.294% due 07/25/2008		10,575	10,359
Tenneco, Inc.
8.125% due 11/15/2015		14,000	13,930
8.625% due 11/15/2014		9,829	9,706
10.250% due 07/15/2013		7,974	8,532
TNK-BP Finance S.A.
6.625% due 03/20/2017		9,200	8,418
7.500% due 07/18/2016		14,750	14,328
UBS AG
5.875% due 12/20/2017		15,800	15,941
UBS Preferred Funding Trust V
6.243% due 05/29/2049		9,200	8,872
Universal City Development Partners
11.750% due 04/01/2010		3,000	3,113
Universal City Florida Holding Co. I
8.375% due 05/01/2010		7,900	7,979
9.661% due 05/01/2010		1,133	1,139
Ventas Realty LP
6.750% due 04/01/2017		12,710	12,647
7.125% due 06/01/2015		9,475	9,617
Washington Mutual, Inc.
8.250% due 04/01/2010		18,175	17,365
Wilmington Trust Co.
10.210% due 01/01/2009 (k)		84	85
10.732% due 01/01/2013 (k)		4,961	5,383
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		14,570	15,954
Yankee Acquisition Corp.
8.500% due 02/15/2015		450	417

			973,416

Industrials 45.0%
Abitibi-Consolidated Co. of Canada
5.250% due 06/20/2008		1,850	1,781
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		13,285	11,691
Actuant Corp.
6.875% due 06/15/2017		13,850	13,781
Albertson’s LLC
6.570% due 02/23/2028		500	400
7.450% due 08/01/2029		24,275	23,485
7.750% due 06/15/2026		900	895
Allied Waste North America, Inc.
7.250% due 03/15/2015		31,706	31,706
7.875% due 04/15/2013		211	217
Allison Transmission
11.000% due 11/01/2015		7,955	7,279
11.250% due 11/01/2015 (b)		7,150	6,346
American Stores Co.
8.000% due 06/01/2026		17,150	17,280
AmeriGas Partners LP
7.125% due 05/20/2016		37,145	36,216
7.250% due 05/20/2015		24,170	23,807
ARAMARK Corp.
8.500% due 02/01/2015		62,105	63,192
Arco Chemical Co.
10.250% due 11/01/2010		1,445	1,510
ArvinMeritor, Inc.
8.125% due 09/15/2015		32,265	28,071
8.750% due 03/01/2012		24,475	22,945
Berry Plastics Holding Corp.
8.875% due 09/15/2014		30,080	28,726
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		46,484	35,328
Buhrmann U.S., Inc.
7.875% due 03/01/2015		13,790	13,066
8.250% due 07/01/2014		14,890	14,294
C8 Capital SPV Ltd.
6.640% due 12/29/2049		4,500	4,278
CanWest MediaWorks LP
9.250% due 08/01/2015		5,526	5,436
Cascades, Inc.
7.250% due 02/15/2013		22,210	20,933
CCO Holdings LLC
8.750% due 11/15/2013		91,791	88,119
Celestica, Inc.
7.625% due 07/01/2013		9,245	8,667
7.875% due 07/01/2011		41,425	40,079
Chart Industries, Inc.
9.125% due 10/15/2015		8,865	9,131
Charter Communications Operating LLC
8.000% due 04/30/2012		1,200	1,164
8.375% due 04/30/2014		3,000	2,918
Chemtura Corp.
6.875% due 06/01/2016		19,420	18,352
Chesapeake Energy Corp.
6.875% due 01/15/2016		7,675	7,637
7.000% due 08/15/2014		8,155	8,237
7.500% due 06/15/2014		6,550	6,697
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		5,132	4,978
Citic Resources Finance Ltd.
6.750% due 05/15/2014		2,975	2,796
Community Health Systems, Inc.
8.875% due 07/15/2015		49,597	50,775
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		6,600	6,716
7.750% due 05/15/2017		6,925	7,029
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		18,282	18,401
7.373% due 06/15/2017		1,048	1,010
7.566% due 09/15/2021		2,849	2,763
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		21,345	18,597
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		2,625	2,697
7.750% due 11/15/2015		20,945	21,678
CSC Holdings, Inc.
6.750% due 04/15/2012		12,425	11,944
7.625% due 04/01/2011		44,645	44,757
7.625% due 07/15/2018		28,650	26,465
DaVita, Inc.
7.250% due 03/15/2015		44,735	45,071
Delhaize America, Inc.
9.000% due 04/15/2031		22,147	25,717
Dex Media West LLC
9.875% due 08/15/2013		15,786	16,457
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		4,241	4,252
Dynegy Holdings, Inc.
7.125% due 05/15/2018		9,860	8,775
7.500% due 06/01/2015		12,375	11,632
7.750% due 06/01/2019		18,000	16,695
8.375% due 05/01/2016		11,000	10,808
EchoStar DBS Corp.
7.000% due 10/01/2013		600	609
7.125% due 02/01/2016		55,165	56,544
El Paso Corp.
7.000% due 06/15/2017		41,855	42,108
7.420% due 02/15/2037		1,375	1,343
7.800% due 08/01/2031		29,497	30,083
8.050% due 10/15/2030		6,710	7,021
Enterprise Products Operating LP
7.034% due 01/15/2068		4,840	4,395
8.375% due 08/01/2066		5,625	5,768
Ferrellgas Partners LP
7.120% due 08/01/2008 (k)		11,000	11,170
8.750% due 06/15/2012		17,155	17,713
8.870% due 08/01/2009 (k)		7,300	7,740
First Data Corp.
9.875% due 09/24/2015		69,095	64,345
Ford Motor Co.
7.125% due 11/15/2025		8,722	6,018
7.500% due 08/01/2026		19,800	14,157
9.215% due 09/15/2021		1,225	1,029
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		12,325	13,095
8.375% due 04/01/2017		47,175	50,713
8.394% due 04/01/2015		2,000	2,035
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		58,305	52,329
9.125% due 12/15/2014 (b)		25,525	21,824
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		31,080	32,323
General Motors Corp.
7.700% due 04/15/2016		9,505	8,079
8.250% due 07/15/2023		22,025	17,620
8.375% due 07/15/2033		1,000	810
8.800% due 03/01/2021		1,000	845
Georgia-Pacific Corp.
7.000% due 01/15/2015		2,990	2,923
7.125% due 01/15/2017		15,500	15,151
7.250% due 06/01/2028		12,525	11,085
7.375% due 12/01/2025		33,410	29,568
8.000% due 01/15/2024		56,745	53,057
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011		12	13
9.000% due 07/01/2015		21,322	22,708
HCA, Inc.
6.750% due 07/15/2013		25,438	22,767
7.190% due 11/15/2015		31,122	26,838
7.690% due 06/15/2025		7,525	6,268
8.750% due 09/01/2010		7,500	7,603
9.000% due 12/15/2014		7,936	7,690
9.250% due 11/15/2016		132,555	139,514
9.625% due 11/15/2016 (b)		5,400	5,724
Health Management Associates, Inc.
6.125% due 04/15/2016		6,550	5,711
Herbst Gaming, Inc.
7.000% due 11/15/2014		18,570	11,049
8.125% due 06/01/2012		5,945	3,909
Hertz Corp.
8.875% due 01/01/2014		56,936	58,004
Ineos Group Holdings PLC
8.500% due 02/15/2016		42,031	37,618
Ingles Markets, Inc.
8.875% due 12/01/2011		18,110	18,472
Intelsat Bermuda Ltd.
8.886% due 01/15/2015		1,500	1,511
9.250% due 06/15/2016		22,200	22,422
Intelsat Corp.
9.000% due 06/15/2016		950	962
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		1,840	1,858
8.625% due 01/15/2015		14,195	14,337
Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013		3,425	3,297
8.250% due 10/01/2012		8,298	8,215
JET Equipment Trust
7.630% due 08/15/2012 (a)		1,431	830
9.410% due 06/15/2010 (a)		757	704
10.000% due 06/15/2012 (a)		5,628	5,375
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		15,814	16,644
Legrand France S.A.
8.500% due 02/15/2025		16,900	19,708
MGM Mirage
6.625% due 07/15/2015		9,548	8,999
6.875% due 04/01/2016		34,850	33,020
7.500% due 06/01/2016		35,540	35,362
Nalco Co.
7.750% due 11/15/2011		10,680	10,867
8.875% due 11/15/2013		24,340	25,496
Norampac Industries, Inc.
6.750% due 06/01/2013		13,879	12,734
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		15,800	16,274
Nortel Networks Ltd.
9.492% due 07/15/2011		6,000	5,880
10.125% due 07/15/2013		41,200	42,642
10.750% due 07/15/2016		6,095	6,430
Northwest Airlines, Inc.
7.691% due 10/01/2018		2,762	2,685
Northwest Pipeline Corp.
7.125% due 12/01/2025		4,300	4,472
Novelis, Inc.
7.250% due 02/15/2015		6,632	6,267
OPTI Canada, Inc.
8.250% due 12/15/2014		18,265	18,174
Pilgrim’s Pride Corp.
7.625% due 05/01/2015		13,746	13,574
Plains Exploration & Production Co.
7.750% due 06/15/2015		2,300	2,312
Quebecor Media, Inc.
7.750% due 03/15/2016		33,440	32,270
Quiksilver, Inc.
6.875% due 04/15/2015		15,560	13,420
Qwest Communications International, Inc.
7.500% due 02/15/2014		99,559	99,808
Reynolds American, Inc.
7.750% due 06/01/2018		14,130	15,152
RH Donnelley Corp.
6.875% due 01/15/2013		9,125	8,212
8.875% due 01/15/2016		75,620	71,083
8.875% due 10/15/2017		35,605	33,113
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		13,525	13,457
Roseton
7.270% due 11/08/2010		35,650	36,096
7.670% due 11/08/2016		21,385	21,278
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		22,450	21,665
Sanmina-SCI Corp.
8.125% due 03/01/2016		23,325	20,788
SemGroup LP
8.750% due 11/15/2015		44,050	42,068
Sensata Technologies BV
8.000% due 05/01/2014		45,525	43,021
Service Corp. International
7.375% due 10/01/2014		4,095	4,161
7.625% due 10/01/2018		6,415	6,479
Smurfit Capital Funding PLC
7.500% due 11/20/2025		5,300	5,035
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,576
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		13,655	13,262
8.375% due 07/01/2012		17,925	17,880
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,203
Station Casinos, Inc.
6.875% due 03/01/2016		13,175	9,684
7.750% due 08/15/2016		26,895	24,407
Suburban Propane Partners LP
6.875% due 12/15/2013		25,585	24,945
Sungard Data Systems, Inc.
9.125% due 08/15/2013		52,706	53,892
Superior Essex Communications LLC
9.000% due 04/15/2012		9,195	8,873
SUPERVALU, Inc.
7.500% due 11/15/2014		9,350	9,630
Tenet Healthcare Corp.
7.375% due 02/01/2013		17,746	15,616
9.875% due 07/01/2014		560	536
Terex Corp.
8.000% due 11/15/2017		8,425	8,572
Tesoro Corp.
6.500% due 06/01/2017		11,200	11,144
6.625% due 11/01/2015		1,000	995
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)		10,000	10,230
TransDigm, Inc.
7.750% due 07/15/2014		6,420	6,548
TRW Automotive, Inc.
7.000% due 03/15/2014		18,000	16,650
7.250% due 03/15/2017		24,100	21,750
U.S. Airways Group, Inc.
9.330% due 01/01/2049		3,121	24
United Airlines, Inc.
6.071% due 03/01/2013		2,935	2,921
6.201% due 09/01/2008		2,161	2,150
6.602% due 03/01/2015		2,720	2,707
7.032% due 10/01/2010		1,229	1,229
Unity Media GmbH
10.375% due 02/15/2015		11,350	11,634
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014		36,685	37,235
West Corp.
9.500% due 10/15/2014		11,925	11,746
11.000% due 10/15/2016		6,500	6,484
Williams Cos., Inc.
6.375% due 10/01/2010		5,610	5,701
7.625% due 07/15/2019		18,980	20,664
7.875% due 09/01/2021		57,918	64,506
Williams Partners LP
7.250% due 02/01/2017		6,100	6,313
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		44,355	43,801
Xerox Capital Trust I
8.000% due 02/01/2027		16,205	16,224

			3,243,954

Utilities 11.2%
AES Corp.
8.000% due 10/15/2017		17,055	17,524
Cincinnati Bell Telephone Co.
6.300% due 12/01/2028		2,000	1,745
Cincinnati Bell, Inc.
7.250% due 07/15/2013		6,135	6,181
8.375% due 01/15/2014		31,025	30,404
Citizens Communications Co.
7.000% due 11/01/2025		1,650	1,382
7.125% due 03/15/2019		36,470	34,829
7.450% due 07/01/2035		5,460	4,573
7.875% due 01/15/2027		875	838
9.000% due 08/15/2031		20,660	20,712
Complete Production Services, Inc.
8.000% due 12/15/2016		8,180	7,955
Edison Mission Energy
7.000% due 05/15/2017		6,900	6,814
7.200% due 05/15/2019		13,195	13,030
7.625% due 05/15/2027		2,240	2,117
7.750% due 06/15/2016		7,770	8,042
Energy Future Holdings Corp.
10.875% due 11/01/2017		31,575	31,891
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		28,385	28,314
10.318% due 05/01/2013		6,225	6,303
Homer City Funding LLC
8.734% due 10/01/2026		11,737	12,852
Idearc, Inc.
8.000% due 11/15/2016		27,230	25,120
Kinder Morgan Finance Co.
5.700% due 01/05/2016		23,930	21,781
Knight, Inc.
5.150% due 03/01/2015		750	664
6.500% due 09/01/2012		3,500	3,496
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		17,325	16,372
Midwest Generation LLC
8.560% due 01/02/2016		60,151	64,212
Nevada Power Co.
6.650% due 04/01/2036		1,225	1,246
Nextel Communications, Inc.
7.375% due 08/01/2015		10,280	10,130
NGPL Pipe Co. LLC
7.119% due 12/15/2017		23,550	24,190
NRG Energy, Inc.
7.250% due 02/01/2014		9,450	9,237
7.375% due 02/01/2016		61,340	59,960
7.375% due 01/15/2017		16,275	15,909
PSEG Energy Holdings LLC
8.500% due 06/15/2011		53,705	56,235
Qwest Corp.
7.200% due 11/10/2026		9,976	9,452
7.500% due 06/15/2023		21,406	20,603
8.875% due 03/15/2012		18,720	20,124
Reliant Energy, Inc.
6.750% due 12/15/2014		52,804	53,200
7.625% due 06/15/2014		17,345	17,258
7.875% due 06/15/2017		22,095	21,984
Rural Cellular Corp.
9.875% due 02/01/2010		23,665	24,671
Sierra Pacific Resources
6.750% due 08/15/2017		10,505	10,679
7.803% due 06/15/2012		1,062	1,113
South Point Energy Center LLC
8.400% due 05/30/2012 (f)		22,038	21,818
Tenaska Alabama Partners LP
7.000% due 06/30/2021		19,925	19,986
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		37,424	38,453
UBS Luxembourg S.A. for OJSC
Vimpel Communications
8.250% due 05/23/2016		4,500	4,511
Wilmington Trust Co. - Tucson Electric
10.732% due
01/01/2013 (k)		3,046	3,305

			811,215

Total Corporate Bonds & Notes (Cost $5,139,625)			5,028,585

CONVERTIBLE BONDS & NOTES 1.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		11,950	8,559
ArvinMeritor, Inc.
4.000% due 02/15/2027		1,350	1,019
Chesapeake Energy Corp.
2.500% due 05/15/2037		13,750	15,348
2.750% due 11/15/2035		4,375	5,141
Citigroup Funding, Inc.
1.080% due 08/31/2012		5,000	5,265
CMS Energy Corp.
2.875% due 12/01/2024		14,290	19,184
Deutsche Bank AG
0.000% due 07/14/2008		4,900	4,242
0.000% due 09/29/2008		3,425	2,985
0.000% due 10/24/2008		4,525	4,139
0.450% due 08/31/2012		8,000	8,634
Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		1,450	1,245
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		1,000	894
Morgan Stanley
1.700% due 10/15/2012		7,200	7,677
3.350% due 10/01/2012		17,775	17,061
Nortel Networks Corp.
1.750% due 04/15/2012		2,500	2,022
2.125% due 04/15/2014		11,900	9,282
NovaMed, Inc.
1.000% due 06/15/2012		200	167
Pride International, Inc.
3.250% due 05/01/2033		2,500	3,381
Qwest Communications International, Inc.
3.500% due 11/15/2025		12,375	16,567
Ventas, Inc.
3.875% due 11/15/2011		4,300	4,703

Total Convertible Bonds & Notes (Cost $141,660)			137,515

MUNICIPAL BONDS & NOTES 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue
Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	284

Total Municipal Bonds & Notes (Cost $268)			284

U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
5.000% due 10/01/2033 - 02/01/2038		197,519	192,618
5.500% due 09/01/2017 - 01/01/2038		637,574	636,877
6.000% due 01/01/2038		91,900	93,322
Freddie Mac

5.500% due 01/01/2038 - 02/01/2038		40,000	39,894

Total U.S. Government Agencies (Cost $962,638)			962,711

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		665	657

Total Mortgage-Backed Securities (Cost $633)			657

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	2,022	2,804
6.862% due 04/08/2014		460	641
6.959% due 04/08/2013		3,228	4,477
6.959% due 04/08/2013		460	638
7.209% due 04/08/2014		5,250	7,315
Bombardier, Inc.
7.250% due 11/15/2016		15,225	22,315
Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	11,784
M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	6,205
Nordic Telephone Co. Holdings ApS
6.675% due 11/30/2013		4,385	6,290
6.925% due 11/30/2014		7,250	10,440
8.250% due 05/01/2016		18,275	27,120
OI European Group BV
6.875% due 03/31/2017		2,000	2,807
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,257
Royal Bank of Scotland Group PLC
0.000% due 04/06/2011	GBP	7,322	13,903
Sensata Technologies BV
9.113% due 10/27/2013	EUR	14,000	19,484
SigmaKalon
6.719% due 06/30/2012		1,433	2,032
Telenet Bidco
7.000% due 07/31/2015		20,000	28,917
UPC Broadband Holding BV
6.296% due 12/31/2014		13,916	19,242
UPC Financing Partnership
5.942% due 12/31/2014		3,964	5,481
5.982% due 12/31/2014		3,500	4,840
7.042% due 12/31/2014		5,500	7,605
UPC Holding BV
7.750% due 01/15/2014		8,025	11,220
8.625% due 01/15/2014		18,550	26,918
Virgin Media Finance PLC
8.750% due 04/15/2014		18,000	25,791

Total Foreign Currency-Denominated Issues (Cost $264,399)			282,526

		Shares
COMMON STOCKS 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (k)		65,885	1,404
U.S. Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,404

CONVERTIBLE PREFERRED STOCKS 0.7%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	4,065
5.000% due 12/31/2049		40,200	4,759
El Paso Corp.
4.990% due 12/31/2049		5,250	7,394
Fannie Mae
5.375% due 12/31/2049		9	763
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	6,912
General Motors Corp.
5.250% due 05/01/2010		226,000	4,375
Vale Capital Ltd.
5.500% due 06/15/2010		224,500	14,396
Washington Mutual Capital Trust
5.375% due 05/03/2041		156,800	4,430

Total Convertible Preferred Stocks (Cost $41,693)			47,094

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	25,873

Total Preferred Stocks (Cost $26,540)			25,873

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.9%
Commercial Paper 14.4%
Bank of America Corp.
4.695% due 01/28/2008		$150,000	149,511
Barclays U.S. Funding Corp.
5.075% due 01/18/2008		46,600	46,501
5.110% due 01/17/2008		40,700	40,619
DnB NORBank ASA
4.770% due 01/25/2008		10,000	9,971
5.050% due 01/25/2008		135,900	135,481
5.080% due 01/04/2008		77,000	76,989
General Electric Capital Corp.
3.750% due 01/02/2008		199,300	199,300
Royal Bank of Scotland Group PLC
4.780% due 01/24/2008		199,900	199,342
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		10,800	10,767
5.125% due 01/11/2008		68,600	68,522
Swedbank AB
5.100% due 01/17/2008		75,300	75,150
UBS Finance Delaware LLC
4.690% due 01/28/2008		30,800	30,700

			1,042,853

Repurchase Agreements 1.9%
Fixed Income Clearing Corp.
1.750% due 01/02/2008		108,000	108,000
(Dated 12/31/2007. Collateralized by Fannie Mae 5.250% due 01/15/2009 valued at $60,172 and Freddie Mac 5.000% due 01/16/2009 valued at $49,992. Repurchase proceeds are $108,010.)
2.250% due 01/02/2008		21,000	21,000
(Dated 12/31/2007. Collateralized by Fannie Mae 5.250% due 01/15/2009 valued at $21,423. Repurchase proceeds are $21,003.)
3.900% due 01/02/2008		8,005	8,005

(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $8,170. Repurchase proceeds are $8,007.)			137,005

U.S. Treasury Bills 0.6%

2.955% due 02/28/2008 - 03/13/2008 (c)(d)		42,000	41,623

Total Short-Term Instruments (Cost $1,221,622)			1,221,481

PURCHASED OPTIONS (i) 1.8% (Cost $68,980)			129,742
Total Investments 116.4% (Cost $8,440,548)			$8,397,632
Written Options (j) (1.5%) (Premiums $65,802)			(112,066)
Other Assets and Liabilities (Net) (14.9%)			(1,073,446)

Net Assets (e) 100.0%			$7,212,120

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $40,129 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $168,273 and derivative instruments with an aggregate depreciation of ($31,598) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g) Cash of $9,915 has been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2009	1,070	$372
90-Day Eurodollar December Futures	Long	12/2009	259	626
90-Day Eurodollar June Futures	Long	06/2008	2,864	1,653
90-Day Eurodollar March Futures	Long	03/2008	1,618	472
90-Day Eurodollar March Futures	Long	03/2009	2,204	5,994
90-Day Eurodollar September Futures	Long	09/2008	2,425	3,253
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,710	4,817

				$17,187

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%	09/20/2008	$4,800	$(9)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%	06/20/2012	2,700	(161)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%	09/20/2012	5,000	(228)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%	09/20/2012	2,350	(105)
Bank of America	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.400%	03/20/2013	4,000	9
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	6.750%	12/20/2012	3,000	(25)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	12/20/2012	2,500	(27)
Bank of America	HCA, Inc. 8.750% due 09/01/2010	Buy	(3.730%)	09/01/2010	7,500	(154)
Bank of America	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.320%	06/20/2012	5,000	(437)
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%	12/20/2014	3,000	(86)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.730%	06/20/2012	9,000	(428)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%	06/20/2012	2,700	(148)
Barclays Bank PLC	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%	09/20/2012	3,000	(140)
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%	09/20/2008	4,675	41
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.870%	09/20/2011	5,000	(373)
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%	06/20/2012	2,700	(279)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%)	03/20/2010	8,000	714
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%	03/20/2012	8,000	(1,409)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%	06/20/2012	2,700	(232)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	03/20/2009	12,500	(133)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%	02/20/2009	21,500	(173)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%	06/20/2012	2,700	(133)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.360%	01/20/2013	25,550	65
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%	03/20/2012	2,000	(137)
Bear Stearns & Co., Inc.	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%	09/20/2012	3,700	(166)
Bear Stearns & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.420%	09/20/2012	4,000	29
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%	03/20/2012	2,000	(60)
Citibank N.A.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%	06/20/2012	7,000	(417)
Citibank N.A.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.800%	12/20/2008	10,000	(416)
Citibank N.A.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.250%	12/20/2012	15,000	(19)
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%	06/20/2012	4,900	(526)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%	09/20/2008	1,600	0
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%	09/20/2012	2,000	(77)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%	09/20/2012	20,000	137
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	10,650	(651)
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	7.280%	06/20/2012	15,500	(118)
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%	09/20/2012	4,400	(206)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011	4,400	(282)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%	06/20/2012	3,500	(309)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%	06/20/2012	8,000	(676)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%	09/20/2012	2,375	(203)
Citibank N.A.	Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%	12/20/2012	5,600	4
Citibank N.A.	Williams Cos., Inc. 6.375% due 10/01/2010	Buy	(0.770%)	10/01/2010	5,000	(44)
Credit Suisse USA, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%	03/20/2008	8,200	(186)
Credit Suisse USA, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	9,000	(78)
Credit Suisse USA, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	12,000	(538)
Credit Suisse USA, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.100%	12/20/2012	5,000	0
Credit Suisse USA, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%	09/20/2012	1,000	(69)
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%	09/20/2012	3,500	70
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	12/20/2008	3,650	(35)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	6.150%	09/20/2012	5,250	(181)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	6.350%	12/20/2012	3,650	(102)
Goldman Sachs & Co.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%	09/20/2012	5,000	(167)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	3,000	(30)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	6.800%	12/20/2012	5,000	0
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%	04/20/2008	10,000	30
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%	04/20/2008	10,000	(37)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	2.110%	03/20/2012	10,000	(1,346)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%	02/20/2012	20,000	(576)
Lehman Brothers, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	6.750%	09/20/2008	3,200	(60)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%	09/20/2008	2,500	11
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(72)
Lehman Brothers, Inc.	Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%	09/20/2008	5,000	(172)
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%	09/20/2012	1,000	(29)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.000%	03/20/2013	12,000	46
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%	09/20/2012	1,000	(59)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	1,000	(21)
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%	09/20/2008	4,875	(28)
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%	09/20/2008	2,750	(9)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2008	2,000	(57)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	6.800%	12/20/2008	5,000	(51)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	8.000%	12/20/2012	1,000	16
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	6.050%	09/20/2017	5,000	(74)
Lehman Brothers, Inc.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%	09/20/2012	3,000	(133)
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%	09/20/2008	4,900	(14)
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%	09/20/2008	4,450	(24)
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	4,400	211
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%	03/20/2008	24,200	(6)
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%	12/20/2012	400	(6)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%	09/20/2012	3,000	(153)
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%	09/20/2008	2,000	(1)
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%	09/20/2012	1,000	(22)
Lehman Brothers, Inc.	Tribune Co. 7.358% due 05/17/2013	Sell	3.000%	03/20/2011	5,000	191
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%	09/20/2008	1,975	(15)
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%	06/20/2012	5,500	(379)
Merrill Lynch & Co., Inc.	Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%	09/20/2008	2,700	2
Merrill Lynch & Co., Inc.	Ford Motor Co. 7.450% due 07/16/2031	Buy	(2.850%)	12/20/2008	18,000	234
Merrill Lynch & Co., Inc.	Ford Motor Co. 7.450% due 07/16/2031	Sell	4.850%	12/20/2010	18,000	(792)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	6,150	(62)
Merrill Lynch & Co., Inc.	Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%	12/20/2012	3,000	(14)
Merrill Lynch & Co., Inc.	Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.600%	12/20/2012	5,000	14
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	09/20/2008	2,000	(37)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	12/20/2012	30,500	(863)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	12/20/2012	25,000	(272)
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	76
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%)	06/20/2010	4,400	118
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%	06/20/2012	1,700	(94)
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%	06/20/2012	1,000	(72)
Morgan Stanley	GMAC LLC 6.875% due 08/28/2012	Sell	6.560%	12/20/2012	11,500	(257)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	15,500	(214)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%	04/20/2011	25,000	(328)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%	09/20/2012	2,375	(200)
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%	06/20/2012	6,050	(368)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	4,900	(6)
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%	09/20/2008	4,950	6
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%)	03/20/2009	500	16

						$(15,256)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012	$12,500	$115
Goldman Sachs & Co.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	12,500	(115)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	32,800	190
Lehman Brothers, Inc.	LCDX N.A. Series 9 Index	Sell	2.250%	12/20/2012	5,000	(33)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.080%	12/20/2012	29,200	(196)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	35,600	(26)

						$(65)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	370,500	$(11,297)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		45,100	(1,513)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		478,100	(18,708)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,600	(81)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	373,000	(110)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		455,000	(135)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$144,100	386
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		29,500	92
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		406,600	584
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		70,300	317
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		115,600	2,167
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		159,900	9
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		4,300	36
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		64,800	648

							$(27,605)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation )
Merrill Lynch & Co., Inc.	Long	Financial Select Sector SPDR Fund		01/23/2008	515,000	$(1,258)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.		01/23/2008	146,500	(441)
Merrill Lynch & Co., Inc.	Long	NRG Energy, Inc.		01/23/2008	255,400	(504)
Merrill Lynch & Co., Inc.	Long	SandRidge Energy, Inc.		01/23/2008	254,900	840
Merrill Lynch & Co., Inc.	Long	Financial Select Sector SPDR Fund		01/28/2008	150,000	(112)

						$(1,475)

(i) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value

Call - CME 90-Day Eurodollar March Futures	$95.750	03/17/2008	1,098	$566	$460

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$8,599
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	914,900	8,875	10,832
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	22,360
Call - OTC 2-Year Interest Rate Swap	Credit Suisse USA, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	4,037
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	885,100	8,873	10,479
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	25,457
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	8,375
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	28,746
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	10,397

							$68,414	$129,282

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar March Futures	$96.000	03/14/2008	1,098	$628	$1,908

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$7,107
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	305,100	8,512	10,467
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	18,874
Call - OTC 7-Year Interest Rate Swap	Credit Suisse USA, Inc.	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	2,844
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	311,500	8,804	10,686
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	20,345
Call - OTC 7-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,573	8,092
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	22,953
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,508	8,790

							$65,174	$110,158

(k) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$16,975	$18,401	0.26%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002	5,009	5,077	0.07%
Ferrellgas Partners LP	7.120%	08/01/2008	01/15/2004	6,011	6,093	0.09%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001	2,998	3,119	0.04%
Ferrellgas Partners LP	7.240%	08/01/2010	04/30/2002	6,995	7,278	0.10%
Ferrellgas Partners LP	7.240%	08/01/2010	01/22/2004	9,993	10,397	0.14%
Ferrellgas Partners LP	7.240%	08/01/2010	04/24/2006	5,996	6,238	0.09%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,580	7,740	0.11%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	N/A	07/15/2004	0	1,404	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,966	10,230	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	84	85	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993	709	781	0.01%
Wilmington Trust Co.	10.732%	01/01/2013	05/09/1995	2,232	2,461	0.03%
Wilmington Trust Co.	10.732%	01/01/2013	07/28/1995	1,553	1,713	0.02%
Wilmington Trust Co.	10.732%	01/01/2013	05/16/2003	388	428	0.01%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995	41	45	0.00%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995	1,756	1,919	0.03%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	02/15/2000	641	694	0.01%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/16/2003	593	647	0.01%

				$79,520	$84,750	1.18%

(l) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Buy	BRL	54,437	03/2008	$1,514	$0	$1,514
Buy		164,576	07/2008	5,956	0	5,956
Buy	CHF	697	03/2008	0	(3)	(3)
Buy	EUR	30,117	01/2008	0	(290)	(290)
Sell		186,743	01/2008	430	0	430
Sell	GBP	27,204	01/2008	693	0	693
Buy	INR	3,215,148	05/2008	1,976	0	1,976
Buy	JPY	506,416	02/2008	0	(10)	(10)
Buy	KRW	46,200,305	05/2008	171	0	171
Buy		25,138,685	08/2008	0	(589)	(589)
Buy	MXN	559,647	03/2008	0	(193)	(193)
Buy		301,854	07/2008	208	0	208
Buy	RUB	2,458,528	01/2008	2,958	0	2,958
Sell		2,458,528	01/2008	263	0	263
Buy		487,266	07/2008	463	0	463
Buy		2,458,528	11/2008	0	(304)	(304)

				$14,632	$(1,389)	$13,243

See accompanying notes

Schedule of Investments

High Yield Municipal Bond Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s	)	Value (000s	)
MUNICIPAL BONDS & NOTES 92.2%
Alabama 1.2%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50		$50
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250		231
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500		1,367

			1,648

Alaska 1.0%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400		1,321

Arizona 2.5%
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250		1,029
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500		1,470
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000		930

			3,429

California 5.7%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	195		175
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.300% due 10/01/2037	1,070		986
5.500% due 11/01/2038	1,500		1,430
9.000% due 11/01/2017	500		521
Dinuba, California Financing Authority Revenue Bonds, Series 2007
5.375% due 09/01/2038	200		193
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	5,000		4,205
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250		264

			7,774

Colorado 7.1%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800		727
5.750% due 05/15/2037	855		795
5.750% due 12/01/2037	1,000		926
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350		2,015
5.900% due 08/01/2037	1,000		914
Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500		1,436
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500		443
5.450% due 12/01/2034	1,000		864
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500		418
Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900		732
Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500		406

			9,676

Florida 5.6%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500		440
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250		237
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000		908
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500		2,152
Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500		1,335
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680		1,526
University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250		1,084

			7,682

Georgia 1.1%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250		204
Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500		1,281

			1,485

Illinois 8.3%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000		937
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645		1,499
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200		182
Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250		219
5.375% due 11/15/2039	1,600		1,359
5.500% due 05/15/2037	750		682
6.100% due 12/01/2041	1,650		1,524
7.000% due 12/01/2037	1,000		989
Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775		1,702
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250		1,145
6.625% due 06/01/2037	1,000		983

			11,221

Indiana 1.9%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100		100
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000		921
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650		1,493

			2,514

Iowa 3.0%
Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175		160
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900		821
5.500% due 11/15/2037	1,150		990
5.625% due 12/01/2045	2,150		1,873
Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200		186

			4,030

Kansas 2.4%
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100		1,097
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000		885
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2042	250		203
5.500% due 08/01/2021	500		467
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	690		644

			3,296

Maryland 0.8%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	500		433
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	800		692

			1,125

Massachusetts 2.4%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.200% due 11/01/2041	1,000		797
5.750% due 11/15/2042	1,500		1,330
6.750% due 10/15/2037	1,250		1,180

			3,307

Michigan 5.7%
Corner Creek Academy East, Michigan Revenue Bonds, (GO OF INSTN Insured), Series 2007
5.250% due 11/01/2036	250		215
Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500		445
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450		396
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	800		671
Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250		207
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100		100
Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	995		902
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900		802
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500		2,212
6.500% due 09/01/2037	1,000		978
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750		727
Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2007
3.440% due 01/01/2020	150		150

			7,805

Minnesota 3.4%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400		371
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725		670
5.750% due 10/01/2037	1,500		1,397
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200		178
Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500		460
North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250		243
Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300		267
St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.375% due 05/01/2043	650		537
Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500		451

			4,574

Missouri 3.4%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900		1,807
6.000% due 07/01/2037	750		709
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250		251
Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250		223
5.550% due 10/01/2036	250		221
Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485		1,384

			4,595

Montana 0.4%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	830		500

New Jersey 3.8%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900		1,866
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60		61
New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,750		1,509
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,000		1,663

			5,099

New Mexico 0.8%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500		445
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650		633

			1,078

New York 1.7%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150		134
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,500		1,499
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500		544
7.750% due 08/01/2031	150		163

			2,340

North Carolina 0.2%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150		138
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60		62
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50		43

			243

Ohio 4.2%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	5,500		5,253
6.000% due 06/01/2042	450		441

			5,694

Pennsylvania 4.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500		3,031
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500		490
Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026 (a)	250		249
6.375% due 07/01/2030 (a)	1,000		991
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150		137
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250		255
Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450		427
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550		502

			6,082

Rhode Island 0.2%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185		186
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100		100

			286

South Carolina 2.5%
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,500		1,357
6.000% due 11/15/2037	2,000		1,827
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145		146

			3,330

Tennessee 0.1%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150		150

Texas 9.5%
Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	2,500		1,985
Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500		488
HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500		422
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2027	45		44
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100		102
Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100		99
Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265		268
Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,500		1,428
Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750		728
Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635		598
6.375% due 02/01/2029	220		206
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345		341
San Leanna, Texas Educational Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2032	1,000		900
Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115		2,836
Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50		46
Tyler, Texas Health Facilities Development Corporations Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750		1,603
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750		783

			12,877

Utah 4.4%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500		470
5.700% due 11/15/2036	1,000		928
Utah County, Utah Charter School General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650		1,571
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550		2,332
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675		651

			5,952

Virginia 2.1%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100		97
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	750		666
Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150		1,086
Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000		980

			2,829

Washington 0.6%
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850		754

West Virginia 0.7%
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000		962

Wisconsin 1.0%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150		1,053
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150		134
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250		226

			1,413

Total Municipal Bonds & Notes (Cost $135,311)			125,071

SHORT-TERM INSTRUMENTS 6.2%
Repurchase Agreements 5.9%
State Street Bank and Trust Co.
3.900% due 01/02/2008	7,992		7,992

(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $8,156. Repurchase proceeds are $7,994.)
U.S. Treasury Bills 0.3%
2.929% due 02/28/2008 - 03/13/2008 (b)(d)	350		347

Total Short-Term Instruments (Cost $8,340)			8,339

Total Investments 98.4% (Cost $143,651)			$133,410
Other Assets and Liabilities (Net) 1.6%			2,212

Net Assets 100.0%			$135,622

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $347 and cash of $115 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	176	$46

See accompanying notes

Schedule of Investments

Income Fund

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
9.000% due 08/03/2012		$499	$481
Mylan Laboratories, Inc.
9.750% due 10/02/2008		2	2
Telesat Canada
9.000% due 10/31/2008		100	96

Total Bank Loan Obligations (Cost $576)			579

CORPORATE BONDS & NOTES 21.2%
Banking & Finance 6.6%
Ajax Re Ltd.
11.241% due 05/08/2009		85	85
American International Group, Inc.
5.850% due 01/16/2018		2,100	2,118
Bank of America Corp.
6.000% due 09/01/2017		500	512
Barclays Bank PLC
6.050% due 12/04/2017		150	151
7.434% due 09/29/2049		100	104
Bear Stearns Cos., Inc.
6.400% due 10/02/2017		1,000	968
6.950% due 08/10/2012		137	141
Chukchansi Economic Development Authority
8.000% due 11/15/2013		25	25
Citigroup Capital XXI
8.300% due 12/21/2057		75	79
Citigroup, Inc.
6.000% due 08/15/2017		500	511
Ferrellgas Escrow LLC
6.750% due 05/01/2014		67	66
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		100	95
7.250% due 10/25/2011		615	533
7.800% due 06/01/2012		225	197
GMAC LLC
6.750% due 12/01/2014		60	49
6.875% due 08/28/2012		1,150	965
7.000% due 02/01/2012		50	43
7.250% due 03/02/2011		65	57
8.000% due 11/01/2031		230	193
Goldman Sachs Group, Inc.
6.250% due 09/01/2017		500	521
6.750% due 10/01/2037		200	197
KRATON Polymers LLC
8.125% due 01/15/2014		50	47
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017		100	103
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		350	359
10.375% due 10/15/2017 (a)		75	75
11.625% due 10/15/2017		210	208
Morgan Stanley
5.950% due 12/28/2017		300	300
Petroplus Finance Ltd.
7.000% due 05/01/2017		30	28
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		400	412
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	100
SLM Corp.
5.164% due 01/25/2008		200	200
5.244% due 07/26/2010		50	46
5.294% due 07/25/2008		50	49
Tenneco, Inc.
8.125% due 11/15/2015		125	124
8.625% due 11/15/2014		45	44
10.250% due 07/15/2013		13	14
UBS AG
5.875% due 12/20/2017		1,775	1,791
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	96
Universal City Florida Holding Co. I
8.375% due 05/01/2010		50	51
Ventas Realty LP
6.750% due 04/01/2017		150	149
Yankee Acquisition Corp.
8.500% due 02/15/2015		15	14

			11,820

Industrials 11.0%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011		45	35
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		50	44
Actuant Corp.
6.875% due 06/15/2017		90	90
Albertson’s LLC
7.450% due 08/01/2029		125	121
Allied Waste North America, Inc.
7.250% due 03/15/2015		90	90
Allison Transmission
11.000% due 11/01/2015		75	69
11.250% due 11/01/2015 (a)		25	22
American Stores Co.
8.000% due 06/01/2026		250	252
AmeriGas Partners LP
7.125% due 05/20/2016		25	24
Anadarko Petroleum Corp.
5.950% due 09/15/2016		500	510
ARAMARK Corp.
8.500% due 02/01/2015		355	361
ArvinMeritor, Inc.
8.125% due 09/15/2015		300	261
Berry Plastics Holding Corp.
8.875% due 09/15/2014		190	181
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		250	190
Buhrmann U.S., Inc.
7.875% due 03/01/2015		25	24
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		500	498
Cascades, Inc.
7.250% due 02/15/2013		25	24
Celestica, Inc.
7.875% due 07/01/2011		275	266
Charter Communications Operating LLC
8.000% due 04/30/2012		350	340
8.375% due 04/30/2014		150	146
Chemtura Corp.
6.875% due 06/01/2016		100	94
Chesapeake Energy Corp.
7.000% due 08/15/2014		250	252
Comcast Corp.
5.900% due 03/15/2016		500	504
Community Health Systems, Inc.
8.875% due 07/15/2015		385	394
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		140	142
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		125	109
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		5	5
CSC Holdings, Inc.
6.750% due 04/15/2012		85	82
7.625% due 07/15/2018		350	323
DaVita, Inc.
7.250% due 03/15/2015		35	35
Delhaize America, Inc.
8.050% due 04/15/2027		25	26
Devon Financing Corp. ULC
6.875% due 09/30/2011		500	536
Digicel Group Ltd.
8.875% due 01/15/2015		25	23
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		50	50
Dynegy Holdings, Inc.
7.125% due 05/15/2018		175	156
7.500% due 06/01/2015		400	376
8.375% due 05/01/2016		100	98
Eaton Vance Corp.
6.500% due 10/02/2017		1,000	1,051
EchoStar DBS Corp.
7.000% due 10/01/2013		100	102
7.125% due 02/01/2016		190	195
El Paso Corp.
6.875% due 06/15/2014		50	51
7.000% due 06/15/2017		140	141
7.800% due 08/01/2031		325	331
First Data Corp.
9.875% due 09/24/2015		345	321
Ford Motor Co.
9.215% due 09/15/2021		25	21
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		25	27
8.375% due 04/01/2017		375	403
Freescale Semiconductor, Inc.
8.866% due 12/15/2014		25	21
8.875% due 12/15/2014		75	67
9.125% due 12/15/2014 (a)		25	21
10.125% due 12/15/2016		360	299
General Motors Corp.
7.700% due 04/15/2016		295	251
Georgia-Pacific Corp.
7.000% due 01/15/2015		550	538
7.125% due 01/15/2017		75	73
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		32	34
HCA, Inc.
9.250% due 11/15/2016		1,075	1,131
Herbst Gaming, Inc.
7.000% due 11/15/2014		20	12
Hertz Corp.
8.875% due 01/01/2014		325	331
Ineos Group Holdings PLC
8.500% due 02/15/2016		275	246
Intelsat Bermuda Ltd.
8.886% due 01/15/2015		100	101
9.250% due 06/15/2016		25	25
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		150	152
Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013		75	72
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017		500	501
MGM Mirage
6.625% due 07/15/2015		450	424
Nalco Co.
7.750% due 11/15/2011		50	51
8.875% due 11/15/2013		75	79
Nortel Networks Ltd.
9.492% due 07/15/2011		650	637
10.125% due 07/15/2013		105	109
10.750% due 07/15/2016		25	26
NPC International, Inc.
9.500% due 05/01/2014		100	90
OPTI Canada, Inc.
8.250% due 12/15/2014		75	75
Quebecor Media, Inc.
7.750% due 03/15/2016		250	241
Qwest Communications International, Inc.
7.500% due 02/15/2014		75	75
RH Donnelley Corp.
8.875% due 01/15/2016		450	423
8.875% due 10/15/2017		335	312
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		25	25
Sanmina-SCI Corp.
8.125% due 03/01/2016		35	31
SemGroup LP
8.750% due 11/15/2015		210	201
Sensata Technologies BV
8.000% due 05/01/2014		50	47
Service Corp. International
7.625% due 10/01/2018		15	15
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		150	146
Station Casinos, Inc.
7.750% due 08/15/2016		175	159
Suburban Propane Partners LP
6.875% due 12/15/2013		30	29
Sungard Data Systems, Inc.
9.125% due 08/15/2013		290	297
Tenet Healthcare Corp.
9.875% due 07/01/2014		25	24
Terex Corp.
8.000% due 11/15/2017		100	102
Tesoro Corp.
6.500% due 06/01/2017		250	249
Time Warner Cable, Inc.
5.850% due 05/01/2017		500	502
TRW Automotive, Inc.
7.000% due 03/15/2014		25	23
7.250% due 03/15/2017		300	271
Valero Energy Corp.
6.125% due 06/15/2017		500	509
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014		270	274
West Corp.
9.500% due 10/15/2014		105	103
Williams Cos., Inc.
7.625% due 07/15/2019		50	54
7.875% due 09/01/2021		75	84
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		45	44
XTO Energy, Inc.
6.250% due 08/01/2017		500	525

			19,527

Utilities 3.6%
AES Corp.
8.000% due 10/15/2017		475	488
AT&T Corp.
8.000% due 11/15/2031		250	308
Cincinnati Bell, Inc.
8.375% due 01/15/2014		50	49
Citizens Communications Co.
7.125% due 03/15/2019		350	334
Complete Production Services, Inc.
8.000% due 12/15/2016		50	49
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		250	313
Edison Mission Energy
7.000% due 05/15/2017		400	395
7.200% due 05/15/2019		35	34
7.750% due 06/15/2016		25	26
Energy Future Holdings Corp.
10.875% due 11/01/2017		175	177
Exelon Generation Co. LLC
6.200% due 10/01/2017		590	587
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		25	25
Idearc, Inc.
8.000% due 11/15/2016		145	134
Kinder Morgan Finance Co.
5.700% due 01/05/2016		225	205
Knight, Inc.
5.150% due 03/01/2015		50	44
Nevada Power Co.
6.650% due 04/01/2036		75	76
NGPL Pipe Co. LLC
7.119% due 12/15/2017		100	103
7.768% due 12/15/2037		1,000	1,049
NRG Energy, Inc.
7.375% due 02/01/2016		400	391
7.375% due 01/15/2017		100	98
PSEG Energy Holdings LLC
8.500% due 06/15/2011		250	262
Qwest Corp.
6.500% due 06/01/2017		500	481
7.875% due 09/01/2011		100	104
Reliant Energy, Inc.
6.750% due 12/15/2014		100	101
7.875% due 06/15/2017		450	448
Tenaska Alabama Partners LP
7.000% due 06/30/2021		47	47
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		20	20

			6,348

Total Corporate Bonds & Notes (Cost $38,116)			37,695

CONVERTIBLE BONDS & NOTES 0.1%
Chesapeake Energy Corp.
2.500% due 05/15/2037		100	112
Morgan Stanley
3.350% due 10/01/2012		100	96

Total Convertible Bonds & Notes (Cost $206)			208

U.S. GOVERNMENT AGENCIES 70.4%
Fannie Mae
3.470% due 04/25/2023		21	21
3.650% due 03/25/2022		33	33
3.700% due 09/25/2022		17	17
3.750% due 01/25/2022		101	101
4.042% due 08/01/2033		346	346
4.250% due 03/01/2034		122	124
4.310% due 12/01/2033		272	274
4.505% due 11/01/2033		197	200
4.606% due 09/01/2035		100	100
4.733% due 09/25/2022		18	18
4.795% due 10/01/2017		66	67
4.985% due 03/25/2034		40	39
5.000% due 01/01/2016		155	155
5.015% due 07/01/2018 - 08/25/2034		43	43
5.133% due 10/25/2008		24	24
5.215% due 11/25/2032 - 03/25/2044		164	163
5.265% due 06/25/2029 - 09/25/2032		101	101
5.275% due 11/25/2021		22	22
5.325% due 07/25/2021		39	39
5.396% due 04/18/2028 - 09/18/2031		37	37
5.500% due 01/01/2018 - 01/01/2038		18,609	18,590
5.527% due 09/01/2017 - 03/01/2033		200	200
5.539% due 03/01/2016		10	10
5.575% due 08/25/2022		17	17
5.591% due 05/01/2018		55	55
5.600% due 04/01/2017		8	9
5.607% due 03/01/2020		14	14
5.609% due 10/01/2017 - 12/01/2027		303	304
5.625% due 08/01/2018		44	44
5.633% due 07/01/2017		10	10
5.675% due 05/25/2022		19	19
5.685% due 01/01/2018 - 05/01/2034		592	606
5.695% due 10/25/2008		13	13
5.724% due 08/01/2017		34	34
5.725% due 05/25/2018 - 10/25/2020		71	72
5.750% due 09/01/2016 - 03/01/2034		375	382
5.775% due 04/25/2021 - 10/25/2021		148	150
5.783% due 10/25/2008		21	20
5.799% due 07/01/2017		10	10
5.882% due 11/01/2018		4	4
5.896% due 09/01/2017		20	20
5.899% due 01/01/2019		13	13
5.937% due 01/01/2029		239	241
5.971% due 01/01/2027		18	18
5.974% due 08/01/2017		21	21
5.991% due 10/01/2036		157	160
6.000% due 09/01/2036 - 01/01/2038		30,783	31,264
6.000% due 11/01/2037 (e)		3,599	3,656
6.063% due 10/01/2044		30	30
6.075% due 01/25/2024		50	51
6.080% due 03/01/2036		84	86
6.105% due 11/01/2020		17	17
6.107% due 12/01/2034		504	511
6.152% due 12/01/2027		8	8
6.175% due 05/01/2019 - 11/25/2021		91	92
6.221% due 02/01/2028		5	5
6.240% due 11/01/2032		46	46
6.250% due 11/01/2032		128	131
6.251% due 11/01/2029		105	106
6.254% due 07/01/2032		701	707
6.257% due 01/01/2028		5	5
6.263% due 10/01/2040		386	389
6.267% due 05/01/2028		20	20
6.297% due 12/01/2035		44	45
6.340% due 11/01/2029		2	2
6.395% due 09/01/2031		172	175
6.415% due 11/01/2028		1,245	1,258
6.500% due 06/25/2028 - 10/25/2031		880	915
6.564% due 04/01/2027		146	153
6.650% due 02/25/2022		10	10
6.679% due 06/01/2032		508	515
6.695% due 02/01/2032		80	81
6.729% due 12/01/2032		65	67
6.752% due 05/01/2038		537	545
6.754% due 01/01/2018		93	94
6.810% due 11/01/2029		112	114
6.845% due 07/01/2019		142	146
6.850% due 12/18/2027		61	64
6.854% due 09/01/2030		174	177
6.875% due 02/01/2033		98	99
6.889% due 12/01/2031		151	152
6.891% due 09/01/2033		88	90
6.900% due 05/25/2023		256	271
6.913% due 01/01/2033		136	137
6.914% due 04/01/2028		28	28
6.942% due 01/01/2033		157	158
6.945% due 05/01/2033		762	778
6.978% due 02/01/2032 - 08/01/2036		602	612
6.984% due 09/01/2022		34	34
6.986% due 06/01/2025		6	6
7.000% due 07/25/2022 - 09/01/2032		3,937	4,100
7.012% due 07/01/2025		4	4
7.033% due 10/01/2025		2	2
7.050% due 05/01/2018 - 08/01/2032		488	495
7.059% due 05/01/2033		84	86
7.061% due 07/01/2032		49	50
7.062% due 09/01/2031		6	6
7.063% due 09/01/2033		72	73
7.075% due 01/01/2018		7	7
7.079% due 10/01/2032		574	579
7.091% due 10/01/2025		100	102
7.095% due 07/01/2032 - 07/01/2035		533	541
7.105% due 03/01/2036		781	791
7.116% due 03/01/2038		15	15
7.125% due 07/01/2025 - 02/01/2033		240	244
7.145% due 08/01/2036		40	40
7.186% due 04/01/2024		23	23
7.188% due 02/01/2032		319	324
7.190% due 08/01/2032		34	34
7.206% due 08/01/2032		91	93
7.220% due 05/01/2024		126	129
7.225% due 03/01/2033		638	649
7.247% due 04/01/2033		121	122
7.248% due 05/01/2032		4	4
7.250% due 09/01/2024		223	227
7.275% due 09/01/2032		39	40
7.277% due 08/01/2031		316	321
7.290% due 06/01/2019		24	25
7.310% due 07/01/2032		145	147
7.315% due 05/01/2024		61	62
7.500% due 11/15/2021 - 06/25/2042		1,043	1,102
7.548% due 10/01/2025		5	5
7.660% due 05/01/2015		968	1,072
7.732% due 09/01/2024		98	99
8.000% due 04/25/2021 - 07/25/2022		180	188
Freddie Mac
4.000% due 02/15/2017		236	232
4.061% due 09/01/2033		934	945
4.960% due 08/01/2017		15	15
5.155% due 11/01/2017		55	56
5.265% due 08/25/2036		73	73
5.453% due 02/01/2015		89	91
5.500% due 08/01/2018 - 02/01/2038		14,175	14,141
5.527% due 03/01/2017		17	18
5.533% due 06/01/2019		50	50
5.625% due 01/01/2020		38	38
5.698% due 07/01/2037		878	893
5.808% due 05/01/2019		11	12
5.844% due 01/01/2037		594	604
5.906% due 02/01/2018		60	60
6.000% due 03/15/2017 - 01/01/2038		11,012	11,176
6.000% due 12/01/2019 (e)		1,860	1,902
6.211% due 06/01/2019		79	80
6.263% due 07/25/2044		55	55
6.289% due 01/01/2035		579	583
6.410% due 05/01/2019		614	621
6.500% due 11/15/2021 - 03/15/2024		542	567
6.522% due 10/01/2035		796	813
6.539% due 02/01/2037		136	140
6.652% due 12/01/2033		764	781
6.670% due 03/01/2025		100	103
6.750% due 01/15/2024		65	69
6.867% due 09/01/2018		47	48
6.868% due 06/01/2033		87	88
6.875% due 04/01/2017 - 01/01/2019		540	541
6.986% due 02/01/2033		15	15
7.000% due 10/15/2013 - 08/15/2023		722	756
7.015% due 08/01/2034		561	566
7.113% due 08/01/2030		64	65
7.125% due 07/01/2017		51	52
7.167% due 05/01/2029		211	213
7.170% due 09/01/2023		52	53
7.176% due 10/01/2026		10	10
7.204% due 08/01/2024		39	39
7.230% due 09/01/2031		370	371
7.232% due 07/01/2025		139	142
7.240% due 04/01/2033		11	11
7.250% due 09/01/2032		224	227
7.260% due 01/01/2033		47	47
7.310% due 09/01/2024		55	55
7.362% due 03/01/2031		203	204
7.377% due 11/01/2029		993	1,012
7.384% due 03/01/2032		1,197	1,223
7.389% due 11/01/2035		482	486
7.490% due 03/01/2025		4	4
7.500% due 09/01/2011 - 10/01/2024		1,408	1,460
7.637% due 07/01/2024		41	41
8.500% due 06/15/2031		589	679
9.000% due 09/15/2020 - 02/15/2021		567	610
9.500% due 03/15/2020		42	42
Ginnie Mae
5.000% due 01/20/2035		18	18
5.625% due 08/20/2027 - 10/20/2029		301	303
5.750% due 01/20/2032 - 03/20/2032		580	585
6.000% due 10/20/2030 - 12/20/2033		374	379
6.125% due 10/20/2025 - 08/20/2033		99	100
6.250% due 02/20/2029		72	73
6.375% due 06/20/2022 - 06/20/2032		1,380	1,394
Vendee Mortgage Trust
6.500% due 09/15/2024		350	371

Total U.S. Government Agencies (Cost $124,082)			125,012

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds
4.750% due 08/15/2017		8,000	8,452
U.S. Treasury Notes
4.625% due 02/29/2012		1,000	1,049

Total U.S. Treasury Obligations (Cost $9,132)			9,501

MORTGAGE-BACKED SECURITIES 17.3%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		416	417
5.634% due 07/10/2046		500	511
6.186% due 06/11/2035		255	268
Banc of America Funding Corp.
4.111% due 05/25/2035		119	115
4.621% due 02/20/2036		161	161
5.789% due 06/20/2035		219	219
Banc of America Mortgage Securities, Inc.
4.146% due 07/25/2034		180	179
4.704% due 04/25/2035		287	286
5.265% due 03/25/2034		219	218
5.315% due 01/25/2034		93	93
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		1,981	1,953
4.649% due 01/25/2035		174	173
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		290	291
7.000% due 05/20/2030		396	445
CC Mortgage Funding Corp.
4.995% due 05/25/2048		392	354
Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035		305	301
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		500	500
Countrywide Alternative Loan Trust
6.098% due 07/20/2035		248	240
Countrywide Home Loan Mortgage Pass-Through Trust
3.553% due 07/19/2033		714	723
4.920% due 05/19/2033		531	530
5.095% due 05/25/2035		133	122
5.135% due 03/25/2035		292	277
5.185% due 03/25/2035		378	359
5.250% due 02/20/2036		223	221
5.962% due 02/25/2034		413	411
CS First Boston Mortgage Securities Corp.
4.940% due 12/15/2035		500	501
5.160% due 03/25/2034		306	304
5.603% due 07/15/2035		500	515
5.750% due 04/22/2033		1,570	1,549
Downey Savings & Loan Association Mortgage Loan Trust
5.365% due 11/19/2044		198	189
7.136% due 07/19/2044		124	127
First Horizon Asset Securities, Inc.
5.291% due 03/25/2033		326	325
5.365% due 03/25/2018		228	227
First Republic Mortgage Loan Trust
5.278% due 11/15/2030		138	129
5.378% due 11/15/2031		65	63
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		500	517
Greenpoint Mortgage Funding Trust
5.125% due 10/25/2045		74	69
GSAA Trust
6.000% due 04/01/2034		1,058	1,064
GSR Mortgage Loan Trust
4.539% due 09/25/2035		434	430
5.251% due 11/25/2035		501	484
6.624% due 08/25/2034		582	583
6.710% due 04/25/2032		87	87
Harborview Mortgage Loan Trust
5.055% due 01/19/2038		821	811
5.275% due 08/19/2045		70	66
JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037		500	511
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038		500	501
5.430% due 02/15/2040		500	503
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		800	794
3.817% due 04/21/2034		80	80
MASTR Alternative Loans Trust
7.000% due 06/25/2034		144	145
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		217	219
Mellon Residential Funding Corp.
5.398% due 09/15/2030		264	264
5.468% due 12/15/2030		62	61
Merrill Lynch Mortgage Investors, Inc.
6.350% due 09/25/2033		97	97
MLCC Mortgage Investors, Inc.
5.028% due 01/25/2030		127	122
5.205% due 04/25/2028		140	138
7.116% due 01/25/2029		689	694
Morgan Stanley Capital I
5.204% due 11/14/2042		500	498
5.328% due 11/12/2041		580	581
Provident Funding Mortgage Loan Trust
4.034% due 04/25/2034		253	251
Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		604	623
Sequoia Mortgage Trust
5.299% due 07/20/2033		152	149
5.329% due 10/20/2027		58	55
5.329% due 04/20/2033		218	216
5.349% due 10/20/2027		297	277
5.399% due 12/20/2032		270	269
Structured Asset Mortgage Investments, Inc.
5.095% due 07/25/2036		142	130
5.305% due 05/19/2035		277	277
7.274% due 05/25/2045		99	99
Thornburg Mortgage Securities Trust
5.135% due 03/25/2044		270	265
5.235% due 09/25/2044		205	202
Washington Mutual, Inc.
3.795% due 06/25/2034		55	54
4.056% due 10/25/2033		1,500	1,491
4.322% due 06/25/2033		286	284
5.155% due 12/25/2045		223	211
5.175% due 01/25/2045		51	48
5.212% due 10/25/2044		258	248
5.252% due 11/25/2034		255	239
5.405% due 12/25/2027		431	412
5.788% due 02/25/2046		390	380
5.988% due 11/25/2042		22	21
Wells Fargo Mortgage Backed Securities Trust
5.500% due 12/25/2033		64	64
6.660% due 10/25/2034		418	418
Wells Fargo Mortgage-Backed Securities Trust
3.999% due 12/25/2034		174	172
4.235% due 09/25/2034		179	176
4.360% due 09/25/2034		276	275
4.494% due 01/25/2035		300	298
4.541% due 02/25/2035		440	437

Total Mortgage-Backed Securities (Cost $30,309)			30,656

ASSET-BACKED SECURITIES 8.7%
Aames Mortgage Investment Trust
4.925% due 04/25/2036		89	89
ACE Securities Corp.
8.115% due 04/25/2035		650	309
American Express Credit Account Master Trust
5.528% due 02/15/2012		259	259
Ameriquest Mortgage Securities, Inc.
8.390% due 11/25/2032		291	41
8.665% due 02/25/2033		200	64
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		69	68
Bear Stearns Asset-Backed Securities Trust
5.065% due 09/25/2034		222	222
5.195% due 10/25/2032		138	135
5.195% due 01/25/2036		677	663
5.265% due 10/27/2032		90	89
5.355% due 06/25/2036		400	319
5.865% due 10/25/2037		215	207
Citibank Omni Master Trust
5.962% due 12/23/2013		2,000	1,999
Countrywide Asset-Backed Certificates
4.965% due 09/25/2047		643	622
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036		638	612
Green Tree Financial Corp.
6.110% due 09/01/2023		778	786
6.870% due 01/15/2029		542	571
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,550
HFC Home Equity Loan Asset-Backed Certificates
5.239% due 01/20/2034		2,242	2,191
5.749% due 11/20/2036		651	648
Home Equity Asset Trust
4.925% due 08/25/2036		49	48
HSI Asset Securitization Corp. Trust
4.915% due 10/25/2036		627	599
4.915% due 12/25/2036		365	351
Irwin Home Equity Corp.
5.405% due 07/25/2032		11	11
JPMorgan Mortgage Acquisition Corp.
4.915% due 10/25/2036		599	585
Renaissance Home Equity Loan Trust
5.365% due 12/25/2033		296	291
SBI HELOC Trust
5.035% due 08/25/2036		226	216
Soundview Home Equity Loan Trust
5.665% due 10/25/2037		524	516
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,192	1,165
TABS Ltd.
6.632% due 02/12/2047		280	11
Truman Capital Mortgage Loan Trust
5.205% due 01/25/2034		109	107
Wells Fargo Home Equity Trust
4.985% due 12/25/2035		45	45

Total Asset-Backed Securities (Cost $15,313)			15,389

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	8,722	78
Royal Bank of Scotland Group PLC
8.162% due 10/29/2049	GBP	800	1,643

Total Foreign Currency-Denominated Issues (Cost $1,686)			1,721

SHORT-TERM INSTRUMENTS 3.1%
Commercial Paper 1.7%
Royal Bank of Scotland Group PLC
5.030% due 01/22/2008		$200	$199
Swedbank AB
5.015% due 01/24/2008		100	100
UBS Finance Delaware LLC
4.000% due 01/02/2008		2,800	2,800

			3,099

Repurchase Agreements 0.7%
Lehman Brothers, Inc.
1.000% due 01/02/2008		400	400
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/14/2015 valued at $407. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
3.900% due 01/02/2007		820	820
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $386 and U.S. Treasury Bonds 3.875% 04/15/2029 valued at $453. Repurchase proceeds are $820.)

			1,220

U.S. Treasury Bills 0.7%
2.784% due 03/13/2008 (b)(c)		1,250	1,238

Total Short-Term Instruments (Cost $5,562)			5,557

Total Investments 127.4% (Cost $224,982)			$226,318
Other Assets and Liabilities (Net) (27.4%)			(48,702)

Net Assets (d) 100.0%			$177,616

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Payment in-kind bond security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $1,238 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $2,088 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended December 31, 2007 was $21,700 at a weighted average interest rate of 5.150%. On December 31, 2007, securities valued at $5,558 were pledged as collateral for reverse repurchase agreements.

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%	09/20/2008	$50	$0
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%	09/20/2012	50	(2)
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%)	06/25/2035	2,500	733
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%	09/20/2008	25	0
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%	09/20/2008	50	0
Citibank N.A.	Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%	09/20/2012	50	(2)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(3.670%)	07/15/2011	350	6
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%	09/20/2012	50	(2)
Credit Suisse USA, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	3.060%	09/20/2012	50	2
Credit Suisse USA, Inc.	Nalco Co. 7.750% due 11/15/2011	Sell	0.820%	09/20/2008	75	(1)
Deutsche Bank AG	SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	2,000	1
HSBC Bank USA	Fannie Mae 5.500% due 06/09/2033	Sell	0.660%	12/20/2012	1,000	14
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%	06/25/2035	2,500	(710)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2008	100	(3)
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%	09/20/2008	100	0
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%	09/20/2008	50	0
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%	12/20/2012	100	(2)
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%	09/20/2008	25	0
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.520%	09/20/2008	25	0
Morgan Stanley	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%	09/20/2012	50	(3)
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%	06/20/2012	50	(4)
Morgan Stanley	Freddie Mac 5.080% due 02/07/2019	Sell	0.670%	12/20/2012	1,000	14
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.380%	12/20/2008	3,000	4
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%	09/20/2008	50	0

						$45

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bank of America	Dow Jones CDX N.A. HV8 Index	Sell	0.750%	06/20/2012	$2,000	$(33)
Barclays Bank PLC	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	1,000	(7)
Credit Suisse USA, Inc.	Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	1,000	(175)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	2,500	(48)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	1.140%	12/20/2012	2,000	(9)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	6,500	(254)
Morgan Stanley	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	7,000	(45)

						$(571)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010	$100	$0
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	5,100	37
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	1,800	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	33,900	384

						$421

(g) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	01/01/2038	$20,000	$20,325	$20,309

(h) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	800	01/2008	$21	$0	$21
Sell	JPY	10,000	02/2008	0	0	0

				$21	$0	$21

See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.5%
Daimler Finance North America LLC
9.000% due 08/03/2012		$1,995	$1,924
Georgia-Pacific Corp.
6.580% due 12/20/2012		427	407
6.831% due 12/20/2012		286	273
6.896% due 12/20/2012		3,233	3,085
HCA, Inc.
7.080% due 11/16/2013		2,580	2,490

Total Bank Loan Obligations (Cost $8,386)			8,179

CORPORATE BONDS & NOTES 30.1%
Banking & Finance 20.6%
American Express Bank FSB
6.000% due 09/13/2017		5,200	5,239
American Express Centurion Bank
6.000% due 09/13/2017		5,100	5,138
American Express Co.
6.150% due 08/28/2017		1,600	1,645
American International Group, Inc.
5.850% due 01/16/2018		3,000	3,025
Barclays Bank PLC
5.450% due 09/12/2012		4,500	4,617
6.050% due 12/04/2017		3,600	3,634
7.434% due 09/29/2049		1,000	1,041
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,600	1,479
Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,537
Citigroup Capital XXI
8.300% due 12/21/2057		1,500	1,571
Citigroup, Inc.
4.898% due 12/26/2008		2,800	2,789
6.125% due 11/21/2017		7,600	7,821
Deutsche Bank AG
6.000% due 09/01/2017		3,900	4,051
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		500	475
7.000% due 10/01/2013		300	251
7.250% due 10/25/2011		1,850	1,604
General Electric Capital Corp.
5.162% due 03/12/2010		5,800	5,769
6.375% due 11/15/2067		200	207
GMAC LLC
6.625% due 05/15/2012		600	499
7.000% due 02/01/2012		3,300	2,802
Goldman Sachs Group, Inc.
6.250% due 09/01/2017		4,800	5,002
6.750% due 10/01/2037		7,400	7,273
HSBC Finance Corp.
4.982% due 05/21/2008		2,800	2,800
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,600	11,819
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017		1,800	1,859
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009		4,000	3,916
6.050% due 08/15/2012		400	408
Morgan Stanley
4.925% due 05/07/2009		2,600	2,569
Rabobank Nederland
5.262% due 01/15/2009		1,900	1,898
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		1,900	1,957
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		1,100	1,105
Santander U.S. Debt S.A. Unipersonal
4.925% due 02/06/2009		2,300	2,287
5.201% due 11/20/2009		2,800	2,767
UBS AG
5.875% due 12/20/2017		2,600	2,623
VTB Capital S.A.
5.494% due 08/01/2008		1,200	1,189
Wells Fargo Bank N.A.
4.750% due 02/09/2015		5,000	4,783
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		3,000	3,049

			112,498

Industrials 6.7%
Allied Waste North America, Inc.
7.250% due 03/15/2015		100	100
7.875% due 04/15/2013		100	103
C8 Capital SPV Ltd.
6.640% due 12/29/2049		1,500	1,426
Chesapeake Energy Corp.
7.000% due 08/15/2014		100	101
CODELCO, Inc.
6.150% due 10/24/2036		1,200	1,189
Daimler Finance North America LLC
5.461% due 03/13/2009		1,400	1,393
Dynegy Holdings, Inc.
7.500% due 06/01/2015		200	188
El Paso Corp.
7.000% due 06/15/2017		100	101
Erac USA Finance Co.
6.375% due 10/15/2017		7,500	7,259
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,189
HCA, Inc.
9.250% due 11/15/2016		200	210
International Business Machines Corp.
5.700% due 09/14/2017		2,900	3,003
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		100	99
Kohl’s Corp.
6.250% due 12/15/2017		10,000	10,066
Kraft Foods, Inc.
6.125% due 02/01/2018		2,600	2,625
6.875% due 02/01/2038		300	316
Loews Corp.
5.250% due 03/15/2016		2,800	2,799
Nortel Networks Ltd.
10.125% due 07/15/2013		100	103
Vale Overseas Ltd.
6.250% due 01/23/2017		1,500	1,512
Williams Cos., Inc.
6.375% due 10/01/2010		200	203
7.500% due 01/15/2031		100	108
Xerox Corp.
9.750% due 01/15/2009		1,100	1,150

			36,243

Utilities 2.8%
AT&T, Inc.
4.125% due 09/15/2009		500	497
BellSouth Corp.
4.969% due 08/15/2008		3,900	3,895
5.200% due 09/15/2014		1,200	1,199
Embarq Corp.
6.738% due 06/01/2013		2,000	2,071
Enel Finance International S.A.
6.250% due 09/15/2017		5,400	5,474
NRG Energy, Inc.
7.375% due 02/01/2016		1,200	1,173
PSEG Energy Holdings LLC
8.625% due 02/15/2008		1,144	1,152

			15,461

Total Corporate Bonds & Notes (Cost $163,276)			164,202

MUNICIPAL BONDS & NOTES 0.7%
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036		400	416
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.869% due 12/15/2013		2,265	2,321
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		700	669
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		100	102
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		300	301

Total Municipal Bonds & Notes (Cost $3,791)			3,809

COMMODITY INDEX-LINKED NOTES 0.4%
Goldman Sachs Commodity Index Total Return 0.4%
Morgan Stanley
4.805% due 07/07/2008		2,000	2,004

Total Commodity Index-Linked Notes (Cost $2,000)			2,004

U.S. GOVERNMENT AGENCIES 102.2%
Fannie Mae
3.785% due 08/01/2010		368	364
4.186% due 11/01/2034		1,089	1,100
4.425% due 02/01/2035		676	678
4.500% due 06/01/2010 - 09/25/2020		5,414	5,412
4.539% due 08/01/2035		777	788
4.633% due 10/01/2035		905	904
4.645% due 07/01/2035		1,759	1,751
4.689% due 10/01/2035 (e)		818	819
4.721% due 10/01/2035		866	871
4.850% due 02/01/2034		771	766
4.899% due 09/01/2035		1,441	1,472
4.985% due 03/25/2034		27	26
4.995% due 03/25/2036		2,555	2,547
5.000% due 12/01/2018 - 02/01/2038		42,057	41,766
5.000% due 02/01/2021 - 12/01/2036 (e)		27,370	26,766
5.115% due 06/25/2044		75	75
5.156% due 03/01/2036		2,542	2,549
5.215% due 09/25/2042		812	804
5.243% due 02/01/2036 (e)		5,755	5,774
5.275% due 08/01/2036		1,461	1,470
5.389% due 07/01/2032		52	54
5.500% due 01/01/2023 - 01/01/2038		175,413	175,333
5.500% due 02/01/2035 - 05/01/2037 (e)		32,270	32,252
5.875% due 11/25/2023		259	264
6.000% due 05/01/2034 - 01/01/2038		26,241	26,650
6.000% due 10/01/2037 - 11/01/2037 (e)		19,610	19,918
6.063% due 10/01/2044		2,317	2,331
6.064% due 09/01/2044		2,601	2,615
6.375% due 04/25/2024		210	217
6.500% due 12/01/2036 - 01/01/2038		4,249	4,368
7.086% due 09/01/2031		2	2
7.500% due 12/01/2014		252	261
Freddie Mac
3.500% due 01/15/2022 - 01/15/2023		1,855	1,844
4.000% due 11/01/2013 (e)		4,524	4,494
4.000% due 05/15/2016		991	986
4.364% due 09/01/2035		2,137	2,126
4.500% due 02/15/2017 - 09/15/2020		13,221	13,216
5.000% due 12/15/2015 - 09/01/2035		50,947	51,161
5.228% due 10/15/2020		817	816
5.321% due 09/01/2035		2,308	2,319
5.378% due 06/15/2031		1,586	1,577
5.428% due 11/15/2016 - 03/15/2017		7,635	7,663
5.500% due 03/15/2017 - 02/01/2038		99,230	98,980
5.500% due 05/01/2037 (e)		11,494	11,472
6.063% due 10/25/2044		210	210
Ginnie Mae
5.428% due 03/16/2032		41	42
6.125% due 11/20/2024		108	109

Total U.S. Government Agencies (Cost $552,838)			557,982

U.S. TREASURY OBLIGATIONS 6.6%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011		4,234	4,415
2.375% due 01/15/2027		1,251	1,323
U.S. Treasury Bonds
3.625% due 10/31/2009		15,000	15,152
5.000% due 05/15/2037		12,800	13,955
8.125% due 08/15/2019		900	1,213

Total U.S. Treasury Obligations (Cost $35,667)			36,058

MORTGAGE-BACKED SECURITIES 12.0%
Banc of America Funding Corp.
4.621% due 02/20/2036		1,130	1,125
6.144% due 01/20/2047		178	176
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		217	208
5.315% due 01/25/2034		212	212
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		2,718	2,693
4.550% due 08/25/2035		638	626
4.625% due 10/25/2035		3,460	3,410
4.750% due 10/25/2035		406	404
Bear Stearns Alt-A Trust
5.368% due 05/25/2035		491	485
5.527% due 09/25/2035		570	562
5.811% due 11/25/2036		1,679	1,654
Bear Stearns Structured Products, Inc.
5.684% due 01/26/2036		568	563
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		703	689
4.700% due 12/25/2035		1,513	1,486
4.900% due 10/25/2035		4,504	4,480
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		505	500
5.145% due 02/25/2037		953	901
5.159% due 11/20/2035		96	95
5.159% due 03/20/2046		1,619	1,528
5.508% due 06/25/2037		2,953	2,931
Countrywide Home Loan Mortgage Pass-Through Trust
5.135% due 05/25/2034		1	1
5.155% due 04/25/2035		364	344
5.185% due 03/25/2035		307	291
CS First Boston Mortgage Securities Corp.
4.250% due 06/25/2033		447	445
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.945% due 02/25/2037		1,743	1,710
Downey Savings & Loan Association Mortgage Loan Trust
5.225% due 08/19/2045		1,465	1,389
7.053% due 07/19/2044		136	138
First Horizon Alternative Mortgage Securities
4.481% due 03/25/2035		350	348
First Horizon Asset Securities, Inc.
5.372% due 08/25/2035		129	128
First Republic Mortgage Loan Trust
5.378% due 11/15/2031		128	125
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		204	204
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		1,142	1,092
GSR Mortgage Loan Trust
4.539% due 09/25/2035		506	503
5.500% due 11/25/2035		514	515
GSRPM Mortgage Loan Trust
5.565% due 01/25/2032		21	21
Harborview Mortgage Loan Trust
5.205% due 03/19/2037		1,368	1,286
Indymac Index Mortgage Loan Trust
4.965% due 01/25/2037		1,286	1,275
5.047% due 12/25/2034		76	75
JPMorgan Mortgage Trust
5.023% due 02/25/2035		478	468
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		280	270
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		81	78
5.865% due 10/25/2035		99	97
Morgan Stanley Capital I
5.088% due 10/15/2020		1,600	1,564
5.731% due 07/12/2044		2,500	2,574
Residential Accredit Loans, Inc.
5.075% due 04/25/2046		2,128	2,003
5.265% due 03/25/2033		166	164
Residential Asset Securitization Trust
5.265% due 05/25/2033		293	284
Structured Adjustable Rate Mortgage Loan Trust
6.188% due 01/25/2035		328	318
Structured Asset Mortgage Investments, Inc.
5.085% due 05/25/2036		2,334	2,202
5.145% due 02/25/2036		839	798
5.215% due 07/19/2035		398	381
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		2,190	2,140
Washington Mutual, Inc.
5.175% due 01/25/2045		253	240
5.185% due 01/25/2045		245	232
5.405% due 12/25/2027		758	725
5.883% due 07/25/2046		2,451	2,342
5.883% due 08/25/2046		2,847	2,751
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034		725	718
4.323% due 07/25/2035		2,700	2,683
4.394% due 05/25/2035		404	399
4.500% due 11/25/2018		1,385	1,366
4.950% due 03/25/2036		3,609	3,571
5.242% due 04/25/2036		2,644	2,625

Total Mortgage-Backed Securities (Cost $66,577)			65,611

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp.
4.915% due 12/25/2036		1,783	1,732
4.935% due 12/25/2035		99	99
4.945% due 02/25/2036		291	290
5.015% due 12/25/2035		1,700	1,663
American Express Credit Account Master Trust
5.208% due 11/15/2010		2,800	2,802
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		1	1
Argent Securities, Inc.
4.915% due 09/25/2036		1,731	1,706
4.925% due 05/25/2036		58	57
4.935% due 04/25/2036		204	203
4.945% due 03/25/2036		102	101
Aurum CLO 2002-1 Ltd.
5.672% due 04/15/2014		1,940	1,954
Bear Stearns Asset-Backed Securities Trust
4.945% due 10/25/2036		1,916	1,893
5.065% due 09/25/2034		87	87
5.563% due 10/25/2036		2,103	2,045
Carrington Mortgage Loan Trust
4.930% due 07/25/2036		273	271
Chase Credit Card Master Trust
5.148% due 01/17/2011		2,160	2,160
Citibank Omni Master Trust
5.962% due 12/23/2013		5,900	5,896
Citigroup Mortgage Loan Trust, Inc.
4.905% due 08/25/2036		1,069	1,059
Countrywide Asset-Backed Certificates
4.895% due 01/25/2046		1,270	1,254
4.915% due 01/25/2037		1,049	1,036
4.915% due 05/25/2037		3,958	3,856
4.915% due 12/25/2046		750	740
4.935% due 06/25/2036		376	374
4.935% due 07/25/2036		336	334
4.935% due 08/25/2036		258	257
4.995% due 07/25/2036		88	88
First Franklin Mortgage Loan Asset-Backed Certificates
4.895% due 07/25/2036		1,381	1,365
Fremont Home Loan Trust
4.925% due 01/25/2037		1,988	1,938
GE-WMC Mortgage Securities LLC
4.905% due 08/25/2036		410	396
GS Auto Loan Trust
5.344% due 07/15/2008		399	399
GSAMP Trust
4.935% due 01/25/2036		218	206
4.935% due 02/25/2036		444	442
4.955% due 11/25/2035		216	208
5.155% due 03/25/2034		109	109
Home Equity Asset Trust
4.945% due 05/25/2036		252	250
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		2,043	1,968
4.945% due 12/25/2035		355	352
Indymac Residential Asset-Backed Trust
4.955% due 03/25/2036		135	135
4.995% due 04/25/2037		2,252	2,161
JPMorgan Mortgage Acquisition Corp.
4.905% due 08/25/2036		919	904
4.915% due 10/25/2036		2,264	2,208
Lehman XS Trust
4.945% due 04/25/2046		611	605
4.945% due 07/25/2046		1,093	1,084
4.945% due 08/25/2046		1,140	1,132
Long Beach Mortgage Loan Trust
4.955% due 01/25/2046		183	183
5.145% due 10/25/2034		186	179
MASTR Asset-Backed Securities Trust
4.945% due 01/25/2036		417	414
4.945% due 05/25/2037		2,339	2,293
Morgan Stanley ABS Capital I
4.905% due 07/25/2036		1,493	1,468
4.915% due 10/25/2036		1,646	1,573
4.935% due 03/25/2036		547	543
Nelnet Student Loan Trust
5.174% due 10/25/2016		187	187
5.182% due 09/25/2012		125	125
New Century Home Equity Loan Trust
4.935% due 08/25/2036		159	158
Quest Trust
5.425% due 06/25/2034		1	1
Residential Asset Securities Corp.
4.905% due 06/25/2036		1,037	1,023
4.935% due 03/25/2036		17	17
4.935% due 04/25/2036		211	211
4.935% due 07/25/2036		869	863
SLM Student Loan Trust
5.074% due 10/27/2014		1,429	1,427
Soundview Home Equity Loan Trust
4.905% due 11/25/2036		815	810
Structured Asset Securities Corp.
4.900% due 04/25/2035		794	776
Truman Capital Mortgage Loan Trust
5.205% due 01/25/2034		5	5

Total Asset-Backed Securities (Cost $60,967)			60,076

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		39	42
Panama Government International Bond
9.625% due 02/08/2011		258	291

Total Sovereign Issues (Cost $320)			333

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	764
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	3,620
Republic of Germany
5.500% due 01/04/2031	EUR	200	327

Total Foreign Currency-Denominated Issues (Cost $4,547)			4,711

	Shares
PREFERRED STOCKS 0.2%
Fannie Mae
8.250% due 12/31/2049		48,000	1,225

Total Preferred Stocks (Cost $1,200)			1,225

EXCHANGE-TRADED FUNDS 2.5%
iShares MSCI EAFE Index Fund		172,236	13,521

Total Exchange-Traded Funds (Cost $10,076)			13,521

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.2%
Commercial Paper 1.1%
Citibank N.A.
5.940% due 02/04/2008		$5,900	5,868

Repurchase Agreements 0.8%
State Street Bank and Trust Co.
3.900% due 01/02/2008		4,504	4,504
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $4,599. Repurchase proceeds are $4,505.)

U.S. Treasury Bills 6.3%
2.973% due 02/28/2008 - 03/13/2008 (a)(c)(f)		34,610	34,285

Total Short-Term Instruments (Cost $44,781)			44,657

Purchased Options (h) 2.5% (Cost $4,703)			13,779
Total Investments 178.9% (Cost $959,129)			$976,147
Written Options (i) (1.8%) (Premiums $3,745)			(9,567)
Other Assets and Liabilities (Net) (77.1%)			(420,864)

Net Assets (d) 100.0%			$545,716

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $32,195 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $9,854 and derivative instruments with an aggregate depreciation of ($2,356) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended December 31, 2007 was $106,118 at a weighted average interest rate of 4.980%. On December 31, 2007, securities valued at $92,236 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $2,090 and cash of $6,395 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	107	$(2)
90-Day Euribor June Futures	Long	06/2008	10	(7)
90-Day Euribor March Futures	Long	03/2008	250	(157)
90-Day Euribor September Futures	Long	09/2008	178	(43)
90-Day Eurodollar December Futures	Long	12/2008	557	1,380
90-Day Eurodollar June Futures	Long	06/2008	165	347
90-Day Eurodollar March Futures	Long	03/2009	908	3,396
90-Day Eurodollar September Futures	Long	09/2008	131	337
Euro-Bobl March Futures	Short	03/2008	185	430
Euro-Bobl March Futures Call Options Strike @ EUR 118.000	Long	03/2008	185	0
Euro-Bund 10-Year Bond March Futures	Long	03/2008	55	(163)
Euro-Bund 10-Year Bond March Futures Put Options Strike @ EUR 106.000	Long	03/2008	55	0
Euro-Schatz March Futures	Short	03/2008	333	267
Euro-Schatz March Futures Call Options Strike @ EUR 106.200	Long	03/2008	333	0
Japan Government 10-Year Bond March Futures	Long	03/2008	1	6
U.S. Treasury 2-Year Note March Futures	Short	03/2008	417	(224)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	1,136	(199)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	1,312	463
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	256	387
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	671	665
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	211	689
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	88	33
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	190
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	153	124
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	139	249
United Kingdom Government 10-Year Bond March Futures	Short	03/2008	41	2

				$8,170

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%)	12/20/2012		$2,700	$16
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%	09/20/2008		2,500	(9)
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%	09/20/2008		2,400	(15)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		500	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		2,800	5
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016		2,800	21
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%	09/20/2012		700	9
Citibank N.A.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.950%	09/20/2012		700	(8)
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%)	09/20/2016		2,200	(30)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008		2,600	(6)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%	06/20/2017		1,000	21
Goldman Sachs & Co.	Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(0.800%)	12/20/2017		7,500	320
Goldman Sachs & Co.	Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%)	06/20/2017		5,000	422
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015		5,000	147
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		1,200	(1)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010		100	(3)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010		100	(3)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017		1,900	(15)
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.680%)	12/20/2017		10,000	269
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%)	06/20/2017		800	12

							$1,152

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Dow Jones iTraxx Europe 8X0V Index	Buy	(4.600%)	12/20/2017	EUR	3,100	(39)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.483%	06/20/2012		$3,800	(45)
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045		2,200	857
Credit Suisse USA, Inc.	Dow Jones CDX N.A. HV9 Index	Sell	1.400%	12/20/2012		3,500	(32)
Credit Suisse USA, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012		2,500	79
Deutsche Bank AG	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045		750	(242)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012		4,600	(13)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012		1,500	26
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012		2,500	(79)
Merrill Lynch & Co., Inc.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045		700	(223)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%)	12/20/2012		7,800	234
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%	12/20/2015		5,600	(224)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%)	06/20/2012		22,600	(9)
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045		750	(241)

							$49

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	7,400	$(17)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		30,600	(372)
Lehman Brothers, Inc.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		9,800	(21)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		15,800	(172)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012	BRL	11,900	(52)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		31,200	(1,284)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.670%	01/04/2010		10,600	50
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		4,800	(15)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		33,700	(671)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		19,500	(386)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012	EUR	600	(11)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	67
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012		20,400	417
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/11/2037		2,000	(78)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		22,200	(205)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	32
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		9,210	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		200	(4)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		42,300	(124)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		5,890	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		500	(9)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009	GBP	18,000	(399)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	83
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,800	238
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	5.000%	09/20/2017		1,100	(63)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		50,000	(1,114)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		2,800	113
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,500	(6)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,500	29
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	06/20/2015	JPY	110,000	(2)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	89,000	(27)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016		6,700	12
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		5,500	(16)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		57,000	(17)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$66,100	90
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		23,100	72
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		7,200	(24)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		8,200	(213)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		31,300	73
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(145)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		20,800	158
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		11,300	(282)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		1,200	34
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		46,700	2
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		7,700	36
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		4,500	(62)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2023		8,400	(184)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		15,900	69
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		28,900	349
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		54,200	(13)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		6,700	72
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		39,800	(617)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		55,800	(89)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2027		7,700	(245)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		9,600	251
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	1,276

							$(3,416)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	3,946,083	$(537)
Barclays Bank PLC	Short	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	514,461	418
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	173,350	(486)
Goldman Sachs & Co.	Short	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	272,754	(62)
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index Fund	1-Month USD-LIBOR less 0.250%	11/15/2008	31,279	(17)
Merrill Lynch & Co., Inc.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/14/2008	3,087,175	(7,864)

						$(8,548)

(h) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$118.500	02/22/2008	412	$8	$6
Call - CBOT U.S. Treasury 2-Year Note March Futures	120.000	02/22/2008	414	8	6
Call - CBOT U.S. Treasury 5-Year Note March Futures	122.000	02/22/2008	38	1	1
Call - CBOT U.S. Treasury 5-Year Note March Futures	126.500	02/22/2008	42	1	1
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	1,056	20	16
Call - CBOT U.S. Treasury 10-Year Note March Futures	130.000	01/25/2008	70	1	1
Call - CBOT U.S. Treasury 10-Year Note March Futures	132.000	01/25/2008	555	10	8
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/22/2008	556	11	9
Call - CBOT U.S. Treasury 10-Year Note March Futures	150.000	02/22/2008	375	5	6
Call - CBOT U.S. Treasury 30-Year Bond March Futures	139.000	02/22/2008	63	1	1
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	226	190	297
Call - CME 90-Day Eurodollar March Futures	95.500	03/17/2008	88	45	70
Put - CBOT U.S. Treasury 10-Year Note February Futures	103.000	01/25/2008	105	2	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	104.000	01/25/2008	85	2	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	105.000	01/25/2008	57	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	102.000	02/22/2008	603	11	9
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	02/22/2008	247	5	4
Put - CBOT U.S. Treasury 30-Year Bond March Futures	93.000	02/22/2008	128	1	2

				$323	$441

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR- LIBOR	Pay	4.070%	09/14/2009	EUR	50,100	$260	$220
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Pay	5.000%	02/01/2008		$3,000	12	70
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Pay	4.750%	09/26/2008		56,100	272	1,165
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD- LIBOR	Pay	4.750%	02/01/2008		16,800	48	128
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD- LIBOR	Pay	4.363%	06/16/2008		13,300	102	253
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD- LIBOR	Pay	4.750%	09/26/2008		29,900	104	621
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD- LIBOR	Pay`	5.300%	08/03/2009		77,300	681	1,855
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	5.000%	02/01/2008		17,500	87	410
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	4.750%	03/31/2008		59,800	343	1,210
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	4.750%	09/26/2008		20,700	74	430
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	4.750%	12/15/2008		15,300	54	304
Call -OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	5.000%	12/15/2008		189,600	751	4,492

								$2,788	$11,158

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	3,100	$94	$347
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		3,100	94	19
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	212
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	14
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,800	136	289
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,800	136	111
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	144
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	56
Call - OTC Euro versus Japanese yen	JPY	148.400	06/03/2010		1,000	56	97
Put - OTC Euro versus Japanese yen		148.400	06/03/2010		1,000	56	78
Call - OTC U.S. dollar versus Japanese yen		121.000	01/18/2008		$2,300	23	2
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	139	164
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	126	140
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	56
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	50	60
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	182
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	204

						$1,553	$2,175

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/31/2009	$102.750	02/22/2008	$27,000	$4	$4
Put - OTC Fannie Mae 5.000% due 03/01/2038	80.000	03/05/2008	11,000	1	0
Put - OTC Fannie Mae 5.500% due 03/01/2038	89.000	03/05/2008	127,300	15	1
Put - OTC Fannie Mae 6.000% due 03/01/2038	91.000	03/05/2008	66,000	8	0
Put - OTC Freddie Mac 5.500% due 02/01/2038	88.500	02/05/2008	82,000	10	0
Put - OTC Freddie Mac 5.500% due 03/01/2038	88.813	03/05/2008	11,000	1	0

				$39	$5

(i) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	247	$84	$702
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.000	02/22/2008	112	90	196
Call - CME 90-Day Eurodollar March Futures	95.750	03/14/2008	44	25	100
Call - CME 90-Day Eurodollar March Futures	95.875	03/14/2008	44	20	88
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	273	186	114
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	133	76	27
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	247	115	4

				$596	$1,231

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7- Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	16,200	$239	$195
Call - OTC 5- Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		$1,300	12	54
Call - OTC 5- Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		24,400	275	889
Call - OTC 5- Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		3,700	46	122
Put - OTC 5- Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		22,200	268	133
Put - OTC 5- Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		22,200	279	133
Call - OTC 5- Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		13,000	105	474
Call - OTC 5- Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		33,600	664	1,608
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		7,600	91	317
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		26,000	332	899
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		9,000	74	328
Call - OTC 7- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		5,100	52	200
Call - OTC 7- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		63,200	712	2,984

								$3,149	$8,336

(j) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	11/01/2037	$11,000	$10,810	$10,850
Fannie Mae	5.500%	01/01/2038	25,000	24,872	24,973
Fannie Mae	6.000%	01/01/2038	2,000	2,022	2,031
U.S. Treasury Bonds	3.625%	10/31/2009	234,000	235,659	236,377
U.S. Treasury Bonds	4.250%	11/15/2017	9,700	9,723	9,872
U.S. Treasury Bonds	4.750%	08/15/2017	32,300	34,042	34,125
U.S. Treasury Bonds	4.750%	02/15/2037	43,800	45,259	45,853
U.S. Treasury Bonds	8.875%	08/15/2017	2,600	3,546	3,578
U.S. Treasury Notes	4.125%	08/31/2012	9,200	9,421	9,475
U.S. Treasury Notes	4.500%	05/15/2017	23,300	23,683	24,157
U.S. Treasury Notes	4.750%	05/15/2014	300	317	319

				$399,354	$401,610

(2)	Market value includes $3,861 of interest payable on short sales.

(k) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	16,975	01/2008	$5	$(9)	$(4)
Sell		54,190	02/2008	0	(1,128)	(1,128)
Buy	BRL	1,179	01/2008	13	0	13
Sell		1,179	01/2008	0	(13)	(13)
Buy		51,342	03/2008	2,506	(47)	2,459
Sell		8,499	03/2008	20	(236)	(216)
Buy		1,638	07/2008	25	0	25
Sell		4,879	07/2008	0	(62)	(62)
Sell	CAD	383	01/2008	0	(9)	(9)
Buy	CHF	1,050	03/2008	14	0	14
Sell		52,935	03/2008	252	0	252
Buy	CLP	8,500	03/2008	1	0	1
Buy	CNY	81,431	01/2008	151	0	151
Sell		81,431	01/2008	0	(114)	(114)
Buy		39,344	07/2008	173	0	173
Sell		39,344	07/2008	0	(45)	(45)
Buy		35,304	10/2008	5	(1)	4
Sell		35,304	10/2008	0	(51)	(51)
Sell	DKK	21,583	03/2008	16	0	16
Buy	EUR	17,590	01/2008	116	(27)	89
Sell		160,540	01/2008	370	0	370
Buy	GBP	7,067	01/2008	25	(12)	13
Sell		74,305	01/2008	1,871	(3)	1,868
Sell	HKD	83,448	01/2008	52	0	52
Buy	JPY	2,750,000	02/2008	148	(1)	147
Sell		14,721,489	02/2008	296	0	296
Buy	KRW	2,783,074	01/2008	0	(97)	(97)
Buy		1,904,451	08/2008	0	(22)	(22)
Buy	MXN	57,581	03/2008	93	(23)	70
Sell		26,853	03/2008	3	(11)	(8)
Buy		25,001	07/2008	24	0	24
Buy	MYR	5,401	05/2008	3	0	3
Buy		1,682	08/2008	16	0	16
Sell	NOK	36,045	03/2008	0	(124)	(124)
Sell	NZD	1,055	01/2008	0	(20)	(20)
Sell		1,055	02/2008	5	0	5
Buy	PLN	5,262	07/2008	211	0	211
Buy	RUB	69,176	01/2008	91	0	91
Sell		69,176	01/2008	5	0	5
Buy		108,382	07/2008	105	0	105
Buy		69,176	11/2008	1	0	1
Sell	SEK	109,630	03/2008	182	0	182
Sell	SGD	5,224	02/2008	0	(33)	(33)

				$6,798	$(2,088)	$4,710

See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (Unhedged)

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 22.8%
Banking & Finance 19.3%
Allstate Life Global Funding Trusts
4.924% due 03/23/2009		$100	$100
American Express Centurion Bank
5.252% due 06/12/2009		600	598
American General Finance Corp.
6.900% due 12/15/2017		200	200
American Honda Finance Corp.
4.868% due 08/05/2008		130	130
American International Group, Inc.
5.850% due 01/16/2018		300	302
Bank of America Corp.
5.750% due 12/01/2017		200	201
Bank of Ireland
5.016% due 12/18/2009		300	299
Barclays Bank PLC
5.450% due 09/12/2012		900	923
6.050% due 12/04/2017		100	101
Bear Stearns Cos., Inc.
5.025% due 05/18/2010		500	473
5.494% due 07/16/2009		100	96
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	92
Caterpillar Financial Services Corp.
4.965% due 05/18/2009		200	200
CIT Group, Inc.
5.091% due 12/19/2008		500	472
Citigroup Capital XXI
8.300% due 12/21/2057		100	105
Citigroup Funding, Inc.
4.858% due 06/26/2009		100	99
5.136% due 12/08/2008		200	198
Citigroup, Inc.
5.055% due 05/18/2010		730	723
6.000% due 08/15/2017		200	204
Credit Agricole S.A.
5.053% due 05/28/2009		100	100
5.103% due 05/28/2010		100	100
Credit Suisse USA, Inc.
5.069% due 08/15/2010		600	594
Ford Motor Credit Co. LLC
6.625% due 06/16/2008		2,100	2,070
7.250% due 10/25/2011		500	433
General Electric Capital Corp.
5.250% due 01/20/2010		600	593
Goldman Sachs Group, Inc.
4.880% due 03/30/2009		100	100
4.958% due 11/16/2009		290	285
6.750% due 10/01/2037		1,200	1,179
HSBC Holdings PLC
6.500% due 05/02/2036		200	195
ICICI Bank Ltd.
5.788% due 01/12/2010		100	99
International Lease Finance Corp.
5.008% due 06/26/2009		370	369
JPMorgan Chase & Co.
4.915% due 06/26/2009		290	289
6.000% due 01/15/2018		100	102
Lehman Brothers Holdings, Inc.
5.170% due 05/25/2010		100	96
Merrill Lynch & Co., Inc.
4.948% due 05/08/2009		200	195
Metropolitan Life Global Funding I
4.945% due 05/17/2010		200	199
Morgan Stanley
4.925% due 05/07/2009		300	296
5.006% due 02/09/2009		340	336
Residential Capital LLC
7.615% due 05/22/2009		100	72
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		200	200
SLM Corp.
5.224% due 07/27/2009		30	28
5.294% due 07/25/2008		500	490
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	93
U.S. Bank N.A.
5.185% due 03/31/2008		500	500
UBS AG
5.875% due 12/20/2017		100	101
Wachovia Corp.
5.174% due 12/01/2009		200	198
World Savings Bank FSB
4.976% due 06/20/2008		300	300

			15,128

Industrials 2.3%
Amgen, Inc.
5.133% due 11/28/2008		200	200
AstraZeneca PLC
5.900% due 09/15/2017		100	105
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	109
Daimler Finance North America LLC
5.461% due 03/13/2009		50	50
General Mills, Inc.
5.310% due 01/22/2010		100	99
Home Depot, Inc.
5.116% due 12/16/2009		100	98
International Business Machines Corp.
5.700% due 09/14/2017		900	932
Kraft Foods, Inc.
6.125% due 02/01/2018		100	101
Rohm & Haas Co.
6.000% due 09/15/2017		100	102

			1,796

Utilities 1.2%
AT&T, Inc.
6.300% due 01/15/2038		200	204
BellSouth Corp.
4.240% due 04/26/2021		300	299
Enel Finance International S.A.
6.800% due 09/15/2037		300	302
NGPL Pipe Co. LLC
6.514% due 12/15/2012		100	102

			907

Total Corporate Bonds & Notes (Cost $17,985)			17,830

MUNICIPAL BONDS & NOTES 1.0%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037		800	804

Total Municipal Bonds & Notes (Cost $806)			804

U.S. GOVERNMENT AGENCIES 65.5%
Fannie Mae
5.000% due 02/25/2017 - 02/01/2038		9,827	9,590
5.500% due 02/01/2018 - 01/01/2038		4,386	4,396
6.000% due 12/01/2035 - 12/01/2037		19,841	20,154
6.000% due 01/01/2037 (c)		3,793	3,853
6.063% due 06/01/2043		64	63
6.500% due 10/01/2035 - 01/01/2038		2,013	2,070
Freddie Mac
4.250% due 09/15/2024		315	313
5.000% due 07/15/2020		171	171
5.178% due 07/15/2019 - 10/15/2020		1,906	1,898
5.258% due 02/15/2019		744	741
5.500% due 01/01/2038		2,000	1,996
6.000% due 09/01/2037 (c)		3,897	3,956
6.000% due 11/01/2037		999	1,014
Ginnie Mae
6.000% due 08/15/2037		997	1,021
Small Business Administration
5.290% due 12/01/2027		100	101

Total U.S. Government Agencies (Cost $50,995)			51,337

U.S. TREASURY OBLIGATIONS 5.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		113	117
2.000% due 07/15/2014		669	691
2.375% due 01/15/2027		834	882
3.500% due 01/15/2011		2,414	2,597

Total U.S. Treasury Obligations (Cost $4,251)			4,287

MORTGAGE-BACKED SECURITIES 5.0%
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		31	31
Bear Stearns Alt-A Trust
5.025% due 02/25/2034		327	311
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		176	175
Countrywide Alternative Loan Trust
5.025% due 02/25/2047		233	219
5.788% due 02/25/2036		150	144
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		212	211
4.801% due 11/25/2034		121	120
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047		135	132
4.945% due 03/25/2037		64	63
Greenpoint Mortgage Funding Trust
4.945% due 01/25/2047		87	85
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		143	137
5.352% due 06/06/2020		5	5
GSR Mortgage Loan Trust
5.251% due 11/25/2035		87	84
JPMorgan Mortgage Trust
5.023% due 02/25/2035		68	67
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		94	94
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		35	34
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		61	59
Morgan Stanley Capital I
5.088% due 10/15/2020		55	54
Residential Accredit Loans, Inc.
6.148% due 09/25/2045		246	238
Structured Asset Mortgage Investments, Inc.
4.995% due 03/25/2037		148	140
5.215% due 07/19/2035		61	59
TBW Mortgage-Backed Pass-Through Certificates
4.975% due 01/25/2037		281	275
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		181	173
5.681% due 04/15/2034		37	38
Washington Mutual, Inc.
5.505% due 12/25/2027		272	256
5.518% due 01/25/2047		82	77
5.788% due 02/25/2046		488	475
Wells Fargo Mortgage-Backed Securities Trust
4.949% due 01/25/2035		132	131

Total Mortgage-Backed Securities (Cost $3,991)			3,887

ASSET-BACKED SECURITIES 16.3%
Accredited Mortgage Loan Trust
4.985% due 04/25/2036		300	295
American Express Credit Account Master Trust
5.028% due 01/18/2011		400	400
5.528% due 02/15/2012		104	104
Asset-Backed Funding Certificates
4.925% due 01/25/2037		59	58
Bear Stearns Asset-Backed Securities Trust
4.925% due 01/25/2037		147	142
4.955% due 06/25/2047		78	75
BNC Mortgage Loan Trust
4.965% due 05/25/2037		175	166
Carrington Mortgage Loan Trust
4.915% due 01/25/2037		314	308
Chase Credit Card Master Trust
5.138% due 07/15/2010		600	600
Chase Issuance Trust
5.038% due 12/15/2010		300	300
5.038% due 02/15/2011		300	300
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010		600	598
5.045% due 02/07/2010		670	670
Citigroup Mortgage Loan Trust, Inc.
4.905% due 12/25/2036		162	157
4.925% due 01/25/2037		172	169
4.975% due 08/25/2036		500	471
Countrywide Asset-Backed Certificates
4.915% due 05/25/2037		355	348
4.915% due 07/25/2037		401	388
4.935% due 06/25/2037		72	70
4.945% due 06/25/2037		373	364
4.945% due 10/25/2037		244	240
5.045% due 09/25/2036		550	511
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		358	346
4.955% due 12/25/2037		283	276
First Franklin Mortgage Loan Asset-Backed Certificates
4.905% due 01/25/2038		150	145
First USA Credit Card Master Trust
5.156% due 04/18/2011		300	300
Fremont Home Loan Trust
4.965% due 05/25/2036		85	84
GSAMP Trust
4.935% due 12/25/2036		225	219
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		213	210
HSBC Asset Loan Obligation
4.925% due 12/25/2036		372	357
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		289	282
MASTR Asset-Backed Securities Trust
4.915% due 01/25/2037		86	84
4.925% due 11/25/2036		256	249
4.945% due 05/25/2037		75	74
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010		600	599
5.148% due 08/16/2010		100	100
Merrill Lynch Mortgage Investors, Inc.
4.935% due 08/25/2036		169	167
Morgan Stanley ABS Capital I
4.905% due 01/25/2037		76	74
4.915% due 11/25/2036		203	193
Option One Mortgage Loan Trust
4.915% due 01/25/2037		127	125
4.935% due 01/25/2036		30	30
Residential Asset Securities Corp.
4.935% due 02/25/2037		234	229
Securitized Asset-Backed Receivables LLC Trust
4.905% due 01/25/2037		447	433
4.925% due 12/25/2036		159	149
SLM Student Loan Trust
3.800% due 12/15/2038		500	490
Soundview Home Equity Loan Trust
4.925% due 12/25/2036		118	116
4.945% due 06/25/2037		162	159
Specialty Underwriting & Residential Finance
4.925% due 01/25/2038		172	168
Structured Asset Securities Corp.
4.965% due 01/25/2037		364	347

Total Asset-Backed Securities (Cost $13,010)			12,739

SOVEREIGN ISSUES 0.6%
Korea Development Bank
5.380% due 04/03/2010		500	499

Total Sovereign Issues (Cost $500)			499

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	426

Total Foreign Currency-Denominated Issues (Cost $406)			426

SHORT-TERM INSTRUMENTS 0.4%
Repurchase Agreements 0.3%
Lehman Brothers, Inc.
1.000% due 01/02/2008		$200	200
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $213. Repurchase proceeds are $200.)

U.S. Treasury Bills 0.1%
2.960% due 03/13/2008 (a)(e)		110	109

Total Short-Term Instruments (Cost $309)			309

Purchased Options (g) 0.5% (Cost $89)			426
Total Investments 118.1% (Cost $92,342)			$92,545
Written Options (h) (0.4%) (Premiums $115)			(351)
Other Assets and Liabilities (Net) (17.7%)			(13,832)

Net Assets (c) 100.0%			$78,362

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2007, derivative instruments with an aggregate depreciation of ($14) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) The average amount of borrowings outstanding during the period ended December 31, 2007 was $9,909 at a weighted average interest rate of 4.960%. On December 31, 2007, securities valued at $4,068 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $109 and cash of $505 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	110	$359
90-Day Eurodollar June Futures	Long	06/2008	98	199
90-Day Eurodollar June Futures	Long	06/2009	17	42
90-Day Eurodollar March Futures	Long	03/2009	63	169
90-Day Eurodollar September Futures	Long	09/2008	137	390
90-Day Eurodollar September Futures	Long	09/2009	14	32
U.S. Treasury 2-Year Note March Futures	Short	03/2008	15	(12)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	16	(12)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	95	(45)
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	43	46
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2	5
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	14	11
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	8	22
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	26	50

				$1,264

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(47)
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	600	1
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	500	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	500	(3)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	100	0
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	(1)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	300	0
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	100	0
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	300	(1)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	500	(2)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	100	(1)

						$(53)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	$500	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	1,900	$(10)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	300	(3)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		200	(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		100	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		300	(4)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		400	(6)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009	EUR	400	2
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		200	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		600	(11)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(2)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	400	2
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	5
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		200	1
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	(24)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	5
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,200	26
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(11)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		200	1
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017	JPY	10,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017		10,000	2
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	800	(1)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$3,300	12
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		200	1
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		700	8
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		500	(9)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,300	5
Citibank N.A.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		300	4
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		100	(3)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,000	5
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		2,600	8
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		300	4
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		300	(8)

							$(2)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	1,005,660	$2,140
Goldman Sachs & Co.	Short	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	76,921	(167)

						$1,973

(g) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	$2,000	$15	$52
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,000	17	104
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	47
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	4,600	28	93
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	10	59
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,000	9	71

							$89	$426

(h) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	5	$3	$4
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	1	0	3
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/22/2008	2	2	4
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	2	2	3
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	10	8	11
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	5	4	2
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	2	1	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	10	5	3

				$25	$30

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5- Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	$1,000	$17	$51
Call -OTC 5 - Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	16	73
Call -OTC 5 - Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	42
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	27	69
Call - OTC 7- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	39
Call -OTC 7 - Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,000	8	47

							$90	$321

(i) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	6.000%	01/01/2038	$1,000	$1,009	$1,016
U.S. Treasury Bonds	3.125%	11/30/2009	500	500	501
U.S. Treasury Notes	4.500%	05/15/2017	500	511	518

				$2,020	$2,035

(2)	Market value includes $7 of interest payable on short sales.

(j) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	56	05/2008	$0	$0	$0
Buy	AUD	236	01/2008	0	0	0
Buy		37	02/2008	1	0	1
Buy	BRL	902	03/2008	79	0	79
Buy		11,858	07/2008	230	0	230
Buy	EUR	687	01/2008	0	(2)	(2)
Sell	GBP	1,464	01/2008	37	0	37
Buy	IDR	441,000	05/2008	0	(4)	(4)
Buy	INR	4,798	05/2008	7	0	7
Sell	JPY	201,717	02/2008	4	0	4
Buy	KRW	49,759	01/2008	0	(1)	(1)
Buy		18,498	05/2008	0	0	0
Buy		136,528	08/2008	0	(1)	(1)
Buy	KWD	4	05/2008	0	0	0
Buy	MXN	2,348	03/2008	2	0	2
Sell		691	03/2008	0	0	0
Buy		988	07/2008	1	0	1
Buy	MYR	610	05/2008	3	0	3
Buy	PHP	5,964	05/2008	14	0	14
Buy	PLN	805	01/2008	25	0	25
Sell		805	01/2008	0	(3)	(3)
Buy		73	03/2008	3	0	3
Sell		73	03/2008	0	0	0
Buy		659	07/2008	27	0	27
Sell		659	07/2008	0	(3)	(3)
Buy	RUB	13,278	01/2008	23	0	23
Sell		13,278	01/2008	0	0	0
Buy		3,508	07/2008	4	0	4
Sell		404	07/2008	0	0	0
Buy		5,696	11/2008	0	0	0
Buy	SAR	57	05/2008	0	0	0
Buy	SEK	382	03/2008	0	(1)	(1)
Buy	SGD	105	02/2008	3	0	3
Buy		287	05/2008	8	0	8

				$471	$(15)	$456

See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 2.6%
Daimler Finance North America LLC
9.000% due 08/03/2012		$1,596	$1,539
Kinder Morgan, Inc.
6.350% due 05/24/2014		97	96
SLM Corp.
6.000% due 02/16/2008		500	498

Total Bank Loan Obligations (Cost $2,111)			2,133

CORPORATE BONDS & NOTES 77.0%
Banking & Finance 37.0%
Allstate Corp.
6.125% due 05/15/2067		100	97
7.200% due 12/01/2009		200	211
American Express Co.
6.150% due 08/28/2017		300	308
American International Group, Inc.
5.050% due 10/01/2015		200	193
6.250% due 05/01/2036		200	202
Anadarko Finance Co.
6.750% due 05/01/2011		200	212
AvalonBay Communities, Inc.
6.125% due 11/01/2012		50	51
BAE Systems Holdings, Inc.
5.200% due 08/15/2015		200	195
Bank of America Corp.
3.875% due 01/15/2008		50	50
4.750% due 08/01/2015		200	193
5.625% due 10/14/2016		1,000	1,008
6.000% due 09/01/2017		300	307
Bank of America N.A.
6.000% due 10/15/2036		400	384
Bank One Corp.
5.250% due 01/30/2013		100	100
9.875% due 03/01/2009		50	53
Barclays Bank PLC
6.050% due 12/04/2017		600	606
BB&T Corp.
6.500% due 08/01/2011		30	31
Bear Stearns Cos., Inc.
5.599% due 07/19/2010		400	376
5.700% due 11/15/2014		200	190
6.950% due 08/10/2012		200	206
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		200	234
BNP Paribas
5.186% due 06/29/2049		700	638
C10 Capital SPV Ltd.
6.722% due 12/31/2049		400	369
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		245	247
Caterpillar Financial Services Corp.
5.081% due 10/28/2008		105	104
Citigroup, Inc.
5.000% due 09/15/2014		200	191
5.625% due 08/27/2012		400	406
6.000% due 02/21/2012		190	197
6.000% due 08/15/2017		240	245
6.125% due 11/21/2017		200	206
6.125% due 08/25/2036		800	760
Commonwealth Bank of Australia
6.024% due 03/29/2049		350	327
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016		300	310
Credit Agricole S.A.
6.637% due 05/29/2049		200	186
FIA Card Services N.A.
7.125% due 11/15/2012		145	158
Fleet National Bank
5.750% due 01/15/2009		175	176
Ford Motor Credit Co. LLC
7.875% due 06/15/2010		100	92
General Electric Capital Corp.
4.939% due 08/15/2011		150	147
5.000% due 01/08/2016		100	100
5.450% due 01/15/2013		350	361
6.375% due 11/15/2067		200	207
6.750% due 03/15/2032		500	569
GMAC LLC
6.034% due 09/23/2008		200	193
6.625% due 05/15/2012		100	83
6.875% due 09/15/2011		50	43
Goldman Sachs Group, Inc.
4.974% due 12/22/2008		200	199
5.250% due 10/15/2013		300	300
5.700% due 09/01/2012		300	309
6.125% due 02/15/2033		600	592
6.250% due 09/01/2017		200	208
6.600% due 01/15/2012		100	106
6.750% due 10/01/2037		200	197
Goldman Sachs Group LP
4.500% due 06/15/2010		250	249
HBOS Capital Funding LP
6.071% due 06/29/2049		800	750
HBOS PLC
5.920% due 09/29/2049		100	87
HSBC Capital Funding LP
4.610% due 12/29/2049		1,730	1,597
9.547% due 12/29/2049		100	109
HSBC Finance Corp.
4.125% due 03/11/2008		200	200
HSBC Holdings PLC
6.500% due 05/02/2036		200	195
6.500% due 09/15/2037		100	97
International Lease Finance Corp.
4.875% due 09/01/2010		150	150
JPMorgan & Co., Inc.
5.750% due 10/15/2008		100	101
JPMorgan Chase & Co.
4.750% due 03/01/2015		300	286
5.125% due 09/15/2014		100	98
6.625% due 03/15/2012		350	369
7.125% due 06/15/2009		100	103
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		300	306
JPMorgan Chase Capital
6.550% due 09/29/2036		400	362
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		300	286
KFW International Finance, Inc.
5.750% due 01/15/2008		30	30
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014		300	280
6.625% due 01/18/2012		30	31
6.750% due 12/28/2017		300	310
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010		100	98
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	157
Mizuho JGB Investment LLC
9.870% due 12/29/2049		100	101
Morgan Stanley
4.750% due 04/01/2014		900	844
5.300% due 03/01/2013		325	325
5.375% due 10/15/2015		250	243
5.950% due 12/28/2017		400	400
6.250% due 08/28/2017		100	102
6.600% due 04/01/2012		100	105
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		1,050	996
Natexis AMBS Co. LLC
8.440% due 12/29/2049		100	102
Preferred Term Securities XII
5.541% due 03/24/2034		100	96
Prudential Financial, Inc.
5.261% due 06/13/2008		100	100
Rabobank Capital Funding II
5.260% due 12/29/2049		150	140
Rabobank Capital Funding Trust
5.254% due 12/29/2049		1,100	986
RBS Capital Trust III
5.512% due 09/29/2049		200	184
Resona Bank Ltd.
5.850% due 09/29/2049		300	279
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		480	513
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		500	502
SB Treasury Co. LLC
9.400% due 12/29/2049		200	205
SLM Corp.
5.164% due 01/26/2009		200	192
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		300	281
Teco Finance, Inc.
6.750% due 05/01/2015		200	209
UBS Preferred Funding Trust V
6.243% due 05/29/2049		800	772
United Overseas Bank Ltd.
5.375% due 09/03/2019		100	97
USB Capital IX
6.189% due 04/15/2049		975	883
Ventas Realty LP
6.750% due 06/01/2010		200	202
Wachovia Bank N.A.
5.000% due 08/15/2015		300	284
7.800% due 08/18/2010		30	32
Wells Fargo & Co.
4.944% due 03/23/2010		75	74
5.348% due 01/12/2011		200	197
Wells Fargo Bank N.A.
5.950% due 08/26/2036		400	377
6.450% due 02/01/2011		30	32
Wells Fargo Capital X
5.950% due 12/15/2036		1,100	1,030
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	295

			30,864

Industrials 27.4%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		100	88
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		500	568
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	301
American Airlines, Inc.
6.978% due 10/01/2012		62	63
7.858% due 04/01/2013		50	53
American Greetings Corp.
7.375% due 06/01/2016		100	98
Anadarko Petroleum Corp.
5.950% due 09/15/2016		200	204
Apache Corp.
6.000% due 01/15/2037		200	199
Barrick Gold Corp.
5.800% due 11/15/2034		100	97
Baxter International, Inc.
6.250% due 12/01/2037		100	103
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	32
Boston Scientific Corp.
5.450% due 06/15/2014		100	92
C8 Capital SPV Ltd.
6.640% due 12/29/2049		100	95
Canadian National Railway Co.
4.400% due 03/15/2013		80	79
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	101
5.850% due 02/01/2035		200	185
6.000% due 08/15/2016		100	101
Cardinal Health, Inc.
5.499% due 10/02/2009		200	200
CBS Corp.
5.625% due 08/15/2012		500	499
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	165
Chesapeake Energy Corp.
6.375% due 06/15/2015		300	292
6.875% due 01/15/2016		200	199
7.000% due 08/15/2014		23	23
7.500% due 06/15/2014		200	204
Cisco Systems, Inc.
5.095% due 02/20/2009		60	60
CODELCO, Inc.
6.150% due 10/24/2036		100	99
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		100	112
Comcast Cable Communications LLC
8.875% due 05/01/2017		35	42
Comcast Corp.
5.300% due 01/15/2014		100	98
5.875% due 02/15/2018		100	100
6.450% due 03/15/2037		200	204
7.050% due 03/15/2033		100	110
Continental Airlines, Inc.
6.320% due 11/01/2008		50	50
6.503% due 06/15/2011		100	101
Covidien International Finance S.A.
6.550% due 10/15/2037		100	104
Cox Communications, Inc.
4.625% due 06/01/2013		160	153
6.750% due 03/15/2011		100	105
7.750% due 11/01/2010		130	139
CSC Holdings, Inc.
8.125% due 07/15/2009		50	51
8.125% due 08/15/2009		50	51
CSX Corp.
5.300% due 02/15/2014		250	246
Daimler Finance North America LLC
7.300% due 01/15/2012		100	107
DCP Midstream LLC
5.375% due 10/15/2015		100	97
Delta Air Lines, Inc.
6.619% due 03/18/2011		127	126
7.379% due 05/18/2010		57	57
Devon Financing Corp. ULC
7.875% due 09/30/2031		300	364
El Paso Natural Gas Co.
5.950% due 04/15/2017		500	496
Embraer Overseas Ltd.
6.375% due 01/24/2017		100	95
Enbridge Energy Partners LP
5.875% due 12/15/2016		500	497
EnCana Corp.
4.750% due 10/15/2013		100	97
6.500% due 08/15/2034		100	103
6.500% due 02/01/2038		400	415
Energy Transfer Partners LP
6.125% due 02/15/2017		500	487
Enterprise Products Operating LP
5.000% due 03/01/2015		200	191
EOG Resources, Inc.
5.875% due 09/15/2017		600	616
First Data Corp.
9.875% due 09/24/2015		200	186
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		100	108
Fund American Cos., Inc.
5.875% due 05/15/2013		150	150
Gaz Capital for Gazprom
8.625% due 04/28/2034		200	251
Gazprom International S.A.
7.201% due 02/01/2020		91	93
General Mills, Inc.
5.700% due 02/15/2017		200	198
Georgia-Pacific Corp.
7.000% due 01/15/2015		100	98
7.125% due 01/15/2017		700	684
HCA, Inc.
6.750% due 07/15/2013		200	179
Hess Corp.
7.875% due 10/01/2029		200	237
HJ Heinz Co.
6.428% due 12/01/2008		200	204
Hospira, Inc.
6.050% due 03/30/2017		100	101
Humana, Inc.
6.450% due 06/01/2016		200	202
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		140	147
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		100	100
International Business Machines Corp.
5.700% due 09/14/2017		400	414
8.375% due 11/01/2019		30	37
JetBlue Airways Corp.
9.241% due 03/15/2008		37	37
Kellogg Co.
5.125% due 12/03/2012		100	101
Kern River Funding Corp.
4.893% due 04/30/2018		63	62
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	194
Kraft Foods, Inc.
6.500% due 08/11/2017		300	311
6.875% due 02/01/2038		400	421
Kroger Co.
5.500% due 02/01/2013		200	201
MGM Mirage
6.625% due 07/15/2015		100	94
Newmont Mining Corp.
5.875% due 04/01/2035		100	88
News America Holdings, Inc.
9.250% due 02/01/2013		400	468
Norfolk Southern Corp.
7.250% due 02/15/2031		100	111
Northrop Grumman Corp.
7.750% due 02/15/2031		100	123
Northwest Pipeline Corp.
5.950% due 04/15/2017		200	200
Phelps Dodge Corp.
8.750% due 06/01/2011		200	223
9.500% due 06/01/2031		200	267
Pioneer Natural Resources Co.
5.875% due 07/15/2016		200	185
Plains All American Pipeline LP
6.125% due 01/15/2017		400	406
Plains Exploration & Production Co.
7.000% due 03/15/2017		100	96
Premcor Refining Group, Inc.
6.750% due 02/01/2011		100	106
Qwest Communications International, Inc.
7.250% due 02/15/2011		200	201
Reynolds American, Inc.
7.750% due 06/01/2018		100	107
Rogers Cable, Inc.
5.500% due 03/15/2014		100	99
6.750% due 03/15/2015		200	211
Safeway, Inc.
5.208% due 03/27/2009		200	200
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		200	209
Suncor Energy, Inc.
6.500% due 06/15/2038		400	429
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		55	57
Time Warner Cable, Inc.
5.850% due 05/01/2017		240	241
6.550% due 05/01/2037		840	860
Time Warner, Inc.
6.750% due 04/15/2011		25	26
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	34
Transocean, Inc.
6.800% due 03/15/2038		500	512
Union Pacific Corp.
6.625% due 02/01/2029		50	51
United Airlines, Inc.
10.125% due 03/22/2015 (a)		86	44
USX Corp.
6.850% due 03/01/2008		30	30
Vale Overseas Ltd.
6.250% due 01/11/2016		200	201
6.250% due 01/23/2017		100	101
Valero Energy Corp.
7.500% due 04/15/2032		400	441
Viacom, Inc.
6.250% due 04/30/2016		500	504
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	31
Walt Disney Co.
6.375% due 03/01/2012		100	106
WEA Finance LLC
5.700% due 10/01/2016		100	96
WellPoint, Inc.
4.250% due 12/15/2009		100	99
Weyerhaeuser Co.
5.884% due 09/24/2009		300	301
Williams Cos., Inc.
6.375% due 10/01/2010		100	102
Wyeth
4.375% due 03/01/2008		100	100
Xerox Corp.
5.716% due 12/18/2009		100	100
XTO Energy, Inc.
6.100% due 04/01/2036		100	98
6.250% due 04/15/2013		100	105
7.500% due 04/15/2012		100	109
Yum! Brands, Inc.
6.875% due 11/15/2037		200	200
8.875% due 04/15/2011		140	155

			22,857

Utilities 12.6%
Appalachian Power Co.
3.600% due 05/15/2008		100	99
5.650% due 08/15/2012		300	305
AT&T Corp.
7.300% due 11/15/2011		447	485
AT&T, Inc.
5.100% due 09/15/2014		300	297
6.500% due 09/01/2037		500	525
AT&T Mobility LLC
6.500% due 12/15/2011		50	53
BellSouth Corp.
5.200% due 09/15/2014		300	300
5.200% due 12/15/2016		100	98
British Telecommunications PLC
8.625% due 12/15/2010		100	110
9.125% due 12/15/2030		100	133
Bruce Mansfield Unit
6.850% due 06/01/2034		100	103
CenturyTel, Inc.
8.375% due 10/15/2010		100	109
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	107
Consumers Energy Co.
5.000% due 02/15/2012		100	99
5.375% due 04/15/2013		100	100
5.500% due 08/15/2016		350	347
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		330	353
Duke Energy LLC
6.450% due 10/15/2032		200	209
Energy East Corp.
6.750% due 07/15/2036		100	101
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	149
4.875% due 11/01/2011		100	97
Entergy Louisiana LLC
5.560% due 09/01/2015		50	49
Exelon Corp.
4.900% due 06/15/2015		200	189
Florida Power Corp.
5.279% due 11/14/2008		50	50
Indianapolis Power & Light
6.300% due 07/01/2013		150	157
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		150	153
Kentucky Power Co.
6.000% due 09/15/2017		200	200
Nevada Power Co.
6.500% due 05/15/2018		150	154
NGPL Pipe Co. LLC
7.768% due 12/15/2037		200	210
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		30	31
NiSource Finance Corp.
7.875% due 11/15/2010		100	106
Ohio Edison Co.
5.450% due 05/01/2015		100	98
5.647% due 06/15/2009		100	101
Pacific Gas & Electric Co.
6.050% due 03/01/2034		300	300
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	199
Progress Energy, Inc.
6.850% due 04/15/2012		200	214
7.100% due 03/01/2011		94	100
PSEG Power LLC
6.950% due 06/01/2012		200	213
8.625% due 04/15/2031		100	123
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	151
Qwest Corp.
8.241% due 06/15/2013		100	103
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		29	29
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	199
Southern California Edison Co.
5.000% due 01/15/2014		200	198
Sprint Capital Corp.
8.375% due 03/15/2012		500	542
TECO Energy, Inc.
7.000% due 05/01/2012		300	319
Telecom Italia Capital S.A.
4.000% due 01/15/2010		200	196
5.250% due 11/15/2013		100	99
5.819% due 07/18/2011		200	196
Telefonica Emisones SAU
5.984% due 06/20/2011		100	103
Telus Corp.
8.000% due 06/01/2011		30	33
Toledo Edison Co.
6.150% due 05/15/2037		200	187
Verizon Global Funding Corp.
7.750% due 12/01/2030		200	235
Verizon New England, Inc.
6.500% due 09/15/2011		200	210
Virginia Electric and Power Co.
5.400% due 01/15/2016		500	498
5.950% due 09/15/2017		300	310
Vodafone Group PLC
3.950% due 01/30/2008		30	30
7.750% due 02/15/2010		30	32

			10,496

Total Corporate Bonds & Notes (Cost $64,938)			64,217

CONVERTIBLE BONDS & NOTES 0.2%
ERP Operating LP
3.850% due 08/15/2026		200	193

Total Convertible Bonds & Notes (Cost $202)			193

U.S. GOVERNMENT AGENCIES 24.6%
Fannie Mae
5.500% due 09/01/2035 - 09/01/2037 (f)		6,709	6,702
5.500% due 10/01/2035 - 01/01/2038		9,021	9,011
6.000% due 04/01/2036 - 10/01/2036 (f)		1,424	1,447
6.000% due 01/01/2038		3,300	3,351

Total U.S. Government Agencies (Cost $20,308)			20,511

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025		111	116
U.S. Treasury Bonds
4.750% due 02/15/2037		100	105

Total U.S. Treasury Obligations (Cost $213)			221

SOVEREIGN ISSUES 0.9%
Croatia Government International Bond
6.125% due 07/31/2010		20	21
Korea Development Bank
4.750% due 07/20/2009		300	298
Mexico Government International Bond
6.750% due 09/27/2034		78	86
Panama Government International Bond
9.625% due 02/08/2011		100	113
Russia Government International Bond
7.500% due 03/31/2030		148	170
South Africa Government International Bond
7.375% due 04/25/2012		90	98

Total Sovereign Issues (Cost $755)			786

FOREIGN CURRENCY-DENOMINATED ISSUES 4.2%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	443
Credit Logement S.A.
4.604% due 03/29/2049		300	418
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	161
France Telecom S.A.
6.750% due 03/14/2008		90	132
General Electric Capital Corp.
5.500% due 09/15/2067		900	1,278
HSBC Holdings PLC
5.375% due 12/20/2012		60	88
RBS Capital Trust A
6.467% due 12/29/2049		325	475
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	54
Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	470

Total Foreign Currency-Denominated Issues (Cost $3,144)			3,519

		Shares
PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
5.629% due 12/31/2049		4,000	85

Total Preferred Stocks (Cost $100)			85

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 9.5%
Commercial Paper 7.7%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		$1,900	1,899
Citibank N.A.
5.900% due 01/25/2008		600	598
National Australia Bank Ltd.
4.240% due 01/04/2008		2,200	2,199
UBS Finance Delaware LLC
4.000% due 01/02/2008		1,700	1,700

			6,396

Repurchase Agreements 1.2%
Lehman Brothers, Inc.
1.000% due 01/02/2008		400	400
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $407. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
3.900% due 01/02/2008		581	581
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 02/15/2008 valued at $594. Repurchase proceeds are $581.)

			981

U.S. Treasury Bills 0.6%
2.807% due 03/13/2008 (b)(d)(g)		535	530

Total Short-Term Instruments (Cost $7,909)			7,907

Purchased Options (i) 1.4%
(Cost $675)			1,165
Total Investments 120.8% (Cost $100,355)			$100,737
Written Options (j) (1.3%) (Premiums $610)			(1,082)
Other Assets and Liabilities (Net) (19.5%)			(16,261)

Net Assets (e) 100.0%			$83,394

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $691 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $3,067 at a weighted average interest rate of 5.090%. On December 31, 2007, securities valued at $6,798 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $35 and cash of $695 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	25	$6
90-Day Eurodollar December Futures	Long	12/2008	43	156
90-Day Eurodollar June Futures	Long	06/2009	20	61
90-Day Eurodollar March Futures	Long	03/2009	80	230
90-Day Eurodollar September Futures	Long	09/2009	64	182
U.S. Treasury 2-Year Note March Futures	Short	03/2008	24	(14)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	87	(68)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	5	1
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	67	123
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	123
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	147
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	90	160

				$1,107

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%)	09/20/2012	$400	$1
Bank of America	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%)	09/20/2012	100	2
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.750%	09/20/2012	100	(2)
Bank of America	Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.520%)	12/20/2012	200	0
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%)	09/20/2012	200	1
Bank of America	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%)	09/20/2012	200	1
Bank of America	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%)	09/20/2012	100	1
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.630%	12/20/2012	600	0
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%)	06/20/2012	100	3
Barclays Bank PLC	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%)	06/20/2012	100	2
Barclays Bank PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.245%)	12/20/2012	100	1
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%)	03/20/2012	400	45
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%)	06/20/2012	200	3
Bear Stearns & Co., Inc.	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%)	09/20/2012	200	3
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	06/20/2010	100	0
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%)	06/20/2012	500	2
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	200	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	(1)
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	300	0
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%)	06/20/2012	300	4
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	200	(6)
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%)	03/20/2017	100	3
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	06/20/2011	100	0
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	200	(11)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%)	12/20/2011	200	4
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%)	09/20/2012	200	1
Citibank N.A.	Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%)	06/20/2012	100	0
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	1
Citibank N.A.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.350%	09/20/2008	500	(15)
Citibank N.A.	Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%	06/20/2012	300	(3)
Citibank N.A.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%)	09/20/2012	200	4
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	06/20/2009	100	0
Credit Suisse USA, Inc.	Burlington Northern and Santa Fe Railway Co. 4.300% due 07/01/2013	Buy	(0.259%)	09/20/2012	100	0
Credit Suisse USA, Inc.	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%)	09/20/2012	100	0
Credit Suisse USA, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	3.740%	09/20/2009	200	(11)
Credit Suisse USA, Inc.	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	200	0
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	200	0
Credit Suisse USA, Inc.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%)	06/20/2012	500	(1)
Credit Suisse USA, Inc.	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%)	06/20/2012	200	2
Deutsche Bank AG	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.890%	12/20/2012	100	1
Deutsche Bank AG	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.900%	12/20/2012	300	4
Deutsche Bank AG	CBS Corp. 4.625% due 05/15/2018	Buy	(0.610%)	09/20/2012	400	0
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%	06/20/2012	200	(5)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.700%	09/20/2011	300	(12)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%)	06/20/2012	500	(5)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	1.500%	09/20/2009	500	(46)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Buy	(2.500%)	09/20/2011	300	35
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%)	06/20/2012	100	4
Deutsche Bank AG	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%)	06/20/2012	100	5
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	100	0
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	06/20/2012	100	0
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%)	03/20/2017	100	14
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%	03/20/2014	100	(4)
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	06/20/2012	100	0
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.700%	03/20/2009	200	(10)
Goldman Sachs & Co.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%)	06/20/2012	100	2
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%)	06/20/2012	100	17
Goldman Sachs & Co.	Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	100	0
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%)	06/20/2011	100	1
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%)	09/20/2011	200	(2)
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.540%	09/20/2008	200	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%)	06/20/2011	100	1
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.220%)	06/20/2012	100	1
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.450%)	12/20/2012	300	(1)
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%)	03/20/2017	100	1
Goldman Sachs & Co.	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%)	06/20/2012	100	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	8
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
JPMorgan Chase & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%)	06/20/2012	100	11
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.650%	03/20/2012	5,000	(532)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	1.840%	06/20/2012	500	(69)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	200	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	03/20/2009	100	0
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%)	06/20/2012	100	1
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	200	(11)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%	03/20/2014	100	(5)
Lehman Brothers, Inc.	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%)	09/20/2012	100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Buy	(2.620%)	03/20/2012	5,000	537
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.585%	09/20/2012	200	0
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%)	06/20/2012	200	32
Lehman Brothers, Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.585%	09/20/2012	100	(1)
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%)	06/20/2012	500	0
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%)	09/20/2012	100	1
Lehman Brothers, Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.250%)	12/20/2012	300	1
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	500	0
Lehman Brothers, Inc.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%	06/20/2012	500	11
Lehman Brothers, Inc.	Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%	06/20/2012	500	(7)
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Northern and Santa Fe Railway Co. 4.300% due 07/01/2013	Buy	(0.270%)	09/20/2012	100	0
Merrill Lynch & Co., Inc.	Burlington Northern and Santa Fe Railway Co. 4.300% due 07/01/2013	Buy	(0.250%)	12/20/2012	100	0
Merrill Lynch & Co., Inc.	Burlington Northern and Santa Fe Railway Co. 4.300% due 07/01/2013	Buy	(0.230%)	12/20/2012	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%	06/20/2010	200	(1)
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.720%	09/20/2012	400	(7)
Merrill Lynch & Co., Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%)	12/20/2012	200	1
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.270%)	12/20/2012	100	0
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.250%)	12/20/2012	200	1
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	1
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%)	12/20/2012	100	2
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%)	12/20/2012	200	3
Morgan Stanley	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.280%	09/20/2012	700	(12)
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%	03/20/2011	300	0
Morgan Stanley	Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%)	06/20/2012	100	1
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%)	12/20/2011	500	(6)
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%)	06/20/2012	200	0
Morgan Stanley	Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%)	06/20/2012	100	4
Morgan Stanley	Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.540%)	12/20/2012	100	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%)	06/20/2012	100	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%)	06/20/2012	100	0
Morgan Stanley	Office Depot, Inc. 6.250% due 08/15/2013	Buy	(0.450%)	06/20/2012	100	5
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%)	09/20/2012	200	1
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%)	12/20/2012	100	1
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%)	12/20/2012	100	1
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%)	09/20/2012	200	1
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%	12/20/2011	500	(1)
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	06/20/2011	100	0
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%)	03/20/2017	100	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%)	09/20/2012	200	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	12/20/2012	200	1
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.330%)	12/20/2012	400	1
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%)	09/20/2011	200	2
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.420%)	12/20/2012	100	2
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.410%)	12/20/2012	300	6
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	300	0
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.290%)	09/20/2012	100	0
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%)	06/20/2012	200	1
Royal Bank of Scotland Group PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%)	06/20/2012	200	2
Royal Bank of Scotland Group PLC	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%)	09/20/2012	200	1
Royal Bank of Scotland Group PLC	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.330%)	12/20/2012	200	3
Royal Bank of Scotland Group PLC	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%)	12/20/2012	400	4
Royal Bank of Scotland Group PLC	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%)	12/20/2012	500	7
UBS Warburg LLC	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%)	09/20/2012	200	2
UBS Warburg LLC	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%)	09/20/2012	200	1
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%)	06/20/2012	300	25
UBS Warburg LLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%)	12/20/2012	300	4
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%)	06/20/2012	200	12
Wachovia Bank N.A.	Hess Corp. 6.650% due 08/15/2011	Sell	0.150%	03/20/2008	100	0

						$83

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	$500	$13
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	298	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	250	7
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	1,300	31

						$51

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse USA, Inc.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	7,900	$(16)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		5,600	(27)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	17
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	GBP	500	(61)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	35
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		300	6
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017	JPY	130,000	(8)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,800	(22)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		$6,100	44
Citibank N.A.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		1,100	(6)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2009		10,000	26
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		1,600	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		100	3
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	71
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		3,100	19
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		200	(3)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	63
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2009		1,900	5
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		400	(8)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		1,400	40
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		200	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		4,500	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		4,700	40
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		6,540	(18)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		1,100	29
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		500	0

							$229

(i) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$7,300	$73	$143
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	54	111
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	8,400	84	99
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	66
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	119
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	500	2	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	8,000	112	192
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	235
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	122

							$634	$1,099

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$1.355	05/21/2008	EUR	200	$6	$22
Put - OTC Euro versus U.S. dollar	1.355	05/21/2008		200	6	1
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	21
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	8
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	10
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	4	4

					$41	$66

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	45	$17	$128
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.000	02/22/2008	15	20	26
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	15	8	0

				$45	$154

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	$2,500	$67	$119
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.580%	08/03/2009	2,700	72	158
Put - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	30
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	86
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	2,400	68	82
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	53
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	100
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	200	2	10
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	186
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	104

							$565	$928

(k) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	844	01/2008	$0	$0	$0
Buy		1,794	02/2008	37	0	37
Buy	BRL	779	03/2008	70	0	70
Buy		2,158	07/2008	42	(15)	27
Sell	CAD	58	01/2008	0	(2)	(2)
Buy	CLP	27,495	03/2008	3	0	3
Buy	CNY	10,884	07/2008	50	0	50
Sell		4,656	07/2008	0	(19)	(19)
Sell	EUR	2,749	01/2008	6	0	6
Buy	GBP	166	01/2008	0	0	0
Sell		1,216	01/2008	27	0	27
Buy	INR	14,491	05/2008	21	0	21
Buy		1,112	08/2008	0	0	0
Buy	KRW	331,844	05/2008	1	0	1
Buy		179,212	08/2008	0	(2)	(2)
Buy	MXN	6,003	03/2008	10	0	10
Buy		3,343	07/2008	1	0	1
Buy	NOK	1,111	03/2008	4	0	4
Buy	PLN	1,442	07/2008	58	0	58
Buy	RUB	5,155	01/2008	10	0	10
Sell		5,155	01/2008	0	0	0
Buy		8,062	07/2008	5	0	5
Buy		13,456	11/2008	2	0	2
Buy	SGD	70	02/2008	2	0	2
Buy		776	05/2008	21	0	21
Buy	TWD	574	01/2008	0	0	0
Buy	ZAR	153	03/2008	1	0	1

				$371	$(38)	$333

See accompanying notes

Schedule of Investments

Japanese StocksPLUS® TR Strategy Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 25.9%
Banking & Finance 15.3%
American Express Bank FSB
6.000% due 09/13/2017		$400	$403
American Express Centurion Bank
6.000% due 09/13/2017		400	403
American International Group, Inc.
5.850% due 01/16/2018		200	202
Bank of Scotland PLC
5.028% due 07/17/2008		200	200
Barclays Bank PLC
6.050% due 12/04/2017		400	404
7.434% due 09/29/2049		100	104
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	92
Capital One Financial Corp.
6.750% due 09/15/2017		100	96
Citigroup, Inc.
5.875% due 05/29/2037		100	94
6.125% due 11/21/2017		300	309
Deutsche Bank AG
6.000% due 09/01/2017		300	312
DnB NORBank ASA
5.072% due 02/25/2008		100	100
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		100	95
7.250% due 10/25/2011		50	43
7.800% due 06/01/2012		50	44
GMAC LLC
6.625% due 05/15/2012		100	83
7.000% due 02/01/2012		100	85
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		400	393
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		100	103
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	100
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		200	203

			3,868

Industrials 5.6%
Boston Scientific Corp.
6.000% due 06/15/2011		100	97
C8 Capital SPV Ltd.
6.640% due 12/29/2049		100	95
EchoStar DBS Corp.
5.750% due 10/01/2008		100	100
El Paso Corp.
6.375% due 02/01/2009		100	101
International Business Machines Corp.
5.700% due 09/14/2017		200	207
Kraft Foods, Inc.
6.125% due 02/01/2018		200	202
Loews Corp.
5.250% due 03/15/2016		200	200
Mandalay Resort Group
6.500% due 07/31/2009		100	101
Reynolds American, Inc.
7.750% due 06/01/2018		100	107
Xerox Capital Trust I
8.000% due 02/01/2027		200	200

			1,410

Utilities 5.0%
BellSouth Corp.
4.240% due 04/26/2021		300	299
Embarq Corp.
6.738% due 06/01/2013		300	310
Enel Finance International S.A.
6.250% due 09/15/2017		200	203
Midwest Generation LLC
8.300% due 07/02/2009		69	70
NRG Energy, Inc.
7.375% due 02/01/2016		100	98
Ohio Power Co.
5.424% due 04/05/2010		200	198
Qwest Corp.
5.625% due 11/15/2008		100	100

			1,278

Total Corporate Bonds & Notes (Cost $6,530)			6,556

MUNICIPAL BONDS 1.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		200	208
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	95

Total Municipal Bonds (Cost $305)			303

U.S. GOVERNMENT AGENCIES 98.6%
Fannie Mae
4.000% due 05/01/2013 (e)		776	771
4.186% due 11/01/2034 (e)		57	58
4.344% due 08/01/2033 (e)		170	170
4.911% due 12/01/2035 (e)		196	196
4.965% due 01/25/2021 (e)		240	239
5.000% due 07/25/2019 - 02/01/2038		1,013	988
5.000% due 02/25/2025 - 10/01/2036 (e)		1,693	1,657
5.003% due 07/01/2035 (e)		232	234
5.215% due 05/25/2042 - 09/25/2042		206	203
5.389% due 07/01/2032 (e)		18	18
5.500% due 01/01/2023 - 01/01/2038		1,519	1,531
5.500% due 12/01/2036 - 04/01/2037 (e)		1,814	1,812
5.875% due 11/25/2023		74	75
6.000% due 12/01/2036 - 10/01/2037 (e)		1,990	2,022
6.063% due 06/01/2043 - 10/01/2044 (e)		553	554
6.064% due 09/01/2044 (e)		234	235
Freddie Mac
4.500% due 10/15/2013 - 07/15/2018		64	64
4.500% due 10/15/2019 (e)		188	188
4.746% due 09/01/2035 (e)		217	217
5.000% due 11/15/2024 - 03/15/2026		68	69
5.228% due 10/15/2020		27	27
5.500% due 08/15/2030 - 01/01/2038		13,024	12,998
5.500% due 05/01/2035 (e)		420	420
6.063% due 02/25/2045		229	228

Total U.S. Government Agencies (Cost $24,934)			24,974

U.S. TREASURY OBLIGATIONS 41.9%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011		318	331
2.375% due 01/15/2027		104	110
U.S. Treasury Bonds
3.625% due 10/31/2009		8,600	8,687
5.000% due 05/15/2037		1,000	1,090
8.125% due 08/15/2019		300	405

Total U.S. Treasury Obligations (Cost $10,593)			10,623

MORTGAGE-BACKED SECURITIES 26.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		185	184
4.550% due 08/25/2035		71	70
4.625% due 10/25/2035		157	155
Bear Stearns Alt-A Trust
5.811% due 11/25/2036		76	75
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		182	182
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		78	77
Countrywide Alternative Loan Trust
5.025% due 02/25/2047		156	146
5.029% due 09/20/2046		119	118
5.065% due 05/25/2036		169	160
5.145% due 02/25/2037		147	139
5.159% due 03/20/2046		125	118
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		142	140
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.945% due 02/25/2037		124	122
Downey Savings & Loan Association Mortgage Loan Trust
5.225% due 08/19/2045		103	97
Greenpoint Mortgage Funding Trust
4.945% due 01/25/2047		173	170
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		71	68
5.352% due 06/06/2020		2	2
Harborview Mortgage Loan Trust
5.185% due 05/19/2035		154	146
5.205% due 03/19/2037		132	124
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		57	56
Mellon Residential Funding Corp.
5.378% due 11/15/2031		147	143
5.468% due 12/15/2030		82	80
Residential Accredit Loans, Inc.
4.965% due 09/25/2046		112	110
5.075% due 04/25/2046		213	200
Structured Adjustable Rate Mortgage Loan Trust
6.188% due 01/25/2035		37	36
Structured Asset Mortgage Investments, Inc.
4.935% due 08/25/2036		178	177
5.085% due 05/25/2036		161	152
5.145% due 02/25/2036		140	133
Structured Asset Securities Corp.
4.080% due 06/25/2033		179	178
TBW Mortgage-Backed Pass-Through Certificates
4.975% due 01/25/2037		117	114
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		156	153
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		210	207
Washington Mutual, Inc.
3.795% due 06/25/2034		400	393
4.046% due 09/25/2033		198	197
5.135% due 12/25/2045		74	70
5.405% due 12/25/2027		34	33
5.518% due 01/25/2047		168	158
5.733% due 05/25/2046		149	148
5.768% due 06/25/2046		186	178
5.788% due 02/25/2046		146	143
5.883% due 08/25/2046		225	217
6.059% due 05/25/2041		32	33
Wells Fargo Mortgage-Backed Securities Trust
4.323% due 07/25/2035		300	298
4.500% due 11/25/2018		99	98
4.950% due 03/25/2036		324	321
5.242% due 04/25/2036		209	207
5.387% due 08/25/2035		67	66

Total Mortgage-Backed Securities (Cost $6,716)			6,592

ASSET-BACKED SECURITIES 21.5%
ACE Securities Corp.
4.915% due 12/25/2036		127	124
Argent Securities, Inc.
4.905% due 06/25/2036		35	35
4.935% due 04/25/2036		27	27
4.945% due 03/25/2036		9	9
Asset-Backed Funding Certificates
4.925% due 11/25/2036		60	59
4.925% due 01/25/2037		117	115
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		42	41
Basic Asset-Backed Securities Trust
4.945% due 04/25/2036		19	19
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		62	61
4.955% due 04/25/2036		36	36
5.563% due 10/25/2036		150	146
Carrington Mortgage Loan Trust
4.915% due 01/25/2037		126	123
5.025% due 01/25/2036		200	197
Citigroup Mortgage Loan Trust, Inc.
4.925% due 05/25/2037		529	504
Countrywide Asset-Backed Certificates
4.915% due 05/25/2037		279	274
4.935% due 06/25/2036		27	27
4.935% due 06/25/2037		144	141
5.025% due 02/25/2036		37	36
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		143	138
CSAB Mortgage-Backed Trust
4.965% due 06/25/2036		63	63
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 12/25/2036		64	63
Fremont Home Loan Trust
4.925% due 01/25/2037		142	138
GSAMP Trust
4.935% due 01/25/2036		19	18
4.955% due 11/25/2035		35	34
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		85	84
5.299% due 09/20/2033		18	17
Home Equity Asset Trust
4.945% due 05/25/2036		32	31
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		146	141
4.945% due 12/25/2035		31	31
Indymac Residential Asset-Backed Trust
4.925% due 04/25/2037		126	123
4.955% due 03/25/2036		13	13
JPMorgan Mortgage Acquisition Corp.
4.925% due 04/01/2037		86	82
4.945% due 03/25/2037		231	222
Lehman XS Trust
4.935% due 05/25/2046		30	30
4.945% due 04/25/2046		67	66
4.945% due 07/25/2046		115	114
4.955% due 05/25/2046		91	89
Long Beach Mortgage Loan Trust
5.045% due 08/25/2035		53	53
MASTR Asset-Backed Securities Trust
4.915% due 11/25/2036		68	66
4.925% due 11/25/2036		128	124
Merrill Lynch First Franklin Mortgage Loan Trust
4.925% due 07/25/2037		268	259
Merrill Lynch Mortgage Investors, Inc.
4.895% due 06/25/2037		77	76
4.935% due 08/25/2036		68	67
Morgan Stanley ABS Capital I
4.915% due 10/25/2036		117	112
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		57	55
Nelnet Student Loan Trust
5.182% due 09/25/2012		80	80
New Century Home Equity Loan Trust
5.045% due 05/25/2036		200	193
5.125% due 06/25/2035		24	22
Option One Mortgage Loan Trust
4.905% due 02/25/2037		52	51
Residential Asset Securities Corp.
4.905% due 06/25/2036		30	29
4.975% due 04/25/2037		248	243
Soundview Home Equity Loan Trust
4.925% due 12/25/2036		78	77
4.945% due 06/25/2037		243	239
Specialty Underwriting & Residential Finance
4.910% due 11/25/2037		53	52
Structured Asset Securities Corp.
4.900% due 04/25/2035		50	48
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		123	120

Total Asset-Backed Securities (Cost $5,579)			5,437

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13
Panama Government International Bond
9.625% due 02/08/2011		14	16

Total Sovereign Issues (Cost $28)			29

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	201

Total Foreign Currency-Denominated Issues (Cost $200)			201

	Shares
PREFERRED STOCKS 0.3%
Fannie Mae
8.250% due 12/31/2049		3,000	76

Total Preferred Stocks (Cost $75)			76

EXCHANGE-TRADED FUNDS 6.1%
iShares MSCI Japan Index Fund		116,689	1,551

Total Exchange-Traded Funds (Cost $1,728)			1,551

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.6%
U.S. Treasury Bills 3.6%
2.976% due 02/28/2008 - 03/13/2008 (a)(c)(f)		$915	910

Total Short-Term Instruments (Cost $910)			910

PURCHASED OPTIONS (h) 2.2%
(Cost $194)			565
Total Investments 228.2% (Cost $57,792)			$57,817
Written Options (i) (1.8%) (Premiums $212)			(470)
Other Assets and Liabilities (Net) (126.4%)			(32,015)

Net Assets (d) 100.0%			$25,332

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $178 and derivative instruments with an aggregate depreciation of ($181) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended December 31, 2007 was $11,750 at a weighted average interest rate of 4.860%. On December 31, 2007, securities valued at $8,781 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $163 and cash of $555 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	7	$0
90-Day Euribor June Futures	Long	06/2008	1	(1)
90-Day Euribor March Futures	Long	03/2008	19	(12)
90-Day Euribor September Futures	Long	09/2008	15	(1)
90-Day Eurodollar December Futures	Long	12/2008	87	218
90-Day Eurodollar June Futures	Long	06/2008	3	5
90-Day Eurodollar June Futures	Short	06/2008	3	(6)
90-Day Eurodollar March Futures	Long	03/2009	73	278
Euro-Bobl March Futures	Short	03/2008	14	29
Euro-Bobl March Futures Call Options Strike @ EUR 115.750	Long	03/2008	14	0
Euro-Bund 10-Year Bond March Futures	Long	03/2008	5	(13)
Euro-Schatz March Futures	Short	03/2008	25	24
Euro-Schatz March Futures Call Options Strike @ EUR 106.200	Long	03/2008	25	0
U.S. Treasury 2-Year Note March Futures	Short	03/2008	66	6
U.S. Treasury 5-Year Note March Futures	Short	03/2008	60	(5)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	34	22
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	2	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	38	82
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	67	48
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	7	3
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	7	13
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	25	33
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	10	18
United Kingdom Government 10-Year Bond March Futures	Short	03/2008	3	0

				$742

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%	09/20/2008	$200	$(1)
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	100	1
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%	09/20/2008	200	(1)
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%)	12/20/2011	400	5
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	200	0
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	200	1
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	200	(1)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%	06/20/2017	100	2
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	500	(1)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	200	0
Lehman Brothers, Inc.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.440%)	12/20/2012	200	4
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017	200	(1)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%	09/20/2012	100	(1)
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011	100	3

						$10

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Dow Jones iTraxx Europe 8X0V Index	Buy	(4.600%)	12/20/2017	EUR	200	$(2)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.483%	06/20/2012		$300	(4)
Credit Suisse USA, Inc.	Dow Jones CDX N.A. HV9 Index	Sell	1.400%	12/20/2012		300	(4)
Credit Suisse USA, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012		200	8
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012		300	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012		100	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012		200	(8)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%)	12/20/2012		300	9
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%	12/20/2015		200	(8)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%)	06/20/2012		1,800	0

							$(8)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	400	$(1)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		2,500	(30)
Lehman Brothers, Inc.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		500	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		1,100	(12)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	1,900	(38)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		500	(2)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		2,700	(111)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		200	(1)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		1,300	(24)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		400	(6)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012	EUR	100	(2)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	11
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012		1,600	33
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/11/2037		200	(8)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		600	(6)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		3,200	(9)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		310	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	500	9
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		2,000	(44)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	5.000%	09/20/2017		200	(12)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.500%	12/15/2035		400	(15)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		4,600	(102)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		200	8
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	(1)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	7,000	(2)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		600	(2)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		5,000	(2)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$100	1
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2022		1,600	9
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		4,900	7
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		1,700	5
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		700	(18)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		800	3
Deutsche Bank AG	3-Month USD-LIBOR	Receive	4.000%	06/18/2013		2,200	(25)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2015		1,200	(1)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		900	(22)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,400	(1)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		2,100	5
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,100	5
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		3,400	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2015		1,600	14
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		1,500	15
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2023		200	1
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		6,500	106

							$(265)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Long	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	2,289,671	$855
Goldman Sachs & Co.	Short	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	504,490	(190)

						$665

(h) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$128.000	02/22/2008	32	$1	$1
Call - CBOT U.S. Treasury 30-Year Bond March Futures	139.000	02/22/2008	4	0	0
Call - CBOT U.S. Treasury 2-Year Note March Futures	116.000	02/22/2008	143	3	2
Call - CBOT U.S. Treasury 2-Year Note March Futures	118.500	02/22/2008	44	1	1
Call - CBOT U.S. Treasury 2-Year Note March Futures	119.500	02/22/2008	22	0	0
Call - CBOT U.S. Treasury 2-Year Note March Futures	120.000	02/22/2008	33	1	1
Call - CBOT U.S. Treasury 2-Year Note March Futures	124.000	02/22/2008	23	0	0
Call - CBOT U.S. Treasury 2-Year Note March Futures	136.000	02/22/2008	33	1	1
Call - CBOT U.S. Treasury 5-Year Note March Futures	124.000	02/22/2008	18	0	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	126.500	02/22/2008	2	0	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	37	1	1
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	18	15	24
Call - CME 90-Day Eurodollar March Futures	95.500	03/17/2008	4	2	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	99.000	02/22/2008	19	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	102.000	02/22/2008	19	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	02/22/2008	30	1	0

				$26	$34

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	3,600	$19	$16
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		$1,400	4	10
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008		1,100	8	21
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		2,500	9	52
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		6,200	55	149
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		1,200	4	24
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		9,600	37	227

								$136	$499

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	121.000	01/18/2008	$200	$2	$0
Call - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	300	13	16
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	300	13	14

					$28	$30

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/31/2009	$102.750	02/22/2008	$9,800	$1	$2
Put - OTC Fannie Mae 5.000% due 03/01/2038	80.000	03/05/2008	1,000	0	0
Put - OTC Fannie Mae 5.000% due 03/01/2038	88.500	03/05/2008	1,000	0	0
Put - OTC Fannie Mae 5.500% due 03/01/2023	84.000	03/11/2008	1,000	0	0
Put - OTC Fannie Mae 5.500% due 03/01/2038	89.000	03/05/2008	4,700	1	0
Put - OTC Fannie Mae 6.000% due 03/01/2038	91.000	03/05/2008	5,000	1	0
Put - OTC Freddie Mac 5.500% due 01/01/2038	85.000	01/07/2008	9,000	1	0
Put - OTC Freddie Mac 5.500% due 03/01/2038	85.500	03/05/2008	4,000	0	0

				$4	$2

(i) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	19	$7	$54
Call - CBOT U.S. Treasury 10-Year Note March Futures	117.000	02/22/2008	8	6	14
Call - CME 90-Day Eurodollar March Futures	95.750	03/14/2008	2	1	5
Call - CME 90-Day Eurodollar March Futures	95.875	03/14/2008	2	1	4
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	22	15	9
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	10	6	2
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	19	9	0

				$45	$88

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	1,200	$18	$14
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$300	4	10
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,800	21	11
Put -OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,800	23	11
Call -OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,100	9	40
Call -OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		2,700	53	129
Call -OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		400	4	16
Call -OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		3,200	35	151

								$167	$382

(j) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2038	$1,000	$976	$976
Fannie Mae	5.500%	01/01/2038	2,000	1,991	1,998
U.S. Treasury Bonds	3.625%	10/31/2009	18,400	18,529	18,587
U.S. Treasury Bonds	4.000%	09/30/2009	1,000	1,014	1,016
U.S. Treasury Bonds	4.250%	11/15/2017	1,200	1,212	1,221
U.S. Treasury Bonds	4.750%	08/15/2017	1,300	1,363	1,374
U.S. Treasury Bonds	4.750%	02/15/2037	3,800	3,926	3,978
U.S. Treasury Notes	4.125%	08/31/2012	300	307	309
U.S. Treasury Notes	4.500%	05/15/2017	1,900	1,931	1,970
U.S. Treasury Notes	4.750%	05/15/2014	100	105	106

				$31,354	$31,535

(2)	Market value includes $286 of interest payable on short sales.

(k) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	229	01/2008	$0	$(1)	$(1)
Buy	BRL	1,980	03/2008	79	(9)	70
Sell		1,002	03/2008	4	(14)	(10)
Buy		2,549	07/2008	129	0	129
Sell		600	07/2008	0	(8)	(8)
Buy	CNY	4,313	01/2008	8	0	8
Sell		4,313	01/2008	0	(7)	(7)
Buy		4,103	07/2008	16	0	16
Sell		4,103	07/2008	0	(5)	(5)
Buy		1,743	10/2008	0	0	0
Sell		1,743	10/2008	0	(2)	(3)
Sell	EUR	230	01/2008	0	0	0
Buy	GBP	77	01/2008	0	0	0
Sell		595	01/2008	15	0	15
Buy	JPY	1,858,000	02/2008	176	0	176
Sell		4,711,520	02/2008	95	0	95
Buy	KRW	175,228	01/2008	0	(6)	(6)
Buy		152,618	08/2008	0	(2)	(2)
Buy	MXN	4,140	03/2008	7	(1)	6
Sell		1,596	03/2008	0	(1)	0
Buy		1,693	07/2008	2	0	2
Buy	MYR	350	05/2008	0	0	0
Buy		154	08/2008	2	0	2
Sell	NZD	89	01/2008	0	(2)	(2)
Sell		89	02/2008	0	0	0
Buy	PLN	437	07/2008	18	0	18
Buy	RUB	4,922	01/2008	7	0	7
Sell		4,922	01/2008	0	0	0
Buy		8,577	07/2008	8	0	8
Buy		4,922	11/2008	0	0	0
Buy	SGD	46	02/2008	1	0	1
Buy		244	05/2008	4	0	4

				$571	$(58)	$513

See accompanying notes

Schedule of Investments

Long Duration Total Return Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
9.000% due 08/03/2012		$1,000	$964
SLM Corp.
6.000% due 02/16/2008		400	399

Total Bank Loan Obligations (Cost $1,348)			1,363

CORPORATE BONDS & NOTES 34.3%
Banking & Finance 10.0%
ABX Financing Co.
6.350% due 10/15/2036		810	796
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		200	220
American Express Centurion Bank
5.250% due 05/07/2008		30	30
American Express Credit Corp.
5.285% due 03/02/2009		10	10
American International Group, Inc.
6.250% due 05/01/2036		980	988
6.250% due 03/15/2087		300	269
Bank of America N.A.
5.132% due 06/12/2009		200	200
6.000% due 10/15/2036		4,500	4,318
Barclays Bank PLC
6.050% due 12/04/2017		900	909
Citigroup, Inc.
4.898% due 12/26/2008		10	10
5.875% due 05/29/2037		500	468
6.125% due 08/25/2036		2,400	2,279
6.625% due 06/15/2032		1,900	1,918
Credit Agricole S.A.
5.053% due 05/28/2009		200	200
Export-Import Bank of Korea
5.214% due 06/01/2009		200	200
General Electric Capital Corp.
4.939% due 08/15/2011		10	10
5.280% due 10/21/2010		10	10
6.375% due 11/15/2067		2,300	2,379
6.750% due 03/15/2032		3,650	4,157
Goldman Sachs Group, Inc.
5.045% due 02/06/2012		500	486
6.125% due 02/15/2033		1,500	1,479
6.450% due 05/01/2036		800	754
6.750% due 10/01/2037		2,500	2,457
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	355
5.875% due 11/01/2034		60	55
HSBC Holdings PLC
6.500% due 05/02/2036		1,390	1,356
6.500% due 09/15/2037		1,900	1,847
JPMorgan Chase Capital
6.550% due 09/29/2036		1,010	914
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		2,400	2,286
Lehman Brothers Holdings, Inc.
6.875% due 07/17/2037		800	785
7.000% due 09/27/2027		200	204
Metropolitan Life Global Funding I
4.945% due 05/17/2010		100	99
Morgan Stanley
4.925% due 05/07/2009		500	494
7.250% due 04/01/2032		1,900	2,075
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		320	388
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,012
Rabobank Capital Funding Trust
5.254% due 12/29/2049		1,100	986
RBS Capital Trust II
6.425% due 12/29/2049		2,490	2,255
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		1,600	1,607
UBS Preferred Funding Trust V
6.243% due 05/29/2049		1,600	1,543
Wachovia Bank N.A.
5.850% due 02/01/2037		800	723
Wachovia Corp.
5.500% due 08/01/2035		10	9
Wells Fargo & Co.
5.375% due 02/07/2035		100	88
Wells Fargo Bank N.A.
5.950% due 08/26/2036		850	801
Wells Fargo Capital X
5.950% due 12/15/2036		1,700	1,592
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		30	31

			46,052

Industrials 12.2%
Amgen, Inc.
6.375% due 06/01/2037		2,700	2,747
Anadarko Petroleum Corp.
6.450% due 09/15/2036		3,025	3,091
AstraZeneca PLC
6.450% due 09/15/2037		3,000	3,298
Barrick Gold Corp.
5.800% due 11/15/2034		10	10
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037		450	439
Canadian National Railway Co.
6.375% due 11/15/2037		300	308
Canadian Natural Resources Ltd.
5.850% due 02/01/2035		1,790	1,658
6.250% due 03/15/2038		1,300	1,274
6.450% due 06/30/2033		100	102
6.500% due 02/15/2037		250	251
Comcast Corp.
6.450% due 03/15/2037		300	306
6.950% due 08/15/2037		200	217
7.050% due 03/15/2033		2,840	3,112
Conoco Funding Co.
7.250% due 10/15/2031		10	12
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036		2,500	2,568
Covidien International Finance S.A.
6.550% due 10/15/2037		500	521
CSX Corp.
6.150% due 05/01/2037		800	750
CVS Caremark Corp.
5.441% due 06/01/2010		100	99
Devon Energy Corp.
7.950% due 04/15/2032		400	491
Devon Financing Corp. ULC
7.875% due 09/30/2031		2,630	3,190
EnCana Corp.
6.500% due 08/15/2034		1,450	1,490
6.625% due 08/15/2037		300	313
Energy Transfer Partners LP
6.625% due 10/15/2036		1,300	1,250
Enterprise Products Operating LP
5.750% due 03/01/2035		400	365
Gaz Capital for Gazprom
8.625% due 04/28/2034		510	632
Georgia-Pacific Corp.
7.750% due 11/15/2029		30	28
International Business Machines Corp.
5.700% due 09/14/2017		700	725
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		850	772
6.500% due 02/01/2037		600	595
6.950% due 01/15/2038		3,710	3,906
Kraft Foods, Inc.
6.500% due 11/01/2031		530	521
6.875% due 02/01/2038		900	946
7.000% due 08/11/2037		800	843
Lockheed Martin Corp.
7.750% due 05/01/2026		7	8
Marathon Oil Corp.
6.600% due 10/01/2037		300	314
Norfolk Southern Corp.
7.250% due 02/15/2031		20	22
Nucor Corp.
6.400% due 12/01/2037		1,000	1,022
ONEOK Partners LP
6.850% due 10/15/2037		1,400	1,457
Pemex Project Funding Master Trust
6.625% due 06/15/2035		520	551
Suncor Energy, Inc.
6.500% due 06/15/2038		1,300	1,395
Target Corp.
6.500% due 10/15/2037		500	504
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036		1,000	996
Time Warner Cable, Inc.
6.550% due 05/01/2037		2,200	2,253
Time Warner, Inc.
7.700% due 05/01/2032		70	78
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		300	299
Transocean, Inc.
6.800% due 03/15/2038		500	512
Union Pacific Corp.
6.150% due 05/01/2037		400	387
Vale Overseas Ltd.
6.875% due 11/21/2036		10	10
Valero Energy Corp.
6.625% due 06/15/2037		1,700	1,718
7.500% due 04/15/2032		950	1,047
8.750% due 06/15/2030		25	30
Viacom, Inc.
6.875% due 04/30/2036		450	453
Wal-Mart Stores, Inc.
6.500% due 08/15/2037		3,300	3,487
XTO Energy, Inc.
6.100% due 04/01/2036		1,250	1,224
6.750% due 08/01/2037		1,150	1,238
Yum! Brands, Inc.
6.875% due 11/15/2037		100	100

			55,935

Utilities 12.1%
AEP Texas Central Co.
6.650% due 02/15/2033		1,500	1,559
Appalachian Power Co.
6.700% due 08/15/2037		1,810	1,848
AT&T Corp.
8.000% due 11/15/2031		8,370	10,309
AT&T, Inc.
6.500% due 09/01/2037		450	472
BellSouth Corp.
6.550% due 06/15/2034		15	16
British Telecommunications PLC
9.125% due 12/15/2030		630	836
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		3,700	4,630
Duke Energy LLC
6.450% due 10/15/2032		2,780	2,908
Enel Finance International S.A.
6.800% due 09/15/2037		1,300	1,310
FirstEnergy Corp.
7.375% due 11/15/2031		1,550	1,706
Florida Power Corp.
6.350% due 09/15/2037		200	211
France Telecom S.A.
8.500% due 03/01/2031		2,480	3,225
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		1,330	1,331
6.500% due 09/15/2037		3,400	3,563
NGPL Pipe Co. LLC
7.768% due 12/15/2037		300	315
Pacific Gas & Electric Co.
5.800% due 03/01/2037		1,000	968
6.050% due 03/01/2034		3,070	3,075
Progress Energy, Inc.
7.750% due 03/01/2031		1,500	1,776
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		600	565
Southern California Edison Co.
5.550% due 01/15/2037		400	379
5.625% due 02/01/2036		1,400	1,344
6.000% due 01/15/2034		1,100	1,116
Sprint Capital Corp.
8.750% due 03/15/2032		1,900	2,147
Telecom Italia Capital S.A.
7.200% due 07/18/2036		2,170	2,400
Telefonica Emisones SAU
7.045% due 06/20/2036		2,200	2,467
Verizon Communications, Inc.
5.850% due 09/15/2035		1,812	1,778
Verizon Global Funding Corp.
7.750% due 12/01/2030		200	235
Virginia Electric and Power Co.
6.000% due 01/15/2036		20	20
6.000% due 05/15/2037		1,800	1,767
6.350% due 11/30/2037		1,000	1,029

			55,305

Total Corporate Bonds & Notes (Cost $156,651)			157,292

MUNICIPAL BONDS & NOTES 0.2%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		300	286
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		800	71
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		500	481

Total Municipal Bonds & Notes (Cost $836)			838

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
4.000% due 02/25/2019		100	94
4.300% due 08/18/2010		10	10
4.925% due 07/25/2037		264	254
5.000% due 02/25/2017 - 08/25/2033		65	59
5.365% due 02/25/2032		28	28
5.500% due 09/25/2024 - 01/01/2038		17,810	17,663
6.000% due 12/25/2034 - 11/01/2037		22,507	22,851
6.050% due 02/25/2044		500	526
7.125% due 01/15/2030		200	260
Federal Farm Credit Bank
4.125% due 04/15/2010		15	15
5.750% due 12/07/2028		20	22
Federal Home Loan Bank
3.660% due 09/30/2010		10	10
4.000% due 05/15/2009		10	10
4.180% due 09/22/2010		15	15
5.250% due 09/12/2014		4,900	5,219
Freddie Mac
4.080% due 05/14/2009		25	25
5.000% due 04/15/2033 - 10/15/2033		74	68
5.258% due 02/15/2019		465	463
5.428% due 01/15/2033		3	3
5.500% due 11/15/2023 - 02/15/2024		327	327
6.000% due 06/15/2035 - 12/01/2037		29,193	29,633
8.250% due 06/01/2016		30	38
Small Business Administration
5.290% due 12/01/2027		2,000	2,025

Total U.S. Government Agencies (Cost $79,102)			79,618

U.S. TREASURY OBLIGATIONS 2.0%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025		33	35
U.S. Treasury Bonds
4.500% due 02/15/2036		260	261
5.000% due 05/15/2037		4,000	4,361
6.000% due 02/15/2026		3,000	3,551
8.875% due 08/15/2017		600	826

Total U.S. Treasury Obligations (Cost $8,852)			9,034

MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Investment Trust
5.000% due 09/25/2035		300	295
Banc of America Commercial Mortgage, Inc.
7.226% due 10/11/2037		96	110
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		926	918
4.486% due 02/25/2034		139	137
Bear Stearns Alt-A Trust
5.527% due 09/25/2035		855	843
CC Mortgage Funding Corp.
4.995% due 05/25/2048		196	177
CS First Boston Mortgage Securities Corp.
4.918% due 07/25/2033		172	172
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047		7	7
First Horizon Asset Securities, Inc.
4.402% due 12/25/2033		160	159
GMAC Mortgage Corp. Loan Trust
4.311% due 06/25/2034		143	140
Harborview Mortgage Loan Trust
5.222% due 07/19/2035		268	265
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049		200	206
Residential Accredit Loans, Inc.
6.000% due 06/25/2036		371	362
Structured Asset Mortgage Investments, Inc.
4.965% due 09/25/2047		379	376
5.295% due 10/19/2034		94	92
Thornburg Mortgage Securities Trust
4.883% due 03/25/2037		278	271
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		210	207
Washington Mutual, Inc.
3.027% due 08/25/2033		500	497
4.229% due 03/25/2034		1,673	1,655
5.518% due 01/25/2047		8	8
5.883% due 10/25/2046		24	24
6.188% due 08/25/2042		10	10
Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033		1,000	988

Total Mortgage-Backed Securities (Cost $7,915)			7,919

ASSET-BACKED SECURITIES 1.6%
American Express Credit Account Master Trust
5.138% due 09/15/2010		200	200
Argent Securities, Inc.
4.915% due 10/25/2036		16	16
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		13	12
4.915% due 12/25/2036		6	6
Bear Stearns Asset-Backed Securities Trust
5.819% due 07/25/2036		20	19
Chase Credit Card Master Trust
5.138% due 10/15/2010		20	20
5.198% due 09/15/2011		200	200
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		300	298
5.045% due 02/07/2010		100	100
Citigroup Mortgage Loan Trust, Inc.
4.925% due 05/25/2037		88	83
Countrywide Asset-Backed Certificates
4.975% due 10/25/2046		96	94
Credit-Based Asset Servicing & Securitization LLC
4.985% due 07/25/2037		277	263
First Franklin Mortgage Loan Asset-Backed Certificates
4.905% due 09/25/2036		115	110
First NLC Trust
4.935% due 08/25/2037		91	89
First USA Credit Card Master Trust
5.156% due 04/18/2011		300	300
Fremont Home Loan Trust
4.975% due 02/25/2036		600	567
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		1,459	1,406
Indymac Residential Asset-Backed Trust
4.945% due 07/25/2037		161	158
Lehman ABS Mortgage Loan Trust
4.955% due 06/25/2037		88	86
MASTR Asset-Backed Securities Trust
4.945% due 05/25/2037		151	148
MBNA Credit Card Master Note Trust
5.148% due 08/16/2010		20	20
Merrill Lynch First Franklin Mortgage Loan Trust
4.925% due 07/25/2037		264	255
Morgan Stanley ABS Capital I
4.925% due 05/25/2037		258	249
Securitized Asset-Backed Receivables LLC Trust
4.995% due 05/25/2037		352	348
SLC Student Loan Trust
4.849% due 02/15/2015		490	489
SLM Student Loan Trust
5.064% due 04/25/2014		167	166
5.074% due 07/25/2013		549	549
5.074% due 10/25/2016		199	199
5.074% due 07/25/2017		188	188
5.074% due 10/25/2018		181	179
5.084% due 04/25/2017		255	254
Soundview Home Equity Loan Trust
4.945% due 06/25/2037		162	159
Wachovia Auto Owner Trust
5.340% due 07/18/2008		20	20

Total Asset-Backed Securities (Cost $7,388)			7,250

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
7.125% due 01/20/2037		600	680
Colombia Government International Bond
7.375% due 09/18/2037		620	691

Total Sovereign Issues (Cost $1,380)			1,371

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	13,000	7,094
12.500% due 01/05/2016		2,000	1,230
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	188
HBOS PLC
6.367% due 06/29/2049		50	89

Total Foreign Currency-Denominated Issues (Cost $8,428)			8,601

SHORT-TERM INSTRUMENTS 37.3%
Certificates of Deposit 0.0%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$10	$10
Barclays Bank PLC
4.619% due 03/17/2008		20	20
Fortis Bank NY
4.780% due 09/30/2008		10	10
Nordea Bank Finland PLC
5.230% due 04/09/2009		20	20

			60

Commercial Paper 35.1%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		3,600	3,598
4.680% due 02/01/2008		8,100	8,068
ABN AMRO N.A. Finance
4.700% due 02/01/2008		8,100	8,068
ANZ National International Ltd.
4.700% due 02/01/2008		8,000	7,969
Bank of Scotland PLC
5.050% due 01/28/2008		1,200	1,196
Barclays U.S. Funding Corp.
4.810% due 01/25/2008		700	698
4.820% due 02/06/2008		2,500	2,488
5.100% due 01/25/2008		500	498
5.110% due 01/17/2008		5,100	5,089
Caisse d’Amortissement de la Dette Sociale
4.730% due 02/01/2008		8,100	8,068
Calyon Financial, Inc.
5.010% due 01/18/2008		6,300	6,286
Danske Corp.
4.740% due 02/08/2008		8,000	7,961
DnB NORBank ASA
5.010% due 01/11/2008		900	899
5.080% due 01/04/2008		2,800	2,799
Freddie Mac
3.000% due 01/02/2008		2,100	2,100
General Electric Capital Corp.
3.750% due 01/02/2008		6,500	6,500
Intesa Funding LLC
5.010% due 01/22/2008		6,300	6,282
Rabobank Financial Co.
4.430% due 01/04/2008		12,000	11,997
Royal Bank of Scotland Group PLC
4.740% due 01/28/2008		6,800	6,777
4.780% due 01/24/2008		1,400	1,396
4.920% due 01/22/2008		300	299
4.940% due 03/20/2008		7,100	7,026
5.000% due 01/18/2008		300	299
5.080% due 01/18/2008		2,400	2,395
Skandinaviska Enskilda Banken AB
4.720% due 02/01/2008		1,600	1,594
4.770% due 03/20/2008		8,500	8,411
4.980% due 01/18/2008		2,100	2,095
5.125% due 01/11/2008		900	899
Societe Generale NY
5.270% due 03/26/2008		20	20
Swedbank AB
4.730% due 02/01/2008		1,400	1,395
4.920% due 01/24/2008		300	299
5.015% due 01/24/2008		5,200	5,184
5.130% due 01/17/2008		2,000	1,996
UBS Finance Delaware LLC
4.000% due 01/02/2008		7,400	7,400
4.690% due 01/28/2008		4,400	4,385
Unicredito Italiano SpA
4.930% due 03/19/2008		8,200	8,115
5.140% due 01/18/2008		3,700	3,692
5.220% due 01/04/2008		1,000	1,000
Westpac Banking Corp.
4.670% due 02/01/2008		2,200	2,191
Westpac Trust Securities NZ Ltd.
4.810% due 01/25/2008		3,500	3,489

			160,921

Repurchase Agreements 1.6%
State Street Bank and Trust Co.
3.900% due 01/02/2008		7,289	7,289
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $7,440. Repurchase proceeds are $7,291.)

U.S. Treasury Bills 0.6%
2.980% due 02/28/2008 - 03/13/2008 (a)(d)		2,855	2,831

Total Short-Term Instruments (Cost $171,107)			171,101

Total Investments 97.0% (Cost $443,007)			$444,387
Written Options (f) (0.0%) (Premiums $189)			(187)
Other Assets and Liabilities (Net) 3.0%			13,948

Net Assets (c) 100.0%			$458,148

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $399 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $2,831 and cash of $1,890 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	226	$595
90-Day Eurodollar June Futures	Long	06/2008	49	74
90-Day Eurodollar March Futures	Long	03/2008	188	362
90-Day Eurodollar March Futures	Long	03/2009	429	1,013
U.S. Treasury 5-Year Note March Futures	Short	03/2008	70	(43)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	294	128
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	774	(196)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	43	20
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	82	22
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	80	30

				$2,005

(e) Swap agreements outstanding on December 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/18/2028	$10,000	$251
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	500	15
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	5,500	130
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2018	53,600	1,005
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	13,800	390
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2015	12,000	186
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	22,300	583

						$2,560

(f) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	6	$4	$4
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	131	110	147
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	6	4	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	131	71	33

				$189	$187

(g) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,669	01/2008	$11	$(3)	$8
Sell		1,042	01/2008	0	(20)	(20)
Buy		1,042	02/2008	20	0	20
Buy	BRL	2,057	03/2008	58	0	58
Buy		1,364	07/2008	16	0	16
Buy	CNY	118	07/2008	0	0	0
Buy	EUR	914	01/2008	0	(2)	(2)
Sell	GBP	1,832	01/2008	46	0	46
Buy	JPY	160,755	02/2008	7	(2)	5
Buy	KRW	1,656,150	05/2008	4	(14)	(10)
Buy	MXN	11,868	03/2008	0	(2)	(2)
Buy		8,270	07/2008	0	(5)	(5)
Buy	PLN	5,393	07/2008	172	0	172
Buy	RUB	27,392	01/2008	31	0	31
Sell		27,392	01/2008	1	0	1
Buy		45,595	11/2008	5	0	5
Buy	SGD	2,687	05/2008	58	0	58

				$429	$(48)	$381

See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.6%
Banking & Finance 8.8%
Allstate Life Global Funding Trusts
5.144% due 01/25/2008	$2,200	$2,200
Bank of America Corp.
5.502% due 10/14/2016	5,000	4,843
CIT Group, Inc.
5.025% due 08/17/2009	6,000	5,572
Citigroup, Inc.
5.024% due 01/30/2009	9,500	9,424
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	2,882
General Electric Capital Corp.
5.095% due 10/26/2009	2,000	1,996
5.171% due 03/04/2008	10,000	10,006
Goldman Sachs Group, Inc.
5.045% due 02/06/2012	5,100	4,953
5.142% due 06/28/2010	2,300	2,264
HSBC Finance Corp.
5.121% due 09/15/2008	15,000	14,996
5.492% due 01/15/2014	5,000	4,748
5.554% due 06/01/2016	3,000	2,766
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,861
JPMorgan Chase Capital
6.550% due 09/29/2036	4,200	3,801
Lehman Brothers Holdings, Inc.
5.241% due 01/23/2009	9,200	9,023
Morgan Stanley
5.006% due 02/09/2009	8,000	7,903
5.659% due 10/18/2016	9,400	8,785
5.722% due 10/15/2015	3,000	2,816
Pricoa Global Funding I
5.164% due 01/25/2008	2,200	2,200
RBS Capital Trust II
6.425% due 12/29/2049	600	543
Textron Financial Corp.
4.600% due 05/03/2010	3,000	3,058
U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,971	6,062
Wells Fargo & Co.
4.944% due 03/23/2010	10,800	10,722
Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,783

		129,207

Industrials 2.4%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,820
Daimler Finance North America LLC
5.541% due 03/13/2009	11,800	11,721
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,270
International Business Machines Corp.
5.700% due 09/14/2017	6,200	6,421
Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,014
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,047
Loews Corp.
5.250% due 03/15/2016	3,000	2,999
Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,524
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	880

		34,696

Utilities 0.4%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,996
GTE Corp.
7.510% due 04/01/2009	100	103

		6,099

Total Corporate Bonds & Notes (Cost $174,685)		170,002

MUNICIPAL BONDS & NOTES 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	297

Total Municipal Bonds & Notes (Cost $268)		297

U.S. GOVERNMENT AGENCIES 55.4%
Fannie Mae
0.000% due 03/25/2009 (c)	140	136
0.000% due 05/15/2030	12,489	4,192
4.250% due 04/25/2037	329	276
4.500% due 10/25/2023 - 09/01/2035	8,180	7,545
4.557% due 07/01/2035	979	978
4.925% due 07/25/2037	2,553	2,458
5.000% due 11/25/2015 - 08/25/2036	19,133	17,732
5.125% due 07/16/2018	500	498
5.196% due 03/18/2031	1,065	1,065
5.380% due 07/01/2033	2,419	2,414
5.465% due 10/25/2017	229	232
5.500% due 09/25/2024 - 12/01/2037	141,926	141,523
5.765% due 04/25/2032	218	221
5.800% due 02/09/2026	15,000	15,506
6.000% due 05/17/2027	1,263	1,303
6.063% due 06/01/2043 - 03/01/2044	2,531	2,533
6.200% due 11/01/2034	579	584
6.210% due 08/06/2038	8,000	9,630
6.250% due 12/25/2013	6	7
6.500% due 11/25/2023 - 07/25/2031	5,951	6,223
6.625% due 11/15/2030	25,000	30,950
6.744% due 04/01/2028	108	110
6.750% due 06/25/2032	5,696	5,881
6.815% due 10/01/2024	113	114
6.900% due 05/25/2023	271	288
6.950% due 07/25/2020	76	81
6.970% due 08/01/2026	19	19
7.000% due 06/25/2022 - 05/18/2027	4,386	4,775
7.079% due 11/01/2023	304	305
7.156% due 05/01/2025	42	43
7.247% due 02/01/2028	22	23
7.416% due 12/01/2027	109	110
7.500% due 07/01/2032	11	12
7.732% due 10/01/2024	2	2
7.800% due 10/25/2022	37	40
9.000% due 08/01/2021 - 06/01/2027	104	114
Farmer Mac
7.282% due 07/25/2011	2,068	2,091
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	20,209
5.050% due 03/28/2019	1,000	1,037
5.125% due 07/09/2029	675	692
5.150% due 03/25/2020	1,000	1,041
5.750% due 12/07/2028	500	553
Federal Home Loan Bank
5.120% due 01/10/2013	6,500	6,501
5.125% due 12/29/2008	45,000	45,510
5.250% due 09/12/2014 - 07/24/2018	31,400	32,497
5.300% due 06/26/2023	2,000	1,981
Federal Housing Administration
6.896% due 07/01/2020	1,500	1,516
7.000% due 11/25/2019	389	393
7.430% due 11/01/2019 - 06/01/2024	847	859
Freddie Mac
0.000% due 12/11/2025	34,600	14,153
4.000% due 11/15/2018	12,632	11,860
4.500% due 12/15/2019 - 07/15/2035	42,371	38,704
4.750% due 01/19/2016	19,400	20,047
5.000% due 03/18/2014 - 09/15/2035	57,757	55,461
5.258% due 02/15/2019	13,205	13,140
5.400% due 03/17/2021	20,000	21,016
5.428% due 01/15/2033	629	631
5.500% due 08/23/2017 - 09/01/2037	58,911	60,129
5.528% due 06/15/2030 - 12/15/2032	866	873
5.550% due 10/25/2023	104	104
5.578% due 06/15/2031	285	288
5.625% due 11/23/2035	21,800	22,376
6.000% due 04/15/2034 - 05/15/2036	89,823	87,883
6.063% due 10/25/2044	10,185	10,210
6.250% due 09/15/2023	4,676	4,813
6.263% due 07/25/2044	2,755	2,755
6.500% due 11/15/2008 (b)	13	0
6.500% due 11/15/2023 - 10/25/2043	2,699	2,828
7.000% due 07/15/2022 - 01/15/2024	813	845
7.000% due 12/15/2023 (b)	28	1
7.112% due 10/01/2026	61	61
7.125% due 05/01/2022	7	7
7.136% due 09/01/2027	82	83
7.146% due 01/01/2028	23	23
7.147% due 01/01/2028	179	181
7.153% due 06/01/2022	8	8
7.460% due 02/01/2028	241	243
7.880% due 12/01/2024	62	63
Ginnie Mae
5.000% due 09/20/2035	26,875	23,331
5.500% due 02/20/2033	1,812	1,822
5.625% due 09/20/2017 - 09/20/2026	618	622
5.899% due 03/20/2031	1,407	1,420
6.000% due 08/20/2033	2,583	2,585
6.125% due 12/20/2017 - 11/20/2027	366	371
6.375% due 02/20/2017 - 05/20/2030	1,773	1,795
6.500% due 03/20/2021 - 05/20/2032	412	418
7.000% due 03/16/2029	455	454
Overseas Private Investment Corp.
4.736% due 03/15/2022	4,180	4,135
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,491
Small Business Administration
5.240% due 08/01/2023	5,708	5,817
Tennessee Valley Authority
5.375% due 04/01/2056	18,000	19,234

Total U.S. Government Agencies (Cost $793,577)		811,084

U.S. TREASURY OBLIGATIONS 15.4%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	14,000	13,947
2.375% due 01/15/2025	11,084	11,640
U.S. Treasury Bonds
4.500% due 02/15/2036	4,400	4,424
6.000% due 02/15/2026	60,500	71,617
8.875% due 02/15/2019	30,000	42,199
U.S. Treasury Notes
4.000% due 08/31/2009	34,000	34,510
4.250% due 08/15/2014	500	517
U.S. Treasury Strips
0.000% due 08/15/2019	5,000	2,981
0.000% due 05/15/2021	30,000	16,224
0.000% due 02/15/2032	22,500	7,583
0.000% due 08/15/2032	22,500	7,414
0.000% due 02/15/2033	38,400	12,371

Total U.S. Treasury Obligations (Cost $216,897)		225,427

MORTGAGE-BACKED SECURITIES 9.7%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	5,107
Banc of America Funding Corp.
4.621% due 02/20/2036	8,878	8,841
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,486	7,417
4.486% due 02/25/2034	1,473	1,454
4.750% due 10/25/2035	10,435	10,368
4.779% due 01/25/2034	558	551
5.396% due 04/25/2033	594	593
5.789% due 02/25/2033	117	119
Bear Stearns Alt-A Trust
5.527% due 09/25/2035	1,711	1,686
Bear Stearns Mortgage Securities, Inc.
6.299% due 06/25/2030	46	47
Countrywide Alternative Loan Trust
5.045% due 05/25/2047	1,732	1,635
5.075% due 05/25/2035	1,645	1,585
5.500% due 10/25/2033	6,313	5,553
Countrywide Home Loan Mortgage Pass-Through Trust
5.155% due 04/25/2035	580	551
5.185% due 03/25/2035	2,990	2,836
5.205% due 06/25/2035	2,290	2,241
6.000% due 10/25/2034	4,996	4,389
CS First Boston Mortgage Securities Corp.
4.918% due 07/25/2033	1,659	1,653
5.415% due 04/25/2033	24	24
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047	1,066	1,045
First Horizon Asset Securities, Inc.
4.402% due 12/25/2033	1,507	1,498
First Republic Mortgage Loan Trust
5.185% due 06/25/2030	310	303
GMAC Mortgage Corp. Loan Trust
4.311% due 06/25/2034	1,393	1,369
GS Mortgage Securities Corp. II
5.342% due 03/06/2020	1,071	1,024
Harborview Mortgage Loan Trust
5.055% due 01/19/2038	1,094	1,082
5.185% due 05/19/2035	1,326	1,255
5.205% due 03/19/2037	1,318	1,238
5.222% due 07/19/2035	2,544	2,520
Impac CMB Trust
5.115% due 10/25/2035	8,698	8,265
5.749% due 09/25/2034	3,019	2,847
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	4,508	4,646
MASTR Asset Securitization Trust
5.500% due 09/25/2033	749	744
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	7,512	7,410
Residential Accredit Loans, Inc.
5.165% due 08/25/2035	1,206	1,139
5.265% due 01/25/2033	229	225
5.265% due 03/25/2033	582	572
6.000% due 06/25/2036	4,971	4,854
Sequoia Mortgage Trust
5.299% due 07/20/2033	1,410	1,376
Structured Adjustable Rate Mortgage Loan Trust
5.085% due 05/25/2037	4,472	4,277
Structured Asset Mortgage Investments, Inc.
4.965% due 09/25/2047	379	376
5.075% due 04/25/2036	7,562	7,179
5.085% due 05/25/2036	402	380
5.385% due 10/19/2033	332	327
Structured Asset Securities Corp.
4.975% due 04/25/2036	1,600	1,579
7.143% due 01/25/2032	4	4
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036	607	600
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021	839	826
Washington Mutual, Inc.
5.095% due 04/25/2045	1,077	1,017
5.125% due 11/25/2045	95	90
5.155% due 10/25/2045	1,915	1,801
5.175% due 01/25/2045	2,026	1,919
5.405% due 12/25/2027	1,550	1,483
5.598% due 12/25/2046	1,545	1,455
5.788% due 02/25/2046	2,684	2,613
5.788% due 08/25/2046	7,451	7,314
5.883% due 08/25/2046	974	941
6.059% due 05/25/2041	282	282
6.188% due 06/25/2042	161	153
6.188% due 08/25/2042	78	76
Wells Fargo Mortgage-Backed Securities Trust
5.102% due 03/25/2036	7,218	7,214

Total Mortgage-Backed Securities (Cost $144,876)		141,968

ASSET-BACKED SECURITIES 5.8%
Accredited Mortgage Loan Trust
4.915% due 02/25/2037	1,401	1,317
ACE Securities Corp.
4.915% due 07/25/2036	1,264	1,244
4.945% due 02/25/2036	208	207
4.945% due 10/25/2036	878	854
American Express Credit Account Master Trust
5.138% due 09/15/2010	1,100	1,100
Ameriquest Mortgage Securities, Inc.
5.005% due 03/25/2036	1,277	1,267
Amortizing Residential Collateral Trust
5.155% due 07/25/2032	23	22
Argent Securities, Inc.
4.905% due 06/25/2036	232	231
4.915% due 09/25/2036	1,154	1,137
4.915% due 10/25/2036	1,930	1,894
Asset-Backed Securities Corp. Home Equity
4.925% due 07/25/2036	622	613
4.975% due 05/25/2036	2,621	2,598
Bank One Issuance Trust
5.138% due 12/15/2010	2,000	2,001
Bear Stearns Asset-Backed Securities Trust
5.065% due 09/25/2034	305	304
5.135% due 09/25/2035	220	220
5.195% due 10/25/2032	329	322
5.365% due 11/25/2042	2,186	2,170
Carrington Mortgage Loan Trust
4.905% due 05/25/2036	396	392
4.930% due 07/25/2036	136	136
5.103% due 10/25/2035	1,102	1,023
Chase Credit Card Master Trust
5.198% due 09/15/2011	3,900	3,899
Chase Funding Mortgage Loan Asset-Backed Certificates
5.365% due 10/25/2031	94	93
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033	60	55
Citigroup Mortgage Loan Trust, Inc.
4.935% due 08/25/2036	443	440
Countrywide Asset-Backed Certificates
4.895% due 01/25/2046	1,716	1,694
4.915% due 01/25/2037	219	216
4.915% due 03/25/2037	2,686	2,622
4.975% due 10/25/2046	480	469
5.025% due 02/25/2036	499	484
5.025% due 11/25/2036	441	435
5.075% due 10/25/2035	170	169
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036	430	415
4.955% due 12/25/2037	1,011	987
CS First Boston Mortgage Securities Corp.
5.115% due 01/25/2043	403	403
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036	1,063	1,020
4.915% due 03/25/2037	4,010	3,873
First USA Credit Card Master Trust
5.156% due 04/18/2011	5,800	5,803
Fremont Home Loan Trust
4.925% due 01/25/2037	1,420	1,385
GSAMP Trust
4.985% due 12/25/2035	271	269
GSR Mortgage Loan Trust
4.965% due 11/25/2030	202	201
GSRPM Mortgage Loan Trust
4.985% due 03/25/2035	481	467
Home Equity Mortgage Trust
5.045% due 05/25/2036	10,892	9,456
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036	9,556	9,207
Indymac Residential Asset-Backed Trust
5.015% due 03/25/2036	7,000	6,844
LA Arena Funding LLC
7.656% due 12/15/2026	86	90
Long Beach Mortgage Loan Trust
4.925% due 10/25/2036	1,211	1,183
4.925% due 05/25/2046	264	264
MASTR Asset-Backed Securities Trust
4.925% due 10/25/2036	370	368
Merrill Lynch Mortgage Investors, Inc.
4.925% due 03/25/2037	6	6
Morgan Stanley ABS Capital I
4.965% due 04/25/2036	2,000	1,965
Nelnet Student Loan Trust
5.182% due 09/25/2012	883	883
NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	14
Residential Asset Securities Corp.
4.935% due 07/25/2036	1,175	1,166
4.935% due 11/25/2036	839	818
SACO I, Inc.
5.245% due 11/25/2035	2,351	2,255
Soundview Home Equity Loan Trust
4.915% due 10/25/2036	385	378
4.925% due 11/25/2036	1,249	1,234
5.005% due 02/25/2036	2,404	2,391
Structured Asset Securities Corp.
4.915% due 10/25/2036	1,213	1,192
Washington Mutual Asset-Backed Certificates
4.925% due 10/25/2036	1,511	1,458

Total Asset-Backed Securities (Cost $90,380)		85,623

SHORT-TERM INSTRUMENTS 5.7%
Commercial Paper 0.4%
Freddie Mac
3.000% due 01/02/2008	5,800	5,800

Repurchase Agreements 4.4%
Deutsche Bank AG
6.000% due 01/02/2008 (f)	44,000	44,000

(Dated 12/31/2007. Collateralized by Citigroup/Deutsche Bank Commercial Mortgage Trust 5.398% due 12/11/2049 valued at $28,424 and Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/2046 valued at $15,860. Repurchase proceeds are $44,015.)

Fixed Income Clearing Corp.
2.250% due 01/02/2008	15,000	15,000
(Dated 12/31/2007. Collateralized by Freddie Mac 4.875% due 02/09/2010 valued at $15,301. Repurchase proceeds are $15,002.)
3.900% due 01/02/2008	6,023	6,023
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 2.750% due 03/14/2008 valued at $6,146. Repurchase proceeds are $6,024.)

		65,023

U.S. Treasury Bills 0.9%
2.953% due 02/28/2008 - 03/13/2008 (d)(g)(h)(j)	12,565	12,448

Total Short-Term Instruments (Cost $83,315)		83,271

Purchased Options (l) 0.3% (Cost $712)		3,772
Total Investments 103.9% (Cost $1,504,710)		$1,521,444
Written Options (m) (0.2%) (Premiums $2,084)		(3,391)
Other Assets and Liabilities (Net) (3.7%)		(53,487)

Net Assets (i) 100.0%		$1,464,566

Note to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at December 31, 2007.

(g) Securities with an aggregate market value of $7,430 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(h) Securities with an aggregate market value of $1,327 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(i) As of December 31, 2007, portfolio securities with an aggregate value of $9,008 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(j) Securities with an aggregate market value of $3,691 and cash of $5,235 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	259	$800
90-Day Eurodollar June Futures	Long	06/2008	544	(34)
90-Day Eurodollar March Futures	Long	03/2008	1,581	3,846
90-Day Eurodollar March Futures	Long	03/2009	2,830	6,653
90-Day Eurodollar March Futures	Short	03/2010	25	(15)
90-Day Eurodollar September Futures	Long	09/2008	541	(42)
U.S. Treasury 5-Year Note March Futures	Long	03/2008	260	31
U.S. Treasury 10-Year Note March Futures	Short	03/2008	554	(150)
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	1,614	(1,801)

				$9,288

(k) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	$5,000	$1,908
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	3,000	36
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011	4,000	(2)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	3,000	23
Bear Stearns & Co., Inc.	Textron Financial Corp. 4.600% due 05/03/2010	Buy	(0.110%)	06/20/2010	3,000	9
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	5,000	251
Credit Suisse USA, Inc.	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	2,800	6
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	2,900	48
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015	5,000	147
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011	2,350	26
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	6,000	(5)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	5,000	191
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	5,000	145
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	1,500	10
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012	900	0
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	2,000	21
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	4,400	175
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	3,000	122

						$3,111

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	$15,400	$363
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	13,400	3
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	75,000	6,580
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	24,500	183
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	41,000	1,159
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	264,200	2,887
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	81,000	2,117

						$13,292

(l) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	03/17/2008	37	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$38,600	$195	$801
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	38,700	138	803
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	91,500	379	2,168

							$712	$3,772

(m) Written options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$134
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	9
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,700	196	609
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	279
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	19
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	134
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,800	138	612
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	30,500	358	1,440
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	113
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	33

							$2,084	$3,391

(n) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	6.000%	01/01/2038	$36,120	$36,707	$36,679
U.S. Treasury Bonds	7.250%	08/15/2022	3,400	4,467	4,524

				$41,174	$41,203

(2)	Market value includes $109 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Low Duration Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.9%
Daimler Finance North America LLC
9.000% due 08/03/2012		$48,000	$46,276
Idearc, Inc.
6.830% due 11/17/2014		36,851	35,157
SLM Corp.
0.000% due 02/16/2008		21,200	21,124

Total Bank Loan Obligations (Cost $103,730)			102,557

CORPORATE BONDS & NOTES 18.0%
Banking & Finance 15.1%
American Express Bank FSB
5.009% due 10/20/2009		23,800	23,705
American Express Centurion Bank
5.250% due 05/07/2008		21,000	20,982
American Express Credit Corp.
5.302% due 11/09/2009		32,600	32,063
American Honda Finance Corp.
4.868% due 08/05/2008		18,670	18,663
ANZ National International Ltd.
4.938% due 08/07/2009		5,700	5,686
Bank of America Corp.
4.852% due 09/25/2009		61,900	61,777
4.875% due 11/06/2009		3,200	3,190
Bank of America N.A.
5.132% due 06/12/2009		12,000	11,977
Bank of Ireland
4.951% due 12/19/2008		4,100	4,098
Bear Stearns Cos., Inc.
4.920% due 03/30/2009		20,800	20,279
5.025% due 05/18/2010		64,800	61,273
5.072% due 08/21/2009		9,200	8,863
5.222% due 01/09/2008		1,300	1,300
Calabash Re II Ltd.
13.391% due 01/08/2010		6,500	6,713
14.591% due 01/08/2010		8,750	9,365
15.891% due 01/08/2010		4,500	4,718
Caterpillar Financial Services Corp.
5.081% due 10/28/2008		1,800	1,791
CIT Group, Inc.
5.025% due 08/17/2009		27,200	25,261
5.091% due 12/19/2008		31,200	29,457
5.225% due 05/23/2008		9,200	9,073
Citigroup Funding, Inc.
4.858% due 06/26/2009		17,975	17,706
4.896% due 04/23/2009		76,520	76,084
5.136% due 12/08/2008		23,100	22,915
Citigroup, Inc.
4.872% due 12/28/2009		22,100	21,708
4.944% due 05/02/2008		33,000	32,992
5.100% due 09/29/2011		1,500	1,510
Credit Agricole S.A.
5.053% due 05/28/2009		17,600	17,614
5.103% due 05/28/2010		24,400	24,409
DnB NORBank ASA
5.312% due 10/13/2009		18,900	18,917
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		8,300	6,764
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		11,200	10,633
7.250% due 10/25/2011		500	433
7.375% due 10/28/2009		13,000	12,241
General Electric Capital Corp.
5.031% due 03/16/2009		10,000	9,999
5.162% due 03/12/2010		35,400	35,209
5.171% due 03/04/2008		2,400	2,401
5.250% due 01/20/2010		39,800	39,350
5.284% due 01/05/2009		24,400	24,378
5.303% due 10/06/2010		12,200	12,103
General Motors Acceptance Corp.
7.430% due 12/01/2021		93	94
GMAC LLC
5.625% due 05/15/2009		30,439	28,727
6.000% due 12/15/2011		3,500	2,938
Goldman Sachs Group, Inc.
4.880% due 03/30/2009		20,800	20,719
4.969% due 11/10/2008		31,800	31,735
4.974% due 12/22/2008		36,400	36,306
4.974% due 06/23/2009		14,200	13,977
5.111% due 07/29/2008		21,600	21,574
5.481% due 07/23/2009		600	600
HSBC Bank USA N.A.
5.286% due 06/10/2009		9,200	9,168
HSBC Capital Funding LP
9.547% due 12/29/2049		20,046	21,946
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	1,019
HSBC Finance Corp.
5.121% due 09/15/2008		16,600	16,595
8.000% due 07/15/2010		12,000	12,798
ICICI Bank Ltd.
5.788% due 01/12/2010		32,200	31,800
John Deere Capital Corp.
4.500% due 08/25/2008		900	898
Lehman Brothers Holdings, Inc.
5.082% due 08/21/2009		43,100	41,899
5.129% due 11/10/2009		15,000	14,569
5.170% due 05/25/2010		1,400	1,347
5.270% due 10/22/2008		29,970	29,759
5.320% due 04/03/2009		10,900	10,663
Longpoint Re Ltd.
10.241% due 05/08/2010		8,500	8,725
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009		23,000	22,517
5.191% due 10/23/2008		25,500	25,161
5.211% due 12/04/2009		21,000	20,368
5.284% due 07/25/2011		32,700	30,488
Morgan Stanley
4.972% due 11/21/2008		16,460	16,343
5.006% due 02/09/2009		30,000	29,637
5.332% due 01/15/2010		30,900	30,569
5.334% due 01/18/2008		14,500	14,497
Mystic Re Ltd.
11.381% due 12/05/2008		26,900	27,227
15.081% due 06/07/2011		8,500	8,956
National Australia Bank Ltd.
5.181% due 09/11/2009		23,500	23,485
Osiris Capital PLC
8.092% due 01/15/2010		11,000	11,021
Phoenix Quake Ltd.
7.680% due 07/03/2008		6,500	6,515
Phoenix Quake Wind I Ltd.
7.680% due 07/03/2008		6,400	6,406
Phoenix Quake Wind II Ltd.
8.730% due 07/03/2008		3,000	2,928
Pricoa Global Funding I
5.184% due 03/03/2009		22,000	21,985
5.212% due 09/12/2008		10,000	10,001
Residential Reinsurance 2007 Ltd.
15.374% due 06/07/2010		2,800	2,919
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		49,100	49,091
9.118% due 03/31/2049		37,207	39,796
Santander U.S. Debt S.A. Unipersonal
4.925% due 02/06/2009		200	199
5.151% due 11/20/2008		4,700	4,680
SLM Corp.
5.224% due 07/27/2009		16,200	15,245
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		9,945	10,078
VTB Capital S.A.
5.494% due 08/01/2008		20,500	20,321
Wachovia Bank N.A.
4.924% due 03/23/2009		17,850	17,814
5.200% due 10/03/2008		21,300	21,260
Wachovia Corp.
5.034% due 10/28/2008		21,900	21,847
5.174% due 12/01/2009		25,600	25,393
Westpac Banking Corp.
5.212% due 06/06/2008		13,300	13,294

			1,655,497

Industrials 1.7%
Altria Group, Inc.
7.650% due 07/01/2008		7,500	7,622
Cisco Systems, Inc.
5.095% due 02/20/2009		2,400	2,398
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		7,000	7,589
Daimler Finance North America LLC
4.050% due 06/04/2008		80	80
5.328% due 08/03/2009		23,000	22,852
5.461% due 03/13/2009		28,600	28,449
El Paso Corp.
7.625% due 09/01/2008		1,075	1,093
General Mills, Inc.
5.310% due 01/22/2010		17,700	17,590
Pemex Project Funding Master Trust
9.375% due 12/02/2008		4,492	4,666
Time Warner, Inc.
5.109% due 11/13/2009		17,400	16,979
Transocean, Inc.
5.341% due 09/05/2008		23,000	22,889
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		47,000	47,017

			179,224

Utilities 1.2%
AT&T, Inc.
4.978% due 02/05/2010		11,700	11,601
BellSouth Corp.
4.969% due 08/15/2008		38,950	38,894
Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	4,924
Southern California Edison Co.
4.994% due 02/02/2009		20,470	20,446
Telecom Italia Capital S.A.
5.819% due 07/18/2011		24,000	23,538
Telefonica Emisones SAU
5.226% due 06/19/2009		33,000	32,769

			132,172

Total Corporate Bonds & Notes (Cost $1,991,425)			1,966,893

COMMODITY INDEX-LINKED NOTES 0.3%
Goldman Sachs Commodity Index Total Return 0.3%
Morgan Stanley
4.805% due 07/07/2008		28,000	28,053

Total Commodity Index-Linked Notes (Cost $28,000)			28,053

U.S. GOVERNMENT AGENCIES 29.7%
Fannie Mae
0.950% due 03/25/2009 (b)		280	1
4.000% due 05/01/2011		230	227
4.250% due 05/25/2033		9,862	9,648
4.382% due 03/01/2035		7,698	7,783
4.469% due 04/01/2034		2,626	2,628
4.500% due 06/01/2011 - 08/01/2035		4,857	4,832
4.516% due 09/01/2035		12,187	12,145
4.639% due 07/01/2035		12,410	12,315
4.645% due 07/01/2035		14,875	14,800
4.653% due 05/01/2035		10,402	10,338
4.678% due 01/01/2035		16,617	16,560
4.718% due 03/01/2035		1,896	1,904
4.745% due 03/01/2035		20,562	20,584
4.915% due 10/01/2035		7,956	7,977
4.925% due 12/25/2036		11,058	10,866
5.000% due 12/01/2013 - 12/01/2037		1,224,807	1,225,783
5.019% due 06/01/2035		4,425	4,437
5.215% due 03/25/2044		931	922
5.265% due 05/25/2031 - 06/25/2032		3,257	3,243
5.429% due 09/01/2032		2,266	2,279
5.465% due 05/25/2030		761	761
5.475% due 04/25/2022		17	18
5.498% due 11/01/2017		38	37
5.500% due 10/01/2008 - 01/01/2038		291,053	291,912
5.515% due 05/25/2030		761	761
5.600% due 08/01/2017		7	7
5.609% due 07/01/2018 - 02/01/2028		145	146
5.610% due 12/01/2017		26	26
5.630% due 06/01/2017		18	18
5.733% due 04/01/2018		1,066	1,075
6.000% due 03/01/2009 - 12/01/2037		196,155	199,857
6.063% due 07/01/2042 - 07/01/2044		16,543	16,556
6.113% due 09/01/2041		23,686	23,631
6.214% due 01/01/2021		36	35
6.246% due 08/01/2029		1,023	1,041
6.253% due 07/25/2017		553	564
6.263% due 10/01/2030 - 11/01/2039		2,009	2,025
6.295% due 11/01/2018		4	4
6.426% due 11/01/2017		66	66
6.494% due 07/01/2017		59	59
6.500% due 03/25/2009 (b)		65	2
6.500% due 08/01/2029 - 12/25/2042		153,652	158,896
6.650% due 01/01/2024		11	11
6.961% due 11/01/2027		112	114
7.000% due 01/01/2008 - 01/01/2032		1,736	1,744
7.101% due 04/01/2024		237	241
7.164% due 06/01/2022		8	8
7.247% due 02/01/2028		301	304
7.326% due 01/01/2024		189	192
7.446% due 07/01/2023		92	94
7.500% due 02/01/2013		4	4
7.572% due 10/01/2024		250	253
8.000% due 02/01/2030 - 11/01/2031		3,368	3,596
8.500% due 02/01/2017 - 04/01/2025		160	172
8.800% due 01/25/2019		103	113
9.000% due 03/25/2021 - 01/01/2025		369	412
9.250% due 10/25/2018		6	7
9.500% due 03/25/2020 - 11/01/2025		827	908
10.000% due 10/01/2009 - 05/01/2022		37	38
10.500% due 07/01/2014 - 07/01/2021		3	4
11.000% due 11/01/2020		4	5
11.250% due 10/01/2015		7	8
11.500% due 11/01/2019 - 02/01/2020		3	3
11.750% due 02/01/2016		10	12
13.000% due 07/01/2015		3	3
13.250% due 09/01/2011		2	2
15.500% due 10/01/2012 - 12/01/2012		1	1
15.750% due 12/01/2011		2	3
16.000% due 09/01/2012 - 12/01/2012		2	2
Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025		4,951	5,018
Freddie Mac
3.000% due 02/15/2023		513	512
4.000% due 09/15/2015		214	212
4.000% due 01/15/2024 (b)		4,022	486
4.458% due 03/01/2035		6,248	6,089
4.500% due 02/15/2015 - 06/01/2018		51,256	51,325
4.601% due 04/01/2035		13,341	13,162
4.630% due 04/01/2035		10,212	10,118
4.704% due 06/01/2035		55,223	55,416
4.706% due 08/01/2035		93,722	93,492
4.727% due 03/01/2035		10,598	10,562
4.777% due 08/01/2035		21,588	21,669
4.883% due 04/01/2035		2,750	2,741
4.910% due 07/01/2035		24,310	24,273
4.960% due 03/01/2035		2,586	2,584
5.000% due 04/01/2013 - 07/15/2024		72,949	73,113
5.053% due 04/01/2035		4,949	4,994
5.125% due 08/25/2031		4,728	4,733
5.145% due 09/25/2031		8,024	8,025
5.178% due 07/15/2019 - 10/15/2020		324,513	323,266
5.258% due 02/15/2019		113,958	113,399
5.328% due 05/15/2036		17,408	17,366
5.378% due 12/15/2030		14,882	14,877
5.428% due 06/15/2018		4,878	4,887
5.478% due 11/15/2030		12	12
5.500% due 02/15/2014 - 11/01/2037		112,005	112,196
5.778% due 08/15/2032		867	864
6.000% due 03/01/2011 - 08/01/2037		56,014	56,994
6.012% due 10/15/2020		64	64
6.062% due 03/15/2021		37	37
6.263% due 07/25/2044		935	935
6.500% due 01/01/2017 - 07/25/2043		64,296	66,385
6.602% due 02/01/2020		332	336
7.000% due 01/01/2030 - 04/01/2032		83	87
7.065% due 07/01/2018		57	58
7.097% due 10/01/2027		35	35
7.149% due 11/01/2022		284	288
7.214% due 06/01/2024		75	77
7.240% due 01/01/2024		101	102
7.250% due 02/01/2023		1	1
7.262% due 12/01/2022		46	47
7.265% due 10/01/2023		133	134
7.287% due 09/01/2023		21	22
7.335% due 03/01/2024		1	1
7.336% due 11/01/2023		46	47
7.462% due 01/01/2024		128	131
7.500% due 07/15/2030		643	648
8.000% due 01/01/2012 - 12/01/2024		407	429
8.500% due 06/01/2009 - 11/01/2025		895	963
9.000% due 12/15/2020 - 08/01/2022		340	354
9.500% due 03/01/2010 - 09/01/2021		111	119
9.750% due 11/01/2008		8	8
10.000% due 03/01/2016 - 05/15/2020		54	59
10.500% due 10/01/2010 - 02/01/2016		2	2
10.750% due 09/01/2009 - 08/01/2011		10	10
11.500% due 10/01/2015 - 01/01/2016		2	3
14.000% due 09/01/2012 - 04/01/2016		1	2
15.000% due 08/01/2011 - 12/01/2011		1	1
Ginnie Mae
5.578% due 12/16/2025		168	169
5.625% due 08/20/2022 - 07/20/2030		4,442	4,467
6.000% due 01/15/2029 - 06/15/2037		6,861	6,953
6.125% due 10/20/2023 - 12/20/2027		3,241	3,281
6.375% due 04/20/2016 - 05/20/2030		7,311	7,411
6.500% due 03/20/2019 - 05/15/2034		317	323
7.000% due 03/15/2011 - 10/15/2011		17	18
7.500% due 03/15/2022 - 09/15/2031		287	306
8.000% due 05/15/2016 - 06/20/2031		2,454	2,636
8.500% due 12/15/2021 - 08/15/2030		72	78
9.000% due 03/15/2017 - 11/15/2030		287	313
9.500% due 10/15/2016 - 06/15/2025		27	29
9.750% due 08/15/2017		21	24
10.000% due 10/15/2013 - 11/15/2020		6	7
10.500% due 11/15/2019 - 02/15/2021		1	1
11.000% due 09/15/2010		1	1
11.500% due 08/15/2018		4	5
11.750% due 08/15/2013		4	4
12.000% due 06/20/2015		1	1
13.000% due 10/15/2013		4	4
13.500% due 11/15/2012		5	5
16.000% due 02/15/2012		6	7
Small Business Administration
7.640% due 03/10/2010		164	170
Vendee Mortgage Trust
6.500% due 05/15/2029		42,841	45,271

Total U.S. Government Agencies (Cost $3,243,113)			3,250,277

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011		23,999	25,022

Total U.S. Treasury Obligations (Cost $24,758)			25,022

MORTGAGE-BACKED SECURITIES 15.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		54,788	53,836
4.390% due 02/25/2045		15,201	14,594
4.440% due 02/25/2045		51,355	50,099
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		6,113	6,108
Banc of America Funding Corp.
4.111% due 05/25/2035		267,101	263,823
Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033		632	630
6.500% due 10/25/2031		7,996	8,116
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		58,737	57,899
4.750% due 10/25/2035		170,609	169,510
4.779% due 01/25/2034		16,362	16,157
5.037% due 04/25/2033		10,196	10,214
5.437% due 04/25/2033		25,581	25,543
5.608% due 02/25/2033		2,175	2,166
5.789% due 02/25/2033		2,153	2,185
6.267% due 11/25/2030		150	150
Bear Stearns Alt-A Trust
5.231% due 03/25/2035		32,906	32,472
5.368% due 05/25/2035		34,052	33,663
5.527% due 09/25/2035		8,154	8,035
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		34,868	34,646
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		2,258	2,235
5.684% due 01/26/2036		18,299	18,137
Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019		9	9
Countrywide Alternative Loan Trust
5.045% due 05/25/2047		13,852	13,081
5.145% due 02/25/2037		14,368	13,584
6.500% due 06/25/2033		2,156	2,163
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		31,948	31,783
4.801% due 11/25/2034		17,562	17,443
5.155% due 04/25/2035		5,090	4,817
5.250% due 02/20/2036		30,169	29,491
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		14,767	14,724
5.758% due 03/25/2032		3,356	3,241
6.700% due 06/25/2032		64	64
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.945% due 03/25/2037		11,297	11,190
DLJ Acceptance Trust
11.000% due 08/01/2019		76	80
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		185	190
Drexel Burnham Lambert CMO Trust
5.975% due 05/01/2016		3	3
First Horizon Alternative Mortgage Securities
4.728% due 06/25/2034		20,227	20,040
First Horizon Asset Securities, Inc.
4.737% due 07/25/2033		10,067	10,017
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		19,131	18,738
4.945% due 01/25/2047		20,088	19,702
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		11,137	10,651
GSR Mortgage Loan Trust
4.539% due 09/25/2035		99,260	98,521
4.644% due 09/25/2035		13,461	13,426
6.000% due 03/25/2032		1,277	1,263
Harborview Mortgage Loan Trust
5.148% due 07/19/2035		14,858	14,685
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		10,606	10,409
Imperial Savings Association
6.503% due 02/25/2018		39	39
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		12,163	11,861
JPMorgan Mortgage Trust
5.023% due 02/25/2035		24,228	23,752
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		19,624	19,607
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		4,428	4,421
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		28,802	28,512
MASTR Asset Securitization Trust
5.500% due 09/25/2033		26,111	25,918
Mellon Residential Funding Corp.
5.508% due 06/15/2030		22,981	22,697
Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033		22,654	22,471
4.488% due 02/25/2035		33,081	32,792
5.075% due 02/25/2036		15,211	14,649
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		15,787	15,474
5.115% due 11/25/2035		3,280	3,171
Morgan Stanley Capital I
5.088% due 10/15/2020		8,827	8,631
Nationslink Funding Corp.
5.592% due 11/10/2030		166	166
Prime Mortgage Trust
5.265% due 02/25/2019		1,461	1,460
5.265% due 02/25/2034		7,229	7,081
Prudential-Bache CMO Trust
8.400% due 03/20/2021		231	231
RAAC Series 2005-SP1
5.000% due 09/25/2034		2,071	2,059
Resecuritization Mortgage Trust
5.115% due 04/26/2021		35	35
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030		21	21
Sears Mortgage Securities
12.000% due 02/25/2014		8	8
Structured Asset Mortgage Investments, Inc.
5.145% due 02/25/2036		7,341	6,981
5.215% due 07/19/2035		7,521	7,142
5.295% due 09/19/2032		7,259	7,060
9.474% due 06/25/2029		664	721
Structured Asset Securities Corp.
6.150% due 07/25/2032		178	177
7.143% due 01/25/2032		172	172
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		17,416	17,023
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		32,774	31,390
5.118% due 09/15/2021		16,634	16,383
Washington Mutual, Inc.
4.229% due 03/25/2034		6,488	6,419
5.155% due 10/25/2045		6,817	6,411
5.175% due 01/25/2045		456	432
5.483% due 02/27/2034		12,527	12,271
5.518% due 01/25/2047		10,942	10,299
5.598% due 12/25/2046		48,668	45,838
5.988% due 11/25/2042		2,898	2,809
6.188% due 06/25/2042		5,943	5,665
6.188% due 08/25/2042		3,870	3,725
6.288% due 09/25/2046		18,239	17,840
Washington Mutual MSC Mortgage Pass-Through Certificates
5.967% due 02/25/2033		183	182
7.147% due 02/25/2033		374	373
Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033		6,978	6,713
4.950% due 03/25/2036		33,923	33,564
5.387% due 08/25/2035		8,316	8,258

Total Mortgage-Backed Securities (Cost $1,678,197)			1,662,437

ASSET-BACKED SECURITIES 4.6%
ACE Securities Corp.
4.915% due 12/25/2036		6,609	6,419
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		744	727
Argent Securities, Inc.
4.915% due 09/25/2036		7,235	7,130
Asset-Backed Funding Certificates
4.925% due 01/25/2037		11,253	11,080
Asset-Backed Securities Corp. Home Equity
5.548% due 06/15/2031		7	7
Bear Stearns Asset-Backed Securities Trust
4.945% due 10/25/2036		7,966	7,872
5.065% due 09/25/2034		1,415	1,412
5.315% due 03/25/2043		6,049	6,010
5.865% due 10/25/2037		36,481	35,079
Carrington Mortgage Loan Trust
5.103% due 10/25/2035		21,706	20,145
Chase Funding Mortgage Loan Asset-Backed Certificates
5.505% due 11/25/2031		1,778	1,773
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033		1,217	1,125
Community Program Loan Trust
4.500% due 10/01/2018		4,425	4,398
Countrywide Asset-Backed Certificates
4.915% due 05/25/2037		12,310	11,994
4.915% due 12/25/2046		6,000	5,922
4.915% due 03/25/2047		14,098	13,872
Credit-Based Asset Servicing & Securitization LLC
4.955% due 12/25/2037		3,430	3,347
Equity One Asset-Backed Securities, Inc.
5.145% due 11/25/2032		10,801	10,618
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036		39,144	37,560
4.915% due 12/25/2036		3,643	3,558
Ford Credit Auto Owner Trust
5.292% due 10/15/2008		23,892	23,929
Fremont Home Loan Trust
4.925% due 01/25/2037		11,501	11,215
4.965% due 05/25/2036		15,035	14,781
GSAMP Trust
4.935% due 12/25/2036		18,998	18,489
HFC Home Equity Loan Asset-Backed Certificates
5.239% due 01/20/2034		18,163	17,748
5.299% due 09/20/2033		7,931	7,737
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		10,140	9,769
Indymac Residential Asset-Backed Trust
4.925% due 04/25/2037		10,926	10,692
JPMorgan Mortgage Acquisition Corp.
4.915% due 08/25/2036		7,978	7,843
Lehman XS Trust
4.935% due 05/25/2046		5,253	5,214
Long Beach Mortgage Loan Trust
4.955% due 01/25/2046		2,466	2,459
5.145% due 10/25/2034		589	567
MASTR Asset-Backed Securities Trust
4.905% due 08/25/2036		10,204	9,991
MBNA Credit Card Master Note Trust
5.148% due 08/16/2010		24,200	24,208
Morgan Stanley ABS Capital I
4.905% due 10/25/2036		7,488	7,387
4.905% due 01/25/2037		15,554	15,217
4.915% due 10/25/2036		6,908	6,602
Nelnet Student Loan Trust
5.182% due 09/25/2012		756	755
Option One Mortgage Loan Trust
4.915% due 01/25/2037		17,194	16,920
Renaissance Home Equity Loan Trust
5.215% due 08/25/2032		91	86
Residential Asset Mortgage Products, Inc.
4.965% due 09/25/2045		5,781	5,736
Residential Asset Securities Corp.
4.905% due 08/25/2036		7,912	7,815
4.935% due 11/25/2036		16,888	16,502
5.325% due 06/25/2031		4	4
Securitized Asset-Backed Receivables LLC Trust
4.925% due 12/25/2036		26,671	25,050
Specialty Underwriting & Residential Finance
4.925% due 01/25/2038		10,416	10,145
Structured Asset Securities Corp.
4.915% due 10/25/2036		18,387	18,065
4.930% due 01/25/2035		870	865
5.155% due 01/25/2033		754	741
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		10,744	10,551
WMC Mortgage Loan Pass-Through Certificates
5.708% due 05/15/2030		231	230

Total Asset-Backed Securities (Cost $509,651)			497,361

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.295% due 11/22/2012		2,200	2,192

Total Sovereign Issues (Cost $2,200)			2,192

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	11,619

Total Foreign Currency-Denominated Issues (Cost $10,928)			11,619

		Shares
PREFERRED STOCKS 1.0%
DG Funding Trust
6.979% due 12/31/2049		10,229	108,204
Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,370

Total Preferred Stocks (Cost $113,682)			109,574

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 28.3%
Certificates of Deposit 2.3%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$13,900	13,904
Bank of Ireland
5.282% due 01/15/2010		5,000	5,009
Calyon Financial, Inc.
5.204% due 01/16/2009		37,700	37,645
Dexia S.A.
4.759% due 09/29/2008		21,800	21,807
Fortis Bank NY
4.745% due 04/28/2008		7,400	7,398
4.767% due 06/30/2008		15,400	15,387
HSBC Bank USA N.A.
5.426% due 07/28/2008		22,400	22,427
Nordea Bank Finland PLC
4.991% due 05/28/2008		16,800	16,805
5.230% due 04/09/2009		42,600	42,561
Skandinaviska Enskilda Banken AB
4.611% due 02/04/2008		61,200	61,197
4.869% due 02/13/2009		11,000	10,990

			255,130

Commercial Paper 20.6%
ABN AMRO N.A. Finance
4.850% due 03/10/2008		63,843	63,266
5.000% due 01/15/2008		100	100
5.080% due 01/10/2008		800	799
5.090% due 01/09/2008		6,100	6,094
ANZ National International Ltd.
5.085% due 01/02/2008		50,700	50,700
Bank of America Corp.
4.695% due 01/28/2008		60,400	60,195
4.735% due 03/20/2008		14,100	13,953
4.950% due 01/24/2008		10,400	10,369
5.000% due 02/12/2008		56,600	56,278
Barclays U.S. Funding Corp.
4.680% due 03/03/2008		30,000	29,758
4.820% due 02/06/2008		6,000	5,972
4.925% due 01/24/2008		51,000	50,847
5.085% due 03/14/2008		14,800	14,658
5.090% due 01/15/2008		53,300	53,202
5.100% due 01/25/2008		121,600	121,204
5.160% due 01/03/2008		19,200	19,197
Calyon Financial, Inc.
4.680% due 01/23/2008		2,700	2,693
4.760% due 02/21/2008		19,200	19,073
4.770% due 01/18/2008		30,500	30,435
5.010% due 01/18/2008		48,200	48,093
5.050% due 01/28/2008		2,100	2,092
CBA (de) Finance
4.590% due 02/27/2008		500	496
Citibank N.A.
5.700% due 01/30/2008		11,500	11,449
5.900% due 01/25/2008		125,100	124,628
5.940% due 02/04/2008		270,300	268,828
Danske Corp.
4.970% due 01/22/2008		23,700	23,635
DnB NORBank ASA
4.900% due 01/04/2008		17,600	17,595
4.900% due 01/16/2008		6,900	6,887
ForeningsSparbanken AB
5.070% due 01/10/2008		5,000	4,994
5.080% due 01/10/2008		6,000	5,993
Fortis Funding LLC
4.000% due 01/02/2008		23,800	23,800
Freddie Mac
3.000% due 01/02/2008		23,100	23,100
General Electric Capital Corp.
3.750% due 01/02/2008		36,200	36,200
Intesa Funding LLC
4.780% due 01/02/2008		3,000	3,000
Lloyds TSB Bank PLC
4.390% due 01/16/2008		41,700	41,634
4.610% due 02/06/2008		9,600	9,557
4.980% due 01/02/2008		45,100	45,100
National Australia Bank Ltd.
4.710% due 01/11/2008		25,000	24,971
Nordea N.A., Inc.
4.500% due 01/07/2008		300	300
4.720% due 02/08/2008		31,800	31,646
5.130% due 01/07/2008		3,400	3,398
5.140% due 01/07/2008		24,300	24,283
Rabobank Financial Co.
3.980% due 01/02/2008		10,100	10,100
3.990% due 01/02/2008		1,200	1,200
Royal Bank of Scotland Group PLC
4.680% due 02/26/2008		10,100	10,028
4.720% due 02/29/2008		10,400	10,321
4.750% due 02/04/2008		8,300	8,264
4.750% due 03/17/2008		12,600	12,474
4.800% due 01/22/2008		6,400	6,383
4.850% due 01/28/2008		4,900	4,883
4.900% due 03/17/2008		9,200	9,108
4.940% due 01/23/2008		7,500	7,478
4.950% due 03/19/2008		24,300	24,049
4.970% due 03/18/2008		74,600	73,841
4.990% due 02/04/2008		6,500	6,470
5.000% due 01/29/2008		5,500	5,479
5.000% due 02/07/2008		1,500	1,493
5.030% due 01/23/2008		12,200	12,164
5.050% due 01/25/2008		2,100	2,093
5.080% due 01/16/2008		49,700	49,602
5.130% due 01/09/2008		120,000	119,880
San Paolo U.S. Financial Co.
5.080% due 02/01/2008		9,000	8,962
Skandinaviska Enskilda Banken AB
4.720% due 02/01/2008		8,300	8,267
4.830% due 01/11/2008		700	699
Swedbank AB
4.730% due 02/05/2008		5,500	5,475
4.740% due 02/05/2008		2,400	2,389
4.780% due 01/04/2008		4,400	4,399
4.800% due 01/09/2008		15,600	15,585
4.800% due 01/10/2008		33,700	33,664
4.800% due 01/17/2008		200	200
4.820% due 02/05/2008		3,200	3,185
4.900% due 01/04/2008		2,600	2,599
4.900% due 01/17/2008		5,900	5,888
5.000% due 01/10/2008		1,700	1,698
5.000% due 01/11/2008		1,100	1,099
5.000% due 01/15/2008		6,700	6,688
5.000% due 01/17/2008		100	100
5.030% due 01/11/2008		3,100	3,096
5.060% due 01/15/2008		2,800	2,795
5.080% due 01/11/2008		10,000	9,987
5.100% due 01/17/2008		3,800	3,792
5.120% due 01/04/2008		1,700	1,700
5.120% due 02/05/2008		1,100	1,095
5.200% due 01/10/2008		1,000	999
5.250% due 01/04/2008		3,686	3,685
UBS Finance Delaware LLC
4.000% due 01/02/2008		10,700	10,700
5.120% due 01/14/2008		37,300	37,236
Unicredito Italiano SpA
4.890% due 01/28/2008		30,000	29,894
5.030% due 01/07/2008		4,300	4,297
5.125% due 01/22/2008		20,000	19,943
5.200% due 01/07/2008		64,400	64,353
5.210% due 01/14/2008		15,100	15,074
Westpac Trust Securities NZ Ltd.
4.750% due 03/25/2008		500	494
5.060% due 01/18/2008		4,100	4,091
5.145% due 01/10/2008		178,500	178,296

			2,258,206

Repurchase Agreements 5.2%
Deutsche Bank AG
6.000% due 01/02/2008 (e)		382,000	382,000

(Dated 12/31/2007. Collateralized by Banc of America Commercial Mortgage, Inc. 5.451% - 5.482% due 01/15/2049 valued at $14,791; Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% - 5.886% due 11/15/2044 - 12/11/2049 valued at $117,533; Commercial Mortgage Pass-Through Certificates 5.116% - 5.986% due 06/10/2044 - 12/10/2046 valued at $72,304; Credit Suisse Mortgage Capital Certificates 5.847% due 03/15/2039 valued at $18,980; CS First Boston Mortgage Securities Corp. 5.104% due 08/15/2038 valued at $18,701; Greenwich Capital Commercial Funding Corp. 6.109% due 07/10/2038 valued at $13,405; JPMorgan Chase Commercial Mortgage Securities Corp. 5.794% - 5.885% due 06/12/2043 - 02/12/2043 valued at $31,923; Merrill Lynch/Countrywide Commercial Mortgage Trust 5.204% due 12/12/2049 valued at $9,917; Morgan Stanley Capital I 5.731% due 07/12/2044 valued at $24,819; and Wachovia Bank Commercial Mortgage Trust 5.308% - 5.679% due 10/15/2048 - 11/15/2048 valued at $37,012. Repurchase proceeds are $382,127.)

Fixed Income Clearing Corp.
1.750% due 01/02/2008		13,900	13,900
(Dated 12/31/2007. Collateralized by Freddie Mac 4.875% due 02/09/2010 valued at $14,179. Repurchase proceeds are $13,901.)
2.250% due 01/02/2008		163,000	163,000

(Dated 12/31/2007. Collateralized by Fannie Mae due 3.900% - 5.250% due 12/30/2008 - 01/15/2009 valued at $38,934; Federal Farm Credit Bank 4.100% due 12/24/2008 valued at $27,579; and Freddie Mac 3.900% due 12/30/2008 valued at $99,750. Repurchase proceeds are $163,020.)

3.900% due 01/02/2008		5,304	5,304
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $5,413. Repurchase proceeds are $5,305.)

			564,204

U.S. Treasury Bills 0.2%
2.918% due 02/28/2008 - 03/13/2008 (c)(f)(h)		26,475	26,229

Total Short-Term Instruments (Cost $3,103,859)			3,103,769

Purchased Options (j) 0.7% (Cost $17,023)			72,774
Total Investments 99.0% (Cost $10,826,566)			$10,832,528
Written Options (k) (0.5%) (Premiums $17,847)			(56,375)
Other Assets and Liabilities (Net) 1.5%			170,492

Net Assets (g) 100.0%			$10,946,645

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at December 31, 2007.

(f) Securities with an aggregate market value of $12,139 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(g) As of December 31, 2007, portfolio securities with an aggregate value of $68,519 and derivative instruments with an aggregate depreciation of ($810) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(h) Securities with an aggregate market value of $13,843 and cash of $41,960 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	21,859	$80,831
90-Day Eurodollar June Futures	Long	06/2008	18,315	47,928
90-Day Eurodollar June Futures	Long	06/2009	1,111	3,033
90-Day Eurodollar March Futures	Long	03/2009	11,021	29,690
90-Day Eurodollar September Futures	Long	09/2008	13,097	52,500
90-Day Eurodollar September Futures	Long	09/2009	275	775
U.S. Treasury 2-Year Note March Futures	Short	03/2008	1,435	(1,127)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	621	476
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	5,148	2,476
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	871	2,814
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,358	7,441
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	485	1,548
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,366	936
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,210	3,707
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,375	9,640

				$242,668

(i) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	$3,300	$(284)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	43,300	(124)
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	1,300	(39)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	2,000	(197)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	13,000	(1,275)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	84,200	(250)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	43,300	(227)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	8,000	(25)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	3,500	23
BNP Paribas Bank	General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	600	(46)
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	10,000	72
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	25,000	168
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	2,800	(271)
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	3,200	(4)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	2,200	(75)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	1,800	(149)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	5,500	(606)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	4,500	(392)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	4,300	(474)
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	6,000	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	4,300	(24)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	43,300	(510)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	7,500	(642)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	10,000	(841)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	1,000	(31)
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	700	(59)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	7,500	(817)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	10,000	(1,058)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	2,000	(192)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	8,300	(563)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	5,000	34
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	34
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	(26)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	(125)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	(19)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	2,000	(70)
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	95
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	800	(65)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	(970)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	(2)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	20,000	(25)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	6,000	(15)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	43,300	(293)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	6,000	(39)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	(7)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	3,600	(33)

						$(10,438)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	$38,800	$(730)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	9,000	(168)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	10,400	(177)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	2,800	(68)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	2,800	(34)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	1,800	(20)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	5,500	(137)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	1,900	(46)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	3,900	(60)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	1,700	(22)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	3,000	(45)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	4,700	(59)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	1,800	(20)

						$(1,586)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	49,200	$(417)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		12,800	(94)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		32,100	(248)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		19,300	123
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	79
UBS Warburg LLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		58,100	(253)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	3,500	(66)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		23,900	146
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	(176)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	(139)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		44,900	(8)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	(499)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		25,100	(526)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	(127)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	(132)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	106
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	330
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	300
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	97
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	184
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		53,200	(3,132)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		17,300	655
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		2,200	(328)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(3,321)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	259
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	125,800	(225)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		48,800	(50)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$413,000	1,487
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		38,800	(391)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		167,300	668
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		53,900	172
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		162,600	644
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		20,600	(529)

							$(5,411)

(j) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$647,000	$3,065	$13,430
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	9,495
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	1,906
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	19,917
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	903,500	5,211	18,284
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	330,000	949	7,818
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	74,000	648	1,924

							$17,023	$72,774

(k) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$112.000	02/22/2008	119	$96	$254
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	302	225	472
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	367	286	413
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	302	126	19
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	367	211	92

				$944	$1,250

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$281,000	$3,091	$10,239
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	204,000	2,489	7,052
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	1,454
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	370,000	4,440	15,439
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	148,600	1,980	5,137
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	246,000	3,026	8,983
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	110,000	927	5,194
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	32,000	611	1,627

							$16,903	$55,125

(l) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2023	$435,010	$432,110	$435,486
Fannie Mae	6.000%	01/01/2038	53,000	53,819	53,820
Fannie Mae	6.500%	04/01/2037	999	1,028	1,027
Fannie Mae	6.500%	01/01/2038	23,500	24,154	24,157
Freddie Mac	5.500%	01/01/2038	88,000	88,137	87,821
Freddie Mac	6.000%	01/01/2038	19,000	19,300	19,282
U.S. Treasury Bonds	3.125%	11/30/2009	64,300	64,252	64,857

				$682,800	$686,450

(2)	Market value includes $466 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	7,651	05/2008	$0	$(4)	$(4)
Buy	AUD	35,395	01/2008	10	(8)	2
Sell		4,256	01/2008	20	(5)	15
Buy		6,506	02/2008	135	0	135
Sell		495	02/2008	0	(9)	(9)
Buy	BRL	181,937	03/2008	14,593	0	14,593
Buy		271,091	07/2008	1,629	0	1,629
Buy	CAD	103	01/2008	2	0	2
Buy	CLP	2,743,870	03/2008	294	0	294
Buy	CNY	101,102	01/2008	155	0	155
Sell		101,102	01/2008	0	(253)	(253)
Buy	EUR	759	01/2008	0	(2)	(2)
Sell		1,068	01/2008	11	0	11
Buy	GBP	2,099	01/2008	0	(1)	(1)
Sell		88,677	01/2008	2,043	(30)	2,013
Buy	INR	882,114	05/2008	1,318	0	1,318
Sell	JPY	224,371	02/2008	5	0	5
Buy	KRW	18,846,625	01/2008	0	(527)	(527)
Buy		22,114,474	05/2008	0	(188)	(188)
Buy		14,204,295	08/2008	0	(69)	(69)
Buy	KWD	578	05/2008	11	0	11
Buy	MXN	410,463	03/2008	326	(43)	283
Sell		120,709	03/2008	0	(90)	(90)
Buy		81,691	07/2008	72	(6)	66
Buy	MYR	55,663	05/2008	388	0	388
Buy	NZD	5,569	01/2008	105	0	105
Buy		5,569	02/2008	0	(25)	(25)
Buy	PHP	161,107	05/2008	387	0	387
Buy	PLN	19,927	03/2008	1,074	0	1,074
Sell		19,927	03/2008	0	(89)	(89)
Buy		90,015	07/2008	3,392	0	3,392
Sell		90,015	07/2008	0	(382)	(382)
Buy	RUB	904,784	01/2008	1,741	0	1,741
Sell		904,784	01/2008	66	(7)	59
Buy		1,535,725	07/2008	1,366	0	1,366
Sell		309,347	07/2008	0	(234)	(234)
Buy		388,164	11/2008	0	(61)	(61)
Buy	SAR	7,838	05/2008	0	(10)	(10)
Buy	SEK	55,848	03/2008	0	(93)	(93)
Buy	SGD	14,891	02/2008	323	(6)	317
Buy		64,158	05/2008	1,962	0	1,962
Buy	ZAR	11,656	07/2008	12	(68)	(56)

				$31,440	$(2,210)	$29,230

See accompanying notes

Schedule of Investments

Low Duration Fund II

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 21.7%
Banking & Finance 18.3%
Allstate Life Global Funding Trusts
4.924% due 03/23/2009	$300	$300
American Express Centurion Bank
5.250% due 05/07/2008	700	699
5.252% due 06/12/2009	1,600	1,595
American Express Credit Corp.
5.302% due 11/09/2009	1,000	984
Bank of America Corp.
4.875% due 11/06/2009	400	399
Bank of America N.A.
5.040% due 02/27/2009	800	799
5.271% due 06/15/2016	3,300	3,227
Bear Stearns Cos., Inc.
5.025% due 05/18/2010	1,600	1,513
5.072% due 08/21/2009	500	482
5.599% due 07/19/2010	900	846
CIT Group Holdings, Inc.
5.134% due 01/30/2009	2,900	2,725
CIT Group, Inc.
5.091% due 12/19/2008	500	472
Citigroup Funding, Inc.
4.858% due 06/26/2009	400	394
4.896% due 04/23/2009	2,400	2,386
5.136% due 12/08/2008	600	595
Citigroup, Inc.
4.872% due 12/28/2009	500	491
4.898% due 12/26/2008	1,100	1,096
General Electric Capital Corp.
5.095% due 10/26/2009	1,500	1,497
5.162% due 03/12/2010	1,400	1,392
5.250% due 01/20/2010	1,600	1,582
Goldman Sachs Group, Inc.
5.111% due 07/29/2008	900	899
5.481% due 07/23/2009	3,700	3,698
HSBC Finance Corp.
5.121% due 09/15/2008	3,500	3,499
Lehman Brothers Holdings, Inc.
4.978% due 11/16/2009	900	877
5.270% due 10/22/2008	5,800	5,759
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008	1,500	1,480
4.960% due 08/14/2009	200	196
5.191% due 10/23/2008	900	888
5.211% due 12/04/2009	800	776
Metropolitan Life Global Funding I
4.945% due 05/17/2010	1,100	1,093
Morgan Stanley
4.925% due 05/07/2009	800	790
4.972% due 11/21/2008	500	496
5.006% due 02/09/2009	700	692
5.332% due 01/15/2010	1,300	1,286
Pricoa Global Funding I
5.061% due 07/27/2009	2,500	2,496
Wachovia Corp.
5.034% due 10/28/2008	900	898
5.372% due 10/15/2011	2,700	2,642

		51,939

Industrials 2.6%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,573
Amgen, Inc.
5.133% due 11/28/2008	1,200	1,199
Wal-Mart Stores, Inc.
4.891% due 06/16/2008	1,500	1,500

		7,272

Utilities 0.8%
AT&T, Inc.
4.959% due 05/15/2008	2,200	2,198

Total Corporate Bonds & Notes (Cost $62,113)		61,409

COMMODITY INDEX-LINKED NOTES 0.3%
Goldman Sachs Commodity Index Total Return 0.3%
Morgan Stanley
4.805% due 07/07/2008	1,000	1,002

Total Commodity Index-Linked Notes (Cost $1,000)		1,002

U.S. GOVERNMENT AGENCIES 43.8%
Fannie Mae
4.645% due 07/01/2035	668	664
4.678% due 01/01/2035	716	713
4.888% due 12/01/2034	3,632	3,689
4.989% due 06/01/2035	3,953	3,971
5.000% due 11/01/2017 - 06/01/2037	48,136	48,201
5.315% due 10/25/2030	183	185
5.500% due 02/01/2009 - 01/01/2038	27,387	27,694
5.609% due 09/01/2028	249	251
6.000% due 03/01/2016 - 11/01/2037	5,268	5,381
6.063% due 07/01/2042	499	499
6.113% due 09/01/2041	975	973
6.263% due 08/01/2030 - 10/01/2030	486	489
6.500% due 09/01/2012 - 12/25/2042	1,472	1,515
7.125% due 01/01/2024	135	137
8.000% due 11/25/2023	225	243
9.250% due 10/25/2018	6	7
10.500% due 05/01/2012	74	82
Federal Housing Administration
7.430% due 07/01/2024	937	950
Freddie Mac
4.910% due 07/01/2035	952	951
5.000% due 11/01/2018 - 07/15/2024	3,068	3,076
5.178% due 07/15/2019 - 10/15/2020	10,708	10,667
5.258% due 02/15/2019	3,442	3,425
5.378% due 12/15/2030	658	658
5.428% due 06/15/2018	199	199
5.500% due 03/01/2037	1,989	1,985
6.000% due 02/01/2016 - 09/01/2037	1,306	1,329
6.063% due 02/25/2045	1,002	1,000
6.500% due 07/25/2043	1,700	1,749
7.340% due 07/01/2023	87	87
8.500% due 06/01/2009 - 06/01/2025	12	13
Ginnie Mae
5.449% due 09/20/2030	56	56
5.625% due 07/20/2023 - 07/20/2030	847	851
6.125% due 10/20/2025	446	452
6.375% due 04/20/2022 - 05/20/2027	958	969
7.000% due 11/15/2022	159	169
7.500% due 02/15/2022 - 03/15/2024	247	263
7.750% due 01/17/2030	26	26
8.000% due 03/15/2023 - 05/15/2024	75	81
9.000% due 07/20/2016 - 09/15/2030	136	148

Total U.S. Government Agencies (Cost $123,041)		123,798

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	737	768

Total U.S. Treasury Obligations (Cost $761)		768

MORTGAGE-BACKED SECURITIES 16.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,372	2,331
4.390% due 02/25/2045	672	645
Banc of America Funding Corp.
4.111% due 05/25/2035	12,041	11,893
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	3,482	3,459
4.779% due 01/25/2034	604	597
5.437% due 04/25/2033	1,225	1,223
5.608% due 02/25/2033	114	114
5.789% due 02/25/2033	121	123
Bear Stearns Alt-A Trust
5.368% due 05/25/2035	1,374	1,358
5.527% due 09/25/2035	114	112
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037	1,057	1,050
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021	204	197
Countrywide Alternative Loan Trust
5.025% due 02/25/2047	1,400	1,313
6.500% due 06/25/2033	90	90
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035	1,005	1,000
4.801% due 11/25/2034	525	522
5.250% due 02/20/2036	1,280	1,251
CS First Boston Mortgage Securities Corp.
5.758% due 03/25/2032	202	195
6.700% due 06/25/2032	3	3
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047	675	661
First Horizon Alternative Mortgage Securities
4.728% due 06/25/2034	853	845
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046	652	638
GS Mortgage Securities Corp. II
5.342% due 03/06/2020	750	717
5.352% due 06/06/2020	32	32
GSR Mortgage Loan Trust
4.539% due 09/25/2035	4,341	4,309
5.298% due 06/25/2034	1,114	1,111
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037	402	395
JPMorgan Mortgage Trust
5.023% due 02/25/2035	137	134
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	857	857
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021	151	151
Merrill Lynch Mortgage Investors, Inc.
4.488% due 02/25/2035	1,481	1,468
Morgan Stanley Capital I
5.088% due 10/15/2020	276	270
Nationslink Funding Corp.
5.592% due 11/10/2030	43	43
Prime Mortgage Trust
5.265% due 02/25/2019	69	69
5.265% due 02/25/2034	366	359
Structured Asset Mortgage Investments, Inc.
4.995% due 03/25/2037	975	927
5.215% due 07/19/2035	429	413
5.295% due 09/19/2032	402	391
9.474% due 06/25/2029	412	447
Structured Asset Securities Corp.
5.331% due 10/25/2035	506	501
6.150% due 07/25/2032	10	10
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046	547	535
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020	813	778
5.118% due 09/15/2021	489	482
Washington Mutual, Inc.
5.135% due 12/25/2045	409	384
5.155% due 10/25/2045	268	252
5.483% due 02/27/2034	1,002	981
5.518% due 01/25/2047	329	310
5.988% due 11/25/2042	94	92
6.188% due 06/25/2042	241	230
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,283	1,270

Total Mortgage-Backed Securities (Cost $48,117)		47,538

ASSET-BACKED SECURITIES 11.1%
Amortizing Residential Collateral Trust
5.155% due 07/25/2032	43	42
Asset-Backed Funding Certificates
4.925% due 01/25/2037	410	404
Asset-Backed Securities Corp. Home Equity
5.140% due 09/25/2034	151	148
6.678% due 03/15/2032	620	603
Bear Stearns Asset-Backed Securities Trust
4.925% due 01/25/2037	1,030	995
5.065% due 09/25/2034	65	65
5.865% due 10/25/2037	1,191	1,145
Carrington Mortgage Loan Trust
4.915% due 01/25/2037	1,069	1,046
Chase Issuance Trust
5.038% due 02/15/2011	1,700	1,698
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033	70	64
Countrywide Asset-Backed Certificates
4.915% due 03/25/2037	861	841
4.915% due 05/25/2037	3,640	3,562
4.915% due 07/25/2037	2,647	2,563
5.045% due 09/25/2036	3,086	2,868
5.345% due 12/25/2031	185	171
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036	501	484
4.955% due 12/25/2037	1,868	1,823
First Franklin Mortgage Loan Asset-Backed Certificates
4.905% due 01/25/2038	1,051	1,017
First USA Credit Card Master Trust
5.156% due 04/18/2011	1,500	1,501
Fremont Home Loan Trust
4.925% due 01/25/2037	426	415
GSAMP Trust
4.935% due 12/25/2036	601	585
GSR Mortgage Loan Trust
4.965% due 11/25/2030	77	76
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036	341	336
HSBC Asset Loan Obligation
4.925% due 12/25/2036	2,457	2,359
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036	1,808	1,760
Indymac Residential Asset-Backed Trust
4.925% due 04/25/2037	377	369
JPMorgan Mortgage Acquisition Corp.
4.915% due 08/25/2036	248	244
Lehman XS Trust
4.935% due 05/25/2046	179	177
Long Beach Mortgage Loan Trust
5.145% due 10/25/2034	19	18
MASTR Asset-Backed Securities Trust
4.925% due 11/25/2036	511	498
Morgan Stanley ABS Capital I
4.915% due 11/25/2036	813	770
Nelnet Student Loan Trust
5.182% due 09/25/2012	26	26
Option One Mortgage Loan Trust
4.915% due 01/25/2037	700	689
Park Place Securities, Inc.
5.177% due 10/25/2034	700	607
Securitized Asset-Backed Receivables LLC Trust
4.925% due 12/25/2036	793	744
SLM Student Loan Trust
5.094% due 04/27/2015	265	265
Structured Asset Securities Corp.
5.155% due 01/25/2033	47	47
Wells Fargo Home Equity Trust
4.915% due 01/25/2037	368	362

Total Asset-Backed Securities (Cost $32,451)		31,387

	Shares
PREFERRED STOCKS 1.9%
DG Funding Trust
6.979% due 12/31/2049	510	5,395

Total Preferred Stocks (Cost $5,100)		5,395

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.4%
Commercial Paper 4.7%
Citibank N.A.
5.700% due 01/30/2008	$5,600	5,575
Freddie Mac
3.000% due 01/02/2008	7,700	7,700

		13,275

Repurchase Agreements 5.5%
Lehman Brothers, Inc.
1.000% due 01/02/2008	9,500	9,500
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $9,684. Repurchase proceeds are $9,501.)
State Street Bank and Trust Co.
3.900% due 01/02/2008	6,030	6,030
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 02/15/2008 valued at $6,151. Repurchase proceeds are $6,031.)

		15,530

U.S. Treasury Bills 0.2%
2.956% due 03/13/2008 (a)(d)	670	664

Total Short-Term Instruments (Cost $29,471)		29,469

Purchased Options (f) 1.0% (Cost $614)		2,751
Total Investments 107.3% (Cost $302,668)		$303,517
Written Options (g) (0.7%) (Premiums $637)		(2,086)
Other Assets and Liabilities (Net) (6.5%)		(18,515)

Net Assets (c) 100.0%		$282,916

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $2,453 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $664 and cash of $1,395 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	810	$3,201
90-Day Eurodollar June Futures	Long	06/2008	523	1,376
90-Day Eurodollar June Futures	Long	06/2009	57	170
90-Day Eurodollar March Futures	Long	03/2009	232	645
90-Day Eurodollar September Futures	Long	09/2008	397	1,681
90-Day Eurodollar September Futures	Long	09/2009	56	158
U.S. Treasury 2-Year Note March Futures	Short	03/2008	40	(31)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	19	15
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	162	214

				$7,429

(e) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	$2,500	$(7)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	1,000	7

						$0

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	$500	$(6)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	(25)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	(15)

						$(46)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	$11,600	$41
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038	1,100	(11)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	4,600	18
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	1,400	5
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	4,700	19
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038	600	(16)

						$56

(f) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$21,000	$100	$436
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	18,400	102	372
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,000	11	62
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	29,800	148	698
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	28,000	161	567
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	26,000	92	616

							$614	$2,751

(g) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$112.000	02/22/2008	4	$3	$9
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	9	6	14
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	10	8	11
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	9	4	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	10	6	2

				$27	$37

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$9,000	$99	$328
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	8,000	98	277
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,300	11	47
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	13,000	156	542
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,400	59	152
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	8,000	98	292
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	8,700	89	411

							$610	$2,049

(h) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	6.000%	01/01/2038	$2,000	$2,026	$2,031
Fannie Mae	6.500%	01/01/2038	1,200	1,233	1,234
Freddie Mac	5.500%	01/01/2038	2,000	2,003	1,996
U.S. Treasury Bonds	3.125%	11/30/2009	1,700	1,699	1,714

				$6,961	$6,975

(2)	Market value includes $12 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Low Duration Fund III

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 14.4%
Banking & Finance 12.3%
American Express Centurion Bank
5.252% due 06/12/2009		$1,000	$997
American Honda Finance Corp.
4.868% due 08/05/2008		200	200
4.946% due 02/09/2010		1,000	998
American International Group, Inc.
5.078% due 06/16/2009		1,000	1,000
ANZ National International Ltd.
4.938% due 08/07/2009		300	299
Bank of America N.A.
4.966% due 12/18/2008		100	100
5.132% due 06/12/2009		300	299
5.271% due 06/15/2016		800	782
Bank of Ireland
4.951% due 12/19/2008		1,100	1,100
Bear Stearns Cos., Inc.
5.025% due 05/18/2010		300	284
5.161% due 04/29/2008		900	891
5.494% due 07/16/2009		100	96
Calabash Re II Ltd.
13.391% due 01/08/2010		300	310
14.591% due 01/08/2010		250	268
15.891% due 01/08/2010		300	315
CIT Group, Inc.
5.019% due 08/15/2008		500	496
Citigroup Funding, Inc.
4.858% due 06/26/2009		200	197
Citigroup Global Markets Holdings, Inc.
5.191% due 03/07/2008		500	500
Citigroup, Inc.
4.872% due 12/28/2009		500	491
4.898% due 12/26/2008		200	199
Credit Agricole S.A.
5.053% due 05/28/2009		200	200
5.103% due 05/28/2010		200	200
Export-Import Bank of Korea
5.214% due 06/01/2009		300	301
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		200	190
7.375% due 10/28/2009		200	188
General Electric Capital Corp.
5.280% due 10/21/2010		3,000	3,001
Goldman Sachs Group, Inc.
4.880% due 03/30/2009		300	299
4.969% due 11/10/2008		100	100
4.974% due 12/22/2008		300	299
5.481% due 07/23/2009		600	600
HSBC Finance Corp.
5.121% due 09/15/2008		100	100
5.137% due 05/10/2010		100	98
5.212% due 03/12/2010		800	785
5.281% due 12/05/2008		200	200
ICICI Bank Ltd.
5.788% due 01/12/2010		300	296
Lehman Brothers Holdings, Inc.
4.978% due 11/16/2009		300	292
5.082% due 08/21/2009		300	292
5.094% due 12/23/2010		200	186
5.170% due 05/25/2010		100	96
5.320% due 04/03/2009		200	196
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009		200	196
5.074% due 01/30/2009		300	298
5.211% due 12/04/2009		300	291
5.284% due 07/25/2011		300	280
Metropolitan Life Global Funding I
4.945% due 05/17/2010		400	397
Morgan Stanley
5.006% due 02/09/2009		300	296
5.332% due 01/15/2010		300	297
5.459% due 01/18/2011		400	387
Mystic Re Ltd.
11.381% due 12/05/2008		300	304
Residential Capital LLC
7.615% due 05/22/2009		300	214
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		900	897
SLM Corp.
5.224% due 07/27/2009		200	188
Wachovia Bank N.A.
4.924% due 03/23/2009		1,300	1,297
Wachovia Corp.
5.034% due 10/28/2008		100	100
Wells Fargo & Co.
5.186% due 03/10/2008		1,100	1,101
Westpac Banking Corp.
5.212% due 06/06/2008		100	100

			24,384

Industrials 1.8%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		200	217
Daimler Finance North America LLC
5.328% due 08/03/2009		300	298
5.441% due 10/31/2008		700	699
5.461% due 03/13/2009		300	298
Home Depot, Inc.
5.116% due 12/16/2009		600	588
Kimberly-Clark Corp.
5.060% due 07/30/2010		400	400
Time Warner, Inc.
5.109% due 11/13/2009		200	195
Transocean, Inc.
5.341% due 09/05/2008		200	199
Walt Disney Co.
5.294% due 07/16/2010		700	693

			3,587

Utilities 0.3%
Verizon Communications, Inc.
5.280% due 04/03/2009		500	496

Total Corporate Bonds & Notes (Cost $28,748)			28,467

U.S. GOVERNMENT AGENCIES 49.3%
Fannie Mae
4.382% due 03/01/2035		44	44
4.390% due 05/01/2035		139	139
4.500% due 08/01/2035		609	606
4.568% due 11/01/2035		244	244
4.645% due 07/01/2035		121	121
4.965% due 01/25/2021		1,157	1,156
5.000% due 03/25/2017 - 01/01/2023		16,807	16,828
5.215% due 09/25/2042		284	281
5.265% due 05/25/2031		243	242
5.500% due 02/01/2009 - 01/01/2038		37,766	38,156
5.619% due 08/01/2029		273	275
5.877% due 02/01/2031		70	71
6.000% due 03/01/2017 - 11/01/2037		23,390	23,762
6.063% due 07/01/2042		98	98
6.113% due 09/01/2041		179	179
6.187% due 11/01/2034		92	92
6.263% due 09/01/2040		46	46
6.500% due 07/01/2036 - 12/25/2042		913	938
6.817% due 11/01/2035		80	83
Freddie Mac
4.704% due 06/01/2035		578	580
4.706% due 08/01/2035		638	636
4.905% due 12/25/2036		688	679
4.910% due 07/01/2035		201	201
5.000% due 04/15/2012 - 07/15/2024		513	513
5.178% due 07/15/2019 - 10/15/2020		4,057	4,042
5.258% due 02/15/2019		1,415	1,408
5.378% due 12/15/2030		89	89
5.428% due 06/15/2018		58	58
5.478% due 11/15/2030		15	15
5.500% due 09/01/2037 - 11/01/2037		843	841
6.000% due 03/01/2016 - 09/01/2037		4,849	4,923
6.063% due 02/25/2045		148	148
6.500% due 07/25/2043		212	218
Ginnie Mae
6.000% due 02/20/2032		57	57
6.375% due 06/20/2027 - 05/20/2030		116	118
8.500% due 10/20/2026		15	16

Total U.S. Government Agencies (Cost $97,391)			97,903

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011		316	329

Total U.S. Treasury Obligations (Cost $326)			329

MORTGAGE-BACKED SECURITIES 13.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		428	420
4.390% due 02/25/2045		84	81
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		62	62
Banc of America Funding Corp.
4.111% due 05/25/2035		2,291	2,263
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		522	519
4.779% due 01/25/2034		93	92
5.437% due 04/25/2033		150	150
5.608% due 02/25/2033		11	11
5.789% due 02/25/2033		12	12
Bear Stearns Alt-A Trust
5.368% due 05/25/2035		248	245
5.527% due 09/25/2035		57	56
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		352	350
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		80	78
4.900% due 12/25/2035		133	132
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		536	530
5.145% due 02/25/2037		880	832
6.500% due 06/25/2033		10	10
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		370	369
4.801% due 11/25/2034		202	201
5.250% due 02/20/2036		202	198
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		136	135
GMAC Mortgage Corp. Loan Trust
5.016% due 11/19/2035		127	126
Greenpoint Mortgage Funding Trust
4.945% due 01/25/2047		179	175
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		286	273
GSR Mortgage Loan Trust
4.539% due 09/25/2035		656	651
5.298% due 06/25/2034		163	163
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		202	202
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		50	50
Mellon Residential Funding Corp.
5.468% due 12/15/2030		683	670
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		105	101
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		55	53
Morgan Stanley Capital I
5.088% due 10/15/2020		110	108
Prime Mortgage Trust
5.265% due 02/25/2019		17	17
5.265% due 02/25/2034		41	40
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		252	251
5.305% due 08/25/2034		326	325
6.188% due 01/25/2035		166	161
Structured Asset Mortgage Investments, Inc.
4.995% due 03/25/2037		355	337
5.145% due 02/25/2036		70	66
5.215% due 07/19/2035		135	129
Structured Asset Securities Corp.
5.331% due 10/25/2035		190	188
7.143% due 01/25/2032		5	5
Thornburg Mortgage Securities Trust
4.975% due 03/25/2046		259	258
4.975% due 11/25/2046		156	153
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		361	346
5.118% due 09/15/2021		140	138
Washington Mutual MSC Mortgage Pass-Through Certificates
5.967% due 02/25/2033		33	33
Washington Mutual, Inc.
5.135% due 12/25/2045		75	70
5.155% due 10/25/2045		38	36
5.182% due 11/25/2034		255	249
5.518% due 01/25/2047		82	77
6.059% due 05/25/2041		37	37
6.188% due 06/25/2042		116	110
6.288% due 09/25/2046		156	152
Wells Fargo Mortgage-Backed Securities Trust
4.612% due 01/25/2034		14,803	14,295
4.950% due 03/25/2036		324	321

Total Mortgage-Backed Securities (Cost $27,186)			27,112

ASSET-BACKED SECURITIES 5.1%
Accredited Mortgage Loan Trust
4.905% due 09/25/2036		373	369
Asset-Backed Funding Certificates
4.925% due 01/25/2037		117	115
Atrium CDO Corp.
5.441% due 06/27/2015		595	590
Bear Stearns Asset-Backed Securities Trust
4.925% due 01/25/2037		294	284
5.865% due 10/25/2037		496	477
Carrington Mortgage Loan Trust
4.965% due 06/25/2037		256	251
Citigroup Mortgage Loan Trust, Inc.
4.905% due 08/25/2036		82	81
4.925% due 01/25/2037		402	395
4.925% due 05/25/2037		1,648	1,568
4.935% due 01/25/2037		878	844
Countrywide Asset-Backed Certificates
4.915% due 01/25/2037		170	168
4.915% due 05/25/2037		751	731
5.045% due 09/25/2036		1,157	1,076
5.345% due 12/25/2031		31	29
First Franklin Mortgage Loan Asset-Backed Certificates
4.905% due 01/25/2038		375	363
First USA Credit Card Master Trust
5.156% due 04/18/2011		500	500
Ford Credit Auto Owner Trust
5.292% due 10/15/2008		356	356
GE-WMC Mortgage Securities LLC
4.905% due 08/25/2036		117	113
GSAMP Trust
4.985% due 12/25/2035		86	86
5.155% due 03/25/2034		74	74
GSR Mortgage Loan Trust
4.965% due 11/25/2030		23	23
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		75	72
Long Beach Mortgage Loan Trust
4.955% due 01/25/2046		34	34
5.145% due 10/25/2034		6	6
Morgan Stanley ABS Capital I
4.915% due 07/25/2036		169	165
4.915% due 11/25/2036		279	264
Residential Asset Securities Corp.
4.905% due 08/25/2036		67	66
Securitized Asset-Backed Receivables LLC Trust
4.925% due 12/25/2036		317	298
Soundview Home Equity Loan Trust
4.945% due 01/25/2037		600	588
Structured Asset Securities Corp.
4.995% due 12/25/2035		24	24
Truman Capital Mortgage Loan Trust
5.205% due 01/25/2034		42	41
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		133	131

Total Asset-Backed Securities (Cost $10,535)			10,182

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.380% due 04/03/2010		300	299

Total Sovereign Issues (Cost $300)			299

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	400	218

Total Foreign Currency-Denominated Issues (Cost $205)			218

	Shares
PREFERRED STOCKS 0.3%
DG Funding Trust
6.979% due 12/31/2049		65	688

Total Preferred Stocks (Cost $687)			688

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 31.7%
Certificates of Deposit 3.0%
Bank of Ireland
5.282% due 01/15/2010		$50	50
Calyon Financial, Inc.
5.204% due 01/16/2009		300	300
Dexia S.A.
4.759% due 09/29/2008		1,300	1,300
Fortis Bank NY
4.767% due 06/30/2008		500	500
5.148% due 09/30/2008		300	299
Nordea Bank Finland PLC
4.991% due 05/28/2008		200	200
5.230% due 04/09/2009		500	500
Royal Bank of Scotland Group PLC
4.734% due 03/26/2008		100	100
Skandinaviska Enskilda Banken AB
4.869% due 02/13/2009		100	100
5.340% due 08/21/2008		400	400
Societe Generale NY
4.768% due 06/30/2008		900	900
Unicredito Italiano NY
5.062% due 05/29/2008		200	200
5.358% due 05/06/2008		1,100	1,099

			5,948

Commercial Paper 27.9%
Abbey National Treasury Services PLC
4.570% due 01/04/2008		5,000	4,999
Barclays U.S. Funding Corp.
4.810% due 01/25/2008		3,700	3,689
5.005% due 03/17/2008		2,200	2,178
Danske Corp.
4.970% due 01/22/2008		5,400	5,385
DnB NORBank ASA
5.080% due 01/04/2008		3,500	3,499
Freddie Mac
3.000% due 01/02/2008		4,100	4,100
Rabobank Financial Co.
3.990% due 01/02/2008		500	500
4.430% due 01/04/2008		5,400	5,399
Royal Bank of Scotland Group PLC
4.950% due 03/19/2008		5,400	5,344
Skandinaviska Enskilda Banken AB
4.770% due 03/20/2008		2,200	2,177
5.050% due 01/25/2008		3,300	3,289
UBS Finance Delaware LLC
4.000% due 01/02/2008		5,400	5,400
Unicredito Italiano SpA
4.810% due 02/15/2008		1,500	1,491
5.140% due 01/18/2008		2,600	2,594
Westpac Trust Securities NZ Ltd.
4.850% due 03/20/2008		5,500	5,442

			55,487

Repurchase Agreements 0.7%
State Street Bank and Trust Co.
3.900% due 01/02/2008		1,362	1,362
(Dated 12/31/2007. Collateralized by Fannie Mae 6.000% due 05/15/2008 valued at $1,393. Repurchase proceeds are $1,362.)

U.S. Treasury Bills 0.1%
3.039% due 03/13/2008 (a)(d)		220	218

Total Short-Term Instruments (Cost $63,014)			63,014

Purchased Options (f) 0.4% (Cost $168)			764
Total Investments 115.3% (Cost $228,560)			$228,976
Written Options (g) (0.3%) (Premiums $187)			(602)
Other Assets and Liabilities (Net) (15.0%)			(29,718)

Net Assets (c) 100.0%			$198,657

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $1,457 and derivative instruments with an aggregate depreciation of ($7) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $218 and cash of $675 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	366	$1,371
90-Day Eurodollar June Futures	Long	06/2008	103	266
90-Day Eurodollar June Futures	Long	06/2009	82	244
90-Day Eurodollar March Futures	Long	03/2009	174	501
90-Day Eurodollar September Futures	Long	09/2008	41	142
90-Day Eurodollar September Futures	Long	09/2009	74	209
U.S. Treasury 2-Year Note March Futures	Short	03/2008	26	(21)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	8	6
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	105	62
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	9	29
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	108	113
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	5	16
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	24	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	13	39
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	60	127

				$3,117

(e) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(47)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	1,000	(1)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	1,100	(2)
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	200	(2)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	1,000	(4)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	400	3
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	400	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	1,000	(12)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	900	10
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	600	(25)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	100	0
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,000	(91)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	400	(10)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	100	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	1,000	(7)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	200	(2)

						$(190)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	$500	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	600	$(5)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		400	(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		200	1
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		200	1
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009	EUR	300	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(2)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		800	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(15)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	(3)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	800	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		500	3
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		500	2
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		800	(47)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(27)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		500	3
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	1,700	(3)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$7,800	28
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		700	(7)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		32,700	43
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		11,500	36
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,000	3
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		3,200	13
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		400	(10)

							$3

(f) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$6,000	$28	$125
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	47
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	4	21
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	8,900	44	208
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	8,600	50	174
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	8,000	29	189

							$168	$764

(g) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$112.000	02/22/2008	2	$2	$5
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	4	3	6
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	7	5	8
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	4	2	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	7	4	2

				$16	$21

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$3,000	$33	$109
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	35
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	400	4	15
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	4,000	48	167
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,600	21	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	2,000	25	73
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	2,700	28	127

							$171	$581

(h) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	01/01/2038	$2,000	$2,003	$1,998
Fannie Mae	6.000%	01/01/2038	5,000	5,067	5,077
Fannie Mae	6.500%	01/01/2038	900	925	925
Freddie Mac	5.500%	01/01/2038	1,000	1,002	998
Freddie Mac	6.000%	01/01/2038	3,800	3,858	3,857
U.S. Treasury Bonds	3.125%	11/30/2009	1,200	1,199	1,210

				$14,054	$14,065

(2)	Market value includes $9 of interest payable on short sales.

(i) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	134	05/2008	$0	$0	$0
Buy	AUD	522	01/2008	2	0	2
Sell		100	01/2008	0	0	0
Buy	BRL	1,774	03/2008	159	0	159
Buy		3,836	07/2008	196	0	196
Buy	CLP	35,403	03/2008	4	0	4
Buy	CNY	1,137	01/2008	2	0	2
Sell		1,137	01/2008	0	(3)	(3)
Sell	GBP	1,555	01/2008	36	(1)	35
Buy	INR	3,813	05/2008	6	0	6
Sell		3,813	05/2008	0	(4)	(4)
Buy	JPY	25,319	02/2008	0	(1)	(1)
Buy	KRW	696,084	01/2008	0	(19)	(19)
Buy		250,646	05/2008	0	(2)	(2)
Buy		84,113	08/2008	0	0	0
Buy	KWD	10	05/2008	0	0	0
Buy	MXN	3,614	03/2008	4	0	4
Sell		1,064	03/2008	0	(1)	(1)
Buy		1,769	07/2008	2	0	2
Buy	MYR	715	05/2008	5	0	5
Buy	PHP	1,935	05/2008	5	0	5
Buy	PLN	27	03/2008	0	0	0
Sell		27	03/2008	0	0	0
Buy		1,097	07/2008	44	0	44
Sell		1,097	07/2008	0	(5)	(5)
Buy	RUB	7,546	01/2008	14	0	14
Sell		4,309	01/2008	0	0	0
Buy		12,789	07/2008	12	0	12
Sell		1,474	07/2008	0	0	0
Buy		3,237	11/2008	0	0	0
Buy	SAR	138	05/2008	0	0	0
Buy	SEK	756	03/2008	0	(1)	(1)
Buy	SGD	1,143	02/2008	28	0	28
Buy		642	05/2008	19	0	19
Buy	ZAR	37	03/2008	0	0	0
Buy		157	07/2008	0	(1)	(1)

				$538	$(38)	$500

See accompanying notes

Schedule of Investments

Moderate Duration Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.7%
Daimler Finance North America LLC
9.000% due 08/03/2012		$8,000	$7,713
SLM Corp.
0.000% due 02/16/2008		3,300	3,288

Total Bank Loan Obligations (Cost $10,884)			11,001

CORPORATE BONDS & NOTES 18.5%
Banking & Finance 16.1%
American Express Bank FSB
4.956% due 06/22/2009		2,740	2,732
ANZ National International Ltd.
4.938% due 08/07/2009		3,200	3,192
Bank of America Corp.
4.875% due 11/06/2009		2,000	1,994
Bank of America N.A.
5.040% due 02/27/2009		4,000	3,993
5.271% due 06/15/2016		17,500	17,111
Bank of Ireland
4.951% due 12/19/2008		4,900	4,898
Bear Stearns Cos., Inc.
5.599% due 07/19/2010		15,500	14,577
6.950% due 08/10/2012		8,100	8,337
Citigroup Funding, Inc.
4.858% due 06/26/2009		2,200	2,167
5.136% due 12/08/2008		3,100	3,075
Citigroup Global Markets Holdings, Inc.
5.091% due 03/17/2009		20,700	20,521
Citigroup, Inc.
4.872% due 12/28/2009		2,100	2,063
6.200% due 03/15/2009		110	112
Credit Agricole S.A.
5.053% due 05/28/2009		2,500	2,502
5.103% due 05/28/2010		2,900	2,901
Ford Motor Credit Co. LLC
5.800% due 01/12/2009		10,000	9,494
7.375% due 10/28/2009		2,100	1,977
General Electric Capital Corp.
4.939% due 08/15/2011		100	98
5.250% due 01/20/2010		14,200	14,039
5.284% due 01/05/2009		12,000	11,989
5.303% due 10/06/2010		5,300	5,258
GMAC LLC
6.000% due 12/15/2011		500	420
Goldman Sachs Group, Inc.
4.880% due 03/30/2009		6,800	6,774
4.924% due 12/23/2008		12,300	12,267
HSBC Finance Corp.
5.240% due 10/21/2009		2,300	2,290
ICICI Bank Ltd.
5.788% due 01/12/2010		4,700	4,642
Lehman Brothers Holdings, Inc.
4.905% due 11/24/2008		4,600	4,530
4.978% due 11/16/2009		9,600	9,356
5.170% due 05/25/2010		2,500	2,405
5.241% due 01/23/2009		2,000	1,961
Longpoint Re Ltd.
10.241% due 05/08/2010		1,300	1,334
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008		12,500	12,336
5.211% due 12/04/2009		3,700	3,589
Morgan Stanley
5.332% due 01/15/2010		9,700	9,596
Mystic Re Ltd.
11.381% due 12/05/2008		4,100	4,150
15.081% due 06/07/2011		1,500	1,580
Osiris Capital PLC
10.242% due 01/15/2010		1,600	1,620
Petroleum Export Ltd.
5.265% due 06/15/2011		528	525
Phoenix Quake Ltd.
7.680% due 07/03/2008		700	702
Phoenix Quake Wind I Ltd.
7.680% due 07/03/2008		600	601
Phoenix Quake Wind II Ltd.
8.730% due 07/03/2008		300	293
Residential Reinsurance 2007 Ltd.
15.374% due 06/07/2010		500	521
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		12,600	12,559
5.151% due 11/20/2008		1,500	1,494
Wachovia Corp.
5.174% due 12/01/2009		6,000	5,952
Westpac Banking Corp.
5.212% due 06/06/2008		2,000	1,999

			236,526

Industrials 2.2%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		1,900	2,060
Daimler Finance North America LLC
5.541% due 03/13/2009		15,800	15,695
HJ Heinz Co.
6.428% due 12/01/2008		800	815
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	7,968
Time Warner, Inc.
5.109% due 11/13/2009		2,700	2,635
Transocean, Inc.
5.341% due 09/05/2008		3,400	3,383

			32,556

Utilities 0.2%
AT&T, Inc.
4.978% due 02/05/2010		1,700	1,686
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	456

			2,142

Total Corporate Bonds & Notes (Cost $273,872)			271,224

MUNICIPAL BONDS & NOTES 0.1%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019		1,500	1,572

Total Municipal Bonds & Notes (Cost $1,494)			1,572

COMMODITY INDEX-LINKED NOTES 0.3%
Goldman Sachs Commodity Index Total Return 0.3%
Morgan Stanley
4.805% due 07/07/2008		4,000	4,008

Total Commodity Index-Linked Notes (Cost $4,000)			4,008

U.S. GOVERNMENT AGENCIES 67.0%
Fannie Mae
4.831% due 06/01/2035		14,535	14,498
4.925% due 07/25/2037		4,403	4,238
5.000% due 12/01/2013 - 12/01/2037		451,536	451,964
5.265% due 11/25/2032		10	10
5.500% due 03/01/2016 - 01/01/2038		311,910	312,274
5.627% due 01/01/2027		110	110
6.000% due 09/25/2016 - 11/01/2037		29,048	29,562
6.130% due 10/01/2008		148	148
6.500% due 01/01/2013 - 06/25/2044		20,441	21,176
7.000% due 05/01/2012 - 05/01/2032		231	242
7.500% due 03/01/2015 - 07/25/2041		343	364
8.000% due 09/01/2008 - 08/01/2031		50	53
12.000% due 05/01/2016		3	3
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023		288	292
Freddie Mac
4.000% due 05/01/2019		139	134
4.500% due 05/01/2018 - 05/01/2034		956	937
5.000% due 04/15/2016 - 09/01/2035		12,290	12,236
5.178% due 07/15/2019 - 10/15/2020		50,545	50,351
5.258% due 02/15/2019		17,956	17,867
5.500% due 06/01/2017 - 03/01/2037		10,072	10,069
6.000% due 09/01/2013 - 11/01/2037		10,985	11,158
6.500% due 07/25/2043		5	5
7.000% due 04/01/2032		38	40
7.500% due 05/01/2015		2	2
8.000% due 01/01/2012		7	7
8.500% due 04/15/2025		316	315
Ginnie Mae
5.000% due 09/15/2017 - 12/15/2017		150	150
5.478% due 10/16/2030		42	42
5.500% due 01/15/2017 - 09/20/2034		13,769	13,293
5.628% due 02/16/2030		698	706
5.678% due 02/16/2030		491	496
6.000% due 07/20/2015 - 08/20/2034		158	161
6.125% due 11/20/2017 - 11/20/2025		67	68
6.375% due 03/20/2020 - 03/20/2028		319	323
6.500% due 01/20/2034 - 08/20/2034		121	125
7.000% due 07/15/2031 - 12/15/2032		113	120
7.500% due 03/15/2008 - 01/15/2031		545	575
8.000% due 04/15/2017 - 11/15/2022		1,264	1,353
9.000% due 06/15/2009 - 10/15/2017		32	33
9.500% due 08/15/2021 - 12/15/2021		18	20
Small Business Administration
4.340% due 03/01/2024		70	67
4.504% due 02/01/2014		63	61
4.750% due 07/01/2025		17,572	17,275
5.130% due 09/01/2023		18	18
6.090% due 07/01/2011		69	70
6.640% due 02/01/2011		1,872	1,932
7.449% due 08/01/2010		896	917
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015		2,000	2,072
5.290% due 08/01/2017		5,000	5,191

Total U.S. Government Agencies (Cost $982,669)			983,123

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026		315	314

Total U.S. Treasury Obligations (Cost $311)			314

MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,268	2,177
Banc of America Funding Corp.
4.111% due 05/25/2035		3,562	3,519
Bear Stearns Adjustable Rate Mortgage Trust
5.608% due 02/25/2033		286	285
5.789% due 02/25/2033		223	226
Bear Stearns Alt-A Trust
5.368% due 05/25/2035		4,710	4,657
5.527% due 09/25/2035		1,140	1,124
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		4,803	4,754
Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035		20,743	20,466
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		3	2
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		5,133	5,107
4.801% due 11/25/2034		2,829	2,810
5.155% due 04/25/2035		425	404
CS First Boston Mortgage Securities Corp.
5.758% due 03/25/2032		101	98
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		3,462	3,311
Indymac ARM Trust
6.596% due 01/25/2032		120	120
JPMorgan Mortgage Trust
5.023% due 02/25/2035		2,526	2,476
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		1,576	1,517
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		541	523
Prime Mortgage Trust
5.265% due 02/25/2019		155	155
5.265% due 02/25/2034		754	738
Structured Asset Mortgage Investments, Inc.
5.215% due 07/19/2035		1,861	1,768
Structured Asset Securities Corp.
6.039% due 02/25/2032		40	40
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		2,659	2,599
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		4,063	3,891
Washington Mutual, Inc.
5.155% due 10/25/2045		996	936
5.483% due 02/27/2034		8	8
5.988% due 11/25/2042		428	415
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,453	5,396

Total Mortgage-Backed Securities (Cost $70,030)			69,522

ASSET-BACKED SECURITIES 1.0%
Asset-Backed Funding Certificates
4.925% due 01/25/2037		1,933	1,904
Brazos Student Finance Corp.
5.430% due 06/01/2023		715	716
First USA Credit Card Master Trust
5.156% due 04/18/2011		6,800	6,803
Fremont Home Loan Owner Trust
5.655% due 12/25/2029		238	236
HFC Home Equity Loan Asset-Backed Certificates
5.239% due 01/20/2034		2,952	2,885
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		1,532	1,476
Long Beach Mortgage Loan Trust
5.145% due 10/25/2034		87	83

Total Asset-Backed Securities (Cost $14,204)			14,103

SOVEREIGN ISSUES 0.5%
Hydro Quebec
5.188% due 09/29/2049		5,000	4,557
Peru Government International Bond
9.125% due 01/15/2008		2,545	2,545

Total Sovereign Issues (Cost $7,154)			7,102

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	9,083
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	800	808
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,788

Total Foreign Currency-Denominated Issues (Cost $8,275)			11,679

		Shares
PREFERRED STOCKS 0.7%
DG Funding Trust
6.979% due 12/31/2049		912	9,647

Total Preferred Stocks (Cost $9,440)			9,647

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.4%
Certificates of Deposit 3.4%
Calyon Financial, Inc.
5.204% due 01/16/2009		$4,800	4,793
Fortis Bank NY
4.745% due 04/28/2008		1,700	1,699
4.767% due 06/30/2008		2,600	2,598
Nordea Bank Finland PLC
4.991% due 05/28/2008		2,500	2,501
Royal Bank of Scotland Group PLC
4.734% due 03/26/2008		2,200	2,199
Skandinaviska Enskilda Banken AB
5.350% due 02/13/2009		4,490	4,486
Societe Generale NY
4.768% due 06/30/2008		12,600	12,604
5.270% due 03/26/2008		2,200	2,200
Unicredito Italiano NY
5.358% due 05/06/2008		16,200	16,190

			49,270

Commercial Paper 3.2%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		17,500	17,490
Royal Bank of Scotland Group PLC
4.740% due 01/28/2008		29,900	29,798

			47,288

Repurchase Agreements 1.5%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		15,000	15,000
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 1.000% due 12/08/2008 valued at $15,303. Repurchase proceeds are $15,002.)
3.900% due 01/02/2008		6,940	6,940
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $7,081. Repurchase proceeds are $6,942.)

			21,940

U.S. Treasury Bills 0.3%
3.027% due 03/13/2008 (a)(c)(e)		4,125	4,086

Total Short-Term Instruments (Cost $122,611)			122,584

Purchased Options (g) 0.8% (Cost $2,765)			12,367
Total Investments 103.5% (Cost $1,507,709)			$1,518,246
Written Options (h) (0.6%) (Premiums $2,877)			(9,383)
Other Assets and Liabilities (Net) (2.9%)			(41,881)

Net Assets (d) 100.0%			$1,466,982

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $1,238 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $14,129 and derivative instruments with an aggregate depreciation of ($169) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $2,848 and cash of $8,100 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	3,769	$13,871
90-Day Eurodollar June Futures	Long	06/2009	213	560
90-Day Eurodollar March Futures	Long	03/2009	2,167	5,945
90-Day Eurodollar September Futures	Long	09/2008	1,597	6,366
90-Day Eurodollar September Futures	Long	09/2009	45	127
U.S. Treasury 2-Year Note March Futures	Short	03/2008	197	(155)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	29	21
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	133	428
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,558	1,600
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	76	242
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	421	244
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	189	578
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	774	1,674

				$31,501

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	$500	$(43)
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	1,000	(34)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	1,000	(99)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	4,000	(13)
BNP Paribas Bank	General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	200	(15)
Credit Suisse USA, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.940%	09/20/2012	3,100	37
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	1,000	(1)
Credit Suisse USA, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	1,000	59
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	300	(25)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.880%	09/20/2012	1,500	14
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	300	(26)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	500	(55)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	200	0
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	2,000	(28)
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	100	(8)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	1,400	(95)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	700	(9)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	1,700	(83)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	7,400	(312)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	1,100	(4)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	3,000	1
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	100	(8)
Morgan Stanley	GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	3,400	(158)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	5,700	(144)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	400	(1)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.795%	08/20/2012	5,100	10

						$(1,040)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	$6,200	$(117)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(93)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,400	(24)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	800	(10)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	500	(5)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,400	(35)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,300	(19)

						$(303)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	7,400	$(63)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		4,300	(19)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,900	(14)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		4,800	(37)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		2,900	19
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		3,200	12
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		3,200	(48)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		4,300	(19)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	500	(9)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,100	31
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		4,500	(26)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		1,100	(20)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		6,100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		3,500	(68)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		2,500	(52)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	(16)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		700	(13)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	16
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	11,400	48
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		6,300	44
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,300	14
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		6,800	27
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		9,700	(574)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		3,100	117
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		400	(60)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		4,100	(138)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		5,800	38
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	21,300	(38)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$60,900	215
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		5,800	(58)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		23,000	92
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		7,300	23
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		24,500	97
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		3,100	(80)

							$(560)

(g) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$97,000	$460	$2,014
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	69,000	383	1,396
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	14,100	50	293
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	131,000	650	3,066
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	138,600	799	2,805
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	117,900	423	2,793

							$2,765	$12,367

(h) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$112.000	02/22/2008	19	$15	$41
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	47	35	73
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	51	40	57
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	47	20	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	51	29	13

				$139	$187

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$42,000	$462	$1,530
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	30,000	366	1,037
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	6,100	52	222
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	57,000	684	2,379
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	22,700	302	785
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	38,000	467	1,388
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	39,300	405	1,855

							$2,738	$9,196

(i) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	5.500%	01/01/2038	$71,000	$71,111	$70,922
Fannie Mae	6.000%	01/01/2038	2,000	2,019	2,031
Fannie Mae	6.500%	01/01/2038	6,000	6,167	6,168
Freddie Mac	5.500%	01/01/2038	8,000	8,012	7,984
U.S. Treasury Bonds	3.125%	11/30/2009	8,700	8,693	8,775

				$96,002	$95,880

(2)	Market value includes $63 of interest payable on short sales.

(j) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,182	05/2008	$0	$(1)	$(1)
Buy	AUD	5,870	01/2008	21	(1)	20
Sell		1,109	01/2008	6	0	6
Buy	BRL	30,118	03/2008	2,473	(4)	2,469
Buy		70,135	07/2008	3,063	0	3,063
Buy	CLP	449,507	03/2008	49	0	49
Buy	CNY	16,396	01/2008	25	0	25
Sell		16,396	01/2008	0	(41)	(41)
Sell	EUR	6,277	01/2008	15	0	15
Sell	GBP	12,475	01/2008	294	(3)	291
Buy	IDR	10,231,200	05/2008	0	(83)	(83)
Buy	INR	392,518	05/2008	561	0	561
Buy		68,726	08/2008	0	(11)	(11)
Sell	JPY	36,904	02/2008	1	0	1
Buy	KRW	2,568,436	01/2008	0	(73)	(73)
Buy		3,468,691	05/2008	3	(24)	(21)
Buy		3,676,810	08/2008	0	(18)	(18)
Buy	KWD	89	05/2008	2	0	2
Buy	MXN	79,952	03/2008	52	(13)	39
Sell		23,512	03/2008	0	(17)	(17)
Buy		22,429	07/2008	19	(2)	17
Buy	MYR	8,898	05/2008	31	0	31
Buy	NZD	783	01/2008	15	0	15
Buy		783	02/2008	0	(4)	(4)
Buy	PHP	166,018	05/2008	383	0	383
Buy	PLN	4,176	03/2008	131	0	131
Sell		4,176	03/2008	0	(19)	(19)
Buy		16,035	07/2008	633	0	633
Sell		16,035	07/2008	0	(68)	(68)
Buy	RUB	188,971	01/2008	328	0	328
Sell		188,971	01/2008	5	(1)	4
Buy		235,094	07/2008	207	0	207
Sell		27,089	07/2008	0	(4)	(4)
Buy		81,071	11/2008	1	0	1
Buy	SAR	1,211	05/2008	0	(2)	(2)
Buy	SEK	7,624	03/2008	0	(13)	(13)
Buy	SGD	6,559	02/2008	135	(1)	134
Buy		8,992	05/2008	275	0	275
Buy	ZAR	548	03/2008	3	0	3
Buy		2,078	07/2008	4	(10)	(6)

				$8,735	$(413)	$8,322

See accompanying notes

Schedule of Investments

Money Market Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.8%
Banking & Finance 5.8%
American Express Centurion Bank
5.450% due 11/07/2008	$3,900	$3,900
American Honda Finance Corp.
4.200% due 07/14/2008	7,400	7,376
Bear Stearns Cos., Inc.
5.128% due 01/15/2008	3,200	3,200
HSBC Finance Corp.
6.400% due 06/17/2008	3,570	3,593
John Deere Capital Corp.
5.038% due 09/25/2008	3,800	3,800
Wachovia Corp.
4.905% due 10/28/2008	900	899

		22,768

Industrials 1.0%
International Business Machines Corp.
5.185% due 09/02/2008	3,800	3,800

Total Corporate Bonds & Notes (Cost $26,568)		26,568

SHORT-TERM INSTRUMENTS 92.9%
Certificates of Deposit 14.0%
ABN AMRO N.A. Finance
5.405% due 07/11/2008	8,100	8,100
Barclays Bank PLC
4.989% due 03/17/2008	2,000	2,000
Citibank N.A.
5.010% due 03/12/2008	7,500	7,500
Dexia Credit Local S.A.
4.822% due 01/25/2008	13,000	13,000
ForeningsSparbanken AB
5.175% due 04/03/2008	1,000	999
Fortis Bank NY
4.894% due 05/20/2008	11,800	11,792
Royal Bank of Canada
4.972% due 04/16/2008	3,500	3,500
Royal Bank of Scotland Group PLC
4.810% due 03/26/2008	1,200	1,200
Skandinaviska Enskilda Banken AB
4.611% due 02/04/2008	6,400	6,399

		54,490

Commercial Paper 78.6%
Abbey National Treasury Services PLC
4.570% due 01/04/2008	7,500	7,498
ANZ National International Ltd.
5.090% due 01/22/2008	10,000	9,972
ASB Finance Ltd.
5.500% due 01/22/2008	6,800	6,779
Bank of America Corp.
4.920% due 03/04/2008	7,100	7,040
Calyon Financial, Inc.
4.960% due 03/11/2008	7,400	7,330
Danske Corp.
5.000% due 01/08/2008	14,000	13,988
DnB NORBank ASA
4.610% due 05/02/2008	5,000	4,922
5.080% due 02/01/2008	6,400	6,373
Fannie Mae
4.078% due 06/11/2008	11,068	10,866
4.260% due 01/29/2008	58,000	57,815
Federal Home Loan Bank
4.020% due 06/06/2008	7,681	7,547
Freddie Mac
3.000% due 01/02/2008	19,800	19,800
5.065% due 01/11/2008	12,500	12,484
General Electric Capital Corp.
5.155% due 02/29/2008	10,000	9,917
ING U.S. Funding LLC
4.950% due 01/28/2008	7,500	7,473
National Australia Bank Ltd.
4.510% due 01/18/2008	7,500	7,485
Nestle Capital Corp.
4.750% due 03/04/2008	11,325	11,232
Nordea N.A., Inc.
4.700% due 02/13/2008	12,700	12,630
Rabobank Financial Co.
4.430% due 01/04/2008	6,900	6,898
Royal Bank of Scotland Group PLC
5.000% due 02/04/2008	7,500	7,466
5.130% due 01/09/2008	3,500	3,496
Skandinaviska Enskilda Banken AB
4.940% due 06/02/2008	9,400	9,204
Svenska Handelsbanken AB
4.730% due 02/08/2008	14,900	14,828
Swedbank AB
4.850% due 01/28/2008	1,200	1,196
5.135% due 01/17/2008	9,500	9,480
Toyota Motor Credit Corp.
4.560% due 06/06/2008	6,800	6,666
UBS Finance Delaware LLC
5.020% due 02/29/2008	6,800	6,745
Unicredito Italiano SpA
5.125% due 01/22/2008	11,000	10,969
Wells Fargo & Co.
4.250% due 01/18/2008	7,000	6,987

		305,086

Repurchase Agreements 0.3%
State Street Bank and Trust Co.
3.900% due 01/02/2008	1,002	1,002
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,027. Repurchase proceeds are $1,002.)

Total Short-Term Instruments (Cost $360,578)		360,578

Total Investments 99.7% (Cost $387,146)		$387,146
Other Assets and Liabilities (Net) 0.3%		1,128

Net Assets 100.0%		$388,274

See accompanying notes

Schedule of Investments

Mortgage-Backed Securities Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.8%
SLM Corp.
3.625% due 03/17/2008	$5,000	$4,958

Total Corporate Bonds & Notes (Cost $4,974)		4,958

U.S. GOVERNMENT AGENCIES 147.7%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	136	122
4.500% due 02/01/2020 - 08/01/2020	30,702	30,201
5.000% due 06/01/2018 - 02/01/2038	136,163	134,424
5.000% due 10/01/2035 - 02/01/2036 (e)	52,104	50,876
5.015% due 10/25/2035	4,928	4,865
5.133% due 10/25/2008	12	12
5.215% due 11/25/2032	77	77
5.365% due 03/25/2032 - 07/25/2034	4,828	4,812
5.396% due 04/18/2028	8	8
5.500% due 01/01/2021 - 01/01/2038	113,326	113,949
5.500% due 02/01/2034 - 05/01/2035 (e)	71,515	71,541
5.875% due 04/25/2023	4	4
5.937% due 11/01/2018	4	4
6.000% due 12/01/2023 - 12/01/2037	81,413	82,699
6.063% due 08/01/2042 - 10/01/2044	1,866	1,894
6.252% due 10/01/2036	3,520	3,600
6.287% due 05/01/2033	572	577
6.292% due 12/01/2034	922	936
6.355% due 05/01/2023	26	27
6.500% due 09/25/2023 - 01/01/2038	47,220	48,563
6.970% due 10/01/2028	14	14
7.000% due 09/25/2023 - 01/01/2038	4,003	4,165
7.500% due 06/01/2030 - 08/01/2031	187	200
7.750% due 08/25/2022	34	36
Federal Housing Administration
5.022% due 10/25/2022	436	442
7.430% due 06/01/2019	266	270
Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	32	31
5.000% due 04/01/2037 - 02/01/2038	38,843	37,884
5.500% due 12/01/2017 - 02/01/2038	133,152	132,899
5.500% due 03/01/2037 (e)	19,041	19,004
5.533% due 02/01/2018	70	71
6.000% due 10/01/2036 - 09/01/2037	92,668	94,069
6.000% due 09/01/2037 (e)	42,548	43,190
6.063% due 10/25/2044 - 02/25/2045	4,473	4,480
6.271% due 08/01/2025	11	12
6.285% due 11/01/2028	8	8
6.404% due 07/01/2030	42	43
6.500% due 12/15/2023 - 01/01/2038	10,101	10,385
7.379% due 05/01/2032	24	24
8.000% due 06/15/2026	24	25
Ginnie Mae
4.500% due 08/20/2033	1,180	1,119
5.228% due 02/16/2032	249	249
5.278% due 08/16/2032	1,396	1,398
5.500% due 08/15/2033 - 01/01/2038	35,877	36,149
5.625% due 07/20/2022 - 08/20/2026	56	56
6.000% due 08/15/2036 - 02/01/2038	20,228	20,712
6.125% due 12/20/2021 - 11/20/2023	24	24
6.375% due 02/20/2017 - 03/20/2027	42	43
6.500% due 03/20/2016 - 05/15/2037	6,396	6,606
7.500% due 05/15/2027 - 08/15/2027	8	8

Total U.S. Government Agencies (Cost $952,794)		962,809

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
4.500% due 05/15/2017	3,100	3,214

Total U.S. Treasury Obligations (Cost $3,216)		3,214

MORTGAGE-BACKED SECURITIES 9.2%
Banc of America Structural Security Trust
5.738% due 10/11/2033	857	851
Banktrust Mortgage Trust
5.700% due 12/01/2023	92	93
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037	4,744	4,696
CC Mortgage Funding Corp.
4.995% due 05/25/2048	2,546	2,301
5.145% due 01/25/2035	172	159
Countrywide Alternative Loan Trust
5.075% due 05/25/2035	1,501	1,447
Countrywide Home Loan Mortgage Pass-Through Trust
4.801% due 11/25/2034	3,072	3,051
5.000% due 08/25/2033	359	358
5.155% due 04/25/2035	986	937
5.185% due 03/25/2035	2,676	2,538
6.201% due 04/25/2035	1,817	1,763
CS First Boston Mortgage Securities Corp.
5.758% due 03/25/2032	50	49
First Horizon Asset Securities, Inc.
5.372% due 08/25/2035	4,378	4,362
Harborview Mortgage Loan Trust
5.185% due 05/19/2047	3,104	3,037
5.275% due 11/19/2035	2,120	1,986
Indymac Index Mortgage Loan Trust
5.105% due 04/25/2035	2,563	2,428
5.185% due 02/25/2035	1,657	1,576
Merrill Lynch Mortgage Trust
5.017% due 01/12/2044	2,893	2,883
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	3,548	3,478
5.408% due 03/15/2025	34	33
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	30	30
Prime Mortgage Trust
5.000% due 02/25/2019	516	510
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	559	587
Sequoia Mortgage Trust
5.299% due 07/20/2033	282	275
5.315% due 10/19/2026	427	417
5.329% due 10/20/2027	116	111
Structured Adjustable Rate Mortgage Loan Trust
5.085% due 05/25/2037	3,628	3,470
6.062% due 05/25/2035	2,478	2,402
Structured Asset Mortgage Investments, Inc.
5.295% due 09/19/2032	167	163
Structured Asset Securities Corp.
5.365% due 12/25/2033	2,107	2,025
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021	2,073	2,042
Washington Mutual, Inc.
4.551% due 03/25/2033	4,031	3,957
5.135% due 12/25/2045	2,569	2,407
5.405% due 12/25/2027	2,436	2,330
5.788% due 02/25/2046	1,464	1,425

Total Mortgage-Backed Securities (Cost $61,680)		60,177

ASSET-BACKED SECURITIES 3.3%
ACE Securities Corp.
4.915% due 06/25/2036	849	842
Amortizing Residential Collateral Trust
5.155% due 07/25/2032	25	25
5.215% due 10/25/2031	23	22
Bear Stearns Asset-Backed Securities Trust
5.135% due 09/25/2035	187	187
Centex Home Equity
5.165% due 01/25/2032	32	32
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033	48	44
Citibank Omni Master Trust
5.962% due 12/23/2013	5,600	5,597
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,921	1,438
Credit-Based Asset Servicing & Securitization LLC
5.045% due 01/25/2035	1	1
EMC Mortgage Loan Trust
5.615% due 08/25/2040	294	271
GSR Mortgage Loan Trust
4.965% due 11/25/2030	453	450
HFC Home Equity Loan Asset-Backed Certificates
5.299% due 09/20/2033	1,796	1,752
Home Equity Asset Trust
5.465% due 11/25/2032	3	2
Long Beach Mortgage Loan Trust
4.955% due 01/25/2046	382	381
Quest Trust
5.425% due 06/25/2034	1	1
Renaissance Home Equity Loan Trust
5.245% due 12/25/2032	68	66
5.305% due 08/25/2033	327	318
Residential Funding Mortgage Securities II, Inc.
4.965% due 02/25/2036	2,349	2,300
Soundview Home Equity Loan Trust
4.945% due 06/25/2037	3,246	3,186
Specialty Underwriting & Residential Finance
5.205% due 01/25/2034	35	34
Structured Asset Securities Corp.
5.155% due 01/25/2033	43	42
Wells Fargo Home Equity Trust
5.105% due 10/25/2035	1,511	1,417
5.115% due 12/25/2035	3,561	3,442

Total Asset-Backed Securities (Cost $22,452)		21,850

SHORT-TERM INSTRUMENTS 2.1%
Commercial Paper 0.9%
UBS Finance Delaware LLC
4.000% due 01/02/2008	5,800	5,800

Repurchase Agreements 0.0%
State Street Bank and Trust Co.
3.900% due 01/02/2008	397	397

(Dated 12/31/2007. Collateralized by Fannie Mae 6.000% due 05/15/2008 valued at $405. Repurchase proceeds are $397.)
U.S. Treasury Bills 1.2%
2.875% due 02/28/2008 - 03/13/2008 (b)(c)(f)	7,655	7,584

Total Short-Term Instruments (Cost $13,809)		13,781

Purchased Options (h) 0.0% (Cost $45)		18

Total Investments 163.6%		$1,066,807
(Cost $1,058,970)
Written Options (i) (0.0%)		0
(Premiums $51)
Other Assets and Liabilities (Net) (63.6%)		(414,861)

Net Assets (d) 100.0%		$651,946

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $7,181 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $15,214 and derivative instruments with an aggregate appreciation of $5,404 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended December 31, 2007 was $148,533 at a weighted average interest rate of 5.010%. On December 31, 2007, securities valued at $150,028 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $154 and cash of $900 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	814	$2,796
U.S. Treasury 10-Year Note March Futures	Short	03/2008	122	(36)

				$2,760

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%)	07/12/2043	$1,946	$1,649
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	500	85
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	1,500	1,358
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	1,500	1,318

						$4,410

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	$5,000	$1,295
Deutsche Bank AG	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	6,000	(1,523)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	3,000	(1,416)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	3,000	1,502
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	4,500	(1,104)

						$(1,246)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	$13,400	$(44)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2015	24,600	(14)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	11,200	(180)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $119	07/01/2011	3,000	(117)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	06/18/2015	2,430	14
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	32,000	(443)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	32,000	(177)

						$(961)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Long	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $900	09/18/2027	3,000,000	$994

(h) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.750%	01/31/2008	$8,100	$45	$18

(i) Written options outstanding on December 31, 2007:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 01/01/2038	$98.500	01/03/2008	$18,000	$51	$0

(j) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	4.500%	01/01/2023	$4,000	$3,909	$3,938
Fannie Mae	5.000%	01/01/2023	10,500	10,432	10,512
Fannie Mae	5.500%	01/01/2038	40,000	39,884	39,956
Fannie Mae	6.000%	01/01/2038	5,000	5,086	5,077
Freddie Mac	5.500%	01/01/2038	50,000	49,441	49,898
Freddie Mac	6.000%	01/01/2038	77,000	78,155	78,143
U.S. Treasury Notes	4.500%	05/15/2017	8,878	9,293	9,283

				$196,200	$196,807

(2)	Market value includes $78 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Municipal Bond Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%
Daimler Finance North America LLC
9.000% due 08/03/2012	$2,000	$1,928

Total Bank Loan Obligations (Cost $1,906)		1,928

MUNICIPAL BONDS & NOTES 98.7%
Alabama 1.3%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,374
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,527

		5,901

Alaska 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	541
Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,591

		2,132

Arizona 1.9%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,021
Arizona State Salt Verde Financial Corporation Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,705
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	10	10
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	855	883

		8,619

Arkansas 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,978

California 20.6%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	980
Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,787
Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,190
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,656
California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	5,000	4,775
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	658
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,549
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	446
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	39,370	43,206
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	4,329
5.125% due 06/01/2047	2,000	1,682
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	907
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,771
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
4.750% due 07/01/2039	5,235	5,247
Metropolitan Water District of Southern California State Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,057
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,156
0.000% due 08/01/2016	1,400	993
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	905
4.800% due 09/01/2017	875	843
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	408
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,506
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,151

		91,202

Colorado 0.6%
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	997
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	35	36
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	25	25
6.750% due 04/01/2015	40	41
Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,429

		2,528

Connecticut 1.4%
Connecticut State General Obligation Notes, Series 2001
7.094% due 06/15/2010	5,000	6,001

Florida 3.5%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,421
Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (b)	10,200	9,690
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	318
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	946

		15,375

Georgia 0.3%
Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,318
Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	212

		1,530

Hawaii 0.2%
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,016

Illinois 5.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	555
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	299
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,214
Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,120
Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,244
Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,779
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	111
0.000% due 12/01/2014	255	192
0.000% due 12/01/2015	1,885	1,350
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	107
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	819
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	733
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,533
Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,707
Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	690
9.000% due 02/01/2011	690	802
9.000% due 02/01/2012	1,065	1,286
Northern Illinois Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,086
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	941
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,056

		22,624

Indiana 2.3%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,508
Danville, Indiana Multi-School Building Corporation Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	175
4.500% due 01/15/2013	190	196
4.650% due 01/15/2014	210	217
4.750% due 01/15/2015	235	243
4.850% due 01/15/2016	295	305
Danville, Indiana Multi-School Building Corporation Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	298
4.750% due 07/15/2009	200	204
5.000% due 07/15/2010	180	186
Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	784
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,669
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,118
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,261
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	426
5.200% due 02/01/2012	230	242
5.500% due 02/01/2015	180	192
Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	994

		10,018

Kansas 0.1%
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	564

Kentucky 0.1%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	645	650

Louisiana 3.3%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2018 (d)	5,000	5,227
5.000% due 04/01/2019 (d)	700	730
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	115	119
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (d)	6,430	6,202
5.875% due 05/15/2039	2,000	1,929
7.116% due 11/15/2031	285	266

		14,473

Maryland 0.8%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	4,000	3,686

Massachusetts 1.8%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	5,090	5,011
Commonwealth of Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
3.510% due 01/01/2017	1,000	1,072
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	913
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	170	170
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	541

		7,798

Michigan 2.0%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,912
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,361
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,067
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,286

		8,679

Minnesota 1.1%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	4,977

Missouri 3.2%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	452
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,020
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,091
5.000% due 11/01/2015	540	569
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	370
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	385	396
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,269
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,151

		14,318

New Jersey 7.2%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	554
5.250% due 02/15/2010	570	577
New Jersey State Building Authority Revenue Bonds, Series 2007
5.000% due 06/15/2023	5,000	5,246
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,324
5.600% due 01/01/2012	1,000	1,004
6.000% due 11/01/2028	3,500	3,186
6.375% due 04/01/2018	1,500	1,748
6.500% due 04/01/2031	2,115	2,276
6.800% due 04/01/2018	710	763
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,513
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	552
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,720
6.375% due 06/01/2032	1,000	1,132
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	6,112

		31,707

New York 7.8%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,917
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,232
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,140
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,193
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,597
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	3,500	3,454
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,570
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	630	650
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,490	2,681
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,176
New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,958

		34,568

North Carolina 1.0%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	576
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,000
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,971

		4,547

Ohio 2.5%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2007
5.000% due 02/01/2013	4,700	4,836
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	428
5.875% due 06/01/2047	3,000	2,865
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,195
5.375% due 12/01/2021	1,750	1,901

		11,225

Oklahoma 0.0%
Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	925	212

Pennsylvania 0.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	772
Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	725
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	922

		2,519

Puerto Rico 2.3%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,517
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	161
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	797
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	6,607
0.000% due 08/01/2054	10,000	887

		9,969

Rhode Island 1.9%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,302
6.250% due 06/01/2042	6,025	6,027

		8,329

South Carolina 0.6%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,584

Tennessee 1.7%
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,056
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,130
Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	635	644
Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	4,862

		7,692

Texas 14.1%
Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	953
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,018
Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	465	479
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,013
Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,397
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,398
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
6.070% due 07/01/2025	2,500	2,502
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,012
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,810
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,578
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,074
Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,049
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11
North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	956
North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,085
North Texas State Tollway Authority Notes, Series 2007
4.125% due 11/19/2008	4,500	4,507
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,855
Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	795
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	957
San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,096
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	237
Spring Branch, Texas Independent School District General Obligation Bonds, (FSA PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	10,000	10,020
Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	544
Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,073
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024 (d)	5,000	5,126
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,541
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	520

		62,606

Utah 1.8%
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,629
0.000% due 06/15/2029	10,000	3,236

		7,865

Virgin Islands 0.3%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,530

Virginia 0.2%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,016

Washington 3.3%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,996
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,503
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,731
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,108
Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA SCH BD GTY Insured), Series 2007
5.000% due 12/01/2023	1,220	1,294

		14,632

West Virginia 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,181

Wisconsin 2.1%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,528
5.000% due 10/01/2019	1,040	1,119
South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	390
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	3,045	3,113
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	790	813
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,580	1,618

		9,319

Total Municipal Bonds & Notes (Cost $434,755)		437,570

SHORT-TERM INSTRUMENTS 2.8%
Repurchase Agreements 2.3%
State Street Bank and Trust Co.
3.900% due 01/02/2008	10,276	10,276
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 02/15/2008 valued at $10,486. Repurchase proceeds are $10,278.)

U.S. Treasury Bills 0.5%
2.991% due 02/28/2008 - 03/13/2008 (a)(c)(e)	2,285	2,266

Total Short-Term Instruments (Cost $12,548)		12,542

Total Investments 102.0% (Cost $449,209)		$452,040
Other Assets and Liabilities (Net) (2.0%)		(8,775)

Net Assets 100.0%		$443,265

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Securities with an aggregate market value of $1,488 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds.

(e) Securities with an aggregate market value of $778 and cash of $2,381 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note March Futures	Long	03/2008	300	$81
U.S. Treasury 10-Year Note March Futures	Long	03/2008	70	70
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	457	690

				$841

(f) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,499	$1,541	0.35%

See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 91.4%
Alabama 1.0%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	$750	$622

Arkansas 0.4%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	257

California 2.9%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	312
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	502
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	987

		1,801

Illinois 0.9%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	544

Indiana 0.8%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	476

New Jersey 1.4%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	831

New York 74.1%
Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,130
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	539
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	90
Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,108
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	552
Liberty, New York Development Corporations Revenue Bonds, Series 2007
5.500% due 10/01/2037	250	274
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	486
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	536
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,048
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	2,300	2,459
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	270
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	263
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	516
5.000% due 01/01/2046	1,500	1,529
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	1,400	1,381
New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	238
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	245	249
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	32
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	546
5.250% due 02/01/2029	500	528
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	644
New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	414
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	269
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.790% due 08/15/2022	250	258
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2006
3.380% due 07/01/2027	2,000	2,000
New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	775
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	156
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	440
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	779
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,096
5.000% due 07/01/2026	500	455
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,064
5.000% due 02/15/2037	1,000	1,022
New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,032
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	151
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	483
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	264
New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	536
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	868
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,792
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	990
5.000% due 06/15/2014	400	427
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	539
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,033
New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	356
New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	152
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,021
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	466
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	535
New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,092
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	262
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	544
5.000% due 04/01/2015	500	548
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	531
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,015
New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	525
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	805
New York State Urban Development Corporations Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,189
New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	530
New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	522
Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	479
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	542
Saratoga County, New York Industrial Development Agency Revenue Bonds, Series 2007
5.000% due 12/01/2017	400	408
Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	548
Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	265
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	538

		45,340

Puerto Rico 7.7%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	997
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	262
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,011
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	216
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,101
Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	575
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	443

		4,712

Texas 1.8%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	571
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	404
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	128

		1,103

Virgin Islands 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	255

6.125% due 07/01/2022		55,941

(Cost $55,980)
SHORT-TERM INSTRUMENTS 4.3%
Repurchase Agreements 4.1%
State Street Bank and Trust Co.
3.900% due 01/02/2008	2,519	2,519
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 04/18/2008 valued at $2,573. Repurchase proceeds are $2,520.)

U.S. Treasury Bills 0.2%
2.748% due 03/13/2008 (a)(b)	130	129

Total Short-Term Instruments (Cost $2,648)		2,648

Total Investments 95.7% (Cost $58,628)		$58,589
Other Assets and Liabilities (Net) 4.3%		2,656

Net Assets 100.0%		$61,245

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $129 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	65	$41

See accompanying notes

Schedule of Investments

Real Return Asset Fund

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.3%
Daimler Finance North America LLC
9.000% due 08/03/2012		$12,500	$12,051
Georgia-Pacific Corp.
6.580% due 12/20/2012		155	148
6.831% due 12/20/2012		191	182
6.896% due 12/20/2012		1,619	1,545
Shackleton Re Ltd.
12.875% due 08/01/2008		3,000	2,985
13.000% due 08/01/2008		1,500	1,493
SLM Corp.
1.000% due 06/30/2008		2,000	1,993

Total Bank Loan Obligations (Cost $20,348)			20,397

CORPORATE BONDS & NOTES 12.3%
Banking & Finance 9.9%
American Express Bank FSB
6.000% due 09/13/2017		4,400	4,432
American Express Centurion Bank
6.000% due 09/13/2017		4,400	4,433
American International Group, Inc.
5.850% due 01/16/2018		4,300	4,336
Atlantic & Western Re Ltd.
11.481% due 01/09/2009		1,900	1,920
Bank of America N.A.
5.040% due 02/27/2009		7,200	7,188
Barclays Bank PLC
5.450% due 09/12/2012		12,100	12,415
6.050% due 12/04/2017		7,800	7,874
7.434% due 09/29/2049		1,200	1,249
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		5,800	5,969
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	923
Calabash Re II Ltd.
13.391% due 01/08/2010		700	723
14.591% due 01/08/2010		400	428
15.891% due 01/08/2010		300	315
Citigroup Capital XXI
8.300% due 12/21/2057		1,600	1,675
Citigroup Funding, Inc.
4.896% due 04/23/2009		7,300	7,258
Citigroup, Inc.
4.872% due 12/28/2009		8,400	8,251
5.024% due 01/30/2009		1,700	1,686
East Lane Re Ltd.
11.911% due 05/06/2011		400	402
Export-Import Bank of Korea
5.460% due 10/04/2011		4,500	4,507
Ford Motor Credit Co. LLC
7.875% due 06/15/2010		7,500	6,924
Foundation Re II Ltd.
11.655% due 11/26/2010		2,000	2,073
General Electric Capital Corp.
5.172% due 12/12/2008		1,500	1,500
GMAC LLC
6.119% due 05/15/2009		1,000	932
6.875% due 09/15/2011		1,600	1,370
6.875% due 08/28/2012		2,500	2,097
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		8,700	8,551
Longpoint Re Ltd.
10.241% due 05/08/2010		1,400	1,437
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		4,800	4,885
Mirage Resorts, Inc.
6.750% due 02/01/2008		1,000	1,005
Mystic Re Ltd.
14.081% due 12/05/2008		1,500	1,528
Nuveen Investments, Inc.
10.500% due 11/15/2015		4,100	4,105
Phoenix Quake Wind I Ltd.
7.680% due 07/03/2008		1,750	1,752
Rabobank Nederland
5.262% due 01/15/2009		1,400	1,398
Redwood Capital IX Ltd.
7.643% due 01/09/2008		900	900
11.493% due 01/09/2008		400	400
Rockies Express Pipeline LLC
5.776% due 08/20/2009		9,600	9,607
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		4,000	4,018
Shackleton Re Ltd.
12.960% due 02/07/2008		3,000	3,011
SLM Corp.
5.294% due 07/25/2008		600	588
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	100
UBS AG
5.875% due 12/20/2017		1,400	1,413
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		5,100	5,091
Vita Capital II Ltd.
6.131% due 01/01/2010		400	395
Vita Capital III Ltd.
6.351% due 01/01/2012		1,600	1,576
VTB Capital S.A.
5.494% due 08/01/2008		4,200	4,163
Wachovia Bank N.A.
5.194% due 12/02/2010		5,200	5,163

			151,966

Industrials 1.5%
America Movil SAB de C.V.
4.958% due 06/27/2008		10,000	10,000
C8 Capital SPV Ltd.
6.640% due 12/29/2049		900	856
Caesars Entertainment, Inc.
8.875% due 09/15/2008		1,600	1,662
EchoStar DBS Corp.
5.750% due 10/01/2008		1,300	1,302
6.375% due 10/01/2011		2,000	1,981
Kraft Foods, Inc.
6.000% due 02/11/2013		2,200	2,264
6.125% due 02/01/2018		1,800	1,817
Weyerhaeuser Co.
5.884% due 09/24/2009		3,800	3,812

			23,694

Utilities 0.9%
BellSouth Corp.
4.240% due 04/26/2021		2,400	2,392
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	101
Embarq Corp.
7.082% due 06/01/2016		800	825
Enel Finance International S.A.
5.700% due 01/15/2013		8,400	8,538
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,500	2,500

			14,356

Total Corporate Bonds & Notes (Cost $189,326)			190,016

CONVERTIBLE BONDS 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037		6,025	6,725

Total Convertible Bonds (Cost $6,126)			6,725

MUNICIPAL BONDS & NOTES 0.4%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.728% due 01/01/2014		200	208
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	1,027
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	482
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		1,100	1,144
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.869% due 12/15/2013		200	205
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	1,274
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		8,400	745
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,800	1,731

Total Municipal Bonds & Notes (Cost $6,671)			6,816

COMMODITY INDEX-LINKED NOTES 1.6%
Dow Jones-AIG Commodity Index Total Return 1.1%
AIG-Fp Matched Funding Corp.
5.210% due 07/15/2008		13,000	16,495
Goldman Sachs Commodity Index Total Return 0.5%
Morgan Stanley
4.805% due 07/07/2008		7,000	7,013

Total Commodity Index-Linked Notes (Cost $20,000)			23,508

U.S. GOVERNMENT AGENCIES 53.3%
Fannie Mae
5.000% due 05/01/2036 - 11/01/2037		37,102	36,214
5.500% due 12/01/2033 - 01/01/2038		532,418	531,910
6.000% due 07/01/2021 - 10/01/2037		99,852	101,534
6.063% due 10/01/2044		356	358
6.064% due 09/01/2044		321	323
6.500% due 01/01/2038		64,500	66,304
Freddie Mac
5.000% due 02/15/2020 - 06/01/2037		8,012	7,991
5.145% due 09/25/2031		151	151
5.500% due 09/01/2037		200	200
6.000% due 11/01/2036 - 09/01/2037		63,501	64,463
Ginnie Mae
5.500% due 06/15/2036 (f)		3,925	3,954
5.500% due 07/15/2037		992	999
6.500% due 01/15/2037 - 08/15/2037		3,556	3,673
6.500% due 07/15/2037 (f)		2,315	2,392

Total U.S. Government Agencies (Cost $809,855)			820,466

U.S. TREASURY OBLIGATIONS 125.1%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013		22,978	23,685
1.875% due 07/15/2015		107	110
2.000% due 04/15/2012		15,649	16,224
2.000% due 01/15/2014		16,734	17,290
2.000% due 01/15/2016		6,316	6,483
2.000% due 01/15/2026		503,782	501,893
2.375% due 04/15/2011		13,082	13,639
2.375% due 01/15/2025		546,988	574,423
3.375% due 04/15/2032		2,354	3,016
3.625% due 04/15/2028		352,585	446,792
3.875% due 04/15/2029		212,223	280,864
U.S. Treasury Notes
4.625% due 02/29/2012		39,300	41,253

Total U.S. Treasury Obligations (Cost $1,907,255)			1,925,672

MORTGAGE-BACKED SECURITIES 1.4%
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		311	311
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		8,110	8,016
4.550% due 08/25/2035		4,440	4,374
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		330	322
4.248% due 08/25/2035		1,952	1,914
4.748% due 08/25/2035		2,175	2,146
4.900% due 12/25/2035		333	329
Countrywide Home Loan Mortgage Pass-Through Trust
5.205% due 06/25/2035		515	504
GSR Mortgage Loan Trust
4.539% due 09/25/2035		2,966	2,944

Total Mortgage-Backed Securities (Cost $20,740)			20,860

ASSET-BACKED SECURITIES 0.1%
Lehman XS Trust
4.945% due 07/25/2046		1,266	1,255
Merrill Lynch Mortgage Investors, Inc.
4.925% due 04/25/2037		168	167
Residential Asset Securities Corp.
4.935% due 04/25/2036		35	35

Total Asset-Backed Securities (Cost $1,470)			1,457

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.500% due 03/31/2030		100	114

Total Sovereign Issues (Cost $102)			114

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012	BRL	3,800	1,946
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	325	409
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	4,827
6.500% due 09/15/2067	GBP	6,700	13,476
Green Valley Ltd.
8.376% due 01/10/2011	EUR	700	1,025
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	502,500	4,452
1.100% due 12/10/2016		1,560,000	14,050
Pylon Ltd.
6.224% due 12/29/2008	EUR	700	1,022
8.841% due 12/29/2008		1,200	1,771
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		800	1,165
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,700	8,964

Total Foreign Currency-Denominated Issues (Cost $51,021)			53,107

SHORT-TERM INSTRUMENTS 9.2%
Certificates of Deposit 1.9%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$14,100	14,104
Calyon Financial, Inc.
5.204% due 01/16/2009		4,800	4,793
Nordea Bank Finland PLC
5.188% due 12/01/2008		6,600	6,594
Royal Bank of Scotland Group PLC
4.734% due 03/26/2008		4,000	3,999
Societe Generale NY
4.806% due 03/26/2008		400	400

			29,890

Commercial Paper 2.6%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		27,800	27,784
Freddie Mac
3.000% due 01/02/2008		11,900	11,898

			39,682

Repurchase Agreements 0.4%
Fixed Income Clearing Corp.
3.900% due 01/02/2008		5,994	5,994
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 2.750% due 03/14/2008 valued at $6,115. Repurchase proceeds are $5,995.)
U.S. Treasury Bills 4.3%
2.890% due 02/28/2008 - 03/13/2008 (a)(c)(d)(g)		66,546	66,179

Total Short-Term Instruments (Cost $141,799)			141,745

Purchased Options (i) 0.6% (Cost $5,581)			9,648
Total Investments 209.2% (Cost $3,180,294)			$3,220,531
Written Options (j) (0.8%) (Premiums $8,087)			(12,469)
Other Assets and Liabilities (Net) (108.4%)			(1,668,769)

Net Assets (e) 100.0%			$1,539,293

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $13,135 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $49,641 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $31,211 and derivative instruments with an aggregate depreciation of ($2,844) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $5,000 at a weighted average interest rate of 4.600%. On December 31, 2007, securities valued at $6,346 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $2,407 and cash of $10,300 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	805	$509
90-Day Euribor June Futures	Long	06/2009	115	177
90-Day Euribor March Futures	Long	03/2009	115	157
90-Day Euribor September Futures	Short	09/2008	65	44
90-Day Eurodollar December Futures	Long	12/2008	952	3,786
90-Day Eurodollar June Futures	Long	06/2008	517	1,659
90-Day Eurodollar June Futures	Long	06/2009	945	3,763
90-Day Eurodollar March Futures	Long	03/2008	161	348
90-Day Eurodollar March Futures	Long	03/2009	2,789	9,844
90-Day Eurodollar September Futures	Long	09/2008	893	2,389
90-Day Eurodollar September Futures	Long	09/2009	315	837
Euro-Bund 10-Year Bond March Futures	Short	03/2008	256	813
Japan Government 10-Year Bond March Futures	Long	03/2008	48	283
U.S. Treasury 5-Year Note March Futures	Short	03/2008	627	(486)
U.S. Treasury 10-Year Note March Futures	Short	03/2008	46	1
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	3,187	2,899
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	45	29
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	526	455
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	45	32
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	409	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	23
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	311	395

				$27,945

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	09/20/2012	$700	$(21)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	1,300	(16)
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%)	12/20/2012	1,000	0
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	400	(33)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	1.400%	09/20/2008	1,400	(62)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	500	(57)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%	09/20/2012	1,400	7
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	4,600	(7)
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	3,200	(3)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	3,200	(7)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	3,200	(8)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	1,800	(10)
Bear Stearns & Co., Inc.	Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%)	12/20/2012	3,400	(1)
BNP Paribas Bank	Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%)	12/20/2012	900	(1)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	1,000	(1)
BNP Paribas Bank	Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%)	12/20/2012	1,100	(1)
BNP Paribas Bank	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%)	12/20/2012	1,000	1
Citibank N.A.	Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%)	12/20/2012	1,000	1
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	1,200	(53)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%)	12/20/2012	900	0
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	2,100	134
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	400	(13)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	400	(12)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	300	(9)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%	09/20/2012	500	(6)
Credit Suisse USA, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	1,500	5
Credit Suisse USA, Inc.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	1,100	1
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	1,300	(2)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	600	14
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	6,400	(16)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%)	12/20/2012	2,500	70
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	3,000	(7)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	3,000	(7)
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	500	(3)
Goldman Sachs & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	1,000	1
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	1,000	(19)
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	12/20/2012	600	0
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%	09/20/2008	3,600	(120)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,900	(194)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	2,400	(274)
Goldman Sachs & Co.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	1,900	2
Goldman Sachs & Co.	Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	600	1
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%)	09/20/2012	3,100	32
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%)	09/20/2012	2,800	31
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	3,000	2
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	1,700	(75)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	800	(70)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	1,700	(34)
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	700	10
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	500	8
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.420%	09/20/2012	1,200	(21)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.425%	09/20/2008	2,200	(97)
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	3,000	(2)
Lehman Brothers, Inc.	VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	300	(1)
Morgan Stanley	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	1,800	(159)
Morgan Stanley	GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	1,100	(20)
Morgan Stanley	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.630%)	12/20/2012	6,400	10
Morgan Stanley	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%)	12/20/2012	800	(3)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	1,600	(2)
Morgan Stanley	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	800	(2)
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%)	12/20/2012	900	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	1,400	(31)
UBS Warburg LLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	1,400	21

						$(1,129)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	$3,800	$27
Bank of America	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	4,900	(6)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	4,400	18
Barclays Bank PLC	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	12,900	(19)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	36,690	447
Goldman Sachs & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	5,000	(8)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	4,200	(12)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	2,300	(3)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	18,100	105
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	15,000	(60)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	4,400	(8)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	28,600	347
Morgan Stanley	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	28,600	347
Morgan Stanley	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	5,400	(4)
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	18,400	(16)

						$1,155

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	33,100	$(193)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		4,100	120
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		28,600	(485)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		89,800	(893)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		4,900	(85)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		35,200	(207)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		4,400	130
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		15,100	(253)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	31,100	(708)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		9,400	(320)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		55,600	(1,816)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2012	CAD	5,100	18
Bank of America	3-Month Canadian Bank Bill	Pay	5.500%	06/20/2017		3,000	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	3,700	46
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		10,700	(33)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		3,400	31
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	23
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		3,400	1
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		12,200	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		3,000	(44)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011		100	2
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		7,600	(17)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		7,200	7
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		12,200	(2)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	604
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	57
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		32,400	92
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		8,100	58
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		8,100	10
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	59,900	(747)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.250%	12/14/2017		900	6
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		6,700	(547)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		6,000	329
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,700	54
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,900	103
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		51,900	922
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		6,000	(136)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,800	512
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,200	40
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.183%	12/19/2017		3,900	(9)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		2,100	(24)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		7,500	(157)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017	JPY	2,080,000	(27)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		510,000	(5)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		510,000	(6)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,500,000	98
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		1,220,000	(69)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	53,000	57
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		20,400	(26)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		199,000	(481)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$97,400	198
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		26,800	83
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		4,400	58
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		123,800	849
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		55,600	182
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		9,700	6
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		5,500	(453)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		5,900	(563)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		2,600	61
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		2,400	7
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		4,800	(23)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		112,900	234
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		33,800	(634)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		56,800	1,606
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		3,600	16
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.000%	06/18/2013		13,500	(114)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		17,700	(275)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		33,500	(53)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		40,000	1,045
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		150,000	2,457

							$715

(i) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$122.000	02/22/2008	428	$8	$7
Call - CBOT U.S. Treasury 5-Year Note March Futures	126.000	02/22/2008	172	3	3
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	27	1	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/22/2008	381	7	6
Call - CBOT U.S. Treasury 10-Year Note March Futures	137.000	02/22/2008	1,046	20	16
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.000	02/22/2008	496	9	8
Call - CBOT U.S. Treasury 10-Year Note March Futures	141.000	02/22/2008	3,100	59	48
Call - CBOT U.S. Treasury 10-Year Note March Futures	142.000	02/22/2008	87	2	1
Call - CBOT U.S. Treasury 30-Year Bond March Futures	139.000	02/22/2008	309	6	5

				$114	$94

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$125,000	$700	$2,530
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	27,900	141	579

							$841	$3,109

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	9,500	$299	$1,089
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		9,500	299	72
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		12,200	643	1,138
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		12,200	643	559
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$43,500	1,145	164
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		43,500	1,145	3,394
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		4,000	72	28

						$4,246	$6,444

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 03/01/2038	$105.000	03/05/2008	$40,000	$5	$0
Call - OTC Freddie Mac 6.000% due 02/01/2038	104.000	02/05/2008	721	0	0
Call - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	120.000	03/14/2008	80,000	19	0
Call - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	120.000	03/14/2008	50,000	12	0
Put - OTC Fannie Mae 5.500% due 02/01/2038	88.500	02/05/2008	156,600	18	0
Put - OTC Fannie Mae 6.500% due 03/01/2038	94.000	03/05/2008	64,500	8	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	72.500	03/17/2008	50,000	12	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	83.000	01/28/2008	300,000	70	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	70.000	03/05/2008	135,000	32	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	78.000	03/17/2008	375,000	88	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	73.000	03/14/2008	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	83.000	01/16/2008	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	88.000	01/28/2008	300,000	70	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	90.000	03/14/2008	60,000	14	0

				$380	$1

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	313	$125	$890

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 30- Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$5,300	$256	$575
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	5,300	193	74
Call -OTC 10- Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	10,000	266	521
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	10,000	266	124
Call -OTC 30- Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	6,700	280	727
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	6,700	283	93
Call -OTC 10- Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	11,100	279	579
Put - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	11,100	269	137
Call - OTC 7- Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	10,000	322	451
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	321	268
Call -OTC 30- Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	9,400	326	1,021
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	9,400	465	131
Call-OTC 10- Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	10,000	296	521
Put - OTC 10-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	10,000	201	124
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	54,000	664	1,972
Call -OTC 10- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	8,000	201	417
Put - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,000	194	99
Call - OTC 5- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	12,000	136	437
Call - OTC 7- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	30,000	859	1,353
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	30,000	1,066	803

							$7,143	$10,427

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$12,900	$162	$49
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	12,900	591	1,007
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	4,000	66	96

					$819	$1,152

(k) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2038	$37,500	$36,938	$36,592
Fannie Mae	5.500%	01/01/2038	100,000	99,566	99,891
Fannie Mae	6.000%	01/01/2023	14,300	14,568	14,633
Fannie Mae	6.000%	01/01/2038	44,800	45,528	45,493
Freddie Mac	5.000%	01/01/2038	2,100	2,062	2,049
Freddie Mac	6.000%	01/01/2038	64,700	65,702	65,660
Ginnie Mae	5.500%	01/01/2038	5,000	4,994	5,037
Ginnie Mae	6.500%	01/01/2038	6,000	6,201	6,196
Treasury Inflation Protected Securities	1.625%	01/15/2015	49,963	49,421	50,213
Treasury Inflation Protected Securities	2.000%	07/15/2014	82,941	84,397	85,794
Treasury Inflation Protected Securities	2.375%	01/15/2017	29,697	31,254	31,378
Treasury Inflation Protected Securities	2.375%	01/15/2027	154,353	159,101	163,438
Treasury Inflation Protected Securities	2.500%	07/15/2016	3,330	3,494	3,555
Treasury Inflation Protected Securities	2.625%	07/15/2017	24,638	26,127	26,620
Treasury Inflation Protected Securities	3.000%	07/15/2012	68,708	73,775	74,520
U.S. Treasury Bonds	3.875%	10/31/2012	45,000	45,320	46,299
U.S. Treasury Bonds	4.750%	08/15/2017	17,100	17,954	18,450
U.S. Treasury Bonds	4.750%	02/15/2037	5,000	5,165	5,333
U.S. Treasury Notes	4.125%	08/31/2012	20,700	21,197	21,629
U.S. Treasury Notes	4.250%	11/15/2013	7,000	7,153	7,304
U.S. Treasury Notes	4.750%	05/15/2014	0	1	0

				$799,918	$810,084

(2)	Market value includes $1,657 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	20,728	03/2008	$735	$0	$735
Buy		62,384	07/2008	2,773	0	2,773
Sell		3,739	07/2008	0	(31)	(31)
Sell	CAD	686	01/2008	0	(15)	(15)
Sell	CHF	1,305	03/2008	6	0	6
Buy	CNY	142,230	01/2008	440	0	440
Sell		142,230	01/2008	0	(235)	(235)
Buy		149,665	03/2008	327	0	327
Sell		149,665	03/2008	0	(354)	(354)
Buy	EUR	317	01/2008	0	(3)	(3)
Sell		19,389	01/2008	43	(18)	26
Buy	GBP	177	01/2008	0	0	0
Sell		23,719	01/2008	604	0	604
Buy	JPY	1,947,362	02/2008	70	0	70
Sell		6,317,113	02/2008	127	(2)	124
Buy	KRW	304,960	01/2008	0	(9)	(9)
Buy		9,599,615	05/2008	37	0	37
Buy	MXN	250,407	03/2008	10	(93)	(83)
Buy		286,178	07/2008	219	0	219
Sell		329,115	07/2008	192	0	192
Buy	MYR	10,139	05/2008	72	0	72
Buy	PLN	14,904	07/2008	599	0	599
Buy	RUB	299,617	01/2008	481	0	481
Sell		299,617	01/2008	23	(122)	(99)
Buy		127,635	11/2008	0	(23)	(23)
Buy	SGD	503	02/2008	13	0	13
Buy		7,379	05/2008	228	0	228

				$6,999	$(905)	$6,094

See accompanying notes

Schedule of Investments

Real Return Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.9%
Daimler Finance North America LLC
9.000% due 08/03/2012		$60,500	$58,328
Ford Motor Co.
8.000% due 12/15/2013		4,962	4,604
Georgia-Pacific Corp.
6.580% due 12/20/2012		1,123	1,072
6.831% due 12/20/2012		1,333	1,273
6.896% due 12/20/2012		11,333	10,817
Shackleton Re Ltd.
12.875% due 08/01/2008		9,000	8,955
13.000% due 08/01/2008		3,000	2,985
SLM Corp.
6.250% due 02/16/2008		16,000	15,942
Tribune Co.
7.396% due 05/30/2009		10,000	9,677

Total Bank Loan Obligations (Cost $114,165)			113,653

CORPORATE BONDS & NOTES 8.6%
Banking & Finance 6.9%
Allstate Life Global Funding Trusts CPI Linked Bond
3.810% due 03/01/2010		9,708	9,342
American Express Bank FSB
6.000% due 09/13/2017		25,600	25,790
American Express Centurion Bank
6.000% due 09/13/2017		26,600	26,797
American International Group, Inc.
5.850% due 01/16/2018		10,300	10,387
Barclays Bank PLC
5.450% due 09/12/2012		70,800	72,644
6.050% due 12/04/2017		19,600	19,786
7.434% due 09/29/2049		8,700	9,056
Bear Stearns Cos., Inc.
5.222% due 01/09/2008		1,100	1,100
6.950% due 08/10/2012		38,270	39,388
C10 Capital SPV Ltd.
6.722% due 12/31/2049		6,000	5,540
Calabash Re II Ltd.
13.391% due 01/08/2010		5,700	5,886
14.591% due 01/08/2010		2,500	2,676
15.891% due 01/08/2010		2,500	2,621
Capital One Financial Corp.
6.750% due 09/15/2017		28,000	26,902
CIT Group, Inc.
5.000% due 11/24/2008		25,000	24,749
Citigroup Capital XXI
8.300% due 12/21/2057		15,100	15,812
Citigroup Funding, Inc.
4.896% due 04/23/2009		6,300	6,264
Citigroup, Inc.
4.944% due 05/02/2008		14,100	14,097
5.024% due 01/30/2009		9,600	9,524
Danske Bank A/S
5.914% due 12/29/2049		7,000	6,632
East Lane Re Ltd.
11.911% due 05/06/2011		4,400	4,422
Export-Import Bank of Korea
5.460% due 10/04/2011		17,150	17,175
Foundation Re I Ltd.
9.005% due 11/24/2008		7,250	7,113
Foundation Re II Ltd.
11.655% due 11/26/2010		10,300	10,678
General Electric Capital Corp.
5.111% due 07/28/2008		3,500	3,502
5.171% due 03/04/2008		1,100	1,101
5.172% due 12/12/2008		12,700	12,697
GMAC LLC
6.034% due 09/23/2008		200	193
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		65,400	64,280
HSBC Finance Corp. CPI Linked Bond
4.880% due 02/10/2009		2,000	1,974
JPMorgan Chase & Co.
4.938% due 06/25/2010		500	494
Kamp Re 2005 Ltd.
5.202% due 12/14/2010 (a)		5,000	3
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014		3,900	3,977
7.000% due 09/27/2027		4,500	4,579
Longpoint Re Ltd.
10.241% due 05/08/2010		11,200	11,497
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (l)		28,400	27,833
Merrill Lynch & Co., Inc.
5.211% due 12/04/2009		500	485
6.400% due 08/28/2017		26,900	27,378
Metropolitan Life Global Funding I
4.945% due 05/17/2010		1,700	1,689
Morgan Stanley
4.925% due 05/07/2009		1,100	1,087
Mystic Re Ltd.
11.381% due 12/05/2008		6,900	6,984
14.081% due 12/05/2008		3,300	3,361
Nuveen Investments, Inc.
10.500% due 11/15/2015		22,300	22,328
Osiris Capital PLC
10.242% due 01/15/2010		1,700	1,721
Parametric Re Ltd.
9.661% due 05/19/2008		1,500	1,500
Phoenix Quake Ltd.
7.680% due 07/03/2008		50,550	50,664
Phoenix Quake Wind I Ltd.
7.680% due 07/03/2008		9,000	9,009
Phoenix Quake Wind II Ltd.
8.730% due 07/03/2008		10,750	10,493
Rabobank Nederland
5.262% due 01/15/2009		11,300	11,287
Redwood Capital IX Ltd.
7.643% due 01/09/2008		2,300	2,299
12.993% due 01/09/2008		2,200	2,199
Residential Reinsurance 2007 Ltd.
12.374% due 06/07/2010		5,200	5,368
15.374% due 06/07/2010		23,500	24,498
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		2,000	2,139
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		9,900	9,944
Shackleton Re Ltd.
12.960% due 02/07/2008		5,500	5,521
SLM Corp.
5.164% due 01/25/2008		2,300	2,297
Travelers Property Casualty Corp.
3.750% due 03/15/2008		7,000	6,977
UBS AG
5.875% due 12/20/2017		13,900	14,024
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		22,000	21,961
Ventas Realty LP
8.750% due 05/01/2009		2,000	2,060
Vita Capital II Ltd.
6.131% due 01/01/2010		3,500	3,455
6.631% due 01/01/2010		5,000	4,973
Vita Capital III Ltd.
6.351% due 01/01/2012		7,900	7,783
VTB Capital S.A.
5.494% due 08/01/2008		20,100	19,924
Wachovia Bank N.A.
5.194% due 12/02/2010		30,500	30,284
Wells Fargo & Co.
5.625% due 12/11/2017		1,200	1,203
Wells Fargo Capital X
5.950% due 12/15/2036		15,000	14,045

			835,451

Industrials 0.8%
Albertson’s LLC
6.950% due 08/01/2009		1,000	1,018
Amgen, Inc.
5.133% due 11/28/2008		2,000	1,998
C8 Capital SPV Ltd.
6.640% due 12/29/2049		7,100	6,751
Caesars Entertainment, Inc.
8.875% due 09/15/2008		5,930	6,162
ConocoPhillips Australia Funding Co.
5.343% due 04/09/2009		1,140	1,139
CSC Holdings, Inc.
7.250% due 07/15/2008		3,510	3,523
EchoStar DBS Corp.
5.750% due 10/01/2008		13,100	13,116
6.375% due 10/01/2011		2,000	1,981
General Electric Co.
5.186% due 12/09/2008		6,000	6,011
General Mills, Inc.
5.310% due 01/22/2010		600	596
HJ Heinz Co.
6.428% due 12/01/2008		20,000	20,365
Kraft Foods, Inc.
6.000% due 02/11/2013		13,200	13,586
6.125% due 02/01/2018		13,200	13,326
Mandalay Resort Group
9.500% due 08/01/2008		3,700	3,792
Time Warner, Inc.
5.109% due 11/13/2009		1,600	1,561
Transocean, Inc.
5.341% due 09/05/2008		500	498

			95,423

Utilities 0.9%
AT&T, Inc.
6.300% due 01/15/2038		1,100	1,121
BellSouth Corp.
4.240% due 04/26/2021		8,700	8,670
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		7,000	7,091
CMS Energy Corp.
7.750% due 08/01/2010		7,845	8,272
Embarq Corp.
7.082% due 06/01/2016		4,600	4,747
Enel Finance International S.A.
5.700% due 01/15/2013		60,100	61,085
Midwest Generation LLC
8.300% due 07/02/2009		10,463	10,620
Ohio Edison Co.
4.000% due 05/01/2008		10,000	9,959
Qwest Corp.
5.625% due 11/15/2008		200	200

			111,765

Total Corporate Bonds & Notes (Cost $1,039,409)			1,042,639

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037		44,475	49,645

Total Convertible Bonds & Notes (Cost $45,038)			49,645

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		3,140	3,143
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.728% due 01/01/2014		1,570	1,629
6.809% due 01/01/2014		930	958
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024		8,125	8,327
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	589
5.750% due 06/01/2047		6,300	5,883
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		8,100	8,421
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.869% due 12/15/2013		1,570	1,609
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		8,500	8,118
6.000% due 06/01/2042		8,900	8,722
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		46,600	4,132
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		750	759
6.125% due 06/01/2032		740	741
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		400	417
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		11,800	11,347

Total Municipal Bonds & Notes (Cost $62,859)			64,795

COMMODITY INDEX-LINKED NOTES 0.5%
Goldman Sachs Commodity Index Total Return 0.5%
Morgan Stanley
4.805% due 07/07/2008		61,000	61,115

Total Commodity Index-Linked Notes (Cost $61,000)			61,115

U.S. GOVERNMENT AGENCIES 60.7%
Fannie Mae
4.293% due 08/01/2035		403	410
4.500% due 07/15/2020		2,000	1,916
4.579% due 07/01/2035		554	565
4.641% due 04/01/2035		1,163	1,166
4.653% due 05/01/2035		1,442	1,433
4.839% due 06/01/2033		326	333
4.995% due 03/25/2036		3,531	3,520
5.000% due 06/25/2027 - 11/01/2037		425,038	415,006
5.500% due 11/01/2021 - 01/01/2038		2,888,851	2,886,151
6.000% due 07/01/2031 - 12/01/2037		1,486,797	1,509,688
6.063% due 06/01/2043 - 10/01/2044		3,318	3,331
6.064% due 09/01/2044		2,835	2,850
6.423% due 04/01/2032		189	191
6.500% due 06/25/2028 - 01/01/2038		298,627	306,988
6.775% due 04/01/2027		139	140
6.927% due 10/01/2031		486	492
Federal Housing Administration
7.430% due 12/01/2020		70	71
Freddie Mac
5.000% due 01/15/2024 - 11/01/2037		12,333	12,137
5.145% due 09/25/2031		1,737	1,737
5.300% due 01/09/2012		30,000	30,337
5.378% due 12/15/2030		6,396	6,394
5.500% due 05/15/2016 - 01/01/2038		1,084,118	1,082,142
6.000% due 01/01/2034 - 11/01/2037		988,315	1,003,282
6.063% due 10/25/2044		9,649	9,672
6.263% due 07/25/2044		764	764
6.500% due 01/25/2028		67	70
7.000% due 10/15/2030		291	298
Ginnie Mae
5.428% due 06/16/2031 - 03/16/2032		168	169
5.500% due 12/15/2036 - 09/15/2037		10,639	10,719
5.500% due 01/15/2037 - 04/15/2037 (g)		19,091	19,231
6.500% due 05/15/2028 - 04/15/2031		1,135	1,178

Total U.S. Government Agencies (Cost $7,231,833)			7,312,381

U.S. TREASURY OBLIGATIONS 101.9%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		1,063,542	1,060,302
1.625% due 01/15/2015		347,858	349,352
1.875% due 07/15/2013		1,045,048	1,077,217
1.875% due 07/15/2015		622,094	634,294
2.000% due 04/15/2012		375,580	389,371
2.000% due 01/15/2014		951,867	983,473
2.000% due 07/15/2014		430,634	445,067
2.000% due 01/15/2026		608,511	606,230
2.000% due 01/15/2016		120	123
2.375% due 01/15/2025		1,163,744	1,222,114
2.375% due 01/15/2027		218,312	230,933
2.500% due 07/15/2016		173,977	185,585
3.000% due 07/15/2012		1,228,047	1,330,417
3.375% due 01/15/2012		67,660	73,829
3.375% due 04/15/2032		27,217	34,868
3.500% due 01/15/2011		413,646	444,992
3.625% due 04/15/2028		919,530	1,165,217
3.875% due 01/15/2009		405,649	417,756
3.875% due 04/15/2029		692,216	916,105
4.250% due 01/15/2010		671,090	716,283
U.S. Treasury Bonds
5.375% due 02/15/2031		700	743

Total U.S. Treasury Obligations (Cost $12,119,307)			12,284,271

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Funding Corp.
4.621% due 02/20/2036		43,257	43,075
6.144% due 01/20/2047		536	528
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		43,923	43,412
4.486% due 02/25/2034		583	576
4.550% due 08/25/2035		23,144	22,798
4.609% due 01/25/2034		3,796	3,760
4.779% due 01/25/2034		2,208	2,180
4.876% due 01/25/2035		8,615	8,613
6.267% due 11/25/2030		375	374
Bear Stearns Alt-A Trust
5.368% due 05/25/2035		245	243
5.527% due 09/25/2035		342	337
Chase Mortgage Finance Corp.
4.356% due 02/25/2037		934	920
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		2,391	2,335
4.248% due 08/25/2035		9,996	9,801
4.748% due 08/25/2035		10,985	10,838
4.900% due 12/25/2035		2,533	2,500
Countrywide Home Loan Mortgage Pass-Through Trust
5.205% due 06/25/2035		12,021	11,765
First Republic Mortgage Loan Trust
5.328% due 08/15/2032		161	160
GSR Mortgage Loan Trust
4.539% due 09/25/2035		32,628	32,386
Harborview Mortgage Loan Trust
5.205% due 03/19/2037		1,977	1,857
5.289% due 06/20/2035		1,130	1,088
JPMorgan Mortgage Trust
5.023% due 02/25/2035		410	402
MASTR Adjustable Rate Mortgages Trust
4.660% due 12/25/2033		555	545
Mellon Residential Funding Corp.
5.439% due 10/20/2029		371	360
5.468% due 12/15/2030		642	630
Merrill Lynch Floating Trust
5.098% due 06/15/2022		3,031	2,941
MLCC Mortgage Investors, Inc.
5.408% due 03/15/2025		171	167
Morgan Stanley Capital I
6.480% due 06/03/2030		282	282
Structured Asset Mortgage Investments, Inc.
5.215% due 07/19/2035		76	72
Washington Mutual, Inc.
3.027% due 08/25/2033		6,000	5,963
4.229% due 03/25/2034		778	770
5.125% due 11/25/2045		7,295	6,892
5.405% due 12/25/2027		818	783
5.483% due 02/27/2034		3,339	3,270

Total Mortgage-Backed Securities (Cost $222,390)			222,623

ASSET-BACKED SECURITIES 0.4%
Bear Stearns Asset-Backed Securities Trust
5.195% due 01/25/2036		1,331	1,305
5.315% due 03/25/2043		175	174
Equity One Asset-Backed Securities, Inc.
5.165% due 04/25/2034		161	149
First USA Credit Card Master Trust
5.156% due 04/18/2011		2,000	2,001
GSAMP Trust
4.985% due 12/25/2035		1,314	1,306
GSR Mortgage Loan Trust
4.965% due 11/25/2030		502	499
Indymac Residential Asset-Backed Trust
4.955% due 03/25/2036		393	392
IXIS Real Estate Capital Trust
4.925% due 08/25/2036		2,977	2,958
Lehman XS Trust
4.945% due 07/25/2046		5,524	5,479
4.955% due 05/25/2046		1,388	1,372
Long Beach Mortgage Loan Trust
4.925% due 05/25/2046		1,352	1,349
4.955% due 01/25/2046		1,591	1,586
Merrill Lynch Mortgage Investors, Inc.
4.895% due 05/25/2037		7,705	7,600
4.925% due 04/25/2037		646	639
Morgan Stanley ABS Capital I
4.935% due 03/25/2036		2,451	2,434
Nelnet Student Loan Trust
4.894% due 12/22/2014		506	506
New Century Home Equity Loan Trust
4.935% due 08/25/2036		5,343	5,299
Residential Asset Securities Corp.
4.935% due 04/25/2036		246	246
4.935% due 07/25/2036		5,781	5,737
SACO I, Inc.
4.925% due 05/25/2036		2,804	2,664
SLM Student Loan Trust
5.084% due 01/25/2018		918	919
Soundview Home Equity Loan Trust
4.925% due 12/25/2036		784	774
Specialty Underwriting & Residential Finance
4.945% due 12/25/2036		1,957	1,943

Total Asset-Backed Securities (Cost $47,851)			47,331

FOREIGN CURRENCY-DENOMINATED ISSUES 4.8%
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,400	4,965
Brazilian Government International Bond
10.250% due 01/10/2028		10,000	5,456
Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		47,600	24,340
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	20,968	26,363
Canadian Government CPI Linked Bond
4.250% due 12/01/2021		2,694	3,487
France Government Bond
1.600% due 07/25/2011 (c)	EUR	6,438	9,320
1.600% due 07/25/2015 (c)		3,200	4,542
3.150% due 07/25/2032 (c)		6,837	11,709
General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,826
5.500% due 09/15/2066	GBP	12,450	23,421
5.500% due 09/15/2067	EUR	500	710
6.500% due 09/15/2067	GBP	30,600	61,546
Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,100	7,471
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		2,191	3,222
4.250% due 08/01/2014		1,700	2,482
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	2,995,980	26,541
1.100% due 12/10/2016		10,628,020	95,718
1.200% due 06/10/2017		9,230,640	83,325
Network Rail Infrastructure Finance PLC UK RPI Linked Bond
1.375% due 11/22/2037	GBP	100	216
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,103
Pylon Ltd.
6.224% due 12/29/2008	EUR	21,850	31,918
8.841% due 12/29/2008		40,700	60,079
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	7,282
Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,201
4.000% due 12/01/2008		37,000	7,036
United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	304
2.500% due 05/20/2009		12,200	64,332

Total Foreign Currency-Denominated Issues (Cost $538,477)			583,915

		Shares
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,832

Total Preferred Stocks (Cost $2,903)			2,832

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.0%
Certificates of Deposit 0.9%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$96,900	96,931
Nordea Bank Finland PLC
5.188% due 12/01/2008		5,500	5,495
Societe Generale NY
5.269% due 06/30/2008		1,500	1,500

			103,926

Commercial Paper 2.1%
Citibank N.A.
5.940% due 02/01/2008		1,600	1,592
General Electric Capital Corp.
3.750% due 01/02/2008		245,200	245,149

			246,741

Repurchase Agreements 3.1%
Fixed Income Clearing Corp.
1.750% due 01/02/2008		264,500	264,500

(Dated 12/31/2007. Collateralized by Fannie Mae 3.375% due 12/15/2008 valued at $86,613; Federal Farm Credit Bank 4.100% due 12/24/2008 valued at $82,431; and Freddie Mac 4.625% due 12/19/2008 valued at $100,750. Repurchase proceeds are $264,526.)

2.250% due 01/02/2008		3,000	3,000
(Dated 12/31/2007. Collateralized by Fannie Mae 5.250% due 01/15/2009 valued at $3,063. Repurchase proceeds are $3,000.)
3.900% due 01/02/2008		7,026	7,026
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $7,171. Repurchase proceeds are $7,028.)
State Street Bank and Trust Co.
6.000% due 01/25/2008		104,000	104,000

(Dated 12/31/2007. Collateralized by Bank of America Commercial Mortgage 5.889% due 07/10/2044 valued at $36,969; Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/2046 valued at $32,842; Merrill Lynch Mortgage Trust 5.842% due 05/12/2039 valued at $35,448. Repurchase proceeds are $104,035)

			378,526

U.S. Treasury Bills 1.9%
2.897% due 02/28/2008 - 03/13/2008 (b)(d)(e)(h)		227,898	226,079

Total Short-Term Instruments (Cost $955,881)			955,272

Purchased Options (j) 0.4% (Cost $24,166)			44,316
Total Investments 189.0% (Cost $22,465,279)			22,784,788
Written Options (k) (0.7%) (Premiums $55,823)			(79,502)
Other Assets and Liabilities (Net) (88.3%)			(10,651,495)

Net Assets (f) 100.0%			$12,053,791

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $89,925 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(e) Securities with an aggregate market value of $53,608 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(f) As of December 31, 2007, portfolio securities with an aggregate value of $184,420 and derivative instruments with an aggregate depreciation of ($11,049) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) The average amount of borrowings outstanding during the period ended December 31, 2007 was $82,945 at a weighted average interest rate of 5.440%. On December 31, 2007, securities valued at $17,714 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $18,698 and cash of $35,170 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,660	$2,144
90-Day Euribor December Futures	Long	12/2009	178	49
90-Day Euribor June Futures	Long	06/2009	368	327
90-Day Euribor March Futures	Long	03/2009	159	206
90-Day Euribor September Futures	Short	09/2008	627	415
90-Day Euribor September Futures	Long	09/2009	250	69
90-Day Eurodollar December Futures	Long	12/2008	1,556	4,101
90-Day Eurodollar June Futures	Short	06/2008	1,308	(3,726)
90-Day Eurodollar June Futures	Long	06/2009	2,155	6,872
90-Day Eurodollar March Futures	Short	03/2008	3,734	(4,138)
90-Day Eurodollar March Futures	Long	03/2009	5,091	15,559
90-Day Eurodollar September Futures	Long	09/2008	60	1
90-Day Eurodollar September Futures	Long	09/2009	1,423	3,746
Canada Government 10-Year Bond March Futures	Long	03/2008	22	(2)
Euro-Bund 10-Year Bond March Futures	Short	03/2008	823	2,538
Euro-Schatz March Futures	Long	03/2008	227	(204)
Japan Government 10-Year Bond March Futures	Long	03/2008	53	342
U.S. Treasury 2-Year Note March Futures	Long	03/2008	275	(79)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	6,767	(2,369)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	4,172	856
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	10,760	11,815
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,316	1,513
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	4,021
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	975	1,056
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	819	1,005
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	4,102

				$50,227

(i) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%)	12/20/2012	$800	$4
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	5.100%	09/20/2012	15,000	(921)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	09/20/2012	1,200	(37)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	7,000	(88)
Bank of America	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%)	12/20/2012	1,600	22
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	2,500	(221)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	3,200	(365)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%	09/20/2012	7,000	32
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	9,800	142
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	26,300	(38)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	7,000	1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	17,900	15
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	17,900	(42)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	17,900	(44)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	11,000	(96)
Bear Stearns & Co., Inc.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%)	09/20/2012	7,200	404
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%	09/20/2012	1,300	(21)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	600	4
Bear Stearns & Co., Inc.	Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%)	12/20/2012	1,000	0
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	5,700	68
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	3,200	(8)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	3,200	2
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	5,800	(256)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	09/20/2012	5,000	(96)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%)	12/20/2012	2,300	1
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%	06/20/2008	26,100	(79)
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%)	12/20/2012	4,400	51
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	100	(5)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	3,200	(104)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	3,100	(96)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%	06/20/2012	9,000	(274)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	3,700	(110)
Credit Suisse USA, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Buy	(0.850%)	03/20/2008	31,000	262
Credit Suisse USA, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	9,600	32
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	11,700	(15)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%	12/20/2012	1,100	(35)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	2,900	70
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	36,500	(94)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	4,000	(9)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	19,000	(45)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	19,000	(44)
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	4,100	(22)
Goldman Sachs & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	8,500	11
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	2,000	(38)
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	12/20/2012	4,600	(3)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%)	09/20/2008	6,200	107
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,100	(112)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	11,300	(1,288)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	6.310%	09/20/2012	9,300	(282)
Goldman Sachs & Co.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	2,100	2
Goldman Sachs & Co.	Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	4,200	4
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	18,000	10
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	8,600	(379)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%)	09/20/2012	800	47
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	3,600	(313)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	5.400%	09/20/2012	3,100	(166)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	5.450%	09/20/2012	3,100	(162)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	8,700	(176)
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%)	12/20/2012	5,400	78
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%	09/20/2012	8,000	20
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	(15)
Lehman Brothers, Inc.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%)	12/20/2012	5,000	79
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%	01/20/2017	5,700	(54)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	(5)
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	17,300	(13)
Lehman Brothers, Inc.	VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	3,100	(6)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	09/20/2012	18,600	(207)
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	5,000	19
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	09/20/2012	1,800	(35)
Morgan Stanley	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	8,600	(761)
Morgan Stanley	GMAC LLC 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	5,700	(104)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	2,100	8
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	8,900	(13)
Morgan Stanley	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	400	(1)
Royal Bank of Scotland Group PLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%)	09/20/2012	10,000	565
Royal Bank of Scotland Group PLC	GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%)	09/20/2012	10,000	691
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%	09/20/2012	2,000	10
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	7,000	(153)
UBS Warburg LLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%)	09/20/2012	10,000	565
UBS Warburg LLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.560%	06/20/2012	1,500	(171)
UBS Warburg LLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	5,000	(487)
UBS Warburg LLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%)	12/20/2012	1,100	16

						$(4,767)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	$138,650	$1,548
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	13,000	105
Bank of America	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	38,200	(48)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%)	06/20/2012	6,400	35
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	11,600	47
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	26,400	185
Barclays Bank PLC	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	87,500	(130)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	49,010	481
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	2,200	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	62,700	(81)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	37,300	(106)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	17,600	(26)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	24,800	93
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	81,100	313
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	71,300	(283)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	34,200	(62)
Lehman Brothers, Inc.	Home Equity Index A Rating 2007-1	Sell	0.640%	08/25/2037	4,100	(309)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	90,300	380
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	143,200	1,738
Morgan Stanley	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	143,200	1,738
Morgan Stanley	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	71,300	(119)
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	32,100	208

						$5,717

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	162,100	$(947)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,200	526
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		145,000	(709)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		15,900	(32)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		53,500	(919)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,900	721
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(3,558)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		614,500	(6,136)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	468
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(617)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		169,500	(997)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		21,200	561
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(366)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	12.540%	01/02/2012	BRL	6,000	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		147,000	(38)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		47,600	(1,619)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		56,000	(100)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	12.410%	01/04/2010		163,000	(235)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		277,300	(9,057)
Bank of America	3-Month Canadian Bank Bill	Pay	5.000%	06/20/2012	CAD	46,300	478
Bank of America	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		33,900	(343)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		7,000	(177)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(26)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(125)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		5,200	(102)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(40)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	357
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	88
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	(116)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,000	(56)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(176)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		17,000	(34)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		500	5
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	448
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	435
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	10
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	(992)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	(95)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.098%	09/28/2012		33,000	(465)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	(162)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		169,800	(33)
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	21
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	(491)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	(923)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	(127)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	(72)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	(100)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	(246)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,300	(888)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	28
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		146,800	(28)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	8,625
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	(107)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	253
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	79
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	244
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	43
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(47)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(714)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(1,715)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(930)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.250%	12/14/2017		3,000	21
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		30,600	(2,492)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.425%	10/17/2027		5,250	(70)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	2,254
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	620
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	1,042
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		96,600	1,720
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	(1,026)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	3,810
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(178)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	12/19/2009		327,600	1,665
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.183%	12/19/2017		11,600	(23)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		13,600	(380)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		17,000	(197)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(270)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017	JPY	12,790,000	(167)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		2,920,000	(29)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		2,290,000	(26)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		33,800,000	948
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		7,540,000	(428)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	224
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	(174)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,537,500	(3,683)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		11,800	(23)
Barclays Bank PLC	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	(174)
JPMorgan Chase & Co.	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	(57)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		$46,000	1,384
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		472,400	667
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		162,165	505
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		299,000	2,176
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		51,100	(1,306)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		116,600	(383)
BNP Paribas Bank	U.S. CPI Urban Counsumers NSA Index	Pay	2.790%	10/07/2015		50,000	(5)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		208,400	394
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		37,900	22
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(9,322)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(13,834)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		25,500	601
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		346,100	1,046
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		264,300	(8,184)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		44,100	11
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		130,900	(1,523)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2023		15,200	(334)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		511,900	812
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		68,700	512
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		23,100	(669)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		96,000	2,714
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		93,850	(89)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		594,100	6,652
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		80,400	(894)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		210,800	(334)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	33,763
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(5,628)

							$(9,609)

(j) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$126.000	02/22/2008	1,503	$28	$23
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	5,612	106	88
Call - CBOT U.S. Treasury 5-Year Note March Futures	130.000	02/22/2008	40	0	1
Call - CBOT U.S. Treasury 10-Year Note March Futures	140.000	02/22/2008	1,086	21	17

				$ 155	$ 129

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$584,000	$3,271	$11,819
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	588	2,418

							$3,859	$14,237

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	56,600	$1,781	$6,489
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		56,600	1,781	428
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	5,140
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	2,523
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$182,600	4,807	688
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		182,600	4,807	14,247
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		32,000	579	224

						$19,561	$29,739

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 02/01/2038	$104.000	02/05/2008	$27,900	$3	$0
Put - OTC Fannie Mae 5.500% due 03/01/2038	85.000	03/05/2008	200,000	23.000	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	94.000	01/14/2008	1,000,000	78.000	1.000
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	94.000	01/14/2008	950,000	74.000	1.000
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	100.500	01/14/2008	1,000,000	78.000	1.000
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	103.000	01/14/2008	125,000	10.000	8.000
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	84.000	01/15/2008	200,000	47.000	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	87.500	01/22/2008	600,000	47.000	1.000
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	93.000	01/22/2008	1,000,000	78.000	1.000
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	103.500	01/22/2008	300,000	24.000	198.000
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	63.000	02/20/2008	8,000	2.000	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	64.875	02/20/2008	90,000	21.000	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	94.000	02/27/2008	450,000	106.000	0

				$591	$211

(k) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	1,001	$382	$2,847
Call - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/22/2008	207	161	165
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/22/2008	297	128	4
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	424	257	106

				$928	$3,122

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,300	$1,317	$2,964
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	379
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	72,000	1,917	3,754
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	72,000	1,917	891
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	3,724
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,447	477
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	132,900	3,336	6,929
Put - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	132,900	3,216	1,645
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	2,977
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,766
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	6,385
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	818
Call - OTC 10-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	112,900	3,342	5,886
Put - OTC 10-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	112,900	2,269	1,398
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	254,000	3,124	9,275
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,400	2,369	4,922
Put - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,400	2,285	1,169
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	1,858
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	127,000	3,461	5,728
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	3,022
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	5,190

							$51,190	$71,157

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$54,400	$681	$205
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	54,400	2,494	4,247
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	32,000	530	771

					$3,705	$5,223

(l) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	$28,141	$27,833	0.23%

(m) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2038		$401,800	$395,832	$392,069
Fannie Mae	5.500%	01/01/2023		5,000	5,035	5,065
Fannie Mae	5.500%	01/01/2038		464,811	462,796	464,303
Fannie Mae	6.000%	12/01/2037		200,000	201,969	202,625
Fannie Mae	6.000%	01/01/2038		548,782	557,700	557,271
Freddie Mac	5.000%	01/01/2038		8,400	8,248	8,197
Freddie Mac	5.500%	12/01/2037		420,600	413,259	419,762
Freddie Mac	5.500%	01/01/2038		532,000	529,419	530,920
Freddie Mac	6.000%	01/01/2038		999,000	1,014,676	1,013,829
Ginnie Mae	5.500%	01/01/2038		29,900	29,863	30,120
Republic of Germany	5.625%	01/04/2028	EUR	8,400	13,618	13,858
Treasury Inflation Protected Securities	2.000%	01/15/2016		$28,572	28,819	29,331
Treasury Inflation Protected Securities	2.375%	04/15/2011		246,950	254,630	257,484
Treasury Inflation Protected Securities	2.375%	01/15/2017		112,904	118,994	119,175
Treasury Inflation Protected Securities	2.625%	07/15/2017		28,955	30,881	31,251
U.S. Treasury Bills	2.875%	02/28/2008		49,475	49,208	49,242
U.S. Treasury Bonds	3.875%	10/31/2012		5,000	5,035	5,100
U.S. Treasury Bonds	4.750%	08/15/2017		110,300	115,825	116,530
U.S. Treasury Bonds	4.750%	02/15/2037		91,600	94,570	95,894
U.S. Treasury Bonds	5.375%	02/15/2031		700	800	743
U.S. Treasury Notes	3.125%	09/15/2008		177,200	176,592	176,965
U.S. Treasury Notes	3.250%	08/15/2007		0	26	0
U.S. Treasury Notes	3.375%	02/15/2008		147,500	147,499	147,558
U.S. Treasury Notes	3.625%	05/15/2013		21,600	21,849	21,755
U.S. Treasury Notes	4.125%	08/31/2012		123,600	126,570	127,298
U.S. Treasury Notes	4.250%	08/15/2014		7,400	7,544	7,654
U.S. Treasury Notes	4.500%	02/15/2016		108,600	112,643	113,071
U.S. Treasury Notes	4.750%	05/15/2014		201,500	212,667	214,330
U.S. Treasury Notes	4.875%	08/15/2016		123,550	130,418	131,600
U.S. Treasury Notes	5.125%	05/15/2016		71,300	75,732	77,193

					$5,342,717	$5,360,193

(2)	Market value includes $20,079 of interest payable on short sales.

(n) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	338	02/2008	$0	$(7)	$(7)
Buy	BRL	217,373	03/2008	8,227	0	8,227
Buy		319,914	07/2008	2,855	(363)	2,492
Buy	CAD	217	01/2008	0	(1)	(1)
Sell		25,943	01/2008	1	(580)	(579)
Sell	CHF	10,851	03/2008	52	0	52
Buy	CNY	842,319	01/2008	2,303	0	2,303
Sell		842,319	01/2008	0	(1,428)	(1,428)
Buy		942,305	03/2008	2,062	0	2,062
Sell		942,305	03/2008	0	(2,077)	(2,077)
Buy	EUR	2,111	01/2008	4	(19)	(15)
Sell		164,445	01/2008	367	(128)	239
Sell	GBP	168,343	01/2008	4,288	0	4,288
Buy	JPY	21,130,657	02/2008	704	0	704
Sell		52,642,175	02/2008	554	0	554
Buy	KRW	2,142,640	01/2008	0	(57)	(57)
Buy		35,331,252	05/2008	135	0	135
Buy	MXN	1,309,150	03/2008	67	(478)	(411)
Sell		542,593	03/2008	229	0	229
Buy		1,716,896	07/2008	1,372	(2)	1,370
Sell		875,888	07/2008	478	0	478
Buy	MYR	50,575	05/2008	361	0	361
Sell	NZD	9,977	01/2008	0	(188)	(188)
Sell		9,977	02/2008	46	0	46
Buy	PLN	130,931	07/2008	5,781	0	5,781
Buy	RUB	1,373,311	01/2008	2,307	0	2,307
Sell		1,373,311	01/2008	116	(416)	(300)
Buy		17,945	07/2008	19	0	19
Buy		821,354	11/2008	9	(124)	(115)
Sell	SEK	1,634	01/2008	2	0	2
Buy		1,634	03/2008	0	(2)	(2)
Sell		54,893	03/2008	91	0	91
Buy	SGD	3,032	02/2008	77	0	77
Buy		66,197	05/2008	2,040	0	2,040

				$34,547	$(5,870)	$28,677

See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 6.6%
Banking & Finance 5.5%
American Express Bank FSB
6.000% due 09/13/2017		$300	$302
American Express Centurion Bank
6.000% due 09/13/2017		300	302
American International Group, Inc.
5.850% due 01/16/2018		200	202
Atlantic & Western Re Ltd.
11.481% due 01/09/2009		700	707
Barclays Bank PLC
5.450% due 09/12/2012		800	821
6.050% due 12/04/2017		300	303
7.434% due 09/29/2049		100	104
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		300	309
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	92
Capital One Financial Corp.
6.750% due 09/15/2017		300	288
Citigroup Funding, Inc.
4.896% due 04/23/2009		900	895
Citigroup, Inc.
4.872% due 12/28/2009		800	786
5.024% due 01/30/2009		500	496
General Electric Capital Corp.
5.172% due 12/12/2008		500	500
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		1,000	983
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014		100	102
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (j)		300	294
Rabobank Nederland
5.262% due 01/15/2009		400	400
Residential Reinsurance 2007 Ltd.
12.374% due 06/07/2010		400	413
Rockies Express Pipeline LLC
5.776% due 08/20/2009		600	601
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		300	301
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		400	399
Vita Capital III Ltd.
6.351% due 01/01/2012		300	296
Wachovia Bank N.A.
5.194% due 12/02/2010		800	794

			10,690

Industrials 0.4%
Canadian Natural Resources Ltd.
6.000% due 08/15/2016		100	101
EchoStar DBS Corp.
7.000% due 10/01/2013		600	609
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		100	104

			814

Utilities 0.7%
BellSouth Corp.
4.240% due 04/26/2021		800	797
Embarq Corp.
7.082% due 06/01/2016		100	103
NGPL Pipe Co. LLC
6.514% due 12/15/2012		500	508

			1,408

Total Corporate Bonds & Notes (Cost $12,837)			12,912

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037		650	726

Total Convertible Bonds & Notes (Cost $660)			726

MUNICIPAL BONDS & NOTES 0.7%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	202
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	95
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	506
6.125% due 06/01/2032		400	400
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	96

Total Municipal Bonds & Notes (Cost $1,185)			1,299

U.S. GOVERNMENT AGENCIES 39.8%
Fannie Mae
5.000% due 08/01/2035 - 08/01/2037		5,407	5,277
5.500% due 03/01/2034 - 01/01/2038		29,948	29,924
6.000% due 09/01/2036 - 01/01/2038		20,535	20,857
6.063% due 10/01/2044		89	89
6.064% due 09/01/2044		88	88
Freddie Mac
4.500% due 05/15/2017		62	62
5.000% due 09/01/2035 - 11/01/2037		177	172
5.500% due 12/01/2036 - 11/01/2037		4,204	4,196
6.000% due 01/01/2037 - 12/01/2037		12,539	12,729
6.695% due 10/01/2036		1,434	1,472
6.718% due 09/01/2036		1,309	1,337
6.767% due 07/01/2036		1,179	1,205

Total U.S. Government Agencies (Cost $76,676)			77,408

U.S. TREASURY OBLIGATIONS 119.9%
Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015		2,519	2,530
1.875% due 07/15/2013		458	472
1.875% due 07/15/2015		12,316	12,557
2.000% due 01/15/2014		20,528	21,210
2.000% due 01/15/2026		21,074	20,995
2.375% due 04/15/2011		31,437	32,778
2.375% due 01/15/2025		30,100	31,609
2.375% due 01/15/2027		3,007	3,181
2.500% due 07/15/2016		10,045	10,715
2.625% due 07/15/2017		42,143	45,485
3.000% due 07/15/2012		1,279	1,386
3.375% due 04/15/2032		943	1,208
3.625% due 04/15/2028		20,398	25,848
3.875% due 04/15/2029		8,905	11,786
4.250% due 01/15/2010		5,221	5,573
U.S. Treasury Notes
4.625% due 02/29/2012		5,500	5,773

Total U.S. Treasury Obligations (Cost $230,583)			233,106

MORTGAGE-BACKED SECURITIES 2.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		434	429
4.550% due 08/25/2035		250	246
4.876% due 01/25/2035		963	963
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		156	153
4.748% due 08/25/2035		112	110
4.900% due 12/25/2035		67	66
Countrywide Home Loan Mortgage Pass-Through Trust
5.205% due 06/25/2035		515	504
GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,230	1,221
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		533	514

Total Mortgage-Backed Securities (Cost $4,190)			4,206

ASSET-BACKED SECURITIES 0.0%
Lehman XS Trust
4.945% due 07/25/2046		86	86
Residential Asset Securities Corp.
4.935% due 04/25/2036		7	7

Total Asset-Backed Securities (Cost $93)			93

FOREIGN CURRENCY-DENOMINATED ISSUES 5.4%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	217	273
France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,856	2,843
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	603
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)	EUR	548	806
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	150,600	1,334
1.100% due 12/10/2016		109,890	990
1.200% due 06/10/2017		271,890	2,454
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	146
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,055

Total Foreign Currency-Denominated Issues (Cost $9,921)			10,504

SHORT-TERM INSTRUMENTS 9.2%
Certificates of Deposit 0.9%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$1,700	1,701

Commercial Paper 1.8%
UBS Finance Delaware LLC
4.000% due 01/02/2008		3,600	3,600

Repurchase Agreements 0.8%
State Street Bank and Trust Co.
3.900% due 01/02/2008		1,472	1,472
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,504. Repurchase proceeds are $1,472.)

U.S. Treasury Bills 5.7%
2.876% due 02/28/2008 - 03/13/2008 (a)(c)(d)(f)		11,135	11,035

Total Short-Term Instruments (Cost $17,845)			17,808

Purchased Options (h) 0.2% (Cost $323)			431
Total Investments 184.4% (Cost $354,313)			$358,493
Written Options (j) (0.5%) (Premiums $473)			(890)
Other Assets and Liabilities (Net) (83.9%)			(163,185)

Net Assets (e) 100.0%			$194,418

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $7,185 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $2,080 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, derivative instruments with an aggregate depreciation of ($198) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $728 and cash of $1,480 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	35	$19
90-Day Euribor September Futures	Short	09/2008	12	8
90-Day Eurodollar December Futures	Short	12/2008	42	(153)
90-Day Eurodollar December Futures	Long	12/2009	133	53
90-Day Eurodollar June Futures	Long	06/2008	23	57
90-Day Eurodollar June Futures	Long	06/2009	161	202
90-Day Eurodollar March Futures	Short	03/2008	113	(129)
90-Day Eurodollar March Futures	Long	03/2009	152	132
90-Day Eurodollar September Futures	Long	09/2008	168	1
90-Day Eurodollar September Futures	Long	09/2009	133	66
Japan Government 10-Year Bond March Futures	Short	03/2008	1	(5)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	283	(183)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	189	75
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	120	71
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	8	5
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	45	54
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	6
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	157	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	19

				$295

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	09/20/2012	$700	$(21)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	100	(1)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	100	1
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	100	1
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	100	(4)
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	100	6
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	200	(11)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	100	(3)
Credit Suisse USA, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	300	(9)
Credit Suisse USA, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Buy	(0.850%)	03/20/2008	3,500	30
Credit Suisse USA, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	100	0
Goldman Sachs & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%)	12/20/2012	100	0
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	200	(23)
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	100	(5)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%)	09/20/2012	300	18
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	100	(9)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	100	(2)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	200	(4)
Morgan Stanley	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	100	(9)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	100	(2)

						$(47)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	$500	$13
Bank of America	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	600	(1)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	1,500	14
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Buy	(3.750%)	12/20/2012	200	5
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	400	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	500	3
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	800	5
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	1,200	(5)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	1,900	23
Morgan Stanley	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	1,900	23

						$82

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	1,600	$(9)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		200	6
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		900	(15)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		8,300	(82)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		2,400	(14)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		300	9
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(32)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	1,900	(43)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		2,000	1
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		1,700	(46)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.540%	01/02/2012		1,000	(2)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	12.410%	01/04/2010		2,000	(3)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		3,200	(105)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2012	CAD	700	2
Bank of America	3-Month Canadian Bank Bill	Pay	5.500%	06/20/2017		500	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	17
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(2)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(6)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	44
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(8)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		300	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		800	(17)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	0
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		4,100	364
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(7)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	17
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		500	3
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	(50)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	12/19/2009		11,400	58
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.250%	12/14/2017		800	6
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		300	(24)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	66
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	124
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	22
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.183%	12/19/2017		1,000	(1)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		100	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017	JPY	110,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		30,000	0
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		30,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		500,000	14
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2017		70,000	(4)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,000	(3)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		22,400	(53)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,300	(5)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,200	(18)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,600	(9)
Bank of America	3-Month USD-LIBOR	Receive	4.000%	06/18/2013		$20,000	(135)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		4,800	5
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		1,800	6
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		10,000	72
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	(160)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		300	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		500	12
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	1
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		1,800	0
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		400	(2)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		1,200	9
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	(317)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		33,000	(619)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		4,100	116
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		7,900	(11)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		30,300	341
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		1,800	(6)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		400	(12)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	9
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	180

							$(320)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.350%	11/30/2008	4,847	$(1,255)
Bear Stearns & Co., Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	03/04/2008	14,434	(4,328)
Credit Suisse USA, Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/28/2008	25,352	(7,583)
Credit Suisse USA, Inc.	Short	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/28/2008	4,692	1,403

						$(11,763)

(h) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$126.000	02/22/2008	24	$1	$1
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/22/2008	105	2	2
Call - CBOT U.S. Treasury 30-Year Bond March Futures	139.000	02/22/2008	12	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	101.500	02/22/2008	42	1	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	102.000	02/22/2008	78	1	1

				$5	$4

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	700	$22	$80
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		700	22	5
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	66
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	32
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$2,900	76	11
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,900	76	226
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		1,000	18	7

						$288	$427

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	$112.000	03/17/2008	$19,100	$5	$0
Call - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2017	121.000	02/07/2008	13,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	87.000	02/05/2008	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	69.000	02/05/2008	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	91.500	01/15/2008	30,000	7	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	81.000	03/19/2008	30,000	7	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	81.500	01/15/2008	5,000	1	0

				$30	$0

(i) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	124	$49	$353

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$300	$14	$33
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	300	11	4
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	1,000	27	52
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	1,000	27	12
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	400	17	43
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	400	17	6
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	45
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	27
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	21	65
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	30	8
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	2,000	58	90
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	2,000	69	54

							$355	$439

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$900	$11	$4
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	900	41	70
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	1,000	17	24

					$69	$98

(j) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	$297	$294	0.20%

(k) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2038	$4,700	$4,629	$4,586
Fannie Mae	6.000%	01/01/2038	1,700	1,727	1,726
Freddie Mac	5.000%	01/01/2038	400	393	390
Treasury Inflation Protected Securities	2.000%	04/15/2012	19,776	20,262	20,502
Treasury Inflation Protected Securities	2.375%	01/15/2017	13,650	14,366	14,409
U.S. Treasury Bonds	4.750%	08/15/2017	1,200	1,260	1,268
U.S. Treasury Bonds	4.750%	02/15/2037	600	620	628
U.S. Treasury Notes	4.125%	08/31/2012	800	819	824
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,380	8,504
U.S. Treasury Notes	4.250%	08/15/2014	100	102	103
U.S. Treasury Notes	5.125%	05/15/2016	5,100	5,558	5,522

				$58,116	$58,462

(2)	Market value includes $285 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	134	03/2008	$4	$0	$4
Buy		10,302	07/2008	198	(15)	182
Sell	CAD	197	01/2008	0	(5)	(4)
Sell	CHF	181	03/2008	1	0	1
Buy	CNY	17,829	01/2008	55	0	55
Sell		17,829	01/2008	0	(26)	(26)
Buy		14,704	03/2008	32	0	32
Sell		14,704	03/2008	0	(32)	(32)
Sell	EUR	3,093	01/2008	7	0	7
Buy	GBP	85	01/2008	0	0	0
Sell		2,628	01/2008	67	0	67
Buy	JPY	116,947	02/2008	8	0	8
Sell		765,180	02/2008	15	0	15
Buy	KRW	22,191	01/2008	0	(1)	(1)
Buy		685,653	05/2008	3	0	3
Buy	MXN	16,396	03/2008	1	(6)	(5)
Buy		16,276	07/2008	18	0	18
Sell		5,288	07/2008	3	0	3
Buy	MYR	604	05/2008	4	0	4
Buy	PLN	2,270	07/2008	91	0	91
Buy	RUB	19,676	01/2008	32	0	32
Sell		19,676	01/2008	0	(7)	(7)
Buy		10,292	11/2008	1	0	1
Buy	SGD	37	02/2008	1	0	1
Buy		1,117	05/2008	34	0	35

				$575	$(92)	$483

See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.0%
Alabama 1.8%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,434

Arizona 5.9%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,322
5.000% due 08/01/2012	2,305	2,460
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,019
Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,003
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,243

		11,047

California 6.0%
Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,287
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	647
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	895	902
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	2,597
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	725
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,811
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	2,361

		11,330

Florida 0.7%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	684
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
4.314% due 12/01/2017	500	528
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	80	81

		1,293

Illinois 4.8%
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,319
Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,507
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,057
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	793
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,689
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,346
Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	122
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,194
0.000% due 10/01/2010	15	14

		9,041

Indiana 0.7%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	1,200	1,251

Kansas 0.2%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	372

Louisiana 2.8%
Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,334

Massachusetts 9.2%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	3,000	2,953
Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,647
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
4.884% due 01/01/2016	3,200	3,422
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
3.924% due 07/01/2020	7,005	6,932
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,400
Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,020

		17,374

Michigan 2.4%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,012
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,982
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	571

		4,565

Missouri 3.5%
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,555

Nevada 2.2%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,245

New Jersey 1.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	583
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,594

		2,177

New York 15.4%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,861
New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,561
New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,433
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,981
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	8,000	7,894
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	108
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	879
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,533
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	535
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	140	140
New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	149

		29,074

Ohio 3.0%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,037
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2007
5.000% due 02/01/2013	2,800	2,881
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	571
5.875% due 06/01/2030	1,200	1,167

		5,656

Oklahoma 3.3%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	103
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,188

		6,291

Oregon 0.7%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	825
5.000% due 10/01/2012	435	454

		1,279

Pennsylvania 0.3%
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2012	550	553

Puerto Rico 0.1%
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	266

Tennessee 2.6%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	210	218
Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 09/01/2015	4,600	4,744

		4,962

Texas 14.9%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,694
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	1,122
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,181
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,381
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	419
Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,700
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	957
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	320	338
Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10
Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,380

		28,182

Virginia 0.4%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	786

Washington 7.4%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,552
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	155
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,765
Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,095
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,428

		13,995

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	70	75

Wisconsin 6.5%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,248
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	5,765	5,894
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,655	1,686
4.500% due 11/01/2010	1,335	1,365
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,043

		12,236

Total Municipal Bonds & Notes (Cost $181,624)		181,373

SHORT-TERM INSTRUMENTS 3.1%
Repurchase Agreements 2.3%
State Street Bank and Trust Co.
3.900% due 01/02/2008	4,357	4,357

(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $4,447. Repurchase proceeds are $4,358.)
U.S. Treasury Bills 0.8%
2.887% due 02/28/2008 - 03/13/2008 (a)(b)	1,485	1,477

Total Short-Term Instruments (Cost $5,835)		5,834

PURCHASED OPTIONS (c) 0.0%
(Cost $3)		2
Total Investments 99.1% (Cost $187,462)		$187,209
Other Assets and Liabilities (Net) 0.9%		1,714

Net Assets 100.0%		$188,923

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $1,477 and cash of $1,560 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	84	$84
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	536	(948)

				$(864)

(c) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$123.000	02/22/2008	125	$3	$2
Call - CBOT U.S. Treasury 5-Year Note March Futures	124.000	02/22/2008	3	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	139.000	02/22/2008	6	0	0

				$3	$2

See accompanying notes

Schedule of Investments

Short-Term Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.5%
Daimler Finance North America LLC
9.000% due 08/03/2012		$15,900	$15,329
HCA, Inc.
7.080% due 11/16/2013		2,481	2,394
Kinder Morgan, Inc.
6.350% due 05/24/2014		8,705	8,664
MGM Mirage
6.114% due 10/03/2011		1,800	1,706
6.187% due 10/03/2011		1,800	1,706
6.495% due 10/03/2011		5,400	5,068
SLM Corp.
0.000% due 02/16/2008		24,000	23,914

Total Bank Loan Obligations (Cost $59,101)			58,781

CORPORATE BONDS & NOTES 23.9%
Banking & Finance 15.7%
American Express Bank FSB
4.956% due 06/22/2009		3,000	2,992
5.252% due 06/12/2009		12,700	12,659
American Express Credit Corp.
5.285% due 03/02/2009		900	898
American Honda Finance Corp.
4.868% due 08/05/2008		3,100	3,099
American International Group, Inc.
4.884% due 06/23/2008		6,300	6,304
5.051% due 01/29/2010		26,800	26,887
Bank of America N.A.
5.132% due 06/12/2009		12,700	12,676
Bank of Ireland
4.951% due 12/19/2008		12,800	12,795
5.016% due 12/18/2009		5,200	5,187
Bear Stearns Cos., Inc.
5.105% due 02/23/2010		17,200	16,164
5.494% due 07/16/2009		12,300	11,836
6.950% due 08/10/2012		10,000	10,292
Calabash Re II Ltd.
15.891% due 01/08/2010		2,300	2,411
CIT Group Holdings, Inc.
5.134% due 01/30/2009		19,100	17,948
Citigroup, Inc.
4.898% due 12/26/2008		9,700	9,662
4.944% due 05/02/2008		5,300	5,299
5.024% due 01/30/2009		21,000	20,833
Credit Agricole S.A.
5.053% due 05/28/2009		14,300	14,311
Danske Bank A/S
4.919% due 08/19/2008		19,200	19,206
East Lane Re Ltd.
11.911% due 05/06/2011		1,700	1,708
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		3,200	3,107
7.250% due 10/25/2011		3,050	2,644
7.800% due 06/01/2012		250	219
General Electric Capital Corp.
4.939% due 05/10/2010		16,500	16,329
4.939% due 08/15/2011		1,300	1,278
5.091% due 06/15/2009		2,000	1,999
5.303% due 10/06/2010		13,800	13,691
Glitnir Banki HF
5.440% due 04/20/2010		6,000	5,875
GMAC LLC
6.034% due 09/23/2008		2,600	2,512
6.119% due 05/15/2009		5,900	5,497
Goldman Sachs Group, Inc.
4.924% due 12/23/2008		900	898
4.974% due 12/22/2008		5,200	5,187
4.974% due 06/23/2009		41,910	41,251
5.142% due 06/28/2010		5,260	5,178
5.481% due 07/23/2009		1,000	999
HSBC Finance Corp.
5.121% due 09/15/2008		10,280	10,277
5.158% due 11/16/2009		4,000	3,940
5.212% due 03/12/2010		3,200	3,140
5.240% due 10/21/2009		5,000	4,979
5.281% due 12/05/2008		1,600	1,597
ING Security Life Institutional Funding
5.322% due 01/14/2008		21,000	21,004
John Deere Capital Corp.
5.038% due 09/25/2008		14,100	14,107
JPMorgan Chase & Co.
5.300% due 05/07/2010		19,100	18,856
Lehman Brothers Holdings, Inc.
4.905% due 11/24/2008		700	689
5.094% due 12/23/2010		9,700	9,046
Longpoint Re Ltd.
10.241% due 05/08/2010		3,300	3,387
MBNA Corp.
5.308% due 05/05/2008		6,320	6,332
Merrill Lynch & Co., Inc.
5.115% due 02/06/2009		2,660	2,648
6.050% due 08/15/2012		10,400	10,610
Metropolitan Life Global Funding I
4.945% due 05/17/2010		19,100	18,972
Morgan Stanley
4.925% due 05/07/2009		9,700	9,584
5.006% due 02/09/2009		12,100	11,954
Mystic Re Ltd.
15.081% due 06/07/2011		700	738
National Australia Bank Ltd.
5.181% due 09/11/2009		8,900	8,894
5.231% due 10/01/2008		2,000	1,998
Rabobank Nederland
5.243% due 04/06/2009		6,700	6,691
5.262% due 01/15/2009		14,800	14,783
Redwood Capital IX Ltd.
11.493% due 01/09/2008		2,000	1,999
Residential Reinsurance 2007 Ltd.
15.374% due 06/07/2010		4,300	4,483
Rockies Express Pipeline LLC
5.776% due 08/20/2009		20,900	20,915
Royal Bank of Scotland Group PLC
5.259% due 04/11/2008		4,100	4,100
Santander U.S. Debt S.A. Unipersonal
4.925% due 02/06/2009		19,200	19,096
4.970% due 09/19/2008		6,000	5,980
SLM Corp.
5.164% due 01/25/2008		2,000	1,997
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		13,570	13,546
Ventas Realty LP
6.750% due 06/01/2010		4,960	5,022
8.750% due 05/01/2009		3,000	3,090
Vita Capital III Ltd.
6.331% due 01/01/2011		2,200	2,173
VTB Capital S.A.
5.494% due 08/01/2008		17,200	17,050
Wachovia Bank N.A.
4.924% due 03/23/2009		3,300	3,293
5.015% due 02/23/2009		7,900	7,883
5.200% due 10/03/2008		7,100	7,087
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		1,000	1,016
World Savings Bank FSB
4.976% due 06/20/2008		2,000	2,002

			624,789

Industrials 4.7%
Albertson’s LLC
6.950% due 08/01/2009		2,100	2,137
Amgen, Inc.
5.133% due 11/28/2008		30,300	30,271
Comcast Corp.
5.542% due 07/14/2009		2,100	2,093
CSC Holdings, Inc.
7.250% due 07/15/2008		2,800	2,810
CVS Caremark Corp.
5.441% due 06/01/2010		7,800	7,722
Daimler Finance North America LLC
5.461% due 03/13/2009		3,800	3,780
EchoStar DBS Corp.
5.750% due 10/01/2008		6,700	6,708
6.375% due 10/01/2011		5,800	5,745
El Paso Corp.
6.500% due 06/01/2008		3,000	3,028
Forest Oil Corp.
8.000% due 06/15/2008		4,900	4,974
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		1,525	1,586
General Mills, Inc.
5.310% due 01/22/2010		8,000	7,950
HCA, Inc.
9.250% due 11/15/2016		2,400	2,526
HJ Heinz Co.
6.428% due 12/01/2008		13,500	13,747
Honeywell International, Inc.
5.061% due 07/27/2009		20,600	20,570
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		1,500	1,489
Mandalay Resort Group
6.500% due 07/31/2009		1,500	1,508
Mirage Resorts, Inc.
6.750% due 02/01/2008		1,000	1,005
Reynolds American, Inc.
5.691% due 06/15/2011		9,600	9,368
Service Corp. International
6.500% due 03/15/2008		8,975	9,009
Sungard Data Systems, Inc.
3.750% due 01/15/2009		3,400	3,315
SUPERVALU, Inc.
7.500% due 11/15/2014		5,200	5,356
Transcontinental Gas Pipe Line Corp.
6.522% due 04/15/2008		1,650	1,654
Transocean, Inc.
5.341% due 09/05/2008		4,500	4,478
Trinity Industries Leasing Co.
7.755% due 02/15/2009		1,896	1,951
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		6,500	6,502
Weyerhaeuser Co.
5.884% due 09/24/2009		10,300	10,331
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,114
Xerox Corp.
5.716% due 12/18/2009		2,000	2,004
9.750% due 01/15/2009		6,415	6,708

			187,439

Utilities 3.5%
AT&T, Inc.
4.978% due 02/05/2010		11,900	11,799
5.080% due 11/14/2008		2,000	1,998
BellSouth Corp.
4.240% due 04/26/2021		9,300	9,268
4.969% due 08/15/2008		1,400	1,398
Enel Finance International S.A.
5.700% due 01/15/2013		19,900	20,226
Energy Future Holdings Corp.
6.375% due 01/01/2008		4,100	4,100
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,635	5,593
5.896% due 12/08/2008		9,600	9,633
Florida Power Corp.
5.279% due 11/14/2008		17,400	17,380
Midwest Generation LLC
8.300% due 07/02/2009		7,427	7,538
Ohio Edison Co.
4.000% due 05/01/2008		22,678	22,585
Ohio Power Co.
5.424% due 04/05/2010		2,000	1,983
PSEG Energy Holdings LLC
8.625% due 02/15/2008		2,815	2,834
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		3,400	3,400
Qwest Corp.
5.625% due 11/15/2008		5,000	5,000
Sprint Nextel Corp.
5.242% due 06/28/2010		14,200	13,653

			138,388

Total Corporate Bonds & Notes (Cost $957,052)			950,616

MUNICIPAL BONDS & NOTES 0.0%
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		500	509

Total Municipal Bonds & Notes (Cost $483)			509

COMMODITY INDEX-LINKED NOTES 0.2%
Goldman Sachs Commodity Index Total Return 0.2%
Morgan Stanley
4.805% due 07/07/2008		10,000	10,019

Total Commodity Index-Linked Notes (Cost $10,000)			10,019

U.S. GOVERNMENT AGENCIES 45.2%
Fannie Mae
4.500% due 09/25/2025		197	196
4.640% due 09/01/2035		997	995
4.774% due 11/01/2035		1,614	1,615
4.925% due 12/25/2036 - 07/25/2037		6,385	6,167
4.989% due 06/01/2035		1,017	1,022
4.995% due 03/25/2036		952	949
5.000% due 01/25/2017 - 08/01/2037		6,139	6,001
5.015% due 08/25/2034		1,138	1,121
5.035% due 01/01/2036		507	517
5.165% due 03/25/2036		4,418	4,450
5.215% due 05/25/2042 - 03/25/2044		2,726	2,699
5.265% due 06/25/2032 - 09/25/2032		107	107
5.315% due 10/25/2030		26	26
5.465% due 10/25/2017		350	354
5.468% due 01/01/2032		1,217	1,259
5.476% due 07/01/2034		45	46
5.500% due 02/01/2014 - 01/01/2038		1,074,902	1,074,012
5.590% due 06/01/2034		24	24
5.609% due 11/01/2025		25	26
5.620% due 05/01/2036		15,683	15,790
5.626% due 05/01/2036		286	288
5.630% due 02/01/2018		31	31
5.633% due 05/01/2021 - 04/01/2029		258	260
5.765% due 04/25/2032		14	14
5.825% due 12/01/2036		202	206
5.893% due 12/01/2036		215	219
6.000% due 08/01/2035 - 11/01/2037		333,333	338,594
6.063% due 06/01/2043 - 10/01/2044		17,439	17,472
6.500% due 10/25/2023 (a)		37	2
6.500% due 11/01/2028 - 10/25/2042		1,115	1,167
6.605% due 07/01/2029		300	304
6.970% due 08/01/2026		19	19
7.000% due 03/01/2013		49	51
7.129% due 08/01/2029		2,000	2,025
7.155% due 10/01/2023		37	37
7.179% due 12/01/2040		534	541
8.916% due 06/25/2032		753	797
Federal Home Loan Bank
3.500% due 05/13/2008 - 12/12/2008		3,135	3,120
4.000% due 01/16/2009 - 04/20/2009		51,300	51,278
4.020% due 06/30/2009		2,000	2,012
4.150% due 01/12/2009		1,950	1,950
4.250% due 09/26/2008		2,600	2,601
4.330% due 03/16/2010		2,500	2,537
4.400% due 02/08/2010		22,340	22,341
4.500% due 06/22/2010		12,400	12,667
5.000% due 07/30/2008		100	100
Federal Housing Administration
6.896% due 07/01/2020		375	379
7.350% due 04/01/2019		170	172
7.430% due 07/01/2021 - 09/01/2022		163	165
7.435% due 02/01/2019		196	199
Freddie Mac
3.000% due 12/15/2021		452	451
4.000% due 04/15/2022 - 11/15/2022		4,585	4,569
4.479% due 08/01/2035		1,099	1,096
4.500% due 12/15/2025		1,212	1,208
4.905% due 12/25/2036		33,249	32,807
5.000% due 01/15/2018 - 03/15/2026		1,187	1,188
5.258% due 02/15/2019		83,522	83,112
5.378% due 12/15/2030 - 06/15/2031		441	440
5.428% due 06/15/2031		443	444
5.478% due 12/15/2031		14	14
5.500% due 05/01/2013 - 09/01/2037		43,699	43,928
6.063% due 10/25/2044 - 02/25/2045		14,618	14,635
6.263% due 07/25/2044		14,832	14,832
6.500% due 08/15/2008 - 07/25/2043		1,093	1,102
6.750% due 08/15/2023		685	702
Ginnie Mae
5.528% due 02/16/2030		69	70
5.625% due 07/20/2022 - 09/20/2029		3,475	3,491
5.678% due 02/16/2030		202	204
5.899% due 03/20/2031		1,211	1,222
6.000% due 01/15/2032 - 03/20/2032		2,821	2,879
6.125% due 10/20/2017 - 10/20/2027		1,068	1,081
6.250% due 03/20/2029 - 03/20/2030		941	952
6.375% due 05/20/2021 - 05/20/2030		5,076	5,136
6.500% due 02/20/2019		24	24
7.500% due 02/20/2030		180	190
8.000% due 12/15/2030 - 03/15/2032		189	205
8.500% due 06/20/2027		185	200
Small Business Administration
7.540% due 08/10/2009		106	109

Total U.S. Government Agencies (Cost $1,782,015)			1,795,215

MORTGAGE-BACKED SECURITIES 12.7%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		3,305	3,248
4.440% due 02/25/2045		97	95
5.000% due 09/25/2035		2,100	2,062
5.015% due 09/25/2035		25	25
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		1,213	1,212
Banc of America Funding Corp.
4.621% due 02/20/2036		9,928	9,886
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		1,168	1,191
7.363% due 07/20/2032		262	266
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		13,271	13,139
4.750% due 10/25/2035		25,882	25,715
5.659% due 11/25/2034		19,822	19,901
5.998% due 11/25/2034		3,408	3,412
6.267% due 11/25/2030		375	374
Bear Stearns Alt-A Trust
5.025% due 02/25/2034		2,681	2,547
5.527% due 09/25/2035		7,241	7,135
5.811% due 11/25/2036		5,542	5,468
5.902% due 01/25/2036		6,062	5,913
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		985	986
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		8,192	8,140
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		20,750	20,536
5.684% due 01/26/2036		20,245	20,066
5.787% due 12/26/2046		8,867	8,759
CC Mortgage Funding Corp.
4.995% due 05/25/2048		4,994	4,514
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		24	23
Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035		2,555	2,523
Countrywide Alternative Loan Trust
5.025% due 02/25/2047		467	438
5.029% due 09/20/2046		297	296
5.045% due 05/25/2047		7,099	6,704
5.099% due 05/20/2046		273	269
5.129% due 02/20/2047		9,525	8,993
5.145% due 02/25/2037		5,644	5,336
Countrywide Home Loan Mortgage Pass-Through Trust
3.876% due 11/19/2033		235	234
5.095% due 05/25/2035		696	640
5.135% due 05/25/2034		38	38
5.185% due 03/25/2035		1,203	1,141
5.205% due 06/25/2035		15,169	14,846
7.000% due 07/19/2031		6	6
CS First Boston Mortgage Securities Corp.
5.639% due 05/25/2032		6	6
5.758% due 03/25/2032		73	71
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047		1,619	1,587
4.945% due 02/25/2037		2,427	2,382
4.955% due 08/25/2037		3,061	3,033
First Republic Mortgage Loan Trust
5.185% due 06/25/2030		895	874
5.328% due 08/15/2032		8,009	7,954
5.378% due 11/15/2031		540	529
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		8,401	8,228
4.945% due 01/25/2047		7,499	7,355
5.085% due 06/25/2045		942	893
5.095% due 06/25/2045		425	403
5.135% due 11/25/2045		1,064	1,000
Greenwich Capital Acceptance, Inc.
8.063% due 06/25/2024		12	12
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		6,960	6,657
5.352% due 06/06/2020		3	3
GSR Mortgage Loan Trust
4.539% due 09/25/2035		12,588	12,495
6.000% due 03/25/2032		3	3
GSRPM Mortgage Loan Trust
5.265% due 11/25/2031		2,584	2,582
Harborview Mortgage Loan Trust
4.995% due 04/19/2038		2,487	2,329
5.055% due 01/19/2038		52	51
5.185% due 05/19/2035		3,546	3,356
5.205% due 03/19/2037		8,038	7,553
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		4,193	4,115
Indymac ARM Trust
6.574% due 01/25/2032		9	9
6.596% due 01/25/2032		5	5
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		2,811	2,741
4.965% due 01/25/2037		360	357
JPMorgan Mortgage Trust
5.023% due 02/25/2035		2,116	2,075
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		372	371
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,656	1,644
MASTR Seasoned Securities Trust
6.200% due 09/25/2017		649	656
Mellon Residential Funding Corp.
5.439% due 10/20/2029		4,637	4,505
5.468% due 12/15/2030		3,023	2,965
Merrill Lynch Floating Trust
5.098% due 06/15/2022		3,368	3,268
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		7,702	7,418
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		8,920	8,605
5.115% due 11/25/2035		6,950	6,719
5.408% due 03/15/2025		603	591
Morgan Stanley Capital I
5.088% due 10/15/2020		9,269	9,062
RAAC Series 2005-SP1
5.000% due 09/25/2034		769	765
Residential Accredit Loans, Inc.
5.075% due 04/25/2046		497	467
5.165% due 08/25/2035		2,365	2,235
6.148% due 09/25/2045		1,473	1,431
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		265	266
Sequoia Mortgage Trust
4.080% due 04/20/2035		1,841	1,831
5.299% due 07/20/2033		4,827	4,712
5.329% due 10/20/2027		2,258	2,155
Structured Adjustable Rate Mortgage Loan Trust
6.188% due 01/25/2035		147	143
Structured Asset Mortgage Investments, Inc.
4.965% due 09/25/2047		1,453	1,441
4.995% due 03/25/2037		2,243	2,133
5.085% due 05/25/2036		12,313	11,617
5.095% due 05/25/2045		1,231	1,167
5.215% due 07/19/2035		12,953	12,482
5.295% due 09/19/2032		112	109
5.315% due 03/19/2034		1,144	1,110
Structured Asset Securities Corp.
4.915% due 05/25/2036		829	807
4.975% due 04/25/2036		2,400	2,368
5.331% due 10/25/2035		1,707	1,691
6.039% due 02/25/2032		349	349
6.150% due 07/25/2032		290	289
7.143% due 01/25/2032		14	14
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036		29	28
4.975% due 01/25/2037		5,002	4,900
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		9,150	8,944
4.985% due 03/25/2046		3,500	3,440
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		20,528	20,219
5.681% due 04/15/2034		250	250
Washington Mutual MSC Mortgage Pass-Through Certificates
5.967% due 02/25/2033		345	344
Washington Mutual, Inc.
4.046% due 09/25/2033		3,807	3,785
5.055% due 04/25/2045		2	2
5.135% due 12/25/2045		596	558
5.155% due 10/25/2045		1,034	972
5.405% due 12/25/2027		8,269	7,911
5.505% due 12/25/2027		4,019	3,792
5.518% due 01/25/2047		1,069	1,007
5.598% due 12/25/2046		3,785	3,565
5.788% due 02/25/2046		5,515	5,369
5.788% due 08/25/2046		25,535	25,068
5.883% due 07/25/2046		570	544
5.883% due 08/25/2046		14,772	14,272
5.883% due 12/25/2046		2,380	2,348
5.942% due 09/25/2036		137	137
5.988% due 11/25/2042		1,405	1,362
6.188% due 06/25/2042		1,897	1,809
6.188% due 08/25/2042		1,800	1,732
6.288% due 09/25/2046		1,092	1,068
6.288% due 11/25/2046		418	412
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034		9,034	8,948
4.109% due 06/25/2035		483	481

Total Mortgage-Backed Securities (Cost $512,568)			503,388

ASSET-BACKED SECURITIES 9.5%
Aames Mortgage Investment Trust
4.925% due 04/25/2036		5	5
5.015% due 08/25/2035		147	146
Accredited Mortgage Loan Trust
4.915% due 02/25/2037		1,401	1,317
ACE Securities Corp.
4.915% due 06/25/2036		413	409
4.915% due 12/25/2036		1,401	1,361
4.925% due 10/25/2036		259	250
4.935% due 12/25/2035		222	221
4.945% due 02/25/2036		146	145
4.945% due 10/25/2036		2,167	2,108
4.955% due 06/25/2037		2,573	2,514
4.995% due 10/25/2036		2,400	2,242
American Express Credit Account Master Trust
5.028% due 01/18/2011		2,300	2,300
5.138% due 09/15/2010		5,000	5,001
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		14	14
5.215% due 10/25/2031		525	492
5.215% due 08/25/2032		126	124
Argent Securities, Inc.
4.905% due 06/25/2036		151	150
4.915% due 10/25/2036		901	885
4.925% due 05/25/2036		99	99
4.935% due 04/25/2036		197	197
4.945% due 03/25/2036		217	217
Asset-Backed Funding Certificates
4.925% due 10/25/2036		43	43
4.925% due 11/25/2036		1,935	1,874
4.925% due 01/25/2037		3,515	3,461
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		1,335	1,315
4.925% due 03/25/2036		68	68
4.945% due 05/25/2037		1,663	1,600
5.140% due 09/25/2034		13	12
Bank One Issuance Trust
5.138% due 12/15/2010		2,000	2,001
Basic Asset-Backed Securities Trust
4.945% due 04/25/2036		131	131
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		1,295	1,271
4.935% due 12/25/2036		1,447	1,418
4.945% due 10/25/2036		547	541
4.955% due 04/25/2036		198	196
5.195% due 10/25/2032		1,576	1,542
5.265% due 10/27/2032		103	102
5.315% due 03/25/2043		1,514	1,505
5.865% due 10/25/2037		5,457	5,247
Brazos Student Finance Corp.
5.430% due 06/01/2023		1,662	1,664
Carmax Auto Owner Trust
5.328% due 06/16/2008		354	354
Carrington Mortgage Loan Trust
4.905% due 05/25/2036		99	98
4.915% due 01/25/2037		195	190
5.103% due 10/25/2035		2,259	2,096
Centex Home Equity
5.490% due 03/25/2035		7	7
Chase Credit Card Master Trust
5.138% due 02/15/2011		3,700	3,700
5.198% due 09/15/2011		18,800	18,793
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033		53	49
Citibank Credit Card Issuance Trust
5.045% due 02/07/2010		1,500	1,500
5.342% due 01/15/2010		1,040	1,040
Citigroup Mortgage Loan Trust, Inc.
4.905% due 12/25/2036		1,859	1,806
4.915% due 10/25/2036		599	594
4.915% due 11/25/2036		265	263
4.925% due 01/25/2037		1,150	1,129
4.925% due 05/25/2037		2,625	2,492
4.935% due 01/25/2037		3,982	3,831
4.975% due 03/25/2037		952	909
Countrywide Asset-Backed Certificates
4.895% due 01/25/2046		172	169
4.915% due 01/25/2037		156	154
4.915% due 03/25/2037		203	198
4.915% due 05/25/2037		10,961	10,709
4.915% due 07/25/2037		3,368	3,262
4.915% due 03/25/2047		991	975
4.925% due 03/25/2037		319	311
4.925% due 09/25/2046		729	721
4.935% due 06/25/2036		282	280
4.935% due 07/25/2036		93	92
4.935% due 08/25/2036		53	53
4.935% due 06/25/2037		2,450	2,390
4.945% due 06/25/2037		2,912	2,842
4.945% due 10/25/2037		1,626	1,598
4.965% due 08/25/2037		11,400	10,490
4.965% due 09/25/2037		1,642	1,607
4.965% due 09/25/2047		2,473	2,393
4.975% due 10/25/2046		1,823	1,784
4.995% due 07/25/2036		108	107
5.025% due 02/25/2036		794	772
5.045% due 09/25/2036		3,200	2,973
5.055% due 06/25/2036		2,100	2,025
5.345% due 12/25/2031		83	77
5.605% due 05/25/2032		186	182
Countrywide Home Equity Loan Trust
5.168% due 01/15/2037		234	223
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		1,504	1,452
4.955% due 12/25/2037		2,260	2,205
4.985% due 07/25/2037		92	88
Delta Funding Home Equity Loan Trust
5.848% due 09/15/2029		36	35
EMC Mortgage Loan Trust
5.235% due 05/25/2040		187	185
Equity One Asset-Backed Securities, Inc.
5.165% due 04/25/2034		621	574
First Franklin Mortgage Loan Asset-Backed Certificates
4.895% due 05/25/2036		3,165	3,123
4.905% due 01/25/2038		3,002	2,905
4.915% due 11/25/2036		5,883	5,645
4.915% due 12/25/2036		1,272	1,242
4.935% due 12/25/2037		1,622	1,585
4.955% due 01/25/2036		735	731
5.235% due 12/25/2034		182	179
First USA Credit Card Master Trust
5.156% due 04/18/2011		6,800	6,803
Fremont Home Loan Trust
4.915% due 10/25/2036		1,818	1,796
4.925% due 01/25/2037		2,343	2,284
4.935% due 02/25/2037		689	675
GSAA Trust
4.975% due 06/25/2035		446	445
GSAMP Trust
4.925% due 04/25/2036		13	13
4.935% due 09/25/2036		46	45
4.935% due 10/25/2036		512	483
4.935% due 12/25/2036		3,604	3,508
4.965% due 01/25/2047		2,813	2,704
4.985% due 12/25/2035		176	175
5.155% due 03/25/2034		59	59
5.505% due 07/25/2032		14	13
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		128	126
Home Equity Asset Trust
4.925% due 05/25/2037		1,565	1,503
4.945% due 05/25/2036		410	407
HSBC Asset Loan Obligation
4.925% due 12/25/2036		2,829	2,716
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		12,182	11,737
4.925% due 05/25/2037		451	431
4.945% due 12/25/2035		340	337
4.975% due 03/25/2036		6,700	6,591
Indymac Residential Asset-Backed Trust
4.905% due 08/25/2036		228	227
4.925% due 04/25/2037		2,700	2,642
4.945% due 07/25/2037		1,770	1,735
4.955% due 03/25/2036		438	437
4.995% due 04/25/2037		1,090	1,045
Irwin Home Equity Corp.
5.405% due 07/25/2032		338	330
IXIS Real Estate Capital Trust
4.925% due 08/25/2036		192	190
JPMorgan Mortgage Acquisition Corp.
4.905% due 08/25/2036		88	87
4.915% due 07/25/2036		2,142	2,104
4.915% due 08/25/2036		1,388	1,364
4.915% due 10/25/2036		3,863	3,767
4.925% due 04/01/2037		1,116	1,068
4.935% due 03/25/2036		488	486
4.945% due 03/25/2037		1,542	1,483
Lehman ABS Mortgage Loan Trust
4.955% due 06/25/2037		1,761	1,729
Lehman XS Trust
4.935% due 05/25/2046		983	976
4.945% due 04/25/2046		126	125
4.945% due 06/25/2046		569	561
4.945% due 08/25/2046		672	668
4.945% due 11/25/2046		1,965	1,882
4.955% due 05/25/2046		81	81
4.985% due 11/25/2036		420	420
5.015% due 04/25/2037		5,810	5,665
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036		357	355
4.905% due 11/25/2036		1,740	1,710
4.925% due 10/25/2036		61	59
4.925% due 05/25/2046		144	143
4.955% due 01/25/2046		206	206
5.045% due 08/25/2035		36	35
5.145% due 10/25/2034		359	345
5.483% due 03/25/2032		117	110
MASTR Asset-Backed Securities Trust
4.915% due 03/25/2036		255	253
4.915% due 11/25/2036		2,034	1,979
4.915% due 01/25/2037		1,036	1,003
4.925% due 10/25/2036		31	30
4.925% due 11/25/2036		2,620	2,551
4.945% due 01/25/2036		200	199
4.945% due 05/25/2037		1,434	1,405
MBNA Credit Card Master Note Trust
5.128% due 12/15/2011		2,000	1,997
5.148% due 08/16/2010		5,200	5,202
Merrill Lynch First Franklin Mortgage Loan Trust
4.925% due 07/25/2037		3,341	3,227
Merrill Lynch Mortgage Investors, Inc.
4.895% due 05/25/2037		1,077	1,062
4.895% due 06/25/2037		1,237	1,223
4.925% due 04/25/2037		477	472
4.935% due 08/25/2036		4,845	4,778
4.935% due 02/25/2037		488	485
4.935% due 07/25/2037		244	238
4.945% due 09/25/2037		193	189
4.985% due 02/25/2037		2,581	2,468
Morgan Stanley ABS Capital I
4.895% due 06/25/2036		516	509
4.905% due 06/25/2036		887	875
4.905% due 07/25/2036		954	938
4.905% due 09/25/2036		112	109
4.905% due 10/25/2036		1,471	1,452
4.905% due 01/25/2037		2,726	2,667
4.915% due 10/25/2036		3,367	3,218
4.915% due 11/25/2036		5,843	5,621
4.925% due 05/25/2037		6,456	6,229
4.935% due 02/25/2036		560	559
4.965% due 09/25/2036		125	118
Morgan Stanley Home Equity Loans
4.915% due 12/25/2036		1,908	1,870
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		1,646	1,602
Nationstar Home Equity Loan Trust
4.925% due 03/25/2037		1,383	1,357
Nelnet Student Loan Trust
5.182% due 09/25/2012		803	802
New Century Home Equity Loan Trust
4.925% due 05/25/2036		408	408
4.935% due 08/25/2036		741	735
5.045% due 05/25/2036		1,600	1,543
5.125% due 06/25/2035		26	25
Option One Mortgage Loan Trust
4.905% due 02/25/2037		945	914
4.915% due 07/25/2036		678	672
4.915% due 01/25/2037		3,948	3,885
4.925% due 07/25/2037		1,681	1,654
5.405% due 06/25/2032		72	71
5.405% due 08/25/2032		314	309
Park Place Securities, Inc.
5.125% due 09/25/2035		681	668
Popular ABS Mortgage Pass-Through Trust
4.955% due 06/25/2047		3,046	2,955
Quest Trust
5.425% due 06/25/2034		9	9
Renaissance Home Equity Loan Trust
5.225% due 11/25/2034		124	122
5.305% due 08/25/2033		903	878
5.365% due 12/25/2033		775	762
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036		122	120
4.945% due 10/25/2036		237	231
4.965% due 08/25/2046		1,067	1,048
5.425% due 06/25/2032		10	10
Residential Asset Securities Corp.
4.905% due 06/25/2036		1,334	1,315
4.925% due 01/25/2037		1,597	1,546
4.935% due 03/25/2036		26	26
4.935% due 04/25/2036		197	196
4.935% due 07/25/2036		775	770
4.935% due 11/25/2036		8,793	8,585
4.935% due 02/25/2037		1,597	1,565
4.945% due 10/25/2036		54	53
4.975% due 04/25/2037		2,563	2,509
Residential Funding Mortgage Securities II, Inc.
4.985% due 05/25/2037		2,595	2,550
SACO I, Inc.
4.925% due 05/25/2036		793	753
Salomon Brothers Mortgage Securities VII, Inc.
5.165% due 03/25/2032		142	141
Saxon Asset Securities Trust
4.925% due 10/25/2046		366	362
5.135% due 01/25/2032		15	15
Sears Credit Account Master Trust
5.248% due 04/16/2013		700	698
Securitized Asset-Backed Receivables LLC Trust
4.905% due 01/25/2037		1,280	1,240
4.925% due 03/25/2036		943	931
SLC Student Loan Trust
4.849% due 02/15/2015		6,536	6,525
SLM Student Loan Trust
3.800% due 12/15/2038		3,800	3,725
5.054% due 04/25/2012		325	326
5.064% due 04/25/2014		4,388	4,383
5.074% due 10/27/2014		3,169	3,163
5.074% due 10/25/2016		1,988	1,989
5.074% due 07/25/2017		2,506	2,506
Soundview Home Equity Loan Trust
4.905% due 11/25/2036		666	661
4.925% due 12/25/2036		879	867
4.945% due 01/25/2037		2,508	2,460
4.945% due 06/25/2037		2,354	2,310
4.965% due 10/25/2036		67	67
Specialty Underwriting & Residential Finance
4.895% due 06/25/2037		872	859
4.910% due 11/25/2037		211	207
4.925% due 01/25/2038		1,808	1,761
4.945% due 12/25/2036		425	422
5.205% due 01/25/2034		85	83
Structured Asset Investment Loan Trust
4.915% due 07/25/2036		1,019	976
Structured Asset Securities Corp.
4.900% due 04/25/2035		4,170	4,076
4.915% due 10/25/2036		61	60
4.945% due 01/25/2037		1,385	1,338
4.965% due 01/25/2037		1,530	1,455
4.995% due 12/25/2035		16	16
5.155% due 01/25/2033		1,637	1,608
Washington Mutual Asset-Backed Certificates
4.915% due 01/25/2037		2,724	2,610
4.925% due 10/25/2036		906	875
4.935% due 04/25/2036		192	190
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		1,351	1,326
4.965% due 03/25/2037		807	791
5.105% due 10/25/2035		7,595	7,119

Total Asset-Backed Securities (Cost $384,960)			375,976

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
8.786% due 01/10/2010	EUR	2,300	3,413
BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	100,000	893
Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,289
Sumitomo Mitsui Banking Corp.
1.580% due 06/29/2049		600,000	5,444
1.782% due 11/26/2049		200,000	1,804
1.874% due 09/29/2049		100,000	899

Total Foreign Currency-Denominated Issues (Cost $17,399)			18,742

	Shares
PREFERRED STOCKS 0.4%
DG Funding Trust
6.979% due 12/31/2049		328	3,469
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		11,521	11,550

Total Preferred Stocks (Cost $15,236)			15,019

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 12.5%
Certificates of Deposit 6.2%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$6,800	6,802
ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100
Bank of Ireland
5.282% due 01/15/2010		16,800	16,829
Barclays Bank PLC
4.619% due 03/17/2008		17,500	17,504
5.490% due 08/10/2009		9,600	9,611
Calyon Financial, Inc.
5.204% due 01/16/2009		16,900	16,875
5.266% due 06/29/2010		700	698
Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,592
Dexia S.A.
4.759% due 09/29/2008		8,000	8,003
Fortis Bank NY
4.745% due 04/28/2008		800	800
4.790% due 06/30/2008		20,700	20,682
5.148% due 09/30/2008		3,700	3,693
5.441% due 05/20/2008		3,000	2,999
HSBC Bank USA N.A.
5.426% due 07/28/2008		1,200	1,201
Nordea Bank Finland PLC
5.188% due 12/01/2008		1,700	1,698
5.230% due 04/09/2009		33,500	33,469
5.320% due 02/06/2009		3,500	3,496
Royal Bank of Canada
4.630% due 05/02/2008		20,200	20,200
Royal Bank of Scotland Group PLC
4.734% due 03/26/2008		2,900	2,899
Skandinaviska Enskilda Banken AB
4.869% due 02/13/2009		28,100	28,075
5.095% due 01/05/2009		8,000	7,988
5.340% due 08/21/2008		2,700	2,700
Societe Generale NY
4.768% due 06/30/2008		8,100	8,102
5.270% due 03/26/2008		8,980	8,980
Unicredito Italiano NY
5.062% due 05/29/2008		2,200	2,200

			243,196

Commercial Paper 5.6%
Citibank N.A.
5.940% due 02/04/2008		40,600	40,379
Cox Communications, Inc.
6.002% due 01/15/2008		11,240	11,237
General Electric Capital Corp.
3.750% due 01/02/2008		82,200	82,200
National Australia Bank Ltd.
4.510% due 01/18/2008		6,000	5,988
Santander Hispano Finance Delaware
5.190% due 01/28/2008		70,000	69,738
Unicredito Italiano SpA
5.125% due 01/22/2008		13,000	12,963
5.150% due 01/18/2008		600	599

			223,104

Repurchase Agreements 0.6%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		5,000	5,000
(Dated 12/31/2007. Collateralized by Freddie Mac 4.875% due 02/09/2010 valued at $5,104. Repurchase proceeds are $5,001.)
3.900% due 01/02/2008		18,791	18,791

(Dated 12/31/2007. Collateralized by Fannie Mae 3.250% due 01/15/2008 valued at $19,171. Repurchase proceeds are $18,795.)
			23,791

U.S. Treasury Bills 0.1%
2.949% due 02/28/2008 - 03/13/2008 (b)(c)(e)		4,405	4,367

Total Short-Term Instruments (Cost $494,483)			494,458

Purchased Options (g) 1.0% (Cost $12,542)			39,240
Total Investments 107.4% (Cost $4,245,839)			$4,261,963
Written Options (h) (0.6%) (Premiums $6,391)			(23,767)
Other Assets and Liabilities (Net) (6.8%)			(269,640)

Net Assets (d) 100.0%			$3,968,556

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $2,232 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $93,295 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $2,135 and cash of $20,690 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Federal Funds February Futures	Short	02/2008	1	$(1)
90-Day Eurodollar December Futures	Long	12/2009	118	32
90-Day Eurodollar June Futures	Long	06/2008	2,071	6,748
90-Day Eurodollar March Futures	Long	03/2008	118	196
90-Day Eurodollar March Futures	Long	03/2009	2,512	6,670
Euro-Schatz March Futures	Short	03/2008	2,490	2,271
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	3,892	(965)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,502	1,513
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,028	1,140

				$17,612

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%	06/20/2012	$3,800	$(104)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	6,000	296
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%	09/20/2012	2,800	(12)
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%	06/20/2012	3,800	(38)
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%	06/20/2012	3,800	(42)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	1,600	(3)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	4,000	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,900	(12)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	1,400	(4)
Bear Stearns & Co., Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%	09/20/2012	10,000	(74)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	3,800	(4)
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	3,800	12
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	3,800	(44)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	1,600	(6)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	3,800	(8)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	2,200	(4)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	1,600	(2)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	3,900	(12)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%	09/20/2012	7,600	61
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	(15)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,700	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	(5)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	1,700	(4)
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%	06/20/2012	3,800	(56)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%	06/20/2012	3,800	(37)
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	5,000	49
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,200	(15)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%	09/20/2012	4,700	(93)

						$(175)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(712)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	(63)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		50,200	(410)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	(154)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		38,300	(298)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		53,100	(304)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		104,200	(655)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	44,100	418
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,500	253
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	520
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		12,400	117
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		85,900	840
Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.000%	06/18/2010		$51,500	(8)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.000%	06/18/2010		50,900	(154)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2009		344,600	594
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		56,800	(1,065)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		48,400	(75)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	27

							$(1,129)

(g) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$95.500	03/17/2008	917	$467	$728

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$232,200	$1,173	$4,820
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	144,400	415	1,103
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	2,509
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	219,000	761	4,546
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	2,183
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	232,500	831	4,826
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	99,000	349	1,970
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	318,600	1,318	7,548

							$5,998	$29,505

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$1,838
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		16,400	488	100
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		8,100	464	789
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	619
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		9,000	443	927
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	356
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	714
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	265
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	1,197
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	462
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	211	232
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	252
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	591
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	545	665

						$6,077	$9,007

(h) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar March Futures	$95.750	03/14/2008	459	$256	$1,045
Call - CME 90-Day Eurodollar March Futures	95.875	03/14/2008	459	211	915

				$467	$1,960

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$101,500	$1,194	$3,699
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	31,700	395	1,044
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	658	1,863
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	95,000	765	3,462
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	1,694
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	102,500	840	3,735
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	33,000	340	1,296
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	106,200	1,245	5,014

							$5,924	$21,807

(i) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)

Fannie Mae	5.000%	01/01/2038	$1,300	$1,281	$1,269
U.S. Treasury Notes	4.250%	11/15/2014	60,200	61,799	62,573
U.S. Treasury Notes	4.250%	08/15/2015	76,115	78,001	79,564
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,348	1,381
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,469	1,486

				$143,898	$146,273

(2)	Market value includes $1,907 of interest payable on short sales.

(j) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	26,159	03/2008	$2,414	$0	$2,414
Buy		30,010	07/2008	253	0	253
Buy	CLP	63,745	03/2008	7	0	7
Buy		2,447,604	07/2008	0	(13)	(13)
Buy	CNY	226,774	01/2008	356	0	356
Sell		226,774	01/2008	0	(455)	(455)
Buy		611,702	03/2008	1,061	0	1,061
Sell		611,702	03/2008	0	(1,345)	(1,345)
Buy	EUR	1,816	01/2008	0	(18)	(18)
Sell		26,254	01/2008	223	0	223
Sell	GBP	24,511	01/2008	624	0	624
Buy	JPY	1,561,698	02/2008	0	(31)	(31)
Buy	KRW	17,486,560	01/2008	0	(334)	(334)
Buy		1,673,550	05/2008	6	0	6
Buy		9,461,871	08/2008	0	(222)	(222)
Buy	MXN	130,394	03/2008	302	0	302
Buy		212,679	07/2008	197	0	197
Buy	NOK	57,384	03/2008	197	0	197
Buy	PLN	52,419	03/2008	2,455	0	2,455
Buy		31,221	07/2008	996	0	996
Buy	RUB	491,838	07/2008	559	0	559
Buy		1,299,698	11/2008	248	0	248
Buy	SGD	43,579	05/2008	572	0	572
Buy	ZAR	22,036	03/2008	128	0	128
Buy		1,750	07/2008	14	0	14

				$10,612	$(2,418)	$8,194

See accompanying notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 21.9%
Banking & Finance 16.5%
Allstate Corp.
6.125% due 05/15/2067		$200	$193
American Express Bank FSB
4.956% due 06/22/2009		200	200
American Express Credit Corp.
5.285% due 03/02/2009		30	30
American General Finance Corp.
6.900% due 12/15/2017		100	100
American International Group, Inc.
5.850% due 01/16/2018		100	101
ANZ National International Ltd.
4.938% due 08/07/2009		20	20
Barclays Bank PLC
5.450% due 09/12/2012		400	410
6.050% due 12/04/2017		100	101
Bear Stearns Cos., Inc.
5.025% due 05/18/2010		200	189
BNP Paribas
5.186% due 06/29/2049		130	118
Caterpillar Financial Services Corp.
4.850% due 12/07/2012		100	100
Citigroup Capital XXI
8.300% due 12/21/2057		100	105
Citigroup Funding, Inc.
4.896% due 04/23/2009		100	99
Citigroup Global Markets Holdings, Inc.
5.031% due 08/03/2009		20	20
Citigroup, Inc.
5.850% due 07/02/2013		100	103
Commonwealth Bank of Australia
6.024% due 03/29/2049		100	93
Credit Agricole S.A.
5.053% due 05/28/2009		100	100
Credit Suisse USA, Inc.
5.069% due 08/15/2010		100	99
Export-Import Bank of Korea
5.214% due 06/01/2009		100	100
Ford Motor Credit Co. LLC
6.625% due 06/16/2008		900	887
7.250% due 10/25/2011		100	87
General Electric Capital Corp.
6.375% due 11/15/2067		200	207
Goldman Sachs Group, Inc.
5.625% due 01/15/2017		10	10
6.250% due 09/01/2017		100	104
International Lease Finance Corp.
5.008% due 06/26/2009		110	110
5.250% due 05/24/2010		20	20
John Deere Capital Corp.
5.292% due 07/15/2008		30	30
JPMorgan Chase & Co.
4.915% due 06/26/2009		80	80
6.000% due 01/15/2018		30	31
Lehman Brothers Holdings, Inc.
4.905% due 11/24/2008		10	10
5.320% due 04/03/2009		30	29
Merrill Lynch & Co., Inc.
5.138% due 06/16/2008		10	10
Morgan Stanley
4.925% due 05/07/2009		100	99
5.114% due 04/25/2008		30	30
Rabobank Capital Funding Trust
5.254% due 12/29/2049		100	90
RBS Capital Trust III
5.512% due 09/29/2049		300	276
Residential Capital LLC
7.615% due 05/22/2009		100	72
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		100	100
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	100
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		20	20
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	96
Wells Fargo & Co.
5.186% due 03/10/2008		120	120
5.625% due 12/11/2017		100	100

			4,999

Industrials 4.1%
Amgen, Inc.
5.133% due 11/28/2008		100	100
C8 Capital SPV Ltd.
6.640% due 12/29/2049		100	95
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	109
Daimler Finance North America LLC
5.441% due 10/31/2008		100	100
5.461% due 03/13/2009		10	10
5.541% due 03/13/2009		100	99
Diageo Capital PLC
4.987% due 11/10/2008		20	20
EchoStar DBS Corp.
5.750% due 10/01/2008		100	100
International Business Machines Corp.
5.700% due 09/14/2017		400	414
Kimberly-Clark Corp.
5.060% due 07/30/2010		100	100
Kraft Foods, Inc.
6.125% due 02/01/2018		100	101

			1,248

Utilities 1.3%
Deutsche Telekom International Finance BV
5.064% due 03/23/2009		200	199
Dominion Resources, Inc.
5.050% due 11/14/2008		40	40
Ohio Power Co.
5.424% due 04/05/2010		100	99
Verizon Communications, Inc.
5.280% due 04/03/2009		50	50

			388

Total Corporate Bonds & Notes (Cost $6,716)			6,635

MUNICIPAL BONDS & NOTES 0.9%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047		300	280

Total Municipal Bonds & Notes (Cost $278)			280

U.S. GOVERNMENT AGENCIES 73.5%
Fannie Mae
5.000% due 02/25/2017 - 01/01/2038		2,128	2,077
5.500% due 03/01/2037 - 01/01/2038		2,202	2,200
6.000% due 08/01/2027 - 01/01/2038		9,684	9,837
6.500% due 09/01/2037		999	1,027
Freddie Mac
4.250% due 09/15/2024		52	52
4.905% due 12/25/2036		82	81
5.178% due 07/15/2019 - 10/15/2020		545	543
5.258% due 02/15/2019		279	278
5.500% due 01/01/2038		4,000	3,992
6.000% due 09/01/2037 - 11/01/2037		997	1,012
Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037		997	1,021
Small Business Administration
5.290% due 12/01/2027		200	202

Total U.S. Government Agencies (Cost $22,233)			22,322

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		23	23
2.375% due 01/15/2027		313	331

Total U.S. Treasury Obligations (Cost $345)			354

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust
5.015% due 09/25/2035		4	4
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		4	3
Countrywide Alternative Loan Trust
5.025% due 02/25/2047		78	73
5.065% due 06/25/2037		265	248
5.788% due 02/25/2036		30	29
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		53	53
4.801% due 11/25/2034		40	40
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		71	68
GSR Mortgage Loan Trust
5.251% due 11/25/2035		87	84
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		23	23
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		17	17
JPMorgan Mortgage Trust
5.023% due 02/25/2035		68	67
LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026		8	8
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		18	18
Structured Asset Securities Corp.
4.915% due 05/25/2036		18	18
5.331% due 10/25/2035		19	19
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036		9	8
Thornburg Mortgage Securities Trust
4.975% due 03/25/2046		86	85
Washington Mutual, Inc.
5.505% due 12/25/2027		54	51
5.518% due 01/25/2047		82	77
5.883% due 10/25/2046		20	20
6.288% due 09/25/2046		8	8

Total Mortgage-Backed Securities (Cost $1,057)			1,021

ASSET-BACKED SECURITIES 15.0%
Accredited Mortgage Loan Trust
4.985% due 04/25/2036		60	59
ACE Securities Corp.
4.925% due 05/25/2036		3	3
4.925% due 10/25/2036		18	18
4.945% due 10/25/2036		12	11
American Express Credit Account Master Trust
5.028% due 01/18/2011		100	100
5.528% due 02/15/2012		26	26
AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008		31	31
Asset-Backed Funding Certificates
4.925% due 10/25/2036		4	4
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		17	16
5.140% due 09/25/2034		1	1
Bank One Issuance Trust
5.138% due 12/15/2010		80	80
Bear Stearns Asset-Backed Securities Trust
4.945% due 10/25/2036		27	27
4.955% due 06/25/2047		78	75
BNC Mortgage Loan Trust
4.965% due 05/25/2037		87	83
Chase Credit Card Master Trust
5.138% due 07/15/2010		100	100
5.138% due 02/15/2011		10	10
Chase Issuance Trust
5.038% due 02/15/2011		100	100
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010		100	100
Citigroup Mortgage Loan Trust, Inc.
4.905% due 08/25/2036		5	5
4.915% due 11/25/2036		11	11
4.925% due 05/25/2037		175	166
4.935% due 01/25/2037		77	74
4.975% due 08/25/2036		100	94
Countrywide Asset-Backed Certificates
4.915% due 01/25/2037		6	6
4.915% due 05/25/2037		82	80
4.915% due 03/25/2047		9	9
4.925% due 03/25/2037		11	10
4.945% due 10/25/2037		163	160
4.975% due 10/25/2046		5	5
5.045% due 09/25/2036		289	269
Credit-Based Asset Servicing & Securitization LLC
4.985% due 07/25/2037		92	88
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		2	3
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 10/25/2036		64	63
4.915% due 11/25/2036		21	20
4.925% due 06/25/2036		15	15
4.955% due 01/25/2036		4	4
4.955% due 11/25/2036		1	1
First USA Credit Card Master Trust
5.156% due 04/18/2011		100	100
Fremont Home Loan Trust
4.935% due 02/25/2037		10	9
GE-WMC Mortgage Securities LLC
4.905% due 08/25/2036		12	11
GSAMP Trust
4.935% due 09/25/2036		11	11
4.935% due 12/25/2036		75	73
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		43	42
5.219% due 01/20/2035		36	35
Indymac Residential Asset-Backed Trust
4.945% due 07/25/2037		80	79
4.995% due 04/25/2037		218	209
JPMorgan Mortgage Acquisition Corp.
4.915% due 10/25/2036		133	130
4.925% due 04/01/2037		86	82
4.945% due 03/25/2037		231	222
Lehman XS Trust
4.935% due 05/25/2046		12	12
4.945% due 11/25/2046		17	17
4.985% due 11/25/2036		5	5
Long Beach Mortgage Loan Trust
4.925% due 10/25/2036		18	18
MASTR Asset-Backed Securities Trust
4.945% due 05/25/2037		75	74
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010		100	100
5.128% due 12/15/2011		35	35
Morgan Stanley ABS Capital I
4.905% due 10/25/2036		17	17
4.915% due 07/25/2036		56	55
4.915% due 09/25/2036		17	16
4.915% due 11/25/2036		68	64
4.925% due 05/25/2037		170	164
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		23	22
Nationstar Home Equity Loan Trust
4.925% due 03/25/2037		69	68
Option One Mortgage Loan Trust
4.905% due 02/25/2037		21	20
4.925% due 07/25/2037		168	165
4.935% due 01/25/2036		8	7
Park Place Securities, Inc.
5.177% due 10/25/2034		7	6
Residential Asset Mortgage Products, Inc.
4.945% due 10/25/2036		15	14
Residential Asset Securities Corp.
4.905% due 08/25/2036		7	7
4.935% due 11/25/2036		17	16
4.935% due 02/25/2037		78	76
Residential Funding Mortgage Securities II, Inc.
4.985% due 05/25/2037		72	71
Saxon Asset Securities Trust
4.925% due 10/25/2046		9	9
SBI HELOC Trust
5.035% due 08/25/2036		11	11
SLM Student Loan Trust
5.064% due 04/25/2014		111	111
5.084% due 10/25/2016		94	94
5.094% due 10/26/2015		24	24
Soundview Home Equity Loan Trust
4.925% due 11/25/2036		61	60
4.925% due 12/25/2036		39	39
4.945% due 06/25/2037		81	80
Specialty Underwriting & Residential Finance
4.910% due 11/25/2037		21	21
Structured Asset Securities Corp.
4.915% due 10/25/2036		18	18
USAA Auto Owner Trust
5.337% due 07/11/2008		24	24
Wachovia Auto Owner Trust
5.340% due 07/18/2008		20	20
Wells Fargo Home Equity Trust
4.965% due 03/25/2037		81	79

Total Asset-Backed Securities (Cost $4,691)			4,569

SOVEREIGN ISSUES 0.3%
Korea Development Bank
5.380% due 04/03/2010		100	100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%
Brazilian Government International Bond
12.500% due 01/05/2022	BRL	300	189
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	426

Total Foreign Currency-Denominated Issues (Cost $598)			615

		Shares
PREFERRED STOCKS 0.1%
DG Funding Trust
6.979% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 11.7%
Certificates of Deposit 1.8%
Calyon Financial, Inc.
5.266% due 06/29/2010		$10	10
Dexia S.A.
4.759% due 09/29/2008		100	100
Fortis Bank NY
4.767% due 06/30/2008		40	40
5.148% due 09/30/2008		100	100
Nordea Bank Finland PLC
4.788% due 03/31/2008		30	30
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		100	100
Skandinaviska Enskilda Banken AB
5.350% due 02/13/2009		30	30
Societe Generale NY
4.768% due 06/30/2008		100	100
5.271% due 03/28/2008		30	30

			540

Commercial Paper 2.6%
Rabobank Financial Co.
3.990% due 01/02/2008		800	800

Repurchase Agreements 3.3%
Lehman Brothers, Inc.
1.000% due 01/02/2008		400	400
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $407. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
3.900% due 01/02/2008		597	597
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $610. Repurchase proceeds are $597.)

			997

U.S. Treasury Bills 4.0%
2.977% due 02/28/2008 - 03/13/2008 (a)(d)		1,215	1,204

Total Short-Term Instruments (Cost $3,545)			3,541

Purchased Options (f) 0.3% (Cost $27)			90
Total Investments 130.3% (Cost $39,611)			$39,548
Written Options (g) (0.3%) (Premiums $32)			(85)
Other Assets and Liabilities (Net) (30.0%)			(9,118)

Net Assets (c) 100.0%			$30,345

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $100 and derivative instruments with an aggregate depreciation of ($4) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $1,204 and cash of $825 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	22	$69
90-Day Eurodollar June Futures	Long	06/2008	45	115
90-Day Eurodollar June Futures	Long	06/2009	2	6
90-Day Eurodollar March Futures	Long	03/2009	15	40
90-Day Eurodollar September Futures	Long	09/2008	21	65
90-Day Eurodollar September Futures	Long	09/2009	1	3
E-mini Russsell 2000 Index March Futures	Long	03/2008	351	(199)
Russell 2000 Index March Futures	Long	03/2008	8	18
U.S. Treasury 2-Year Note March Futures	Short	03/2008	7	(6)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	7	(5)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	33	(22)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	12
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	3
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4	11
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	16

				$128

(e) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	$100	$0
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	100	(1)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	100	0
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	300	4
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	100	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	100	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	100	0

						$3

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	700	$(4)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		100	(1)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		100	(2)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010	EUR	100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		20	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		100	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	2
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	(6)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	11
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	200	0
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$1,200	4
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		300	3
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		200	(4)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		500	2
Citibank N.A.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		300	4
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		100	(3)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		400	2
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		200	4
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,200	4
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		300	4
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018		400	4
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		200	(6)

							$16

(f) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$114.000	02/22/2008	5	$0	$0
Call - CBOT U.S. Treasury 5-Year Note March Futures	122.500	02/22/2008	5	0	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	124.000	02/22/2008	9	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	130.000	01/25/2008	1	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	132.000	01/25/2008	6	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	132.000	02/22/2008	7	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/22/2008	1	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	102.000	02/22/2008	20	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	02/22/2008	16	0	0
Put - CME E-mini Russell 2000 Index January Futures	560.000	01/18/2008	100	2	1
Put - CME Russell 2000 Index January Futures	540.000	01/18/2008	40	1	0

				$4	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$7	$42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	14	46

							$21	$88

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	2.700	02/21/2008	$800	$0	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 02/01/2038	$86.000	02/05/2008	$2,100	$0	$0
Put - OTC Fannie Mae 5.500% due 02/01/2038	88.500	02/05/2008	1,410	0	0
Put - OTC Fannie Mae 6.000% due 03/01/2038	91.750	03/05/2008	6,000	1	0
Put - OTC Fannie Mae 6.500% due 02/01/2038	93.000	02/05/2008	1,000	0	0
Put - OTC Freddie Mac 5.500% due 03/01/2038	88.813	03/05/2008	4,000	1	0
Put - OTC Freddie Mac 6.000% due 02/01/2038	90.500	02/05/2008	300	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	71.500	02/01/2008	250	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	70.000	02/06/2008	42	0	0

				$2	$0

(g) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	2	$1	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	1	1	3
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/22/2008	1	1	2
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	1	1	2
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	4	3	4
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	2	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	1	1	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	4	2	1

				$11	$14

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$8	$36
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	13	35

							$21	$71

(h) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Bonds	3.125%	11/30/2009	$200	$200	$200

(2)	Market value includes $1 of interest payable on short sales.

(i) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	22	05/2008	$0	$0	$0
Buy	AUD	61	01/2008	0	0	0
Sell		11	01/2008	0	0	0
Buy	BRL	193	03/2008	12	0	12
Buy		1,250	07/2008	64	0	64
Sell	EUR	307	01/2008	1	0	1
Sell	GBP	216	01/2008	5	0	5
Buy	IDR	176,400	05/2008	0	(2)	(1)
Buy	INR	6,596	05/2008	9	0	9
Buy		3,562	08/2008	0	(1)	(1)
Buy	KRW	52,128	01/2008	0	(2)	(2)
Buy		22,718	05/2008	0	0	0
Buy		34,154	08/2008	0	0	0
Buy	KWD	2	05/2008	0	0	0
Buy	MXN	1,141	03/2008	0	(1)	0
Sell		336	03/2008	0	0	0
Buy		192	07/2008	0	0	0
Buy	MYR	238	05/2008	1	0	1
Buy	PHP	2,798	05/2008	6	0	6
Buy	PLN	125	03/2008	3	0	3
Sell		125	03/2008	0	0	0
Buy		187	07/2008	7	0	7
Sell		187	07/2008	0	(1)	(1)
Buy	RUB	4,223	01/2008	8	0	7
Sell		4,223	01/2008	0	0	0
Buy		423	07/2008	1	0	0
Sell		423	07/2008	0	0	0
Buy		1,811	11/2008	0	0	0
Buy	SAR	22	05/2008	0	0	0
Buy	SEK	94	03/2008	0	0	0
Buy	SGD	93	02/2008	1	0	1
Sell		2	02/2008	0	0	0
Buy		115	05/2008	4	0	4
Buy	ZAR	2,009	07/2008	16	0	16

				$138	$(7)	$131

See accompanying notes

Schedule of Investments

StocksPLUS® Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.1%
Allied Waste North America, Inc.
6.150% due 03/28/2014		$8	$7
6.360% due 03/28/2014		4	4
6.420% due 03/28/2014		4	4
6.480% due 03/28/2014		25	24
6.500% due 03/28/2014		41	40
6.880% due 03/28/2014		29	28
Fresenius Medical Care Capital Trust
6.205% due 03/22/2013		553	534
6.316% due 03/22/2013		198	191
6.437% due 03/22/2013		113	109
6.624% due 03/22/2013		28	27
Goodyear Tire & Rubber Co.
6.430% due 04/20/2014		2,000	1,882
Metro-Goldwyn-Mayer, Inc.
8.108% due 04/08/2012		1,294	1,202
Sensata Technologies, Inc.
6.761% due 04/27/2013		2,487	2,370
SLM Corp.
0.000% due 02/16/2008		2,300	2,292

Total Bank Loan Obligations (Cost $9,092)			8,714

CORPORATE BONDS & NOTES 38.8%
Banking & Finance 28.3%
Ajax Re Ltd.
11.241% due 05/08/2009		4,700	4,721
American Express Bank FSB
4.956% due 06/22/2009		2,500	2,493
5.009% due 10/20/2009		2,100	2,092
American Express Centurion Bank
5.188% due 11/16/2009		1,600	1,595
5.250% due 05/07/2008		1,900	1,898
5.252% due 06/12/2009		1,900	1,894
American Express Credit Corp.
5.302% due 11/09/2009		2,100	2,065
American International Group, Inc.
4.884% due 06/23/2008		8,600	8,605
Bank of America Corp.
4.875% due 11/06/2009		500	498
Bank of America N.A.
4.966% due 12/18/2008		800	800
5.132% due 06/12/2009		2,000	1,996
5.271% due 06/15/2016		2,300	2,249
Bank of Ireland
5.016% due 12/18/2009		5,900	5,886
Bear Stearns Cos., Inc.
5.025% due 05/18/2010		4,800	4,539
5.072% due 08/21/2009		3,000	2,890
5.284% due 01/30/2009		2,300	2,276
Capital One Financial Corp.
5.426% due 09/10/2009		1,800	1,702
Caterpillar Financial Services Corp.
5.081% due 10/28/2008		400	398
CIT Group, Inc.
5.000% due 11/24/2008		1,700	1,683
5.091% due 12/19/2008		1,500	1,416
Citigroup Funding, Inc.
4.858% due 06/26/2009		11,200	11,033
Citigroup Global Markets Holdings, Inc.
5.091% due 03/17/2009		2,000	1,983
5.191% due 03/07/2008		7,100	7,104
Credit Agricole S.A.
5.053% due 05/28/2009		1,700	1,701
5.103% due 05/28/2010		2,000	2,001
DnB NORBank ASA
5.312% due 10/13/2009		1,800	1,802
East Lane Re Ltd.
10.911% due 05/06/2011		9,500	9,718
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		1,100	895
Export-Import Bank of Korea
5.118% due 11/16/2010		5,900	5,920
5.214% due 06/01/2009		2,400	2,405
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		1,600	1,554
5.800% due 01/12/2009		300	285
6.625% due 06/16/2008		10,500	10,348
7.375% due 10/28/2009		600	565
Foundation Re II Ltd.
11.655% due 11/26/2010		2,500	2,592
General Electric Capital Corp.
4.939% due 08/15/2011		6,300	6,195
5.284% due 01/05/2009		100	100
5.303% due 10/06/2010		2,400	2,381
GMAC LLC
5.850% due 01/14/2009		1,600	1,530
6.034% due 09/23/2008		7,400	7,150
Goldman Sachs Group, Inc.
4.880% due 03/30/2009		1,300	1,295
4.924% due 12/23/2008		500	499
5.481% due 07/23/2009		2,500	2,499
HSBC Finance Corp.
5.121% due 09/15/2008		1,400	1,400
JPMorgan Chase & Co.
4.915% due 06/26/2009		1,500	1,494
4.915% due 05/07/2010		2,800	2,781
Lehman Brothers Holdings, Inc.
4.934% due 12/23/2008		200	197
4.978% due 11/16/2009		4,900	4,776
5.082% due 08/21/2009		1,700	1,653
5.094% due 12/23/2010		2,500	2,331
5.129% due 11/10/2009		1,300	1,263
Merrill Lynch & Co., Inc.
5.211% due 12/04/2009		2,300	2,231
Metropolitan Life Global Funding I
4.945% due 05/17/2010		3,700	3,675
Morgan Stanley
4.925% due 05/07/2009		1,400	1,383
4.972% due 11/21/2008		1,600	1,589
5.006% due 02/09/2009		2,800	2,766
5.332% due 01/15/2010		1,400	1,385
5.459% due 01/18/2011		3,300	3,196
Osiris Capital PLC
8.092% due 01/15/2010		5,000	5,010
Phoenix Quake Ltd.
7.680% due 07/03/2008		500	501
Phoenix Quake Wind I Ltd.
7.680% due 07/03/2008		600	601
Prudential Financial, Inc.
5.261% due 06/13/2008		4,400	4,404
Residential Capital LLC
7.615% due 05/22/2009		2,300	1,643
Rockies Express Pipeline LLC
5.776% due 08/20/2009		2,800	2,802
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		1,600	1,600
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		6,500	6,479
SB Treasury Co. LLC
9.400% due 12/29/2049		2,200	2,244
SLM Corp.
5.164% due 01/26/2009		2,100	2,020
5.224% due 07/27/2009		1,700	1,600
5.284% due 01/26/2009		300	290
5.294% due 07/25/2008		700	686
5.824% due 12/15/2008		1,700	1,668
Spinnaker Capital Ltd.
16.491% due 06/15/2008		2,500	2,608
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		9,400	9,525
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		9,900	9,882
VTB Capital S.A.
5.494% due 08/01/2008		1,900	1,883
6.660% due 11/02/2009		3,100	3,101
Wachovia Corp.
5.372% due 10/15/2011		5,700	5,578
Westpac Banking Corp.
5.212% due 06/06/2008		1,200	1,199

			230,695

Industrials 5.8%
America Movil SAB de C.V.
4.958% due 06/27/2008		2,700	2,700
Amgen, Inc.
5.133% due 11/28/2008		4,100	4,096
Anadarko Petroleum Corp.
5.391% due 09/15/2009		2,000	1,970
BP AMI Leasing, Inc.
4.868% due 06/26/2009		3,900	3,904
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		600	650
Daimler Finance North America LLC
5.541% due 03/13/2009		3,500	3,477
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		1,900	1,974
Home Depot, Inc.
5.116% due 12/16/2009		2,000	1,960
Hospira, Inc.
5.310% due 03/30/2010		2,400	2,384
JC Penney Corp., Inc.
7.375% due 08/15/2008		700	708
Pemex Project Funding Master Trust
5.724% due 12/03/2012		3,600	3,554
Reynolds American, Inc.
5.691% due 06/15/2011		1,400	1,366
Time Warner, Inc.
5.109% due 11/13/2009		3,900	3,806
Transcontinental Gas Pipe Line Corp.
6.522% due 04/15/2008		5,400	5,413
Transocean, Inc.
5.341% due 09/05/2008		2,400	2,388
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		4,400	4,402
Weyerhaeuser Co.
5.884% due 09/24/2009		2,800	2,809

			47,561

Utilities 4.7%
AT&T, Inc.
4.978% due 02/05/2010		1,100	1,091
5.080% due 11/14/2008		2,000	1,998
Dominion Resources, Inc.
5.050% due 11/14/2008		4,460	4,452
Entergy Gulf States, Inc.
5.896% due 12/08/2008		3,000	3,010
Florida Power Corp.
5.279% due 11/14/2008		1,900	1,898
NiSource Finance Corp.
5.585% due 11/23/2009		600	594
Progress Energy, Inc.
5.692% due 01/15/2010		1,500	1,502
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,900	2,900
Qwest Corp.
5.625% due 11/15/2008		2,700	2,700
8.241% due 06/15/2013		3,400	3,485
Sierra Pacific Power Co.
8.000% due 06/01/2008		8,593	8,733
Southern California Edison Co.
4.994% due 02/02/2009		2,000	1,998
Telecom Italia Capital S.A.
5.391% due 02/01/2011		1,300	1,274
Telefonica Emisones SAU
5.226% due 06/19/2009		2,600	2,582

			38,217

Total Corporate Bonds & Notes (Cost $319,232)			316,473

COMMODITY INDEX-LINKED NOTES 0.4%
Goldman Sachs Commodity Index Total Return 0.4%
Morgan Stanley
4.805% due 07/07/2008		3,000	3,006

Total Commodity Index-Linked Notes (Cost $3,000)			3,006

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
4.640% due 09/01/2035		7,101	7,085
4.711% due 12/01/2033		1,855	1,854
4.748% due 04/01/2035		6,415	6,415
4.985% due 03/25/2034		1,294	1,271
5.000% due 02/25/2017 - 05/01/2037		32,988	32,969
5.265% due 05/25/2031 - 11/25/2032		5,616	5,607
5.500% due 09/01/2033 - 06/01/2036		21,334	21,335
5.609% due 12/01/2023 - 11/01/2028		273	275
5.610% due 02/01/2027		6	6
5.633% due 04/01/2018		53	53
5.723% due 08/01/2029		32	32
6.000% due 01/01/2017 - 05/01/2037		4,249	4,328
6.063% due 07/01/2044		408	410
6.188% due 09/01/2034		1,796	1,826
6.341% due 12/01/2036		1,812	1,838
6.500% due 09/25/2008 (b)		1	0
6.817% due 11/01/2035		894	921
7.000% due 02/01/2015 - 03/01/2015		1,161	1,209
7.044% due 05/01/2022		8	8
7.500% due 09/01/2015 - 05/01/2016		871	907
8.000% due 03/01/2030 - 07/01/2031		169	180
Federal Home Loan Bank
0.000% due 02/27/2012		2,400	2,360
Freddie Mac
4.704% due 06/01/2035		5,241	5,259
5.000% due 07/15/2024		4,065	4,076
5.178% due 07/15/2019 - 10/15/2020		21,630	21,548
5.258% due 02/15/2019		12,560	12,498
5.378% due 12/15/2030		1,273	1,273
5.428% due 06/15/2018		482	483
5.500% due 08/15/2030 - 12/01/2037		6,845	6,832
6.000% due 03/01/2016 - 09/01/2037		8,576	8,719
6.063% due 02/25/2045		2,060	2,056
6.138% due 07/01/2019		596	614
6.500% due 10/25/2043		2,335	2,458
6.963% due 06/01/2022		21	21
7.031% due 12/01/2022		42	43
8.500% due 04/01/2025 - 06/01/2025		24	26
Ginnie Mae
5.349% due 09/20/2030		4	4
5.625% due 07/20/2018 - 07/20/2027		2,050	2,061
6.125% due 12/20/2022 - 12/20/2027		409	414
6.375% due 02/20/2026 - 02/20/2028		962	974
8.000% due 04/20/2030		196	211

Total U.S. Government Agencies (Cost $159,247)			160,459

U.S. TREASURY OBLIGATIONS 1.9%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008		15,947	15,967

Total U.S. Treasury Obligations (Cost $15,966)			15,967

MORTGAGE-BACKED SECURITIES 13.8%
Banc of America Funding Corp.
4.111% due 05/25/2035		2,066	2,041
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		819	832
Bank Mart
4.567% due 03/01/2019 (k)		590	558
Bear Stearns Adjustable Rate Mortgage Trust
4.609% due 01/25/2034		2,283	2,262
4.750% due 10/25/2035		6,732	6,688
4.780% due 11/25/2034		984	979
5.037% due 04/25/2033		674	675
5.073% due 11/25/2034		2,924	2,920
5.789% due 02/25/2033		184	186
6.534% due 01/25/2034		190	192
Bear Stearns Alt-A Trust
5.025% due 02/25/2034		1,635	1,553
5.527% due 09/25/2035		627	618
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		4,744	4,695
5.684% due 01/26/2036		2,081	2,063
5.787% due 12/26/2046		1,150	1,136
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		576	557
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		1,866	1,842
Countrywide Alternative Loan Trust
5.045% due 05/25/2047		1,645	1,553
6.000% due 10/25/2033		1,339	1,309
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		3,334	3,317
4.801% due 11/25/2034		1,819	1,807
CS First Boston Mortgage Securities Corp.
5.758% due 03/25/2032		536	517
6.700% due 06/25/2032		10	10
7.272% due 06/25/2032		37	37
Fund America Investors Corp. II
6.753% due 06/25/2023		14	14
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		1,738	1,702
5.135% due 11/25/2045		768	722
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		2,427	2,321
GSR Mortgage Loan Trust
5.215% due 01/25/2034		339	335
Harborview Mortgage Loan Trust
5.148% due 07/19/2035		1,516	1,498
5.155% due 01/19/2038		4,113	3,859
Impac CMB Trust
5.543% due 10/25/2033		95	95
5.783% due 07/25/2033		1,677	1,669
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		1,149	1,127
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		1,147	1,119
JPMorgan Mortgage Trust
5.023% due 02/25/2035		1,365	1,339
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		302	302
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		1,780	1,764
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,135	2,120
Mellon Residential Funding Corp.
5.508% due 06/15/2030		4,184	4,133
Merrill Lynch Floating Trust
5.098% due 06/15/2022		6,314	6,127
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		702	702
5.075% due 02/25/2036		840	809
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		297	288
5.865% due 10/25/2035		462	454
6.989% due 01/25/2029		1,282	1,293
Morgan Stanley Capital I
5.088% due 10/15/2020		828	809
Prime Mortgage Trust
5.265% due 02/25/2019		155	155
5.265% due 02/25/2034		733	718
Resecuritization Mortgage Trust
5.115% due 04/26/2021		1	1
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		603	603
Salomon Brothers Mortgage Securities VII, Inc.
7.425% due 12/25/2030		662	660
Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034		1,411	1,398
Structured Asset Mortgage Investments, Inc.
5.145% due 02/25/2036		909	864
5.215% due 07/19/2035		1,777	1,712
9.474% due 06/25/2029		838	911
TBW Mortgage-Backed Pass-Through Certificates
4.975% due 01/25/2037		5,733	5,615
Thornburg Mortgage Securities Trust
4.919% due 06/25/2037		2,550	2,522
4.975% due 11/25/2046		1,642	1,605
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		2,889	2,767
5.118% due 09/15/2021		5,381	5,301
Washington Mutual, Inc.
5.135% due 12/25/2045		968	907
5.155% due 10/25/2045		536	504
5.483% due 02/27/2034		2,020	1,979
5.788% due 02/25/2046		4,978	4,846
5.988% due 11/25/2042		271	263
6.188% due 06/25/2042		1,230	1,172
Wells Fargo Mortgage-Backed Securities Trust
4.949% due 01/25/2035		2,376	2,351
4.950% due 03/25/2036		3,288	3,253

Total Mortgage-Backed Securities (Cost $114,814)			113,055

ASSET-BACKED SECURITIES 8.3%
AFC Home Equity Loan Trust
5.415% due 06/25/2028		393	385
Argent Securities, Inc.
4.935% due 04/25/2036		143	142
Asset-Backed Funding Certificates
4.925% due 01/25/2037		1,230	1,211
Asset-Backed Securities Corp. Home Equity
5.025% due 05/25/2035		337	335
Bear Stearns Asset-Backed Securities Trust
4.955% due 06/25/2047		1,094	1,053
Chase Funding Mortgage Loan Asset-Backed Certificates
5.605% due 10/25/2032		314	304
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		2,700	2,682
Citigroup Mortgage Loan Trust, Inc.
4.915% due 11/25/2036		529	525
4.925% due 05/25/2037		17,627	16,780
Countrywide Asset-Backed Certificates
4.935% due 06/25/2037		1,513	1,476
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032		352	344
First NLC Trust
4.935% due 08/25/2037		4,892	4,797
First USA Credit Card Master Trust
5.156% due 04/18/2011		4,800	4,802
Fremont Home Loan Trust
4.915% due 10/25/2036		3,360	3,319
GS Auto Loan Trust
5.344% due 07/15/2008		648	649
GSAMP Trust
4.985% due 12/25/2035		772	768
GSR Mortgage Loan Trust
4.965% due 11/25/2030		202	201
HFC Home Equity Loan Asset-Backed Certificates
5.219% due 01/20/2035		1,927	1,868
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		948	914
JPMorgan Mortgage Acquisition Corp.
4.925% due 04/01/2037		2,060	1,972
4.935% due 11/25/2036		472	463
Lehman XS Trust
4.935% due 05/25/2046		477	473
Long Beach Mortgage Loan Trust
4.955% due 01/25/2046		237	236
5.145% due 10/25/2034		50	48
Merrill Lynch Mortgage Investors, Inc.
4.935% due 08/25/2036		3,456	3,408
Morgan Stanley ABS Capital I
4.905% due 10/25/2036		739	729
Residential Asset Securities Corp.
4.935% due 11/25/2036		1,571	1,535
Saxon Asset Securities Trust
4.925% due 10/25/2046		687	678
Sears Credit Account Master Trust
5.248% due 04/16/2013		9,200	9,169
SLM Student Loan Trust
5.084% due 10/25/2016		2,448	2,441
Specialty Underwriting & Residential Finance
4.895% due 06/25/2037		2,021	1,991
Structured Asset Securities Corp.
4.995% due 12/25/2035		231	231
USAA Auto Owner Trust
5.337% due 07/11/2008		460	461
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		1,044	1,025

Total Asset-Backed Securities (Cost $68,833)			67,415

SOVEREIGN ISSUES 0.4%
Hydro Quebec
5.188% due 09/29/2049		1,200	1,094
Korea Development Bank
5.295% due 11/22/2012		2,200	2,192

Total Sovereign Issues (Cost $3,228)			3,286

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,850
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	894

Total Foreign Currency-Denominated Issues (Cost $7,525)			10,744

	Shares
PREFERRED STOCKS 1.2%
DG Funding Trust
6.979% due 12/31/2049		913	9,658

Total Preferred Stocks (Cost $9,564)			9,658

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.0%
Commercial Paper 4.0%
Cox Communications, Inc.
5.341% due 01/15/2008		$10,200	10,197
UBS Finance Delaware LLC
4.000% due 01/02/2008		22,200	22,200

			32,397

Repurchase Agreements 2.2%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		18,000	18,000
(Dated 12/31/2007. Collateralized by Fannie Mae 5.250% due 01/15/2009 valued at $18,365. Repurchase proceeds are $18,002.)

U.S. Treasury Bills 0.8%
2.971% due 02/28/2008 - 03/13/2008 (c)(e)(g)		6,835	6,774

Total Short-Term Instruments (Cost $57,194)			57,171

Purchased Options (i) 0.6% (Cost $1,101)			5,267
Total Investments 94.5% (Cost $768,796)			$771,215
Written Options (j) (0.5%) (Premiums $1,070)			(3,864)
Other Assets and Liabilities (Net) 6.0%			48,651

Net Assets (f) 100.0%			$816,002

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $2,231 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(f) As of December 31, 2007, portfolio securities with an aggregate value of $23,196 and derivative instruments with an aggregate depreciation of ($80) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $4,543 and cash of $53,975 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,387	$4,989
90-Day Eurodollar June Futures	Long	06/2008	1,340	3,302
90-Day Eurodollar June Futures	Long	06/2009	58	157
90-Day Eurodollar March Futures	Long	03/2009	687	1,837
90-Day Eurodollar September Futures	Long	09/2008	684	2,605
E-mini S&P 500 Index March Futures	Long	03/2008	10,225	(6,988)
S&P 500 Index March Futures	Long	03/2008	102	(35)
U.S. Treasury 2-Year Note March Futures	Short	03/2008	125	(99)
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	665	474
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	81	259
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	457	528
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	45	143
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	91	64
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	355
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	312	671

				$8,262

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	$600	$7
Bank of America	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	1,000	14
Bank of America	Daimler Finance N.A. LLC 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	2,000	0
Bank of America	MBIA, Inc.	Sell	2.800%	12/20/2012	600	(10)
Bank of America	MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	600	(47)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	1,400	0
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	1,400	(7)
Barclays Bank PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	1,800	(133)
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	5,000	(32)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	1,800	(51)
Barclays Bank PLC	SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	1,300	0
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	1,300	0
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	4,200	0
Bear Stearns & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	5,100	(91)
Credit Suisse USA, Inc.	Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	600	4
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	1,300	12
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	3,800	(5)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	5,000	(15)
Deutsche Bank AG	MBIA, Inc.	Sell	3.400%	12/20/2012	600	1
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	1,500	(10)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	3,200	(60)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	6,200	(17)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	1,000	(14)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	3,000	(23)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	3,500	6
Lehman Brothers, Inc.	California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	600	0
Lehman Brothers, Inc.	Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	900	(3)
Lehman Brothers, Inc.	Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	400	(1)
Lehman Brothers, Inc.	Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	600	2
Lehman Brothers, Inc.	Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	800	3
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	200	(4)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	200	(4)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	3,000	(82)
Lehman Brothers, Inc.	Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	600	0
Lehman Brothers, Inc.	New York, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	600	2
Lehman Brothers, Inc.	Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	600	2
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,200	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	2,200	2
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	6,000	(1,637)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	1,200	(3)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	1,400	(102)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,000	(91)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	6,000	(9)
Royal Bank of Scotland Group PLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	600	4
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	900	(1)
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	1,600	5
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	3,200	18
Royal Bank of Scotland Group PLC	Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	900	10
Royal Bank of Scotland Group PLC	Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	1,600	12
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	3,100	43
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	700	(6)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	1,000	(61)
Wachovia Bank N.A.	MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	600	(24)

						$(2,396)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	$5,000	$(93)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,200	(21)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	(7)
Deutsche Bank AG	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	2,200	(24)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,100	(27)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,100	(16)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	500	(6)

						$(194)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,400	$(37)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	(8)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,900	(22)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,800	12
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	7
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,100	(31)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(6)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,300	14
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	(492)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(13)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	(23)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		300	(6)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	12
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(71)
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	80
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		4,000	(241)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	62
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(30)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(27)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	23
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$9,600	64
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		90,100	135
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		29,300	91
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		4,100	13
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		15,000	59
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		1,900	(49)

							$(484)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR less 0.030%	05/15/2008	18,157	$381

(i) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$114.500	02/22/2008	12	$0	$0
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/22/2008	30	0	1
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.000	02/22/2008	245	5	4
Call - CBOT U.S. Treasury 10-Year Note March Futures	142.000	02/22/2008	350	7	5
Call - CBOT U.S. Treasury 30-Year Bond March Futures	139.000	02/22/2008	70	1	1
Put - CME S&P 500 Index March Futures	700.000	03/20/2008	1,849	53	0

				$66	$11

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$3,500	$18	$73
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	27,000	78	206
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	34,500	191	698
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	53,400	265	1,250
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	124,700	470	2,954

							$1,035	$5,256

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$112.000	02/22/2008	30	$24	$64
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	29	22	45
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	29	12	2

				$58	$111

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,500	$17	$55
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	6,000	75	198
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	15,000	183	518
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	23,000	276	960
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	58
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	41,600	448	1,964

							$1,012	$3,753

(k) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 -06/12/1997	$590	$558	0.07%

(l) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	01/01/2038	$6,000	$6,010	$5,994
Freddie Mac	5.500%	01/01/2038	6,900	6,911	6,886
U.S. Treasury Bonds	3.125%	11/30/2009	4,900	4,896	4,942

				$17,817	$17,822

(2)	Market value includes $35 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	699	05/2008	$0	$0	$0
Buy	AUD	3,056	01/2008	13	0	13
Sell		566	01/2008	3	0	3
Buy	BRL	17,677	03/2008	1,476	(1)	1,475
Buy		59,384	07/2008	2,630	0	2,630
Buy	CNY	9,454	01/2008	14	0	14
Sell		9,454	01/2008	0	(24)	(24)
Buy	EUR	198	01/2008	0	0	0
Buy	GBP	79	01/2008	0	0	0
Sell		7,333	01/2008	177	(1)	176
Buy	IDR	7,056,000	05/2008	0	(57)	(57)
Buy	INR	76,489	05/2008	118	0	118
Sell	JPY	58,027	02/2008	1	0	1
Buy	KRW	210,394	01/2008	0	(6)	(6)
Buy		1,461,334	05/2008	0	(13)	(13)
Buy		4,742,342	08/2008	0	(23)	(23)
Buy	KWD	53	05/2008	1	0	1
Buy	MXN	60,812	03/2008	41	(3)	38
Sell		17,884	03/2008	0	(13)	(13)
Buy		7,337	07/2008	5	(2)	3
Buy	MYR	9,670	05/2008	50	0	50
Sell	NZD	10,942	01/2008	0	(207)	(207)
Sell		10,942	02/2008	50	0	50
Buy	PHP	104,141	05/2008	240	0	240
Buy	PLN	682	03/2008	5	0	5
Sell		682	03/2008	0	(4)	(4)
Buy		17,125	07/2008	676	0	676
Sell		17,125	07/2008	0	(73)	(73)
Buy	RUB	151,616	01/2008	294	0	294
Sell		151,616	01/2008	4	(1)	3
Buy		114,786	07/2008	99	0	99
Sell		13,226	07/2008	0	(2)	(2)
Buy		65,045	11/2008	1	0	1
Buy	SAR	717	05/2008	0	(1)	(1)
Buy	SGD	1,713	02/2008	32	(1)	31
Sell		62	02/2008	0	0	0
Buy		8,259	05/2008	256	0	256
Buy	ZAR	965	07/2008	0	(6)	(6)

				$6,186	$(438)	$5,748

See accompanying notes

Schedule of Investments

StocksPLUS® Long Duration Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 36.5%
Banking & Finance 10.6%
ABX Financing Co.
6.350% due 10/15/2036		$300	$295
American International Group, Inc.
6.250% due 05/01/2036		800	807
Bank of America N.A.
6.000% due 10/15/2036		1,300	1,247
Citigroup, Inc.
5.875% due 05/29/2037		800	749
6.125% due 08/25/2036		600	570
General Electric Capital Corp.
6.750% due 03/15/2032		1,400	1,594
Goldman Sachs Group, Inc.
6.125% due 02/15/2033		880	867
6.750% due 10/01/2037		300	295
HSBC Bank USA N.A.
5.875% due 11/01/2034		170	157
HSBC Holdings PLC
6.500% due 09/15/2037		600	583
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	177
Morgan Stanley
7.250% due 04/01/2032		400	437
UBS AG
5.875% due 12/20/2017		100	101
Wachovia Bank N.A.
5.850% due 02/01/2037		500	452
Wells Fargo & Co.
5.375% due 02/07/2035		200	177
Wells Fargo Bank N.A.
5.950% due 08/26/2036		600	566

			9,074

Industrials 13.0%
Amgen, Inc.
6.375% due 06/01/2037		400	407
Anadarko Petroleum Corp.
6.450% due 09/15/2036		800	817
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		200	218
AstraZeneca PLC
6.450% due 09/15/2037		500	550
Canadian National Railway Co.
6.375% due 11/15/2037		100	103
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		600	588
Comcast Corp.
6.500% due 11/15/2035		200	205
6.950% due 08/15/2037		600	650
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036		900	925
CSX Corp.
6.150% due 05/01/2037		600	563
Devon Energy Corp.
7.950% due 04/15/2032		400	491
Devon Financing Corp. ULC
7.875% due 09/30/2031		100	121
EnCana Corp.
6.500% due 08/15/2034		600	616
Energy Transfer Partners LP
6.625% due 10/15/2036		300	288
Enterprise Products Operating LP
5.750% due 03/01/2035		100	91
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		400	363
6.950% due 01/15/2038		100	105
Marathon Oil Corp.
6.600% due 10/01/2037		100	105
ONEOK Partners LP
6.850% due 10/15/2037		300	312
Suncor Energy, Inc.
6.500% due 06/15/2038		400	429
Target Corp.
6.500% due 10/15/2037		100	101
Time Warner Cable, Inc.
6.550% due 05/01/2037		800	819
Time Warner, Inc.
6.500% due 11/15/2036		800	781
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		100	100
Valero Energy Corp.
6.625% due 06/15/2037		300	303
Wal-Mart Stores, Inc.
6.500% due 08/15/2037		800	845
XTO Energy, Inc.
6.100% due 04/01/2036		290	284

			11,180

Utilities 12.9%
Appalachian Power Co.
6.700% due 08/15/2037		700	715
AT&T Corp.
8.000% due 11/15/2031		1,700	2,094
AT&T, Inc.
6.500% due 09/01/2037		200	210
British Telecommunications PLC
9.125% due 12/15/2030		500	664
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		1,000	1,251
Enel Finance International S.A.
6.800% due 09/15/2037		300	302
FirstEnergy Corp.
7.375% due 11/15/2031		700	770
Florida Power Corp.
6.350% due 09/15/2037		400	423
France Telecom S.A.
8.500% due 03/01/2031		400	520
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037		400	389
6.500% due 09/15/2037		100	105
Pacific Gas & Electric Co.
6.050% due 03/01/2034		700	701
Progress Energy, Inc.
7.750% due 03/01/2031		100	119
Southern California Edison Co.
5.625% due 02/01/2036		600	576
Sprint Capital Corp.
8.750% due 03/15/2032		600	678
Verizon Communications, Inc.
5.850% due 09/15/2035		900	883
Virginia Electric and Power Co.
6.000% due 05/15/2037		660	648

			11,048

Total Corporate Bonds & Notes (Cost $31,227)			31,302

MUNICIPAL BONDS & NOTES 0.2%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	96
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	96

Total Municipal Bonds & Notes (Cost $194)			192

U.S. GOVERNMENT AGENCIES 20.6%
Fannie Mae
6.000% due 05/01/2037 - 11/01/2037		15,779	16,028
Federal Home Loan Bank
5.250% due 09/12/2014		900	959
Ginnie Mae
5.500% due 10/20/2037		300	279
Small Business Administration
5.290% due 12/01/2027		400	405

Total U.S. Government Agencies (Cost $17,393)			17,671

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Bonds
5.000% due 05/15/2037		400	436
8.125% due 08/15/2019		4,100	5,528
8.875% due 08/15/2017		200	275
U.S. Treasury Strips
0.000% due 02/15/2036		1,500	431

Total U.S. Treasury Obligations (Cost $6,612)			6,670

MORTGAGE-BACKED SECURITIES 0.9%
Thornburg Mortgage Securities Trust
4.883% due 03/25/2037		93	90
Washington Mutual, Inc.
3.027% due 08/25/2033		200	199
Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033		500	494

Total Mortgage-Backed Securities (Cost $782)			783

ASSET-BACKED SECURITIES 0.7%
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		583	562

Total Asset-Backed Securities (Cost $578)			562

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,046

Total Foreign Currency-Denominated Issues (Cost $2,149)			2,046

SHORT-TERM INSTRUMENTS 27.3%
Commercial Paper 22.6%
Abbey National Treasury Services PLC
4.680% due 02/01/2008		$2,400	2,391
ANZ National International Ltd.
5.100% due 01/22/2008		2,300	2,293
Barclays U.S. Funding Corp.
5.110% due 01/17/2008		1,100	1,098
Calyon Financial, Inc.
5.010% due 01/18/2008		2,300	2,295
DnB NORBank ASA
5.050% due 01/25/2008		1,100	1,096
Royal Bank of Scotland Group PLC
4.740% due 01/28/2008		2,300	2,292
5.000% due 01/18/2008		100	100
5.080% due 01/18/2008		1,300	1,297
Skandinaviska Enskilda Banken AB
4.980% due 01/18/2008		1,100	1,098
Swedbank AB
5.130% due 01/17/2008		900	898
UBS Finance Delaware LLC
4.690% due 01/28/2008		2,300	2,292
Unicredito Italiano SpA
5.140% due 01/18/2008		1,100	1,097
Westpac Trust Securities NZ Ltd.
5.100% due 01/15/2008		1,100	1,098

			19,345

Repurchase Agreements 3.3%
Lehman Brothers, Inc.
1.000% due 01/02/2008		300	300
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $311. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
3.900% due 01/02/2008		2,508	2,508
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $2,561. Repurchase proceeds are $2,509.)

			2,808

U.S. Treasury Bills 1.4%
2.926% due 02/28/2008 - 03/13/2008 (a)(b)(c)		1,205	1,197

Total Short-Term Instruments (Cost $23,352)			23,350

Purchased Options (e) 0.0% (Cost $2)			2
Total Investments 96.4% (Cost $82,289)			$82,578
Written Options (f) (0.0%) (Premiums $11)			(9)
Other Assets and Liabilities (Net) 3.6%			3,066

Net Assets 100.0%			$85,635

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(c) Securities with an aggregate market value of $204 and cash of $3,285 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	81	$237
90-Day Eurodollar June Futures	Long	06/2008	83	125
90-Day Eurodollar March Futures	Long	03/2009	163	430
E-mini S&P 500 Index March Futures	Short	03/2008	1	0
S&P 500 Index March Futures	Long	03/2008	150	(155)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	142	56
U.S. Treasury 30-Year Bond March Futures	Long	03/2008	76	(47)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	9	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	18	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	6

				$661

(d) Swap agreements outstanding on December 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/18/2028	$6,050	$152
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2018	500	9
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2018	5,500	55
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	2,400	63

						$279

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse USA, Inc.	Long	S&P 500 Index	1-Month USD- LIBOR less 0.100%	09/08/2008	20,384	$(861)

(e) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$103.000	02/22/2008	112	$2	$2

(f) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	8	$5	$6
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	8	6	3

				$11	$9

(g) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	456	01/2008	$3	$(1)	$2
Sell		257	01/2008	0	(5)	(5)
Buy		257	02/2008	5	0	5
Buy	BRL	551	03/2008	25	0	25
Buy		1,046	07/2008	11	0	11
Sell	GBP	443	01/2008	11	0	11
Buy	JPY	44,059	02/2008	2	0	2
Buy	KRW	634,542	05/2008	0	(9)	(9)
Buy		137,820	08/2008	0	(3)	(3)
Buy	MXN	3,175	03/2008	8	0	8
Buy		6,387	07/2008	1	(3)	(2)
Buy	PLN	401	01/2008	12	0	12
Buy		2,130	07/2008	58	0	58
Buy	RUB	7,170	01/2008	10	0	10
Sell		7,170	01/2008	0	0	0
Buy		3,772	07/2008	3	0	3
Buy		17,393	11/2008	3	0	3
Buy	SGD	1,270	05/2008	10	0	10

				$162	$(21)	$141

See accompanying notes

Schedule of Investments

StocksPLUS® Total Return Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.8%
Daimler Finance North America LLC
9.000% due 08/03/2012		$2,000	$1,928
Fresenius Medical Care Capital Trust
6.205% due 03/22/2013		204	197
6.316% due 03/22/2013		211	204
6.437% due 03/22/2013		46	45
Tell Group PLC
6.345% due 04/27/2011		51	48

Total Bank Loan Obligations (Cost $2,419)			2,422

CORPORATE BONDS & NOTES 25.8%
Banking & Finance 21.0%
Ajax Re Ltd.
11.241% due 05/08/2009		400	402
American Express Bank FSB
6.000% due 09/13/2017		1,000	1,007
American Express Centurion Bank
6.000% due 09/13/2017		1,000	1,007
American General Finance Corp.
6.900% due 12/15/2017		900	902
American International Group, Inc.
5.050% due 10/01/2015		100	97
5.850% due 01/16/2018		2,300	2,319
Bank of America Corp.
4.875% due 11/06/2009		400	399
Bank of Ireland
5.016% due 12/18/2009		1,500	1,496
Barclays Bank PLC
5.450% due 09/12/2012		6,000	6,156
6.050% due 12/04/2017		600	606
Bear Stearns Cos., Inc.
5.072% due 08/21/2009		1,600	1,541
5.284% due 01/30/2009		700	693
5.599% due 07/19/2010		2,600	2,445
BNP Paribas
5.186% due 06/29/2049		1,200	1,094
Calabash Re II Ltd.
13.391% due 01/08/2010		1,000	1,033
14.591% due 01/08/2010		1,000	1,070
15.891% due 01/08/2010		800	839
Citigroup Capital XXI
8.300% due 12/21/2057		400	419
Citigroup Funding, Inc.
4.858% due 06/26/2009		500	492
Citigroup Global Markets Holdings, Inc.
5.091% due 03/17/2009		600	595
Citigroup, Inc.
6.000% due 08/15/2017		1,900	1,942
6.125% due 08/25/2036		1,200	1,139
DnB NORBank ASA
5.312% due 10/13/2009		600	601
Export-Import Bank of China
4.875% due 07/21/2015		100	98
Ford Motor Credit Co. LLC
6.625% due 06/16/2008		12,800	12,615
General Electric Capital Corp.
4.939% due 08/15/2011		2,200	2,163
GMAC LLC
6.000% due 12/15/2011		100	84
Goldman Sachs Group, Inc.
4.880% due 03/30/2009		1,000	996
4.924% due 12/23/2008		500	499
4.958% due 11/16/2009		800	786
6.250% due 09/01/2017		1,200	1,251
6.750% due 10/01/2037		3,300	3,243
HBOS PLC
5.920% due 09/29/2049		100	87
HSBC Finance Corp.
5.137% due 05/10/2010		400	390
5.212% due 03/12/2010		1,000	981
JPMorgan Chase & Co.
4.915% due 06/26/2009		500	498
6.000% due 01/15/2018		400	408
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,325
JPMorgan Chase Capital
6.550% due 09/29/2036		100	91
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014		1,800	1,836
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		1,200	1,224
MetLife, Inc.
6.400% due 12/15/2036		300	276
Morgan Stanley
4.972% due 11/21/2008		500	496
Mystic Re Ltd.
11.381% due 12/05/2008		800	810
Petroleum Export Ltd.
5.265% due 06/15/2011		80	79
Resona Bank Ltd.
5.850% due 09/29/2049		200	186
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		500	500
SLM Corp.
5.224% due 07/27/2009		400	376
State Street Capital Trust IV
5.991% due 06/15/2037		100	78
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,100	1,029
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	96
UBS AG
5.875% due 12/20/2017		400	404
USB Capital IX
6.189% due 04/15/2049		100	91
Wachovia Corp.
5.174% due 12/01/2009		200	198
5.372% due 10/15/2011		1,500	1,468

			62,956

Industrials 3.3%
Anadarko Petroleum Corp.
5.391% due 09/15/2009		800	788
AstraZeneca PLC
5.900% due 09/15/2017		300	316
6.450% due 09/15/2037		200	220
CODELCO, Inc.
6.150% due 10/24/2036		100	99
Daimler Finance North America LLC
5.461% due 03/13/2009		300	298
HJ Heinz Co.
6.428% due 12/01/2008		100	102
International Business Machines Corp.
5.700% due 09/14/2017		5,800	6,007
Kraft Foods, Inc.
6.125% due 02/01/2018		500	505
Peabody Energy Corp.
7.875% due 11/01/2026		100	102
Rohm & Haas Co.
6.000% due 09/15/2017		400	407
Time Warner, Inc.
5.109% due 11/13/2009		600	585
Transocean, Inc.
5.341% due 09/05/2008		500	498

			9,927

Utilities 1.5%
AT&T, Inc.
4.978% due 02/05/2010		400	397
Enel Finance International S.A.
6.800% due 09/15/2037		2,200	2,217
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		600	630
Qwest Corp.
7.625% due 06/15/2015		500	511
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		300	284
Telefonica Emisones SAU
5.226% due 06/19/2009		700	695

			4,734

Total Corporate Bonds & Notes (Cost $77,548)			77,617

MUNICIPAL BONDS & NOTES 0.4%
San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032		300	282
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		400	402
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		600	577

Total Municipal Bonds & Notes (Cost $1,245)			1,261

COMMODITY INDEX-LINKED NOTES 0.3%
Goldman Sachs Commodity Index Total Return 0.3%
Morgan Stanley
4.805% due 07/07/2008		1,000	1,002

Total Commodity Index-Linked Notes (Cost $1,000)			1,002

U.S. GOVERNMENT AGENCIES 117.4%
Fannie Mae
3.854% due 08/01/2033		121	122
4.344% due 09/01/2033		868	868
4.669% due 05/25/2035		100	101
4.898% due 06/01/2033		295	298
4.925% due 12/25/2036		318	313
4.985% due 03/25/2034		213	210
5.000% due 11/01/2017 - 01/01/2038		23,977	23,790
5.000% due 11/01/2036 (e)		1,973	1,926
5.215% due 03/25/2044		786	778
5.265% due 11/25/2032		78	79
5.281% due 01/01/2036		361	364
5.500% due 01/01/2021 - 01/01/2038		80,478	80,489
5.500% due 01/01/2033 - 06/01/2037 (e)		75,068	75,065
5.620% due 05/01/2036		14	14
6.000% due 04/01/2036 - 01/01/2038		64,421	65,420
6.000% due 09/01/2037 - 11/01/2037 (e)		40,007	40,636
6.063% due 07/01/2044		128	128
6.188% due 09/01/2034		72	73
6.341% due 12/01/2036		63	64
6.500% due 10/01/2035 - 10/01/2037		4,634	4,765
6.500% due 09/01/2037 - 11/01/2037 (e)		8,939	9,190
7.000% due 09/01/2013		10	10
8.000% due 12/01/2030		3	3
Freddie Mac
4.203% due 03/01/2034		460	467
5.178% due 07/15/2019 - 10/15/2020		11,706	11,661
5.258% due 02/15/2019		4,187	4,166
5.500% due 08/15/2030 - 02/01/2038		9,775	9,754
5.500% due 05/01/2037 (e)		2,971	2,966
6.000% due 09/01/2037 (e)		7,186	7,294
6.063% due 02/25/2045		71	71
7.198% due 02/01/2024		20	20
8.000% due 01/01/2017		22	23
Ginnie Mae
6.000% due 12/15/2036 - 09/15/2037		8,879	9,093
6.375% due 03/20/2027		3	4
8.000% due 02/15/2030		2	2
Small Business Administration
4.750% due 07/01/2025		1,161	1,141
5.520% due 06/01/2024		1,206	1,241

Total U.S. Government Agencies (Cost $351,009)			352,609

U.S. TREASURY OBLIGATIONS 1.6%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026		635	633
2.375% due 01/15/2025		669	702
2.625% due 07/15/2017		203	219
3.500% due 01/15/2011		2,897	3,117

Total U.S. Treasury Obligations (Cost $4,635)			4,671

MORTGAGE-BACKED SECURITIES 11.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		294	282
Banc of America Funding Corp.
4.111% due 05/25/2035		499	493
6.144% due 01/20/2047		535	527
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		137	138
6.500% due 09/25/2033		47	48
Bear Stearns Adjustable Rate Mortgage Trust
4.609% due 01/25/2034		159	158
5.037% due 04/25/2033		7	7
5.073% due 11/25/2034		1,102	1,100
6.534% due 01/25/2034		12	12
Bear Stearns Alt-A Trust
5.025% due 02/25/2034		588	559
5.368% due 05/25/2035		1,079	1,067
5.527% due 09/25/2035		228	225
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		159	156
Countrywide Alternative Loan Trust
5.045% due 05/25/2047		519	491
6.000% due 10/25/2033		122	119
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		1,270	1,264
4.801% due 11/25/2034		687	682
5.135% due 05/25/2034		17	17
5.250% due 02/20/2036		148	147
CS First Boston Mortgage Securities Corp.
5.639% due 05/25/2032		2	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.945% due 02/25/2037		1,992	1,954
First Horizon Asset Securities, Inc.
5.372% due 08/25/2035		386	385
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		579	567
4.945% due 01/25/2047		693	679
GSR Mortgage Loan Trust
5.251% due 11/25/2035		697	674
5.298% due 06/25/2034		457	456
6.000% due 03/25/2032		1	1
Harborview Mortgage Loan Trust
3.941% due 06/19/2034		9,900	9,881
Impac CMB Trust
5.783% due 07/25/2033		77	77
Indymac Index Mortgage Loan Trust
5.047% due 12/25/2034		227	225
JPMorgan Mortgage Trust
5.023% due 02/25/2035		410	402
MASTR Asset Securitization Trust
5.500% due 09/25/2033		37	37
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		18	18
5.075% due 02/25/2036		245	236
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		182	176
5.865% due 10/25/2035		132	130
6.989% due 01/25/2029		138	139
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017		1	1
Prime Mortgage Trust
5.265% due 02/25/2019		17	17
5.265% due 02/25/2034		102	100
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		470	451
Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035		239	237
Structured Asset Mortgage Investments, Inc.
5.215% due 07/19/2035		551	531
Structured Asset Securities Corp.
5.331% due 10/25/2035		569	564
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		548	535
Washington Mutual MSC Mortgage Pass-Through Certificates
5.967% due 02/25/2033		1	1
Washington Mutual, Inc.
5.155% due 10/25/2045		115	108
5.483% due 02/27/2034		67	65
5.505% due 12/25/2027		1,249	1,179
5.788% due 02/25/2046		390	380
5.988% due 11/25/2042		88	86
6.188% due 08/25/2042		58	55
Wells Fargo Mortgage-Backed Securities Trust
4.949% due 01/25/2035		858	849
4.950% due 03/25/2036		642	635
4.992% due 10/25/2035		4,538	4,516

Total Mortgage-Backed Securities (Cost $33,812)			33,841

ASSET-BACKED SECURITIES 13.8%
ACE Securities Corp.
4.915% due 12/25/2036		191	185
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		18	17
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		334	329
5.025% due 05/25/2035		90	90
Bank One Issuance Trust
5.138% due 12/15/2010		4,400	4,401
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		679	666
4.945% due 10/25/2036		274	270
Carrington Mortgage Loan Trust
4.915% due 01/25/2037		2,452	2,399
Chase Credit Card Master Trust
5.138% due 02/15/2011		1,000	1,000
Countrywide Asset-Backed Certificates
4.915% due 05/25/2037		5,782	5,655
4.945% due 06/25/2037		523	510
5.345% due 12/25/2031		94	86
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032		17	17
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036		921	884
4.915% due 12/25/2036		520	508
4.935% due 12/25/2037		2,636	2,576
First USA Credit Card Master Trust
5.156% due 04/18/2011		1,600	1,601
Fremont Home Loan Trust
4.915% due 10/25/2036		1,818	1,796
4.925% due 01/25/2037		426	415
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		384	378
JPMorgan Mortgage Acquisition Corp.
4.915% due 07/25/2036		762	748
4.915% due 10/25/2036		2,247	2,192
Lehman XS Trust
4.935% due 05/25/2046		149	148
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036		536	533
4.905% due 11/25/2036		1,988	1,955
5.145% due 10/25/2034		12	12
MASTR Asset-Backed Securities Trust
4.925% due 11/25/2036		575	560
MBNA Credit Card Master Note Trust
5.148% due 08/16/2010		2,200	2,201
Merrill Lynch Mortgage Investors, Inc.
4.895% due 06/25/2037		348	344
4.935% due 08/25/2036		1,321	1,303
Morgan Stanley ABS Capital I
4.915% due 10/25/2036		235	225
Nationstar Home Equity Loan Trust
4.985% due 04/25/2037		2,173	2,107
Option One Mortgage Loan Trust
4.915% due 07/25/2036		242	240
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036		815	801
4.965% due 08/25/2046		2,190	2,152
Soundview Home Equity Loan Trust
4.945% due 01/25/2037		2,126	2,086
Truman Capital Mortgage Loan Trust
5.205% due 01/25/2034		83	82

Total Asset-Backed Securities (Cost $42,152)			41,472

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	99

Total Sovereign Issues (Cost $99)			99

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	164
Ford Motor Credit Co. LLC
6.750% due 01/14/2008	EUR	200	292
General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,839

Total Foreign Currency-Denominated Issues (Cost $3,138)			3,295

	Shares
PREFERRED STOCKS 0.8%
DG Funding Trust
6.979% due 12/31/2049		217	2,295

Total Preferred Stocks (Cost $2,294)			2,295

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.1%
Commercial Paper 1.5%
Cox Communications, Inc.
5.341% due 01/15/2008		$4,400	4,399

U.S. Treasury Bills 6.6%
3.002% due 02/28/2008 - 03/13/2008 (a)(c)(f)		20,135	19,957

Total Short-Term Instruments (Cost $24,418)			24,356

Purchased Options (h) 1.4% (Cost $939)			4,247
Total Investments 182.8% (Cost $544,708)			$549,187
Written Options (i) (1.1%) (Premiums $991)			(3,296)
Other Assets and Liabilities (Net) (81.7%)			(245,423)

Net Assets (d) 100.0%			$300,468

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $1,566 and derivative instruments with an aggregate depreciation of ($82) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended December 31, 2007 was $206,409 at a weighted average interest rate of 5.010%. On December 31, 2007, securities valued at $129,783 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $19,709 and cash of $1,945 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	302	$1,039
90-Day Eurodollar June Futures	Long	06/2008	870	2,245
90-Day Eurodollar June Futures	Long	06/2009	1	3
90-Day Eurodollar March Futures	Long	03/2009	58	159
90-Day Eurodollar September Futures	Long	09/2008	340	1,131
E-mini S&P 500 Index March Futures	Long	03/2008	514	(395)
S&P 500 Index March Futures	Long	03/2008	712	(1,180)
U.S. Treasury 2-Year Note March Futures	Short	03/2008	66	(55)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	104	(48)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	26	18
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	41	125
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	150	112
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	23	68
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	74	59
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	65	193
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31	72

				$3,546

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	$700	$1
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	700	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	3,600	(21)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	1,200	(4)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	4,000	(5)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	2,000	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	300	0
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	800	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	3,600	2
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	200	(17)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	500	(34)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,700	31
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	1,500	80
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	1,500	(63)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	300	(1)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	400	(1)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	1,900	(3)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	2,400	(9)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	200	(2)

						$(43)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	$1,000	$(17)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	(6)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	(25)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	(15)

						$(63)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	1,400	$(36)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		1,900	25
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		13,900	(76)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	1,700	(14)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		400	(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,100	(9)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		700	4
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		2,000	(24)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,700	7
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,900	(43)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,100	7
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		2,500	13
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,100	(6)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(6)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		1,400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		900	(19)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		700	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		300	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		400	(7)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	2,900	12
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,500	11
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	30
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	17
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		1,700	7
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,400	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		7,400	160
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		800	30
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		500	(55)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		100	(15)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	36
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(199)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	15
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,400	9
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,100	44
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	87
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(12)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017	JPY	40,000	8
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017		90,000	19
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,200	(3)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		4,700	(9)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		13,900	50
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		3,000	36
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		2,200	(40)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		5,500	22
Citibank N.A.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		2,000	25
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		600	(18)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		4,100	20
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		6,700	30
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		2,000	25
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		1,300	(36)

							$101

(h) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$136.000	02/22/2008	170	$3	$3
Put - CME S&P 500 Index March Futures	700.000	03/20/2008	686	20	0

				$23	$3

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$24,500	$118	$508
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	9,000	26	69
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	12,000	90	312
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	186
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	35,200	125	731
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	22,900	113	536
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	27,300	160	552
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,500	29	156
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	9,000	32	179
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	42,800	154	1,014

							$898	$4,243

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 01/01/2038	$104.625	01/07/2008	$12,600	$1	$0
Put - OTC Fannie Mae 5.500% due 02/01/2038	88.500	02/05/2008	68,500	8	0
Put - OTC Fannie Mae 6.000% due 03/01/2038	91.750	03/05/2008	51,000	6	1
Put - OTC Freddie Mac 5.500% due 03/01/2038	88.813	03/05/2008	7,500	1	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	94.000	03/05/2008	6,000	2	0

				$18	$1

(i) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	21	$13	$15
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	10	4	28
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/22/2008	10	7	21
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	10	8	16
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	40	33	45
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	21	15	9
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	10	4	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	40	22	10

				$106	$145

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$10,500	$117	$383
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	2,000	25	66
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	5,000	86	254
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	138
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	15,300	127	558
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	10,000	120	417
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	6,700	89	232
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	5,000	62	183
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,500	32	127
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	3,000	31	118
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	14,300	147	675

							$885	$3,151

(j) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	6.500%	01/01/2038	$3,700	$3,803	$3,803
Freddie Mac	6.000%	01/01/2038	12,600	12,791	12,787
U.S. Treasury Bonds	3.125%	11/30/2009	2,100	2,098	2,118
U.S. Treasury Notes	4.500%	05/15/2017	7,400	7,543	7,726

				$26,235	$26,434

(2)	Market value includes $69 of interest payable on short sales.

(k) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	248	05/2008	$0	$0	$0
Buy	AUD	1,487	01/2008	5	0	5
Sell		266	01/2008	1	0	1
Buy	BRL	10,473	03/2008	920	0	920
Buy		14,552	07/2008	693	0	693
Buy	CLP	64,260	03/2008	7	0	7
Buy	CNY	1,888	01/2008	3	0	3
Sell		1,888	01/2008	0	(5)	(5)
Sell	EUR	2,271	01/2008	5	0	5
Sell	GBP	2,580	01/2008	59	(1)	58
Buy	IDR	2,469,600	05/2008	0	(20)	(20)
Buy	INR	30,404	05/2008	46	0	46
Buy		13,851	08/2008	0	(2)	(2)
Buy	JPY	27,705	02/2008	0	(1)	(1)
Buy	KRW	705,323	01/2008	0	(16)	(16)
Buy		368,752	05/2008	1	(2)	(1)
Buy		500,512	08/2008	0	(3)	(3)
Buy	KWD	19	05/2008	0	0	0
Buy	MXN	19,004	03/2008	16	(1)	15
Sell		5,590	03/2008	0	(4)	(4)
Buy		6,276	07/2008	8	0	8
Buy	MYR	3,221	05/2008	17	0	17
Buy	NZD	200	01/2008	4	0	4
Buy		200	02/2008	0	(1)	(1)
Buy	PHP	37,343	05/2008	86	0	86
Buy	PLN	886	03/2008	35	0	35
Sell		886	03/2008	0	(4)	(4)
Buy		3,945	07/2008	155	0	155
Sell		3,945	07/2008	0	(17)	(17)
Buy	RUB	47,512	01/2008	86	0	86
Sell		47,512	01/2008	1	0	1
Buy		31,764	07/2008	29	0	29
Sell		3,660	07/2008	0	(1)	(1)
Buy		20,383	11/2008	1	0	1
Buy	SAR	254	05/2008	0	0	0
Sell	SEK	534	01/2008	1	0	1
Buy		534	03/2008	0	(1)	(1)
Buy	SGD	731	02/2008	15	0	15
Buy		3,729	05/2008	113	0	113
Buy	ZAR	379	07/2008	0	(2)	(2)

				$2,307	$(81)	$2,226

See accompanying notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 34.7%
Banking & Finance 26.4%
American Express Centurion Bank
5.056% due 04/17/2009		$1,200	$1,197
American General Finance Corp.
6.900% due 12/15/2017		400	401
American Honda Finance Corp.
5.206% due 03/09/2009		500	500
American International Group, Inc.
5.850% due 01/16/2018		400	403
ANZ National International Ltd.
4.938% due 08/07/2009		1,100	1,097
Bank of America Corp.
6.000% due 09/01/2017		300	307
Bank of Scotland PLC
5.254% due 07/17/2009		600	599
Barclays Bank PLC
6.050% due 12/04/2017		200	202
Bear Stearns Cos., Inc.
4.920% due 03/30/2009		400	390
5.072% due 08/21/2009		200	193
5.161% due 04/29/2008		900	891
BNP Paribas
5.186% due 06/29/2049		200	182
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	185
Calabash Re II Ltd.
13.391% due 01/08/2010		400	413
14.591% due 01/08/2010		400	428
CIT Group Holdings, Inc.
5.134% due 01/30/2009		1,100	1,034
CIT Group, Inc.
5.091% due 12/19/2008		100	94
5.225% due 05/23/2008		100	99
Citigroup Capital XXI
8.300% due 12/21/2057		4,000	4,189
Citigroup Funding, Inc.
4.858% due 06/26/2009		200	197
4.896% due 04/23/2009		100	99
5.136% due 12/08/2008		100	99
Citigroup Global Markets Holdings, Inc.
5.191% due 03/07/2008		25	25
Citigroup, Inc.
4.872% due 12/28/2009		300	295
5.300% due 10/17/2012		200	203
5.500% due 08/27/2012		500	510
5.850% due 07/02/2013		200	206
6.000% due 08/15/2017		300	307
6.125% due 08/25/2036		100	95
Ford Motor Credit Co. LLC
6.625% due 06/16/2008		5,300	5,223
Foundation Re II Ltd.
11.655% due 11/26/2010		400	415
General Electric Capital Corp.
5.162% due 03/12/2010		100	100
5.250% due 01/20/2010		700	692
6.375% due 11/15/2067		100	103
Goldman Sachs Group, Inc.
4.880% due 03/30/2009		200	199
4.969% due 11/10/2008		300	299
4.974% due 12/22/2008		200	199
5.111% due 07/29/2008		400	400
5.481% due 07/23/2009		20	20
6.250% due 09/01/2017		600	625
6.750% due 10/01/2037		1,500	1,474
HSBC Bank USA N.A.
5.286% due 06/10/2009		300	299
HSBC Finance Corp.
5.121% due 09/15/2008		1,000	1,000
5.240% due 10/21/2009		200	199
HSBC Holdings PLC
6.500% due 05/02/2036		400	390
6.500% due 09/15/2037		100	97
International Lease Finance Corp.
5.250% due 05/24/2010		900	888
JPMorgan Chase & Co.
5.419% due 10/02/2009		500	497
6.000% due 01/15/2018		200	204
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		300	306
Lehman Brothers Holdings, Inc.
5.094% due 12/23/2010		200	187
5.129% due 11/10/2009		200	194
5.270% due 10/22/2008		500	496
5.320% due 04/03/2009		300	293
5.429% due 07/18/2011		300	285
MBNA Corp.
5.308% due 05/05/2008		1,100	1,102
MetLife, Inc.
6.400% due 12/15/2036		100	92
Morgan Stanley
5.006% due 02/09/2009		900	889
5.420% due 01/22/2009		100	99
Mystic Re Ltd.
11.381% due 12/05/2008		300	304
National Australia Bank Ltd.
5.181% due 09/11/2009		400	400
Pricoa Global Funding I
5.164% due 01/25/2008		600	600
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		300	300
6.990% due 10/29/2049		3,000	2,996
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	100
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		700	698
5.240% due 10/21/2008		600	598
SLM Corp.
5.294% due 07/25/2008		1,300	1,273
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		200	185
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	94
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	96
UBS AG
5.875% due 12/20/2017		200	202
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		200	200
Wachovia Bank N.A.
4.924% due 03/23/2009		800	798
Wachovia Corp.
5.034% due 10/28/2008		600	599
5.372% due 10/15/2011		200	196
Wells Fargo & Co.
4.944% due 03/23/2010		800	794
5.186% due 03/10/2008		800	801

			43,340

Industrials 6.2%
Anadarko Petroleum Corp.
5.391% due 09/15/2009		500	492
AstraZeneca PLC
5.900% due 09/15/2017		100	105
6.450% due 09/15/2037		100	110
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		300	325
Comcast Corp.
5.542% due 07/14/2009		400	399
CSC Holdings, Inc.
7.250% due 07/15/2008		1,000	1,004
Daimler Finance North America LLC
5.328% due 08/03/2009		300	298
5.461% due 03/13/2009		200	199
5.541% due 03/13/2009		300	298
Diageo Capital PLC
4.987% due 11/10/2008		600	599
Gaz Capital for Gazprom
6.212% due 11/22/2016		100	96
General Electric Co.
5.186% due 12/09/2008		400	401
International Business Machines Corp.
5.700% due 09/14/2017		2,000	2,071
Kraft Foods, Inc.
6.125% due 02/01/2018		200	202
Rohm & Haas Co.
6.000% due 09/15/2017		100	102
Safeway, Inc.
5.208% due 03/27/2009		1,300	1,298
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		500	500
5.500% due 02/16/2012		700	721
Transocean, Inc.
5.341% due 09/05/2008		300	299
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		600	600
Williams Cos., Inc.
6.375% due 10/01/2010		100	102

			10,221

Utilities 2.1%
AT&T, Inc.
4.959% due 05/15/2008		200	200
BellSouth Corp.
4.969% due 08/15/2008		400	399
Enel Finance International S.A.
6.800% due 09/15/2037		700	706
Florida Power Corp.
5.279% due 11/14/2008		700	699
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		100	100
NGPL Pipe Co. LLC
6.514% due 12/15/2012		200	203
Southern California Edison Co.
4.994% due 02/02/2009		200	200
Telefonica Emisones SAU
5.226% due 06/19/2009		1,000	993

			3,500

Total Corporate Bonds & Notes (Cost $56,994)			57,061

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		95	91
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	24
San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032		100	94
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		300	288

Total Municipal Bonds & Notes (Cost $501)			497

U.S. GOVERNMENT AGENCIES 64.0%
Fannie Mae
4.138% due 06/01/2034		553	562
4.382% due 03/01/2035		44	45
4.459% due 09/01/2035		248	249
4.557% due 07/01/2035		196	196
4.640% due 09/01/2035		249	249
4.658% due 12/01/2033		102	104
4.711% due 12/01/2033		68	68
4.831% due 06/01/2035		292	291
4.989% due 06/01/2035		271	272
5.000% due 10/01/2035 - 01/01/2038		2,978	2,906
5.000% due 03/01/2036 (d)		8,077	7,887
5.215% due 09/25/2042		209	207
5.500% due 11/01/2021 - 02/01/2038		33,579	33,563
5.500% due 05/01/2037 (d)		4,826	4,822
6.000% due 10/01/2026 - 01/01/2038		24,964	25,368
6.000% due 01/01/2036 (d)		6,509	6,614
6.327% due 10/01/2034		24	24
6.500% due 11/01/2036 - 10/01/2037		3,414	3,510
6.817% due 11/01/2035		39	40
Freddie Mac
4.704% due 06/01/2035		464	466
4.903% due 11/01/2034		181	183
5.000% due 12/15/2020 - 01/15/2024		161	161
5.178% due 07/15/2019 - 10/15/2020		4,991	4,972
5.258% due 02/15/2019		1,675	1,666
5.428% due 06/15/2018		28	29
5.500% due 08/15/2030 - 02/01/2038		5,186	5,173
6.000% due 08/01/2027 - 09/01/2037		3,663	3,720
Ginnie Mae
6.000% due 02/15/2036 - 09/15/2037		1,955	2,002
Small Business Administration
5.520% due 06/01/2024		19	19

Total U.S. Government Agencies (Cost $104,404)			105,368

U.S. TREASURY OBLIGATIONS 4.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		226	233
2.000% due 01/15/2016		525	539
2.000% due 01/15/2026		420	419
2.375% due 04/15/2011		210	219
2.375% due 01/15/2027		3,335	3,527
2.625% due 07/15/2017		100	108
3.000% due 07/15/2012		2,220	2,405

Total U.S. Treasury Obligations (Cost $7,366)			7,450

MORTGAGE-BACKED SECURITIES 6.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		42	40
Banc of America Funding Corp.
4.111% due 05/25/2035		71	70
Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033		411	410
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		174	173
4.780% due 11/25/2034		148	147
5.073% due 11/25/2034		466	466
Bear Stearns Alt-A Trust
5.368% due 05/25/2035		12	12
5.527% due 09/25/2035		57	56
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		80	78
4.900% due 12/25/2035		133	132
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		389	384
5.145% due 02/25/2037		733	693
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		529	527
4.801% due 11/25/2034		283	281
5.105% due 04/25/2035		22	22
5.250% due 02/20/2036		74	74
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		68	68
GSR Mortgage Loan Trust
4.539% due 09/25/2035		217	215
5.251% due 11/25/2035		348	337
Harborview Mortgage Loan Trust
5.055% due 01/19/2038		1,065	1,053
5.185% due 05/19/2035		60	57
JPMorgan Mortgage Trust
5.023% due 02/25/2035		137	134
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		132	132
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		67	67
Mellon Residential Funding Corp.
5.468% due 12/15/2030		531	521
5.508% due 06/15/2030		7	7
Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033		367	364
5.075% due 02/25/2036		70	67
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		182	176
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		183	182
5.305% due 08/25/2034		254	253
6.188% due 01/25/2035		127	124
Structured Asset Mortgage Investments, Inc.
5.145% due 02/25/2036		70	66
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		235	229
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		909	895
Washington Mutual, Inc.
5.055% due 04/25/2045		1	1
5.883% due 10/25/2046		728	712
5.988% due 11/25/2042		38	37
Wells Fargo Mortgage-Backed Securities Trust
4.949% due 01/25/2035		396	392
4.950% due 03/25/2036		325	321

Total Mortgage-Backed Securities (Cost $10,042)			9,975

ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp.
4.925% due 10/25/2036		324	313
American Express Credit Account Master Trust
5.528% due 02/15/2012		311	311
Argent Securities, Inc.
4.915% due 09/25/2036		89	88
Asset-Backed Securities Corp. Home Equity
5.025% due 05/25/2035		6	6
5.140% due 09/25/2034		71	70
Citigroup Mortgage Loan Trust, Inc.
4.925% due 05/25/2037		711	678
Countrywide Asset-Backed Certificates
4.915% due 03/25/2047		225	222
4.935% due 06/25/2037		216	211
5.345% due 12/25/2031		1	1
GSR Mortgage Loan Trust
4.965% due 11/25/2030		14	14
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		146	141
JPMorgan Mortgage Acquisition Corp.
4.915% due 08/25/2036		99	97
Long Beach Mortgage Loan Trust
4.925% due 10/25/2036		969	946
4.955% due 01/25/2046		23	23
5.145% due 10/25/2034		9	9
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		110	109
Park Place Securities, Inc.
5.177% due 10/25/2034		325	282
Residential Asset Mortgage Products, Inc.
4.945% due 10/25/2036		296	288
Residential Asset Securities Corp.
4.935% due 11/25/2036		224	219
SLM Student Loan Trust
5.074% due 10/27/2014		932	930
5.084% due 01/25/2016		99	99
5.084% due 01/25/2018		77	77
Soundview Home Equity Loan Trust
4.925% due 06/25/2036		78	77
Structured Asset Securities Corp.
4.915% due 10/25/2036		303	298
4.995% due 12/25/2035		20	20

Total Asset-Backed Securities (Cost $5,680)			5,529

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010		11	12

Total Sovereign Issues (Cost $12)			12

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Ford Motor Credit Co. LLC
6.750% due 01/14/2008	EUR	300	438
General Electric Capital Corp.
5.500% due 09/15/2067		1,900	2,697

Total Foreign Currency-Denominated Issues (Cost $2,947)			3,135

	Shares
PREFERRED STOCKS 0.6%
DG Funding Trust
6.979% due 12/31/2049		85	899

Total Preferred Stocks (Cost $904)			899

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.3%
Commercial Paper 3.7%
Rabobank Financial Co.
3.980% due 01/02/2008		$1,600	1,600
UBS Finance Delaware LLC
4.000% due 01/02/2008		4,400	4,400

			6,000

Repurchase Agreements 4.2%
State Street Bank and Trust Co.
3.900% due 01/02/2008		6,983	6,983
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $7,125. Repurchase proceeds are $6,985.)

U.S. Treasury Bills 0.4%
2.833% due 02/28/2008 - 03/13/2008 (a)(e)		710	704

Total Short-Term Instruments (Cost $13,689)			13,687

Purchased Options (g) 1.0% (Cost $392)			1,717
Total Investments 124.8% (Cost $202,931)			$205,330
Written Options (h) 0.8% (Premiums $418)			(1,342)
Other Assets and Liabilities (Net) (24.0%)			(39,445)

Net Assets (d) 100.0%			$164,543

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2007, derivative instruments with an aggregate depreciation of ($33) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) The average amount of borrowings outstanding during the period ended December 31, 2007 was $35,437 at a weighted average interest rate of 5.050%. On December 31, 2007, securities valued at $17,281 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $704 and cash of $8,975 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	364	$1,395
90-Day Eurodollar June Futures	Long	06/2008	266	689
90-Day Eurodollar June Futures	Long	06/2009	9	24
90-Day Eurodollar March Futures	Long	03/2009	133	363
90-Day Eurodollar September Futures	Long	09/2008	48	157
E-mini S&P 500 Index March Futures	Short	03/2008	142	11
S&P 500 Index March Futures	Short	03/2008	410	2,371
U.S. Treasury 2-Year Note March Futures	Short	03/2008	30	(25)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	43	(26)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	122	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	21	67
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	93	84
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12	37
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	43	33
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	92
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	33	84

				$5,341

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(47)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	1,300	(6)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011	500	0
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011	500	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	300	(2)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	1,400	(2)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	800	1
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	100	0
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	900	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	1,200	14
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	700	(29)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	100	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	200	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016	500	27
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	200	(1)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	800	(1)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	700	(3)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	100	(1)

						$(55)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	$500	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	4,200	$(23)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	700	(6)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		200	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		500	(4)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		300	2
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		800	(10)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		600	2
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,100	(16)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		200	1
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		1,300	7
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		400	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(2)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(15)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		300	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	(4)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	1,000	4
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	4
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		600	10
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	9
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	1
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		600	2
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,200	12
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,000	65
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		200	(23)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	19
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	14
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	4
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		900	19
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	48
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(12)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017	JPY	20,000	4
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017		30,000	6
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	500	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		2,000	(3)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$6,000	22
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		400	3
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		300	4
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		1,000	(18)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		2,500	10
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		300	(9)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		6,300	11
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		700	(37)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,900	9
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		4,400	13
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		600	(17)

							$92

(g) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$114.000	02/22/2008	26	$1	$0
Call - CBOT U.S. Treasury 5-Year Note March Futures	124.000	02/22/2008	53	1	1
Call - CME S&P 500 Index March Futures	1,950.000	03/20/2008	448	7	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	02/22/2008	121	2	2

				$11	$3

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$13,000	$63	$270
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	5,000	14	38
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	5,000	38	130
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	47
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	39	228
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	11,900	59	279
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	18,100	105	366
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	14	83
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	10	60
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	9,000	26	213

							$381	$1,714

(h) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	10	$6	7
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	4	2	11
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/22/2008	4	3	9
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	4	3	6
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	17	14	19
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	10	7	5
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	4	2	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	17	9	4

				$46	$61

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$5,500	$62	$201
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	1,000	13	33
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	2,000	35	102
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	34
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,000	41	182
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	5,000	60	209
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	53	138
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	4,000	49	146
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	12	55
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	39
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	3,000	25	142

							$372	$1,281

(i) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	6.500%	01/01/2038	$1,400	$1,439	$1,439
Treasury Inflation Protected Securities	3.625%	04/15/2028	130	161	164
U.S. Treasury Bonds	3.125%	11/30/2009	1,000	999	1,002
U.S. Treasury Notes	4.500%	05/15/2017	1,900	1,933	1,970

				$4,532	$4,575

(2)	Market value includes $23 of interest payable on short sales.

(j) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	114	05/2008	$0	$0	$0
Buy	AUD	464	01/2008	2	0	2
Sell		83	01/2008	1	0	1
Buy	BRL	2,461	03/2008	197	(1)	196
Buy		8,332	07/2008	411	0	411
Buy	CNY	1,014	01/2008	2	0	2
Sell		1,014	01/2008	0	(3)	(3)
Sell	EUR	2,266	01/2008	5	0	5
Sell	GBP	1,394	01/2008	32	0	32
Buy	IDR	970,200	05/2008	0	(8)	(8)
Buy	INR	12,168	05/2008	18	0	18
Buy		3,171	08/2008	0	0	0
Buy	JPY	15,384	02/2008	0	0	0
Buy	KRW	306,654	01/2008	0	(9)	(9)
Buy		150,529	05/2008	0	(1)	(1)
Buy		313,301	08/2008	0	(2)	(2)
Buy	KWD	9	05/2008	0	0	0
Buy	MXN	8,526	03/2008	5	(1)	4
Sell		2,507	03/2008	0	(2)	(2)
Buy		2,662	07/2008	3	0	3
Buy	MYR	1,061	05/2008	5	0	5
Buy	NZD	72	01/2008	1	0	1
Buy		72	02/2008	0	0	0
Buy	PHP	2,396	05/2008	6	0	6
Buy	PLN	423	03/2008	14	0	14
Sell		423	03/2008	0	(2)	(2)
Buy		1,624	07/2008	65	0	65
Sell		1,624	07/2008	0	(7)	(7)
Buy	RUB	19,941	01/2008	35	0	35
Sell		19,941	01/2008	0	0	0
Buy		20,009	07/2008	18	0	18
Sell		2,306	07/2008	0	0	0
Buy		8,555	11/2008	0	0	0
Buy	SAR	116	05/2008	0	0	0
Buy	SEK	987	03/2008	0	(2)	(2)
Buy	SGD	676	02/2008	15	0	15
Buy		611	05/2008	19	0	19
Buy	ZAR	150	07/2008	0	(1)	(1)

				$854	$(39)	$815

See accompanying notes

Schedule of Investments

Total Return Fund

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.2%
Allied Waste North America, Inc.
4.600% due 03/28/2014	$3,629	$3,480
6.360% due 03/28/2014	236	226
6.420% due 03/28/2014	196	188
6.480% due 03/28/2014	1,554	1,491
6.500% due 03/28/2014	3,381	3,242
6.880% due 03/28/2014	1,565	1,501
Cablevision Systems Corp.
6.415% due 02/24/2013	95	90
Community Health Corp.
7.331% due 07/25/2014	19,651	18,944
Community Health Systems, Inc.
4.000% due 07/02/2014	1,299	1,253
7.072% due 07/02/2014	49	47
CSC Holdings, Inc.
6.595% due 02/24/2013	37,497	35,502
Daimler Finance North America LLC
9.000% due 08/03/2012	515,000	496,507
DaVita, Inc.
6.230% due 10/05/2012	7,344	7,095
6.350% due 10/05/2012	7,666	7,406
6.490% due 10/05/2012	629	608
6.520% due 10/05/2012	1,075	1,039
6.730% due 10/05/2012	3,521	3,402
6.750% due 10/05/2012	1,218	1,177
Dex Media West LLC
6.330% due 09/09/2010	706	691
6.520% due 09/09/2010	1,439	1,407
6.640% due 09/09/2010	704	688
6.650% due 09/09/2010	1,056	1,032
Ford Motor Co.
8.000% due 12/15/2013	21,780	20,208
Freescale Semiconductor, Inc.
6.381% due 12/01/2013	2,985	2,773
Fresenius Medical Care Capital Trust
6.205% due 03/22/2013	394	380
6.316% due 03/22/2013	182	176
6.437% due 03/22/2013	104	101
6.624% due 03/22/2013	26	25
General Motors Corp.
7.056% due 11/29/2013	34,728	32,528
Georgia-Pacific Corp.
6.580% due 12/20/2012	2,951	2,817
6.831% due 12/20/2012	3,903	3,725
6.896% due 12/20/2012	33,413	31,892
HCA, Inc.
6.330% due 11/16/2012	17,690	16,819
7.080% due 11/16/2013	5,000	4,825
Health Management Associates, Inc.
6.580% due 02/28/2014	4,910	4,594
6.595% due 02/28/2014	65	61
Idearc, Inc.
6.330% due 11/17/2013	15,000	14,141
Kinder Morgan, Inc.
6.225% due 11/24/2013	30,636	30,471
6.350% due 05/24/2014	21,278	21,179
Las Vegas Sands Corp.
3.000% due 05/15/2014	9,900	9,310
6.580% due 05/23/2014	39,521	37,165
Metro-Goldwyn-Mayer, Inc.
8.080% due 04/08/2012	29,477	27,387
8.108% due 04/08/2012	1,960	1,821
NRG Energy, Inc.
6.580% due 02/01/2013	13,711	13,106
6.848% due 02/01/2013	5,709	5,457
RH Donnelley Corp.
6.330% due 03/09/2010	159	155
RH Donnelley, Inc.
6.380% due 03/09/2010	1,652	1,615
6.460% due 06/30/2011	1,025	995
6.500% due 06/30/2011	895	868
6.520% due 06/30/2011	716	695
6.590% due 06/30/2011	401	390
6.630% due 09/09/2010	57	56
6.660% due 06/30/2011	716	695
6.700% due 09/09/2010	704	689
6.710% due 06/30/2011	537	521
6.860% due 06/30/2011	537	521
Sensata Technologies, Inc.
6.637% due 04/27/2013	13	12
6.761% due 04/27/2013	4,962	4,728
SLM Corp.
0.000% due 02/16/2008	471,800	470,103
Tell Group PLC
6.345% due 04/27/2011	28	26
Yell Group PLC
6.845% due 02/10/2013	33,000	31,716

Total Bank Loan Obligations (Cost $1,395,943)		1,381,762

CORPORATE BONDS & NOTES 27.0%
Banking & Finance 21.4%
ABX Financing Co.
5.750% due 10/15/2016	10,000	9,963
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	50
AIG-Fp Matched Funding Corp.
4.991% due 06/16/2008	100,000	100,003
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	11,024
Allstate Corp.
6.125% due 12/15/2032	150	146
Allstate Life Global Funding Trusts
4.924% due 03/23/2009	50,000	49,952
American Express Bank FSB
4.875% due 09/26/2008	27,800	27,759
6.000% due 09/13/2017	308,600	310,885
American Express Centurion Bank
5.056% due 04/17/2009	89,100	88,839
5.188% due 12/17/2009	5,000	4,953
6.000% due 09/13/2017	308,600	310,885
American Express Co.
5.250% due 09/12/2011	600	605
5.500% due 09/12/2016	150	149
6.150% due 08/28/2017	53,500	55,005
American Express Credit Corp.
3.000% due 05/16/2008	150	149
5.015% due 12/19/2008	10,000	9,978
5.285% due 03/02/2009	2,480	2,474
5.312% due 04/06/2009	20,300	20,093
American General Corp.
7.500% due 08/11/2010	250	268
American General Finance Corp.
2.750% due 06/15/2008	500	494
4.988% due 06/27/2008	49,940	49,950
5.329% due 01/18/2008	23,150	23,154
5.375% due 10/01/2012	200	198
5.400% due 12/01/2015	100	92
6.900% due 12/15/2017	200,400	200,958
American Honda Finance Corp.
4.939% due 05/12/2009	94,600	94,554
5.206% due 03/09/2009	61,080	61,115
American International Group, Inc.
4.884% due 06/23/2008	70,600	70,645
5.050% due 10/01/2015	41,300	39,947
5.051% due 01/29/2010	200,500	201,150
5.078% due 06/16/2009	15,000	14,999
5.375% due 10/18/2011	1,000	1,017
5.850% due 01/16/2018	165,420	166,817
6.250% due 05/01/2036	100,000	100,853
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	147
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,581
ANZ National International Ltd.
4.938% due 08/07/2009	45,000	44,886
Asian Development Bank
5.820% due 06/16/2028	1,100	1,209
ASIF Global Financing XXI
5.408% due 03/14/2008	35,000	35,030
Associates Corp. of North America
8.550% due 07/15/2009	250	262
Australia & New Zealand Banking Group Ltd.
4.965% due 02/18/2008	50,000	49,990
AXA Financial, Inc.
7.750% due 08/01/2010	100	107
Bank of America Corp.
3.375% due 02/17/2009	150	148
4.750% due 08/15/2013	500	493
4.852% due 09/25/2009	102,700	102,496
4.875% due 11/06/2009	123,300	122,923
5.004% due 03/24/2009	47,300	47,274
5.055% due 02/17/2009	11,000	11,016
5.056% due 09/18/2009	100	100
5.125% due 11/15/2014	125	123
5.129% due 02/11/2009	20,000	20,048
5.200% due 03/15/2018	100	94
5.502% due 10/14/2016	40,000	38,739
5.750% due 12/01/2017	39,270	39,434
6.000% due 09/01/2017	198,720	203,397
7.250% due 10/15/2025	200	217
7.800% due 02/15/2010	500	530
Bank of America N.A.
4.966% due 12/18/2008	1,200	1,199
5.040% due 02/27/2009	229,600	229,223
5.132% due 06/12/2009	165,460	165,142
5.271% due 06/15/2016	100,760	98,519
6.000% due 10/15/2036	70,100	67,269
Bank of Ireland
4.951% due 12/19/2008	50,100	50,081
Bank of New York Corp.
6.375% due 04/01/2012	200	210
Bank of Scotland PLC
5.028% due 07/17/2008	25,100	25,093
5.098% due 09/14/2009	100	100
5.254% due 07/17/2009	102,500	102,397
Bank One Corp.
2.625% due 06/30/2008	500	494
7.750% due 07/15/2025	200	225
Banque Paribas
6.875% due 03/01/2009	100	102
Barclays Bank PLC
5.450% due 09/12/2012	168,600	172,990
6.050% due 12/04/2017	174,980	176,639
7.434% due 09/29/2049	50,100	52,153
BB&T Corp.
4.750% due 10/01/2012	145	142
BBVA U.S. Senior S.A. Unipersonal
5.284% due 04/17/2009	200,000	199,723
Bear Stearns Cos., Inc.
2.875% due 07/02/2008	500	492
4.500% due 10/28/2010	215	206
4.920% due 03/30/2009	241,450	235,397
5.028% due 02/08/2008	27,350	27,337
5.072% due 08/21/2009	10,000	9,633
5.105% due 02/23/2010	200,300	188,239
5.161% due 04/29/2008	152,605	151,085
5.190% due 01/31/2011	50,000	45,174
5.284% due 01/30/2009	201,500	199,436
5.416% due 09/09/2009	19,980	19,206
5.420% due 01/07/2009	10,000	9,920
5.599% due 07/19/2010	5,700	5,361
6.950% due 08/10/2012	317,800	327,081
7.625% due 12/07/2009	80	82
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	99
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,154
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	10,092
BNP Paribas
5.186% due 06/29/2049	600	547
Boeing Capital Corp. Ltd.
4.750% due 09/15/2008	70	70
6.100% due 03/01/2011	300	315
7.375% due 09/27/2010	135	145
C5 Capital SPV Ltd.
6.196% due 12/31/2049	15,000	14,850
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	36,474
Calabash Re II Ltd.
15.891% due 01/08/2010	2,650	2,778
Capital One Financial Corp.
5.700% due 09/15/2011	10,000	9,669
6.750% due 09/15/2017	260,000	249,806
Caterpillar Financial Services Corp.
4.965% due 05/18/2009	101,000	100,753
5.216% due 03/10/2009	28,560	28,513
Charter One Bank N.A.
5.115% due 04/24/2009	100,000	99,620
CIT Group Holdings, Inc.
5.134% due 01/30/2009	230,175	216,292
CIT Group, Inc.
5.000% due 02/01/2015	150	131
5.019% due 08/15/2008	8,400	8,335
5.025% due 08/17/2009	12,100	11,237
5.052% due 02/21/2008	25,000	24,780
5.091% due 12/19/2008	20,000	18,883
5.225% due 05/23/2008	159,355	157,147
5.256% due 06/08/2009	62,375	58,381
6.000% due 02/15/2013	500	480
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,516
Citigroup Capital XXI
8.300% due 12/21/2057	259,830	272,082
Citigroup Funding, Inc.
5.136% due 12/08/2008	173,000	171,611
Citigroup Global Markets Holdings, Inc.
5.031% due 08/03/2009	39,980	39,956
5.091% due 03/17/2009	400	397
Citigroup, Inc.
4.250% due 07/29/2009	300	298
4.872% due 12/28/2009	143,330	140,786
4.898% due 12/26/2008	40,980	40,817
4.944% due 05/02/2008	157,585	157,547
4.995% due 05/18/2011	100,000	97,762
5.000% due 09/15/2014	250	239
5.024% due 01/30/2009	134,700	133,627
5.055% due 05/18/2010	182,550	180,904
5.100% due 09/29/2011	3,000	3,019
5.286% due 06/09/2009	102,559	101,806
5.300% due 10/17/2012	37,800	38,332
5.500% due 08/27/2012	93,000	94,942
5.850% due 07/02/2013	24,300	25,046
5.875% due 02/22/2033	75	69
6.000% due 08/15/2017	64,500	65,925
6.125% due 11/21/2017	100,000	102,909
6.125% due 08/25/2036	10,000	9,496
CNA Financial Corp.
5.850% due 12/15/2014	20,500	20,563
6.000% due 08/15/2011	25,000	25,640
6.600% due 12/15/2008	200	202
Commonwealth Bank of Australia
5.282% due 06/08/2009	96,300	96,287
Countrywide Financial Corp.
6.250% due 05/15/2016	25,000	14,409
Countrywide Home Loans, Inc.
4.125% due 09/15/2009	235	172
Credit Suisse USA, Inc.
5.276% due 12/09/2008	26,380	26,382
5.375% due 03/02/2016	250	250
5.500% due 08/16/2011	400	411
5.500% due 08/15/2013	100	102
7.125% due 07/15/2032	40	45
DBS Bank Ltd.
5.000% due 11/15/2019	8,000	7,535
5.098% due 05/16/2017	22,000	20,938
Den Norske Bank ASA
5.246% due 03/10/2008	20,000	20,012
Deutsche Bank AG
6.000% due 09/01/2017	361,100	375,136
DnB NORBank ASA
5.312% due 10/13/2009	100	100
East Lane Re Ltd.
10.911% due 05/06/2011	33,600	34,369
Eksportfinans A/S
4.750% due 12/15/2008	150	151
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,476
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,608
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,652
Export-Import Bank of Korea
5.460% due 10/04/2011	88,600	88,729
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	221	263
Ford Credit de Mexico S.A. de C.V.
6.626% due 03/20/2009	187,000	179,689
Ford Motor Credit Co. LLC
4.950% due 01/15/2008	3,300	3,298
5.625% due 10/01/2008	28,966	28,128
5.800% due 01/12/2009	134,099	127,316
6.625% due 06/16/2008	83,430	82,223
6.750% due 08/15/2008	11,475	11,311
6.812% due 01/15/2010	20,300	18,496
7.875% due 06/15/2010	62,528	57,723
Foundation Re II Ltd.
11.655% due 11/26/2010	40,850	42,349
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,426
General Electric Capital Corp.
3.250% due 06/15/2009	10,000	9,851
4.000% due 05/15/2010	100	98
4.125% due 09/01/2009	140	140
4.250% due 06/15/2012	1,596	1,575
4.939% due 05/10/2010	129,900	128,556
4.955% due 05/19/2008	176,796	176,804
4.966% due 08/22/2008	37,500	37,493
5.024% due 06/22/2009	29,760	29,785
5.025% due 05/19/2008	6,000	6,000
5.031% due 03/16/2009	124,100	124,086
5.044% due 02/02/2009	102,768	102,757
5.065% due 10/24/2008	100	100
5.084% due 04/30/2009	10,479	10,482
5.091% due 06/15/2009	145,265	145,182
5.095% due 10/26/2009	400	399
5.101% due 04/28/2011	49,970	49,456
5.111% due 07/28/2008	4,005	4,007
5.111% due 12/15/2009	267,290	266,422
5.162% due 03/12/2010	8,500	8,454
5.171% due 03/04/2008	32,965	32,986
5.172% due 12/12/2008	44,000	43,990
5.250% due 01/20/2010	197,600	195,366
5.258% due 05/05/2026	29,950	28,726
5.280% due 10/21/2010	150,450	150,483
5.284% due 01/05/2009	197,550	197,370
5.303% due 10/06/2010	30,100	29,862
5.443% due 01/08/2016	82,800	81,472
5.500% due 04/28/2011	6,000	6,177
6.000% due 06/15/2012	675	708
6.125% due 02/22/2011	1,100	1,151
6.375% due 11/15/2067	230,200	238,112
6.750% due 03/15/2032	250	285
8.125% due 05/15/2012	250	284
8.310% due 04/13/2009	41,300	43,296
General Motors Acceptance Corp.
7.430% due 12/01/2021	632	641
Genworth Financial, Inc.
6.500% due 06/15/2034	160	156
Genworth Global Funding Trusts
5.051% due 02/10/2009	50,000	49,517
Glitnir Banki HF
5.440% due 04/20/2010	50,000	48,960
5.620% due 01/21/2011	10,000	9,719
5.679% due 01/18/2012	20,000	19,366
GMAC LLC
5.625% due 05/15/2009	32,709	30,870
6.000% due 04/01/2011	15,000	12,780
6.000% due 12/15/2011	100	84
6.034% due 09/23/2008	42,000	40,582
6.119% due 05/15/2009	123,000	114,605
6.500% due 12/15/2018	200	134
6.700% due 06/15/2018	100	69
6.850% due 04/15/2016	200	145
7.000% due 02/15/2018	100	72
7.200% due 10/15/2017	125	90
7.250% due 09/15/2017	200	146
7.375% due 04/15/2018	100	74
Golden West Financial Corp.
4.750% due 10/01/2012	100	99
Goldman Sachs Group, Inc.
3.875% due 01/15/2009	770	762
4.750% due 07/15/2013	500	490
4.880% due 03/30/2009	4,700	4,682
4.924% due 12/23/2008	103,000	102,724
4.958% due 11/16/2009	32,480	31,897
4.964% due 12/23/2009	50,000	49,223
4.969% due 11/10/2008	41,000	40,916
4.974% due 12/22/2008	209,375	208,834
4.974% due 06/23/2009	100,400	98,822
4.986% due 06/23/2009	36,000	35,847
5.000% due 01/15/2011	10,000	10,086
5.111% due 07/29/2008	244,670	244,380
5.142% due 06/28/2010	26,520	26,105
5.250% due 10/15/2013	665	666
5.324% due 03/02/2010	68,584	67,768
5.334% due 03/22/2016	10,000	9,504
5.481% due 07/23/2009	15,570	15,561
5.625% due 01/15/2017	150	147
5.700% due 09/01/2012	2,325	2,394
6.125% due 02/15/2033	20,000	19,718
6.250% due 09/01/2017	416,600	434,174
6.750% due 10/01/2037	248,300	244,048
6.875% due 01/15/2011	100	106
7.350% due 10/01/2009	150	157
Goldman Sachs Group LP
5.596% due 02/09/2009	10,000	10,045
Hartford Financial Services Group, Inc.
5.950% due 10/15/2036	175	166
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	9,369
HBOS PLC
5.140% due 02/06/2014	100	99
5.920% due 09/29/2049	37,900	33,107
6.657% due 05/29/2049	200	166
HCP, Inc.
5.950% due 09/15/2011	12,350	12,387
6.300% due 09/15/2016	13,000	12,707
Heller Financial, Inc.
7.375% due 11/01/2009	300	317
HSBC Bank USA N.A.
5.188% due 12/14/2009	9,700	9,648
HSBC Capital Funding LP
4.610% due 12/29/2049	400	369
9.547% due 12/29/2049	43,400	47,462
10.176% due 12/29/2049	66,160	83,587
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	2,131
HSBC Finance Corp.
4.250% due 06/15/2008	250	249
4.982% due 05/21/2008	96,900	96,898
5.031% due 06/19/2009	158,250	155,935
5.036% due 05/09/2008	9,350	9,346
5.121% due 09/15/2008	175,250	175,197
5.137% due 05/10/2010	11,305	11,024
5.158% due 11/16/2009	60,479	59,573
5.240% due 10/21/2009	72,100	71,790
5.281% due 12/05/2008	73,500	73,342
5.492% due 01/15/2014	15,000	14,242
5.554% due 06/01/2016	10,000	9,220
7.000% due 05/15/2012	315	330
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	186,763
6.500% due 09/15/2037	79,000	76,816
7.500% due 07/15/2009	33,000	34,262
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,049
Inter-American Development Bank
7.375% due 01/15/2010	350	376
International Lease Finance Corp.
4.875% due 09/01/2010	160	160
5.250% due 05/24/2010	43,180	42,615
5.250% due 01/10/2013	15,000	14,797
5.300% due 04/15/2008	200	200
5.350% due 03/01/2012	20,000	20,032
5.400% due 02/15/2012	20,000	20,184
5.520% due 04/20/2009	6,500	6,494
5.561% due 07/11/2011	50,000	48,467
5.642% due 01/15/2010	34,630	34,630
Intesa Bank Overseas Ltd.
6.079% due 01/02/2008	2,800	2,800
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	8,650
5.950% due 10/15/2013	10,000	8,724
Jenkins-Empire Associates
6.840% due 08/01/2008	311	311
John Deere Capital Corp.
4.500% due 08/25/2008	5,100	5,086
5.164% due 09/01/2009	25,000	25,059
5.292% due 04/15/2008	114,360	114,424
5.292% due 07/15/2008	1,000	1,000
5.650% due 07/25/2011	9,000	9,304
7.000% due 03/15/2012	175	191
JPMorgan & Co., Inc. CPI Linked Bond
10.481% due 02/15/2012	600	619
JPMorgan Chase & Co.
4.500% due 01/15/2012	1,000	985
4.875% due 03/15/2014	645	630
4.934% due 12/22/2008	15,200	15,169
4.938% due 06/25/2010	1,300	1,284
5.154% due 01/25/2008	20,248	20,250
5.250% due 05/01/2015	700	684
5.326% due 03/09/2009	10,000	9,993
5.419% due 10/02/2009	52,700	52,418
5.750% due 01/02/2013	45	46
6.000% due 01/15/2018	147,320	150,162
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	323,293
JPMorgan Chase Capital
6.550% due 09/29/2036	37,600	34,029
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	64
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	28,238
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	248
4.875% due 01/17/2017	50	52
Landsbanki Islands HF
5.730% due 08/25/2009	18,000	17,977
6.100% due 08/25/2011	10,000	9,864
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	181
Lehman Brothers Holdings, Inc.
3.950% due 11/10/2009	100	98
4.000% due 04/16/2019	90	88
4.905% due 11/24/2008	8,000	7,878
4.934% due 12/23/2008	478,200	470,163
4.978% due 11/16/2009	25,870	25,213
5.082% due 08/21/2009	101,000	98,185
5.092% due 05/29/2008	59,600	59,336
5.094% due 12/23/2010	100	93
5.170% due 05/25/2010	48,400	46,557
5.241% due 01/23/2009	108,600	106,510
5.270% due 10/22/2008	28,100	27,902
5.320% due 04/03/2009	166,080	162,471
5.750% due 01/03/2017	200	192
6.200% due 09/26/2014	49,670	50,656
7.875% due 11/01/2009	65	68
Longpoint Re Ltd.
10.241% due 05/08/2010	87,500	89,817
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	4,500	4,612
10.375% due 10/15/2017 (d)	4,500	4,511
11.625% due 10/15/2017	6,000	5,940
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	124
MBNA Capital B
5.711% due 02/01/2027	7,000	6,174
MBNA Corp.
5.308% due 05/05/2008	10,000	10,019
6.125% due 03/01/2013	100	104
Mellon Bank N.A.
4.750% due 12/15/2014	50	48
Mellon Funding Corp.
5.000% due 12/01/2014	100	99
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	2,000	1,962
4.914% due 12/22/2008	99,900	98,589
4.955% due 06/26/2009	5,000	4,834
4.960% due 08/14/2009	16,750	16,398
5.000% due 01/15/2015	200	189
5.074% due 01/30/2009	50,000	49,673
5.091% due 06/16/2008	86,655	86,440
5.101% due 10/27/2008	82,000	81,725
5.105% due 08/22/2008	102,575	102,018
5.115% due 02/06/2009	78,400	78,031
5.138% due 06/16/2008	75,000	74,792
5.300% due 06/30/2008	6,300	6,250
6.050% due 08/15/2012	448,500	457,566
6.220% due 09/15/2026	115	106
6.400% due 08/28/2017	168,400	171,393
6.750% due 06/01/2028	115	111
MetLife, Inc.
5.375% due 12/15/2012	200	202
6.400% due 12/15/2036	69,800	64,171
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,443
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	202
Morgan Stanley
3.625% due 04/01/2008	500	498
4.250% due 05/15/2010	2,500	2,462
4.750% due 04/01/2014	460	432
5.006% due 02/09/2009	119,785	118,335
5.114% due 04/25/2008	49,970	49,901
5.270% due 05/14/2008	85,800	85,540
5.332% due 01/15/2010	49,700	49,168
5.334% due 01/18/2008	308,747	308,686
5.375% due 10/15/2015	500	487
5.420% due 01/22/2009	302,300	299,058
5.459% due 01/18/2011	600	581
5.625% due 01/09/2012	1,000	1,018
5.659% due 10/18/2016	60,000	56,077
5.722% due 10/15/2015	10,000	9,387
5.750% due 08/31/2012	370,000	378,065
6.250% due 08/09/2026	225	220
6.750% due 04/15/2011	200	210
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	31,116
Mystic Re Ltd.
11.381% due 12/05/2008	4,250	4,302
14.081% due 12/05/2008	32,100	32,689
15.081% due 06/07/2011	16,000	16,858
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,287
National Australia Bank Ltd.
5.060% due 06/29/2016	10,000	9,835
5.131% due 06/19/2017	16,000	15,380
5.181% due 09/11/2009	300	300
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	152
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,587
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	30,155
ORIX Corp.
5.480% due 11/22/2011	20,000	20,017
Osiris Capital PLC
8.092% due 01/15/2010	12,600	12,624
Petroleum Export Ltd.
5.265% due 06/15/2011	25,061	24,900
Phoenix Quake Ltd.
7.680% due 07/03/2008	36,600	36,682
Phoenix Quake Wind I Ltd.
7.680% due 07/03/2008	36,600	36,635
Phoenix Quake Wind II Ltd.
8.730% due 07/03/2008	13,700	13,372
PMI Group, Inc.
6.000% due 09/15/2016	24,200	21,715
PNC Funding Corp.
5.125% due 12/14/2010	150	151
Popular North America, Inc.
5.643% due 04/06/2009	25,000	25,091
Pricoa Global Funding I
5.212% due 09/12/2008	30,000	30,002
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	98
Progressive Corp.
6.700% due 06/15/2037	200	186
Prudential Financial, Inc.
3.750% due 05/01/2008	150	149
5.261% due 06/13/2008	11,030	11,040
6.000% due 12/01/2017	40,000	40,057
6.100% due 06/15/2017	100	101
6.625% due 12/01/2037	5,400	5,463
Rabobank Capital Funding II
5.260% due 12/29/2049	5,120	4,776
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	108
Rabobank Nederland
5.243% due 04/06/2009	7,650	7,639
5.262% due 01/15/2009	81,200	81,109
RBS Capital Trust I
4.709% due 12/29/2049	500	450
Redwood Capital IX Ltd.
11.493% due 01/09/2008	23,000	22,992
11.993% due 01/09/2008	21,000	20,974
12.993% due 01/09/2008	5,000	4,999
Regions Financial Corp.
6.375% due 05/15/2012	125	128
Residential Reinsurance 2007 Ltd.
11.124% due 06/07/2010	12,500	12,831
12.374% due 06/07/2010	12,500	12,905
12.874% due 06/07/2010	12,500	12,874
15.374% due 06/07/2010	2,100	2,189
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	35,337
Rio Tinto Finance USA Ltd.
2.625% due 09/30/2008	150	147
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	130
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	196
5.230% due 07/21/2008	38,000	37,993
5.259% due 04/11/2008	200,200	200,199
6.990% due 10/29/2049	91,500	91,384
7.640% due 03/31/2049	83,100	85,581
7.648% due 08/29/2049	10,195	10,548
9.118% due 03/31/2049	74,500	79,685
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	204,800	205,716
Santander U.S. Debt S.A. Unipersonal
4.925% due 02/06/2009	92,600	92,098
4.970% due 09/19/2008	107,680	107,329
5.151% due 11/20/2008	80,300	79,959
5.201% due 11/20/2009	160,000	158,103
5.240% due 10/21/2008	43,100	42,930
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,957
5.100% due 06/15/2015	200	188
5.600% due 09/01/2011	5,000	5,020
SLM Corp.
4.000% due 01/15/2009	10,000	9,662
5.164% due 01/25/2008	70,798	70,709
5.191% due 03/15/2011	60,000	54,646
5.224% due 07/27/2009	173,690	163,446
5.284% due 01/26/2009	115,250	111,342
5.294% due 07/25/2008	130,665	127,998
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	92,700	85,861
Spinnaker Capital Ltd.
16.491% due 06/15/2008	22,200	23,158
State Street Capital Trust IV
5.991% due 06/15/2037	30,700	23,906
State Street Corp.
7.650% due 06/15/2010	175	187
Suntrust Bank
6.375% due 04/01/2011	200	209
Svensk ExportKredit AB
4.875% due 09/29/2011	125	128
5.125% due 03/01/2017	75	77
Textron Financial Corp.
4.965% due 11/07/2008	16,500	16,485
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	37,532
7.500% due 03/13/2013	50,000	50,125
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,244
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	497
5.500% due 12/15/2008	100	100
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	25,173
Travelers Cos., Inc.
6.250% due 06/15/2037	125	121
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	70
6.375% due 03/15/2033	33	33
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	993
U.S. Bancorp
4.885% due 04/28/2009	50,000	49,830
UBS AG
5.875% due 12/20/2017	143,300	144,580
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	108
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	63,508
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	8,405
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	19,288
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	5,112
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008	98,900	98,724
Unilever Capital Corp.
7.125% due 11/01/2010	100	107
U.S. Bancorp
4.500% due 07/29/2010	150	151
USB Capital IX
6.189% due 04/15/2049	30,600	27,713
USB Realty Corp.
6.091% due 12/22/2049	38,000	33,792
Ventas Realty LP
8.750% due 05/01/2009	30,150	31,054
VTB Capital S.A.
5.494% due 08/01/2008	800	793
Wachovia Bank N.A.
4.848% due 06/27/2008	100,000	99,914
4.875% due 02/01/2015	300	286
4.924% due 03/23/2009	155,450	155,133
5.015% due 02/23/2009	90,900	90,702
5.090% due 05/25/2010	21,100	20,988
5.194% due 12/02/2010	125,000	124,113
Wachovia Corp.
5.034% due 10/28/2008	81,945	81,746
5.111% due 03/15/2011	36,600	35,950
5.174% due 12/01/2009	165,620	164,284
5.274% due 06/01/2010	17,600	17,466
5.625% due 10/15/2016	71,600	70,716
Washington Mutual, Inc.
4.375% due 01/15/2008	100	100
Wells Fargo & Co.
4.944% due 03/23/2010	100,150	99,428
5.000% due 11/15/2014	100	99
5.091% due 09/15/2009	92,130	91,529
5.125% due 09/01/2012	300	303
5.186% due 03/10/2008	37,646	37,671
5.292% due 03/10/2008	35,000	35,001
5.348% due 01/12/2011	10,000	9,869
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	28,696
Wells Fargo Capital X
5.950% due 12/15/2036	10,000	9,364
Westpac Banking Corp.
5.212% due 06/06/2008	123,900	123,848
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	4,065
Wilmington Trust Co.
10.500% due 07/01/2008 (p)	99	99
World Savings Bank FSB
4.125% due 12/15/2009	100	100
5.098% due 09/14/2009	45,985	46,061
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	10,461
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,455
5.800% due 11/15/2016	100	98

		24,117,024

Industrials 4.1%
Albertson’s LLC
6.950% due 08/01/2009	7,000	7,123
America West Airlines, Inc.
6.870% due 01/02/2017	1,416	1,406
American Airlines, Inc.
6.978% due 10/01/2012	12,756	12,908
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	10,191
Amgen, Inc.
5.133% due 11/28/2008	407,190	406,805
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	9,308
Apache Corp.
7.950% due 04/15/2026	150	181
AstraZeneca PLC
5.900% due 09/15/2017	69,000	72,588
6.450% due 09/15/2037	73,800	81,141
Atlantic Richfield Co.
5.900% due 04/15/2009	100	102
AutoZone, Inc.
4.750% due 11/15/2010	200	198
5.500% due 11/15/2015	10,050	9,926
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,070
Baker Hughes, Inc.
6.875% due 01/15/2029	100	109
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	141
Boeing Co.
8.750% due 08/15/2021	50	67
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,700
BP Canada Finance Co.
3.625% due 01/15/2009	500	499
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	213
8.875% due 09/15/2008	35,719	37,115
Canadian National Railway Co.
6.250% due 08/01/2034	100	101
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	20,000	19,607
6.500% due 02/15/2037	25,000	25,138
Cardinal Health, Inc.
6.300% due 10/15/2016	13,000	13,346
Caterpillar, Inc.
5.700% due 08/15/2016	100	102
6.050% due 08/15/2036	100	103
CBS Corp.
5.625% due 08/15/2012	15,000	14,969
Cisco Systems, Inc.
5.095% due 02/20/2009	73,800	73,737
5.250% due 02/22/2011	100	103
5.500% due 02/22/2016	100	102
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	13,160
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	157,170	170,396
CODELCO, Inc.
6.150% due 10/24/2036	23,100	22,891
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	159
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	337
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	428
Comcast Corp.
5.300% due 01/15/2014	26,500	26,019
5.542% due 07/14/2009	7,800	7,774
5.850% due 01/15/2010	420	430
5.850% due 11/15/2015	325	328
5.900% due 03/15/2016	5,000	5,039
6.450% due 03/15/2037	22,000	22,474
7.050% due 03/15/2033	125	137
ConocoPhillips
5.900% due 10/15/2032	300	308
ConocoPhillips Australia Funding Co.
5.343% due 04/09/2009	164,996	164,792
Constellation Brands, Inc.
8.000% due 02/15/2008	9,199	9,234
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	9,299
6.820% due 05/01/2018	4,968	4,980
7.056% due 09/15/2009	40,459	40,965
7.487% due 10/02/2010	1,215	1,228
7.707% due 04/02/2021	2,836	2,964
Costco Wholesale Corp.
5.500% due 03/15/2017	100	101
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,977
CSC Holdings, Inc.
7.250% due 07/15/2008	34,275	34,404
CSX Corp.
6.750% due 03/15/2011	10,000	10,501
CVS Caremark Corp.
5.441% due 06/01/2010	116,200	115,031
5.750% due 08/15/2011	16,000	16,403
Daimler Finance North America LLC
4.750% due 01/15/2008	9,720	9,718
4.875% due 06/15/2010	10,000	9,961
5.328% due 08/03/2009	10,000	9,936
5.441% due 10/31/2008	10,928	10,909
5.461% due 03/13/2009	300	298
5.541% due 03/13/2009	110,450	109,714
5.750% due 09/08/2011	25,000	25,392
5.875% due 03/15/2011	20,000	20,309
Dell, Inc.
6.550% due 04/15/2008	80	80
Dow Chemical Co.
5.970% due 01/15/2009	50	51
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	199
4.750% due 11/15/2012	175	174
5.250% due 12/15/2016	10,000	9,856
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	22,177
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	185,916
El Paso Corp.
6.375% due 02/01/2009	30,230	30,531
6.500% due 06/01/2008	58,832	59,391
6.750% due 05/15/2009	34,820	35,329
7.000% due 05/15/2011	12,000	12,283
7.000% due 06/15/2017	10,000	10,060
7.625% due 09/01/2008	38,486	39,133
7.750% due 06/15/2010	16,500	17,309
7.750% due 01/15/2032	92,000	93,847
7.800% due 08/01/2031	11,300	11,524
7.875% due 06/15/2012	20,700	21,605
8.050% due 10/15/2030	9,000	9,417
9.625% due 05/15/2012	12,700	13,972
10.750% due 10/01/2010	24,700	27,584
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	8,494
Emerson Electric Co.
4.500% due 05/01/2013	95	93
Enbridge, Inc.
4.900% due 03/01/2015	50	47
EnCana Corp.
6.300% due 11/01/2011	10,000	10,456
Enterprise Products Operating LP
4.950% due 06/01/2010	50	50
7.500% due 02/01/2011	10,000	10,633
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,200
Gannett Co., Inc.
5.750% due 06/01/2011	10,000	10,317
Gaz Capital for Gazprom
6.212% due 11/22/2016	37,600	36,167
7.288% due 08/16/2037	43,000	43,615
Genentech, Inc.
4.750% due 07/15/2015	100	99
General Dynamics Corp.
4.500% due 08/15/2010	100	101
General Electric Co.
5.186% due 12/09/2008	117,775	117,988
5.250% due 12/06/2017	28,700	28,694
General Mills, Inc.
6.000% due 02/15/2012	10,000	10,264
General Motors Corp.
6.375% due 05/01/2008	5,675	5,647
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	100	97
Harrah’s Operating Co., Inc.
5.498% due 02/08/2008	1,400	1,401
Hess Corp.
6.650% due 08/15/2011	200	211
Hewlett-Packard Co.
6.500% due 07/01/2012	175	189
HJ Heinz Co.
6.428% due 12/01/2008	39,600	40,324
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,618
Home Depot, Inc.
4.625% due 08/15/2010	215	214
Honeywell International, Inc.
5.171% due 03/13/2009	48,600	48,494
6.125% due 11/01/2011	75	79
International Business Machines Corp.
5.375% due 02/01/2009	350	355
International Paper Co.
4.000% due 04/01/2010	10,000	9,907
JC Penney Corp., Inc.
8.000% due 03/01/2010	16,100	16,771
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	303
Johnson & Johnson
6.950% due 09/01/2029	100	120
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,738
Kellogg Co.
6.600% due 04/01/2011	10,000	10,604
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,652
Kraft Foods, Inc.
4.125% due 11/12/2009	100	99
5.625% due 11/01/2011	20,000	20,471
6.125% due 02/01/2018	148,500	149,914
6.250% due 06/01/2012	10,000	10,398
6.875% due 02/01/2038	63,300	66,573
Kroger Co.
5.500% due 02/01/2013	5,000	5,019
Lennar Corp.
5.950% due 10/17/2011	9,000	7,617
Loews Corp.
5.250% due 03/15/2016	30,000	29,988
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	97
5.500% due 10/15/2035	50	43
Macys Retail Holdings, Inc.
4.800% due 07/15/2009	15,000	14,920
Mandalay Resort Group
6.500% due 07/31/2009	34,769	34,943
9.500% due 08/01/2008	27,350	28,034
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	40,808
Marriott International, Inc.
4.625% due 06/15/2012	15,000	14,713
Masco Corp.
5.875% due 07/15/2012	5,000	5,130
7.125% due 08/15/2013	10,000	10,905
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,525
Maytag Corp.
5.000% due 05/15/2015	10,000	9,474
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (p)	139	139
Mazda Motor Corp.
10.500% due 07/01/2008 (p)	17	17
McDonald’s Corp.
5.300% due 03/15/2017	125	125
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,196
Medtronic, Inc.
4.375% due 09/15/2010	100	100
Miller Brewing Co.
5.500% due 08/15/2013	15,000	15,218
Mirage Resorts, Inc.
6.750% due 02/01/2008	41,000	41,205
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	24,175
Norfolk Southern Corp.
6.750% due 02/15/2011	150	161
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,168
NSTAR
8.000% due 02/15/2010	100	107
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,753
ONEOK Partners LP
6.150% due 10/01/2016	10,000	10,175
6.850% due 10/15/2037	29,800	31,013
Oracle Corp. and Ozark Holding, Inc.
5.000% due 01/15/2011	200	203
Packaging Corp. of America
5.750% due 08/01/2013	10,000	10,232
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	112	113
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,739
Peabody Energy Corp.
7.375% due 11/01/2016	41,400	42,642
7.875% due 11/01/2026	23,600	24,072
Pemex Project Funding Master Trust
6.625% due 06/15/2035	46,000	48,716
7.875% due 02/01/2009	3,055	3,156
9.125% due 10/13/2010	25	28
9.375% due 12/02/2008	26,065	27,076
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	115
PepsiCo., Inc.
5.750% due 01/15/2008	100	100
Pfizer, Inc.
4.650% due 03/01/2018	150	146
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	10,209
Praxair, Inc.
6.375% due 04/01/2012	200	214
Procter & Gamble Co.
6.875% due 09/15/2009	100	105
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,389
RadioShack Corp.
7.375% due 05/15/2011	10,000	10,548
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,889
Reynolds American, Inc.
5.691% due 06/15/2011	45,900	44,789
6.750% due 06/15/2017	100	102
7.250% due 06/01/2013	80,000	85,019
7.625% due 06/01/2016	3,000	3,204
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	27,900
Rohm & Haas Co.
6.000% due 09/15/2017	109,900	111,868
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008	3,250	3,271
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,172
Ryland Group, Inc.
5.375% due 06/01/2008	833	828
SABMiller PLC
5.531% due 07/01/2009	25,000	25,090
Safeway, Inc.
5.208% due 03/27/2009	13,000	12,980
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,266
Service Corp. International
6.500% due 03/15/2008	8,000	8,030
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009	96,200	96,264
Sonat, Inc.
7.625% due 07/15/2011	23,220	23,856
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	16,458	17,287
Target Corp.
5.400% due 10/01/2008	200	201
5.875% due 03/01/2012	175	181
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	15,014
Texaco Capital, Inc.
5.500% due 01/15/2009	175	176
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	100
Time Warner, Inc.
5.109% due 11/13/2009	102,478	100,001
5.875% due 11/15/2016	2,000	1,991
6.500% due 11/15/2036	20,000	19,522
6.875% due 05/01/2012	350	369
7.625% due 04/15/2031	120	133
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	9,000	9,000
Transocean, Inc.
5.341% due 09/05/2008	15,980	15,903
6.625% due 04/15/2011	5,330	5,522
Union Pacific Corp.
4.698% due 01/02/2024	144	136
United Airlines, Inc.
6.071% due 03/01/2013	2,589	2,577
6.201% due 09/01/2008	5,596	5,568
6.602% due 03/01/2015	3,562	3,544
8.030% due 01/01/2013 (a)	465	532
9.060% due 06/17/2015 (a)	3,585	212
9.200% due 03/22/2008 (a)	2,849	1,410
9.210% due 01/21/2017 (a)	8,994	22
10.020% due 03/22/2014 (a)	9,945	4,910
10.125% due 03/22/2015 (a)	12,367	6,261
10.360% due 11/13/2012 (a)	3,782	158
10.850% due 07/05/2014 (a)	34,111	341
10.850% due 02/19/2015 (a)	2,704	1,298
11.080% due 05/27/2024 (a)(p)	8,225	12
United Parcel Service, Inc.
4.250% due 11/15/2012	600	587
United Technologies Corp.
5.194% due 06/01/2009	107,000	106,359
6.100% due 05/15/2012	150	158
UnitedHealth Group, Inc.
4.875% due 04/01/2013	175	173
Vale Overseas Ltd.
6.250% due 01/23/2017	39,800	40,123
6.875% due 11/21/2036	39,800	40,461
Viacom, Inc.
5.750% due 04/30/2011	15,200	15,403
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	100
5.250% due 09/01/2035	1,850	1,647
6.500% due 08/15/2037	23,200	24,512
Walt Disney Co.
5.246% due 09/10/2009	44,390	44,198
Waste Management, Inc.
7.375% due 08/01/2010	100	106
WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,024
6.375% due 01/15/2012	10,360	10,780
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,507
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,532
Wyeth
5.500% due 03/15/2013	10,000	10,297
5.950% due 04/01/2037	250	252
Xerox Corp.
5.716% due 12/18/2009	1,200	1,203
9.750% due 01/15/2009	27,950	29,226
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,029

		4,623,087

Utilities 1.5%
Alabama Power Co.
3.125% due 05/01/2008	200	199
5.220% due 08/25/2009	17,000	17,005
5.500% due 10/15/2017	250	254
AT&T, Inc.
4.125% due 09/15/2009	250	248
4.959% due 05/15/2008	71,100	71,040
4.978% due 02/05/2010	108,570	107,653
5.080% due 11/14/2008	16,400	16,381
5.100% due 09/15/2014	525	520
6.450% due 06/15/2034	100	103
6.500% due 09/01/2037	300,000	314,758
AT&T Mobility LLC
6.500% due 12/15/2011	80	84
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,972
4.240% due 04/26/2021	160,300	159,742
4.969% due 08/15/2008	98,950	98,807
5.200% due 09/15/2014	26,000	25,985
British Telecommunications PLC
8.625% due 12/15/2010	200	220
9.125% due 12/15/2030	250	332
CenterPoint Energy, Inc.
5.875% due 06/01/2008	10,000	10,010
Consolidated Edison Co.
5.375% due 12/15/2015	100	100
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	50
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	29,248
5.064% due 03/23/2009	15,100	15,037
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,851
5.700% due 09/17/2012	100	103
DPL, Inc.
8.000% due 03/31/2009	28,000	29,075
Edison Mission Energy
7.200% due 05/15/2019	900	889
Enel Finance International S.A.
5.700% due 01/15/2013	300	305
Entergy Gulf States, Inc.
5.524% due 12/01/2009	15,000	14,906
5.700% due 06/01/2015	50	49
5.896% due 12/08/2008	24,340	24,423
Exelon Corp.
4.900% due 06/15/2015	10,000	9,428
6.750% due 05/01/2011	200	209
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,335
Florida Power Corp.
5.279% due 11/14/2008	8,000	7,991
France Telecom S.A.
7.750% due 03/01/2011	970	1,043
Georgia Power Co.
5.085% due 02/17/2009	14,550	14,446
GTE Northwest, Inc.
5.550% due 10/15/2008	250	251
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	50,858	53,401
KT Corp.
4.875% due 07/15/2015	100	95
MidAmerican Energy Co.
4.650% due 10/01/2014	100	97
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	43,642
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	278
NGPL Pipe Co. LLC
6.514% due 12/15/2012	165,500	168,212
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	127
Nippon Telegraph & Telephone Corp.
6.000% due 03/25/2008	250	250
NiSource Finance Corp.
5.585% due 11/23/2009	25,600	25,364
6.150% due 03/01/2013	12,000	12,384
Ohio Edison Co.
4.000% due 05/01/2008	150	149
5.450% due 05/01/2015	350	342
5.647% due 06/15/2009	50	51
Peco Energy Co.
5.950% due 10/01/2036	50	50
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,874
6.400% due 11/01/2011	15,000	15,368
Progress Energy, Inc.
5.692% due 01/15/2010	400	401
7.100% due 03/01/2011	23	24
PSEG Power LLC
5.000% due 04/01/2014	400	384
5.500% due 12/01/2015	8,000	7,845
6.950% due 06/01/2012	172	184
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	48
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	37,494	37,494
7.250% due 02/15/2011	15,500	15,345
Qwest Corp.
5.625% due 11/15/2008	59,710	59,710
7.200% due 11/10/2026	2,150	2,037
7.500% due 06/15/2023	6,850	6,593
7.625% due 06/15/2015	1,700	1,738
7.875% due 09/01/2011	100	104
8.241% due 06/15/2013	2,800	2,870
8.875% due 03/15/2012	26,725	28,729
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	24	24
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	56,272
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	38,483
Scana Corp.
5.274% due 03/01/2008	24,621	24,640
Southern California Gas Co.
5.750% due 11/15/2035	75	73
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	11,653
Sprint Nextel Corp.
5.242% due 06/28/2010	100	96
United Telecom, Inc.
6.890% due 07/01/2008 (p)	700	703
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (p)	2,760	2,770
Verizon Global Funding Corp.
4.000% due 01/15/2008	205	205
6.875% due 06/15/2012	150	162
7.250% due 12/01/2010	200	215
7.375% due 09/01/2012	235	260
7.750% due 12/01/2030	325	382
Verizon New England, Inc.
6.500% due 09/15/2011	300	315
Verizon North, Inc.
5.604% due 01/01/2022	3,000	2,973
5.634% due 01/01/2021	3,000	2,976
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	484
Virginia Electric and Power Co.
6.350% due 11/30/2037	25,400	26,135
Vodafone Group PLC
5.320% due 02/27/2012	40,000	39,152
5.625% due 02/27/2017	50	50

		1,697,265

Total Corporate Bonds & Notes (Cost $30,511,070)		30,437,376

MUNICIPAL BONDS & NOTES 0.8%
Austin Trust Various States, California State Educational Facilities Authority Revenue Bonds, Series 2007
6.538% due 10/01/2037	3,335	3,432
Austin Trust Various States, Orange County, California Certificates of Participation Bonds, (FSA Insured), Series 2007
0.000% due 02/01/2037	16,670	18,248
Austin Trust Various States, University of Washington Revenue Bonds, (AMBAC Insured), Series 2007
5.500% due 06/01/2037	3,335	3,720
Austin Trust Various States, University of Washington Revenue Bonds, Series 2007
0.000% due 06/15/2038	44,345	49,619
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
7.570% due 05/15/2035	1,955	2,140
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,592
6.375% due 06/01/2032	7,300	7,515
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,867
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,494
California State Department of Water Resources Revenue Bonds, Series 2000
6.300% due 12/01/2029	2,500	2,580
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,000
6.125% due 06/01/2038	2,000	1,999
6.125% due 06/01/2043	2,000	1,998
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	7,417
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.728% due 01/01/2014	8,310	8,624
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
6.808% due 01/01/2014	7,810	8,027
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.787% due 11/01/2013	2,830	2,858
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.709% due 11/15/2013	6,680	6,872
6.768% due 11/15/2013	3,765	3,858
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
6.788% due 02/15/2014	4,335	4,456
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,523
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	3,659
0.000% due 08/15/2034	5,265	1,426
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
6.820% due 10/01/2036	2,275	2,332
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
6.070% due 06/01/2047	12,500	8,523
7.320% due 06/01/2047	30,400	26,381
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	10,000	10,394
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,202
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
6.270% due 07/01/2033	1,195	1,263
6.270% due 12/01/2033	5,000	5,304
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	16,279
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,778
4.750% due 01/15/2028	2,000	2,041
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	58,830	56,127
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA insured), Series 2005
6.749% due 07/01/2013	5,900	6,000
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
6.280% due 08/01/2034	5,000	5,377
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
7.570% due 07/01/2030	3,335	3,715
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,028
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	20	17
5.710% due 06/01/2041	13,170	8,735
7.560% due 05/15/2039	9,375	8,708
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
6.270% due 02/15/2035	4,022	4,248
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
0.000% due 06/01/2047	37,625	34,243
5.875% due 06/01/2030	9,200	8,948
7.310% due 06/01/2034	5,000	4,517
7.560% due 06/01/2047	148,075	134,666
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	5,000	5,086
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2005
6.789% due 07/15/2013	6,375	6,435
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	33,000	2,926
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,006
San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	57,390	54,016
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,439
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (p)	31,105	36,344
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	14,800	14,871
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	37,200	38,734
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,832
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,161
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	6,997
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	161,695	155,494

Total Municipal Bonds & Notes (Cost $850,580)		858,091

COMMODITY INDEX-LINKED NOTES 0.3%
Goldman Sachs Commodity Index Total Return 0.3%
Morgan Stanley
4.805% due 07/07/2008	297,000	297,561

Total Commodity Index-Linked Notes (Cost $297,000)		297,561

U.S. GOVERNMENT AGENCIES 66.3%
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)		38	32
0.950% due 03/25/2009 (b)		586	3
1.000% due 09/25/2023		5	5
3.000% due 01/25/2025		151	149
3.500% due 02/25/2013 - 09/25/2016		325	322
3.725% due 02/25/2023 (b)		126	1
3.854% due 08/01/2033		55	56
4.000% due 02/25/2009 - 09/01/2020		3,189	3,064
4.243% due 03/01/2034		11,100	10,995
4.250% due 04/25/2028		112	111
4.386% due 11/01/2034		4,932	4,894
4.399% due 03/01/2034		18,090	18,025
4.459% due 09/01/2035		396	399
4.474% due 05/01/2035		57,166	56,725
4.476% due 07/01/2035		6,612	6,572
4.482% due 05/01/2035		8,203	8,206
4.493% due 07/01/2035		8,233	8,200
4.497% due 08/01/2035		13,917	13,874
4.500% due 10/01/2010 - 12/01/2035		13,211	13,125
4.514% due 06/01/2035		5,269	5,279
4.552% due 02/01/2035		12,822	12,911
4.620% due 05/01/2009		35	35
4.623% due 06/01/2015		284	287
4.647% due 02/01/2035		5,876	5,850
4.661% due 11/01/2035		32,201	32,226
4.663% due 07/01/2033		49	49
4.669% due 05/25/2035		46,500	46,900
4.674% due 05/01/2035		38,636	38,353
4.675% due 11/01/2035		7,520	7,561
4.677% due 09/01/2035		3,843	3,928
4.678% due 01/01/2035		511	510
4.679% due 02/01/2035		6,463	6,443
4.680% due 12/01/2012		371	372
4.688% due 06/01/2035		23,262	23,260
4.704% due 12/01/2034		556	555
4.707% due 09/01/2035		24,946	24,983
4.712% due 06/01/2035 - 09/01/2035		22,750	22,813
4.717% due 08/01/2035		6,899	6,878
4.745% due 03/01/2035		165	165
4.751% due 11/01/2034		5,254	5,254
4.801% due 11/01/2035		20,171	20,168
4.823% due 09/01/2034		37,232	37,146
4.831% due 06/01/2035		343	342
4.863% due 01/01/2035		20,303	20,288
4.870% due 05/01/2013		130	132
4.880% due 01/01/2035		23,468	23,449
4.893% due 02/01/2035		11,184	11,200
4.898% due 07/01/2035		5,658	5,724
4.921% due 01/01/2035		26,425	26,382
4.985% due 03/25/2034		27	26
4.989% due 06/01/2035		1,627	1,635
4.995% due 03/25/2036		21,639	21,575
5.000% due 03/01/2009 - 02/01/2038		14,557,371	14,293,784
5.000% due 03/01/2036 (k)		1,875,952	1,831,734
5.015% due 08/25/2034		241	238
5.114% due 07/01/2035		5,445	5,537
5.115% due 06/25/2044		21	21
5.215% due 07/25/2021 - 05/25/2042		5,564	5,483
5.250% due 12/01/2034		3,060	3,077
5.265% due 06/25/2029 - 05/25/2031		732	728
5.301% due 09/01/2035		82	82
5.315% due 10/25/2030		128	129
5.365% due 03/25/2017 - 08/25/2030		2,549	2,577
5.370% due 08/25/2043		3,000	3,045
5.375% due 03/01/2023		86	88
5.396% due 04/18/2028		203	204
5.400% due 02/01/2021		143	146
5.423% due 01/01/2036		118	118
5.430% due 06/01/2022		38	39
5.446% due 10/18/2030		1,535	1,548
5.465% due 05/25/2030		792	793
5.500% due 05/01/2008 - 02/01/2038		29,251,584	29,249,825
5.500% due 01/01/2033 - 02/01/2035 (i)		529,068	529,543
5.500% due 05/01/2034 - 01/01/2036 (k)		3,394,095	3,394,897
5.502% due 09/01/2024		250	252
5.509% due 09/01/2017		808	802
5.515% due 05/25/2030		792	792
5.527% due 03/01/2033		181	182
5.559% due 03/01/2023		451	463
5.576% due 11/01/2024		2,565	2,596
5.580% due 01/01/2018		155	156
5.607% due 05/01/2021		37	38
5.609% due 02/01/2028		44	44
5.690% due 09/01/2021		16	16
5.750% due 12/20/2027		1,451	1,446
5.765% due 04/25/2032		68	69
5.825% due 10/01/2020		33	34
5.900% due 12/01/2018		109	110
5.920% due 02/01/2012		71	74
5.960% due 04/01/2018		183	189
5.970% due 07/01/2019		15	15
5.973% due 11/01/2011		133	139
5.993% due 12/01/2017		884	907
6.000% due 02/01/2009 - 10/25/2044		14,475,920	14,707,407
6.011% due 05/01/2014		85	88
6.044% due 02/01/2028		745	750
6.055% due 12/01/2033		1,311	1,330
6.063% due 07/01/2042 - 10/01/2044		31,572	31,701
6.064% due 09/01/2044 - 12/01/2044		36,219	36,396
6.070% due 12/01/2017		5	5
6.071% due 02/01/2021		91	94
6.080% due 07/01/2032		145	150
6.104% due 09/01/2019		766	777
6.108% due 10/01/2027		260	268
6.113% due 09/01/2041		71	71
6.125% due 01/01/2020		12	12
6.155% due 12/01/2008		38	38
6.188% due 09/01/2034		1,066	1,084
6.200% due 11/01/2034		3,267	3,295
6.214% due 01/01/2021		22	22
6.215% due 10/01/2034		5,239	5,270
6.227% due 03/01/2023		881	909
6.246% due 10/01/2034		9,830	9,918
6.250% due 02/25/2029		2,041	2,114
6.263% due 10/01/2030 - 10/01/2040		5,801	5,847
6.276% due 07/01/2024		161	166
6.290% due 02/25/2029		500	529
6.300% due 10/17/2038		18,281	18,316
6.310% due 03/01/2008		82	82
6.314% due 04/01/2027		44	45
6.315% due 11/01/2023		156	159
6.320% due 10/01/2013		1,866	1,890
6.341% due 12/01/2036		579	587
6.355% due 05/01/2023		350	360
6.390% due 05/25/2036		23,534	24,690
6.433% due 08/01/2027		1,678	1,675
6.447% due 07/01/2019		93	93
6.473% due 08/01/2022		1,302	1,344
6.480% due 01/01/2011		72	75
6.494% due 02/01/2020		9	10
6.500% due 06/01/2008 - 06/25/2044		774,529	799,027
6.500% due 09/25/2008 - 10/25/2022 (b)		15	0
6.518% due 01/01/2020		826	827
6.540% due 09/01/2021		8	9
6.541% due 05/01/2030		15	15
6.555% due 05/01/2017		2	2
6.556% due 01/01/2024		73	75
6.585% due 11/01/2023		16	17
6.595% due 03/01/2019		953	958
6.603% due 05/01/2023		161	163
6.610% due 12/01/2020		623	627
6.625% due 02/01/2022		204	204
6.650% due 01/01/2024		115	117
6.676% due 11/01/2019		187	188
6.684% due 09/01/2014		22	22
6.730% due 06/01/2022		15	16
6.739% due 10/01/2019		300	302
6.745% due 02/01/2018		47	49
6.750% due 10/25/2023		375	397
6.764% due 07/01/2021		45	46
6.775% due 04/01/2027		46	47
6.814% due 06/01/2023		169	171
6.820% due 06/01/2023		21	21
6.825% due 02/01/2020		62	64
6.831% due 09/01/2022		174	176
6.837% due 12/01/2023		20	21
6.847% due 11/01/2021		75	78
6.872% due 09/01/2022		75	76
6.900% due 05/25/2023		66	70
6.914% due 03/01/2025		1,001	1,019
6.920% due 11/01/2023		34	34
6.922% due 08/01/2025		1,183	1,221
6.970% due 10/01/2034		4,651	4,717
6.975% due 09/01/2025		36	36
6.988% due 11/01/2025		169	171
6.995% due 01/01/2026		158	161
6.996% due 02/01/2027		378	384
7.000% due 01/01/2009 - 01/25/2048		19,959	20,794
7.008% due 11/01/2025		238	242
7.015% due 09/01/2029		12	12
7.019% due 08/01/2027		1,924	1,956
7.025% due 11/01/2022		21	21
7.044% due 05/01/2022		25	25
7.049% due 05/01/2025		280	285
7.055% due 05/01/2024		84	86
7.065% due 12/01/2023		213	216
7.085% due 03/01/2026		56	56
7.093% due 12/01/2022		43	44
7.095% due 07/01/2026		12	12
7.107% due 11/01/2025		620	625
7.110% due 10/01/2009		461	476
7.111% due 07/01/2024		783	797
7.112% due 09/01/2024		147	149
7.121% due 10/01/2024		161	165
7.139% due 12/01/2025		272	275
7.140% due 12/01/2025		370	373
7.141% due 09/01/2023		175	179
7.150% due 06/01/2025		79	79
7.154% due 08/01/2026		147	150
7.155% due 11/01/2025		33	33
7.160% due 04/01/2027		7	7
7.172% due 10/01/2024		31	32
7.180% due 12/01/2010 - 10/01/2023		92	96
7.200% due 05/01/2021 - 12/01/2023		108	110
7.203% due 05/01/2026		62	63
7.209% due 04/01/2027		62	63
7.240% due 02/01/2026		77	78
7.247% due 02/01/2028		67	68
7.250% due 05/01/2009 - 11/01/2026		958	1,023
7.251% due 10/01/2027		186	189
7.279% due 06/01/2025		714	723
7.290% due 06/01/2024		51	52
7.296% due 08/01/2027		138	140
7.300% due 08/01/2031		133	134
7.306% due 11/01/2025		81	82
7.310% due 12/01/2023		93	94
7.375% due 05/25/2022		1,333	1,419
7.396% due 06/01/2030		285	299
7.416% due 12/01/2027		382	386
7.472% due 08/01/2027		36	37
7.495% due 08/01/2023		91	92
7.500% due 11/01/2010 - 07/25/2041		5,837	6,404
7.533% due 10/01/2026		11	11
7.568% due 04/01/2024		381	388
7.600% due 12/01/2026		13	13
7.722% due 04/01/2026 - 05/01/2027		159	161
7.732% due 10/01/2024		7	7
7.750% due 06/01/2009 - 01/25/2022		2,040	2,200
7.780% due 01/01/2018		2,063	2,381
7.800% due 10/25/2022		276	299
7.920% due 03/01/2018		2,554	2,974
7.945% due 02/01/2033		4	4
7.980% due 05/01/2030		6,207	6,699
8.000% due 04/01/2008 - 06/01/2032		5,063	5,436
8.000% due 08/18/2027 (b)		12	3
8.032% due 09/25/2008		64	65
8.060% due 04/01/2030		1,727	1,861
8.080% due 04/01/2030		949	1,023
8.250% due 10/01/2008 - 02/01/2017		10	10
8.490% due 06/01/2025		884	966
8.500% due 09/01/2008 - 10/01/2032		3,992	4,317
8.750% due 01/25/2021		288	318
9.000% due 07/01/2009 - 12/01/2027		1,811	1,992
9.250% due 04/25/2018		25	26
9.300% due 05/25/2018 - 08/25/2019		78	86
9.500% due 11/01/2009 - 07/01/2022		1,189	1,309
9.650% due 09/25/2028		564	596
10.000% due 08/01/2009 - 05/01/2022		158	180
10.500% due 11/01/2013 - 04/01/2022		54	59
11.000% due 11/01/2013 - 11/01/2020		167	187
11.500% due 08/20/2016 - 11/01/2019		7	8
12.000% due 05/01/2016		1	1
12.500% due 10/01/2015		3	4
13.250% due 09/01/2011		2	2
14.750% due 08/01/2012		13	15
15.000% due 10/15/2012		43	51
15.500% due 10/01/2012 - 12/01/2012		3	3
15.750% due 12/01/2011 - 08/01/2012		15	17
16.000% due 09/01/2012		24	28
903.212% due 08/25/2021 (b)		0	6
1000.000% due 04/25/2022 (b)		0	6
Farmer Mac
7.953% due 01/25/2012		502	509
Federal Housing Administration
6.780% due 07/25/2040		7,288	7,381
6.875% due 11/01/2015		1,962	1,984
6.880% due 02/01/2041		11,074	11,216
6.896% due 07/01/2020		10,726	10,845
6.900% due 12/01/2040		21,979	22,259
6.960% due 05/01/2016		1,435	1,451
6.997% due 09/01/2019		101	102
7.110% due 05/01/2019		1,749	1,770
7.310% due 06/01/2041		22,889	23,235
7.315% due 08/01/2019		5,249	5,314
7.350% due 04/01/2019 - 11/01/2020		629	637
7.375% due 02/01/2018		161	163
7.400% due 01/25/2020 - 02/01/2021		3,922	3,971
7.430% due 10/01/2018 - 06/01/2024		15,770	15,982
7.450% due 05/01/2021		2,435	2,467
7.460% due 01/01/2023		242	246
7.465% due 11/01/2019		1,963	1,992
7.500% due 03/01/2032		3,160	3,203
7.580% due 12/01/2040		7,183	7,288
7.630% due 08/01/2041		17,239	17,544
7.780% due 11/01/2040		7,184	7,321
8.250% due 01/01/2041		4,595	4,694
8.375% due 02/01/2012		134	137
Freddie Mac
3.000% due 05/15/2022		317	315
3.500% due 05/15/2016 - 07/15/2032		2,570	2,524
4.000% due 04/01/2011 - 12/15/2024		65,331	65,026
4.250% due 04/15/2023		12,583	12,541
4.500% due 11/01/2008 - 05/01/2034		28,738	28,597
4.539% due 01/01/2034		12,221	12,453
4.547% due 08/01/2035		1,539	1,537
4.585% due 09/01/2035		21,291	21,238
4.632% due 07/01/2035		20,326	20,361
4.704% due 06/01/2035		5,848	5,868
4.827% due 03/01/2035		4,951	4,945
4.838% due 10/01/2035		39,549	39,551
4.846% due 11/01/2035		36,072	36,029
4.852% due 11/15/2024		212	212
4.889% due 10/01/2035		27,851	27,903
4.897% due 10/01/2035		38,337	38,357
4.903% due 11/01/2034		241	245
4.910% due 07/01/2035		67	67
4.943% due 11/01/2035		27,727	27,794
5.000% due 06/15/2016 - 11/01/2036		313,303	313,619
5.125% due 08/25/2031		240	240
5.138% due 05/01/2035		41,635	41,824
5.178% due 08/15/2019 - 10/15/2020		18,873	18,801
5.258% due 02/15/2019		12,001	11,942
5.268% due 05/15/2036		96	95
5.378% due 03/15/2025 - 06/15/2031		9,824	9,770
5.383% due 12/01/2026		949	958
5.428% due 06/15/2018 - 06/15/2031		879	880
5.478% due 11/15/2030 - 12/15/2031		39	39
5.500% due 07/01/2022 - 02/01/2038		4,697,907	4,687,290
5.528% due 09/15/2030 - 01/15/2032		251	251
5.550% due 10/25/2023		207	209
5.598% due 05/01/2023		15	15
5.750% due 05/01/2018		348	354
5.778% due 08/15/2032		5,673	5,649
5.865% due 05/25/2043		15,026	15,125
5.930% due 05/01/2018		286	293
5.950% due 06/15/2028		40,332	40,455
5.980% due 02/01/2021		7	7
6.000% due 02/15/2008 - 01/01/2038		2,115,695	2,148,631
6.009% due 03/01/2021		1,077	1,099
6.041% due 07/01/2019		9	9
6.063% due 10/25/2044 - 02/25/2045		39,694	39,693
6.122% due 05/01/2021		1,459	1,472
6.149% due 03/01/2022		1,471	1,501
6.155% due 02/01/2019		277	280
6.177% due 01/01/2022		96	97
6.190% due 12/01/2018		354	357
6.200% due 12/15/2008		273	273
6.250% due 04/15/2023 - 01/15/2036		3,653	3,710
6.257% due 05/01/2020		70	70
6.263% due 07/25/2044		3,000	3,000
6.387% due 01/01/2021		46	46
6.413% due 05/01/2020		18	19
6.500% due 04/01/2008 - 07/25/2043		395,923	411,337
6.500% due 11/15/2008 - 09/15/2023 (b)		46	1
6.613% due 10/01/2020		11	11
6.625% due 04/01/2017		6	7
6.653% due 10/01/2020		257	263
6.700% due 10/25/2023		1,035	1,054
6.750% due 12/01/2016		169	170
6.831% due 09/01/2023		29	30
6.875% due 09/01/2018		60	60
6.940% due 10/01/2022		48	49
6.950% due 07/15/2021 - 08/15/2021		50	50
6.963% due 06/01/2022		29	30
6.979% due 07/01/2032		4	4
6.992% due 12/01/2019		5	5
7.000% due 03/01/2008 - 10/25/2043		49,181	51,473
7.000% due 08/15/2008 - 09/15/2023 (b)		47	8
7.030% due 01/01/2019		59	60
7.031% due 12/01/2022		21	21
7.072% due 05/01/2023		192	192
7.075% due 01/01/2019 - 09/01/2027		57	57
7.078% due 07/01/2023		71	72
7.085% due 07/01/2020		163	164
7.105% due 05/01/2018		58	59
7.110% due 07/01/2022		108	109
7.125% due 01/01/2019		1	1
7.150% due 09/01/2023		199	199
7.153% due 06/01/2022		609	616
7.157% due 08/01/2023		106	108
7.159% due 07/01/2023		240	240
7.164% due 11/01/2026		473	477
7.170% due 08/01/2023		1	1
7.173% due 04/01/2024		877	880
7.179% due 08/01/2023		622	627
7.186% due 04/01/2025		139	141
7.188% due 10/01/2026		460	464
7.193% due 11/01/2023		236	238
7.200% due 06/01/2024		262	264
7.209% due 08/01/2023		102	102
7.212% due 06/01/2021		561	567
7.214% due 06/01/2024		604	614
7.219% due 09/01/2028 - 11/01/2028		803	809
7.224% due 02/01/2025		26	26
7.229% due 10/01/2024		225	227
7.236% due 02/01/2023		88	89
7.240% due 09/01/2023 - 01/01/2024		167	170
7.244% due 07/01/2025		859	864
7.250% due 04/01/2023		17	17
7.258% due 08/01/2023		1,297	1,306
7.263% due 09/01/2023		683	684
7.265% due 10/01/2023		204	205
7.282% due 09/01/2023		376	381
7.283% due 03/01/2024		319	321
7.284% due 07/01/2024		149	151
7.288% due 11/01/2020 - 10/01/2023		220	221
7.298% due 10/01/2023		182	185
7.308% due 05/01/2023		93	94
7.311% due 04/01/2029		163	164
7.334% due 07/01/2027		14	14
7.336% due 11/01/2023		10	10
7.338% due 01/01/2028		31	31
7.340% due 02/01/2026		420	426
7.349% due 10/01/2023		294	299
7.364% due 07/01/2030		1,073	1,085
7.395% due 12/01/2023		152	153
7.438% due 08/01/2023		46	47
7.456% due 06/01/2020		93	96
7.462% due 01/01/2024		64	66
7.464% due 05/01/2023		59	59
7.481% due 10/01/2023		57	57
7.500% due 09/01/2008 - 11/01/2037		21,293	22,177
7.645% due 05/01/2025		5,829	6,315
8.000% due 02/01/2008 - 09/15/2024		5,360	5,433
8.250% due 05/01/2008 - 06/15/2022		293	315
8.500% due 02/01/2008 - 06/01/2030		3,091	3,127
8.750% due 04/01/2009 - 12/15/2020		136	136
8.900% due 11/15/2020		1,007	1,005
9.000% due 04/01/2009 - 07/01/2030		761	778
9.000% due 05/01/2022 (b)		6	2
9.250% due 10/01/2009 - 07/01/2017		3	3
9.500% due 09/01/2016 - 12/01/2022		754	801
10.000% due 11/01/2011 - 03/01/2021		69	76
10.100% due 09/01/2016		106	121
10.250% due 04/01/2009 - 07/01/2009		25	26
10.500% due 10/01/2017 - 01/01/2021		27	32
10.750% due 09/01/2009		2	2
11.000% due 06/01/2011 - 05/01/2020		40	46
11.250% due 10/01/2009 - 09/01/2015		3	4
11.500% due 01/01/2018		3	4
12.500% due 12/01/2012		2	2
13.250% due 10/01/2013		53	61
14.000% due 04/01/2016		3	3
15.500% due 08/01/2011		2	2
Ginnie Mae
4.500% due 11/16/2028 - 07/15/2033		8,466	8,303
5.000% due 10/20/2029 - 07/20/2037		3,856	3,820
5.349% due 06/20/2030		54	54
5.428% due 06/16/2031 - 03/16/2032		615	619
5.449% due 09/20/2030		243	243
5.478% due 10/16/2030		848	853
5.500% due 01/15/2032 - 02/20/2036		1,785	1,777
5.528% due 02/16/2030 - 04/16/2032		4,187	4,223
5.578% due 12/16/2025		133	134
5.625% due 08/20/2020 - 08/20/2030		39,399	39,617
5.628% due 02/16/2030		2,813	2,844
5.650% due 10/15/2012		4	4
5.678% due 02/16/2030		1,329	1,343
5.750% due 02/20/2032		1,552	1,567
5.899% due 03/20/2031		229	231
6.000% due 10/15/2008 - 08/15/2037		118,041	121,007
6.125% due 12/20/2015 - 12/20/2029		30,874	31,278
6.250% due 01/20/2028 - 03/20/2030		8,599	8,696
6.375% due 02/20/2017 - 05/20/2030		70,375	71,259
6.500% due 10/15/2008 - 07/15/2040		66,415	69,326
6.670% due 08/15/2040		919	962
6.750% due 06/20/2028 - 10/16/2040		43,282	44,643
7.000% due 01/15/2008 - 11/15/2032		8,326	8,705
7.250% due 07/16/2028		4	4
7.500% due 04/15/2008 - 05/15/2032		9,084	9,431
7.700% due 03/15/2041		6,543	7,122
7.750% due 12/20/2020 - 12/15/2040		1,589	1,717
8.000% due 03/15/2008 - 10/20/2031		1,256	1,356
8.250% due 04/15/2008 - 04/15/2020		116	124
8.300% due 06/15/2019		22	24
8.500% due 09/15/2009 - 04/15/2031		1,068	1,161
9.000% due 09/15/2008 - 08/15/2030		942	1,016
9.250% due 12/20/2016		3	3
9.500% due 11/15/2008 - 07/15/2025		529	575
10.000% due 02/15/2013 - 02/15/2025		540	623
10.250% due 02/20/2019		10	11
10.500% due 12/15/2015 - 09/15/2021		106	123
11.000% due 04/15/2010 - 04/20/2019		22	24
11.500% due 04/15/2013 - 10/15/2015		13	15
12.000% due 11/15/2012 - 05/15/2016		92	108
13.000% due 12/15/2012		3	3
13.500% due 10/15/2012 - 09/15/2014		27	32
15.000% due 08/15/2011 - 11/15/2012		39	46
16.000% due 11/15/2011 - 05/15/2012		32	37
17.000% due 11/15/2011 - 12/15/2011		14	17
Small Business Administration
3.870% due 01/01/2014		1,392	1,376
4.340% due 03/01/2024		263	253
4.504% due 02/01/2014		113	109
4.524% due 02/10/2013		13,311	13,223
4.754% due 08/10/2014		69	68
4.770% due 04/01/2024		1,149	1,145
4.890% due 12/01/2023		1,418	1,421
4.980% due 11/01/2023		9,729	9,797
5.090% due 10/01/2025		980	989
5.110% due 08/01/2025		696	703
5.130% due 09/01/2023		6,686	6,755
5.190% due 07/01/2024		395	402
5.290% due 12/01/2027		90,642	91,749
5.310% due 05/01/2027		488	494
5.340% due 11/01/2021		8,023	8,195
5.780% due 08/01/2027		100	104
6.030% due 02/01/2012		10,291	10,522
6.340% due 03/01/2021		14,309	14,949
6.344% due 08/01/2011		994	1,020
6.640% due 02/01/2011		2,749	2,838
6.700% due 12/01/2016		3,814	3,943
6.900% due 12/01/2020		4,209	4,447
6.950% due 11/01/2016		994	1,031
7.150% due 03/01/2017		1,999	2,079
7.190% due 12/01/2019		156	165
7.449% due 08/01/2010		7,411	7,578
7.452% due 09/10/2010		1,487	1,546
7.500% due 04/01/2017		1,028	1,074
7.540% due 08/10/2009		6,236	6,413
7.630% due 06/01/2020		7,349	7,847
7.640% due 03/10/2010		2,586	2,689
7.700% due 07/01/2016		130	136
8.017% due 02/10/2010		9,086	9,470
Small Business Administration Participation Certificates
5.950% due 05/01/2009		179	180
Tennessee Valley Authority
4.250% due 03/15/2013		180	177
6.000% due 03/15/2013		250	272
Vendee Mortgage Trust
0.450% due 06/15/2023 (b)		25,163	346
6.500% due 09/15/2024		18,630	19,748
6.810% due 01/15/2030		2,417	2,498

Total U.S. Government Agencies (Cost $74,049,158)			74,678,576

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (f)
2.000% due 04/15/2012		9	10
2.000% due 01/15/2014		58,041	59,969
2.000% due 01/15/2026		20,394	20,318
2.375% due 04/15/2011		21,914	22,849
2.375% due 01/15/2017		207	218
2.375% due 01/15/2025		298,146	313,100
2.375% due 01/15/2027		664,288	702,692
2.625% due 07/15/2017		22,415	24,193
3.625% due 04/15/2028		202,346	256,410

Total U.S. Treasury Obligations (Cost $1,384,800)			1,399,759

MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		544	535
4.390% due 02/25/2045		102,196	98,113
4.440% due 02/25/2045		47	46
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		2,333	2,331
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		98,122	98,439
Banc of America Funding Corp.
4.111% due 05/25/2035		155,815	153,903
4.621% due 02/20/2036		81	80
5.250% due 09/20/2034		200	198
Banc of America Mortgage Securities, Inc.
5.500% due 11/25/2033		192	192
6.500% due 10/25/2031		395	400
6.500% due 09/25/2033		17,887	18,231
7.363% due 07/20/2032		1,612	1,635
Bear Stearns Adjustable Rate Mortgage Trust
4.532% due 08/25/2033		59	57
4.550% due 08/25/2035		284	278
4.609% due 01/25/2034		504	500
4.750% due 10/25/2035		139,606	138,705
4.779% due 01/25/2034		23	23
5.289% due 04/25/2033		7,036	7,038
5.396% due 04/25/2033		21,140	21,091
5.437% due 04/25/2033		650	649
5.608% due 02/25/2033		15,741	15,680
5.789% due 02/25/2033		176	178
5.998% due 11/25/2034		154	154
6.267% due 11/25/2030		11,136	11,109
6.534% due 01/25/2034		53	53
Bear Stearns Alt-A Trust
3.987% due 02/25/2034		12,200	12,033
5.065% due 02/25/2034		131	121
5.085% due 04/25/2035		5,986	5,659
5.334% due 09/25/2034		495	491
5.368% due 05/25/2035		193,916	191,702
5.527% due 09/25/2035		88,640	87,343
5.902% due 01/25/2036		41,953	40,923
6.872% due 01/25/2035		12,039	11,989
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		2,869	2,845
5.060% due 11/15/2016		8,735	8,755
6.440% due 06/16/2030		10,254	10,265
7.000% due 05/20/2030		35,549	38,131
Bear Stearns Mortgage Securities, Inc.
6.299% due 06/25/2030		348	355
CC Mortgage Funding Corp.
5.045% due 05/25/2036		7,619	6,977
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033		250	240
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		192	186
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		18,135	17,714
4.248% due 08/25/2035		109,327	107,196
4.679% due 08/25/2035		129,775	128,158
4.700% due 12/25/2035		65,461	64,274
4.748% due 08/25/2035		223	220
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		582	580
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031		59	61
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		145	158
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		933	923
5.065% due 05/25/2036		4,268	4,045
5.099% due 05/20/2046		2,869	2,831
5.215% due 09/25/2035		4,341	4,121
6.000% due 10/25/2032		4,808	4,828
6.250% due 12/25/2033		43	43
Countrywide Home Loan Mortgage Pass-Through Trust
5.095% due 05/25/2035		24,521	22,555
5.155% due 04/25/2035		29,335	27,763
5.185% due 03/25/2035		31	29
5.195% due 02/25/2035		26	25
5.205% due 02/25/2035		31	30
5.205% due 06/25/2035		630	616
5.245% due 09/25/2034		60	58
5.250% due 02/20/2036		60,272	59,757
5.500% due 11/25/2035		11,496	9,148
6.500% due 01/25/2034		684	713
7.000% due 07/19/2031		28	28
7.214% due 10/19/2032		12	12
7.500% due 06/25/2035		663	715
CS First Boston Mortgage Securities Corp.
4.427% due 04/25/2034		63,553	63,251
5.639% due 05/25/2032		21	21
5.758% due 03/25/2032		672	649
6.500% due 04/25/2033		3,339	3,350
6.700% due 06/25/2032		6	6
7.195% due 05/25/2032		168	167
7.272% due 06/25/2032		11	11
7.290% due 09/15/2041		273	281
7.500% due 12/25/2032		7	8
Denver Arena Trust
6.940% due 11/15/2019		3,048	3,087
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 12/25/2036		36,672	36,522
4.955% due 08/25/2037		22,999	22,788
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		488	501
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (p)		396	384
8.000% due 03/25/2022		9	9
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		29	29
First Nationwide Trust
6.750% due 08/21/2031		4,833	4,821
First Republic Mortgage Loan Trust
5.185% due 06/25/2030		3,260	3,183
5.328% due 08/15/2032		490	487
5.378% due 11/15/2031		21	21
Fund America Investors Corp. II
6.002% due 06/25/2023		14	14
6.753% due 06/25/2023		324	322
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		23,641	23,502
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016		47	47
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017		49	54
Government Lease Trust
4.000% due 05/18/2011		35,750	35,801
6.480% due 05/18/2011		11,384	11,783
GS Mortgage Securities Corp. II
6.044% due 08/15/2018		11,122	11,425
6.620% due 10/18/2030		20,306	20,336
6.624% due 05/03/2018		55,900	60,339
GSR Mortgage Loan Trust
4.396% due 12/25/2034		87	86
4.539% due 09/25/2035		111,722	110,891
4.644% due 09/25/2035		84,902	84,684
5.215% due 01/25/2034		113	112
5.251% due 11/25/2035		218,237	210,992
5.298% due 06/25/2034		106	105
5.500% due 03/25/2035		150	149
6.000% due 03/25/2032		133	132
GSRPM Mortgage Loan Trust
5.565% due 01/25/2032		2,615	2,624
Harborview Mortgage Loan Trust
4.995% due 04/19/2038		32,109	30,066
5.205% due 03/19/2037		21,247	19,967
5.289% due 06/20/2035		2,289	2,203
5.315% due 01/19/2035		5,470	5,284
5.335% due 02/19/2034		20	19
Indymac ARM Trust
6.574% due 01/25/2032		1,082	1,079
6.596% due 01/25/2032		314	313
6.947% due 08/25/2031		503	502
Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036		21,467	21,213
Indymac Loan Trust
5.145% due 07/25/2009		47	46
JPMorgan Alternative Loan Trust
4.935% due 05/25/2036		1,829	1,822
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049		100	103
JPMorgan Mortgage Trust
4.766% due 07/25/2035		176	172
4.898% due 02/25/2036		22,887	22,679
5.005% due 07/25/2035		48,426	48,358
LB Mortgage Trust
8.471% due 01/20/2017		20,634	22,670
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027		8,508	8,478
5.969% due 03/15/2026		67	67
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		1,090	1,088
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		11,700	11,571
5.185% due 05/25/2034		168	167
6.165% due 10/25/2032		4,087	4,073
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,398	2,380
MASTR Seasoned Securities Trust
6.200% due 09/25/2017		26,245	26,557
6.500% due 08/25/2032		49,852	50,482
Mellon Residential Funding Corp.
5.378% due 11/15/2031		20,965	20,402
5.439% due 10/20/2029		14,060	13,659
5.468% due 12/15/2030		4,477	4,390
5.508% due 06/15/2030		738	729
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		126	126
5.075% due 02/25/2036		88	84
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034		7,303	7,282
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		179,385	173,057
5.195% due 06/25/2028		4,699	4,642
5.408% due 03/15/2025		276	270
Morgan Stanley Capital I
5.088% due 10/15/2020		82,243	80,411
6.160% due 04/03/2014		2,543	2,560
6.170% due 10/03/2034		1,395	1,405
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017		49	49
Nationslink Funding Corp.
5.592% due 11/10/2030		930	928
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		3,173	3,389
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		44	44
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)		1	3
Prime Mortgage Trust
5.265% due 02/25/2019		3,209	3,206
5.265% due 02/25/2034		16,038	15,709
Provident Funding Mortgage Loan Trust
3.901% due 10/25/2035		15,758	15,725
4.449% due 04/25/2034		20,143	20,395
Prudential-Bache CMO Trust
8.400% due 03/20/2021		462	461
Prudential Home Mortgage Securities
7.500% due 03/25/2008		9	9
RAAC Series 2005-SP1
5.000% due 09/25/2034		10,696	10,689
Regal Trust IV
5.859% due 09/29/2031		1,517	1,511
Resecuritization Mortgage Trust
5.115% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
4.965% due 09/25/2046		17,460	17,226
Residential Asset Mortgage Products, Inc.
5.035% due 07/25/2024		1,134	1,132
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		751	751
Salomon Brothers Mortgage Securities VII, Inc.
5.365% due 05/25/2032		197	196
7.425% due 12/25/2030		159	159
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		251	254
Sears Mortgage Securities
12.000% due 02/25/2014		77	77
Securitized Asset Sales, Inc.
7.511% due 11/26/2023		147	147
Sequoia Mortgage Trust
4.080% due 04/20/2035		51,093	50,821
5.299% due 07/20/2033		282	275
5.315% due 10/19/2026		427	417
Structured Adjustable Rate Mortgage Loan Trust
5.305% due 08/25/2034		580	578
5.450% due 01/25/2036		15,430	15,356
6.188% due 01/25/2035		295	286
Structured Asset Mortgage Investments, Inc.
5.035% due 03/25/2037		59	57
5.055% due 06/25/2036		2,676	2,543
5.085% due 05/25/2036		80	76
5.175% due 12/25/2035		5,622	5,330
5.215% due 07/19/2035		255	244
5.295% due 09/19/2032		14,213	13,822
5.315% due 03/19/2034		22	21
5.841% due 04/30/2030		2	2
6.438% due 05/25/2022		1,963	1,905
Structured Asset Securities Corp.
5.250% due 12/25/2034		10,189	10,043
5.331% due 10/25/2035		190	188
5.392% due 03/25/2033		11,533	11,341
6.039% due 02/25/2032		2,720	2,716
6.150% due 07/25/2032		1,561	1,556
6.848% due 05/25/2032		107	107
7.143% due 01/25/2032		2,552	2,545
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		40	40
TBW Mortgage-Backed Pass-Through Certificates
4.975% due 01/25/2037		112	110
6.080% due 09/25/2036		5,706	5,710
Thornburg Mortgage Securities Trust
4.970% due 05/25/2046		20,241	20,132
4.985% due 09/25/2046		5,712	5,586
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,079
6.800% due 01/25/2028		2,387	2,408
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		2,306	2,272
Washington Mutual, Inc.
4.208% due 06/25/2033		23,666	23,525
5.055% due 04/25/2045		35	35
5.125% due 11/25/2045		6,532	6,171
5.155% due 08/25/2045		452	449
5.155% due 10/25/2045		46,649	43,870
5.175% due 01/25/2045		25	24
5.182% due 11/25/2034		85	83
5.405% due 12/25/2027		1,947	1,862
5.483% due 02/27/2034		509	499
5.505% due 12/25/2027		31,219	29,456
5.733% due 05/25/2046		3,823	3,805
5.768% due 06/25/2046		51,509	49,450
5.788% due 02/25/2046		146	143
5.883% due 10/25/2046		1,375	1,345
5.988% due 11/25/2042		359	348
6.188% due 06/25/2042		2,380	2,269
6.188% due 08/25/2042		314	302
6.288% due 11/25/2046		2,589	2,555
Washington Mutual MSC Mortgage Pass-Through Certificates
3.946% due 06/25/2033		17,687	17,549
5.967% due 02/25/2033		171	170
7.225% due 05/25/2033		364	366
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034		36,391	35,836
3.989% due 12/25/2034		594	588
4.323% due 07/25/2035		49,635	49,750
4.950% due 03/25/2036		250,984	248,324
5.218% due 03/25/2036		9,390	9,256

Total Mortgage-Backed Securities (Cost $3,544,011)			3,528,241

ASSET-BACKED SECURITIES 1.6%
Accredited Mortgage Loan Trust
4.915% due 02/25/2037		10,511	9,880
ACE Securities Corp.
4.915% due 06/25/2036		7,160	7,099
4.915% due 07/25/2036		14,582	14,422
4.935% due 12/25/2035		2,262	2,254
4.945% due 02/25/2036		3,412	3,398
Ameriquest Mortgage Securities, Inc.
5.295% due 10/25/2033		73	73
Amortizing Residential Collateral Trust
5.135% due 06/25/2032		337	330
5.155% due 07/25/2032		3	3
Argent Securities, Inc.
4.915% due 10/25/2036		11,026	10,825
4.925% due 05/25/2036		2,462	2,456
4.935% due 04/25/2036		3,702	3,694
4.945% due 03/25/2036		1,893	1,890
Asset-Backed Funding Certificates
4.925% due 10/25/2036		4,278	4,229
Asset-Backed Securities Corp. Home Equity
4.925% due 03/25/2036		390	389
4.925% due 07/25/2036		5,785	5,703
4.935% due 03/25/2036		152	152
4.945% due 05/25/2037		14,189	13,653
5.025% due 05/25/2035		72	72
5.140% due 09/25/2034		84	82
Bank One Issuance Trust
5.138% due 12/15/2010		30,150	30,161
Basic Asset-Backed Securities Trust
4.945% due 04/25/2036		1,517	1,514
Bear Stearns Asset-Backed Securities Trust
4.905% due 02/25/2037		10,484	10,276
4.925% due 05/25/2036		1,424	1,401
4.935% due 12/25/2036		14,470	14,178
4.945% due 12/25/2035		30	30
4.955% due 04/25/2036		8,739	8,673
5.015% due 01/25/2037		38,066	35,847
5.055% due 01/25/2047		749	728
5.065% due 09/25/2034		26	26
5.185% due 12/25/2034		11	10
5.195% due 10/25/2032		8,945	8,752
5.265% due 10/27/2032		3,422	3,384
5.500% due 06/25/2043		3,498	3,546
Brazos Student Finance Corp.
5.430% due 06/01/2023		3,985	3,990
Carmax Auto Owner Trust
5.328% due 06/16/2008		519	519
Carrington Mortgage Loan Trust
4.905% due 05/25/2036		4,400	4,362
4.915% due 08/25/2036		4,981	4,897
4.915% due 01/25/2037		157	154
4.985% due 02/25/2036		7,514	7,500
Cendant Mortgage Corp.
5.989% due 07/25/2043		2,432	2,415
Centex Home Equity
4.915% due 06/25/2036		232	231
Chase Credit Card Master Trust
5.138% due 07/15/2010		15,895	15,900
Chase Funding Mortgage Loan Asset-Backed Certificates
5.365% due 10/25/2031		22	22
5.505% due 08/25/2032		1,843	1,817
5.605% due 10/25/2032		127	123
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033		12	11
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010		20,000	19,942
5.045% due 02/07/2010		15,000	15,004
Citibank Credit Card Master Trust I
6.050% due 01/15/2010		5,121	5,124
Citigroup Mortgage Loan Trust, Inc.
4.915% due 11/25/2036		6,641	6,591
4.935% due 12/25/2036		981	958
4.935% due 05/25/2037 (p)		28,862	27,494
Community Program Loan Trust
4.500% due 10/01/2018		7,775	7,728
4.500% due 04/01/2029		26,000	24,364
Conseco Finance
5.478% due 05/15/2032		145	145
Countrywide Asset-Backed Certificates
4.895% due 01/25/2046		42,349	41,814
4.915% due 03/25/2037		25,642	25,028
4.915% due 05/25/2037		2,593	2,543
4.915% due 07/25/2037		160	155
4.915% due 08/25/2037		71,340	69,565
4.935% due 06/25/2036		5,529	5,507
4.935% due 07/25/2036		2,591	2,580
4.935% due 08/25/2036		1,667	1,662
4.945% due 06/25/2037		15,829	15,448
4.995% due 07/25/2036		1,161	1,160
5.025% due 02/25/2036		8,590	8,344
5.345% due 12/25/2031		3	3
Credit-Based Asset Servicing & Securitization LLC
4.925% due 03/25/2036		2,051	2,040
5.055% due 01/25/2037		154	148
5.415% due 04/25/2032		702	689
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032		430	421
5.523% due 08/25/2032		1,615	1,567
5.565% due 07/25/2032		52	49
Delta Funding Home Equity Loan Trust
5.848% due 09/15/2029		213	208
Discover Card Master Trust I
5.402% due 10/16/2013		400	401
Equity One Asset-Backed Securities, Inc.
5.145% due 11/25/2032		163	160
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025		3	3
Fieldstone Mortgage Investment Corp.
4.945% due 05/25/2036		3,862	3,823
First Alliance Mortgage Loan Trust
5.305% due 01/25/2025		10	10
5.709% due 03/20/2031		1,216	1,194
First Franklin Mortgage Loan Asset-Backed Certificates
4.895% due 07/25/2036		9,208	9,099
4.915% due 10/25/2036		21,534	21,078
4.915% due 11/25/2036		7,229	6,937
4.915% due 03/25/2037		12,455	12,029
4.935% due 03/25/2036		200	199
4.935% due 12/25/2036		12,005	11,538
4.945% due 02/25/2036		736	731
4.955% due 01/25/2036		14,271	14,200
5.235% due 12/25/2034		1,366	1,341
First USA Credit Card Master Trust
5.156% due 04/18/2011		20,000	20,009
FMAC Loan Receivables Trust
6.500% due 09/15/2020		39	33
7.900% due 04/15/2019		20	19
Ford Credit Auto Owner Trust
5.349% due 07/15/2008		2,753	2,756
Fremont Home Loan Trust
4.915% due 10/25/2036		10,686	10,556
5.035% due 01/25/2036		62	62
Green Tree Financial Corp.
6.240% due 11/01/2016		39	39
6.480% due 12/01/2030		24	24
6.870% due 04/01/2030		893	904
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	115
GSAMP Trust
4.905% due 08/25/2036		439	432
4.925% due 04/25/2036		332	332
4.935% due 01/25/2036		4,756	4,501
4.935% due 02/25/2036		2,754	2,741
4.955% due 11/25/2035		1,505	1,447
5.155% due 03/25/2034		784	782
GSR Mortgage Loan Trust
4.965% due 11/25/2030		35	35
HFC Home Equity Loan Asset-Backed Certificates
5.178% due 03/20/2036		13,010	12,312
5.239% due 01/20/2034		17,005	16,616
5.299% due 09/20/2033		36	35
Home Equity Asset Trust
4.925% due 05/25/2037		27,382	26,299
4.945% due 05/25/2036		9,594	9,514
5.465% due 11/25/2032		154	150
HSBC Asset Loan Obligation
4.925% due 12/25/2036		2,085	2,001
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		75,128	72,381
4.945% due 12/25/2035		4,354	4,318
IMC Home Equity Loan Trust
7.116% due 07/25/2026		73	73
7.310% due 11/20/2028		46	46
7.500% due 04/25/2026		45	45
7.520% due 08/20/2028		32	31
Indymac Residential Asset-Backed Trust
4.905% due 08/25/2036		8,676	8,639
4.925% due 04/25/2037		157	154
4.955% due 03/25/2036		4,287	4,278
IXIS Real Estate Capital Trust
4.925% due 08/25/2036		6,894	6,849
JPMorgan Mortgage Acquisition Corp.
4.905% due 08/25/2036		7,029	6,913
4.915% due 07/25/2036		9,791	9,616
4.925% due 05/25/2037		20,997	20,111
4.935% due 03/25/2036		821	818
4.945% due 08/25/2036		19,967	19,415
4.955% due 10/25/2036		680	666
Lehman ABS Mortgage Loan Trust
4.955% due 06/25/2037		18,844	18,496
Lehman XS Trust
4.935% due 05/25/2046		209	207
4.945% due 04/25/2046		18,189	18,036
4.945% due 06/25/2046		16,430	16,214
4.945% due 08/25/2046		5,691	5,653
4.955% due 05/25/2046		14,843	14,676
Long Beach Mortgage Loan Trust
4.905% due 07/25/2036		10,269	10,080
4.925% due 05/25/2046		348	347
4.955% due 01/25/2046		531	529
5.005% due 02/25/2036		30,000	29,517
5.145% due 10/25/2034		4,796	4,615
MASTR Asset-Backed Securities Trust
4.915% due 03/25/2036		6,711	6,655
4.925% due 10/25/2036		1,111	1,104
4.945% due 01/25/2036		2,924	2,902
Merrill Lynch First Franklin Mortgage Loan Trust
4.925% due 07/25/2037		10,464	10,105
Merrill Lynch Mortgage Investors, Inc.
4.895% due 05/25/2037		3,222	3,178
4.925% due 03/25/2037		1,677	1,672
4.935% due 08/25/2036		915	902
4.935% due 02/25/2037		5,794	5,754
4.935% due 07/25/2037		28,111	27,327
4.985% due 02/25/2037		9,077	8,680
Mid-State Trust
6.340% due 10/15/2036		22,402	21,733
7.340% due 07/01/2035		986	1,055
7.791% due 03/15/2038		3,862	3,877
8.330% due 04/01/2030		20,478	20,782
Morgan Stanley ABS Capital I
4.905% due 04/25/2036		2,798	2,778
4.905% due 06/25/2036		81	80
4.925% due 03/25/2036		5,160	5,141
4.935% due 12/25/2035		1,340	1,331
4.935% due 03/25/2036		8,183	8,126
4.965% due 09/25/2036		200	186
Morgan Stanley Home Equity Loans
4.915% due 04/25/2036		5,973	5,926
4.915% due 12/25/2036		27,273	26,733
4.945% due 12/25/2035		890	885
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		114	110
4.975% due 11/25/2036		200	188
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		4,425	4,613
Nationstar Home Equity Loan Trust
4.925% due 03/25/2037		20,744	20,354
Nelnet Student Loan Trust
4.884% due 12/24/2018		253	252
4.894% due 12/22/2014		3,505	3,504
5.094% due 01/26/2015		859	859
5.174% due 07/25/2016		2,423	2,425
5.174% due 10/25/2016		1,084	1,085
5.182% due 09/25/2012		321	321
New Century Home Equity Loan Trust
4.925% due 05/25/2036		1,552	1,549
5.135% due 09/25/2035		43,088	41,157
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		2,498	2,480
Nomura Asset Acceptance Corp.
5.005% due 01/25/2036		3,998	3,777
NPF XII, Inc.
2.462% due 11/01/2003 (a)		49,000	228
Option One Mortgage Loan Trust
4.905% due 02/25/2037		4,185	4,049
4.935% due 01/25/2036		1,976	1,968
Ownit Mortgage Loan Asset-Backed Certificates
4.925% due 03/25/2037		6,982	6,897
Popular ABS Mortgage Pass-Through Trust
4.955% due 06/25/2047		40,885	39,666
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009		470	477
Quest Trust
5.295% due 12/25/2033		929	732
5.425% due 06/25/2034		8	8
Renaissance Home Equity Loan Trust
5.215% due 08/25/2032		237	226
5.225% due 11/25/2034		177	174
Residential Asset Mortgage Products, Inc.
4.935% due 05/25/2036		4,625	4,567
5.015% due 11/25/2035		304	304
Residential Asset Securities Corp.
4.905% due 06/25/2036		8,038	7,984
4.915% due 09/25/2036		16,001	15,863
4.925% due 04/25/2036		9,554	9,483
4.935% due 03/25/2036		1,055	1,054
4.935% due 04/25/2036		3,726	3,717
4.935% due 11/25/2036		56	55
4.945% due 10/25/2036		21,933	21,444
Residential Funding Mortgage Securities II, Inc.
4.965% due 12/25/2035		9,472	9,387
Residential Mortgage Loan Trust
6.312% due 09/25/2029		16	16
SACO I, Inc.
4.925% due 05/25/2036		9,449	8,977
5.085% due 06/25/2035		2,821	2,680
5.115% due 12/25/2035		315	305
Salomon Brothers Mortgage Securities VII, Inc.
5.145% due 09/25/2028		1,784	1,756
5.165% due 03/25/2032		803	796
Saxon Asset Securities Trust
4.925% due 03/25/2036		195	194
5.135% due 01/25/2032		3	3
5.385% due 08/25/2032		889	880
Securitized Asset-Backed Receivables LLC Trust
4.925% due 03/25/2036		8,333	8,231
4.925% due 12/25/2036		159	149
SLM Student Loan Trust
5.064% due 04/25/2014		52,877	52,817
5.074% due 10/25/2016		1,988	1,989
5.074% due 07/25/2017		5,232	5,232
5.074% due 10/25/2018		2,410	2,388
5.084% due 01/25/2016		3,971	3,973
5.094% due 04/27/2015		2,222	2,222
Soundview Home Equity Loan Trust
4.905% due 11/25/2036		418	415
4.915% due 10/25/2036		1,465	1,437
4.925% due 06/25/2036		3,873	3,863
4.985% due 03/25/2036		3,244	3,195
Specialty Underwriting & Residential Finance
4.895% due 06/25/2037		119	117
4.925% due 02/25/2037		4,563	4,534
4.945% due 12/25/2036		6,840	6,792
Structured Asset Investment Loan Trust
5.565% due 04/25/2033		2,194	2,168
Structured Asset Securities Corp.
4.900% due 04/25/2035		33,704	32,942
4.915% due 02/25/2036		637	636
4.945% due 01/25/2037		29,422	28,424
5.155% due 01/25/2033		6,683	6,564
Washington Mutual Asset-Backed Certificates
4.915% due 01/25/2037		26,486	25,377
4.935% due 04/25/2036		3,210	3,191
Wells Fargo Home Equity Trust
5.105% due 10/25/2035		113	106
5.105% due 11/25/2035		42,792	41,287
5.115% due 12/25/2035		132,108	130,766
WFS Financial Owner Trust
3.590% due 10/19/2009		3,656	3,650
WMC Mortgage Loan Pass-Through Certificates
5.708% due 05/15/2030		2,949	2,936
5.928% due 10/15/2029		1,413	1,408

Total Asset-Backed Securities (Cost $1,829,042)			1,764,817

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,607
Canada Mortgage & Housing Corp.
2.950% due 06/02/2008		50	50
4.800% due 10/01/2010		100	102
China Development Bank
5.000% due 10/15/2015		29,300	28,947
Hydro Quebec
5.188% due 09/29/2049		5,600	5,104
7.500% due 04/01/2016		150	179
Italy Government International Bond
3.250% due 05/15/2009		160	160
4.500% due 01/21/2015		150	150
5.375% due 06/15/2033		50	51
Korea Development Bank
4.750% due 07/20/2009		300	298
5.080% due 10/31/2008		100	100
Korea Expressway Corp.
5.125% due 05/20/2015		100	98
Peru Government International Bond
9.125% due 01/15/2008		1,700	1,700
Province of Manitoba Canada
7.750% due 07/17/2016		200	244
Province of New Brunswick Canada
5.200% due 02/21/2017		125	131
Province of Nova Scotia Canada
5.125% due 01/26/2017		150	157
Province of Ontario Canada
5.125% due 07/17/2012		100	105
5.500% due 10/01/2008		150	151
Province of Quebec Canada
5.000% due 07/17/2009		100	102
Republic of Korea
8.875% due 04/15/2008		50	50
Russia Government International Bond
8.250% due 03/31/2010		867	901
South Africa Government International Bond
5.875% due 05/30/2022		100	102
6.500% due 06/02/2014		27,000	28,620

Total Sovereign Issues (Cost $69,896)			72,109

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%
American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	38,375
Atlas Reinsurance PLC
8.786% due 01/10/2010		3,000	4,451
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,482
Bauhaus Securities Ltd.
4.925% due 10/30/2052		78	113
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2013	BRL	190,000	95,277
10.000% due 01/01/2017		1,518,624	715,737
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	60,730
Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		4,714,676	2,414,209
BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	1,000,000	8,932
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	68,022
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,406
5.684% due 12/29/2049	GBP	16,400	30,011
Ford Motor Credit Co. LLC
5.250% due 06/16/2008	EUR	15,000	10,972
6.750% due 01/14/2008		8,000	11,681
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	27,519
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,091
5.500% due 09/15/2067		151,800	215,507
HBOS PLC
4.875% due 03/29/2049		14,090	18,693
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008 (f)		41,151	60,150
KBC Bank Funding Trust IV
8.220% due 11/29/2049		5,000	7,683
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	39,564
Mexican Bonos
7.250% due 12/15/2016	MXN	275,000	23,765
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	9,072
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	82,337
Nordic Telephone Co. Holdings ApS
6.675% due 11/30/2013	EUR	11,308	16,220
6.925% due 11/30/2014		13,540	19,495
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	48,353
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	21,935
Pylon Ltd.
6.224% due 12/29/2008	EUR	250	365
Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	1,000,000	8,938
1.795% due 12/31/2049		1,100,000	9,930

Total Foreign Currency-Denominated Issues (Cost $4,036,479)			4,095,015

SHORT-TERM INSTRUMENTS 5.1%
Certificates of Deposit 2.0%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$386,400	386,523
Bank of Ireland
5.282% due 01/15/2010		34,200	34,259
Barclays Bank PLC
4.619% due 03/17/2008		125,870	125,897
Calyon Financial, Inc.
5.204% due 01/16/2009		317,800	317,334
5.266% due 06/29/2010		43,140	42,994
Capital One Bank
5.140% due 02/23/2009		100,000	96,553
Capmark Bank
4.250% due 11/05/2019		100	99
Fortis Bank NY
4.745% due 04/28/2008		1,000	1,000
4.767% due 06/30/2008		304,730	304,464
5.148% due 09/30/2008		187,070	186,697
HSBC Bank USA N.A.
5.426% due 07/28/2008		74,800	74,890
Lehman Brothers Bank FSB
3.967% due 01/28/2016		100	99
Nordea Bank Finland PLC
4.991% due 05/28/2008		154,800	154,844
Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008		8,600	8,600
5.340% due 08/21/2008		7,000	6,997
5.350% due 02/13/2009		238,460	238,246
Societe Generale NY
4.815% due 03/25/2008		104,730	103,560
Unicredito Italiano NY
5.062% due 05/29/2008		141,400	141,384

			2,224,440

Commercial Paper 1.4%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		28,500	28,483
4.570% due 01/04/2008		33,500	33,492
4.680% due 02/01/2008		6,900	6,873
4.820% due 01/03/2008		300	300
ABN AMRO N.A. Finance
4.700% due 02/01/2008		15,000	14,941
4.850% due 03/10/2008		4,500	4,459
ANZ National International Ltd.
4.800% due 02/01/2008		39,300	39,143
Bank of America Corp.
4.735% due 03/20/2008		70,000	69,269
Bank of Scotland PLC
5.050% due 01/28/2008		7,000	6,975
Barclays U.S. Funding Corp.
4.680% due 03/03/2008		29,800	29,560
4.810% due 01/25/2008		6,600	6,580
4.925% due 01/24/2008		19,600	19,541
5.005% due 03/17/2008		26,100	25,839
5.075% due 01/18/2008		16,500	16,463
5.085% due 03/14/2008		8,300	8,220
5.110% due 01/17/2008		5,800	5,788
5.180% due 01/09/2008		10,100	10,090
Caisse d’Amortissement de la Dette Sociale
4.740% due 02/01/2008		8,500	8,466
Calyon Financial, Inc.
5.010% due 01/18/2008		8,600	8,581
CBA (de) Finance
4.750% due 03/04/2008		3,800	3,769
4.870% due 02/19/2008		1,800	1,788
5.000% due 01/14/2008		5,200	5,191
Citibank N.A.
5.900% due 01/25/2008		50,000	49,812
Cox Communications, Inc.
6.002% due 01/15/2008		16,700	16,696
Danske Corp.
4.740% due 02/08/2008		9,400	9,354
DnB NORBank ASA
4.930% due 03/04/2008		9,000	8,926
5.050% due 01/25/2008		7,300	7,276
5.080% due 01/04/2008		5,000	4,999
Fannie Mae
4.270% due 03/06/2008		24,300	24,094
Freddie Mac
4.306% due 01/28/2008		700	698
General Electric Capital Corp.
3.750% due 01/02/2008		1,300	1,300
5.155% due 02/29/2008		23,800	23,602
HSBC Bank USA N.A.
4.740% due 01/25/2008		1,700	1,695
Intesa Funding LLC
4.950% due 01/04/2008		5,000	4,999
5.010% due 01/22/2008		9,000	8,975
National Australia Bank Ltd.
4.240% due 01/04/2008		49,700	49,688
4.260% due 01/17/2008		1,881	1,878
Nordea N.A., Inc.
5.308% due 04/09/2009		432,700	432,700
Rabobank Financial Co.
4.430% due 01/04/2008		20,400	20,395
Royal Bank of Scotland Group PLC
4.700% due 02/26/2008		400	397
4.720% due 01/22/2008		14,400	14,362
4.720% due 02/29/2008		7,600	7,542
4.730% due 02/08/2008		46,900	46,672
4.740% due 01/28/2008		13,700	13,653
4.750% due 03/17/2008		3,100	3,069
4.770% due 02/07/2008		3,200	3,185
4.780% due 02/07/2008		33,200	33,041
4.800% due 03/25/2008		10,700	10,581
4.920% due 01/22/2008		500	499
4.940% due 03/20/2008		28,100	27,806
5.000% due 01/18/2008		3,600	3,592
5.030% due 01/22/2008		2,100	2,094
5.265% due 03/26/2008		62,700	62,682
San Paolo U.S. Financial Co.
4.850% due 01/15/2008		7,765	7,751
4.900% due 01/15/2008		3,200	3,194
5.000% due 01/15/2008		1,500	1,497
Skandinaviska Enskilda Banken AB
4.700% due 01/18/2008		1,400	1,397
4.730% due 02/08/2008		37,400	37,218
4.770% due 03/20/2008		3,900	3,859
4.880% due 01/23/2008		4,100	4,088
4.980% due 01/18/2008		9,100	9,080
5.125% due 01/11/2008		7,700	7,690
Swedbank AB
4.700% due 02/04/2008		26,000	25,888
4.730% due 02/01/2008		4,500	4,482
4.750% due 01/11/2008		1,500	1,498
4.750% due 04/01/2008		1,900	1,877
4.850% due 01/17/2008		3,000	2,994
4.920% due 01/25/2008		3,100	3,090
5.000% due 01/11/2008		1,200	1,199
5.000% due 01/18/2008		2,500	2,494
5.015% due 01/24/2008		15,200	15,153
5.130% due 01/18/2008		12,000	11,973
UBS Finance Delaware LLC
4.000% due 01/02/2008		17,900	17,900
4.690% due 01/28/2008		12,400	12,358
5.020% due 02/29/2008		800	794
Unicredito Italiano SpA
4.810% due 02/15/2008		23,900	23,760
4.890% due 01/28/2008		28,750	28,648
4.930% due 03/19/2008		6,300	6,235
4.940% due 03/17/2008		18,100	17,919
5.140% due 01/18/2008		13,900	13,868
5.220% due 01/04/2008		2,400	2,399
Westpac Banking Corp.
4.670% due 02/01/2008		9,900	9,861

			1,530,237

Repurchase Agreements 1.5%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		1,374,000	1,374,000

(Dated 12/31/2007. Collateralized by Fannie Mae 3.375% - 4.625% due 12/15/2008 - 12/15/2009 valued at $30,472; Federal Home Loan Bank 1.000% - 5.000% due 12/08/2008 - 01/08/2010 valued at $669,180; and Freddie Mac 3.375% - 5.400% due 01/16/2009 - 11/30/2009 valued at $701,836. Repurchase proceeds are $1,374,172.)

3.900% due 01/02/2008		314,995	314,995

(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/31/2008 - 02/27/2008 valued at $119,500; Federal Agricultural Mortgage Corp. 0.000% due 02/14/2008 valued at $49,000; Federal Home Loan Bank 0.000% - 5.125% due 01/25/2008 - 03/14/2008 valued at $125,898; and Freddie Mac 0.000% due 01/31/2008 valued at $26,899. Repurchase proceeds are $315,063.)

Lehman Brothers, Inc.
1.000% due 01/02/2008		5,200	5,200
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% - 3.875% due 01/15/2009 - 04/15/2028 valued at $5,231. Repurchase proceeds are $5,200.)

			1,694,195

U.S. Treasury Bills 0.2%
3.004% due 02/28/2008 - 03/13/2008 (e)(g)(h)(l)		251,585	249,386

Total Short-Term Instruments (Cost $5,704,316)			5,698,258

Purchased Options (n) 1.8% (Cost $452,389)			2,035,889
Total Investments 112.1% (Cost $124,124,684)			$126,247,454
Written Options (o) (1.4%) (Premiums $481,234)			(1,589,802)
Other Assets and Liabilities (Net) (10.7%)			(12,047,543)

Net Assets (j) 100.0%			$112,610,109

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Payment in-kind bond security.

(e) Coupon represents a weighted average rate.

(f) Principal amount of security is adjusted for inflation.

(g) Securities with an aggregate market value of $83,270 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(h) Securities with an aggregate market value of $15,730 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(i) Securities with an aggregate market value of $529,497 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2007.

(j) As of December 31, 2007, portfolio securities with an aggregate value of $1,307,858 and derivative instruments with an aggregate depreciation of ($3,137) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(k) The average amount of borrowings outstanding during the period ended December 31, 2007 was $1,809,419 at a weighted average interest rate of 5.270%. On December 31, 2007, securities valued at $1,784,034 were pledged as collateral for reverse repurchase agreements.

(l) Securities with an aggregate market value of $148,261 and cash of $622,905 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	208,695	$811,401
90-Day Eurodollar December Futures	Long	12/2009	358	1,537
90-Day Eurodollar June Futures	Long	06/2008	168,913	428,222
90-Day Eurodollar March Futures	Long	03/2009	54,700	142,288
90-Day Eurodollar March Futures	Long	03/2010	358	1,419
90-Day Eurodollar September Futures	Long	09/2008	124,169	465,174
U.S. Treasury 2-Year Note March Futures	Short	03/2008	22,104	(18,465)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	38,677	(18,533)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	17,660	13,465
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	37	(42)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16,016	49,661
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,770	50,490
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10,737	30,817
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	33,093	24,129
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	28,179	83,471
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31,374	66,696

				$2,131,730

(m) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	$50,000	$(480)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012	10,000	178
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%)	12/20/2012	10,000	139
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%)	12/20/2014	10,600	145
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	(378)
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	30,300	(2,611)
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	15,000	(955)
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	10,000	(516)
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	5.550%	12/20/2012	15,000	(748)
Bank of America	General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	10,000	(187)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	50,000	2,468
Bank of America	GMAC LLC 7.000% due 02/01/2012	Sell	0.550%	03/20/2008	11,000	(92)
Bank of America	Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009	5,000	45
Bank of America	PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%)	12/20/2011	15,000	102
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	306
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%)	06/20/2011	10,700	126
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%)	06/20/2008	2,500	38
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%)	06/20/2008	3,200	0
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	15,000	135
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	677
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%)	12/20/2016	13,000	20
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%)	06/20/2015	11,000	416
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%)	09/20/2011	15,000	206
Barclays Bank PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011	15,000	(66)
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	10,000	(782)
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	4,100	(122)
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	32,500	37
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	33,800	39
Barclays Bank PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	18,200	(1,348)
Barclays Bank PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	10,000	(665)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	4.750%	09/20/2008	25,000	(511)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%	09/20/2012	5,000	55
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	4,440	(26)
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%)	03/20/2012	10,000	1,273
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	29,200	(292)
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%	09/20/2012	5,000	(74)
Barclays Bank PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%	09/20/2012	5,000	(11)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	12,000	(22)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	29,000	5
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%)	12/20/2015	8,000	216
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	05/20/2009	17,000	(77)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009	10,500	10
Barclays Bank PLC	SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	25,000	2
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	9,000	(28)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	800	(2)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	14,600	(71)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012	10,600	414
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%)	09/20/2009	5,000	0
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%)	09/20/2012	15,000	23
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011	10,300	89
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014	15,000	177
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%)	03/20/2016	15,000	175
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%)	03/20/2011	10,600	81
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010	10,000	(36)
Bear Stearns & Co., Inc.	Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.520%)	03/20/2011	10,000	(37)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%)	03/20/2011	10,000	(79)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%)	06/20/2011	10,500	105
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%)	03/20/2012	10,400	80
Bear Stearns & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	11,700	(208)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%)	03/20/2016	10,000	181
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%)	03/20/2012	15,400	(68)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012	8,200	(30)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	10,000	126
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016	20,000	(18)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%)	12/20/2011	10,000	104
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	10,000	107
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012	10,400	127
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%)	03/20/2016	9,800	68
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	20,000	166
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%)	06/20/2015	10,000	22
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%)	12/20/2015	10,000	406
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%)	12/20/2016	10,000	(24)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%)	12/20/2016	10,200	(10)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017	10,000	(163)
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%)	09/20/2016	9,500	1,298
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%)	06/20/2011	5,300	59
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	10,000	6
BNP Paribas Bank	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	10,000	(578)
BNP Paribas Bank	General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	7,200	(546)
BNP Paribas Bank	GMAC LLC 6.875% due 08/28/2012	Sell	0.560%	03/20/2008	10,000	(83)
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	7,000	50
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	15,000	758
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	10,200	272
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%	03/20/2008	10,000	(1)
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%	03/20/2008	10,000	(8)
Citibank N.A.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	10,000	(298)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	6,400	(529)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	7,700	(629)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	15,000	(1,059)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	10,000	(602)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	10,000	(533)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.900%	12/20/2012	25,000	(943)
Citibank N.A.	GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	25,000	(538)
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%)	06/20/2012	15,000	216
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010	14,000	16
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%	03/20/2008	10,000	1
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%	03/20/2008	10,000	2
Credit Suisse USA, Inc.	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%)	03/20/2011	10,000	21
Credit Suisse USA, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	10,000	579
Credit Suisse USA, Inc.	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008	10,300	1
Credit Suisse USA, Inc.	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%)	09/20/2011	10,200	20
Credit Suisse USA, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.080%	03/20/2008	10,000	(68)
Credit Suisse USA, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	10,000	(117)
Credit Suisse USA, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	0.950%	03/20/2008	10,000	(73)
Credit Suisse USA, Inc.	HCP, Inc. 5.950% due 09/15/2011	Buy	(0.530%)	09/20/2011	7,350	170
Credit Suisse USA, Inc.	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%)	09/20/2011	9,000	53
Credit Suisse USA, Inc.	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%)	12/20/2011	20,000	1,629
Credit Suisse USA, Inc.	Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.160%)	09/20/2009	10,000	96
Credit Suisse USA, Inc.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%	09/20/2012	5,000	(82)
Credit Suisse USA, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	2,200	0
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	34,600	(44)
Credit Suisse USA, Inc.	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%)	09/20/2013	10,000	(162)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	(1)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	8,600	(20)
Credit Suisse USA, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	14,400	(267)
Credit Suisse USA, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	138
Credit Suisse USA, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	232
Credit Suisse USA, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	117
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	7,500	67
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	6,000	80
Deutsche Bank AG	Citigroup, Inc. 6.125% due 11/21/2017	Buy	(0.800%)	12/20/2017	30,000	(61)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	26,000	9,967
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%)	12/20/2016	10,000	110
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	10,000	(502)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	10,000	(499)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	10,000	(485)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	10,000	(463)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	10,000	(438)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	25,000	(1,387)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	10,000	(870)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	3,500	(120)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	10,000	(313)
Deutsche Bank AG	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.850%	09/20/2012	10,000	(283)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	6,400	(552)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	14,600	(1,208)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	10,000	(685)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	15,000	(955)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	25,000	(1,332)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	10,000	(516)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	15,000	(228)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	6.660%	12/20/2012	10,000	(114)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012	20,000	1,233
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	3.700%	09/20/2008	15,000	(418)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	4.000%	09/20/2012	10,000	(896)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	03/20/2008	200,000	(309)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%	03/20/2008	100,000	(153)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	17,000	(59)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010	17,500	258
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%)	12/20/2011	10,000	821
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008	50,000	(346)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%)	12/20/2011	9,000	1,480
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%	03/20/2008	50,000	(116)
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011	13,600	134
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	9,800	(19)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	20,000	(475)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	13,000	(15)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	300	2
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	14,000	(42)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	8,000	(103)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%	03/20/2008	100,000	(131)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	35,000	(45)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	90,000	(116)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%	09/20/2008	90,000	(251)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	77,000	8
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	(431)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	5,800	(505)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.700%	09/20/2012	10,000	(328)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.850%	09/20/2012	12,800	(363)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%	03/20/2008	100,000	(89)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%	03/20/2008	250,000	(202)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%	12/20/2012	15,000	(1,106)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	(689)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	4,400	(280)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	20,000	(1,204)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	5,000	(93)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.820%	12/20/2012	25,000	(147)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	50,000	(1,481)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	50,000	(3,307)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.950%	09/20/2009	25,000	(1,532)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	15,000	258
Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%	09/20/2012	5,000	(16)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	232
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015	10,000	299
HSBC Bank USA	Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.820%)	12/20/2017	3,000	(11)
HSBC Bank USA	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%	05/20/2009	15,000	(23)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	23,800	(33)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	18,000	(248)
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012	4,600	(18)
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	19,000	(1)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	33,280	18
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	47,600	(262)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	31,000	(300)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	359,600	(2,778)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.830%)	12/20/2017	10,000	(44)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.770%)	12/20/2017	10,000	3
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(518)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	15,000	(812)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	10,000	(365)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	10,000	(351)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	8,000	(250)
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011	10,300	123
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	(276)
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	7,000	(591)
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	10,000	(637)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%)	03/20/2011	10,000	538
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	4.250%	09/20/2008	35,000	(839)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	12,000	(1,152)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	20,000	117
JPMorgan Chase & Co.	HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011	5,000	102
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%)	06/20/2011	10,300	74
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	66
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	45,400	(1,258)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	45,400	(1,294)
JPMorgan Chase & Co.	Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	Buy	(0.110%)	03/20/2010	5,000	(3)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	12,600	(64)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	2,800	(37)
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%	03/20/2016	22,400	(244)
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%)	06/20/2010	8,000	98
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%)	06/20/2011	12,500	62
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%)	12/20/2011	11,250	197
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	250,000	(324)
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%)	06/20/2011	10,600	65
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%	09/20/2012	10,000	(273)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	35,000	1
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	25,000	598
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,500	28
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	605
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	30,000	1,033
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014	25,000	284
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	1,238
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	370
Lehman Brothers, Inc.	China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	19
Lehman Brothers, Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%	09/20/2012	25,000	(418)
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%)	12/20/2011	10,300	93
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 6.625% due 06/16/2008	Buy	(1.070%)	06/20/2008	37,000	808
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	(484)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	(431)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	3,100	(65)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	3,000	(55)
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010	40,000	3,505
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(380)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	(689)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	29,700	(1,891)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.200%	12/20/2012	10,000	(620)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	5,000	(266)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	10,000	(152)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	0.520%	03/20/2008	20,000	(168)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.550%	03/20/2008	10,000	(58)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	4.500%	09/20/2008	20,000	(444)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	25,000	(1,654)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	3.900%	09/20/2009	25,000	(1,549)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	3,500	(13)
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012	20,000	277
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%)	06/20/2011	10,500	20
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	393
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%)	09/20/2013	15,000	(70)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	20,000	782
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	44,300	(1,134)
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010	10,000	(3)
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	20,000	(475)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%)	12/20/2014	10,000	136
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	4,900	4
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	29,000	(36)
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%)	09/20/2016	15,000	2,086
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	370,000	(180)
Lehman Brothers, Inc.	Qwest Corp. 7.875% due 08/01/2011	Sell	0.170%	03/20/2008	10,000	(4)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%)	09/20/2012	5,000	325
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	12,800	(35)
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%)	03/20/2012	11,000	251
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%)	06/20/2011	5,600	76
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	29,000	(94)
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%)	03/20/2012	10,800	142
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	5,000	147
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	15,000	509
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	15
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%)	03/20/2016	15,000	133
Merrill Lynch & Co., Inc.	Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%)	03/20/2011	10,700	93
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%)	06/20/2015	10,000	218
Merrill Lynch & Co., Inc.	FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%)	12/20/2011	10,000	156
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	5,100	(179)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%	09/20/2008	25,000	360
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	14,100	(1,030)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%	12/20/2012	9,400	(111)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	25,000	(740)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	3.500%	09/20/2008	50,000	(1,463)
Merrill Lynch & Co., Inc.	HCP, Inc. 6.300% due 09/15/2016	Buy	(0.650%)	09/20/2016	13,500	771
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012	20,000	308
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%	09/20/2012	10,000	(77)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%)	12/20/2012	10,500	57
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%)	12/20/2011	20,000	252
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%)	06/20/2012	5,000	(2)
Merrill Lynch & Co., Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%	06/20/2009	25,000	(6,826)
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%)	01/20/2009	10,500	(3)
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%)	09/20/2012	10,000	(32)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	605
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	1,616
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017	6,000	134
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%)	03/20/2014	11,500	154
Morgan Stanley	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	15,000	(130)
Morgan Stanley	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	(486)
Morgan Stanley	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	20,000	(1,131)
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	7,600	(621)
Morgan Stanley	GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	1,400	(65)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%	09/20/2012	25,000	200
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	14,300	(68)
Morgan Stanley	International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%)	03/20/2010	9,700	26
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%)	12/20/2013	10,000	1,388
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%)	03/20/2013	5,000	(39)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012	5,000	189
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%)	09/20/2013	10,800	420
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011	50,000	(1,245)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%)	06/20/2016	9,600	82
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	44,400	(190)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,500	(5)
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%)	12/20/2013	10,000	95
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%)	12/20/2015	5,000	116
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	41,800	(51)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	21,700	44
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	43,000	(110)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%	03/20/2016	22,400	(275)
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%)	09/20/2013	9,800	495
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	23,580	(86)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011	5,200	(26)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013	10,000	61
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	10,000	(186)
Royal Bank of Scotland Group PLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%	09/20/2012	10,000	(433)
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011	6,200	14
Royal Bank of Scotland Group PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%)	09/20/2011	10,000	(25)
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	(689)
Royal Bank of Scotland Group PLC	GMAC LLC 6.000% due 04/01/2011	Buy	(1.250%)	06/20/2011	15,000	2,233
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%	09/20/2012	10,000	(35)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	33,000	(125)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	32,000	(210)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	44,300	(65)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011	50,000	(36)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	24,270	(297)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%)	09/20/2011	10,500	(9)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%)	09/20/2011	10,300	380
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	18,000	446
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	56,200	(516)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	10,000	(202)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%	09/20/2012	10,000	(286)
Royal Bank of Scotland Group PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%	09/20/2012	10,000	(163)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	15,000	608
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%)	03/20/2013	12,400	164
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%)	09/20/2011	5,100	121
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%)	12/20/2016	12,000	187
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%)	03/20/2011	11,000	64
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	35,000	1,030
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011	10,000	318
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%)	09/20/2011	10,000	706
UBS Warburg LLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	(327)
UBS Warburg LLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	5,000	(243)
UBS Warburg LLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	25,000	(1,432)
UBS Warburg LLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	25,000	(1,230)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	34,900	(2,524)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	10,000	(706)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	10,000	(602)
UBS Warburg LLC	GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	3,800	(82)
UBS Warburg LLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	25,000	(1,654)
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	5,000	51

						$(36,363)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	$100,000	$2,961
Barclays Bank PLC	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	100,000	(112)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	104,000	(1,936)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	130,900	(2,232)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	100,000	(1,652)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	35,500	(866)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	32,300	(398)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	22,600	(246)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	100,000	(123)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	51,800	(1,291)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	40,400	(984)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	48,800	(747)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	31,000	(462)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	25,200	(328)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	7,600	(113)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	65,700	(819)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	23,800	(268)

						$(9,616)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	764,000	$(3,973)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,528,000	(8,087)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		764,000	(4,165)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013		352,100	(9,121)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		483,800	6,281
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		216,300	(1,182)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	485,600	(4,113)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		126,400	(928)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010		7,100	28
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		148,200	(1,146)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	1,298
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	4,459
Morgan Stanley	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		170,000	(1,314)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	1,749
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		214,800	(3,170)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	564
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	(2,081)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		34,200	(640)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	402
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	(1,359)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		535,200	(94)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	(5,089)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		261,440	(5,476)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		189,900	4
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	(1,340)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	(1,407)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	683
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	3,448
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	18,653
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		971,000	10,318
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(40)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		66,200	1,282
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	6,564
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	23,018
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	1,112
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	1,791
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	68
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,493,700	53,978
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/18/2009		1,675,000	23,232
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		188,200	7,261
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		300,000	5,809
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		166,100	(18,298)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		24,000	(3,599)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038		36,100	(2,037)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		387,000	1,017
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(9,010)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	14,818
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(3,613)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(4,359)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	3,949
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,500,000	50,912
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009		500,000	7,043
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	2,487
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	2,512
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		626,300	13,156
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	31,288
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		41,900	(4,962)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(6,977)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017	JPY	14,230,000	3,002
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017		27,490,000	5,878
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	219
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	(465)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	(1,759)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		614,000	(1,090)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	(504)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	1,052
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$5,109,300	19,094
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		633,400	4,160
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		6,000	73
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		712,800	(13,047)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		3,189,300	893
Citibank N.A.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		702,500	8,713
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		210,700	(6,318)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		3,048,680	4,806
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,023,000	3,092
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		1,404,100	6,832
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		168,400	753
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		3,029,210	9,633
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		238,400	2,991
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037		160,000	783
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		405,900	(11,319)

							$229,076

(n) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$733,600	$2,843	$17,169
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,363	187,674
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	174,962
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	7,295
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	3,155,000	23,662	82,019
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	23,273
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	107,660
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	155,427
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	250,729
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	14,933
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	166,578
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	15,850,200	89,132	320,762
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	98,667
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	8,900,700	31,380	177,096
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	5,655,400	16,193	133,984
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	4,526,000	39,603	117,661

							$452,387	$2,035,889

(o) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	7,124	$4,318	$5,120
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	2,812	1,177	7,997
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/22/2008	3,141	2,542	6,724
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	3,391	2,532	5,298
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	12,716	10,479	14,305
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	7,124	5,097	3,117
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	3,391	1,420	212
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	12,716	6,971	3,179

				$34,536	$45,952

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$319,000	$2,855	$13,311
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	149,196
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	133,618
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	7,262
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,372,000	23,592	69,745
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	17,285
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000,000	21,580	83,456
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	114,147
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	191,429
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,348	14,155
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	129,111
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,889,100	61,585	169,011
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,981,000	24,366	72,339
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	75,462
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	2,935,300	30,220	115,276
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,885,200	15,856	89,005
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,968,000	37,589	100,042

							$446,698	$1,543,850

(p) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	4.935%	05/25/2037	05/16/2007	$28,862	$27,494	0.03%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	393	384	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	141	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	17	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,645	36,344	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	704	703	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,741	2,770	0.00%
Wilmington Trust Co.	10.500%	07/01/2008	03/14/2003	100	99	0.00%

				$64,428	$67,962	0.06%

(q) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	01/01/2038	$1,125,000	$1,124,380	$1,123,769
Fannie Mae	6.000%	01/01/2038	144,000	145,339	146,228
Fannie Mae	6.500%	01/01/2038	330,600	339,622	339,847
Fannie Mae	7.000%	01/01/2038	1,500	1,556	1,560
Freddie Mac	5.000%	01/01/2038	300	294	293
U.S. Treasury Bonds	3.125%	11/30/2009	2,669,400	2,680,380	2,684,679
U.S. Treasury Notes	4.500%	05/15/2017	1,486,400	1,518,754	1,553,989

				$5,810,325	$5,850,365

(2)	Market value includes $24,417 of interest payable on short sales.

(r) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	142,666	05/2008	$143	$(42)	$101
Buy	AUD	203,139	01/2008	176	(41)	135
Sell		81,519	01/2008	358	(310)	48
Buy		184,434	02/2008	3,816	0	3,816
Buy	BRL	1,627,235	03/2008	102,174	0	102,174
Sell		178,859	03/2008	0	(659)	(659)
Buy		2,905,891	07/2008	48,709	0	48,709
Buy	CAD	962	01/2008	21	0	21
Buy	CNY	744,295	01/2008	1,064	0	1,064
Sell		744,295	01/2008	0	(1,866)	(1,866)
Buy	EUR	880	01/2008	11	(4)	7
Sell		360,425	01/2008	831	0	831
Sell	GBP	1,074,255	01/2008	25,034	(204)	24,830
Buy	IDR	692,194,000	05/2008	0	(5,626)	(5,626)
Buy	INR	8,649,218	05/2008	12,143	0	12,143
Buy		3,215,324	08/2008	0	(262)	(262)
Buy	JPY	5,912,625	02/2008	0	(119)	(119)
Buy	KRW	169,472,943	01/2008	0	(4,631)	(4,631)
Buy		55,563,421	05/2008	3	(760)	(757)
Buy		120,086,522	08/2008	0	(583)	(583)
Buy	KWD	10,922	05/2008	946	0	946
Buy	MXN	1,207,928	03/2008	244	(1)	243
Sell		353,012	03/2008	0	(262)	(262)
Buy		4,223,320	07/2008	6,391	(309)	6,082
Buy	MYR	987,961	05/2008	3,151	0	3,151
Sell	NZD	9,258	01/2008	0	(175)	(175)
Buy		8,500	02/2008	133	0	133
Sell		9,258	02/2008	42	0	42
Buy	PHP	3,971,739	05/2008	9,278	0	9,278
Buy	PLN	508,439	03/2008	28,812	0	28,812
Sell		508,439	03/2008	0	(2,178)	(2,178)
Buy		82,904	07/2008	1,671	0	1,671
Sell		82,904	07/2008	0	(352)	(352)
Buy	RUB	5,981,687	01/2008	11,374	0	11,374
Sell		5,981,687	01/2008	31	(76)	(45)
Buy		14,659,361	07/2008	12,634	0	12,634
Sell		1,833,105	07/2008	0	(462)	(462)
Buy		112,495	11/2008	2	0	2
Buy	SAR	146,032	05/2008	64	(109)	(45)
Buy	SEK	400,798	03/2008	0	(665)	(665)
Buy	SGD	424,704	02/2008	9,337	(64)	9,273
Buy		464,677	05/2008	13,745	0	13,745
Buy	ZAR	179,933	07/2008	551	(746)	(195)

				$292,889	$(20,506)	$272,383

See accompanying notes

Schedule of Investments

Total Return Fund II

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 25.9%
Banking & Finance 20.4%
American Express Bank FSB
5.009% due 10/20/2009	$4,600	$4,582
6.000% due 09/13/2017	4,000	4,030
American Express Centurion Bank
5.250% due 05/07/2008	4,100	4,096
6.000% due 09/13/2017	4,000	4,030
American Express Credit Corp.
5.302% due 11/09/2009	6,600	6,491
American International Group, Inc.
5.050% due 10/01/2015	1,000	967
5.078% due 06/16/2009	4,800	4,800
Bank of America Corp.
4.875% due 11/06/2009	2,700	2,692
Bank of America N.A.
5.040% due 02/27/2009	4,900	4,892
6.000% due 10/15/2036	1,300	1,247
Bear Stearns Cos., Inc.
5.072% due 08/21/2009	14,800	14,257
5.284% due 01/30/2009	4,900	4,850
5.599% due 07/19/2010	5,900	5,549
Citigroup Funding, Inc.
4.858% due 06/26/2009	3,000	2,955
4.896% due 04/23/2009	8,600	8,551
5.136% due 12/08/2008	6,800	6,745
Citigroup, Inc.
4.872% due 12/28/2009	4,800	4,715
4.898% due 12/26/2008	9,800	9,761
5.300% due 10/17/2012	1,000	1,014
5.500% due 08/27/2012	2,600	2,654
5.850% due 07/02/2013	700	721
6.000% due 08/15/2017	7,900	8,075
Credit Suisse USA, Inc.
5.069% due 08/15/2010	13,987	13,842
General Electric Capital Corp.
5.095% due 10/26/2009	17,000	16,966
5.250% due 01/20/2010	9,000	8,898
5.280% due 10/21/2010	1,500	1,500
Goldman Sachs Group, Inc.
4.924% due 12/23/2008	100	100
4.958% due 11/16/2009	11,400	11,195
4.974% due 12/22/2008	5,000	4,987
5.625% due 01/15/2017	5,800	5,674
6.250% due 09/01/2017	6,300	6,566
Goldman Sachs Group LP
5.900% due 01/20/2009	5,000	5,023
HSBC Bank USA N.A.
6.000% due 08/09/2017	69,400	71,252
HSBC Finance Corp.
5.158% due 11/16/2009	8,400	8,274
5.212% due 03/12/2010	9,100	8,930
5.240% due 10/21/2009	3,000	2,987
JPMorgan Chase & Co.
4.915% due 06/26/2009	3,300	3,286
4.915% due 05/07/2010	5,800	5,761
6.000% due 01/15/2018	1,700	1,733
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,300	4,381
JPMorgan Chase Capital
6.550% due 09/29/2036	800	724
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	12,897
Lehman Brothers Holdings, Inc.
4.934% due 12/23/2008	800	787
4.978% due 11/16/2009	14,700	14,327
5.170% due 05/25/2010	1,700	1,635
5.241% due 01/23/2009	6,100	5,983
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008	3,700	3,651
4.960% due 08/14/2009	8,100	7,930
5.191% due 10/23/2008	5,000	4,934
5.211% due 12/04/2009	4,800	4,656
6.400% due 08/28/2017	4,400	4,478
MetLife, Inc.
6.400% due 12/15/2036	1,500	1,379
Metropolitan Life Global Funding I
4.945% due 05/17/2010	7,500	7,450
Morgan Stanley
4.925% due 05/07/2009	7,400	7,311
4.972% due 11/21/2008	3,300	3,277
5.332% due 01/15/2010	10,900	10,783
SLM Corp.
5.224% due 07/27/2009	2,900	2,729
State Street Capital Trust IV
5.991% due 06/15/2037	600	467
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	21,241
USB Capital IX
6.189% due 04/15/2049	700	634
Wachovia Corp.
5.034% due 10/28/2008	6,100	6,085
5.372% due 10/15/2011	13,600	13,309
5.625% due 10/15/2016	1,300	1,284
Wells Fargo & Co.
4.625% due 08/09/2010	25,000	25,035
ZFS Finance USA Trust I
5.875% due 05/09/2032	1,600	1,497

		453,512

Industrials 4.7%
Comcast Corp.
5.875% due 02/15/2018	1,100	1,099
6.450% due 03/15/2037	1,100	1,124
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,620
Daimler Finance North America LLC
5.461% due 03/13/2009	9,800	9,748
5.541% due 03/13/2009	7,000	6,953
El Paso Corp.
6.750% due 05/15/2009	16,700	16,944
General Electric Co.
5.186% due 12/09/2008	5,500	5,510
General Mills, Inc.
5.310% due 01/22/2010	3,500	3,478
International Business Machines Corp.
5.700% due 09/14/2017	30,100	31,174
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	2,138
United Airlines, Inc.
6.071% due 03/01/2013	240	239
9.190% due 12/24/2013 (a)	6,480	3,548
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	20,293

		103,868

Utilities 0.8%
AT&T, Inc.
4.978% due 02/05/2010	2,300	2,280
BellSouth Corp.
4.240% due 04/26/2021	3,300	3,288
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,871
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,202
Verizon Communications, Inc.
5.280% due 04/03/2009	9,100	9,019

		18,660

Total Corporate Bonds & Notes (Cost $574,836)		576,040

MUNICIPAL BONDS & NOTES 0.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,999
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	916
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	160	191
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	933	1,021
New Jersey State Economic Development Authority Revenue Bonds, (AMBAC Insured), Series 1997
0.000% due 02/15/2008	1,000	995
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,215

Total Municipal Bonds & Notes (Cost $8,031)		8,337

COMMODITY INDEX-LINKED NOTES 0.3%
Goldman Sachs Commodity Index Total Return 0.3%
Morgan Stanley
4.805% due 07/07/2008	6,000	6,011

Total Commodity Index-Linked Notes (Cost $6,000)		6,011

U.S. GOVERNMENT AGENCIES 77.1%
Fannie Mae
4.500% due 06/25/2043	3,654	3,637
4.633% due 10/01/2035	6,140	6,150
4.669% due 05/25/2035	1,000	1,009
4.823% due 09/01/2034	949	947
4.880% due 01/01/2035	2,212	2,211
4.925% due 12/25/2036	2,228	2,189
5.000% due 12/01/2016 - 02/01/2038	429,251	424,804
5.000% due 03/01/2037 (f)	26,271	25,638
5.500% due 11/01/2013 - 02/01/2038	470,524	470,498
5.500% due 01/01/2033 - 04/01/2035 (f)	158,843	158,943
6.000% due 05/01/2017 - 01/01/2038	335,499	340,845
6.000% due 12/01/2036 - 11/01/2037 (f)	68,434	69,513
6.063% due 07/01/2044	868	871
6.263% due 09/01/2040	3,252	3,277
6.500% due 07/01/2013 - 06/25/2044	10,560	10,879
6.556% due 01/01/2024	37	37
6.800% due 02/01/2023	69	69
6.837% due 12/01/2023	61	62
6.960% due 07/01/2020	99	99
7.000% due 04/01/2011 - 09/25/2020	50	52
7.243% due 04/01/2024	51	51
7.250% due 03/01/2024	2	2
8.000% due 04/01/2015 - 10/01/2030	12	12
8.500% due 04/01/2017	2	2
9.000% due 06/01/2010 - 06/25/2018	13	14
9.250% due 07/25/2019	160	178
9.500% due 09/01/2009	1	1
10.000% due 11/01/2021	5	6
11.000% due 09/01/2010	7	8
13.750% due 11/01/2011 - 10/01/2012	2	2
Freddie Mac
5.000% due 11/01/2018 - 12/01/2031	4,974	4,980
5.178% due 07/15/2019 - 10/15/2020	69,601	69,334
5.258% due 02/15/2019	24,189	24,070
5.500% due 01/01/2018 - 02/01/2038	28,589	28,515
6.000% due 02/01/2016 - 01/01/2038	47,792	48,546
6.063% due 02/25/2045	568	567
6.361% due 02/01/2023	46	47
6.500% due 12/01/2010	17	18
7.000% due 07/15/2022	1,393	1,392
7.262% due 12/01/2022	285	291
7.364% due 07/01/2030	79	80
7.500% due 01/15/2023 - 01/01/2026	3,290	3,352
8.000% due 11/01/2025 - 06/15/2030	1,541	1,584
9.000% due 12/15/2020	76	80
9.250% due 11/15/2019	2	2
9.500% due 02/01/2018	7	7
10.000% due 06/01/2011 - 03/01/2021	10	12
Ginnie Mae
5.625% due 09/20/2024 - 07/20/2030	1,508	1,518
6.000% due 01/15/2024 - 08/15/2037	2,129	2,181
6.125% due 12/20/2029	830	841
6.375% due 06/20/2023 - 06/20/2027	2,089	2,116
7.500% due 09/15/2014 - 09/15/2025	24	25
8.000% due 07/15/2010 - 08/15/2024	77	83
9.000% due 09/15/2008 - 11/15/2017	29	31
9.500% due 01/20/2019 - 12/15/2021	12	14
Small Business Administration
7.449% due 08/01/2010	352	360
7.970% due 01/25/2025	115	117

Total U.S. Government Agencies (Cost $1,706,824)		1,712,169

U.S. TREASURY OBLIGATIONS 9.2%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	2,388	2,467
2.000% due 07/15/2014	18,840	19,472
2.000% due 01/15/2016	8,210	8,428
2.000% due 01/15/2026	3,368	3,356
2.375% due 04/15/2011	212	221
2.375% due 01/15/2025	2,993	3,143
2.375% due 01/15/2027	28,343	29,981
2.625% due 07/15/2017	1,419	1,532
3.000% due 07/15/2012	36,340	39,370
3.375% due 04/15/2032	2,354	3,016
3.500% due 01/15/2011	85,586	92,072
3.625% due 04/15/2028	258	327

Total U.S. Treasury Obligations (Cost $202,060)		203,385

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,561	2,459
Banc of America Funding Corp.
4.111% due 05/25/2035	4,204	4,152
Bear Stearns Adjustable Rate Mortgage Trust
5.037% due 04/25/2033	1,763	1,766
Bear Stearns Alt-A Trust
5.368% due 05/25/2035	6,035	5,966
5.527% due 09/25/2035	855	843
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	5,000	5,118
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021	1,224	1,184
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,274	1,251
Countrywide Alternative Loan Trust
5.045% due 05/25/2047	3,463	3,270
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,559	1,546
CS First Boston Mortgage Securities Corp.
6.700% due 06/25/2032	66	66
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047	3,544	3,473
DLJ Acceptance Trust
11.000% due 08/01/2019	14	15
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046	3,838	3,759
4.945% due 01/25/2047	3,983	3,906
GSR Mortgage Loan Trust
5.251% due 11/25/2035	4,354	4,210
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	42	46
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037	2,527	2,480
Indymac ARM Trust
6.574% due 01/25/2032	42	42
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021	973	971
Morgan Stanley Capital I
5.088% due 10/15/2020	1,710	1,672
Nationslink Funding Corp.
5.592% due 11/10/2030	112	111
Prime Mortgage Trust
5.265% due 02/25/2019	241	241
5.265% due 02/25/2034	1,222	1,197
Structured Asset Mortgage Investments, Inc.
5.295% due 09/19/2032	726	706
Structured Asset Securities Corp.
6.039% due 02/25/2032	105	105
7.143% due 01/25/2032	86	86
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046	3,519	3,440
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021	3,075	3,029
Washington Mutual, Inc.
5.155% due 10/25/2045	1,111	1,044
5.988% due 11/25/2042	580	562
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,774	5,713

Total Mortgage-Backed Securities (Cost $65,296)		64,429

ASSET-BACKED SECURITIES 6.7%
ACE Securities Corp.
4.915% due 12/25/2036	2,229	2,165
American Express Credit Account Master Trust
5.138% due 09/15/2010	21,500	21,506
5.528% due 02/15/2012	4,270	4,269
Amortizing Residential Collateral Trust
5.135% due 06/25/2032	885	866
Argent Securities, Inc.
4.935% due 04/25/2036	292	291
Asset-Backed Funding Certificates
4.925% due 11/25/2036	3,265	3,162
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036	1,777	1,751
Bear Stearns Asset-Backed Securities Trust
4.925% due 01/25/2037	7,042	6,805
4.955% due 06/25/2047	2,267	2,181
5.315% due 03/25/2043	1,115	1,108
Chase Credit Card Master Trust
5.138% due 02/15/2011	6,600	6,599
Chase Issuance Trust
5.018% due 07/15/2011	7,200	7,182
Countrywide Asset-Backed Certificates
4.915% due 05/25/2037	4,060	3,964
EMC Mortgage Loan Trust
5.235% due 05/25/2040	2,495	2,474
First Franklin Mortgage Loan Asset-Backed Certificates
4.905% due 01/25/2038	7,257	7,022
4.915% due 11/25/2036	5,032	4,829
Fremont Home Loan Trust
4.925% due 01/25/2037	2,627	2,561
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036	1,970	1,898
JPMorgan Mortgage Acquisition Corp.
4.915% due 07/25/2036	4,997	4,908
Lehman XS Trust
4.935% due 05/25/2046	1,043	1,035
Long Beach Mortgage Loan Trust
5.145% due 10/25/2034	107	103
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	16,465	16,441
5.128% due 12/15/2011	12,280	12,260
Merrill Lynch Mortgage Investors, Inc.
4.895% due 06/25/2037	2,242	2,217
Morgan Stanley ABS Capital I
4.905% due 10/25/2036	1,535	1,514
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036	2,668	2,596
Option One Mortgage Loan Trust
4.905% due 02/25/2037	5,492	5,314
4.915% due 01/25/2037	3,439	3,384
Securitized Asset-Backed Receivables LLC Trust
4.925% due 12/25/2036	5,232	4,914
SLM Student Loan Trust
3.800% due 12/15/2038	13,800	13,528
Soundview Home Equity Loan Trust
4.925% due 06/25/2036	851	849
Structured Asset Securities Corp.
5.155% due 01/25/2033	237	233

Total Asset-Backed Securities (Cost $152,005)		149,929

	Shares
PREFERRED STOCKS 0.7%
DG Funding Trust
6.979% due 12/31/2049	1,568	16,587

Total Preferred Stocks (Cost $16,522)		16,587

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.1%
Commercial Paper 2.1%
Freddie Mac
3.000% due 01/02/2008	$11,000	11,000
4.350% due 01/23/2008	2,700	2,693
General Electric Capital Corp.
3.750% due 01/02/2008	33,400	33,400

		47,093

Repurchase Agreements 1.7%
Fixed Income Clearing Corp.
2.250% due 01/02/2008	32,000	32,000
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $32,643. Repurchase proceeds are $32,004.)
3.900% due 01/02/2008	5,791	5,791
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $5,908. Repurchase proceeds are $5,792.)

		37,791

U.S. Treasury Bills 0.3%
2.919% due 03/13/2008 (b)(d)(g)	5,570	5,517

Total Short-Term Instruments (Cost $90,422)		90,401

Purchased Options (i) 1.6% (Cost $7,361)		35,192
Total Investments 128.9% (Cost $2,829,357)		$2,862,480
Written Options (j) (1.2%) (Premiums $7,927)		(26,678)
Other Assets and Liabilities (Net) (27.7%)		(615,634)

Net Assets (e) 100.0%		$2,220,168

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $16,246 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $270,530 at a weighted average interest rate of 5.140%. On December 31, 2007, securities valued at $242,880 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $5,270 and cash of $8,130 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	3,186	$12,174
90-Day Eurodollar June Futures	Long	06/2008	4,290	11,185
90-Day Eurodollar June Futures	Long	06/2009	483	1,153
90-Day Eurodollar March Futures	Long	03/2009	1,249	3,332
90-Day Eurodollar September Futures	Long	09/2008	2,279	9,523
90-Day Eurodollar September Futures	Long	09/2009	491	1,102
U.S. Treasury 2-Year Note March Futures	Short	03/2008	304	(273)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	579	(269)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	854	656

				$38,583

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	$13,800	$16
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	13,700	16
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	1,700	0

						$32

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	$8,300	$(156)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(93)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	2,000	(34)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	(7)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	800	(9)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	2,000	(50)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	500	(7)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,900	(28)

						$(384)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	$85,300	$306
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010	6,600	43
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	14,700	179
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038	13,500	(243)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	13,200	41
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2038	4,100	(123)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	75,100	126
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	26,200	128
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	63,200	172
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038	8,300	(231)

						$398

(i) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$176,000	$849	$3,653
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	64,000	184	489
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	64,000	480	1,664
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	176,500	938	3,572
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	211,000	747	4,380
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	155,000	769	3,628
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	184,400	1,071	3,732
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	64,900	258	1,347
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	252,700	864	5,028
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	325,000	1,201	7,699

							$7,361	$35,192

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	132	$80	$95
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	56	23	159
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/22/2008	62	50	132
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	64	48	100
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	247	204	278
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	132	95	58
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	64	27	4
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	247	135	62

				$662	$888

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$76,400	$856	$2,784
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	14,000	174	461
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	28,000	481	1,424
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	76,000	898	2,627
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	91,600	759	3,338
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	67,000	804	2,796
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	37,500	499	1,297
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	43,000	529	1,570
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	28,600	259	1,042
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	85,000	860	3,338
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	108,300	1,146	5,113

							$7,265	$25,790

(k) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2023	$17,000	$16,890	$17,019
U.S. Treasury Bonds	3.125%	11/30/2009	13,200	13,190	13,314
U.S. Treasury Bonds	4.750%	08/15/2017	19,200	20,481	20,688
U.S. Treasury Notes	4.500%	05/15/2017	33,400	34,072	34,870

				$84,633	$85,891

(2)	Market value includes $740 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Total Return Fund III

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.1%
Daimler Finance North America LLC
9.000% due 08/03/2012		$9,975	$9,617
Idearc, Inc.
6.830% due 11/17/2014		8,536	8,143
Sensata Technologies, Inc.
6.637% due 04/27/2013		8	7
6.761% due 04/27/2013		2,977	2,837
SLM Corp.
0.000% due 02/16/2008		4,200	4,185

Total Bank Loan Obligations (Cost $25,214)			24,789

CORPORATE BONDS & NOTES 24.0%
Banking & Finance 19.6%
American Express Bank FSB
5.009% due 10/20/2009		4,000	3,984
6.000% due 09/13/2017		4,000	4,030
American Express Centurion Bank
5.250% due 05/07/2008		3,600	3,597
6.000% due 09/13/2017		4,000	4,030
American Express Credit Corp.
5.302% due 11/09/2009		5,700	5,606
American General Finance Corp.
6.900% due 12/15/2017		5,300	5,315
American International Group, Inc.
5.050% due 10/01/2015		400	387
5.078% due 06/16/2009		5,800	5,800
5.850% due 01/16/2018		10,400	10,488
ANZ National International Ltd.
4.938% due 08/07/2009		4,400	4,389
Bank of America N.A.
5.040% due 02/27/2009		800	799
Bank of Ireland
4.951% due 12/19/2008		4,700	4,698
Bank of Scotland PLC
5.254% due 07/17/2009		6,500	6,493
Barclays Bank PLC
5.450% due 09/12/2012		20,400	20,931
6.050% due 12/04/2017		3,400	3,432
Bear Stearns Cos., Inc.
5.072% due 08/21/2009		6,900	6,647
5.284% due 01/30/2009		4,300	4,256
5.494% due 07/16/2009		12,600	12,125
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,500	2,308
Calabash Re II Ltd.
13.391% due 01/08/2010		4,800	4,957
CIT Group, Inc.
5.091% due 12/19/2008		2,600	2,455
Citigroup Capital XXI
8.300% due 12/21/2057		4,000	4,189
Citigroup Funding, Inc.
4.858% due 06/26/2009		2,700	2,660
4.896% due 04/23/2009		700	696
Citigroup Global Markets Holdings, Inc.
5.091% due 03/17/2009		3,900	3,866
Citigroup, Inc.
4.872% due 12/28/2009		400	393
4.898% due 12/26/2008		8,700	8,666
5.024% due 01/30/2009		3,100	3,075
5.300% due 10/17/2012		1,100	1,115
5.500% due 08/27/2012		2,600	2,654
5.850% due 07/02/2013		700	722
6.125% due 08/25/2036		9,800	9,306
Deutsche Bank AG
6.000% due 09/01/2017		7,200	7,480
DnB NORBank ASA
5.312% due 10/13/2009		3,300	3,303
Export-Import Bank of China
4.875% due 07/21/2015		500	490
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		500	433
7.375% due 10/28/2009		2,700	2,542
General Electric Capital Corp.
4.939% due 08/15/2011		7,600	7,473
5.250% due 01/20/2010		13,200	13,051
5.280% due 10/21/2010		900	900
5.284% due 01/05/2009		10,500	10,490
5.303% due 10/06/2010		5,000	4,960
GMAC LLC
6.000% due 12/15/2011		600	504
Goldman Sachs Group, Inc.
4.924% due 12/23/2008		300	299
4.958% due 11/16/2009		5,000	4,910
4.974% due 12/22/2008		10,410	10,383
5.481% due 07/23/2009		7,900	7,895
6.250% due 09/01/2017		6,800	7,087
HBOS PLC
5.920% due 09/29/2049		700	611
HSBC Bank USA N.A.
5.286% due 06/10/2009		4,500	4,484
HSBC Capital Funding LP
9.547% due 12/29/2049		1,200	1,312
HSBC Finance Corp.
5.158% due 11/16/2009		7,770	7,654
5.240% due 10/21/2009		2,600	2,589
HSBC Holdings PLC
6.500% due 05/02/2036		3,800	3,706
6.500% due 09/15/2037		1,500	1,459
ICICI Bank Ltd.
5.788% due 01/12/2010		5,800	5,728
JPMorgan Chase & Co.
4.915% due 06/26/2009		2,900	2,888
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		5,700	5,808
JPMorgan Chase Capital
6.550% due 09/29/2036		700	634
KBC Bank Funding Trust III
9.860% due 11/29/2049		2,100	2,257
Lehman Brothers Holdings, Inc.
4.978% due 11/16/2009		11,000	10,721
5.082% due 08/21/2009		3,950	3,840
5.129% due 11/10/2009		2,500	2,428
5.170% due 05/25/2010		100	96
5.320% due 04/03/2009		2,300	2,250
5.429% due 07/18/2011		3,000	2,847
Longpoint Re Ltd.
10.241% due 05/08/2010		1,700	1,745
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008		6,300	6,217
4.960% due 08/14/2009		3,800	3,720
5.191% due 10/23/2008		4,400	4,342
5.211% due 12/04/2009		4,300	4,171
6.050% due 08/15/2012		1,100	1,122
6.400% due 08/28/2017		4,000	4,071
Morgan Stanley
4.750% due 04/01/2014		110	103
4.972% due 11/21/2008		2,900	2,879
5.332% due 01/15/2010		10,100	9,992
6.250% due 08/28/2017		1,300	1,324
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		600	569
Mystic Re Ltd.
15.081% due 06/07/2011		1,500	1,580
Nordea Bank Sweden AB
8.950% due 11/29/2049		500	539
Petroleum Export Ltd.
5.265% due 06/15/2011		453	450
Phoenix Quake Ltd.
7.680% due 07/03/2008		600	601
Phoenix Quake Wind I Ltd.
7.680% due 07/03/2008		600	601
Phoenix Quake Wind II Ltd.
8.730% due 07/03/2008		300	293
Prudential Financial, Inc.
6.625% due 12/01/2037		800	809
Prudential Holdings LLC
8.695% due 12/18/2023		265	328
Residential Reinsurance 2007 Ltd.
15.374% due 06/07/2010		700	730
Resona Bank Ltd.
5.850% due 09/29/2049		800	745
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		2,900	2,900
7.648% due 08/29/2049		3,800	3,931
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		3,700	3,717
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		18,800	18,739
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,700	1,575
State Street Capital Trust IV
5.991% due 06/15/2037		600	467
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		5,800	5,424
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	669
UBS AG
5.875% due 12/20/2017		2,500	2,522
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		18,400	18,367
USB Capital IX
6.189% due 04/15/2049		600	543
VTB Capital S.A.
5.494% due 08/01/2008		3,500	3,469
Wachovia Bank N.A.
4.848% due 06/27/2008		3,900	3,897
Wachovia Corp.
5.372% due 10/15/2011		14,600	14,288
Westpac Banking Corp.
5.212% due 06/06/2008		2,300	2,299
World Financial Properties
6.950% due 09/01/2013		155	162

			427,481

Industrials 3.7%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		3,200	3,469
CODELCO, Inc.
6.150% due 10/24/2036		400	396
Comcast Corp.
5.875% due 02/15/2018		1,000	999
6.450% due 03/15/2037		1,000	1,021
Daimler Finance North America LLC
5.328% due 08/03/2009		3,900	3,875
5.461% due 03/13/2009		1,900	1,890
El Paso Corp.
9.625% due 05/15/2012		1,000	1,100
Gaz Capital for Gazprom
6.212% due 11/22/2016		700	673
General Mills, Inc.
5.310% due 01/22/2010		3,200	3,180
HJ Heinz Co.
6.428% due 12/01/2008		700	713
International Business Machines Corp.
5.700% due 09/14/2017		28,100	29,103
Kraft Foods, Inc.
6.125% due 02/01/2018		3,000	3,028
6.875% due 02/01/2038		1,300	1,367
Nucor Corp.
5.750% due 12/01/2017		4,800	4,845
Peabody Energy Corp.
7.375% due 11/01/2016		1,500	1,545
Pemex Project Funding Master Trust
9.125% due 10/13/2010		15	17
Rohm & Haas Co.
6.000% due 09/15/2017		2,000	2,036
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	8,522
Time Warner, Inc.
5.109% due 11/13/2009		3,400	3,318
Transocean, Inc.
5.341% due 09/05/2008		3,900	3,881
United Airlines, Inc.
6.071% due 03/01/2013		137	137
Vale Overseas Ltd.
6.250% due 01/23/2017		700	706
6.875% due 11/21/2036		700	712
Williams Cos., Inc.
6.375% due 10/01/2010		4,600	4,675

			81,208

Utilities 0.7%
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		150	160
Enel Finance International S.A.
6.800% due 09/15/2037		10,200	10,281
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,184
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,600	1,515
Sprint Capital Corp.
6.125% due 11/15/2008		800	801
Virginia Electric and Power Co.
6.350% due 11/30/2037		500	514

			14,455

Total Corporate Bonds & Notes (Cost $525,340)			523,144

MUNICIPAL BONDS & NOTES 0.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035		300	303
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036		3,100	3,222
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		2,200	2,211

Total Municipal Bonds & Notes (Cost $5,656)			5,736

COMMODITY INDEX-LINKED NOTES 0.2%
Goldman Sachs Commodity Index Total Return 0.2%
Morgan Stanley
4.805% due 07/07/2008		5,000	5,010

Total Commodity Index-Linked Notes (Cost $5,000)			5,010

U.S. GOVERNMENT AGENCIES 68.6%
Fannie Mae
4.194% due 03/01/2033		127	129
4.500% due 09/01/2034		146	138
4.535% due 07/01/2035		7,013	7,024
4.669% due 05/25/2035		800	807
4.714% due 08/01/2035		6,385	6,469
4.823% due 09/01/2034		743	741
4.848% due 08/01/2035		3,114	3,114
4.863% due 01/01/2035		1,244	1,243
4.925% due 07/25/2037		5,547	5,340
5.000% due 10/01/2017 - 02/01/2038		294,147	289,381
5.056% due 07/01/2034		55	55
5.500% due 05/01/2013 - 02/01/2038		576,059	576,146
5.500% due 04/01/2034 - 06/01/2037 (f)		111,101	111,115
5.877% due 02/01/2031		5	6
6.000% due 10/01/2016 - 01/01/2038		219,057	222,531
6.000% due 10/01/2037 (f)		49,833	50,616
6.063% due 07/01/2044		740	743
6.500% due 01/01/2011 - 06/25/2044		31,440	32,340
7.000% due 03/01/2013 - 10/01/2031		52	55
7.500% due 05/01/2011 - 02/01/2027		224	240
9.000% due 06/01/2025		1	1
12.500% due 06/15/2015		3	3
Federal Housing Administration
7.430% due 01/25/2023		663	672
Freddie Mac
5.000% due 12/01/2017 - 09/01/2035		3,137	3,114
5.178% due 07/15/2019 - 10/15/2020		63,249	63,006
5.258% due 02/15/2019		22,421	22,311
5.500% due 06/01/2019 - 02/01/2038		20,707	20,659
5.778% due 08/15/2032		867	864
6.000% due 02/01/2016 - 01/01/2038		30,402	30,892
6.063% due 02/25/2045		465	464
6.500% due 05/01/2016 - 05/15/2032		32,023	33,632
6.995% due 04/01/2033		12	12
7.000% due 11/01/2011 - 07/01/2029		2,211	2,327
7.262% due 12/01/2022		46	47
7.364% due 07/01/2030		23	23
7.500% due 07/01/2011 - 09/01/2025		41	44
8.000% due 01/01/2012		7	8
Ginnie Mae
5.625% due 09/20/2023 - 08/20/2027		373	375
5.628% due 02/16/2030		140	141
5.750% due 02/20/2032		1,377	1,391
6.000% due 01/15/2029 - 06/15/2037		2,432	2,491
6.125% due 10/20/2024 - 12/20/2026		350	355
6.375% due 06/20/2022 - 01/20/2026		713	722
6.500% due 05/15/2032 - 06/15/2032		51	53
7.000% due 12/15/2011 - 02/20/2032		57	60
10.250% due 02/15/2017		463	518
Small Business Administration
5.130% due 09/01/2023		785	793
5.520% due 06/01/2024		5,122	5,270
7.449% due 08/01/2010		143	147

Total U.S. Government Agencies (Cost $1,492,145)			1,498,628

U.S. TREASURY OBLIGATIONS 7.6%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		2,161	2,232
2.000% due 07/15/2014		21,627	22,352
2.000% due 01/15/2026		3,070	3,059
2.375% due 04/15/2011		212	221
2.375% due 01/15/2025		5,240	5,502
2.375% due 01/15/2027		40,013	42,326
2.625% due 07/15/2017		1,318	1,423
3.500% due 01/15/2011		79,913	85,969
3.625% due 04/15/2028		2,079	2,634

Total U.S. Treasury Obligations (Cost $165,149)			165,718

MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,016	1,935
Banc of America Funding Corp.
4.111% due 05/25/2035		2,850	2,815
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		296	302
Bear Stearns Adjustable Rate Mortgage Trust
4.609% due 01/25/2034		2,018	1,998
5.608% due 02/25/2033		229	228
5.789% due 02/25/2033		234	238
Bear Stearns Alt-A Trust
5.368% due 05/25/2035		3,778	3,735
5.527% due 09/25/2035		1,768	1,742
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		6,342	6,302
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		4,745	4,696
5.684% due 01/26/2036		4,068	4,032
5.787% due 12/26/2046		2,301	2,273
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		912	883
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,035	1,016
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		3,280	3,290
Countrywide Alternative Loan Trust
5.045% due 05/25/2047		2,944	2,780
Countrywide Home Loan Mortgage Pass-Through Trust
4.726% due 02/20/2035		6,456	6,423
4.801% due 11/25/2034		3,557	3,533
5.250% due 02/20/2036		1,262	1,251
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047		3,778	3,703
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		3,331	3,263
4.945% due 01/25/2047		3,637	3,567
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		2,994	2,969
GSR Mortgage Loan Trust
5.251% due 11/25/2035		4,093	3,957
Harborview Mortgage Loan Trust
5.055% due 01/19/2038		4,822	4,766
5.148% due 07/19/2035		3,031	2,996
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		2,183	2,142
Indymac ARM Trust
6.574% due 01/25/2032		21	21
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		2,065	2,014
5.189% due 01/25/2036		4,604	4,549
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		738	737
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		3,462	3,429
Mellon Residential Funding Corp.
5.508% due 06/15/2030		3,347	3,306
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		1,786	1,720
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035		622	601
Morgan Stanley Capital I
5.088% due 10/15/2020		1,600	1,564
Prime Mortgage Trust
5.265% due 02/25/2019		138	137
5.265% due 02/25/2034		631	618
Structured Asset Mortgage Investments, Inc.
4.995% due 03/25/2037		4,926	4,686
5.215% due 07/19/2035		3,799	3,660
Structured Asset Securities Corp.
5.331% due 10/25/2035		3,146	3,117
6.039% due 02/25/2032		49	49
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		3,128	3,058
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		2,865	2,822
Washington Mutual, Inc.
5.155% due 10/25/2045		881	828
5.988% due 11/25/2042		504	489
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,732	4,681

Total Mortgage-Backed Securities (Cost $120,147)			118,921

ASSET-BACKED SECURITIES 4.6%
Asset-Backed Funding Certificates
4.925% due 11/25/2036		2,177	2,108
4.925% due 01/25/2037		2,285	2,250
Asset-Backed Securities Corp. Home Equity
5.140% due 09/25/2034		778	762
Bear Stearns Asset-Backed Securities Trust
4.925% due 01/25/2037		6,402	6,186
5.315% due 03/25/2043		483	479
Carrington Mortgage Loan Trust
5.103% due 10/25/2035		1,598	1,483
5.115% due 06/25/2035		2,163	2,152
Countrywide Asset-Backed Certificates
4.915% due 07/25/2037		10,185	9,864
5.125% due 05/25/2036		8,419	8,273
5.345% due 12/25/2031		393	363
Credit-Based Asset Servicing & Securitization LLC
4.955% due 12/25/2037		11,151	10,881
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036		4,394	4,216
Fremont Home Loan Trust
4.925% due 01/25/2037		2,343	2,284
GSAMP Trust
4.935% due 12/25/2036		3,454	3,362
HFC Home Equity Loan Asset-Backed Certificates
5.239% due 01/20/2034		3,737	3,652
HSBC Asset Loan Obligation
4.925% due 12/25/2036		6,819	6,547
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036		1,751	1,687
JPMorgan Mortgage Acquisition Corp.
4.915% due 07/25/2036		4,426	4,347
4.915% due 08/25/2036		1,388	1,364
Lehman XS Trust
4.935% due 05/25/2046		924	917
Long Beach Mortgage Loan Trust
5.145% due 10/25/2034		97	94
MBNA Master Credit Card Trust
5.900% due 08/15/2011		300	306
7.800% due 10/15/2012		200	216
Morgan Stanley ABS Capital I
4.895% due 06/25/2036		1,990	1,963
4.905% due 10/25/2036		1,308	1,290
4.915% due 11/25/2036		5,689	5,393
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011		271	270
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		1,151	1,143
Option One Mortgage Loan Trust
4.915% due 01/25/2037		4,203	4,136
Residential Asset Securities Corp.
4.935% due 11/25/2036		2,861	2,796
Securitized Asset-Backed Receivables LLC Trust
4.925% due 12/25/2036		4,835	4,541
Structured Asset Securities Corp.
4.915% due 10/25/2036		3,578	3,515
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		1,903	1,869

Total Asset-Backed Securities (Cost $103,545)			100,709

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		200	209
China Development Bank
5.000% due 10/15/2015		600	593

Total Sovereign Issues (Cost $793)			802

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,900	1,037
12.500% due 01/05/2022		2,800	1,762
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,200	14,481
HBOS PLC
4.875% due 03/29/2049		7,480	9,923
KBC Bank Funding Trust II
6.875% due 06/29/2049		3,000	4,481

Total Foreign Currency-Denominated Issues (Cost $29,625)			31,684

		Shares
PREFERRED STOCKS 0.7%
Centaur Funding Corp.
9.080% due 04/21/2020		125	145
DG Funding Trust
6.979% due 12/31/2049		1,065	11,266
Northern Rock PLC
8.000% due 12/31/2049		260,000	3,575

Total Preferred Stocks (Cost $17,965)			14,986

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.4%
Certificates of Deposit 2.7%
Bank of Ireland
5.282% due 01/15/2010		$11,100	11,119
Barclays Bank PLC
4.619% due 03/17/2008		9,800	9,802
Calyon Financial, Inc.
5.204% due 01/16/2009		7,900	7,889
Fortis Bank NY
4.745% due 04/28/2008		2,100	2,099
4.767% due 06/30/2008		3,100	3,097
4.780% due 09/30/2008		4,500	4,491
Nordea Bank Finland PLC
4.991% due 05/28/2008		2,900	2,901
5.230% due 04/09/2009		8,100	8,093
Royal Bank of Scotland Group PLC
4.734% due 03/26/2008		2,000	1,999
Societe Generale NY
4.768% due 06/30/2008		3,000	3,001
Unicredito Italiano NY
5.062% due 05/29/2008		4,100	4,100

			58,591

Commercial Paper 1.1%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		25,000	24,985
Repurchase Agreements 1.2%
Fixed Income Clearing Corp.
2.250% due 01/02/2008		19,000	19,000
(Dated 12/31/2007. Collateralized by Freddie Mac 5.000% due 01/16/2009 valued at $19,383. Repurchase proceeds are $19,002.)
3.900% due 01/02/2008		6,154	6,154
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% - 6.000% due 01/15/2008 - 02/06/2017 valued at $6,278. Repurchase proceeds are $6,155.)

			25,154

U.S. Treasury Bills 0.4%
2.941% due 02/28/2008 - 03/13/2008 (a)(c)(d)(g)		8,670	8,595

Total Short-Term Instruments (Cost $117,351)			117,325

Purchased Options (i) 1.4% (Cost $6,558)			31,510
Total Investments 120.8% (Cost $2,614,488)			$2,638,962
Written Options (j) (1.1%) (Premiums $7,122)			(23,934)
Other Assets and Liabilities (Net) (19.7%)			(430,540)

Net Assets (e) 100.0%			$2,184,488

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $1,981 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $3,811 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $17,680 and derivative instruments with an aggregate depreciation of ($341) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowings outstanding during the period ended December 31, 2007 was $225,062 at a weighted average interest rate of 5.140%. On December 31, 2007, securities valued at $69,621 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $2,803 and cash of $11,005 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	3,578	$11,728
90-Day Eurodollar June Futures	Long	06/2008	2,032	4,857
90-Day Eurodollar June Futures	Long	06/2009	230	609
90-Day Eurodollar March Futures	Long	03/2009	2,474	6,737
90-Day Eurodollar September Futures	Long	09/2008	323	652
90-Day Eurodollar September Futures	Long	09/2009	51	143
U.S. Treasury 2-Year Note March Futures	Short	03/2008	301	(271)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	534	(248)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	917	710
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	251	781
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,238	1,098
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	137	413
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	620	483
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	366	1,104
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	382	1,000

				$29,796

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	$1,100	$(38)
Barclays Bank PLC	GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	1,000	(99)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.830%	07/20/2011	1,000	9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,000	(9)
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	1,000	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	1,500	0
Goldman Sachs & Co.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	300	(26)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	600	(66)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	900	(1)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	2,000	(28)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	100	1
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	400	(11)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	400	(11)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	2,400	(12)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	900	(12)
Lehman Brothers, Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	10,000	(421)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	1,300	(5)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	400	4
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	1,400	2
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	800	(20)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	4,200	(380)
Morgan Stanley	GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	4,200	(195)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	1,000	(4)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	900	(1)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	4,000	(10)
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	1,400	19
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	800	1

						$(1,314)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	$7,800	$(147)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(93)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,900	(32)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	(7)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	20,000	(207)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,800	(45)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	500	(6)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,800	(27)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	700	(8)

						$(572)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	6,600	$(171)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		9,000	117
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		62,300	(340)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	9,400	(80)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		2,400	(18)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		6,200	(48)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		3,400	22
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		3,700	85
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		10,100	(122)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		8,200	34
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		14,400	(214)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,800	18
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		700	(13)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	69
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		14,000	71
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		5,700	(32)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		1,400	(26)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		9,000	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		4,300	(83)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(14)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		4,900	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(7)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	14
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	14,300	61
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		8,100	56
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,600	153
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,000	141
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,800	172
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	21
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		8,600	34
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		16,900	191
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		39,100	846
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		3,100	117
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		2,600	(299)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		400	(60)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	193
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		800	58
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		7,500	48
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		11,100	233
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,900	429
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		700	(86)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017	JPY	270,000	57
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/19/2017		510,000	109
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	7,000	(15)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		19,800	(35)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		8,400	(9)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		9,200	19
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$84,600	304
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		6,100	40
Bank of America	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		17,600	214
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		13,400	(241)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		13,000	41
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		4,000	(120)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		65,700	110
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		25,900	126
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		61,500	172
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038		8,200	(228)

							$2,112

(i) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$155,000	$748	$3,217
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	59,000	170	451
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	60,000	450	1,560
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	148,100	784	2,997
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	191,600	678	3,977
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	131,200	651	3,071
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	162,400	943	3,286
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	58,900	234	1,223
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	229,400	784	4,564
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	302,400	1,116	7,164

							$6,558	$31,510

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/22/2008	130	$79	$93
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/22/2008	51	21	145
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/22/2008	57	46	122
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/22/2008	61	46	95
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/22/2008	245	202	276
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/22/2008	130	93	57
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/22/2008	61	25	4
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	245	134	61

				$646	$853

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$67,400	$756	$2,456
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	13,000	162	428
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	26,000	447	1,322
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	64,000	754	2,212
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	83,100	689	3,028
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	57,000	684	2,379
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	33,100	440	1,144
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	38,000	467	1,388
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,600	232	933
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	77,200	781	3,032
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	100,800	1,064	4,759

							$6,476	$23,081

(k) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Bonds	3.125%	11/30/2009	$13,000	$12,990	$13,113
U.S. Treasury Notes	4.500%	05/15/2017	32,300	32,897	33,724

				$45,887	$46,837

(2)	Market value includes $330 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,556	05/2008	$0	$(1)	$(1)
Buy	AUD	7,175	01/2008	0	(2)	(2)
Sell		1,494	01/2008	8	0	8
Buy		1,249	02/2008	26	0	26
Buy	BRL	34,677	03/2008	2,873	(7)	2,866
Buy		91,881	07/2008	4,028	0	4,028
Buy	CLP	234,969	03/2008	25	0	25
Buy		177,894	07/2008	0	(1)	(1)
Buy	CNY	14,525	01/2008	22	0	22
Sell		14,525	01/2008	0	(36)	(36)
Sell	EUR	21,096	01/2008	49	0	49
Buy	GBP	595	01/2008	0	0	0
Sell		18,550	01/2008	430	(6)	424
Buy	IDR	12,789,000	05/2008	0	(104)	(104)
Buy	INR	453,002	05/2008	646	0	646
Sell		453,002	05/2008	0	(445)	(445)
Buy	JPY	131,524	02/2008	0	(3)	(3)
Buy	KRW	4,836,879	01/2008	0	(136)	(136)
Buy		4,911,385	05/2008	6	(30)	(24)
Buy		4,435,233	08/2008	0	(22)	(22)
Buy	KWD	118	05/2008	2	0	2
Buy	MXN	122,841	03/2008	78	(21)	57
Sell		36,126	03/2008	0	(26)	(26)
Buy		39,943	07/2008	33	(5)	28
Buy	MYR	17,009	05/2008	88	0	88
Buy	NZD	1,011	01/2008	19	0	19
Buy		1,011	02/2008	0	(5)	(5)
Buy	PHP	200,198	05/2008	462	0	462
Buy	PLN	7,909	03/2008	270	0	270
Sell		7,909	03/2008	0	(35)	(35)
Buy		22,550	07/2008	871	0	871
Sell		22,550	07/2008	0	(96)	(96)
Buy	RUB	266,649	01/2008	463	0	463
Sell		266,649	01/2008	8	(2)	6
Buy		265,080	07/2008	235	0	235
Sell		30,543	07/2008	0	(4)	(4)
Buy		114,396	11/2008	2	0	2
Buy	SAR	1,594	05/2008	0	(2)	(2)
Buy	SEK	11,210	03/2008	0	(19)	(19)
Buy	SGD	9,696	02/2008	192	(1)	191
Buy		14,576	05/2008	439	0	439
Buy	ZAR	3,566	07/2008	12	(13)	(1)

				$11,287	$(1,022)	$10,265

See accompanying notes

Schedule of Investments

Asset-Backed Securities Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.1%
American International Group, Inc.
5.850% due 01/16/2018	$3,000	$3,025
Bear Stearns Cos., Inc.
6.400% due 10/02/2017	2,000	1,936
6.950% due 08/10/2012	5,000	5,146
Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,774	1,876
CVS Lease Pass-Through
5.880% due 01/10/2028	1,912	1,852
Exelon Generation Co. LLC
6.200% due 10/01/2017	1,410	1,404
General Electric Capital Corp.
5.031% due 03/16/2009	3,000	3,000
Masco Corp.
5.875% due 07/15/2012	5,000	5,130
Northwest Airlines, Inc.
5.345% due 02/06/2015	1,676	1,659
Preferred Term Securities XII
5.541% due 03/24/2034	2,250	2,162
Prudential Financial, Inc.
6.000% due 12/01/2017	10,000	10,014
6.625% due 12/01/2037	1,000	1,012
SLM Corp.
3.625% due 03/17/2008	2,000	1,983
United Airlines, Inc.
6.636% due 07/02/2022	2,000	1,963

Total Corporate Bonds & Notes (Cost $41,949)		42,162

MUNICIPAL BONDS & NOTES 0.4%
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,000	3,847

Total Municipal Bonds & Notes (Cost $3,760)		3,847

U.S. GOVERNMENT AGENCIES 34.0%
Fannie Mae
0.000% due 09/25/2008 (c)	54	53
3.083% due 08/01/2033	258	262
3.460% due 10/01/2033	588	588
3.490% due 12/25/2021	18	17
3.500% due 04/01/2010 - 09/01/2033	1,487	1,485
3.676% due 09/01/2033	13	13
3.753% due 09/01/2033	1,859	1,792
3.939% due 09/01/2033	1,482	1,451
3.959% due 05/01/2033	414	413
3.962% due 05/01/2034	899	891
3.973% due 04/01/2033	130	130
3.997% due 05/01/2033	537	541
4.000% due 05/20/2010 - 11/25/2033	2,519	2,480
4.005% due 12/01/2033	12	13
4.044% due 07/01/2033	256	256
4.047% due 05/01/2034	248	249
4.085% due 02/01/2035	120	120
4.098% due 09/01/2033	156	153
4.125% due 07/09/2012	100	100
4.141% due 04/01/2034	734	731
4.186% due 11/01/2034	1,835	1,853
4.222% due 09/01/2033	192	189
4.250% due 03/25/2033 - 05/25/2033	648	634
4.299% due 01/01/2033 - 04/01/2035	782	786
4.320% due 09/01/2035	1,238	1,235
4.324% due 01/01/2035	77	77
4.349% due 03/01/2035	1,509	1,519
4.386% due 07/01/2035	1,763	1,759
4.397% due 04/01/2034	44	44
4.404% due 05/01/2035	320	317
4.413% due 03/01/2035	216	215
4.433% due 02/01/2035	575	571
4.440% due 04/01/2033	1,939	1,934
4.450% due 06/01/2035	751	755
4.462% due 05/01/2036	1,302	1,305
4.466% due 01/01/2035 - 04/01/2035	589	587
4.487% due 01/01/2035	878	878
4.489% due 01/01/2035	245	243
4.500% due 01/01/2010 - 09/25/2018	1,049	1,042
4.505% due 03/01/2034 - 03/01/2035	1,890	1,913
4.509% due 06/01/2033	546	553
4.512% due 01/01/2035	256	254
4.527% due 12/01/2034	204	203
4.539% due 06/01/2035	2,061	2,052
4.563% due 09/01/2035	3,204	3,174
4.565% due 11/01/2034	398	396
4.570% due 07/01/2035	1,565	1,562
4.573% due 07/01/2033	106	106
4.577% due 04/01/2035	1,513	1,498
4.578% due 11/01/2034	165	166
4.584% due 07/01/2034	83	83
4.608% due 03/01/2033	14	14
4.650% due 11/01/2034	21	21
4.663% due 07/01/2033	180	179
4.664% due 04/01/2035	331	330
4.669% due 05/25/2035	2,000	2,017
4.670% due 06/01/2033	146	147
4.674% due 05/01/2035	1,034	1,030
4.688% due 04/01/2033	1,750	1,756
4.721% due 03/01/2035	213	214
4.756% due 01/01/2015	37	36
4.759% due 07/01/2034	585	591
4.764% due 02/01/2035	165	165
4.768% due 10/01/2034	57	57
4.769% due 10/01/2035	409	411
4.833% due 01/01/2035	375	378
4.838% due 07/01/2035	2,307	2,300
4.842% due 07/01/2035 (g)	4,727	4,748
4.843% due 01/01/2035	123	123
4.850% due 05/01/2036	1,524	1,531
4.878% due 09/01/2035	2,733	2,731
4.881% due 06/01/2035	624	628
4.898% due 06/01/2033	197	198
4.900% due 06/01/2035	903	901
4.910% due 02/01/2035	594	599
4.949% due 04/01/2036	576	581
4.995% due 03/25/2036	551	549
5.000% due 09/01/2009 - 09/01/2037	29,145	28,329
5.000% due 06/01/2020 - 11/01/2036 (g)	6,902	6,842
5.033% due 09/25/2008	21	21
5.045% due 07/01/2035	183	184
5.050% due 06/01/2033	130	132
5.052% due 07/01/2035	1,172	1,189
5.056% due 02/01/2035	1,390	1,394
5.079% due 03/01/2036	597	599
5.092% due 08/01/2035	300	302
5.098% due 10/01/2035	2,169	2,181
5.105% due 08/25/2031 - 05/25/2032	630	628
5.133% due 10/25/2008	44	44
5.152% due 12/01/2035	2,010	2,027
5.165% due 12/25/2025 - 04/25/2029	111	111
5.172% due 02/01/2036	1,519	1,548
5.183% due 09/25/2008	9	9
5.206% due 12/01/2036	616	628
5.215% due 12/25/2016	38	38
5.220% due 04/01/2036	463	465
5.222% due 03/01/2032	129	130
5.230% due 12/01/2014	25	25
5.237% due 12/01/2032	1,165	1,180
5.250% due 08/18/2017	100	100
5.254% due 02/01/2036	2,800	2,842
5.256% due 03/01/2036	472	474
5.272% due 12/01/2035	104	106
5.293% due 04/01/2037	422	426
5.311% due 09/01/2035	2,576	2,626
5.315% due 10/25/2030 - 02/25/2033	590	593
5.325% due 06/25/2021 - 10/25/2021	128	129
5.365% due 05/25/2023 - 08/25/2031	2,235	2,252
5.370% due 08/25/2043	1,000	1,015
5.375% due 01/25/2020 - 10/25/2031	345	347
5.387% due 04/01/2032	195	202
5.396% due 05/18/2032	347	349
5.425% due 12/25/2021	233	235
5.428% due 11/17/2030	177	178
5.431% due 09/17/2027	11	11
5.471% due 01/01/2033	409	412
5.475% due 03/25/2008	5	5
5.500% due 07/25/2008 - 01/01/2038	25,774	25,695
5.500% due 11/01/2036 - 05/01/2037 (g)	64,277	64,216
5.511% due 01/01/2037	195	198
5.515% due 11/25/2031	745	754
5.520% due 07/01/2034	119	120
5.526% due 10/01/2017	22	22
5.546% due 12/18/2031	997	1,009
5.569% due 01/01/2029	24	25
5.579% due 01/01/2017	31	31
5.583% due 05/01/2017	67	68
5.585% due 12/01/2017	40	40
5.596% due 11/18/2031	41	41
5.602% due 09/01/2015	47	47
5.609% due 10/01/2027	12	12
5.613% due 10/01/2028	58	59
5.620% due 05/01/2036	197	199
5.625% due 10/01/2016 - 12/01/2028	163	164
5.626% due 05/01/2036	355	357
5.633% due 10/01/2026 - 11/01/2040	262	264
5.642% due 10/01/2018	929	937
5.662% due 05/01/2036	147	150
5.725% due 05/25/2018 - 10/25/2020	162	165
5.775% due 08/25/2023	108	109
5.801% due 04/01/2036	382	384
5.825% due 12/01/2036	325	332
5.850% due 09/16/2028	67	67
5.865% due 04/25/2032	69	70
5.875% due 12/25/2023	137	139
5.893% due 12/01/2036	341	347
5.959% due 05/01/2025	200	202
5.975% due 12/25/2008	71	71
6.000% due 03/01/2009 - 12/25/2023	852	868
6.050% due 05/25/2023	66	66
6.063% due 07/01/2042 - 10/01/2044	547	548
6.075% due 01/25/2024	577	591
6.080% due 01/01/2037	1,779	1,813
6.154% due 04/01/2036	54	55
6.209% due 12/01/2024	44	45
6.220% due 10/01/2031	86	88
6.250% due 02/01/2011	461	481
6.253% due 11/01/2032	252	256
6.263% due 11/01/2030 - 10/01/2040	265	267
6.280% due 02/01/2018	12	12
6.300% due 12/01/2024	12	13
6.305% due 10/01/2032	43	44
6.400% due 12/01/2017	57	57
6.440% due 02/01/2011 - 07/01/2036	961	995
6.450% due 11/01/2019	28	28
6.495% due 03/01/2019	26	26
6.500% due 12/25/2023	201	210
6.510% due 08/01/2036	1,085	1,121
6.625% due 07/01/2010	22	23
6.635% due 03/01/2034	65	65
6.665% due 08/01/2018	38	39
6.667% due 10/25/2008	24	24
6.770% due 01/18/2029	239	249
6.785% due 10/01/2033	64	65
6.811% due 11/01/2035	47	48
6.907% due 09/01/2030	51	52
6.948% due 03/01/2030	31	31
7.000% due 03/01/2015 (g)	1,196	1,247
7.000% due 02/01/2019 - 07/25/2042	171	179
7.015% due 10/25/2008	29	29
7.031% due 05/01/2033	80	81
7.053% due 08/01/2032	70	70
7.063% due 09/01/2033	12	12
7.080% due 03/01/2027	12	12
7.098% due 09/01/2033	50	51
7.106% due 01/01/2028	31	31
7.125% due 03/01/2029	20	20
7.190% due 03/01/2027	82	84
7.196% due 04/01/2018	24	25
7.215% due 05/01/2031	15	15
7.226% due 10/01/2033	987	1,001
7.250% due 09/01/2032	27	28
7.456% due 11/01/2024	125	126
7.500% due 08/25/2021 - 04/25/2022	251	262
8.515% due 10/25/2008	58	58
10.725% due 08/25/2021	103	123
Farmer Mac
7.547% due 01/25/2012	360	363
Federal Home Loan Bank
3.000% due 06/02/2008	1,950	1,937
3.625% due 07/14/2010	500	497
4.750% due 07/14/2017	100	99
5.000% due 06/19/2018	500	497
Federal Housing Administration
7.430% due 03/01/2021	12	12
Freddie Mac
3.350% due 08/15/2023	127	126
3.533% due 09/01/2033	454	452
3.560% due 10/15/2022	51	51
3.815% due 09/01/2033	84	84
3.856% due 01/01/2034	97	96
4.000% due 09/25/2009 - 10/15/2033	521	479
4.140% due 04/01/2034	332	330
4.171% due 06/01/2034	1,245	1,239
4.173% due 05/15/2023	136	136
4.185% due 02/01/2035	707	707
4.190% due 04/01/2035	829	841
4.201% due 04/01/2033	105	106
4.217% due 02/01/2035	1,034	1,029
4.244% due 03/01/2034	211	215
4.276% due 10/01/2033	178	177
4.292% due 12/01/2033	377	385
4.331% due 11/01/2034	110	108
4.335% due 11/01/2034	281	280
4.339% due 02/01/2035	212	210
4.359% due 02/01/2035	139	138
4.366% due 01/01/2035	186	185
4.368% due 11/01/2034	312	311
4.376% due 01/01/2035	309	306
4.385% due 11/01/2034	97	96
4.392% due 09/01/2035 (g)	1,530	1,513
4.398% due 11/01/2033	117	117
4.410% due 01/01/2035	720	715
4.411% due 03/01/2034	2,605	2,665
4.424% due 01/01/2035	321	315
4.427% due 02/01/2035 - 04/01/2035	1,774	1,762
4.431% due 02/01/2035	186	184
4.448% due 02/01/2035	281	279
4.454% due 06/01/2035	1,334	1,327
4.461% due 10/01/2034	162	161
4.473% due 11/01/2034	149	148
4.500% due 08/01/2010 - 09/15/2018	2,388	2,379
4.502% due 02/01/2035	230	227
4.569% due 01/01/2035	951	972
4.582% due 08/01/2035	1,312	1,308
4.672% due 09/01/2035	376	375
4.732% due 12/01/2033	1,192	1,200
4.829% due 11/01/2035	704	703
4.852% due 09/01/2035	130	130
4.881% due 01/01/2037	1,278	1,255
4.897% due 03/01/2035	2,583	2,575
4.929% due 11/01/2035	3,294	3,299
4.949% due 04/01/2034	161	162
4.988% due 05/01/2035	756	757
5.000% due 02/15/2011 - 09/15/2035	1,840	1,821
5.017% due 12/01/2035	553	558
5.090% due 09/25/2023	1,212	1,219
5.125% due 08/25/2031	268	268
5.162% due 07/01/2034	1,859	1,860
5.186% due 09/01/2035	375	377
5.209% due 11/01/2034	817	828
5.225% due 10/25/2029	3	3
5.228% due 03/15/2031	1,047	1,045
5.250% due 07/30/2018	100	100
5.278% due 10/15/2032	77	77
5.321% due 09/01/2035	78	78
5.361% due 04/01/2036	407	411
5.363% due 04/01/2035	348	350
5.378% due 12/15/2029	80	80
5.422% due 02/01/2036	165	168
5.457% due 07/01/2037	223	224
5.462% due 09/15/2023	97	97
5.478% due 12/15/2031	28	28
5.500% due 12/01/2008 - 10/15/2015	724	727
5.523% due 01/01/2032	52	53
5.528% due 04/15/2032	1,256	1,267
5.562% due 05/15/2023	333	333
5.578% due 08/15/2029 - 08/15/2031	680	686
5.589% due 12/01/2035	364	364
5.662% due 04/01/2036	242	244
5.698% due 03/01/2025	87	88
5.709% due 03/01/2037	2,871	2,922
5.712% due 03/15/2020	72	72
5.759% due 03/01/2036	1,376	1,396
5.836% due 04/01/2032	140	141
5.913% due 08/01/2031	325	330
5.920% due 07/01/2037	5,212	5,279
5.993% due 12/01/2024	578	586
6.000% due 11/01/2036 - 09/01/2037 (g)	16,633	16,885
6.012% due 02/15/2021	30	30
6.063% due 02/25/2045	74	74
6.080% due 11/01/2024	266	270
6.112% due 10/15/2022	129	129
6.162% due 05/15/2023	43	44
6.263% due 07/25/2044	2,985	2,985
6.289% due 01/01/2035	49	49
6.500% due 03/15/2009 - 07/25/2043	691	709
6.500% due 05/15/2029 (g)	3,544	3,663
6.590% due 05/01/2026	69	71
6.633% due 10/01/2033	22	22
6.695% due 10/01/2036	5,018	5,153
6.718% due 09/01/2036	7,202	7,352
6.767% due 07/01/2036	7,075	7,230
7.000% due 06/01/2016 (g)	1,635	1,702
7.145% due 09/15/2014	43	46
7.158% due 04/01/2031	35	36
7.175% due 04/01/2033	26	26
7.187% due 07/01/2032	47	47
7.200% due 03/01/2028	17	17
7.218% due 08/01/2029	24	24
7.236% due 08/01/2023 - 08/01/2032	57	57
7.239% due 02/01/2026	33	33
7.251% due 02/01/2022	15	16
7.285% due 09/01/2028	77	77
7.310% due 11/01/2023	13	13
7.339% due 03/01/2033	31	32
9.250% due 11/15/2019	26	26
Ginnie Mae
5.349% due 02/20/2029 - 09/20/2030	388	388
5.428% due 03/16/2029	220	220
5.578% due 10/16/2029	184	186
5.625% due 09/20/2018 - 09/20/2032	1,523	1,530
5.875% due 11/20/2031	39	39
6.000% due 04/20/2016 - 01/20/2034	1,394	1,408
6.125% due 10/20/2026 - 12/20/2027	84	85
6.250% due 02/20/2030	236	239
6.375% due 04/20/2017 - 04/20/2033	1,142	1,154
6.500% due 05/20/2016 - 04/20/2019	30	31
7.000% due 10/20/2021	478	495
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,458

Total U.S. Government Agencies (Cost $340,277)		346,263

MORTGAGE-BACKED SECURITIES 31.0%
Adjustable Rate Mortgage Trust
5.222% due 11/25/2035	3,960	3,917
American Home Mortgage Investment Trust
4.992% due 06/25/2045	566	562
5.015% due 09/25/2035	251	251
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	707	710
Banc of America Funding Corp.
4.111% due 05/25/2035	142	141
Banc of America Mortgage Securities, Inc.
3.858% due 02/25/2034	3,789	3,711
4.003% due 02/25/2033	664	662
4.110% due 06/25/2034	470	466
4.146% due 07/25/2034	229	227
4.570% due 11/25/2033	346	343
6.404% due 11/25/2034	376	374
6.500% due 09/25/2033	109	111
7.155% due 07/25/2033	748	755
7.281% due 05/25/2033	618	622
Bear Stearns Adjustable Rate Mortgage Trust
3.951% due 04/25/2034	4,241	4,266
4.457% due 04/25/2034	2,455	2,439
4.486% due 02/25/2034	1,973	1,948
4.750% due 10/25/2035	348	346
4.780% due 11/25/2034	2,460	2,448
5.222% due 05/25/2033	2,069	2,066
5.378% due 10/25/2034	286	285
5.765% due 02/25/2036	818	825
5.789% due 02/25/2033	39	40
6.267% due 11/25/2030	75	75
6.701% due 04/25/2034	605	609
6.827% due 10/25/2034	477	479
Bear Stearns Alt-A Trust
4.376% due 12/25/2033	2,381	2,366
5.349% due 02/25/2036	57	57
5.368% due 05/25/2035	147	145
5.678% due 08/25/2036	2,455	2,406
5.902% due 01/25/2036	2,659	2,593
Bear Stearns Commercial Mortgage Securities
5.678% due 03/15/2019	2,500	2,338
Bear Stearns Mortgage Securities, Inc.
6.299% due 06/25/2030	579	591
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037	8,069	7,986
5.684% due 01/26/2036	2,962	2,936
5.787% due 12/26/2046	1,735	1,714
Carey Commercial Mortgage Trust
5.970% due 09/20/2019	1,755	1,782
CBA Commercial Small Balance Commercial Mortgage
5.145% due 12/25/2036	1,045	1,034
CC Mortgage Funding Corp.
5.342% due 01/25/2035	2,047	1,667
Chase Mortgage Finance Corp.
5.000% due 11/25/2033	325	316
5.398% due 01/25/2036	378	366
Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	196	195
6.574% due 11/25/2018	53	53
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021	240	232
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	824	805
4.248% due 08/25/2035	2,343	2,297
4.679% due 08/25/2035	1,090	1,076
4.900% due 12/25/2035	267	263
6.500% due 06/25/2016 (g)	4,011	4,124
Commercial Mortgage Pass-Through Certificates
5.362% due 02/05/2019	3,000	3,025
5.479% due 02/05/2019	3,000	3,043
6.455% due 05/15/2032	1,600	1,605
6.715% due 02/01/2009	1,338	1,363
Countrywide Alternative Loan Trust
5.115% due 05/25/2035	633	628
5.135% due 02/25/2036	494	474
5.145% due 12/25/2035	886	860
5.155% due 11/25/2035	221	210
5.159% due 03/20/2046	1,033	975
5.175% due 10/25/2035	322	319
5.195% due 10/25/2035	245	234
5.269% due 11/20/2035	1,424	1,348
5.748% due 08/25/2046	5,477	5,173
5.750% due 06/25/2033	1,307	1,310
6.000% due 10/25/2032	32	32
6.175% due 08/25/2036	1,042	1,043
Countrywide Home Loan Mortgage Pass-Through Trust
3.553% due 07/19/2033	889	900
4.500% due 10/25/2018	380	337
4.579% due 02/19/2034	88	86
4.611% due 01/19/2034	1,801	1,761
4.920% due 05/19/2033	189	189
5.000% due 06/25/2033	953	948
5.135% due 02/25/2035	396	388
5.155% due 04/25/2035	236	225
5.165% due 03/25/2035	191	182
5.185% due 03/25/2035	2,026	1,920
5.205% due 02/25/2035	251	236
5.255% due 02/25/2035	627	585
5.325% due 09/25/2034	483	456
5.455% due 08/25/2034	2,372	2,377
5.500% due 08/25/2033	932	817
5.500% due 11/25/2035	1,231	1,233
6.201% due 04/25/2035	649	570
6.706% due 06/19/2031	12	12
CS First Boston Mortgage Securities Corp.
4.094% due 08/25/2033	1,552	1,556
4.650% due 01/25/2034	2,400	2,397
4.832% due 04/15/2037	2,000	1,926
4.940% due 12/15/2035	2,305	2,310
5.345% due 01/25/2033	38	36
5.500% due 11/25/2035	2,247	2,243
5.603% due 07/15/2035	1,180	1,216
5.758% due 03/25/2032	131	127
6.250% due 07/25/2035	1,653	1,649
6.500% due 04/25/2033	107	107
7.000% due 02/25/2033	123	123
7.339% due 12/25/2032	419	418
Denver Arena Trust
6.940% due 11/15/2019	1,556	1,576
Drexel Burnham Lambert CMO Trust
5.975% due 05/01/2016	232	232
First Horizon Alternative Mortgage Securities
4.481% due 03/25/2035	954	950
4.728% due 06/25/2034	2,635	2,611
5.302% due 09/25/2034	1,247	1,242
First Horizon Asset Securities, Inc.
4.915% due 02/25/2035	614	621
5.372% due 08/25/2035	1,932	1,924
First Republic Mortgage Loan Trust
5.185% due 06/25/2030	179	175
5.378% due 11/15/2031	893	874
GMAC Commercial Mortgage Securities, Inc.
4.154% due 07/10/2039	3,653	3,614
5.713% due 10/15/2038	500	517
6.278% due 11/15/2039	4,000	4,207
6.500% due 05/15/2035	3,000	3,036
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	153	153
Greenpoint Mortgage Funding Trust
5.085% due 06/25/2045	665	630
5.095% due 06/25/2045	818	776
Greenwich Capital Acceptance, Inc.
8.063% due 06/25/2024	86	86
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	2,000	1,988
GS Mortgage Securities Corp. II
5.622% due 03/06/2020	4,500	4,317
6.044% due 08/15/2018	506	519
GSR Mortgage Loan Trust
5.251% due 11/25/2035	4,790	4,631
6.000% due 03/25/2032	3	3
GSRPM Mortgage Loan Trust
5.565% due 01/25/2032	841	844
Harborview Mortgage Loan Trust
4.584% due 11/19/2034	159	158
5.055% due 01/19/2038	1,094	1,082
5.148% due 07/19/2035	8,793	8,691
5.155% due 01/19/2038	1,645	1,543
5.155% due 02/19/2046	1,471	1,377
5.185% due 05/19/2035	905	857
5.205% due 03/19/2037	782	735
5.300% due 12/19/2035	191	192
6.896% due 08/19/2034	1,000	1,007
Hilton Hotel Pool Trust
5.725% due 10/03/2015	2,000	2,004
Impac Secured Assets CMN Owner Trust
5.215% due 05/25/2036	189	178
5.295% due 08/25/2036	3,088	2,866
Indymac ARM Trust
6.574% due 01/25/2032	38	38
Indymac Index Mortgage Loan Trust
5.047% due 12/25/2034	1,929	1,909
5.075% due 06/25/2047	570	537
5.105% due 04/25/2035	854	809
5.145% due 03/25/2035	756	709
5.185% due 02/25/2035	870	828
5.475% due 09/25/2034	700	695
Indymac Loan Trust
5.085% due 01/25/2011	78	73
5.145% due 07/25/2009	72	71
JPMorgan Chase Commercial Mortgage Securities Corp.
3.890% due 01/12/2037	3,547	3,511
5.138% due 02/15/2019	4	4
5.376% due 07/12/2037	1,900	1,940
JPMorgan Mortgage Trust
5.107% due 06/25/2035	810	816
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	59	60
LB Mortgage Trust
7.810% due 01/15/2009	6	6
8.471% due 01/20/2017	308	338
LB-UBS Commercial Mortgage Trust
4.394% due 07/15/2030	59	58
6.058% due 06/15/2020	65	66
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	9,046	8,945
4.139% due 07/25/2034	145	142
6.165% due 10/25/2032	1,835	1,829
7.323% due 12/25/2033	9	9
MASTR Asset Securitization Trust
4.750% due 12/25/2033	1,733	1,715
Mellon Residential Funding Corp.
5.468% due 12/15/2030	796	781
Merrill Lynch Mortgage Investors, Inc.
4.975% due 05/25/2033	2,935	2,919
Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	546	541
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	2,957	2,898
4.725% due 12/25/2034	1,892	1,885
5.235% due 03/25/2028	16	16
Morgan Stanley Capital I
5.204% due 11/14/2042	1,090	1,085
Ocwen Residential Mortgage-Backed Securities Corp.
6.837% due 06/25/2039	577	443
Provident Funding Mortgage Loan Trust
3.901% due 10/25/2035	1,930	1,926
4.449% due 04/25/2034	1,992	2,017
Prudential Securities Secured Financing Corp.
7.345% due 05/25/2022	208	207
Residential Accredit Loans, Inc.
5.165% due 08/25/2035 (g)	5,715	5,401
5.336% due 09/25/2034	73	74
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	43	43
Residential Asset Securitization Trust
4.750% due 02/25/2019	620	611
5.212% due 12/25/2034	2,626	2,577
5.215% due 10/25/2018	315	306
Residential Funding Mortgage Securities I, Inc.
5.265% due 07/25/2018	272	271
6.500% due 03/25/2032	7	7
Rural Housing Trust 1987-1
8.330% due 04/01/2026	30	30
Salomon Brothers Mortgage Securities VII, Inc.
4.114% due 09/25/2033	89	90
5.365% due 05/25/2032	227	227
7.425% due 12/25/2030	1,467	1,463
8.500% due 05/25/2032	806	831
Sequoia Mortgage Trust
4.080% due 04/20/2035	354	352
5.179% due 02/20/2035	114	111
5.315% due 10/19/2026	244	239
5.349% due 10/20/2027	44	42
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,031
Structured Adjustable Rate Mortgage Loan Trust
4.500% due 02/25/2034	573	572
5.205% due 08/25/2035	291	282
5.355% due 06/25/2034	670	670
5.535% due 08/25/2035	2,089	2,074
6.188% due 01/25/2035	941	913
Structured Asset Mortgage Investments, Inc.
5.035% due 03/25/2037	1,477	1,413
5.085% due 05/25/2036	2,414	2,278
5.175% due 12/25/2035	1,001	949
5.385% due 10/19/2033	80	79
5.841% due 05/02/2030	125	125
Structured Asset Securities Corp.
4.420% due 06/25/2033	2,285	2,276
6.541% due 02/25/2032	7	7
6.965% due 11/25/2032	20	20
7.209% due 10/25/2031	88	88
7.244% due 06/25/2032	24	24
7.340% due 06/25/2033	745	758
Thornburg Mortgage Securities Trust
4.883% due 03/25/2037	3,797	3,702
4.915% due 03/25/2046	820	815
4.975% due 03/25/2046	1,711	1,706
Travelers Mortgage Services, Inc.
7.247% due 09/25/2018	82	82
Wachovia Bank Commercial Mortgage Trust
0.206% due 10/15/2041 (b)	100,554	1,993
Washington Mutual MSC Mortgage Pass-Through Certificates
5.364% due 02/25/2033	2,087	2,079
5.365% due 01/25/2018	264	264
5.967% due 02/25/2033	99	99
7.362% due 11/25/2030	101	100
Washington Mutual, Inc.
3.423% due 05/25/2033	2,198	2,197
3.940% due 07/25/2034	470	465
4.046% due 09/25/2033	3,768	3,746
4.056% due 10/25/2033	500	497
4.143% due 08/25/2034	625	620
4.184% due 08/25/2033	96	91
4.243% due 06/25/2034	483	478
4.322% due 06/25/2033	1,191	1,184
4.551% due 03/25/2033	2,449	2,435
4.672% due 04/25/2035	200	199
4.752% due 04/25/2033	1,000	987
4.918% due 08/25/2035	6,811	6,762
5.125% due 11/25/2045	1,669	1,577
5.135% due 12/25/2045	1,489	1,396
5.155% due 07/25/2045	1,663	1,576
5.155% due 10/25/2045	38	36
5.175% due 01/25/2045	355	336
5.182% due 11/25/2034	64	62
5.185% due 07/25/2045	2,898	2,749
5.202% due 10/25/2044	2,227	2,195
5.232% due 06/25/2044	291	287
5.232% due 07/25/2044	253	246
5.255% due 12/25/2045	488	487
5.312% due 07/25/2044	213	203
5.405% due 12/25/2027	1,654	1,582
5.483% due 02/27/2034	1,961	1,921
5.633% due 11/25/2041	21	21
5.788% due 02/25/2046	976	950
6.059% due 05/25/2041	128	128
6.063% due 11/25/2041	302	291
6.188% due 06/25/2042	70	67
6.188% due 08/25/2042	63	60
6.188% due 04/25/2044	5	5
6.678% due 12/19/2039	957	939
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	450	446
4.000% due 08/25/2034	410	408
4.380% due 05/25/2035	1,121	1,114
4.479% due 06/25/2035	1,306	1,310
4.490% due 11/25/2033	143	139
4.515% due 11/25/2033	2,000	1,976
4.527% due 06/25/2034 (g)	3,647	3,596
4.541% due 02/25/2035	1,580	1,569
4.558% due 01/25/2035	3,901	3,889
4.573% due 12/25/2034	1,134	1,114
4.591% due 11/25/2034	1,612	1,607
4.596% due 12/25/2033	2,100	1,996
4.706% due 12/25/2033	2,791	2,717
4.732% due 07/25/2034	2,360	2,336
4.846% due 02/25/2033	59	59
4.949% due 01/25/2035	5,214	5,160
4.950% due 03/25/2036	1,043	1,032
4.998% due 12/25/2034	93	92
5.000% due 10/25/2035	185	184
5.250% due 02/25/2018	672	672

Total Mortgage-Backed Securities (Cost $317,626)		316,299

ASSET-BACKED SECURITIES 35.9%
Aames Mortgage Investment Trust
4.925% due 04/25/2036	20	20
5.265% due 10/25/2035	2,021	1,904
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,849
Accredited Mortgage Loan Trust
4.905% due 09/25/2036	254	251
4.925% due 04/25/2036	330	328
5.015% due 12/25/2035	2,521	2,510
5.075% due 12/25/2035	100	96
ACE Securities Corp.
4.915% due 08/25/2036	1,290	1,228
5.015% due 12/25/2035 (g)	5,100	4,990
5.075% due 08/25/2035	551	550
5.665% due 03/25/2035	1,476	1,326
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,518	2,605
American Express Credit Account Master Trust
5.208% due 11/15/2010	75	75
5.528% due 02/15/2012	1,813	1,812
American Home Mortgage Investment Trust
5.045% due 08/25/2035	48	48
American Residential Eagle Certificate Trust
5.865% due 05/25/2028	831	805
Amortizing Residential Collateral Trust
5.135% due 06/25/2032	45	44
5.145% due 01/25/2032	65	61
5.215% due 08/25/2032	18	18
Amresco Residential Securities Mortgage Loan Trust
0.978% due 09/25/2027	530	514
5.360% due 06/25/2028	199	179
5.375% due 03/25/2027	12	12
5.420% due 06/25/2027	147	139
Argent Securities, Inc.
4.915% due 09/25/2036	89	87
4.945% due 03/25/2036	51	51
5.025% due 03/25/2036 (g)	5,500	5,386
Asset-Backed Funding Certificates
4.905% due 09/25/2036	371	366
4.925% due 01/25/2037	117	115
5.215% due 06/25/2034	1,035	997
5.285% due 12/25/2034	4,905	4,165
5.885% due 03/25/2032	1,973	1,736
Asset-Backed Securities Corp. Home Equity
4.975% due 05/25/2036	1,748	1,732
5.265% due 05/25/2036	2,500	1,315
5.548% due 06/15/2031	70	69
6.378% due 04/15/2033	182	181
Bayview Financial Asset Trust
5.265% due 12/25/2039	676	673
Bear Stearns Asset-Backed Securities Trust
4.925% due 05/25/2036	748	736
4.955% due 04/25/2036	198	196
4.965% due 12/25/2035	103	103
5.015% due 08/25/2036	298	291
5.065% due 09/25/2034	104	104
5.065% due 06/25/2036	2,926	2,785
5.195% due 10/25/2032	206	201
5.195% due 01/25/2036	1,083	1,061
5.265% due 10/27/2032	90	89
5.365% due 06/25/2035 (g)	5,988	5,721
5.365% due 09/25/2034 (j)	546	495
5.465% due 10/25/2032	243	241
5.563% due 10/25/2036	4,132	4,016
5.615% due 11/25/2042	364	363
5.819% due 07/25/2036	2,675	2,574
5.865% due 10/25/2037	13,924	13,317
6.115% due 08/25/2037	7,575	7,582
6.465% due 10/25/2037	1,500	1,415
Bear Stearns Second Lien Trust
5.665% due 12/25/2036	5,000	2,841
7.365% due 12/25/2036	1,200	124
Capital Auto Receivables Asset Trust
5.040% due 05/17/2010	2,000	2,009
CDC Mortgage Capital Trust
5.175% due 01/25/2033	48	47
5.915% due 01/25/2033	1,676	1,354
Cendant Mortgage Corp.
5.989% due 07/25/2043	220	218
Centex Home Equity
5.160% due 09/25/2034	2,000	1,876
5.345% due 06/25/2034	30	28
5.555% due 09/25/2034	1,400	1,316
Charming Shoppes Master Trust
5.358% due 05/15/2014	1,000	1,000
Chase Funding Mortgage Loan Asset-Backed Certificates
4.515% due 02/25/2014	496	482
4.537% due 09/25/2032	9	8
5.135% due 04/25/2033	10	9
CIT Group Home Equity Loan Trust
5.515% due 12/25/2031	1,201	1,075
Citibank Omni Master Trust
5.962% due 12/23/2013	10,000	9,994
Citigroup Mortgage Loan Trust, Inc.
4.915% due 10/25/2036	1,093	1,084
4.945% due 01/25/2037	421	401
4.965% due 10/25/2036	2,700	2,581
4.975% due 08/25/2036	100	94
5.629% due 08/25/2035	2,777	2,828
Community Program Loan Trust
4.500% due 10/01/2018	1,264	1,257
4.500% due 04/01/2029	500	469
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,130	1,630
ContiMortgage Home Equity Trust
5.508% due 06/15/2025	31	30
7.780% due 04/25/2014	6	6
Countrywide Asset-Backed Certificates
4.915% due 05/25/2037	566	558
4.915% due 07/25/2037	281	272
4.915% due 08/25/2037	1,526	1,488
4.946% due 10/25/2035	320	312
4.965% due 09/25/2047	2,160	2,090
4.995% due 07/25/2036	12	12
5.005% due 04/25/2036	138	138
5.025% due 02/25/2036	480	467
5.045% due 09/25/2036	193	179
5.065% due 08/25/2035	53	53
5.075% due 10/25/2035	679	678
5.125% due 12/25/2034	3,000	2,685
5.165% due 11/25/2033	45	43
5.205% due 06/25/2033	37	37
5.205% due 05/25/2036	27	27
5.235% due 12/25/2034	75	73
5.325% due 11/25/2036	4,000	3,393
5.335% due 11/25/2033	276	225
5.345% due 12/25/2031	25	23
5.365% due 09/25/2032	382	376
5.485% due 09/25/2033	17	17
5.765% due 04/25/2032	340	327
5.765% due 05/25/2032	700	628
Credit-Based Asset Servicing & Securitization LLC
4.925% due 03/25/2036	77	77
5.295% due 01/25/2036	1,000	771
5.495% due 06/25/2032	7	7
5.765% due 11/25/2033	2,834	2,806
6.265% due 01/25/2031	592	592
CS First Boston Mortgage Securities Corp.
5.115% due 01/25/2043	238	238
5.225% due 05/25/2044	271	269
5.485% due 01/25/2032	17	17
Embarcadero Aircraft Securitization Trust
6.128% due 08/15/2025 (a)	1,183	12
EMC Mortgage Loan Trust
5.315% due 12/25/2042	2,179	1,983
5.615% due 08/25/2040	979	902
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,776	1,744
Equity One Asset-Backed Securities, Inc.
5.115% due 07/25/2034	76	75
5.165% due 04/25/2034	33	30
5.205% due 07/25/2034	5	5
First Alliance Mortgage Loan Trust
5.159% due 09/20/2027	50	49
5.345% due 10/25/2024	17	16
8.020% due 03/20/2031	30	30
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036	3,402	3,264
4.915% due 12/25/2036	1,157	1,129
4.935% due 03/25/2036	2,806	2,781
4.955% due 01/25/2036	515	512
4.975% due 04/25/2036	5,000	4,865
5.245% due 10/25/2034	10	10
5.265% due 04/25/2035	3,000	2,695
5.485% due 11/25/2031	259	246
First International Bank N.A.
5.578% due 03/15/2027	148	67
First NLC Trust
4.935% due 08/25/2037	906	888
5.105% due 02/25/2036	3,024	3,009
Fleet Home Equity Loan Trust
5.199% due 01/20/2033	260	246
Ford Credit Auto Owner Trust
5.292% due 10/15/2008	2,773	2,777
Fremont Home Loan Trust
4.915% due 10/25/2036	2,038	2,013
4.935% due 02/25/2037	1,067	1,046
4.975% due 02/25/2036	600	568
Green Tree Financial Corp.
6.110% due 09/01/2023	2,722	2,752
6.180% due 04/01/2030	1,340	1,319
6.220% due 03/01/2030	100	105
6.240% due 11/01/2016	4	4
6.450% due 06/01/2030	305	310
6.530% due 04/01/2030	958	956
6.810% due 12/01/2027	2,189	2,217
6.860% due 03/15/2028	44	46
6.860% due 07/15/2029	552	573
6.870% due 04/01/2030	59	60
7.140% due 03/15/2028	567	572
7.290% due 03/15/2028	356	374
7.360% due 02/15/2029	42	45
7.550% due 01/15/2029	1,914	2,069
7.620% due 06/15/2028	148	157
GSAMP Trust
4.905% due 10/25/2046	1,124	1,099
4.935% due 02/25/2036	70	70
4.935% due 12/25/2036	751	731
4.985% due 12/25/2035	81	81
4.985% due 01/25/2047	3,594	3,456
5.015% due 10/25/2036	6,750	4,624
5.055% due 11/25/2035	6,900	5,559
5.215% due 01/25/2045	488	458
5.415% due 03/25/2034	2,357	2,188
5.515% due 08/25/2033	101	91
GSRPM Mortgage Loan Trust
4.985% due 03/25/2035	1,851	1,797
5.245% due 09/25/2042	107	107
HFC Home Equity Loan Asset-Backed Certificates
5.239% due 01/20/2034	448	438
5.479% due 01/20/2034	953	894
Home Equity Asset Trust
5.025% due 05/25/2036 (g)	7,000	6,739
5.395% due 07/25/2034	726	667
5.465% due 11/25/2032	1	1
Home Equity Mortgage Trust
5.045% due 05/25/2036 (g)	3,756	3,261
5.321% due 04/25/2035	316	239
5.367% due 05/25/2036	135	96
HSBC Asset Loan Obligation
4.925% due 12/25/2036	324	311
HSI Asset Securitization Corp. Trust
4.915% due 12/25/2036	3,939	3,795
IMC Home Equity Loan Trust
7.310% due 11/20/2028	129	129
Indymac Home Equity Loan Asset-Backed Trust
6.215% due 07/25/2034	1,000	897
Indymac Residential Asset-Backed Trust
4.905% due 08/25/2036	261	260
Irwin Home Equity Corp.
5.765% due 02/25/2029	1,211	1,152
Ischus CDO Ltd.
5.522% due 09/10/2013	728	711
IXIS Real Estate Capital Trust
4.925% due 08/25/2036	32	32
JPMorgan Mortgage Acquisition Corp.
4.915% due 08/25/2036	1,181	1,160
4.915% due 10/25/2036	1,532	1,494
4.935% due 11/25/2036	367	360
4.975% due 08/25/2036	3,035	2,870
5.075% due 06/25/2035	65	65
Keystone Owner Trust
7.900% due 01/25/2029	146	145
7.930% due 05/25/2025	25	25
LA Arena Funding LLC
7.656% due 12/15/2026	2,906	3,015
Lake Country Mortgage Loan Trust
5.395% due 12/25/2032	930	935
Lehman XS Trust
4.945% due 11/25/2046	3,410	3,266
5.015% due 04/25/2037	440	429
Long Beach Mortgage Loan Trust
5.145% due 10/25/2034	5	4
5.335% due 08/25/2035	2,000	1,787
5.483% due 03/25/2032	2	1
6.290% due 03/25/2032	447	410
Madison Avenue Manufactured Housing Contract
6.315% due 03/25/2032	1,500	1,479
MASTR Asset-Backed Securities Trust
4.975% due 11/25/2035	12	12
5.015% due 11/25/2035	160	160
5.415% due 10/25/2034	1,234	1,122
MASTR Specialized Loan Trust
5.715% due 05/25/2037	630	520
Merrill Lynch First Franklin Mortgage Loan Trust
5.565% due 10/25/2037	1,622	1,616
Merrill Lynch Mortgage Investors, Inc.
4.895% due 05/25/2037	138	136
4.915% due 05/25/2037	838	827
4.925% due 10/25/2037	1,453	1,349
4.935% due 08/25/2036	2,439	2,406
5.005% due 01/25/2037	452	447
Mid-State Trust
6.005% due 08/15/2037	1,181	1,155
Money Store Home Equity Trust
5.328% due 08/15/2029	142	138
Morgan Stanley ABS Capital I
4.895% due 06/25/2036	1,318	1,300
4.905% due 06/25/2036	54	53
4.925% due 05/25/2037	2,357	2,274
4.935% due 08/25/2036	23	23
4.965% due 10/25/2036	5,000	4,736
4.965% due 11/25/2036	5,000	4,726
4.965% due 04/25/2036 (g)	12,500	12,279
4.985% due 02/25/2036	600	590
5.015% due 06/25/2036	325	281
6.865% due 07/25/2037	750	524
Morgan Stanley Dean Witter Capital I
7.340% due 01/25/2032	1,215	1,058
Morgan Stanley Home Equity Loans
4.965% due 09/25/2035	82	82
4.975% due 02/25/2036	2,335	2,300
Morgan Stanley IXIS Real Estate Capital Trust
4.975% due 11/25/2036	3,000	2,818
Morgan Stanley Mortgage Loan Trust
5.025% due 11/25/2036	3,424	2,440
New Century Home Equity Loan Trust
6.049% due 06/20/2031	3,395	3,192
Nomura Asset Acceptance Corp.
5.005% due 01/25/2036	422	399
5.175% due 01/25/2036	3,000	1,873
Nomura Home Equity Loan, Inc.
4.930% due 03/25/2036	751	741
Novastar Home Equity Loan
5.255% due 05/25/2033	15	14
Oakwood Mortgage Investors, Inc.
5.402% due 03/15/2018	508	450
Option One Mortgage Loan Trust
4.915% due 01/25/2037	1,592	1,567
5.165% due 04/25/2033	51	50
5.395% due 05/25/2034	35	33
5.405% due 06/25/2032	10	10
5.449% due 08/20/2030	14	13
Origen Manufactured Housing
5.268% due 05/15/2032	22	22
7.650% due 03/15/2032	2,000	2,163
Ownit Mortgage Loan Asset-Backed Certificates
4.925% due 03/25/2037	399	394
Park Place Securities, Inc.
5.455% due 02/25/2035	2,000	1,839
Peco Energy Transition Trust
6.130% due 03/01/2009	128	129
People’s Choice Home Loan Securities Trust
5.295% due 05/25/2035	1,200	1,035
Popular ABS Mortgage Pass-Through Trust
4.955% due 06/25/2047	253	246
Quest Trust
4.985% due 08/25/2036	1,365	1,327
5.305% due 09/25/2034	8	6
5.425% due 06/25/2034	2	3
6.565% due 07/20/2034	52	50
RAAC Series 2007-SP2
5.265% due 06/25/2047	1,500	1,216
Renaissance Home Equity Loan Trust
4.934% due 08/25/2035	140	135
5.365% due 12/25/2033	273	269
5.485% due 03/25/2033	39	34
5.665% due 08/25/2032	2,000	1,845
5.965% due 09/25/2037	2,776	2,735
Residential Asset Mortgage Products, Inc.
4.935% due 05/25/2036	100	99
4.985% due 10/25/2036	3,556	3,461
5.585% due 04/25/2033	5	5
5.645% due 02/25/2033	13	13
5.707% due 08/25/2034	3,000	3,053
5.900% due 07/25/2034	2,000	1,834
5.942% due 04/25/2034	2,000	1,847
Residential Asset Securities Corp.
4.905% due 06/25/2036	295	293
4.925% due 04/25/2036	40	40
4.995% due 03/25/2036 (g)	7,500	7,364
5.295% due 03/25/2035 (g)	7,000	6,182
5.445% due 06/25/2033	38	37
7.140% due 04/25/2032	764	218
Residential Funding Mortgage Securities II, Inc.
5.155% due 12/25/2032	23	22
6.230% due 05/25/2037	5,000	4,310
8.350% due 03/25/2025	104	104
SACO I, Inc.
5.045% due 05/25/2036	4,930	2,589
5.075% due 03/25/2036	3,599	2,159
5.125% due 06/25/2036	1,593	1,471
5.365% due 07/25/2035	5,091	3,534
5.500% due 06/25/2036 (b)	7,846	95
Salomon Brothers Mortgage Securities VII, Inc.
5.345% due 03/25/2028	284	280
Saxon Asset Securities Trust
5.365% due 03/25/2032	896	882
Securitized Asset-Backed Receivables LLC Trust
4.935% due 11/25/2035	106	106
4.935% due 12/25/2035	12	12
4.995% due 05/25/2037	3,429	3,389
SLM Student Loan Trust
5.031% due 06/15/2018	52	52
5.124% due 10/25/2016	5,000	5,002
5.224% due 10/25/2016	161	161
Soundview Home Equity Loan Trust
5.055% due 02/25/2036	100	97
Specialty Underwriting & Residential Finance
4.965% due 11/25/2037	3,000	2,856
5.285% due 12/25/2035	1,000	881
Structured Asset Securities Corp.
3.375% due 08/25/2031	113	101
4.900% due 04/25/2035	993	970
4.915% due 02/25/2037	804	781
4.985% due 02/25/2036	3,000	2,956
4.995% due 12/25/2035	80	80
5.155% due 01/25/2033	22	21
5.515% due 05/25/2034	98	98
5.915% due 01/25/2033	170	145
Superior Wholesale Inventory Financing Trust
5.328% due 01/15/2012	3,000	2,945
TABS Ltd.
6.632% due 02/12/2047	2,950	118
Trapeza CDO I LLC
5.425% due 11/16/2034	1,000	881
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	511
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	318
6.210% due 05/07/2026	1,605	1,672
7.905% due 02/07/2026	597	614
Wells Fargo Home Equity Trust
5.095% due 10/25/2035	595	576
WMC Mortgage Loan Pass-Through Certificates
5.774% due 03/20/2029	92	90
World Financial Network Credit Card Master Trust
6.028% due 03/15/2013	2,000	1,970

Total Asset-Backed Securities (Cost $395,550)		365,472

SHORT-TERM INSTRUMENTS 3.5%
Repurchase Agreements 2.0%
Lehman Brothers, Inc.
1.000% due 01/02/2008	400	400
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $407. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
3.900% due 01/02/2008	20,000	20,000

(Dated 12/31/2007. Collateralized by U.S. Treasury Notes 4.625% due 07/31/2012 valued at $20,402. Repurchase proceeds are $20,004.)
		20,400

U.S. Treasury Bills 1.5%
2.864% due 02/28/2008 - 03/13/2008 (d)(e)(h)	15,660	15,513

Total Short-Term Instruments (Cost $35,972)		35,913

Total Investments 108.9% (Cost $1,135,134)		$1,109,956
Other Assets and Liabilities (Net) (8.9%)		(90,449)

Net Assets (f) 100.0%		$1,019,507

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $14,364 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(f) As of December 31, 2007, portfolio securities with an aggregate value of $29,297 and derivative instruments with an aggregate depreciation of $18,949 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) The average amount of borrowings outstanding during the period ended December 31, 2007 was $131,650 at a weighted average interest rate of 5.270%. On December 31, 2007, securities valued at $140,069 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $1,149 and cash of $6,210 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	4,278	$13,801
90-Day Eurodollar September Futures	Long	09/2008	2,775	8,493

				$22,294

(i) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%)	05/08/2046	$3,000	$2,692
Bank of America	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%	07/25/2033	492	(172)
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.610%)	09/20/2012	5,000	182
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%)	02/15/2047	2,000	1,796
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%)	06/25/2035	2,500	722
Bank of America	TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%)	08/07/2045	969	794
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%)	07/12/2043	1,946	1,649
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%)	02/25/2034	1,000	121
Barclays Bank PLC	SLM Corp. 5.125% due 08/27/2012	Sell	3.100%	12/20/2008	2,000	3
Barclays Bank PLC	Specialty Underwriting & Residential Finance floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	02/25/2035	1,000	103
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	02/25/2035	1,000	291
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	1,000	(792)
Bear Stearns & Co., Inc.	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%)	06/25/2030	2,109	94
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	1,000	332
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%)	09/15/2040	1,000	304
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	1,000	232
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%)	02/15/2047	1,000	895
Bear Stearns & Co., Inc.	Trinity CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	2,000	1,142
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	1,000	197
Credit Suisse USA, Inc.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Buy	(2.250%)	07/25/2032	1,565	736
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%	10/12/2052	2,000	(438)
Deutsche Bank AG	Daimler Finance N.A. LLC 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	5,000	(1)
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%)	05/25/2035	2,000	863
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%)	03/25/2035	5,000	2,633
Deutsche Bank AG	SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	5,000	1
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%	01/25/2034	1,557	(202)
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%	05/25/2033	2,500	(105)
Goldman Sachs & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%)	02/25/2034	753	262
Goldman Sachs & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%	09/25/2034	2,000	(1,153)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	500	86
Goldman Sachs & Co.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%)	03/08/2040	934	576
HSBC Bank USA	Fannie Mae 5.500% due 06/09/2033	Sell	0.660%	12/20/2012	9,000	126
JPMorgan Chase & Co.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%)	01/08/2051	1,000	196
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%)	10/25/2035	2,000	928
JPMorgan Chase & Co.	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Sell	3.500%	10/25/2035	3,000	(2,299)
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Buy	(0.400%)	03/20/2017	5,000	220
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%	06/25/2035	2,500	(667)
JPMorgan Chase & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%)	09/25/2034	2,000	1,208
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	2,000	1,811
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	2,000	1,757
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%)	05/05/2046	915	800
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	2,000	(924)
Merrill Lynch & Co., Inc.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.850%	12/20/2012	10,000	97
Merrill Lynch & Co., Inc.	Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%)	09/27/2046	4,000	3,563
Merrill Lynch & Co., Inc.	Lenox Street Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 03/04/2045	Buy	(3.500%)	03/04/2050	1,000	250
Merrill Lynch & Co., Inc.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%	02/25/2034	753	(256)
Merrill Lynch & Co., Inc.	SLM Corp. 5.125% due 08/27/2012	Sell	3.100%	12/20/2008	5,000	7
Morgan Stanley	Freddie Mac 5.080% due 02/07/2019	Sell	0.670%	12/20/2012	9,000	129
Morgan Stanley	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%	06/25/2030	2,109	(74)
Morgan Stanley	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Sell	2.250%	07/25/2032	1,566	(702)
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	988	85
Morgan Stanley	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%	03/25/2035	5,000	(2,611)
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%)	01/25/2034	1,557	232
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%)	05/25/2033	2,500	124
Royal Bank of Scotland Group PLC	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Buy	(3.000%)	10/25/2035	3,000	2,327
UBS Warburg LLC	Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	1,000	796
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%)	01/08/2051	2,000	1,969
Wachovia Bank N.A.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	2,000	466
Wachovia Bank N.A.	Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%)	09/27/2046	1,000	197
Wachovia Bank N.A.	Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%)	04/15/2020	2,000	291

						$23,889

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	$40,000	$319
Bank of America	Home Equity Index BBB Rating 2006-2	Buy	(1.330%)	05/25/2046	5,000	3,031
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.787%	06/20/2012	2,500	(1)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	1.465%	06/20/2012	5,000	136
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	2,000	1,460
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	2,000	(33)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.630%	06/20/2012	5,000	(42)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.830%	06/20/2012	10,000	16
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	4,000	(2,666)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Buy	(1.330%)	05/25/2046	5,000	3,893
Credit Suisse USA, Inc.	Home Equity Index A Rating 2006-2	Buy	(0.440%)	05/25/2046	15,000	515
Credit Suisse USA, Inc.	Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	5,000	(872)
Credit Suisse USA, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	2,000	1,458
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.600%	06/20/2017	20,000	(81)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	2,000	(1,449)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	4,000	2,661
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	10,000	(7,738)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	2,000	(1,438)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	0.735%	12/20/2012	10,000	(197)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	25,000	(691)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	0.910%	06/20/2012	2,500	6
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	1.140%	12/20/2012	10,000	(46)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%)	12/20/2012	11,200	341
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%	12/20/2015	8,000	(330)
UBS Warburg LLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	20,000	110

						$(1,638)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	$6,000	$43
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	2,000	0
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	35,100	262
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	14,000	(262)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	214,200	(42)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	52,200	(83)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2009	55,500	584

						$502

(j) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities Trust	5.365%	09/25/2034	03/29/2006	$546	$495	0.05%

(k) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	01/01/2038	$1,500	$1,524	$1,523
Freddie Mac	6.000%	01/01/2038	17,000	17,255	17,253

				$18,779	$18,776

See accompanying notes

Schedule of Investments

Developing Local Markets Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 21.3%
Banking & Finance 14.7%
American Express Bank FSB
4.956% due 06/22/2009		$300	$299
5.252% due 06/12/2009		1,000	997
American Express Centurion Bank
5.188% due 12/17/2009		100	99
5.250% due 05/07/2008		100	100
American Express Credit Corp.
5.025% due 05/19/2009		100	99
American International Group, Inc.
4.884% due 06/23/2008		200	200
5.078% due 06/16/2009		1,400	1,400
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		400	390
Banco Santander Chile
5.496% due 12/09/2009		1,000	998
Bank of America Corp.
4.852% due 09/25/2009		1,400	1,397
4.875% due 11/06/2009		200	199
Bank of America N.A.
5.132% due 06/12/2009		1,300	1,298
Bank of Ireland
5.016% due 12/18/2009		1,800	1,796
Bank of Scotland PLC
5.028% due 07/17/2008		100	100
5.206% due 12/08/2010		1,500	1,495
5.254% due 07/17/2009		1,600	1,598
Bear Stearns Cos., Inc.
5.190% due 01/31/2011		1,500	1,355
5.599% due 07/19/2010		7,400	6,959
Caterpillar Financial Services Corp.
4.929% due 08/11/2009		700	696
4.965% due 05/18/2009		1,100	1,097
5.216% due 03/10/2009		500	499
5.293% due 10/09/2009		1,500	1,487
Charter One Bank N.A.
5.115% due 04/24/2009		1,000	996
CIT Group Holdings, Inc.
5.134% due 01/30/2009		2,300	2,161
Citigroup Funding, Inc.
5.304% due 03/02/2009		6,800	6,755
Citigroup, Inc.
4.872% due 12/28/2009		1,800	1,768
4.898% due 12/26/2008		200	199
4.995% due 05/18/2011		900	880
5.055% due 05/18/2010		500	495
Colvis Finance Ltd.
8.000% due 02/02/2009		1,300	1,301
Commonwealth Bank of Australia
5.282% due 06/08/2009		100	100
Credit Agricole S.A.
5.053% due 05/28/2009		800	801
5.103% due 05/28/2010		6,700	6,703
DnB NORBank ASA
5.312% due 10/13/2009		100	100
El Paso Performance-Linked Trust
7.750% due 07/15/2011		200	206
Export-Import Bank of Korea
4.125% due 02/10/2009		100	99
4.250% due 11/06/2008		75	75
4.500% due 08/12/2009		2,700	2,673
5.214% due 06/01/2009		3,300	3,306
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		300	291
5.800% due 01/12/2009		200	190
Fortis Bank NY
4.882% due 09/28/2009		1,600	1,594
General Electric Capital Corp.
4.939% due 08/15/2011		200	197
5.091% due 06/15/2009		100	100
5.095% due 10/26/2009		200	200
5.111% due 12/15/2009		1,200	1,196
5.303% due 10/06/2010		1,400	1,389
GMAC LLC
6.034% due 09/23/2008		6,000	5,797
6.119% due 05/15/2009		1,100	1,025
Goldman Sachs Group, Inc.
4.924% due 12/23/2008		300	299
4.958% due 11/16/2009		1,400	1,375
4.969% due 11/10/2008		1,700	1,697
4.974% due 12/22/2008		2,200	2,194
4.974% due 06/23/2009		700	689
5.108% due 11/16/2009		2,500	2,461
5.111% due 07/29/2008		1,300	1,298
5.324% due 03/02/2010		500	494
HSBC Bank USA N.A.
5.188% due 12/14/2009		250	249
HSBC Finance Corp.
4.982% due 05/21/2008		100	100
5.121% due 09/15/2008		1,400	1,400
5.158% due 11/16/2009		700	690
5.240% due 10/21/2009		200	199
IBM International Group Capital LLC
4.929% due 02/13/2009		6,900	6,897
ICICI Bank Ltd.
5.788% due 01/12/2010		600	593
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		300	301
International Lease Finance Corp.
5.250% due 05/24/2010		1,000	987
John Deere Capital Corp.
5.038% due 09/25/2008		4,400	4,402
5.292% due 04/15/2008		800	800
5.292% due 07/15/2008		700	700
5.514% due 10/16/2009		2,100	2,103
JPMorgan Chase & Co.
4.915% due 06/26/2009		100	100
4.938% due 06/25/2010		1,500	1,481
5.300% due 05/07/2010		1,100	1,086
5.384% due 01/17/2011		1,400	1,387
5.419% due 10/02/2009		890	885
Lehman Brothers Holdings, Inc.
4.905% due 11/24/2008		100	98
4.934% due 12/23/2008		3,725	3,662
4.978% due 11/16/2009		1,400	1,364
5.082% due 08/21/2009		2,000	1,944
5.094% due 12/23/2010		1,100	1,026
5.241% due 01/23/2009		1,000	981
5.270% due 10/22/2008		2,600	2,582
5.320% due 04/03/2009		1,000	978
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008		200	197
4.960% due 08/14/2009		900	881
5.074% due 01/30/2009		500	497
5.191% due 10/23/2008		200	197
Metropolitan Life Global Funding I
4.945% due 05/17/2010		500	497
Mirage Resorts, Inc.
6.750% due 02/01/2008		150	151
Morgan Stanley
4.925% due 05/07/2009		200	198
4.972% due 11/21/2008		100	99
5.006% due 02/09/2009		1,100	1,087
5.420% due 01/22/2009		600	594
National Australia Bank Ltd.
5.181% due 09/11/2009		1,600	1,599
Pemex Finance Ltd.
9.690% due 08/15/2009		805	829
Petroleum Export Ltd.
4.623% due 06/15/2010		1,444	1,423
4.633% due 06/15/2010		56	55
5.265% due 06/15/2011		1,661	1,650
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		100	100
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		100	100
5.201% due 11/20/2009		1,000	988
Sistema Finance S.A.
10.250% due 04/14/2008		250	252
SLM Corp.
5.224% due 07/27/2009		2,600	2,447
Spinnaker Capital Ltd.
16.491% due 06/15/2008		250	261
UBS AG
5.141% due 07/23/2009		2,700	2,698
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		1,000	998
Ventas Realty LP
8.750% due 05/01/2009		470	484
VTB Capital S.A.
5.494% due 08/01/2008		2,200	2,181
6.660% due 11/02/2009		15,000	15,004
Wachovia Bank N.A.
5.090% due 05/25/2010		750	746
5.194% due 12/02/2010		1,000	993
Wachovia Corp.
5.034% due 10/28/2008		400	399
5.111% due 03/15/2011		1,000	982
5.174% due 12/01/2009		1,500	1,488
5.372% due 10/15/2011		1,600	1,566
Wells Fargo & Co.
4.944% due 03/23/2010		2,600	2,581
5.182% due 01/24/2012		400	393
Westpac Banking Corp.
5.212% due 06/06/2008		300	300
World Savings Bank FSB
4.938% due 05/08/2009		250	250
5.249% due 03/02/2009		250	251

			158,073

Industrials 4.6%
Albertson’s LLC
6.950% due 08/01/2009		100	102
America Movil SAB de C.V.
4.958% due 06/27/2008		3,250	3,250
Amgen, Inc.
5.133% due 11/28/2008		3,200	3,197
Anadarko Petroleum Corp.
5.391% due 09/15/2009		1,500	1,477
Cisco Systems, Inc.
5.095% due 02/20/2009		300	300
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		10,200	11,058
Comcast Corp.
5.542% due 07/14/2009		700	698
ConocoPhillips Australia Funding Co.
5.343% due 04/09/2009		304	304
CSC Holdings, Inc.
7.250% due 07/15/2008		100	100
CSN Islands VII Corp.
10.750% due 09/12/2008		900	929
CVS Caremark Corp.
5.441% due 06/01/2010		500	495
Daimler Finance North America LLC
5.328% due 08/03/2009		700	695
EchoStar DBS Corp.
5.750% due 10/01/2008		1,250	1,252
General Mills, Inc.
5.310% due 01/22/2010		400	398
HJ Heinz Co.
6.428% due 12/01/2008		700	713
Home Depot, Inc.
5.116% due 12/16/2009		200	196
Kimberly-Clark Corp.
5.060% due 07/30/2010		2,900	2,897
Kraft Foods, Inc.
5.387% due 08/11/2010		700	695
Mandalay Resort Group
6.500% due 07/31/2009		800	804
9.500% due 08/01/2008		100	101
MMK Finance S.A.
8.000% due 10/21/2008		4,008	4,048
Pemex Project Funding Master Trust
5.724% due 12/03/2012		5,245	5,178
7.042% due 10/15/2009		1,100	1,114
8.500% due 02/15/2008		810	813
Qwest Communications International, Inc.
8.369% due 02/15/2009		33	33
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		400	400
Time Warner, Inc.
5.109% due 11/13/2009		600	585
Transocean, Inc.
5.341% due 09/05/2008		700	697
United Technologies Corp.
5.194% due 06/01/2009		200	199
Wal-Mart Stores, Inc.
4.891% due 06/16/2008		400	400
Walt Disney Co.
5.246% due 09/10/2009		2,400	2,390
5.294% due 07/16/2010		1,500	1,486
Weyerhaeuser Co.
5.884% due 09/24/2009		2,100	2,106
Xerox Corp.
5.716% due 12/18/2009		300	301

			49,411

Utilities 2.0%
AT&T, Inc.
4.959% due 05/15/2008		600	600
5.080% due 11/14/2008		1,700	1,698
BellSouth Corp.
4.969% due 08/15/2008		1,200	1,198
Deutsche Telekom International Finance BV
5.064% due 03/23/2009		200	199
Dominion Resources, Inc.
5.050% due 11/14/2008		100	100
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		600	630
Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008		600	607
Entergy Gulf States, Inc.
5.896% due 12/08/2008		1,200	1,204
Florida Power Corp.
5.279% due 11/14/2008		5,000	4,994
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		1,900	1,900
Ohio Power Co.
5.424% due 04/05/2010		1,400	1,389
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	100
Qwest Corp.
5.625% due 11/15/2008		600	600
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		310	310
Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		5,900	5,886

			21,415

Total Corporate Bonds & Notes (Cost $230,818)			228,899

U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
4.925% due 12/25/2036 - 07/25/2037		1,218	1,174
5.000% due 02/25/2017		55	55
6.000% due 07/01/2036 - 11/01/2037		100,010	101,585
6.063% due 06/01/2043 - 07/01/2044		110	110
6.064% due 09/01/2044		292	294
Freddie Mac
5.000% due 08/15/2016 - 11/15/2029		262	263
5.125% due 08/25/2031		295	296
5.145% due 09/25/2031		285	284
5.258% due 02/15/2019		17,118	17,034
5.378% due 12/15/2030		307	307
6.000% due 09/01/2037		7,017	7,123
6.063% due 02/25/2045		750	749

Total U.S. Government Agencies (Cost $128,851)			129,274

MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
5.132% due 09/25/2035		375	372
American Home Mortgage Investment Trust
5.015% due 09/25/2035		25	25
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036		47	47
Banc of America Funding Corp.
6.144% due 01/20/2047		535	527
Banc of America Mortgage Securities, Inc.
5.660% due 07/25/2034		313	314
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		8,971	8,867
4.486% due 02/25/2034		556	549
4.550% due 08/25/2035		4,868	4,795
4.614% due 07/25/2033		6,355	6,292
4.848% due 04/25/2034		322	320
Bear Stearns Alt-A Trust
5.025% due 02/25/2034		65	62
5.527% due 09/25/2035		2,395	2,360
5.902% due 01/25/2036		904	882
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		91	91
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		176	175
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037		4,744	4,696
5.684% due 01/26/2036		1,987	1,969
5.787% due 12/26/2046		1,150	1,136
CC Mortgage Funding Corp.
4.995% due 05/25/2048		392	354
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021		12	12
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		330	322
4.248% due 08/25/2035		2,030	1,991
4.679% due 08/25/2035		376	371
4.748% due 08/25/2035		2,342	2,311
Commercial Mortgage Pass-Through Certificates
5.128% due 04/15/2017		27	27
6.455% due 05/15/2032		80	80
Countrywide Alternative Loan Trust
4.935% due 10/25/2046		3	3
5.045% due 05/25/2047		173	164
5.129% due 02/20/2047		164	155
5.788% due 02/25/2036		50	48
Countrywide Home Loan Mortgage Pass-Through Trust
4.854% due 04/20/2035		1,431	1,428
CS First Boston Mortgage Securities Corp.
4.250% due 06/25/2033		895	891
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047		67	66
4.945% due 02/25/2037		62	61
4.955% due 08/25/2037		525	520
First Horizon Asset Securities, Inc.
4.737% due 07/25/2033		268	267
5.372% due 08/25/2035		386	385
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035		843	842
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		145	142
4.945% due 01/25/2047		173	170
5.135% due 11/25/2045		207	194
Greenpoint Mortgage Pass-Through Certificates
4.381% due 10/25/2033		644	639
GS Mortgage Securities Corp. II
5.342% due 03/06/2020		714	683
5.352% due 06/06/2020		1	1
Harborview Mortgage Loan Trust
5.055% due 01/19/2038		52	51
5.155% due 01/19/2038		247	231
5.205% due 03/19/2037		261	245
5.222% due 07/19/2035		1,071	1,061
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		57	56
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		57	56
5.047% due 12/25/2034		265	262
JPMorgan Mortgage Trust
5.023% due 02/25/2035		1,502	1,472
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		117	117
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		791	784
4.975% due 05/25/2047		58	58
Merrill Lynch Floating Trust
5.098% due 06/15/2022		84	82
Merrill Lynch Mortgage Investors, Inc.
5.075% due 02/25/2036		1,646	1,585
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		2,817	2,718
5.115% due 11/25/2035		770	744
5.865% due 10/25/2035		429	421
Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033		597	596
Residential Accredit Loans, Inc.
4.965% due 09/25/2046		56	55
5.165% due 08/25/2035		93	88
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035		364	359
Sequoia Mortgage Trust
4.080% due 04/20/2035		524	521
Structured Adjustable Rate Mortgage Loan Trust
4.881% due 07/25/2034		993	991
5.357% due 01/25/2035		375	373
5.535% due 08/25/2035		239	237
Structured Asset Mortgage Investments, Inc.
4.935% due 08/25/2036		213	212
4.965% due 09/25/2047		695	689
5.085% due 05/25/2036		402	380
5.215% due 07/19/2035		1,980	1,896
5.295% due 10/19/2034		625	613
Structured Asset Securities Corp.
4.080% due 06/25/2033		949	944
5.331% due 10/25/2035		62	61
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036		29	28
4.975% due 01/25/2037		56	55
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		156	153
4.985% due 03/25/2046		100	98
4.985% due 09/25/2046		333	325
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021		2,236	2,203
Washington Mutual, Inc.
4.208% due 06/25/2033		368	366
4.229% due 03/25/2034		506	500
5.155% due 08/25/2045		12	12
5.518% due 01/25/2047		82	77
5.598% due 12/25/2046		77	73
5.788% due 02/25/2046		98	95
5.883% due 10/25/2046		161	158
5.988% due 11/25/2042		50	49
6.288% due 09/25/2046		312	305
Wells Fargo Mortgage-Backed Securities Trust
4.998% due 12/25/2034		398	392

Total Mortgage-Backed Securities (Cost $68,347)			68,453

ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp.
4.915% due 08/25/2036		129	123
4.915% due 12/25/2036		64	62
4.935% due 12/25/2035		29	29
4.945% due 10/25/2036		117	114
4.955% due 06/25/2037		177	173
American Express Credit Account Master Trust
5.138% due 09/15/2010		200	200
5.528% due 02/15/2012		596	596
AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008		676	677
Argent Securities, Inc.
4.905% due 06/25/2036		12	12
4.915% due 09/25/2036		133	131
4.915% due 10/25/2036		265	260
4.935% due 04/25/2036		7	7
4.945% due 03/25/2036		23	23
Asset-Backed Funding Certificates
4.905% due 09/25/2036		185	183
4.925% due 10/25/2036		130	128
4.925% due 11/25/2036		60	59
4.925% due 01/25/2037		527	519
5.215% due 06/25/2034		305	294
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036		42	41
4.915% due 12/25/2036		60	58
4.945% due 05/25/2037		166	160
Atrium CDO Corp.
5.441% due 06/27/2015		496	492
Aurum CLO 2002-1 Ltd.
5.672% due 04/15/2014		843	850
Bank One Issuance Trust
5.138% due 02/15/2011		100	100
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		62	61
4.945% due 10/25/2036		68	68
4.955% due 04/25/2036		36	36
5.065% due 09/25/2034		163	163
5.865% due 10/25/2037		1,191	1,145
Carrington Mortgage Loan Trust
4.905% due 05/25/2036		40	39
4.915% due 01/25/2037		63	62
4.965% due 06/25/2037		940	919
5.103% due 10/25/2035		55	51
Chase Credit Card Master Trust
5.138% due 10/15/2010		100	100
5.138% due 02/15/2011		100	100
Chase Issuance Trust
5.038% due 12/15/2010		100	100
5.048% due 02/15/2012		100	100
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		400	397
5.045% due 02/07/2010		200	200
5.342% due 01/15/2010		100	100
Citibank Credit Card Master Trust I
6.050% due 01/15/2010		200	200
Citibank Omni Master Trust
5.962% due 12/23/2013		7,800	7,795
Citigroup Mortgage Loan Trust, Inc.
4.905% due 08/25/2036		110	109
4.915% due 11/25/2036		38	38
4.925% due 05/25/2037		353	336
Countrywide Asset-Backed Certificates
4.915% due 01/25/2037		71	70
4.915% due 03/25/2037		101	99
4.915% due 05/25/2037		1,368	1,335
4.915% due 03/25/2047		180	177
4.925% due 03/25/2037		160	155
4.925% due 09/25/2046		31	31
4.935% due 07/25/2036		35	35
4.935% due 06/25/2037		72	70
4.945% due 06/25/2037		75	73
4.945% due 10/25/2037		163	160
4.975% due 10/25/2046		432	422
4.995% due 07/25/2036		12	12
5.025% due 02/25/2036		92	90
5.045% due 09/25/2036		193	179
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		72	69
4.985% due 07/25/2037		1,661	1,578
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		50	50
First Franklin Mortgage Loan Asset-Backed Certificates
4.895% due 07/25/2036		38	38
4.905% due 09/25/2036		114	110
4.905% due 01/25/2038		75	73
4.915% due 11/25/2036		1,584	1,520
4.915% due 12/25/2036		58	56
4.935% due 12/25/2037		68	66
4.955% due 01/25/2036		61	61
First NLC Trust
4.935% due 08/25/2037		634	622
First USA Credit Card Master Trust
5.156% due 04/18/2011		200	200
Fremont Home Loan Trust
4.915% due 10/25/2036		55	54
4.925% due 01/25/2037		71	69
4.935% due 02/25/2037		229	224
5.035% due 01/25/2036		31	31
GE-WMC Mortgage Securities LLC
4.905% due 08/25/2036		117	113
GS Auto Loan Trust
5.344% due 07/15/2008		125	125
GSAMP Trust
4.935% due 09/25/2036		137	135
4.935% due 10/25/2036		28	26
4.935% due 12/25/2036		75	73
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		43	42
5.749% due 11/20/2036		465	463
Home Equity Asset Trust
4.925% due 05/25/2037		78	75
HSI Asset Securitization Corp. Trust
4.915% due 10/25/2036		70	67
4.915% due 12/25/2036		948	914
4.925% due 05/25/2037		451	431
Indymac Residential Asset-Backed Trust
4.915% due 11/25/2036		80	79
4.925% due 04/25/2037		63	61
4.945% due 07/25/2037		161	158
4.955% due 03/25/2036		52	51
4.995% due 04/25/2037		145	139
JPMorgan Mortgage Acquisition Corp.
4.915% due 08/25/2036		297	292
4.925% due 04/01/2037		257	246
4.935% due 03/25/2036		38	38
4.935% due 11/25/2036		52	51
4.945% due 08/25/2036		114	111
4.945% due 03/25/2037		154	148
4.975% due 08/25/2036		723	690
5.075% due 06/25/2035		6	6
Lehman ABS Mortgage Loan Trust
4.955% due 06/25/2037		176	173
Lehman XS Trust
4.935% due 05/25/2046		30	30
4.945% due 04/25/2046		168	167
4.945% due 08/25/2046		146	145
4.945% due 11/25/2046		289	277
4.955% due 05/25/2046		60	60
4.985% due 11/25/2036		187	187
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036		16	16
4.905% due 07/25/2036		76	74
4.905% due 11/25/2036		62	61
4.925% due 10/25/2036		121	118
4.925% due 05/25/2046		38	38
4.955% due 01/25/2046		46	46
5.145% due 10/25/2034		62	60
MASTR Asset-Backed Securities Trust
4.915% due 03/25/2036		78	78
4.925% due 10/25/2036		15	15
4.925% due 11/25/2036		64	62
4.945% due 05/25/2037		151	148
5.015% due 11/25/2035		48	48
MBNA Credit Card Master Note Trust
5.148% due 08/16/2010		100	100
Merrill Lynch First Franklin Mortgage Loan Trust
4.925% due 07/25/2037		264	255
Merrill Lynch Mortgage Investors, Inc.
4.895% due 06/25/2037		39	38
4.915% due 05/25/2037		309	305
4.935% due 08/25/2036		1,118	1,103
4.935% due 02/25/2037		85	84
4.935% due 07/25/2037		183	178
4.945% due 09/25/2037		321	315
Morgan Stanley ABS Capital I
4.905% due 06/25/2036		27	27
4.905% due 10/25/2036		57	56
4.915% due 09/25/2036		166	161
4.915% due 10/25/2036		59	56
4.915% due 11/25/2036		130	125
4.925% due 05/25/2037		339	327
4.935% due 02/25/2036		66	65
4.985% due 02/25/2036		100	98
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036		57	55
Nationstar Home Equity Loan Trust
4.925% due 06/25/2037		172	168
Nelnet Student Loan Trust
5.182% due 09/25/2012		4	4
New Century Home Equity Loan Trust
4.935% due 08/25/2036		132	131
5.045% due 05/25/2036		100	96
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		24	24
Option One Mortgage Loan Trust
4.915% due 07/25/2036		24	24
4.915% due 01/25/2037		64	63
Popular ABS Mortgage Pass-Through Trust
4.955% due 06/25/2047		169	164
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036		41	40
4.945% due 10/25/2036		178	173
4.965% due 08/25/2046		56	55
Residential Asset Securities Corp.
4.905% due 06/25/2036		119	117
4.905% due 08/25/2036		133	132
4.935% due 07/25/2036		164	163
4.935% due 11/25/2036		170	166
4.945% due 10/25/2036		162	158
4.985% due 04/25/2036		900	879
Saxon Asset Securities Trust
4.925% due 10/25/2046		229	226
Securitized Asset-Backed Receivables LLC Trust
4.925% due 03/25/2036		55	54
4.925% due 12/25/2036		159	149
4.945% due 11/25/2036		76	74
4.995% due 05/25/2037		2,462	2,433
SLC Student Loan Trust
4.849% due 02/15/2015		899	897
SLM Student Loan Trust
5.064% due 04/25/2014		778	777
5.074% due 07/25/2013		2,745	2,744
5.074% due 10/25/2016		99	99
5.074% due 07/25/2017		125	125
5.084% due 04/25/2017		3,572	3,553
5.234% due 01/25/2017		114	114
Soundview Home Equity Loan Trust
4.915% due 10/25/2036		193	189
4.925% due 11/25/2036		121	120
4.925% due 12/25/2036		39	39
4.945% due 01/25/2037		55	53
4.945% due 06/25/2037		162	159
4.965% due 10/25/2036		34	33
5.665% due 10/25/2037		674	663
Specialty Underwriting & Residential Finance
4.895% due 06/25/2037		40	39
4.910% due 11/25/2037		53	52
4.925% due 02/25/2037		21	21
Structured Asset Investment Loan Trust
4.915% due 07/25/2036		46	44
Structured Asset Securities Corp.
4.900% due 04/25/2035		348	340
4.915% due 10/25/2036		303	298
4.945% due 01/25/2037		69	67
USAA Auto Owner Trust
5.337% due 07/11/2008		65	65
Wachovia Auto Owner Trust
5.340% due 07/18/2008		81	81
Washington Mutual Asset-Backed Certificates
4.915% due 01/25/2037		76	73
4.925% due 10/25/2036		76	73
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		61	60

Total Asset-Backed Securities (Cost $51,888)			51,095

SOVEREIGN ISSUES 2.1%
Banco Nacional de Desenvolvimento Economico e Social
5.330% due 06/16/2008		4,230	4,215
Chile Government International Bond
5.411% due 01/28/2008		2,840	2,840
Korea Development Bank
3.875% due 03/02/2009		2,960	2,915
4.750% due 07/20/2009		100	99
5.080% due 10/31/2008		2,000	1,993
5.580% due 10/20/2009		5,192	5,198
Mexico Government International Bond
4.625% due 10/08/2008		200	199
5.942% due 01/13/2009		797	800
Panama Government International Bond
8.250% due 04/22/2008		600	605
Russia Government International Bond
8.250% due 03/31/2010		1,333	1,386
Ukraine Government International Bond
8.693% due 08/05/2009		2,200	2,266

Total Sovereign Issues (Cost $22,543)			22,516

FOREIGN CURRENCY-DENOMINATED ISSUES 6.9%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	233
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	44,440	20,938
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,400	3,769
6.000% due 05/15/2045		1,000	873
10.000% due 01/01/2012		85,835	43,957
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	19,700	1,809
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	57,224	2,451

Total Foreign Currency-Denominated Issues (Cost $73,732)			74,030

SHORT-TERM INSTRUMENTS 40.6%
Certificates of Deposit 3.2%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		300	300
Barclays Bank PLC
5.490% due 08/10/2009		3,400	3,404
Calyon Financial, Inc.
5.204% due 01/16/2009		700	699
Citibank N.A.
4.770% due 01/29/2008		28,000	28,000
Fortis Bank NY
4.745% due 04/28/2008		100	100
HSBC Bank USA N.A.
5.426% due 07/28/2008		100	100
Nordea Bank Finland PLC
4.788% due 03/31/2008		100	100
4.991% due 05/28/2008		300	300
5.230% due 04/09/2009		800	799
Skandinaviska Enskilda Banken AB
4.611% due 02/04/2008		100	100
Societe Generale NY
4.768% due 06/30/2008		300	300
Unicredito Italiano NY
5.062% due 05/29/2008		400	400
5.358% due 05/06/2008		300	300

			34,902

Commercial Paper 37.0%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		11,700	11,693
ANZ National International Ltd.
5.100% due 01/22/2008		29,100	29,018
Bank of America Corp.
4.695% due 01/28/2008		27,000	26,908
Bank of Scotland PLC
5.050% due 01/28/2008		5,900	5,878
Barclays U.S. Funding Corp.
4.810% due 01/25/2008		2,800	2,791
5.110% due 01/17/2008		22,600	22,552
5.180% due 01/09/2008		3,600	3,596
Calyon Financial, Inc.
5.010% due 01/18/2008		23,500	23,448
Citibank N.A.
5.900% due 01/25/2008		9,300	9,265
5.940% due 02/01/2008		8,000	7,960
Danske Corp.
4.740% due 02/08/2008		30,400	30,252
DnB NORBank ASA
5.010% due 01/11/2008		1,500	1,498
Intesa Funding LLC
5.010% due 01/22/2008		29,100	29,019
Rabobank Financial Co.
3.990% due 01/02/2008		29,600	29,600
Royal Bank of Scotland Group PLC
4.740% due 01/28/2008		29,500	29,399
4.780% due 01/24/2008		1,200	1,197
5.000% due 01/18/2008		200	200
5.080% due 01/18/2008		2,900	2,893
Skandinaviska Enskilda Banken AB
4.720% due 02/01/2008		1,200	1,195
4.880% due 01/23/2008		500	499
4.980% due 01/18/2008		26,600	26,541
5.050% due 01/25/2008		1,600	1,595
5.125% due 01/11/2008		800	799
Swedbank AB
4.730% due 02/01/2008		3,000	2,988
4.920% due 01/24/2008		200	199
5.015% due 01/24/2008		26,500	26,419
5.100% due 01/17/2008		700	699
UBS Finance Delaware LLC
4.690% due 01/28/2008		29,500	29,400
Unicredito Italiano SpA
4.810% due 02/15/2008		16,400	16,304
5.140% due 01/18/2008		6,500	6,485
5.220% due 01/04/2008		2,400	2,399
Westpac Trust Securities NZ Ltd.
4.810% due 01/25/2008		12,200	12,163
5.100% due 01/15/2008		3,800	3,793

			398,645

Egypt Treasury Bills 0.1%
9.690% due 02/05/2008	EGP	3,000	540

U.S. Treasury Bills 0.3%
2.973% due 02/28/2008 - 03/13/2008 (a)		$2,750	2,729

Total Short-Term Instruments (Cost $436,803)			436,817

Total Investments 94.0% (Cost $1,012,982)			$1,011,085
Other Assets and Liabilities (Net) 6.0%			64,739

Net Assets (c) 100.0%			$1,075,823

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $995 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(c) As of December 31, 2007 portfolio securities with an aggregate value of $16,345 and derivative instruments with an aggregate appreciation of $366 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Swap agreements outstanding on December 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	29,000	$(857)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		41,400	(1,158)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Receive	12.290%	01/02/2009		2,500	(5)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.670%	01/04/2010		728,000	3,253
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		3,400	(23)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		17,900	(417)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		17,000	(427)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(20)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(21)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	2,550	4
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		2,550	4
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		58,000	(192)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		7,700	2
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		4,000	30
Citibank N.A.	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010	ZAR	16,750	(24)
HSBC Bank USA	3-Month ZAR-Johannesburg Interbank Agreed Rate	Pay	9.990%	11/09/2010		16,750	(24)

							$125

(e) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	01/01/2038	$100,000	$101,080	$101,547
Freddie Mac	6.000%	01/01/2038	7,100	7,212	7,205

				$108,292	$108,752

(f) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	9,596	05/2008	$24	$0	$24
Buy	BRL	174,186	03/2008	11,474	0	11,474
Sell		106,011	03/2008	0	(4,034)	(4,034)
Buy		101,279	07/2008	3,002	(36)	2,966
Sell		61,820	07/2008	293	(57)	236
Buy	CLP	6,198,536	03/2008	629	0	629
Buy		13,728,066	07/2008	0	(118)	(118)
Buy	CNY	74,085	01/2008	151	0	151
Sell		74,085	01/2008	0	(156)	(156)
Buy		5,327	07/2008	11	0	11
Sell		11,842	10/2008	0	(2)	(2)
Buy		183,282	03/2009	1,495	0	1,495
Buy	COP	50,786,054	03/2008	1,232	(53)	1,179
Sell		13,842,200	03/2008	0	(93)	(93)
Buy	CZK	1,261,301	03/2008	8,209	0	8,209
Sell		746,286	03/2008	18	(3,693)	(3,675)
Buy		345,545	07/2008	1,863	0	1,863
Buy	HKD	331,648	01/2008	0	(160)	(160)
Buy	HUF	5,590,421	07/2008	604	0	604
Sell		1,420,254	07/2008	6	0	6
Buy	IDR	190,891,000	01/2008	68	0	68
Buy		49,556,645	05/2008	84	0	84
Buy	ILS	28,812	11/2008	128	0	128
Buy	INR	219,527	05/2008	316	0	316
Buy		740,665	08/2008	50	(26)	24
Buy	JPY	88,611	02/2008	0	(2)	(2)
Buy	KRW	2,441,445	01/2008	0	(68)	(68)
Buy		9,250,810	05/2008	34	0	34
Sell		1,869,115	05/2008	28	0	28
Buy		782,390	08/2008	0	(18)	(18)
Buy	KWD	752	05/2008	144	0	144
Buy	MXN	976,664	03/2008	1,178	(58)	1,120
Sell		54,592	03/2008	23	0	23
Buy		298,324	07/2008	205	0	205
Sell		111,220	07/2008	0	(29)	(29)
Buy	MYR	74,168	05/2008	779	0	779
Buy		14,682	08/2008	137	0	137
Buy	PHP	661,467	05/2008	1,504	0	1,504
Buy		356,588	08/2008	423	0	423
Buy	PLN	167,538	03/2008	8,008	0	8,008
Sell		10,552	03/2008	36	0	36
Buy		144,773	07/2008	6,408	0	6,408
Buy	RON	84,702	01/2008	0	(1,678)	(1,678)
Sell		84,702	01/2008	458	(33)	425
Buy		48,987	11/2008	49	0	49
Buy	RUB	1,139,057	01/2008	2,176	0	2,176
Sell		1,139,057	01/2008	115	(168)	(53)
Buy		207,492	07/2008	176	0	176
Buy		1,012,232	11/2008	0	(137)	(137)
Buy	SAR	9,811	05/2008	11	0	11
Buy	SGD	15,624	02/2008	396	0	396
Buy		96,559	05/2008	2,562	0	2,562
Buy		72,380	08/2008	587	0	587
Buy	SKK	780,814	03/2008	2,233	0	2,233
Buy		22,072	07/2008	0	(21)	(21)
Buy	TRY	84,652	03/2008	13,091	0	13,091
Sell		39,253	03/2008	27	(854)	(827)
Buy	TWD	367,760	01/2008	0	(41)	(41)
Buy	ZAR	196,878	03/2008	545	(438)	107
Buy		290,480	07/2008	1,762	(223)	1,539
Sell		20,118	07/2008	0	(37)	(37)

				$72,752	$(12,233)	$60,519

See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARGENTINA 0.3%
Argentina Bonos
5.389% due 08/03/2012		$10,290	$5,827

Total Argentina (Cost $6,001)			5,827

BRAZIL 20.9%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	340,840	160,576
Brazilian Government International Bond
8.250% due 01/20/2034		$100	127
10.250% due 01/10/2028	BRL	84,000	45,834
12.500% due 01/05/2016		20,000	12,303
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		5,800	4,968
6.000% due 08/15/2024		60,000	51,723
6.000% due 05/15/2045		2,000	1,746
10.000% due 01/01/2012		403,475	206,603
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		$2,100	2,152
CSN Islands VII Corp.
10.750% due 09/12/2008		2,025	2,091
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200	1,141
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		1,300	1,329
8.800% due 01/30/2017		1,500	1,549

Total Brazil (Cost $507,001)			492,142

CAYMAN ISLANDS 0.0%
Petrobras International Finance Co.
6.125% due 10/06/2016		$650	666

Total Cayman Islands (Cost $630)			666

CHILE 0.1%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,525
CODELCO, Inc.
5.625% due 09/21/2035		100	92
6.150% due 10/24/2036		100	99

Total Chile (Cost $1,692)			1,716

CHINA 0.1%
China Development Bank
5.000% due 10/15/2015		$500	494
Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	564

Total China (Cost $1,094)			1,058

EGYPT 0.0%
Petroleum Export Ltd.
5.265% due 06/15/2011		$755	750

Total Egypt (Cost $755)			750

EL SALVADOR 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$4,250	4,235
El Salvador Government International Bond
8.500% due 07/25/2011		125	137

Total El Salvador (Cost $4,368)			4,372

GUATEMALA 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$4,717	$5,446

Total Guatemala (Cost $4,786)			5,446

INDIA 0.1%
ICICI Bank Ltd.
5.750% due 01/12/2012		$3,200	3,081

Total India (Cost $3,194)			3,081

KAZAKHSTAN 0.4%
Intergas Finance BV
6.375% due 05/14/2017		$4,000	3,600
6.875% due 11/04/2011		500	485
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		6,450	6,112

Total Kazakhstan (Cost $10,986)			10,197

MEXICO 2.3%
America Movil SAB de C.V.
4.958% due 06/27/2008		$6,300	6,300
5.500% due 03/01/2014		5,000	4,993
5.750% due 01/15/2015		5,900	5,918
8.460% due 12/18/2036	MXN	10,900	942
C5 Capital SPV Ltd.
6.196% due 12/31/2049		400	396
C8 Capital SPV Ltd.
6.640% due 12/29/2049		600	571
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$5,100	4,712
Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,400
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		10,300	10,429
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		500	518
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		1,000	1,052
Mexican Bonos
8.000% due 12/17/2015	MXN	129,000	11,705
Mexico Government International Bond
6.750% due 09/27/2034		$98	108
Pemex Project Funding Master Trust
6.625% due 06/15/2035		25	26
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	918
Vitro SAB de C.V.
8.625% due 02/01/2012		$700	662
9.125% due 02/01/2017		200	185

Total Mexico (Cost $55,399)			54,835

MOROCCO 0.0%
Kingdom of Morocco
6.375% due 01/01/2009		$197	198

Total Morocco (Cost $195)			198

PANAMA 0.1%
Panama Government International Bond
6.700% due 01/26/2036		$100	106
9.375% due 07/23/2012		200	234
9.625% due 02/08/2011		1,179	1,329

Total Panama (Cost $1,625)			1,669

PERU 0.0%
Peru Government International Bond
8.750% due 11/21/2033		$100	$133

Total Peru (Cost $132)			133

POLAND 0.9%
Poland Government International Bond
5.750% due 09/23/2022	PLN	48,900	19,761

Total Poland (Cost $17,702)			19,761

RUSSIA 1.3%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$1,050	1,195
Gaz Capital for Gazprom
8.625% due 04/28/2034		500	628
Gazprom International S.A.
7.201% due 02/01/2020		10,157	10,394
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,029
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		2,050	2,109
Russia Government International Bond
12.750% due 06/24/2028		100	182
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,047
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	955
6.625% due 03/20/2017		4,400	4,026
7.500% due 07/18/2016		3,900	3,791
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,337

Total Russia (Cost $31,414)			30,693

SOUTH AFRICA 0.7%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,052	14,550
5.875% due 05/30/2022		$1,680	1,713

Total South Africa (Cost $13,614)			16,263

SUPRANATIONAL 0.0%
Inter-American Development Bank
8.500% due 03/15/2011		$120	137

Total Supranational (Cost $137)			137

TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$3,300	3,295

Total Trinidad And Tobago (Cost $3,287)			3,295

UKRAINE 0.6%
Colvis Finance Ltd.
8.000% due 02/02/2009		$2,500	2,502
Ukraine Government International Bond
8.693% due 08/05/2009		11,895	12,253

Total Ukraine (Cost $14,983)			14,755

UNITED STATES 18.9%
Corporate Bonds & Notes 0.8%
Florida Power Corp.
5.279% due 11/14/2008		$4,000	3,995
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		104	112
John Deere Capital Corp.
5.038% due 09/25/2008		11,000	$11,005
JPMorgan Chase & Co.
5.384% due 01/17/2011		3,960	3,925

			19,037

Mortgage-backed Securities 0.4%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		9,264	9,180

U.S. Government Agencies 17.7%
Fannie Mae
5.500% due 01/01/2037 - 06/01/2037		10,560	10,550
6.000% due 07/01/2031 - 01/01/2038		400,012	406,326

			416,876

Total United States (Cost $442,912)			445,093

URUGUAY 0.4%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	101,326	4,340
7.500% due 03/15/2015		$4,000	4,340

Total Uruguay (Cost $8,544)			8,680

VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$600	637

Total Vietnam (Cost $591)			637

SHORT-TERM INSTRUMENTS 50.6%
Certificates of Deposit 2.8%
Citibank N.A.
4.770% due 01/29/2008		$65,000	65,000

Commercial Paper 46.8%
Abbey National Treasury Services PLC
4.680% due 02/01/2008		68,800	68,532
ABN AMRO N.A. Finance
4.700% due 02/01/2008		3,200	3,187
ANZ National International Ltd.
4.700% due 02/01/2008		7,300	7,271
5.100% due 01/22/2008		68,200	68,007
Bank of America Corp.
4.695% due 01/28/2008		65,000	64,780
Bank of Scotland PLC
5.050% due 01/28/2008		6,500	6,476
Barclays U.S. Funding Corp.
4.810% due 01/25/2008		2,800	2,791
4.820% due 02/06/2008		10,900	10,849
5.100% due 01/25/2008		17,700	17,642
5.110% due 01/17/2008		42,000	41,911
5.180% due 01/09/2008		1,600	1,598
Caisse d’Amortissement de la Dette Sociale
4.730% due 02/01/2008		68,100	67,832
Calyon Financial, Inc.
5.010% due 01/18/2008		68,100	67,948
Citibank N.A.
5.900% due 01/25/2008		14,000	13,947
Danske Corp.
4.730% due 01/31/2008		8,200	8,169
4.740% due 02/08/2008		66,000	65,679
DnB NORBank ASA
5.050% due 01/25/2008		7,700	7,675
Freddie Mac
3.000% due 01/02/2008		41,500	41,500
Intesa Funding LLC
5.010% due 01/22/2008		68,100	67,910
Royal Bank of Scotland Group PLC
4.740% due 01/28/2008		68,100	67,867
5.030% due 01/22/2008		1,000	997
5.080% due 01/22/2008		42,200	42,081
Skandinaviska Enskilda Banken AB
4.730% due 02/08/2008		63,200	62,893
5.050% due 01/25/2008		1,100	1,096
5.125% due 01/11/2008		900	899
Swedbank AB
4.730% due 02/01/2008		1,400	1,395
5.130% due 01/18/2008		18,500	18,458
5.135% due 01/17/2008		54,800	54,683
UBS Finance Delaware LLC
4.690% due 01/28/2008		68,100	67,869
Unicredito Italiano SpA
5.140% due 01/18/2008		13,100	13,070
5.220% due 01/04/2008		62,200	62,182
Westpac Trust Securities NZ Ltd.
4.810% due 01/25/2008		6,600	6,580
5.100% due 01/15/2008		68,300	68,174

			1,101,948

Repurchase Agreements 0.1%
Fixed Income Clearing Corp.
3.900% due 01/02/2008		1,595	1,595

(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 0.000% due 01/25/2008 valued at $1,631. Repurchase proceeds are $1,595.)
U.S. Treasury Bills 0.9%
2.959% due 02/28/2008 - 03/13/2008 (a)(b)		21,250	21,056

Total Short-Term Instruments (Cost $1,189,671)			1,189,599

Purchased Options (f) 1.1% (Cost $6,876)			26,694
Total Investments 99.3% (Cost $2,327,589)			$2,337,697
Written Options (g) (0.9%) (Premiums $7,651)			(21,465)
Other Assets and Liabilities (Net) 1.6%			37,644

Net Assets (c) 100.0%			$2,353,876

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $21,056 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $4,340 and derivatives instruments with an aggregate depreciation of ($43,722) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Cash of $3,160 has been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	788	$1,788

(e) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	$2,400	$57
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	2,400	58
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%	09/20/2011	500	7
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	6,500	150
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	11,000	5
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	1,700	(9)
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	1,350	9
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	7,000	(218)
Citibank N.A.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.790%	07/20/2011	300	2
Citibank N.A.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.800%	11/15/2013	9,500	956
Credit Suisse USA, Inc.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	651
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.580%	06/20/2016	5,000	(100)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	800	6
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	10,000	(252)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.900%	11/20/2011	25,000	(595)
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	4,000	(33)
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	465
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	2,100	(103)
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%	09/20/2011	5,250	134
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	1,995
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	31,000	(476)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%	04/20/2016	5,100	(112)
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	11,150	164
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.320%	01/21/2014	10,700	903
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	2,230	126
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	4,500	96
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011	8,000	50
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	2,700	(25)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	6,025	(189)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.430%	05/20/2012	2,000	(24)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	4,700	184
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	672	5
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	2,800	59
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.690%	03/20/2016	20,000	(371)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	5,000	(137)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	2,000	(118)
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.740%	11/18/2013	10,000	973
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	1,350	113
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	1,000	(13)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	1,000	(14)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	600	(6)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.390%	05/20/2016	20,500	(628)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	5,000	(156)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	2,000	27
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	1,000	(17)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	1,000	8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.270%	12/20/2011	10,000	(29)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	8,900	57
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	1,000	10
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	4,700	126
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	600	17
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	4,500	157
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	6,500	25
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	600	(4)
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	2,000	(38)

						$3,928

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse USA, Inc.	6-Month Australian Bank Bill	Pay	7.250%	06/15/2013	AUD	23,600	$(301)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	895,000	(31,424)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	01/04/2010		21,900	232
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		21,300	360
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		11,600	33
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		273,000	(9,885)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		150,000	(3,038)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	5,700	8
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		5,700	8
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		376,100	(183)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		52,250	108
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,254,000	(11,503)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		50,000	94
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		840,000	(3,264)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		37,100	11
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.850%	09/21/2016		80,000	142
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		28,000	(4)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		38,000	284
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		5,000	(6)
Barclays Bank PLC	6-Month PLN-LIBOR	Pay	5.750%	12/19/2017	PLN	5,000	(7)

							$(58,335)

(f) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,286,000	$6,876	$26,694

(g) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$114.000	02/22/2008	797	$670	$897
Put - CBOT U.S. Treasury 10-Year Note March Futures	110.000	02/22/2008	797	430	199
				$1,100	$1,096

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$559,000	$6,551	$20,369

(h) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	01/01/2038	$11,000	$11,017	$10,988
Fannie Mae	6.000%	01/01/2038	400,000	404,321	406,188

				$415,338	$417,176

(i)	Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	53,698	05/2008	$71	$(13)	$58
Buy	BRL	113,198	03/2008	6,946	0	6,946
Buy		124,528	07/2008	3,797	0	3,797
Sell		63,524	07/2008	0	(442)	(442)
Buy	CLP	873,543	03/2008	95	0	95
Buy		344,624	07/2008	0	(2)	(2)
Buy	CNY	31,654	01/2008	88	0	88
Sell		31,654	01/2008	0	(19)	(19)
Buy		1,266,627	07/2008	5,106	0	5,106
Sell		590,834	07/2008	0	(675)	(675)
Buy		30,567	10/2008	4	(1)	3
Buy	COP	180,720	03/2008	8	0	8
Sell		180,720	03/2008	0	(1)	(1)
Buy	CZK	4,091	03/2008	26	0	26
Buy	EUR	53	01/2008	0	(1)	(1)
Sell		7,905	01/2008	18	0	18
Sell	HKD	948	01/2008	1	0	1
Buy	HUF	895,550	07/2008	74	0	74
Sell		841,632	07/2008	3	0	3
Buy	IDR	7,585,107	05/2008	13	0	13
Buy	ILS	465	11/2008	2	0	2
Buy	INR	1,266	05/2008	1	0	1
Sell		1,266	05/2008	0	0	0
Buy	KRW	71,211,602	01/2008	0	(2,027)	(2,027)
Buy		80,710,671	05/2008	295	(7)	288
Sell		928,365	05/2008	2	0	2
Buy		3,826,276	08/2008	0	(90)	(90)
Buy	KWD	4,129	05/2008	445	0	445
Buy	MXN	1,355,939	03/2008	557	(143)	414
Sell		95,932	03/2008	0	(45)	(45)
Buy		1,429,228	07/2008	2,591	(328)	2,263
Buy	MYR	2,928	08/2008	27	0	27
Buy	PLN	451,780	03/2008	21,116	0	21,116
Sell		21,998	03/2008	0	(31)	(31)
Buy		69,002	07/2008	2,876	0	2,876
Buy	RUB	4,243,212	01/2008	8,015	0	8,015
Sell		4,243,212	01/2008	253	(659)	(406)
Buy		1,768,126	07/2008	2,429	0	2,429
Sell		246,275	07/2008	0	(351)	(351)
Buy		4,288,604	11/2008	707	(265)	442
Buy	SAR	54,967	05/2008	32	(28)	4
Buy	SGD	161,246	02/2008	3,949	0	3,949
Buy		162,896	05/2008	5,036	0	5,036
Buy		607	08/2008	5	0	5
Buy	SKK	5,396	03/2008	17	0	17
Buy	ZAR	56,647	07/2008	181	(183)	(2)

				$64,786	$(5,311)	$59,475

See accompanying notes

Schedule of Investments

High Yield Portfolio

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 2.8%
Biomet, Inc.
7.776% due 03/25/2015		$1,000	$991
Community Health Corp.
7.331% due 07/25/2014		524	505
Community Health Systems, Inc.
4.000% due 07/02/2014		46	45
7.072% due 07/02/2014		180	173
Daimler Finance North America LLC
9.000% due 08/03/2012		13,975	13,473
Ford Motor Co.
8.000% due 12/15/2013		1,985	1,842
General Motors Corp.
7.056% due 11/29/2013		1,489	1,395
Georgia-Pacific Corp.
6.580% due 12/20/2012		290	276
6.896% due 12/20/2012		1,203	1,148
Harrah’s Entertainment, Inc.
7.500% due 03/09/2008		2,000	1,960
Hawaiian Telcom Communications, Inc.
7.080% due 06/01/2014		1,995	1,882
HCA, Inc.
7.080% due 11/16/2013		1,985	1,916
Headwaters, Inc.
6.790% due 04/30/2011		341	329
Metro-Goldwyn-Mayer, Inc.
8.108% due 04/08/2012		2,960	2,750
Mylan Laboratories, Inc.
8.312% due 10/02/2014		2,000	1,983
9.750% due 10/02/2008		144	144
Nuveen Investments, Inc.
7.830% due 11/13/2014		778	771
7.865% due 11/01/2014		722	716
Roundy’s Supermarket, Inc.
7.910% due 10/27/2011		975	958
SLM Corp.
0.000% due 02/16/2008		1,600	1,594
Telesat Canada
9.000% due 10/31/2008		3,800	3,629
Thompson Learning, Inc.
7.600% due 06/27/2014		1,300	1,232
Tribune Co.
7.396% due 05/30/2009		327	316
7.910% due 05/30/2014		598	511
Wind Acquisition Finance S.A.
12.459% due 12/21/2011		330	346

Total Bank Loan Obligations (Cost $41,762)			40,885

CORPORATE BONDS & NOTES 77.7%
Banking & Finance 15.8%
AES Red Oak LLC
8.540% due 11/30/2019		706	760
9.200% due 11/30/2029		1,000	1,115
American General Finance Corp.
6.900% due 12/15/2017		1,800	1,805
American International Group, Inc.
5.850% due 01/16/2018		4,300	4,336
Barclays Bank PLC
6.050% due 12/04/2017		6,575	6,637
7.434% due 09/29/2049		1,250	1,301
Citigroup Capital XXI
8.300% due 12/21/2057		2,950	3,089
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		296	306
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		24,044	20,843
7.375% due 02/01/2011		2,750	2,464
7.800% due 06/01/2012		25,000	21,936
7.875% due 06/15/2010		5,000	4,616
8.625% due 11/01/2010		3,500	3,250
GMAC LLC
5.125% due 05/09/2008		200	198
6.625% due 05/15/2012		8,775	7,301
6.750% due 12/01/2014		7,900	6,380
7.000% due 02/01/2012		30,750	26,111
7.250% due 03/02/2011		20,000	17,543
8.000% due 11/01/2031		10,880	9,149
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		9,700	9,534
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		1,400	1,519
HSBC Holdings PLC
6.500% due 09/15/2037		900	875
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017		7,050	7,280
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		16,175	16,579
10.375% due 10/15/2017 (b)		800	802
11.625% due 10/15/2017		11,625	11,509
Mirage Resorts, Inc.
7.250% due 08/01/2017		4,075	3,871
NSG Holdings LLC
7.750% due 12/15/2025		650	655
Petroplus Finance Ltd.
6.750% due 05/01/2014		175	164
7.000% due 05/01/2017		175	161
Rabobank Capital Funding Trust
5.254% due 12/29/2049		700	628
Residential Capital LLC
7.625% due 11/21/2008		3,775	3,020
Royal Bank of Scotland Group PLC
7.640% due 03/31/2049		7,700	7,930
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		5,000	5,022
SLM Corp.
5.125% due 08/27/2012		1,250	1,119
5.294% due 07/25/2008		2,400	2,351
Tenneco, Inc.
8.625% due 11/15/2014		8,400	8,295
10.250% due 07/15/2013		133	142
UBS AG
5.875% due 12/20/2017		3,600	3,632
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,100	2,025
Universal City Florida Holding Co. I
9.661% due 05/01/2010		50	50
Ventas Realty LP
6.750% due 04/01/2017		1,800	1,791
7.125% due 06/01/2015		1,500	1,523
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,950	2,135

			231,752

Industrials 49.8%
Abitibi-Consolidated, Inc.
6.950% due 04/01/2008		500	493
8.550% due 08/01/2010		2,125	1,870
Actuant Corp.
6.875% due 06/15/2017		1,100	1,094
Allied Waste North America, Inc.
7.250% due 03/15/2015		7,775	7,775
Allison Transmission
11.000% due 11/01/2015		3,500	3,202
11.250% due 11/01/2015 (b)		725	643
American Stores Co.
8.000% due 06/01/2026		13,250	13,350
AmeriGas Partners LP
7.125% due 05/20/2016		1,500	1,462
7.250% due 05/20/2015		5,800	5,713
ARAMARK Corp.
8.500% due 02/01/2015		13,775	14,016
Arco Chemical Co.
10.250% due 11/01/2010		225	235
ArvinMeritor, Inc.
8.125% due 09/15/2015		11,950	10,396
8.750% due 03/01/2012		4,500	4,219
Berry Plastics Holding Corp.
8.875% due 09/15/2014		13,000	12,415
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		10,450	7,942
Buhrmann U.S., Inc.
8.250% due 07/01/2014		900	864
CanWest MediaWorks LP
9.250% due 08/01/2015		4,500	4,427
Cascades, Inc.
7.250% due 02/15/2013		6,875	6,480
Celestica, Inc.
7.625% due 07/01/2013		550	515
7.875% due 07/01/2011		12,925	12,505
Chart Industries, Inc.
9.125% due 10/15/2015		2,300	2,369
Charter Communications Operating LLC
8.375% due 04/30/2014		23,450	22,805
Chemtura Corp.
6.875% due 06/01/2016		5,150	4,867
Chesapeake Energy Corp.
6.875% due 01/15/2016		925	920
7.000% due 08/15/2014		4,470	4,515
7.500% due 06/15/2014		3,640	3,722
Community Health Systems, Inc.
8.875% due 07/15/2015		15,829	16,205
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		5,775	5,876
7.750% due 05/15/2017		4,450	4,517
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		4,900	4,269
Crown Americas LLC & Crown Americas Capital Corp.
7.750% due 11/15/2015		4,700	4,864
CSC Holdings, Inc.
6.750% due 04/15/2012		17,675	16,990
7.625% due 04/01/2011		5,425	5,438
7.625% due 07/15/2018		1,500	1,386
7.875% due 02/15/2018		949	892
DaVita, Inc.
7.250% due 03/15/2015		2,182	2,198
Delhaize America, Inc.
8.050% due 04/15/2027		600	635
Dex Media West LLC
8.500% due 08/15/2010		25	25
Dynegy Holdings, Inc.
7.125% due 05/15/2018		4,753	4,230
7.500% due 06/01/2015		23,375	21,972
EchoStar DBS Corp.
6.375% due 10/01/2011		200	198
7.125% due 02/01/2016		19,175	19,654
El Paso Corp.
7.000% due 06/15/2017		19,900	20,020
8.050% due 10/15/2030		2,300	2,406
Enterprise Products Operating LP
7.034% due 01/15/2068		1,160	1,053
8.375% due 08/01/2066		1,385	1,420
Ferrellgas Partners LP
8.750% due 06/15/2012		8,590	8,869
First Data Corp.
9.875% due 09/24/2015		16,875	15,715
Ford Motor Co.
7.450% due 07/16/2031		500	374
9.215% due 09/15/2021		800	672
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		875	930
8.375% due 04/01/2017		19,050	20,479
Freescale Semiconductor, Inc.
8.866% due 12/15/2014		1,000	855
8.875% due 12/15/2014		13,915	12,489
9.125% due 12/15/2014 (b)		5,675	4,852
10.125% due 12/15/2016		620	515
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		600	624
General Motors Corp.
7.700% due 04/15/2016		9,635	8,190
8.250% due 07/15/2023		3,000	2,400
8.375% due 07/15/2033		500	405
8.800% due 03/01/2021		1,000	845
Georgia-Pacific Corp.
7.000% due 01/15/2015		14,000	13,685
7.125% due 01/15/2017		3,400	3,324
7.250% due 06/01/2028		750	664
7.750% due 11/15/2029		100	92
8.000% due 01/15/2024		9,055	8,466
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011		1,002	1,050
9.000% due 07/01/2015		6,300	6,710
HCA, Inc.
7.190% due 11/15/2015		350	302
7.690% due 06/15/2025		900	750
9.250% due 11/15/2016		41,500	43,679
Health Management Associates, Inc.
6.125% due 04/15/2016		1,000	872
Herbst Gaming, Inc.
7.000% due 11/15/2014		950	565
Hertz Corp.
8.875% due 01/01/2014		17,075	17,395
Ineos Group Holdings PLC
8.500% due 02/15/2016		13,700	12,262
Intelsat Bermuda Ltd.
8.886% due 01/15/2015		1,000	1,008
9.250% due 06/15/2016		14,410	14,554
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		1,500	1,515
8.625% due 01/15/2015		2,750	2,778
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		10,900	10,791
JET Equipment Trust
7.630% due 08/15/2012 (a)		152	88
10.000% due 06/15/2012 (a)		394	376
Legrand France S.A.
8.500% due 02/15/2025		670	781
MGM Mirage
7.500% due 06/01/2016		12,000	11,940
Nalco Co.
7.750% due 11/15/2011		3,050	3,103
8.875% due 11/15/2013		6,220	6,515
Norampac Industries, Inc.
6.750% due 06/01/2013		1,000	918
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		3,500	3,605
Nortel Networks Ltd.
10.125% due 07/15/2013		19,130	19,800
OPTI Canada, Inc.
8.250% due 12/15/2014		2,400	2,388
Quebecor Media, Inc.
7.750% due 03/15/2016		12,000	11,580
Qwest Communications International, Inc.
7.500% due 02/15/2014		2,450	2,456
8.369% due 02/15/2009		1,250	1,256
Reynolds American, Inc.
7.750% due 06/01/2018		2,250	2,413
RH Donnelley Corp.
6.875% due 01/15/2013		175	158
8.875% due 01/15/2016		31,399	29,515
8.875% due 10/15/2017		3,500	3,255
Roseton
7.270% due 11/08/2010		855	866
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		1,000	965
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,115	2,776
SemGroup LP
8.750% due 11/15/2015		6,475	6,184
Sensata Technologies BV
8.000% due 05/01/2014		10,570	9,989
Service Corp. International
7.625% due 10/01/2018		3,950	3,990
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	191
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012		2,925	2,918
Station Casinos, Inc.
7.750% due 08/15/2016		10,580	9,601
Suburban Propane Partners LP
6.875% due 12/15/2013		4,375	4,266
Sungard Data Systems, Inc.
9.125% due 08/15/2013		11,525	11,784
SUPERVALU, Inc.
7.500% due 11/15/2014		5,725	5,897
Tenet Healthcare Corp.
9.875% due 07/01/2014		175	168
Terex Corp.
8.000% due 11/15/2017		2,325	2,366
Tesoro Corp.
6.500% due 06/01/2017		10,550	10,497
TransDigm, Inc.
7.750% due 07/15/2014		600	612
TRW Automotive, Inc.
7.000% due 03/15/2014		9,650	8,926
7.250% due 03/15/2017		3,725	3,362
U.S. Airways Group, Inc.
9.330% due 01/01/2049		149	1
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014		15,435	15,667
West Corp.
9.500% due 10/15/2014		8,150	8,028
Williams Cos., Inc.
7.625% due 07/15/2019		8,900	9,690
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		8,250	8,147

			728,776

Utilities 12.1%
AES Corp.
8.000% due 10/15/2017		17,625	18,110
Cincinnati Bell, Inc.
7.000% due 02/15/2015		1,600	1,520
7.250% due 07/15/2013		1,050	1,058
8.375% due 01/15/2014		825	808
Citizens Communications Co.
7.125% due 03/15/2019		2,000	1,910
7.875% due 01/15/2027		1,100	1,053
9.000% due 08/15/2031		10,545	10,571
Complete Production Services, Inc.
8.000% due 12/15/2016		250	243
Edison Mission Energy
7.000% due 05/15/2017		6,270	6,192
7.200% due 05/15/2019		2,580	2,548
Energy Future Holdings Corp.
10.875% due 11/01/2017		8,150	8,231
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		270	269
Idearc, Inc.
8.000% due 11/15/2016		7,025	6,481
Kinder Morgan Finance Co.
5.700% due 01/05/2016		5,775	5,256
Knight, Inc.
5.150% due 03/01/2015		750	664
Midwest Generation LLC
8.560% due 01/02/2016		13,040	13,920
Nextel Communications, Inc.
7.375% due 08/01/2015		6,000	5,912
NGPL Pipe Co. LLC
7.119% due 12/15/2017		5,325	5,470
NRG Energy, Inc.
7.250% due 02/01/2014		19,305	18,871
7.375% due 02/01/2016		9,605	9,389
7.375% due 01/15/2017		750	733
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200	1,257
Qwest Corp.
6.500% due 06/01/2017		19,905	19,159
7.500% due 06/15/2023		100	96
8.875% due 03/15/2012		1,000	1,075
Reliant Energy, Inc.
6.750% due 12/15/2014		3,460	3,486
7.625% due 06/15/2014		9,175	9,129
7.875% due 06/15/2017		14,450	14,378
Rural Cellular Corp.
9.875% due 02/01/2010		1,300	1,355
South Point Energy Center LLC
8.400% due 05/30/2012 (f)		853	844
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,512	1,517
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		3,000	3,082
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)		1,851	2,009

			176,596

Total Corporate Bonds & Notes (Cost $1,149,288)			1,137,124

CONVERTIBLE BONDS & NOTES 1.6%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		3,075	2,202
Chesapeake Energy Corp.
2.500% due 05/15/2037		4,500	5,023
2.750% due 11/15/2035		1,275	1,498
CMS Energy Corp.
2.875% due 12/01/2024		650	873
Deutsche Bank AG
0.000% due 07/14/2008		325	281
0.000% due 09/29/2008		100	87
0.000% due 10/24/2008		200	183
Morgan Stanley
3.350% due 10/01/2012		4,750	4,559
Nortel Networks Corp.
1.750% due 04/15/2012		2,000	1,618
2.125% due 04/15/2014		1,975	1,541
Qwest Communications International, Inc.
3.500% due 11/15/2025		2,850	3,815
Ventas, Inc.
3.875% due 11/15/2011		1,150	1,258

Total Convertible Bonds & Notes (Cost $23,299)			22,938

U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae
5.000% due 06/01/2033 - 01/01/2038		116,251	113,442
5.500% due 03/01/2037 - 01/01/2038		49,800	49,749
6.000% due 06/01/2037 - 01/01/2038		36,800	37,382
Freddie Mac
5.500% due 12/01/2037		2,000	1,996

Total U.S. Government Agencies (Cost $200,799)			202,569

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Notes
4.500% due 09/30/2011		25,000	25,703

Total U.S. Treasury Obligations (Cost $25,215)			25,703

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		178	176

Total Mortgage-Backed Securities (Cost $118)			176

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%
Amadeus Global Travel Distribution S.A.
6.959% due 04/08/2013	EUR	1,500	2,081
Bombardier, Inc.
7.250% due 11/15/2016		775	1,136
Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,741
Lighthouse International Co. S.A.
8.000% due 04/30/2014		265	390
Nordic Telephone Co. Holdings ApS
6.675% due 11/30/2013		365	523
6.925% due 11/30/2014		439	633
8.250% due 05/01/2016		1,900	2,820
OI European Group BV
6.875% due 03/31/2017		300	421
SigmaKalon
6.719% due 06/30/2012		924	1,310
Societe Generale
6.999% due 12/29/2049		900	1,337
UBS Capital Ltd.
7.152% due 12/29/2049		3,100	4,678
UPC Holding BV
7.750% due 01/15/2014		605	846
8.625% due 01/15/2014		400	581

Total Foreign Currency-Denominated Issues (Cost $17,896)			19,497

	Shares
CONVERTIBLE PREFERRED STOCKS 0.2%
Chesapeake Energy Corp.
4.500% due 12/31/2049		1,400	151
Fannie Mae
5.375% due 12/31/2049		3	254
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		1,800	272
General Motors Corp.
5.250% due 05/01/2010		40,000	775
Washington Mutual Capital Trust
5.375% due 05/03/2041		35,800	1,011

Total Convertible Preferred Stocks (Cost $2,538)			2,463

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.4%
Commercial Paper 8.2%
Abbey National Treasury Services PLC
4.250% due 01/07/2008		$16,800	16,790
Danske Corp.
4.740% due 02/08/2008		17,100	17,017
Skandinaviska Enskilda Banken AB
4.720% due 02/01/2008		1,300	1,295
4.730% due 02/08/2008		14,300	14,230
Swedbank AB
5.130% due 01/18/2008		22,900	22,848
Westpac Banking Corp.
4.670% due 02/01/2008		47,900	47,714

			119,894

U.S. Treasury Bills 0.2%
3.058% due 03/13/2008 (c)(d)		3,250	3,219

Total Short-Term Instruments (Cost $123,124)			123,113

Purchased Options (i) 2.2% (Cost $16,639)			31,668
Total Investments 109.8% (Cost $1,600,678)			$1,606,136
Written Options (j) (1.8%) (Premiums $15,607)			(26,487)
Other Assets and Liabilities (Net) (8.0%)			(116,835)

Net Assets (e) 100.0%			$1,462,814

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $3,219 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $4,069 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g) Cash of $1,290 has been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2009	300	$104
90-Day Eurodollar June Futures	Long	06/2008	358	238
90-Day Eurodollar March Futures	Long	03/2008	178	67
90-Day Eurodollar September Futures	Long	09/2008	271	51

				$460

(h) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%	09/20/2012	$550	$(25)
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%	12/20/2014	1,000	(29)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%	06/20/2012	300	(16)
Citibank N.A.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.250%	12/20/2012	400	0
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%	06/20/2012	300	(32)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011	1,000	(64)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%	09/20/2012	150	(13)
Credit Suisse USA, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	1,500	(13)
Credit Suisse USA, Inc.	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	2,000	(90)
Credit Suisse USA, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%	09/20/2012	600	(42)
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%	09/20/2012	1,000	20
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	7.230%	12/20/2012	5,000	(24)
Goldman Sachs & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	6.700%	09/20/2012	1,000	(20)
JPMorgan Chase & Co.	GMAC LLC 6.875% due 08/28/2012	Sell	2.110%	03/20/2012	1,000	(135)
Lehman Brothers, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	6.750%	09/20/2008	1,300	(24)
Lehman Brothers, Inc.	Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%	09/20/2008	775	(27)
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%	09/20/2012	500	(14)
Lehman Brothers, Inc.	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.900%	09/20/2012	3,500	125
Lehman Brothers, Inc.	Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.800%	12/20/2012	5,000	(157)
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%	09/20/2008	1,000	(3)
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	1,000	48
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%	12/20/2012	1,000	(14)
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%	09/20/2008	2,650	(1)
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%	09/20/2012	2,000	(45)
Merrill Lynch & Co., Inc.	GMAC LLC 6.875% due 08/28/2012	Sell	6.300%	12/20/2012	700	(20)
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%)	06/20/2010	300	8
Morgan Stanley	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%	09/20/2012	750	(39)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%	09/20/2012	150	(13)

						$(659)

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.080%	12/20/2012	$1,400	$(9)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	7,500	(6)

						$(15)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2010	$1,700	$11
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	20,200	92
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	121,300	174
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	3,200	1
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	112,000	45
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	21,000	95
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	114,400	1,382
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	106,000	(10)

						$1,790

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co., Inc.	Long	Financial Select Sector SPDR Fund	0.000%	01/23/2008	100,000	$(29)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	18.950%	01/23/2008	1,100	(3)
Merrill Lynch & Co., Inc.	Long	Qwest Communications International, Inc.	4.947%	01/23/2008	246,400	22
Merrill Lynch & Co., Inc.	Short	Qwest Communications International, Inc.	4.947%	01/23/2008	35,400	(11)
Merrill Lynch & Co., Inc.	Long	SandRidge Energy, Inc.	0.000%	01/23/2008	65,700	219

						$198

(i) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$95.750	03/17/2008	289	$149	$121

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$55,000	$449	$1,058
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	177,500	1,722	2,101
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	510,000	4,539	8,410
Call - OTC 2-Year Interest Rate Swap	Credit Suisse USA, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	153,900	1,684	2,538
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	280,000	2,114	5,828
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	240,000	1,662	4,996
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	401,200	4,320	6,616

							$16,490	$31,547

(j) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar March Futures	$96.000	03/14/2008	289	$165	$502

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$18,000	$419	$859
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	59,200	1,652	2,031
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	170,000	4,403	7,099
Call - OTC 7-Year Interest Rate Swap	Credit Suisse USA, Inc.	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	42,800	1,326	1,787
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	93,000	1,977	4,637
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	80,000	1,532	3,989
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	133,700	4,133	5,583

							$15,442	$25,985

(k) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,936	$2,009	0.14%

(l)	Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.500%	09/30/2011	$25,000	$25,229	$25,703

(2)	Market value includes $291 of interest payable on short sales.

(m) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	78	01/2008	$0	$(1)	$(1)
Sell		13,888	01/2008	23	(105)	(82)
Sell	GBP	3,373	01/2008	86	0	86

				$109	$(106)	$3

See accompanying notes

Schedule of Investments

International Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.0%
Commonwealth Bank of Australia
5.282% due 06/08/2009		$1,100	$1,100

Total Australia (Cost $1,101)			1,100

CAYMAN ISLANDS 0.0%
SHL Corp. Ltd.
1.665% due 12/25/2024	JPY	16,932	154

Total Cayman Islands (Cost $153)			154

CROATIA 0.0%
Croatia Government International Bond
6.125% due 07/31/2010		$818	819

Total Croatia (Cost $814)			819

FRANCE 0.1%
AXA S.A.
3.750% due 01/01/2017	EUR	1,357	2,670

Total France (Cost $1,235)			2,670

GERMANY 0.0%
Republic of Germany
4.250% due 01/04/2014	EUR	1,000	1,466
4.250% due 07/04/2014		500	732

Total Germany (Cost $1,990)			2,198

IRELAND 0.0%
Bank of Ireland
5.016% due 12/18/2009		$1,100	1,097

Total Ireland (Cost $1,101)			1,097

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
4.438% due 12/10/2037	EUR	3,616	5,275
5.164% due 12/10/2037		2,510	3,662
Lloyds TSB Capital
7.375% due 12/29/2049		5,250	7,989

Total Jersey, Channel Islands (Cost $10,522)			16,926

MEXICO 0.0%
Mexico Government International Bond
6.750% due 09/27/2034		$883	978

Total Mexico (Cost $947)			978

NETHERLANDS 1.3%
Deutsche Telekom International Finance BV
5.064% due 03/23/2009		$52,630	52,410
Siemens Financieringsmaatschappij NV
4.920% due 08/14/2009		12,150	12,158

Total Netherlands (Cost $64,833)			64,568

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	3,523	3,559

Total New Zealand (Cost $1,774)			3,559

SPAIN 0.1%
Hipotebansa Mortgage Securitization Fund
4.775% due 07/18/2022	EUR	2,250	3,288
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008		$1,100	1,096

Total Spain (Cost $3,144)			4,384

SUPRANATIONAL 0.1%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,639

Total Supranational (Cost $3,284)			4,639

TUNISIA 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$500	546
7.500% due 08/06/2009	EUR	1,800	2,725

Total Tunisia (Cost $2,332)			3,271

UNITED KINGDOM 0.2%
Bauhaus Securities Ltd.
4.925% due 10/30/2052	EUR	4,817	6,992
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008		$1,100	1,100

Total United Kingdom (Cost $5,203)			8,092

UNITED STATES 32.2%
Asset-Backed Securities 7.1%
Accredited Mortgage Loan Trust
4.985% due 04/25/2036		$1,500	1,472
ACE Securities Corp.
4.915% due 07/25/2036		187	184
4.915% due 08/25/2036		593	572
4.925% due 05/25/2036		77	76
4.925% due 10/25/2036		324	313
4.935% due 12/25/2035		35	35
4.945% due 02/25/2036		367	365
4.955% due 06/25/2037		7,807	7,628
AFC Home Equity Loan Trust
5.575% due 12/22/2027		47	46
American Express Credit Account Master Trust
5.528% due 02/15/2012		1,916	1,916
Ameriquest Mortgage Securities, Inc.
5.005% due 03/25/2036		851	845
5.095% due 11/25/2035		1,186	1,155
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		58	57
5.215% due 10/25/2031		584	547
Argent Securities, Inc.
4.915% due 10/25/2036		265	260
4.935% due 04/25/2036		41	41
4.945% due 03/25/2036		489	489
4.955% due 07/25/2036		6,500	6,367
Asset-Backed Funding Certificates
4.925% due 01/25/2037		352	346
5.215% due 06/25/2034		998	961
Asset-Backed Securities Corp. Home Equity
4.925% due 03/25/2036		54	53
4.945% due 05/25/2037		3,327	3,201
Basic Asset-Backed Securities Trust
4.945% due 04/25/2036		38	37
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036		123	121
4.945% due 04/25/2036		3,096	3,070
4.945% due 10/25/2036		1,368	1,352
4.955% due 04/25/2036		754	748
4.955% due 06/25/2047		5,941	5,716
5.065% due 09/25/2034		7,706	7,688
5.065% due 06/25/2036		15,568	14,819
5.195% due 10/25/2032		679	664
5.195% due 01/25/2036		1,015	995
5.315% due 03/25/2043		1,431	1,422
5.355% due 06/25/2036		1,900	1,514
BNC Mortgage Loan Trust
4.965% due 05/25/2037		1,748	1,659
Carrington Mortgage Loan Trust
4.915% due 01/25/2037		389	381
5.025% due 01/25/2036		850	838
5.103% due 10/25/2035		2,479	2,301
Chase Credit Card Master Trust
5.198% due 09/15/2011		67,050	67,026
5.828% due 02/15/2011		5,000	4,988
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033		60	56
Citibank Credit Card Issuance Trust
5.342% due 01/15/2010		200	200
Citicorp Residential Mortgage Securities, Inc.
4.955% due 03/25/2037		17,966	17,212
Citigroup Mortgage Loan Trust, Inc.
4.915% due 10/25/2036		176	175
4.915% due 11/25/2036		227	225
4.965% due 10/25/2036		500	478
4.975% due 01/25/2036		3,998	3,965
4.975% due 03/25/2037		4,586	4,379
5.068% due 05/15/2036		1,718	1,664
Countrywide Asset-Backed Certificates
4.915% due 01/25/2037		142	140
4.915% due 05/25/2037		1,313	1,282
4.915% due 03/25/2047		270	266
4.935% due 08/25/2036		53	53
4.935% due 12/25/2036		550	542
4.935% due 06/25/2037		1,016	991
4.945% due 06/25/2037		2,363	2,306
4.945% due 10/25/2037		1,626	1,598
4.965% due 07/25/2037		20,000	18,453
4.965% due 08/25/2037		1,600	1,472
4.965% due 09/25/2037		3,284	3,214
4.965% due 05/25/2047		247	237
4.965% due 09/25/2047		8,739	8,455
4.975% due 10/25/2046		3,742	3,662
5.055% due 06/25/2036		12,000	11,570
5.605% due 05/25/2032		153	150
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036		430	415
4.955% due 12/25/2037		1,190	1,161
5.055% due 01/25/2037		1,542	1,481
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032		266	261
CSAB Mortgage-Backed Trust
4.965% due 06/25/2036		42	42
Equifirst Mortgage Loan Trust
5.115% due 10/25/2034		2	2
Equity One Asset-Backed Securities, Inc.
5.165% due 04/25/2034		548	507
Fieldstone Mortgage Investment Corp.
4.955% due 07/25/2036		5,779	5,653
First Franklin Mortgage Loan Asset-Backed Certificates
4.895% due 05/25/2036		163	161
4.915% due 11/25/2036		354	340
4.935% due 02/25/2036		2,089	2,066
4.935% due 03/25/2036		3,671	3,639
4.935% due 12/25/2036		1,501	1,442
4.955% due 01/25/2036		74	73
5.235% due 12/25/2034		182	179
5.245% due 10/25/2034		7	7
Fremont Home Loan Trust
4.915% due 10/25/2036		1,928	1,904
4.925% due 01/25/2037		2,414	2,354
4.935% due 02/25/2037		610	598
4.985% due 04/25/2036		2,965	2,936
5.035% due 01/25/2036		777	776
GSAA Trust
4.975% due 06/25/2035		502	501
GSAMP Trust
4.905% due 10/25/2046		281	275
4.935% due 09/25/2036		1,006	987
5.155% due 03/25/2034		59	59
GSR Mortgage Loan Trust
4.965% due 11/25/2030		112	111
HFC Home Equity Loan Asset-Backed Certificates
5.299% due 09/20/2033		1,885	1,839
Home Equity Asset Trust
4.935% due 07/25/2036		1,678	1,669
5.465% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
4.915% due 10/25/2036		348	333
4.915% due 12/25/2036		438	422
Indymac Residential Asset-Backed Trust
4.915% due 11/25/2036		240	237
4.925% due 04/25/2037		377	369
4.945% due 07/25/2037		483	473
JPMorgan Mortgage Acquisition Corp.
4.915% due 07/25/2036		904	888
4.935% due 03/25/2036		116	115
4.935% due 11/25/2036		314	309
5.015% due 03/25/2037		10,000	8,922
5.075% due 06/25/2035		93	93
Lehman XS Trust
4.945% due 04/25/2046		126	125
4.945% due 06/25/2046		316	312
4.945% due 11/25/2046		289	277
5.015% due 04/25/2037		528	515
Long Beach Mortgage Loan Trust
4.925% due 10/25/2036		303	296
4.925% due 05/25/2046		60	60
5.145% due 10/25/2034		28	27
MASTR Asset-Backed Securities Trust
4.925% due 10/25/2036		92	91
4.925% due 11/25/2036		383	373
4.975% due 02/25/2036		1,200	1,179
4.995% due 10/25/2036		5,000	4,891
MBNA Credit Card Master Note Trust
5.128% due 12/15/2011		4,800	4,792
Merrill Lynch Mortgage Investors, Inc.
4.935% due 08/25/2036		1,694	1,671
4.935% due 07/25/2037		306	297
4.945% due 09/25/2037		321	315
4.975% due 03/25/2037		10,000	9,832
Morgan Stanley ABS Capital I
4.915% due 09/25/2036		286	279
4.915% due 10/25/2036		1,889	1,805
4.925% due 05/25/2037		1,254	1,210
4.935% due 02/25/2036		36	36
4.935% due 03/25/2036		75	75
4.955% due 01/25/2037		20,000	17,915
4.965% due 04/25/2036		4,000	3,929
4.965% due 10/25/2036		10,000	9,473
4.965% due 11/25/2036		20,000	18,936
4.975% due 10/25/2036		600	558
Morgan Stanley Home Equity Loans
4.935% due 02/25/2036		88	87
4.975% due 02/25/2036		500	493
Nationstar Home Equity Loan Trust
4.925% due 06/25/2037		1,292	1,257
New Century Home Equity Loan Trust
4.925% due 05/25/2036		143	143
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036		74	73
Park Place Securities, Inc.
5.125% due 09/25/2035		204	200
Quest Trust
5.425% due 06/25/2034		2	2
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036		204	200
4.945% due 10/25/2036		296	288
Residential Asset Securities Corp.
4.905% due 08/25/2036		167	165
4.925% due 04/25/2036		46	45
4.935% due 03/25/2036		5	5
4.935% due 04/25/2036		42	42
4.935% due 11/25/2036		2,553	2,492
4.945% due 10/25/2036		270	264
Saxon Asset Securities Trust
4.925% due 10/25/2046		229	226
Securitized Asset-Backed Receivables LLC Trust
4.915% due 09/25/2036		1,195	1,159
Soundview Home Equity Loan Trust
4.905% due 11/25/2036		42	41
4.915% due 10/25/2036		270	265
4.925% due 11/25/2036		2,059	2,034
4.925% due 12/25/2036		78	77
4.945% due 01/25/2037		218	214
4.965% due 10/25/2036		236	233
Structured Asset Investment Loan Trust
4.955% due 01/25/2036		97	97
Structured Asset Securities Corp.
4.900% due 04/25/2035		50	48
4.915% due 10/25/2036		425	417
5.265% due 05/25/2034		20	18
Washington Mutual Asset-Backed Certificates
4.925% due 10/25/2036		453	437
4.935% due 04/25/2036		16	16
Wells Fargo Home Equity Trust
4.915% due 01/25/2037		665	653

			359,573

Commodity Index-Linked Notes 0.2%
Morgan Stanley
4.805% due 07/07/2008		9,000	9,017

Corporate Bonds & Notes 6.8%
American Express Bank FSB
4.956% due 06/22/2009		8,500	8,477
American Express Credit Corp.
5.285% due 03/02/2009		1,100	1,097
5.312% due 04/06/2009		1,100	1,089
American Honda Finance Corp.
4.868% due 08/05/2008		1,100	1,100
American International Group, Inc.
4.884% due 06/23/2008		1,100	1,101
Anadarko Petroleum Corp.
5.391% due 09/15/2009		700	689
AT&T, Inc.
4.978% due 02/05/2010		2,200	2,181
Bank of America Corp.
5.502% due 10/14/2016		10,000	9,685
Bank of America N.A.
4.966% due 12/18/2008		1,750	1,749
Bear Stearns Cos., Inc.
5.284% due 01/30/2009		15,200	15,044
Caterpillar Financial Services Corp.
4.965% due 05/18/2009		1,100	1,097
Charter One Bank N.A.
5.115% due 04/24/2009		3,500	3,487
Cisco Systems, Inc.
5.095% due 02/20/2009		2,200	2,198
CIT Group, Inc.
5.052% due 02/21/2008		2,200	2,181
Citigroup Funding, Inc.
4.858% due 06/26/2009		25,000	24,626
Citigroup, Inc.
4.872% due 12/28/2009		12,540	12,317
4.898% due 12/26/2008		1,100	1,096
Comcast Corp.
5.542% due 07/14/2009		2,200	2,193
ConocoPhillips Australia Funding Co.
5.343% due 04/09/2009		1,596	1,594
Credit Suisse USA, Inc.
5.069% due 08/15/2010		17,073	16,897
Daimler Finance North America LLC
5.461% due 03/13/2009		26,000	25,862
Dominion Resources, Inc.
5.050% due 11/14/2008		900	898
Florida Power Corp.
5.279% due 11/14/2008		2,200	2,198
General Electric Capital Corp.
5.031% due 03/16/2009		2,100	2,100
5.280% due 10/21/2010		51,400	51,411
General Mills, Inc.
5.310% due 01/22/2010		2,200	2,186
Goldman Sachs Group, Inc.
4.924% due 12/23/2008		900	898
4.974% due 12/22/2008		200	200
5.142% due 06/28/2010		20,320	20,002
HSBC Finance Corp.
5.031% due 06/19/2009		2,200	2,168
5.492% due 01/15/2014		5,000	4,747
5.554% due 06/01/2016		3,000	2,766
International Lease Finance Corp.
5.520% due 04/20/2009		285	285
JPMorgan Chase & Co.
4.915% due 06/26/2009		1,100	1,095
Kroger Co.
5.500% due 02/01/2013		100	100
Lehman Brothers Holdings, Inc.
4.934% due 12/23/2008		700	688
5.129% due 11/10/2009		14,020	13,617
Merrill Lynch & Co., Inc.
4.960% due 08/14/2009		200	196
5.191% due 10/23/2008		900	888
Morgan Stanley
5.114% due 04/25/2008		900	899
Safeway, Inc.
5.208% due 03/27/2009		1,080	1,078
SLM Corp.
5.294% due 07/25/2008		1,100	1,078
Time Warner, Inc.
5.109% due 11/13/2009		1,100	1,073
U.S. Bancorp
4.885% due 04/28/2009		1,250	1,246
U.S. Bank N.A.
5.185% due 03/31/2008		1,100	1,100
Wachovia Bank N.A.
4.924% due 03/23/2009		2,250	2,245
5.015% due 02/23/2009		400	399
Wells Fargo & Co.
5.292% due 03/10/2008		1,100	1,100
5.348% due 01/12/2011		20,530	20,261
World Savings Bank FSB
4.938% due 05/08/2009		75,000	75,101
5.249% due 03/02/2009		1,100	1,104

			348,887

Mortgage-Backed Securities 4.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		78	76
5.015% due 09/25/2035		151	151
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		217	208
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		393	388
Bear Stearns Alt-A Trust
5.678% due 08/25/2036		136	133
5.949% due 02/25/2036		391	388
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		2,819	2,801
CC Mortgage Funding Corp.
5.045% due 07/25/2036		420	408
Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035		376	371
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		240	241
Countrywide Alternative Loan Trust
5.025% due 02/25/2047		467	438
5.029% due 09/20/2046		135	134
5.045% due 05/25/2047		2,857	2,698
5.055% due 08/25/2046		684	646
5.055% due 11/25/2046		334	316
5.125% due 12/25/2035		285	269
5.129% due 02/20/2047		16,137	15,236
5.145% due 12/25/2035		958	930
5.145% due 02/25/2037		440	416
5.159% due 03/20/2046		1,413	1,334
5.165% due 08/25/2035		1,687	1,621
5.165% due 12/25/2035		2,738	2,539
5.185% due 11/25/2035		17,663	16,823
5.215% due 09/25/2035		6,147	5,835
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 08/25/2034		237	235
5.095% due 05/25/2035		663	609
5.135% due 05/25/2034		22	22
5.155% due 03/25/2035		2,947	2,787
5.155% due 04/25/2035		39	37
5.165% due 03/25/2035		239	228
5.185% due 03/25/2035		15,726	14,916
5.195% due 02/25/2035		52	50
5.245% due 09/25/2034		60	58
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500	499
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		117	118
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.883% due 10/25/2036		222	222
Downey Savings & Loan Association Mortgage Loan Trust
5.175% due 03/19/2045		2,850	2,715
5.225% due 08/19/2045		1,027	974
5.295% due 08/19/2045		6,091	5,780
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		153	153
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		3,042	2,979
4.945% due 01/25/2047		1,732	1,698
5.095% due 06/25/2045		6,545	6,205
GS Mortgage Securities Corp. II
6.620% due 10/18/2030		129	129
GSR Mortgage Loan Trust
6.000% due 03/25/2032		5	5
Harborview Mortgage Loan Trust
5.055% due 01/19/2038		7,704	7,613
5.155% due 01/19/2038		494	463
5.185% due 05/19/2035		3,168	2,998
5.205% due 06/19/2035		830	793
5.205% due 01/19/2036		426	403
5.205% due 03/19/2037		5,148	4,838
5.215% due 01/19/2036		6,953	6,643
5.275% due 11/19/2035		964	903
5.289% due 06/20/2035		259	249
5.295% due 09/19/2035		73	70
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037		9,133	8,963
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		287	280
4.965% due 01/25/2037		309	306
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021		84	84
MLCC Mortgage Investors, Inc.
5.408% due 03/15/2025		17	17
Nationslink Funding Corp.
5.592% due 11/10/2030		31	31
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		126	125
Residential Accredit Loans, Inc.
4.965% due 09/25/2046		279	275
5.075% due 04/25/2046		426	401
5.165% due 08/25/2035		325	307
Sequoia Mortgage Trust
5.185% due 10/20/2034		1,611	1,521
5.299% due 07/20/2033		4,023	3,928
5.315% due 10/19/2026		71	70
Structured Asset Mortgage Investments, Inc.
4.935% due 08/25/2036		213	212
5.255% due 07/19/2034		24	24
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036		143	141
Thornburg Mortgage Securities Trust
4.975% due 11/25/2046		469	459
4.985% due 03/25/2046		2,000	1,966
4.985% due 09/25/2046		391	382
5.105% due 10/25/2045		1,759	1,757
5.135% due 03/25/2044		403	395
Wachovia Bank Commercial Mortgage Trust
5.108% due 06/15/2020		37,920	36,319
5.118% due 09/15/2021		559	551
Washington Mutual, Inc.
4.945% due 08/25/2046		40	40
5.095% due 04/25/2045		312	294
5.155% due 10/25/2045		115	108
5.175% due 01/25/2045		76	72
5.185% due 01/25/2045		73	70
5.185% due 07/25/2045		84	80
5.405% due 12/25/2027		207	198
5.483% due 02/27/2034		50	49
5.598% due 12/25/2046		464	436
5.788% due 08/25/2046		62,834	61,683
5.883% due 10/25/2046		162	158
5.988% due 11/25/2042		16	15
6.188% due 08/25/2042		63	60
6.288% due 11/25/2046		417	412
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034		364	358
4.109% due 06/25/2035		74	74
4.500% due 11/25/2018		247	244
4.950% due 03/25/2036		481	476
5.625% due 04/25/2036		107	104

			243,237

U.S. Government Agencies 13.1%
Fannie Mae
4.186% due 11/01/2034		287	289
4.500% due 05/25/2015 - 02/25/2021		1,746	1,747
4.925% due 12/01/2034		87	86
4.985% due 03/25/2034		53	52
5.000% due 02/01/2022 - 06/01/2037		191,520	186,927
5.015% due 08/25/2034		40	39
5.215% due 09/25/2042		162	161
5.265% due 06/25/2029		32	33
5.500% due 09/25/2024 - 11/01/2037		415,768	415,383
6.000% due 12/01/2033 - 07/25/2044		103	106
6.500% due 05/01/2028 - 07/01/2029		392	406
7.000% due 09/25/2023		121	129
7.149% due 12/01/2030		7	7
8.800% due 01/25/2019		167	182
Freddie Mac
4.500% due 04/15/2013 - 02/15/2020		1,684	1,679
5.000% due 03/15/2016 - 03/15/2025		2,033	2,043
5.015% due 09/25/2035		6,477	6,083
5.145% due 09/25/2031		107	106
5.258% due 02/15/2019		37,213	37,031
5.421% due 10/01/2036		504	507
5.478% due 12/15/2031		8	8
6.063% due 10/25/2044 - 02/25/2045		506	506
6.263% due 07/25/2044		108	108
6.500% due 07/15/2028		2,698	2,816
Ginnie Mae
5.625% due 08/20/2022 - 09/20/2026		640	644
6.000% due 08/20/2034		610	613
6.125% due 11/20/2022 - 11/20/2024		1,014	1,028
6.375% due 03/20/2022 - 06/20/2030		2,687	2,723
7.500% due 09/15/2025 - 11/15/2030		2,769	2,923
8.500% due 07/15/2008 - 07/15/2030		30	33
Small Business Administration
4.625% due 02/01/2025		165	162
5.090% due 10/01/2025		89	90

			664,650

U.S. Treasury Obligations 0.2%
U.S. Treasury Bonds
6.000% due 02/15/2026		1,400	1,657
U.S. Treasury Notes
3.875% due 09/15/2010		8,760	8,950

			10,607

Total United States (Cost $1,640,881)			1,635,971

SHORT-TERM INSTRUMENTS 59.1%
Certificates of Deposit 3.2%
Barclays Bank PLC
5.121% due 03/13/2009		26,025	26,079
Calyon Financial, Inc.
5.266% due 06/29/2010		15,000	14,950
Citibank N.A.
4.770% due 01/29/2008		120,000	120,000

			161,029

Commercial Paper 54.3%
Abbey National Treasury Services PLC
4.680% due 02/01/2008		99,000	98,614
ANZ National International Ltd.
4.720% due 02/04/2008		37,900	37,736
ASB Finance Ltd.
4.960% due 02/11/2008		110,000	109,410
Bank of America Corp.
4.695% due 01/28/2008		140,000	139,525
Bank of Scotland PLC
5.050% due 01/28/2008		59,400	59,183
Barclays U.S. Funding Corp.
4.810% due 01/25/2008		102,000	101,687
5.075% due 01/18/2008		1,000	998
5.100% due 01/25/2008		600	598
5.110% due 01/17/2008		28,500	28,439
Calyon Financial, Inc.
5.010% due 01/18/2008		141,800	141,484
CBA (de) Finance
4.930% due 03/14/2008		10,400	10,299
Citibank N.A.
5.940% due 02/01/2008		85,100	84,679
Danske Corp.
4.740% due 02/08/2008		143,400	142,701
4.970% due 01/22/2008		8,800	8,776
DnB NORBank ASA
4.930% due 03/04/2008		82,400	81,716
4.970% due 02/01/2008		36,100	35,951
5.050% due 01/25/2008		2,100	2,093
Intesa Funding LLC
5.010% due 01/22/2008		143,800	143,400
Lloyds TSB Bank PLC
4.600% due 01/25/2008		2,000	1,994
4.980% due 01/02/2008		140,000	140,000
National Australia Bank Ltd.
4.240% due 01/04/2008		139,600	139,567
Rabobank Financial Co.
4.430% due 01/04/2008		139,600	139,566
Royal Bank of Scotland Group PLC
4.740% due 01/28/2008		98,700	98,362
4.780% due 01/24/2008		1,200	1,197
4.945% due 01/24/2008		2,100	2,094
5.030% due 01/22/2008		98,400	98,125
San Paolo U.S. Financial Co.
4.950% due 01/15/2008		45,400	45,319
Santander Hispano Finance Delaware
5.190% due 01/28/2008		60,000	59,775
Skandinaviska Enskilda Banken AB
4.770% due 03/20/2008		101,900	100,829
4.880% due 01/23/2008		900	897
5.050% due 01/25/2008		49,200	49,041
Stadshypotek Delaware, Inc.
4.710% due 02/04/2008		47,600	47,395
Swedbank AB
4.730% due 02/01/2008		119,700	119,228
5.015% due 01/24/2008		39,600	39,479
UBS Finance Delaware LLC
4.690% due 01/28/2008		145,000	144,509
Unicredito Italiano SpA
4.810% due 02/15/2008		113,800	113,131
4.940% due 03/17/2008		39,100	38,705
Westpac Banking Corp.
4.670% due 02/01/2008		18,300	18,229
Westpac Trust Securities NZ Ltd.
4.810% due 01/25/2008		23,300	23,228
4.850% due 03/20/2008		110,000	108,844

			2,756,803

Repurchase Agreements 1.5%
Fixed Income Clearing Corp.
1.750% due 01/02/2008		71,500	71,500
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $72,932. Repurchase proceeds are $71,507.)
3.900% due 01/02/2008		7,173	7,173
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $7,321. Repurchase proceeds are $7,175.)

			78,673

France Treasury Bills 0.0%
3.818% due 01/10/2008 - 02/21/2008 (a)	EUR	1,884	2,746

U.S. Treasury Bills 0.1%
3.003% due 02/28/2008 - 03/13/2008 (a)(b)		$3,500	3,471

Total Short-Term Instruments (Cost $3,002,708)			3,002,722

Purchased Options (f) 0.1% (Cost $5,124)			5,897
Total Investments 93.7% (Cost $4,747,146)			$4,759,045
Other Assets and Liabilities (Net) 6.3%			321,915

Net Assets (c) 100.0%			$5,080,960

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $3,471 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(c) As of December 31, 2007, portfolio securities with an aggregate value of $9,171 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Cash of $27,175 has been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl March Futures	Long	03/2008	8,543	$(19,587)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6,001	19,299
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	12,848	79
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	5,016	14,074

				$13,865

(e) Swap agreements outstanding on December 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	133,000	$(692)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		266,000	(1,408)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		133,000	(725)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		268,000	(1,464)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010	EUR	500,000	(174)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		1,000	(19)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		1,000,000	(1,252)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		105,000	5,519
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		700	(58)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		96,000	(33)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(14)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(231)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(392)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		1,000,000	(483)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	300,000	(2,541)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		151,100	13,641
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		20,000	1,113
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		65,100	(376)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		21,600	2,010
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/20/2008		12,900	(82)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009		1,500,000	35,708
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		675,000	23,769
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		820,000	20,228
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		314,600	12,186
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		521,800	6,098
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038		83,500	(9,544)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		324,000	(8,044)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		123,000	11,212
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		25,200	2,142
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.500%	09/20/2009		725,000	4,457
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		36,000	3,327
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		277,000	11,187
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2010		1,500,000	62,135
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		80,000	2,846
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		39,300	1,574
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		16,000	1,479
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		25,100	476
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		14,900	960
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		$500	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		10,700	116
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		2,600	68

							$194,719

(f) Purchased options outstanding on December 31, 2007:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010	$17,000	$716	$790
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	17,000	716	857
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	44,000	1,846	2,000
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	44,000	1,846	2,250

					$5,124	$5,897

(g) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/01/2023	$2,000	$1,987	$2,002
Fannie Mae	5.000%	01/01/2038	196,500	193,553	191,741
Fannie Mae	5.500%	01/01/2038	424,400	425,063	423,936
Freddie Mac	5.500%	01/01/2038	130	130	130

				$620,733	$617,809

(h) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	7,759	01/2008	$0	$(2)	$(2)
Sell		16,756	01/2008	91	0	91
Buy		49,792	02/2008	1,036	0	1,036
Buy	BRL	363,419	07/2008	3,163	0	3,163
Buy	CAD	23,342	01/2008	498	0	498
Buy	EUR	71,764	01/2008	1,678	(12)	1,666
Sell		103,472	01/2008	346	0	346
Buy	GBP	2,097	01/2008	0	(1)	(1)
Sell		226,544	01/2008	5,773	0	5,773
Sell	JPY	729,335	02/2008	15	0	15
Buy	KRW	50,843,557	01/2008	0	(1,422)	(1,422)
Buy		192,890,234	05/2008	0	(2,283)	(2,283)
Buy		115,034,950	08/2008	0	(2,127)	(2,127)
Buy	MXN	890,295	03/2008	1,010	(152)	858
Buy		2,517,555	07/2008	4,870	0	4,870
Sell	NZD	3,401	01/2008	0	(64)	(64)
Sell		3,401	02/2008	16	0	16
Buy	PLN	69,570	03/2008	3,245	0	3,245
Buy	RUB	634,625	01/2008	862	0	862
Sell		634,625	01/2008	94	0	94
Buy		1,392,341	07/2008	1,592	0	1,592
Buy		2,676,025	11/2008	408	(100)	308
Buy	SGD	292,759	05/2008	3,353	0	3,353

				$28,050	$(6,163)	$21,887

See accompanying notes

Schedule of Investments

Investment Grade Corporate Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 96.8%
Banking & Finance 51.4%
ABN AMRO Bank NV
5.316% due 09/18/2013	$1,700		$1,703
ABX Financing Co.
6.350% due 10/15/2036	400		393
AFLAC, Inc.
6.500% due 04/15/2009	1,000		1,026
American Express Bank FSB
6.000% due 09/13/2017	20,200		20,350
American Express Centurion Bank
6.000% due 09/13/2017	20,000		20,148
American Express Co.
6.150% due 08/28/2017	2,000		2,056
American International Group, Inc.
5.850% due 01/16/2018	14,500		14,622
6.250% due 05/01/2036	5,000		5,043
6.250% due 03/15/2087	16,000		14,356
Anadarko Finance Co.
6.750% due 05/01/2011	2,700		2,857
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150		154
AXA S.A.
6.463% due 12/31/2049	10,000		9,022
Bank of America Corp.
4.750% due 08/01/2015	2,400		2,313
5.502% due 10/14/2016	5,000		4,842
5.625% due 10/14/2016	300		302
5.750% due 12/01/2017	10,000		10,042
6.000% due 09/01/2017	20,800		21,290
Barclays Bank PLC
5.450% due 09/12/2012	30,000		30,781
6.050% due 12/04/2017	19,300		19,483
6.860% due 09/29/2049	360		337
Bear Stearns Cos., Inc.
5.550% due 01/22/2017	6,300		5,656
6.400% due 10/02/2017	50,000		48,394
6.950% due 08/10/2012	25,000		25,730
BNP Paribas
5.186% due 06/29/2049	17,700		16,120
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000		7,044
CIT Group, Inc.
5.129% due 02/13/2012	10,000		8,769
5.291% due 07/28/2011	5,000		4,411
Citigroup Capital XXI
8.300% due 12/21/2057	7,300		7,644
Citigroup, Inc.
5.024% due 01/30/2009	500		496
6.000% due 08/15/2017	19,500		19,931
6.125% due 11/21/2017	30,900		31,799
6.125% due 08/25/2036	13,900		13,199
CNA Financial Corp.
5.850% due 12/15/2014	2,000		2,006
6.000% due 08/15/2011	2,000		2,051
Commonwealth Bank of Australia
6.024% due 03/29/2049	8,015		7,482
Countrywide Financial Corp.
6.250% due 05/15/2016	4,000		2,305
Credit Agricole S.A.
6.637% due 05/29/2049	20,000		18,586
Deutsche Bank AG
6.000% due 09/01/2017	40,000		41,555
Export-Import Bank of Korea
5.214% due 06/01/2009	700		701
FIA Card Services N.A.
7.125% due 11/15/2012	1,300		1,414
Ford Motor Credit Co. LLC
4.950% due 01/15/2008	4,900		4,897
General Electric Capital Corp.
6.375% due 11/15/2067	600		621
6.750% due 03/15/2032	2,800		3,189
GMAC LLC
4.900% due 07/15/2008	50		48
6.750% due 12/01/2014	100		81
6.875% due 08/28/2012	100		84
8.000% due 11/01/2031	120		101
Goldman Sachs Group, Inc.
5.045% due 02/06/2012	300		291
5.481% due 07/23/2009	2,200		2,199
5.700% due 09/01/2012	800		824
5.750% due 10/01/2016	5,000		5,084
6.250% due 09/01/2017	51,400		53,568
6.450% due 05/01/2036	9,700		9,142
6.750% due 10/01/2037	20,000		19,657
HBOS Capital Funding LP
6.071% due 06/29/2049	13,000		12,180
HBOS PLC
5.375% due 11/29/2049	3,600		3,286
5.920% due 09/29/2049	13,000		11,356
HSBC Bank USA N.A.
4.625% due 04/01/2014	500		480
HSBC Capital Funding LP
4.610% due 12/29/2049	17,150		15,829
HSBC Holdings PLC
6.500% due 05/02/2036	14,500		14,141
6.500% due 09/15/2037	17,600		17,113
7.625% due 05/17/2032	730		797
International Lease Finance Corp.
5.250% due 01/10/2013	5,000		4,932
JPMorgan Chase & Co.
5.750% due 01/02/2013	5,000		5,101
6.000% due 01/15/2018	35,000		35,675
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	50,000		50,944
JPMorgan Chase Capital
6.550% due 09/29/2036	2,100		1,901
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	2,100		2,001
Kaupthing Bank HF
5.750% due 10/04/2011	3,200		3,012
6.125% due 10/04/2016	2,000		1,754
KFW International Finance, Inc.
5.750% due 01/15/2008	70		70
Landsbanki Islands HF
5.730% due 08/25/2009	2,000		1,997
Lehman Brothers Holdings, Inc.
5.750% due 01/03/2017	5,000		4,812
6.875% due 07/17/2037	4,700		4,609
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000		1,999
MBNA Capital B
5.711% due 02/01/2027	2,000		1,764
Merrill Lynch & Co., Inc.
5.700% due 05/02/2017	5,000		4,774
6.050% due 08/15/2012	29,000		29,586
6.400% due 08/28/2017	23,000		23,409
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500		1,571
Mizuho JGB Investment LLC
9.870% due 12/29/2049	3,400		3,431
Morgan Stanley
4.750% due 04/01/2014	5,000		4,690
5.450% due 01/09/2017	5,000		4,859
5.659% due 10/18/2016	7,000		6,542
5.722% due 10/15/2015	2,000		1,877
5.750% due 08/31/2012	40,000		40,872
5.750% due 10/18/2016	10,000		9,885
5.950% due 12/28/2017	11,000		11,013
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	15,000		14,230
Natexis AMBS Co. LLC
8.440% due 12/29/2049	1,300		1,327
National City Bank of Pennsylvania
7.250% due 10/21/2011	853		908
Rabobank Capital Funding II
5.260% due 12/29/2049	7,500		6,996
Rabobank Capital Funding Trust
5.254% due 12/29/2049	19,000		17,034
RBS Capital Trust III
5.512% due 09/29/2049	26,000		23,935
Resona Bank Ltd.
5.850% due 09/29/2049	6,900		6,425
Rockies Express Pipeline LLC
5.776% due 08/20/2009	50,000		50,037
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	9,170		9,808
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	10,000		10,045
SB Treasury Co. LLC
9.400% due 12/29/2049	1,600		1,636
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	5,000		4,631
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,000		4,676
Tiers Trust
8.125% due 09/15/2017	689		795
UBS AG
5.875% due 12/20/2017	11,300		11,401
UBS Preferred Funding Trust V
6.243% due 05/29/2049	12,600		12,151
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882		27,062
USB Capital IX
6.189% due 04/15/2049	14,300		12,951
Wachovia Bank N.A.
4.924% due 03/23/2009	800		798
Wachovia Capital Trust III
5.800% due 03/15/2042	20,000		17,884
Wells Fargo & Co.
4.944% due 03/23/2010	400		397
Wells Fargo Capital X
5.950% due 12/15/2036	20,500		19,196
Wilmington Trust Co.
10.500% due 07/01/2008 (j)	46		46
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,900		5,796

			1,144,626

Industrials 28.3%
Albertson’s LLC
8.000% due 05/01/2031	5,000		5,097
Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,300		3,366
6.450% due 09/15/2036	7,400		7,560
Apache Corp.
5.625% due 01/15/2017	200		204
6.000% due 01/15/2037	1,000		995
AutoZone, Inc.
5.500% due 11/15/2015	2,500		2,469
6.500% due 07/15/2008	2,000		2,016
Avon Products, Inc.
5.125% due 01/15/2011	3,000		3,021
Barrick Gold Corp.
5.800% due 11/15/2034	2,700		2,615
Baxter International, Inc.
6.250% due 12/01/2037	10,000		10,296
Boston Scientific Corp.
5.450% due 06/15/2014	1,300		1,202
6.000% due 06/15/2011	2,500		2,425
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	500		490
6.500% due 02/15/2037	2,000		2,011
Cardinal Health, Inc.
5.499% due 10/02/2009	2,600		2,605
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	200		225
9.455% due 11/15/2022	350		446
Comcast Corp.
5.300% due 01/15/2014	7,000		6,873
5.875% due 02/15/2018	25,000		24,972
5.900% due 03/15/2016	2,900		2,922
7.050% due 03/15/2033	5,000		5,479
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195		15,119
7.056% due 09/15/2009	5,000		5,062
Covidien International Finance S.A.
6.550% due 10/15/2037	4,300		4,481
Cox Communications, Inc.
7.125% due 10/01/2012	5,100		5,444
7.750% due 11/01/2010	100		107
CVS Caremark Corp.
5.441% due 06/01/2010	450		446
5.750% due 08/15/2011	2,000		2,050
6.943% due 01/10/2030	13,000		13,075
Daimler Finance North America LLC
4.050% due 06/04/2008	440		438
5.541% due 03/13/2009	400		397
5.750% due 09/08/2011	2,000		2,031
8.000% due 06/15/2010	270		288
DCP Midstream LLC
5.375% due 10/15/2015	2,000		1,940
Delta Air Lines, Inc.
6.619% due 03/18/2011	928		924
Devon Energy Corp.
7.950% due 04/15/2032	3,000		3,683
Devon Financing Corp. ULC
6.875% due 09/30/2011	400		429
7.875% due 09/30/2031	700		849
E.I. Du Pont De Nemours & Co.
5.000% due 01/15/2013	1,600		1,612
El Paso Corp.
6.750% due 05/15/2009	1,106		1,122
7.750% due 06/15/2010	13,533		14,197
7.750% due 01/15/2032	19,185		19,570
7.800% due 08/01/2031	41,285		42,105
8.050% due 10/15/2030	9,200		9,626
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850		4,529
Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600		3,579
EnCana Corp.
5.900% due 12/01/2017	23,400		23,982
6.500% due 02/01/2038	9,400		9,746
Energy Transfer Partners LP
5.650% due 08/01/2012	8,100		8,027
6.125% due 02/15/2017	800		779
6.625% due 10/15/2036	1,900		1,827
Enterprise Products Operating LP
5.000% due 03/01/2015	900		861
EOG Resources, Inc.
5.875% due 09/15/2017	20,000		20,542
Fund American Cos., Inc.
5.875% due 05/15/2013	2,500		2,508
Gannett Co., Inc.
5.750% due 06/01/2011	4,000		4,127
General Mills, Inc.
5.700% due 02/15/2017	4,500		4,451
HJ Heinz Co.
6.428% due 12/01/2008	2,150		2,189
HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000		3,081
Hospira, Inc.
6.050% due 03/30/2017	1,300		1,309
Humana, Inc.
6.450% due 06/01/2016	5,000		5,046
International Business Machines Corp.
5.700% due 09/14/2017	25,400		26,306
Johnson Controls, Inc.
5.250% due 01/15/2011	2,000		2,007
5.500% due 01/15/2016	2,000		1,974
Kellogg Co.
5.125% due 12/03/2012	1,500		1,514
Kern River Funding Corp.
4.893% due 04/30/2018	13,086		12,842
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	800		801
6.500% due 02/01/2037	300		298
7.125% due 03/15/2012	5,000		5,350
7.300% due 08/15/2033	5,500		5,869
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000		2,047
6.500% due 08/11/2017	6,600		6,840
Kroger Co.
5.500% due 02/01/2013	3,000		3,011
Loews Corp.
5.250% due 03/15/2016	2,000		1,999
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (j)	68		68
Mazda Motor Corp.
10.500% due 07/01/2008 (j)	12		12
News America Holdings, Inc.
9.250% due 02/01/2013	4,800		5,617
Norfolk Southern Corp.
5.640% due 05/17/2029	77		71
7.800% due 05/15/2027	3		4
Omnicom Group, Inc.
5.900% due 04/15/2016	3,800		3,861
ONEOK Partners LP
6.850% due 10/15/2037	8,000		8,326
Packaging Corp. of America
4.375% due 08/01/2008	2,800		2,775
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	449		451
Pemex Project Funding Master Trust
7.875% due 02/01/2009	26,375		27,243
8.500% due 02/15/2008	1,460		1,466
9.375% due 12/02/2008	5,968		6,200
Pioneer Natural Resources Co.
5.875% due 07/15/2016	1,000		926
Plains All American Pipeline LP
6.125% due 01/15/2017	1,000		1,015
6.650% due 01/15/2037	1,700		1,716
RadioShack Corp.
7.375% due 05/15/2011	1,900		2,004
Reynolds American, Inc.
6.750% due 06/15/2017	10,000		10,235
Rohm & Haas Co.
6.000% due 09/15/2017	25,000		25,448
Rowan Cos., Inc.
5.880% due 03/15/2012	1,310		1,376
Sealed Air Corp.
6.950% due 05/15/2009	1,500		1,540
Suncor Energy, Inc.
6.500% due 06/15/2038	5,000		5,365
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,747		2,830
7.156% due 12/15/2011	892		936
Time Warner Cable, Inc.
5.850% due 05/01/2017	22,800		22,897
6.550% due 05/01/2037	10,100		10,343
Transocean, Inc.
6.800% due 03/15/2038	24,700		25,284
United Airlines, Inc.
6.071% due 03/01/2013	1,271		1,265
6.602% due 03/01/2015	1,652		1,644
8.390% due 01/21/2011 (a)	2,235		28
10.020% due 03/22/2014 (a)	834		412
10.125% due 03/22/2015 (a)	1,989		1,007
10.850% due 02/19/2015 (a)	901		433
Univision Communications, Inc.
7.850% due 07/15/2011	5,067		5,073
USX Corp.
6.850% due 03/01/2008	1,520		1,525
Valero Energy Corp.
7.500% due 04/15/2032	800		882
8.750% due 06/15/2030	15,175		18,505
Viacom, Inc.
5.341% due 06/16/2009	3,000		2,965
5.750% due 04/30/2011	3,000		3,040
Waste Management, Inc.
7.375% due 08/01/2010	90		95
WEA Finance LLC
5.700% due 10/01/2016	2,000		1,916
Wyeth
5.500% due 03/15/2013	2,500		2,574
XTO Energy, Inc.
4.900% due 02/01/2014	5,000		4,862
5.650% due 04/01/2016	800		807
6.100% due 04/01/2036	5,000		4,897
Yum! Brands, Inc.
6.250% due 04/15/2016	2,500		2,539
6.875% due 11/15/2037	5,700		5,692
7.650% due 05/15/2008	3,000		3,029

			630,924

Utilities 17.1%
Appalachian Power Co.
5.650% due 08/15/2012	10,100		10,274
6.375% due 04/01/2036	500		490
AT&T Corp.
7.300% due 11/15/2011	6,000		6,507
8.000% due 11/15/2031	20,200		24,881
AT&T Mobility LLC
6.500% due 12/15/2011	450		474
AT&T, Inc.
6.500% due 09/01/2037	50,000		52,460
Beaver Valley II Funding
9.000% due 06/01/2017	1,459		1,646
Bruce Mansfield Unit
6.850% due 06/01/2034	1,700		1,751
BVPS II Funding Corp.
8.890% due 06/01/2017	1,500		1,749
CenturyTel, Inc.
8.375% due 10/15/2010	2,100		2,287
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4		4
Consumers Energy Co.
5.000% due 02/15/2012	1,900		1,888
5.000% due 03/15/2015	300		291
5.150% due 02/15/2017	2,800		2,699
5.375% due 04/15/2013	600		599
5.500% due 08/15/2016	2,250		2,233
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	3,200		3,418
8.250% due 06/15/2030	11,700		14,640
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000		2,912
5.600% due 11/15/2016	1,800		1,774
Duke Energy LLC
6.450% due 10/15/2032	10,000		10,460
Duke Energy, Inc.
6.900% due 06/01/2025	2,821		3,002
Embarq Corp.
7.082% due 06/01/2016	100		103
Enel Finance International S.A.
6.250% due 09/15/2017	25,000		25,344
6.800% due 09/15/2037	14,550		14,665
Energy East Corp.
6.750% due 07/15/2036	1,300		1,319
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384		8,966
Entergy Gulf States, Inc.
3.600% due 06/01/2008	13,800		13,697
5.250% due 08/01/2015	600		569
Entergy Louisiana LLC
4.670% due 06/01/2010	400		397
Exelon Corp.
6.750% due 05/01/2011	3,000		3,138
Florida Power Corp.
5.279% due 11/14/2008	2,300		2,297
Kentucky Power Co.
6.000% due 09/15/2017	18,600		18,586
MidAmerican Energy Holdings Co.
6.500% due 09/15/2037	100		105
7.520% due 09/15/2008	350		355
NGPL Pipe Co. LLC
7.768% due 12/15/2037	4,100		4,303
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70		71
Ohio Edison Co.
6.875% due 07/15/2036	3,000		3,110
Ohio Power Co.
6.375% due 07/15/2033	5,500		5,164
PNPP II Funding Corp.
9.120% due 05/30/2016	1,388		1,640
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300		3,277
Progress Energy, Inc.
7.100% due 03/01/2011	188		200
7.750% due 03/01/2031	15,550		18,411
PSEG Power LLC
3.750% due 04/01/2009	2,500		2,472
8.625% due 04/15/2031	12,000		14,806
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,300		2,341
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650		13,514
Qwest Corp.
6.875% due 09/15/2033	9,880		9,164
8.875% due 03/15/2012	6,000		6,450
Scana Corp.
6.250% due 02/01/2012	10,000		10,409
System Energy Resources, Inc.
5.129% due 01/15/2014	2,430		2,491
Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850		9,611
7.200% due 07/18/2036	200		221
Telefonica Emisones SAU
5.984% due 06/20/2011	3,500		3,603
United Telecom, Inc.
6.890% due 07/01/2008 (j)	1,000		1,004
Virginia Electric and Power Co.
5.950% due 09/15/2017	31,500		32,530

			380,772

Total Corporate Bonds & Notes (Cost $2,137,609)			2,156,322

CONVERTIBLE BONDS & NOTES 0.2%
ERP Operating LP
3.850% due 08/15/2026	3,800		3,663

Total Convertible Bonds & Notes (Cost $3,838)			3,663

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
5.500% due 01/01/2037 - 01/01/2038	3,825		3,821
Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030	86		93

Total U.S. Government Agencies (Cost $3,889)			3,914

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
4.000% due 09/30/2009	31,500		32,012
4.750% due 02/15/2037	1,900		1,989

Total U.S. Treasury Obligations (Cost $33,779)			34,001

MORTGAGE-BACKED SECURITIES 0.1%
Denver Arena Trust
6.940% due 11/15/2019	1,779		1,802

Total Mortgage-Backed Securities (Cost $1,608)			1,802

ASSET-BACKED SECURITIES 0.0%
MASTR Asset-Backed Securities Trust
4.945% due 05/25/2037	377		370

Total Asset-Backed Securities (Cost $377)			370

	Shares
COMMON STOCKS 0.1%
Devon Energy Corp.	33,898		3,014

Total Common Stocks (Cost $863)			3,014

PREFERRED STOCKS 0.2%
Goldman Sachs Group, Inc.
5.629% due 12/31/2049	200,000		4,228
Lehman Brothers Holdings, Inc.
5.670% due 12/31/2049	5,200		188

Total Preferred Stocks (Cost $5,231)			4,416

	Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 0.9%
Repurchase Agreements 0.0%
Fixed Income Clearing Corp.
3.900% due 01/02/2008	$662		662

(Dated 12/31/2007. Collateralized by Fannie Mae 3.250% due 01/15/2008 valued at $678. Repurchase proceeds are $662.)
U.S. Treasury Bills 0.9%
3.890% due 02/28/2008 - 03/13/2008 (b)(c)(d)	19,200		19,034

Total Short-Term Instruments (Cost $19,756)			19,696

Purchased Options (h) 1.2% (Cost $15,545)			27,945
Total Investments 101.2% (Cost $2,222,495)			$2,255,143
Written Options (i) (1.1%) (Premiums $13,373)			(23,730)
Other Assets and Liabilities (Net) (0.1%)			(3,048)

Net Assets (e) 100.0%			$2,228,365

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $18,836 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $198 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $1,158 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 2-Year Note March Futures	Short	03/2008	658	$(108)
U.S. Treasury 5-Year Note March Futures	Short	03/2008	1,100	(1,020)
U.S. Treasury 10-Year Note March Futures	Short	03/2008	2,075	(389)

				$(1,517)

(f) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.520%)	12/20/2012	$1,500	$(8)
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%)	03/20/2016	3,000	21
Bank of America	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%)	09/20/2012	9,100	50
Bank of America	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%)	09/20/2012	3,900	85
Bank of America	Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.520%)	12/20/2012	11,500	(28)
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.290%)	06/20/2011	2,100	22
Bank of America	SCANA Corp. 6.250% due 02/01/2012	Buy	(0.380%)	03/20/2012	10,000	(10)
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%)	09/20/2012	5,800	47
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	2.950%	03/20/2013	4,300	(5)
Bank of America	Sprint Capital Corp. 8.375% due 03/15/2012	Sell	0.316%	06/20/2011	24,000	(610)
Bank of America	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%)	09/20/2012	5,800	28
Bank of America	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%)	09/20/2012	2,600	39
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%)	06/20/2008	3,200	0
Barclays Bank PLC	Bank of America Corp. 6.250% due 04/15/2012	Sell	0.280%	09/20/2012	20,000	(169)
Barclays Bank PLC	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.290%	09/20/2012	20,000	(360)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.285%)	09/20/2011	2,000	28
Barclays Bank PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011	2,000	(9)
Barclays Bank PLC	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.630%	12/20/2012	4,200	(1)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%)	06/20/2012	1,300	44
Barclays Bank PLC	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%)	06/20/2012	2,400	41
Barclays Bank PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.245%)	12/20/2012	7,500	98
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%)	03/20/2012	2,900	329
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009	1,600	1
Bear Stearns & Co., Inc.	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%)	09/20/2012	1,800	28
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	06/20/2010	2,100	(1)
Bear Stearns & Co., Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.290%	09/20/2012	20,000	(360)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014	2,000	24
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	4,000	1,533
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%)	06/20/2012	3,300	13
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	36
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	2,000	25
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	5,200	(2)
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%)	06/20/2012	1,000	1
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011	2,000	0
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016	2,000	(2)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	2,000	22
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	2,000	17
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	4,300	13
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	3,000	2
Bear Stearns & Co., Inc.	Wells Fargo & Co. 5.000% due 11/15/2014	Sell	0.210%	09/20/2012	20,000	(320)
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%)	06/20/2012	5,300	75
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012	500	8
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	2,800	(86)
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%)	03/20/2017	2,200	74
BNP Paribas Bank	SLM Corp. 5.125% due 08/27/2012	Sell	2.870%	12/20/2012	5,000	(22)
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	06/20/2011	1,900	6
Citibank N.A.	AutoZone, Inc. 6.500% due 07/15/2008	Buy	(0.160%)	09/20/2008	2,100	(1)
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	4,900	(264)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%)	09/20/2012	3,000	15
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	2,000	53
Citibank N.A.	Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%)	06/20/2012	4,300	17
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	3,900	35
Citibank N.A.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%)	09/20/2012	3,000	61
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	1,400	(2)
Citibank N.A.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.240%)	09/20/2012	2,100	25
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	06/20/2009	2,000	0
Credit Suisse USA, Inc.	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	3,000	7
Credit Suisse USA, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.100%	09/20/2012	10,000	(286)
Credit Suisse USA, Inc.	Burlington Northern and Santa Fe Railway Co. 4.300% due 07/01/2013	Buy	(0.259%)	09/20/2012	4,000	13
Credit Suisse USA, Inc.	CBS Corp. 4.625% due 05/15/2018	Buy	(0.600%)	09/20/2012	8,400	25
Credit Suisse USA, Inc.	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%)	09/20/2011	2,000	4
Credit Suisse USA, Inc.	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%)	09/20/2012	2,700	14
Credit Suisse USA, Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	2,000	3
Credit Suisse USA, Inc.	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	1,800	2
Credit Suisse USA, Inc.	Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	7,900	(10)
Credit Suisse USA, Inc.	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%)	06/20/2012	2,500	31
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	700	2
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012	4,200	(54)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	1,500	(17)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%)	12/20/2011	3,200	263
Deutsche Bank AG	Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%)	12/20/2016	2,000	236
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%)	06/20/2012	1,300	49
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	1,400	(3)
Deutsche Bank AG	SLM Corp. 5.125% due 08/27/2012	Sell	2.900%	12/20/2012	2,000	(6)
Deutsche Bank AG	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%)	06/20/2012	3,200	176
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	1,600	0
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	06/20/2012	1,900	3
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%)	03/20/2017	1,700	242
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	06/20/2012	3,000	(5)
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	5,000	(1)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	5,000	86
Goldman Sachs & Co.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%)	06/20/2012	1,900	43
Goldman Sachs & Co.	Macy’s Retail Holdings, Inc. 6.625% due 04/01/2011	Buy	(0.530%)	06/20/2012	1,900	62
Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%	09/20/2012	4,400	(14)
Goldman Sachs & Co.	Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	6,300	6
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.220%)	06/20/2012	1,800	12
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.450%)	12/20/2012	5,200	(10)
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%)	03/20/2017	1,700	20
Goldman Sachs & Co.	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%)	06/20/2012	900	0
HSBC Bank USA	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%	09/20/2010	5,000	(3)
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	2,000	(14)
JPMorgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	6,300	0
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.670%	09/20/2012	700	(32)
JPMorgan Chase & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%)	06/20/2012	1,600	175
JPMorgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%	09/20/2010	5,000	0
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011	4,150	50
JPMorgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	7,000	22
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	4,300	(1)
JPMorgan Chase & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.528%)	06/20/2012	1,200	6
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.850%)	12/20/2012	3,300	59
JPMorgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	7,000	5
JPMorgan Chase & Co.	Temple-Inland, Inc. 6.750% due 03/01/2009	Buy	(0.280%)	03/20/2009	2,600	1
JPMorgan Chase & Co.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(0.800%)	06/20/2012	1,300	88
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%)	06/20/2012	3,000	41
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	4,200	(226)
Lehman Brothers, Inc.	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%)	09/20/2012	6,300	36
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%)	06/20/2012	4,400	719
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.090%)	06/20/2012	1,100	181
Lehman Brothers, Inc.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.589%)	06/20/2012	700	25
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.510%)	06/20/2012	1,000	6
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	3,000	117
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.470%)	06/20/2012	500	0
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.179%)	06/20/2012	1,300	16
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%)	09/20/2012	5,800	58
Lehman Brothers, Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.250%)	12/20/2012	9,100	47
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	7,500	(4)
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.450%)	06/20/2012	900	15
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	5,000	147
Merrill Lynch & Co., Inc.	Burlington Northern and Santa Fe Railway Co. 4.300% due 07/01/2013	Buy	(0.270%)	09/20/2012	4,800	14
Merrill Lynch & Co., Inc.	Burlington Northern and Santa Fe Railway Co. 4.300% due 07/01/2013	Buy	(0.250%)	12/20/2012	3,100	14
Merrill Lynch & Co., Inc.	Burlington Northern and Santa Fe Railway Co. 4.300% due 07/01/2013	Buy	(0.230%)	12/20/2012	5,700	30
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	5,000	1
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	5,000	1
Merrill Lynch & Co., Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.450%)	03/20/2012	2,500	295
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%)	06/20/2011	3,200	27
Merrill Lynch & Co., Inc.	GMAC LLC 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	(978)
Merrill Lynch & Co., Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%)	12/20/2012	7,000	40
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.270%)	12/20/2012	2,000	11
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.250%)	12/20/2012	6,300	39
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	5,000	20
Morgan Stanley	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%	09/20/2010	10,000	231
Morgan Stanley	American Electric Power Co., Inc. 5.375% due 03/15/2010	Sell	0.410%	09/20/2011	2,000	5
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%)	12/20/2012	3,400	57
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%)	12/20/2012	7,600	133
Morgan Stanley	Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%)	06/20/2012	1,800	19
Morgan Stanley	DTE Energy Co. 7.050% due 06/01/2011	Buy	(0.650%)	09/20/2016	2,000	(7)
Morgan Stanley	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	10,000	(141)
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%)	03/20/2013	3,000	(27)
Morgan Stanley	Marsh & McLennan Cos., Inc. 5.150% due 09/15/2010	Buy	(0.590%)	09/20/2010	10,000	(59)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%)	06/20/2012	400	2
Morgan Stanley	Noble Corp. 5.875% due 06/01/2013	Buy	(0.522%)	06/20/2012	4,300	(11)
Morgan Stanley	Office Depot, Inc. 6.250% due 08/15/2013	Buy	(0.450%)	06/20/2012	1,900	103
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	3,800	30
Morgan Stanley	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.250%)	06/20/2012	500	48
Morgan Stanley	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.030%)	06/20/2012	1,700	177
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%)	09/20/2012	3,400	27
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%)	12/20/2012	3,400	23
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%)	12/20/2012	5,200	41
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%)	09/20/2012	3,400	16
Morgan Stanley	VF Corp. 8.500% due 10/01/2010	Buy	(0.470%)	12/20/2012	4,500	(12)
Morgan Stanley	Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%	06/20/2011	8,000	6
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	06/20/2011	1,300	3
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.500%)	06/20/2012	2,900	16
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%)	03/20/2017	1,700	9
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013	2,500	15
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	2,500	(46)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%)	09/20/2012	5,400	2
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	12/20/2012	8,400	28
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.330%)	12/20/2012	9,000	34
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%)	09/20/2011	3,800	37
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.380%)	03/20/2012	3,100	(12)
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.420%)	12/20/2012	7,700	146
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.410%)	12/20/2012	9,700	188
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	2,000	50
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	4,100	13
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	4,000	162
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	2,000	83
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.290%)	09/20/2012	3,600	6
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%)	06/20/2012	3,500	11
Royal Bank of Scotland Group PLC	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%)	09/20/2012	6,300	46
Royal Bank of Scotland Group PLC	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.330%)	12/20/2012	6,000	86
Royal Bank of Scotland Group PLC	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.270%)	12/20/2012	5,600	48
Royal Bank of Scotland Group PLC	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%)	12/20/2012	12,900	123
Royal Bank of Scotland Group PLC	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%)	12/20/2012	15,300	219
UBS Warburg LLC	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%)	09/20/2012	6,000	81
UBS Warburg LLC	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%	09/20/2010	5,000	9
UBS Warburg LLC	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%)	09/20/2012	5,700	33
UBS Warburg LLC	Clorox Co. 6.125% due 02/01/2011	Buy	(0.420%)	12/20/2012	2,800	7
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%)	06/20/2012	5,800	497
UBS Warburg LLC	Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.760%	09/20/2010	1,600	(87)
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	10,000	124
UBS Warburg LLC	International Paper Co. 5.850% due 10/30/2012	Buy	(0.450%)	06/20/2012	1,100	2
UBS Warburg LLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.755%	09/20/2012	20,000	(320)
UBS Warburg LLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%)	12/20/2012	9,800	135
UBS Warburg LLC	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.720%)	12/20/2012	3,300	(12)
UBS Warburg LLC	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%	06/20/2009	11,000	(12)
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%)	06/20/2012	1,000	60
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	10,000	(141)
Wachovia Bank N.A.	Hess Corp. 6.650% due 08/15/2011	Sell	0.150%	03/20/2008	2,700	(1)
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	10,000	23

						$4,923

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HV8 Index	Sell	0.750%	06/20/2012	$10,000	$(167)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	9,000	257
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	26,900	(349)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	5,100	(85)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	7,341	(20)
Credit Suisse USA, Inc.	Dow Jones CDX N.A. HV9 Index	Sell	1.400%	12/20/2012	62,000	(782)
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	100,000	(1,610)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	3,000	88
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	2,000	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,960	(14)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	14,900	11
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.070%	06/20/2012	50,000	422
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.100%	06/20/2012	50,000	479
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	22,100	560
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	8,900	(43)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Sell	0.600%	06/20/2017	200,000	(340)

						$(1,594)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	$88,300	$90
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010	34,100	106
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015	14,100	8
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	462,200	3,691
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	29,000	(544)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	351,100	3,543
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	102,100	(160)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2038	200	(5)

						$6,729

(g) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$219,150	$2,181	$4,282
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	138,700	1,300	2,710
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	117,500	1,178	1,391
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	119,100	1,195	2,327
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	16,200	67	384
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	176,600	2,478	4,237
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	406,350	4,156	7,940
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	283,400	2,990	4,674

							$15,545	$27,945

(h) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	367	$154	$1,043

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	$73,000	$1,961	$3,484
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.580%	08/03/2009	58,800	1,573	3,429
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	44,300	1,176	2,114
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	33,100	935	1,136
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	38,900	1,054	1,857
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	5,400	63	255
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	135,200	3,704	6,453
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	94,800	2,753	3,959

							$13,219	$22,687

(i) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$69	$68	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/28/2003	12	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,013	1,004	0.05%
Wilmington Trust Co.	10.500%	07/01/2008	03/28/2003	47	46	0.00%

				$1,141	$1,130	0.05%

(j) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Bonds	4.500%	02/15/2036	$2,000	$1,956	$2,050
U.S. Treasury Bonds	4.750%	08/15/2017	54,900	57,571	59,241
U.S. Treasury Bonds	4.750%	02/15/2037	31,700	33,447	33,849

				$92,974	$95,140

(2)	Market value includes $1,942 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Mortgage Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%
CVS Lease Pass-Through
6.036% due 12/10/2028	$1,956	$1,883

Total Corporate Bonds & Notes (Cost $1,955)		1,883

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,682

Total Municipal Bonds & Notes (Cost $1,010)		1,682

U.S. GOVERNMENT AGENCIES 142.2%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (c)	52	49
4.000% due 02/25/2009	13	13
4.500% due 07/01/2018 - 01/01/2038	542,997	534,019
4.513% due 02/01/2035	3,559	3,559
4.639% due 07/01/2035	1,440	1,429
4.709% due 09/01/2035	10,332	10,349
4.718% due 03/01/2035	1,265	1,270
5.000% due 06/01/2013 - 01/01/2038	2,451,707	2,434,411
5.000% due 10/01/2035 - 02/01/2036 (h)	1,506,085	1,470,585
5.005% due 04/25/2035	3,582	3,582
5.055% due 04/01/2020	114	117
5.085% due 07/25/2032	497	497
5.136% due 02/01/2032	2,884	2,906
5.165% due 12/25/2028	72	73
5.225% due 02/25/2033	122	122
5.265% due 06/25/2029 - 06/25/2032	2,109	2,110
5.365% due 06/25/2030 - 07/25/2034	8,712	8,676
5.396% due 04/18/2028	95	95
5.446% due 10/18/2030	120	121
5.486% due 02/01/2030	747	764
5.500% due 05/01/2009 - 02/01/2038	4,038,064	4,050,256
5.500% due 11/01/2032 - 10/01/2035 (f)	205,076	205,067
5.500% due 09/01/2034 - 09/01/2036 (h)	235,344	235,168
5.503% due 05/01/2019	279	281
5.509% due 09/01/2017	239	238
5.515% due 09/25/2023	156	158
5.525% due 06/25/2022	1	1
5.527% due 11/01/2019 - 11/01/2020	27	27
5.546% due 04/01/2019	85	85
5.580% due 09/01/2020	24	24
5.600% due 03/01/2017 - 02/01/2018	24	24
5.609% due 10/01/2023 - 01/01/2029	354	356
5.610% due 12/01/2017	197	196
5.612% due 06/01/2029	26	27
5.614% due 08/01/2029	104	105
5.618% due 07/01/2024	17	17
5.620% due 05/01/2036	4,982	5,016
5.626% due 05/01/2036	102	103
5.628% due 05/01/2036	47	47
5.630% due 07/01/2017 - 11/01/2017	13	13
5.631% due 05/01/2036	34	34
5.633% due 10/01/2016 - 10/01/2031	556	556
5.642% due 03/01/2018	13	13
5.730% due 10/01/2016	80	81
5.750% due 07/01/2029	6	6
5.775% due 04/25/2021	3	3
5.800% due 11/01/2011	1,844	1,916
5.808% due 11/01/2024	4	4
5.848% due 02/01/2026	65	67
5.864% due 02/01/2015	72	72
5.875% due 06/01/2017 - 08/01/2023	43	43
5.950% due 02/25/2044	75	76
5.975% due 05/25/2023	104	106
6.000% due 03/25/2017 - 01/01/2038	1,779,427	1,807,867
6.027% due 11/01/2017	11	11
6.063% due 08/01/2042 - 10/01/2044	12,397	12,558
6.125% due 06/01/2017	55	55
6.200% due 01/01/2027	75	76
6.230% due 04/01/2030	9	9
6.246% due 08/01/2029	15	16
6.250% due 12/25/2013	1,115	1,135
6.252% due 10/01/2036	6,171	6,312
6.262% due 02/01/2009	4,152	4,159
6.263% due 09/01/2040 - 12/01/2040	536	540
6.290% due 02/25/2029	1,500	1,586
6.300% due 06/25/2031 - 10/17/2038	5,181	5,493
6.350% due 06/25/2020	2,450	2,490
6.390% due 05/25/2036	1,743	1,829
6.410% due 08/01/2016	960	1,026
6.450% due 05/01/2008 - 09/01/2016	6,126	6,369
6.488% due 08/01/2008	16,109	16,052
6.500% due 09/25/2008 (b)	2	0
6.500% due 02/25/2009 - 06/17/2038	930,404	956,754
6.518% due 11/01/2031	42	43
6.572% due 04/01/2032	17	17
6.610% due 12/01/2029	5	5
6.703% due 08/01/2028	1,407	1,565
6.811% due 11/01/2035	3,377	3,479
6.814% due 06/01/2023	57	58
6.825% due 08/01/2009 - 11/01/2026	4,495	4,607
6.850% due 12/18/2027	1,997	2,107
6.875% due 02/01/2018	149	150
6.900% due 09/01/2009	1,527	1,570
6.908% due 11/01/2031	68	69
6.996% due 02/01/2027	130	132
7.000% due 04/25/2008 - 07/25/2008 (b)	28	0
7.000% due 01/01/2016 - 01/01/2038	144,555	150,402
7.008% due 11/01/2025	128	130
7.015% due 05/01/2029	19	19
7.027% due 07/01/2032	79	80
7.032% due 01/01/2030	231	241
7.045% due 06/01/2019	11	12
7.090% due 05/01/2027	193	195
7.098% due 02/01/2026	13	13
7.107% due 11/01/2025	201	203
7.112% due 04/01/2022	73	75
7.125% due 06/01/2026	10	10
7.145% due 09/01/2028 - 06/01/2029	39	40
7.148% due 12/01/2031	25	26
7.171% due 03/01/2025	31	32
7.181% due 03/01/2024	42	43
7.184% due 10/01/2028	99	100
7.200% due 11/01/2023 - 12/01/2026	4	4
7.203% due 05/01/2026	49	49
7.210% due 05/01/2028	15	15
7.224% due 03/01/2030	435	453
7.250% due 02/01/2009 - 10/01/2011	3	3
7.259% due 04/01/2030	20	20
7.261% due 04/01/2030	164	165
7.277% due 09/01/2030	27	27
7.327% due 07/01/2024	17	18
7.455% due 09/01/2023	77	78
7.491% due 08/01/2014	8	8
7.500% due 12/01/2012 - 07/25/2041	4,694	5,031
7.720% due 02/01/2024	131	133
7.730% due 01/01/2025	992	1,064
7.800% due 10/25/2022 - 06/25/2026	295	316
8.000% due 11/01/2022 - 08/01/2030	17	18
8.025% due 05/01/2030	39	40
8.200% due 04/25/2025	648	667
8.500% due 02/01/2009 - 11/01/2017	214	228
8.750% due 11/25/2019	48	53
8.916% due 06/25/2032	392	415
9.000% due 03/01/2010 - 11/01/2025	237	258
9.000% due 05/25/2022 - 06/25/2022 (b)	47	12
9.500% due 11/01/2010 - 04/01/2025	564	631
15.500% due 10/01/2012	1	1
510.000% due 09/25/2019 (b)	0	5
839.670% due 08/25/2020 (b)	0	2
Farmer Mac
6.780% due 01/25/2013	2,160	2,178
8.411% due 04/25/2030	1,237	1,249
Federal Housing Administration
6.875% due 12/01/2016	286	289
6.896% due 07/01/2020	375	379
7.400% due 02/01/2021	482	488
7.430% due 07/01/2018 - 07/01/2024	6,292	6,376
Freddie Mac
0.000% due 01/15/2009 (c)	13	12
3.500% due 12/15/2022 - 07/15/2032	225	215
4.426% due 03/01/2033	189	189
4.500% due 04/15/2013 - 04/01/2020	967	965
5.000% due 09/15/2016 - 02/01/2038	1,212,452	1,186,937
5.015% due 12/25/2032	1	1
5.105% due 07/25/2031	21	21
5.115% due 05/25/2031	412	406
5.145% due 09/25/2031	52	52
5.228% due 03/15/2031	542	541
5.378% due 12/15/2029 - 12/15/2030	1,753	1,753
5.478% due 11/15/2030 - 12/15/2031	186	187
5.500% due 11/01/2028 - 02/01/2038	1,107,862	1,105,387
5.500% due 04/01/2037 (h)	718,902	717,530
5.512% due 03/15/2024 - 09/15/2026	657	658
5.523% due 07/01/2030	367	371
5.527% due 05/01/2017 - 09/01/2018	344	348
5.528% due 02/15/2028 - 03/15/2032	242	243
5.562% due 05/15/2023	2	2
5.578% due 03/15/2032	9	9
5.714% due 03/01/2032	174	180
5.778% due 08/15/2032	1,735	1,728
5.783% due 08/01/2018	91	91
5.875% due 12/01/2018	4	4
5.978% due 04/15/2031	9,982	10,115
6.000% due 03/01/2017 - 10/01/2037	847,527	860,259
6.000% due 08/01/2037 (h)	189,015	191,867
6.149% due 07/01/2019	143	144
6.228% due 07/15/2027	2,838	2,906
6.250% due 04/01/2019 - 12/15/2028	1,962	2,018
6.263% due 07/25/2044	32,135	32,134
6.373% due 03/01/2029	175	181
6.375% due 07/01/2019	69	70
6.500% due 08/15/2008 - 01/01/2038	220,351	226,712
6.500% due 10/15/2013 (b)	53	3
6.687% due 10/01/2023	1,158	1,153
6.875% due 05/01/2023	32	32
6.960% due 04/01/2025	41	41
7.000% due 01/15/2008 - 12/01/2032	1,924	1,997
7.000% due 07/15/2008 - 10/25/2023 (b)	75	13
7.062% due 03/01/2027	38	38
7.086% due 08/01/2029	90	91
7.097% due 10/01/2027	35	36
7.106% due 06/01/2022	61	61
7.123% due 10/01/2018	7	7
7.125% due 04/01/2018 - 09/01/2018	40	40
7.136% due 09/01/2027	72	72
7.147% due 01/01/2028	115	116
7.149% due 11/01/2027	172	175
7.153% due 06/01/2022	8	8
7.171% due 02/01/2029	461	465
7.194% due 08/01/2031	22	23
7.200% due 09/01/2027	25	25
7.209% due 04/01/2031	9	9
7.214% due 06/01/2024	45	46
7.219% due 09/01/2028	50	50
7.226% due 10/01/2024	177	178
7.235% due 05/01/2032	28	28
7.250% due 08/01/2031	2	2
7.254% due 07/01/2028	790	794
7.256% due 09/01/2026	445	451
7.267% due 11/01/2027	212	216
7.269% due 08/01/2027	23	23
7.273% due 11/01/2029	2,231	2,293
7.275% due 01/01/2029	4	4
7.288% due 10/01/2023 - 02/01/2031	126	127
7.292% due 11/01/2031	5	5
7.312% due 11/01/2027	25	25
7.325% due 05/01/2019 - 12/01/2029	403	408
7.334% due 07/01/2027	111	112
7.335% due 02/01/2027	106	107
7.342% due 05/01/2032	204	206
7.344% due 10/01/2024	121	122
7.350% due 07/01/2029	73	74
7.352% due 05/01/2032	1,123	1,153
7.364% due 07/01/2030	3	3
7.379% due 05/01/2032	794	797
7.385% due 12/01/2026	30	31
7.415% due 08/01/2030	18	18
7.459% due 09/01/2024	43	44
7.500% due 01/01/2008 - 06/01/2031	955	1,005
7.500% due 08/15/2029 (b)	32	5
7.645% due 05/01/2025	1,305	1,414
8.000% due 03/01/2009 - 09/01/2030	114	121
8.250% due 06/01/2008	1	1
8.500% due 12/01/2008 - 08/01/2027	405	431
9.000% due 12/15/2020 - 02/15/2021	470	475
9.050% due 06/15/2019	82	82
9.500% due 12/15/2020 - 06/01/2021	419	423
10.750% due 09/01/2009 - 05/01/2010	1	1
Ginnie Mae
3.250% due 07/16/2026	1,352	1,337
4.000% due 07/16/2026	1,352	1,344
4.500% due 01/01/2038	600	575
5.000% due 04/15/2033 - 12/15/2037	274,900	270,912
5.228% due 02/16/2032	97	97
5.299% due 06/20/2032	472	474
5.328% due 01/16/2031	31	31
5.428% due 06/16/2031 - 03/16/2032	1,322	1,329
5.478% due 10/16/2030	65	65
5.500% due 11/15/2028 - 01/01/2038	695,333	700,682
5.528% due 02/16/2030 - 04/16/2032	1,033	1,041
5.578% due 12/16/2025	729	736
5.625% due 08/20/2017 - 07/20/2035	54,022	54,252
5.628% due 02/16/2030	116	117
5.678% due 02/16/2030	112	113
5.750% due 02/20/2032	175	176
5.875% due 11/20/2031	2,943	2,976
5.899% due 03/20/2031	5,234	5,280
5.949% due 02/20/2031	3,166	3,179
6.000% due 12/15/2008 - 01/01/2038	295,589	302,586
6.000% due 08/15/2036 - 08/15/2037 (h)	312,689	320,249
6.125% due 10/20/2018 - 01/20/2030	7,948	8,054
6.250% due 01/20/2028 - 03/20/2030	4,960	5,111
6.375% due 04/20/2017 - 05/20/2032	29,321	29,677
6.500% due 05/15/2009 - 09/15/2037	142,522	147,277
6.625% due 11/20/2020	2	2
6.875% due 04/20/2019	40	41
6.921% due 03/16/2041	4,972	5,586
7.000% due 09/15/2012 - 02/16/2029	1,637	1,713
7.270% due 12/15/2040	1,735	1,823
7.500% due 12/15/2022 - 11/15/2031	2,354	2,487
7.750% due 10/15/2025	21	22
8.000% due 09/15/2008 - 09/20/2031	6,559	7,113
8.500% due 06/15/2027 - 03/20/2031	1,085	1,180
9.000% due 04/15/2020 - 08/20/2030	102	111
9.500% due 12/15/2021	68	75
Small Business Administration
6.344% due 08/01/2011	326	335
6.640% due 02/01/2011	410	423
7.190% due 12/01/2019	412	435
7.220% due 11/01/2020	980	1,042
7.449% due 08/01/2010	335	342
8.017% due 02/10/2010	73	76
Vendee Mortgage Trust
6.500% due 05/15/2008 - 03/15/2029	2,535	2,663

Total U.S. Government Agencies (Cost $18,003,924)		18,228,421

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
4.750% due 08/15/2017	71,900	75,961

Total U.S. Treasury Obligations (Cost $75,537)		75,961

MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
5.036% due 03/25/2035	34,750	34,564
5.132% due 09/25/2035	3,810	3,784
American Home Mortgage Investment Trust
4.290% due 10/25/2034	10,304	10,125
4.440% due 02/25/2045	4,925	4,805
Banc of America Mortgage Securities, Inc.
4.250% due 04/25/2034	206	205
6.500% due 10/25/2031	251	255
7.330% due 06/20/2031	534	525
7.363% due 07/20/2032	81	83
Banc of America Structural Security Trust
5.738% due 10/11/2033	428	425
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	36,661	36,239
4.486% due 02/25/2034	5,863	5,789
4.550% due 08/25/2035	19,464	19,173
4.780% due 11/25/2034	4,921	4,896
4.956% due 01/25/2035	3,702	3,674
5.789% due 02/25/2033	59	59
6.267% due 11/25/2030	23	22
6.534% due 01/25/2034	32	33
Bear Stearns Alt-A Trust
5.368% due 05/25/2035	1,570	1,552
5.527% due 09/25/2035	24,860	24,497
5.902% due 01/25/2036	3,403	3,319
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	53	53
7.000% due 05/20/2030	1,818	2,043
Bear Stearns Mortgage Securities, Inc.
6.299% due 06/25/2030	104	106
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037	7,606	7,528
5.684% due 01/26/2036	7,474	7,407
5.787% due 12/26/2046	4,218	4,167
CC Mortgage Funding Corp.
5.045% due 05/25/2036	1,183	1,084
5.115% due 08/25/2035	986	918
5.342% due 01/25/2035	1,165	949
Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	28	27
6.500% due 02/25/2024	750	748
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021	1,943	1,880
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	3,297	3,221
4.248% due 08/25/2035	21,085	20,674
4.679% due 08/25/2035	3,924	3,875
4.748% due 08/25/2035	9,555	9,427
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	5	5
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	5,201	5,217
Countrywide Alternative Loan Trust
4.935% due 10/25/2046	64	64
5.000% due 06/25/2033	676	676
5.075% due 05/25/2035	3,479	3,354
5.085% due 05/25/2035	634	595
5.099% due 05/20/2046	98	97
5.115% due 05/25/2035	939	932
5.145% due 02/25/2037	367	347
6.000% due 10/25/2032	502	504
Countrywide Home Loan Mortgage Pass-Through Trust
3.876% due 11/19/2033	78	78
4.500% due 01/25/2033	280	280
4.801% due 11/25/2034	3,718	3,693
5.135% due 05/25/2034	33	33
5.155% due 04/25/2035	2,115	2,003
5.175% due 03/25/2035	6,426	6,109
5.185% due 03/25/2035	30,629	29,035
5.195% due 02/25/2035	1,940	1,875
5.205% due 02/25/2035	63	59
5.455% due 08/25/2034	4,743	4,753
6.141% due 08/25/2034	2,756	2,741
7.000% due 07/19/2031	10	10
7.540% due 11/19/2033	31	30
CS First Boston Mortgage Securities Corp.
4.832% due 04/15/2037	3,000	2,890
6.700% due 06/25/2032	6	6
7.290% due 09/15/2041	53	54
Denver Arena Trust
6.940% due 11/15/2019	9,974	10,102
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	22	22
7.340% due 10/10/2032	5,561	5,768
DLJ Mortgage Acceptance Corp.
7.178% due 11/25/2023	17	17
Fairfax Funding Trust
6.483% due 04/02/2013	250	251
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,071
8.970% due 09/18/2027	4,000	806
Fifth Third Mortgage Loan Trust
6.728% due 11/19/2032	143	143
First Horizon Asset Securities, Inc.
4.402% due 12/25/2033	6,991	6,949
7.496% due 09/25/2033	1	1
First Nationwide Trust
6.750% due 08/21/2031	471	470
First Republic Mortgage Loan Trust
5.328% due 08/15/2032	18,608	18,481
5.378% due 11/15/2031	7,887	7,725
6.010% due 11/15/2031	1,878	1,870
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	564	566
7.151% due 12/15/2016	495	494
GMAC Mortgage Corp. Loan Trust
4.311% due 06/25/2034	6,523	6,409
5.500% due 09/25/2034	8,142	8,145
Greenpoint Mortgage Funding Trust
5.085% due 06/25/2045	2,964	2,810
5.095% due 06/25/2045	10,178	9,649
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	9,835	10,103
GSR Mortgage Loan Trust
5.251% due 11/25/2035	50,945	49,254
GSRPM Mortgage Loan Trust
5.265% due 11/25/2031	3,579	3,576
Harborview Mortgage Loan Trust
5.055% due 01/19/2038	1,556	1,537
5.155% due 01/19/2038	26,979	25,312
5.155% due 02/19/2046	15,996	14,977
5.185% due 05/19/2035	7,906	7,482
6.896% due 08/19/2034	8,855	8,861
Indymac ARM Trust
6.574% due 01/25/2032	23	23
Indymac Index Mortgage Loan Trust
5.105% due 04/25/2035	7,690	7,284
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	61	14
LB Mortgage Trust
8.471% due 01/20/2017	2,588	2,843
LB-UBS Commercial Mortgage Trust
6.133% due 12/15/2030	470	492
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021	3,673	3,667
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	8,110	8,034
MASTR Asset Securitization Trust
5.500% due 09/25/2033	6,818	6,768
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	358	378
Mellon Residential Funding Corp.
5.378% due 11/15/2031	3,671	3,572
5.468% due 12/15/2030	3,471	3,403
5.908% due 11/15/2031	360	351
Merrill Lynch Mortgage Investors, Inc.
0.744% due 04/25/2028 (b)	1,350	57
5.075% due 02/25/2036	5,287	5,092
Merrill Lynch Mortgage Trust
1.531% due 07/12/2034 (b)	59,918	1,326
MLCC Mortgage Investors, Inc.
5.115% due 11/25/2035	2,451	2,370
5.408% due 03/15/2025	331	324
5.865% due 10/25/2035	1,418	1,394
6.989% due 01/25/2029	4,000	3,949
Nationslink Funding Corp.
5.592% due 11/10/2030	194	193
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	354	378
Ocwen Residential Mortgage-Backed Securities Corp.
6.837% due 06/25/2039	677	519
Prime Mortgage Trust
5.000% due 02/25/2019	29	28
Residential Accredit Loans, Inc.
4.965% due 09/25/2046	1,841	1,816
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	621	633
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	3,568	3,517
Sequoia Mortgage Trust
4.080% due 04/20/2035	8,214	8,171
5.299% due 07/20/2033	3,948	3,855
5.315% due 10/19/2026	171	167
5.329% due 10/20/2027	4,134	3,945
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,031
Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034	8,596	8,572
5.085% due 05/25/2037	2,721	2,602
5.355% due 06/25/2034	1,674	1,675
5.357% due 01/25/2035	4,258	4,233
Structured Asset Mortgage Investments, Inc.
5.045% due 06/25/2036	24,177	23,445
5.075% due 04/25/2036	34,840	33,076
5.085% due 05/25/2036	4,024	3,796
5.095% due 05/25/2045	3,923	3,719
5.215% due 07/19/2035	6,413	6,141
5.295% due 09/19/2032	7,505	7,299
5.295% due 10/19/2034	471	462
5.315% due 03/19/2034	2,034	1,975
5.841% due 05/02/2030	290	289
6.274% due 05/25/2022	2,249	2,167
Structured Asset Securities Corp.
4.510% due 01/25/2034	7,117	7,073
5.000% due 05/25/2035	26,062	25,340
5.331% due 10/25/2035	1,391	1,378
6.039% due 02/25/2032	6	5
6.150% due 07/25/2032	4	4
7.143% due 01/25/2032	356	355
7.450% due 08/25/2032	639	637
Thornburg Mortgage Securities Trust
4.883% due 03/25/2037	12,781	12,459
4.919% due 06/25/2037	6,905	6,831
5.015% due 11/25/2046	4,223	4,127
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021	3,494	3,442
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 09/25/2032	5,804	5,764
7.362% due 11/25/2030	881	879
Washington Mutual, Inc.
4.046% due 09/25/2033	21,972	21,846
4.208% due 06/25/2033	3,976	3,952
4.918% due 08/25/2035	5,497	5,457
5.055% due 04/25/2045	7	7
5.095% due 04/25/2045	283	268
5.125% due 11/25/2045	1,907	1,802
5.155% due 10/25/2045	11,682	10,985
5.175% due 01/25/2045	8,916	8,442
5.182% due 11/25/2034	5,179	5,069
5.255% due 12/25/2045	488	486
5.312% due 07/25/2044	810	772
5.405% due 12/25/2027	3,962	3,791
5.505% due 12/25/2027	543	512
5.883% due 07/25/2046	12,888	12,312
5.883% due 08/25/2046	824	796
6.188% due 06/25/2042	1,360	1,296
6.188% due 08/25/2042	2,627	2,528
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	9,891	9,797
4.596% due 12/25/2033	8,169	7,766
4.949% due 01/25/2035	15,840	15,675
4.998% due 12/25/2034	3,911	3,856

Total Mortgage-Backed Securities (Cost $859,522)		847,176

ASSET-BACKED SECURITIES 4.8%
Aames Mortgage Investment Trust
4.925% due 04/25/2036	167	166
5.265% due 10/25/2035	2,695	2,538
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,849
Accredited Mortgage Loan Trust
4.905% due 09/25/2036	3,630	3,586
ACE Securities Corp.
4.915% due 06/25/2036	146	144
4.945% due 10/25/2036	3,748	3,645
4.995% due 05/25/2036	10,000	9,686
5.565% due 08/25/2030	87	86
AFC Home Equity Loan Trust
5.275% due 06/25/2029	806	788
5.415% due 12/26/2029	36	34
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,518	2,605
American Express Credit Account Master Trust
5.028% due 01/18/2011	2,000	2,000
5.118% due 03/15/2012	9,330	9,317
American Express Issuance Trust
5.228% due 09/15/2011	12,000	11,964
Amortizing Residential Collateral Trust
5.135% due 06/25/2032	73	71
5.155% due 07/25/2032	736	720
5.215% due 10/25/2031	416	390
Amresco Residential Securities Mortgage Loan Trust
5.360% due 06/25/2028	217	195
5.420% due 06/25/2027	954	900
5.495% due 09/25/2028	2,081	2,009
5.805% due 06/25/2029	204	197
Argent Securities, Inc.
4.925% due 05/25/2036	379	378
Asset-Backed Funding Certificates
4.905% due 09/25/2036	3,463	3,412
5.885% due 03/25/2032	1,439	1,266
Asset-Backed Securities Corp. Home Equity
4.925% due 07/25/2036	933	920
5.548% due 06/15/2031	332	326
Bear Stearns Asset-Backed Securities Trust
4.945% due 12/25/2035	11	11
5.065% due 09/25/2034	414	413
5.465% due 10/25/2032	940	932
5.515% due 02/25/2034	439	414
5.615% due 11/25/2042	2,373	2,363
Carrington Mortgage Loan Trust
4.905% due 05/25/2036	2,324	2,304
4.915% due 10/25/2036	452	446
4.945% due 01/25/2036	1,136	1,132
CDC Mortgage Capital Trust
5.915% due 01/25/2033	2,426	1,960
Centex Home Equity
5.165% due 01/25/2032	129	127
5.715% due 01/25/2032	1,667	1,528
Charming Shoppes Master Trust
5.358% due 05/15/2014	6,000	5,999
Chase Credit Card Master Trust
5.378% due 02/15/2011	7,000	6,995
Chase Funding Mortgage Loan Asset-Backed Certificates
5.505% due 08/25/2032	669	660
5.525% due 11/25/2032	1,413	1,391
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033	1,429	1,321
5.155% due 03/25/2033	493	466
5.515% due 12/25/2031	1,521	1,362
Citibank Omni Master Trust
5.962% due 12/23/2013	135,300	135,216
Citigroup Mortgage Loan Trust, Inc.
4.905% due 08/25/2036	2,192	2,173
Community Program Loan Trust
4.500% due 10/01/2018	843	838
Conseco Finance
5.728% due 08/15/2033	3,432	3,129
6.518% due 05/15/2032	1,369	1,370
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	13,111	9,815
8.200% due 02/01/2032	40,000	28,893
8.400% due 02/01/2032	1,843	73
Countrywide Asset-Backed Certificates
4.895% due 01/25/2046	6,383	6,303
4.915% due 01/25/2037	3,573	3,527
4.925% due 03/25/2037	4,579	4,457
4.935% due 06/25/2036	198	198
4.935% due 12/25/2036	333	329
4.975% due 10/25/2046	1,295	1,267
5.075% due 10/25/2035	170	169
5.315% due 06/25/2033	902	849
Credit-Based Asset Servicing & Securitization LLC
5.495% due 06/25/2032	7	7
CS First Boston Mortgage Securities Corp.
5.225% due 05/25/2044	1,290	1,279
Delta Funding Home Equity Loan Trust
5.848% due 09/15/2029	17	17
Embarcadero Aircraft Securitization Trust
6.128% due 08/15/2025 (a)	9,100	91
EMC Mortgage Loan Trust
5.235% due 05/25/2040	1,248	1,237
Equifirst Mortgage Loan Trust
5.105% due 01/25/2034	565	552
Fieldstone Mortgage Investment Corp.
4.945% due 05/25/2036	573	567
First Franklin Mortgage Loan Asset-Backed Certificates
4.915% due 11/25/2036	18,215	17,478
5.245% due 10/25/2034	308	306
First International Bank N.A.
5.578% due 03/15/2027	3,703	1,673
5.608% due 04/15/2026	260	91
First Plus Home Loan Trust
7.670% due 05/10/2024	1,253	1,251
Fremont Home Loan Trust
5.035% due 01/25/2036	902	900
GE-WMC Mortgage Securities LLC
4.905% due 08/25/2036	2,403	2,316
GMAC Mortgage Corp. Loan Trust
5.105% due 01/25/2029	1,945	1,898
Green Tree Financial Corp.
6.240% due 11/01/2016	4,370	4,376
7.060% due 02/01/2031	7,000	5,548
7.400% due 06/15/2027	3,471	3,685
7.550% due 01/15/2029	425	460
8.000% due 07/15/2018	1,244	1,215
8.050% due 10/15/2027	474	503
9.100% due 04/15/2025	3,278	3,443
GSAMP Trust
4.935% due 06/25/2036	7,969	7,922
4.935% due 09/25/2036	4,206	4,126
4.985% due 12/25/2035	732	727
5.015% due 10/25/2036	10,000	6,850
GSRPM Mortgage Loan Trust
5.245% due 09/25/2042	1,422	1,418
HFC Home Equity Loan Asset-Backed Certificates
5.299% due 09/20/2033	2,176	2,122
Home Equity Asset Trust
5.025% due 05/25/2036	8,000	7,701
IMC Home Equity Loan Trust
6.880% due 11/20/2028	283	282
7.520% due 08/20/2028	100	100
Indymac Residential Asset-Backed Trust
4.955% due 03/25/2036	587	585
Irwin Home Equity Corp.
5.765% due 02/25/2029	1,817	1,729
Ischus CDO Ltd.
5.522% due 09/10/2013	728	711
JPMorgan Mortgage Acquisition Corp.
4.935% due 03/25/2036	744	741
4.945% due 08/25/2036	3,607	3,507
5.075% due 06/25/2035	90	90
Lehman XS Trust
4.945% due 06/25/2046	3,918	3,866
4.945% due 07/25/2046	1,036	1,027
4.945% due 08/25/2046	4,121	4,093
4.955% due 05/25/2046	996	984
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036	5,371	5,345
4.925% due 05/25/2046	710	709
4.955% due 01/25/2046	1,756	1,751
6.290% due 03/25/2032	3,503	3,209
MASTR Asset-Backed Securities Trust
4.925% due 10/25/2036	382	379
MBNA Master Credit Card Trust
5.388% due 09/15/2010	2,000	2,001
Merrill Lynch Mortgage Investors, Inc.
4.925% due 10/25/2037	4,839	4,493
4.945% due 09/25/2037	7,963	7,805
Mesa Trust Asset-Backed Certificates
5.265% due 12/25/2031	1,406	1,392
Mid-State Trust
6.340% due 10/15/2036	1,836	1,781
7.340% due 07/01/2035	1,078	1,155
7.400% due 07/01/2035	46	49
7.790% due 07/01/2035	62	66
7.791% due 03/15/2038	2,292	2,301
8.330% due 04/01/2030	11,926	12,103
Morgan Stanley ABS Capital I
4.895% due 06/25/2036	48	47
4.905% due 04/25/2036	912	905
4.905% due 07/25/2036	5,680	5,585
4.905% due 09/25/2036	270	263
4.935% due 02/25/2036	912	910
4.935% due 03/25/2036	164	163
4.965% due 10/25/2036	5,000	4,736
Nelnet Student Loan Trust
5.174% due 07/25/2016	653	654
New Century Home Equity Loan Trust
4.925% due 05/25/2036	61	61
NPF XII, Inc.
2.200% due 12/01/2003 (a)	13,800	64
2.232% due 10/01/2003 (a)	49,000	228
2.462% due 11/01/2003 (a)	3,000	14
Oakwood Mortgage Investors, Inc.
5.402% due 03/15/2018	1,398	1,237
7.500% due 01/15/2021	414	414
Option One Mortgage Loan Trust
5.465% due 01/25/2032	320	316
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	14,273
Ownit Mortgage Loan Asset-Backed Certificates
4.925% due 03/25/2037	1,476	1,458
Popular ABS Mortgage Pass-Through Trust
4.995% due 11/25/2035	6	6
Preferred Credit Corp.
7.590% due 07/25/2026	122	122
Quest Trust
5.305% due 09/25/2034	195	158
5.515% due 09/25/2034	130	108
Renaissance Home Equity Loan Trust
5.305% due 08/25/2033	545	530
5.365% due 12/25/2033	5,240	5,156
5.665% due 08/25/2032	3,000	2,768
Residential Asset Mortgage Products, Inc.
4.945% due 10/25/2036	5,097	4,961
4.985% due 10/25/2036	9,705	9,446
Residential Asset Securities Corp.
4.925% due 04/25/2036	1,675	1,662
4.935% due 11/25/2036	5,891	5,757
4.945% due 10/25/2036	3,938	3,850
5.365% due 07/25/2032	2,232	2,085
5.445% due 06/25/2033	274	270
5.465% due 06/25/2032	176	173
Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	994	991
8.350% due 03/25/2025	209	208
Residential Mortgage Loan Trust
6.312% due 09/25/2029	209	207
SACO I, Inc.
5.125% due 06/25/2036	2,140	1,976
Salomon Brothers Mortgage Securities VII, Inc.
5.775% due 01/25/2032	382	376
5.840% due 10/25/2028	555	478
6.930% due 08/25/2028	709	695
Saxon Asset Securities Trust
4.925% due 10/25/2046	4,672	4,613
5.205% due 12/26/2034	833	809
5.365% due 03/25/2032	1,733	1,706
Securitized Asset-Backed Receivables LLC Trust
4.925% due 03/25/2036	1,447	1,430
SLM Student Loan Trust
5.074% due 10/27/2014	8,932	8,916
5.114% due 10/25/2019	1,750	1,746
5.164% due 04/27/2020	6,907	6,844
5.194% due 04/25/2017	560	562
Soundview Home Equity Loan Trust
4.925% due 11/25/2036	545	539
4.965% due 10/25/2036	1,012	998
Specialty Underwriting & Residential Finance
4.915% due 09/25/2037	27,301	26,708
5.205% due 01/25/2034	289	281
Structured Asset Investment Loan Trust
4.945% due 01/25/2036	661	658
Structured Asset Securities Corp.
4.915% due 10/25/2036	9,460	9,294
4.985% due 02/25/2036	3,000	2,956
4.995% due 12/25/2035	346	346
5.155% due 01/25/2033	17	17
5.265% due 05/25/2034	1,235	1,148
5.915% due 01/25/2033	1,193	1,013
TABS Ltd.
6.632% due 02/12/2047	2,920	117
Trapeza CDO I LLC
5.425% due 11/16/2034	1,000	881
Triton Aviation Finance
8.028% due 06/15/2025 (a)	4,500	0
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,277
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	96	99
Wells Fargo Home Equity Trust
5.105% due 10/25/2035	18,515	17,355
5.115% due 12/25/2035	16,471	15,919

Total Asset-Backed Securities (Cost $700,020)		609,178

SHORT-TERM INSTRUMENTS 5.2%
Commercial Paper 1.4%
Lloyds TSB Bank PLC
4.980% due 01/02/2008	177,100	177,100

Repurchase Agreements 2.1%
Fixed Income Clearing Corp.
2.250% due 01/02/2008	211,000	211,000
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.750% due 01/08/2010 valued at $135,964 and Freddie Mac 4.875% due 02/09/2010 valued at $79,257. Repurchase proceeds are $211,026.)
3.900% due 01/02/2008	56,526	56,526
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $57,658. Repurchase proceeds are $56,538.)

		267,526

U.S. Treasury Bills 1.7%
2.955% due 02/28/2008 - 03/13/2008 (d)(e)(i)	214,750	213,492

Total Short-Term Instruments (Cost $658,325)		658,118

Purchased Options (k) 0.1%		19,093
(Cost $6,605)
Total Investments 159.5%		$20,441,512
(Cost $20,306,898)
Written Options (l) (0.1%)		(14,523)
(Premiums $6,724)
Other Assets and Liabilities (Net) (59.4%)		(7,609,856)

Net Assets (g) 100.0%		$12,817,133

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $211,261 have been pledged as collateral for swap, swaption and written option contracts on December 31, 2007.

(f) Securities with an aggregate market value of $205,067 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2007.

(g) As of December 31, 2007, portfolio securities with an aggregate value of $162,237 and derivative instruments with an aggregate appreciation of $114,923 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(h) The average amount of borrowings outstanding during the period ended December 31, 2007 was $2,592,898 at a weighted average interest rate of 5.160%. On December 31, 2007, securities valued at $2,744,342 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $1,486 and cash of $14,020 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	11,008	$38,445
U.S. Treasury 10-Year Note March Futures	Long	03/2008	2,103	1,043

				$39,488

(j) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.600% due 04/05/2041	Buy	(1.250%)	04/05/2041	$2,000	$1,577
Bank of America	Cairn Mezzanine ABS CDO PLC floating rate based on 3-Month USD-LIBOR plus 3.250% due 02/13/2047	Buy	(3.750%)	02/13/2047	5,000	4,475
Bank of America	Furlong CDO floating rate based on 3-Month USD-LIBOR plus 2.950% due 10/11/2046	Buy	(3.730%)	10/11/2046	4,870	4,342
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%)	01/09/2047	8,000	7,168
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%)	05/08/2046	4,000	3,589
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%)	05/03/2046	2,000	1,559
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%)	02/15/2047	3,000	2,693
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051	2,000	1,795
Bank of America	TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%)	08/07/2045	1,454	1,192
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(4.300%)	03/08/2040	2,343	1,445
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 01/10/2045	Buy	(1.580%)	01/10/2045	3,500	2,913
Bank of America	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 02/09/2046	Buy	(1.690%)	02/09/2046	5,000	4,276
Barclays Bank PLC	Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%)	04/25/2036	5,000	3,684
Barclays Bank PLC	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 1.350% due 03/25/2036	Buy	(0.870%)	03/25/2036	5,000	4,168
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%)	02/25/2034	4,000	485
Barclays Bank PLC	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Sell	1.670%	07/25/2036	5,000	(4,245)
Barclays Bank PLC	Specialty Underwriting & Residential Finance floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	02/25/2035	4,000	415
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	02/25/2035	4,000	1,165
Bear Stearns & Co., Inc.	Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%)	07/20/2018	5,000	712
Bear Stearns & Co., Inc.	BFC Genesee CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 01/10/2041	Buy	(1.450%)	01/10/2041	2,442	2,086
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	4,000	1,326
Bear Stearns & Co., Inc.	Lancer Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 04/06/2046	Buy	(2.900%)	04/06/2046	7,053	5,735
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%)	09/15/2040	4,000	1,222
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	4,000	955
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%)	02/15/2047	3,000	2,684
Bear Stearns & Co., Inc.	Trinity CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	1,000	575
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	5,000	986
Citibank N.A.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Sell	3.550%	02/25/2036	5,000	(3,807)
Credit Suisse USA, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/10/2046	Buy	(2.120%)	12/10/2046	10,000	8,988
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%	10/12/2052	8,000	(1,764)
Deutsche Bank AG	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Buy	(1.100%)	07/25/2036	5,000	4,297
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(2.200%)	12/25/2034	3,455	1,137
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(2.200%)	09/25/2034	3,413	440
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	1,500	257
Goldman Sachs & Co.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%)	03/08/2040	1,406	853
Goldman Sachs & Co.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 04/01/2045	Buy	(1.325%)	04/01/2045	2,000	1,397
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%)	10/25/2035	3,000	1,392
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%)	12/05/2051	2,500	2,247
JPMorgan Chase & Co.	Octagon Investment Partners X Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 10/18/2020	Buy	(1.850%)	10/18/2020	1,000	85
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.500% due 12/05/2040	Buy	(1.450%)	12/05/2040	6,687	3,131
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 2.750% due 12/05/2040	Buy	(3.250%)	12/05/2040	6,409	3,632
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%)	05/05/2046	10,974	9,620
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	3,000	(1,390)
Lehman Brothers, Inc.	Residential Asset Securities Corp. floating rate based on 1-Month USD-LIBOR plus 1.200% due 04/25/2036	Buy	(1.090%)	04/25/2036	5,000	4,037
Lehman Brothers, Inc.	RFC CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 07/15/2051	Buy	(3.100%)	07/15/2051	4,820	2,951
Lehman Brothers, Inc.	Saratoga CLO I Ltd. floating rate based on 3-Month USD-LIBOR plus 1.480% due 12/15/2019	Buy	(1.880%)	12/15/2019	3,000	425
Lehman Brothers, Inc.	Securitized Asset-Backed Receivables LLC Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 10/25/2035	Buy	(0.940%)	10/25/2035	10,000	7,385
Lehman Brothers, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%)	03/08/2040	5,000	2,873
Lehman Brothers, Inc.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.350% due 02/09/2046	Buy	(3.200%)	02/09/2046	2,467	1,898
Merrill Lynch & Co., Inc.	AllianceBernstein LP floating rate based on 3-Month USD-LIBOR plus 1.350% due 06/06/2046	Buy	(1.450%)	06/06/2046	5,000	4,495
Merrill Lynch & Co., Inc.	AllianceBernstein LP floating rate based on 3-Month USD-LIBOR plus 3.250% due 06/06/2046	Buy	(3.450%)	06/06/2046	5,000	4,526
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%)	12/09/2040	3,000	1,255
Merrill Lynch & Co., Inc.	Bering CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 3.250% due 09/07/2046	Buy	(3.270%)	09/07/2046	2,411	1,939
Merrill Lynch & Co., Inc.	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.250% due 09/05/2051	Buy	(1.530%)	09/05/2051	5,000	4,415
Merrill Lynch & Co., Inc.	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 2.800% due 03/25/2036	Buy	(1.900%)	03/25/2036	5,000	4,228
Merrill Lynch & Co., Inc.	JPMorgan Mortgage Acquisition Corp. floating rate based on 1-month USD-LIBOR plus 2.350% due 05/25/2035	Buy	(1.880%)	05/25/2035	5,000	4,090
Merrill Lynch & Co., Inc.	Kleros Preferred Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.150% due 10/01/2050	Buy	(3.400%)	10/01/2050	5,000	4,452
Merrill Lynch & Co., Inc.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Buy	(2.370%)	02/25/2036	5,000	3,953
Merrill Lynch & Co., Inc.	Soundview Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.100% due 07/25/2036	Buy	(1.050%)	07/25/2036	5,000	3,930
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	3,952	339
Royal Bank of Scotland Group PLC	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 1.200% due 08/25/2036	Buy	(1.500%)	08/25/2036	5,000	3,817
UBS Warburg LLC	Asset-Backed Securities Corp. Home Equity floating rate based on 1-Month USD-LIBOR plus 1.550% due 03/25/2035	Buy	(1.250%)	03/25/2035	5,000	539
UBS Warburg LLC	CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	Buy	(1.080%)	07/15/2037	10,000	2,438
UBS Warburg LLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.450% due 02/25/2036	Buy	(1.270%)	02/25/2036	5,000	4,464
UBS Warburg LLC	Merrill Lynch Mortgage Trust 5.350% due 06/12/2043	Buy	(1.080%)	06/12/2043	10,000	2,431
Wachovia Bank N.A.	IXIS ABS CDO 1 Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%)	12/13/2046	2,000	1,852
Wachovia Bank N.A.	Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%)	04/15/2020	2,000	291

						$162,515

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	$25,000	$9,759
Bank of America	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	2,500	(1,474)
Barclays Bank PLC	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	11,000	(3,976)
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(1.330%)	05/25/2046	5,000	1,194
Citibank N.A.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	25,000	9,825
Citibank N.A.	Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	5,000	(116)
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	35,000	23,346
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	4,000	(2,676)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	62,000	(34,604)
Credit Suisse USA, Inc.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	25,000	(1,244)
Credit Suisse USA, Inc.	Home Equity Index AAA Rating 2006-2	Buy	(0.110%)	05/25/2046	10,000	702
Credit Suisse USA, Inc.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	5,000	3,326
Credit Suisse USA, Inc.	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	3,000	(1,742)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	50,000	(19,613)
Goldman Sachs & Co.	Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	7,000	(927)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	1,500	860
JPMorgan Chase & Co.	Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	3,000	(397)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	100,000	66,663
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	7,000	(5,416)
Lehman Brothers, Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	10,000	3,902
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	5,500	(2,840)
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2007-1	Sell	2.240%	08/25/2037	10,000	(5,765)
Morgan Stanley	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	10,000	(5,237)
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	1,000	391
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	2,000	(179)
UBS Warburg LLC	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	132,000	(84,744)
UBS Warburg LLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	95,500	(56,743)

						$(107,725)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$6,800	$(2)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	133,900	963
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	271,950	(894)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	12,000	20
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2015	9,900	(6)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	53,600	(861)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	7,100	2
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211	10/01/2011	39,000	(2,134)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	06/18/2015	54,135	303
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	191,900	(2,657)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	19,000	230
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	130,670	(2,344)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	856,130	500

						$(6,880)

(k) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.750%	01/31/2008	$180,450	$1,013	$394
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	924,000	5,590	18,699

							$6,603	$19,093

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 03/01/2038	$85.000	03/05/2008	$14,000	$2	$0

(l) Written options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$420,000	$5,596	$14,519

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 01/01/2038	$98.500	01/03/2008	$401,000	$1,128	$4

(m) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	01/01/2023	$977,000	$970,665	$978,069
Fannie Mae	5.000%	01/01/2038	564,900	555,154	551,219
Fannie Mae	5.500%	01/01/2038	1,118,850	1,119,576	1,117,626
Fannie Mae	6.000%	01/01/2038	212,000	214,352	215,279
Fannie Mae	7.000%	01/01/2038	10,000	10,369	10,403
Freddie Mac	6.000%	01/01/2038	196,500	199,562	199,417
Ginnie Mae	6.000%	01/01/2038	235,000	239,006	240,618
U.S. Treasury Bonds	4.250%	11/15/2017	28,100	28,194	28,828
U.S. Treasury Bonds	4.750%	08/15/2017	285,434	299,242	308,004

				$3,636,120	$3,649,463

(2)	Market value includes $6,677 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Municipal Sector Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 125.3%
California 26.4%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	$5,000	$1,225
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,178
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	10,000	10,100
California State Health Facilities Financing Authority Revenue Bonds, (MBIA-IBC Insured), Series 2007
5.000% due 11/15/2042	13,750	13,976
California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,808
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	7,986
California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	14,075	13,441
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,600	2,186
Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	969
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	11,900	12,106
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	10,000	10,130
Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,485

		85,590

Colorado 6.3%
Colorado State Certificates of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030 (b)	8,000	8,261
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,518
El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,507
Regional Transportation District of Colorado Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	9,085	8,991

		20,277

Florida 1.7%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,431

Idaho 0.3%
Idaho State Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	944

Illinois 6.2%
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	5,195	3,112
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2006
0.000% due 12/01/2020	6,550	3,720
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	747
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (a)	5,965	5,726
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,539
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	825
Illinois State Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	4,537

		20,206

Indiana 0.2%
Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	546

Louisiana 6.2%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,469
5.875% due 05/15/2039 (b)	17,500	16,880
7.116% due 11/15/2031	610	570

		19,919

Maryland 0.3%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	1,000	921

Massachusetts 2.4%
Commonwealth of Massachusetts General Obligation Bonds, (AMBAC Insured), Series 2004
5.500% due 08/01/2030	500	578
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	2,000	1,969
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (b)	5,000	4,942
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	259

		7,748

Michigan 5.9%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	125	128
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 10/15/2020 (b)	9,905	10,779
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC-GTD Student Loan Insured), Series 2005
4.875% due 03/01/2030 (b)	8,500	8,302

		19,209

Mississippi 1.0%
Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	3,179

Missouri 0.6%
Lees Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	527
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	500	463
St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	942

		1,932

Nevada 7.7%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
4.750% due 11/01/2035 (b)	25,000	25,015

New Jersey 2.6%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,258
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004
5.250% due 07/01/2034	2,000	1,980
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	820	880
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	4,000	3,326

		8,444

New York 7.2%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029 (b)	11,830	12,078
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (b)	10,000	10,352
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.790% due 08/15/2022	750	775

		23,205

Ohio 2.8%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	9,600	9,169

Oregon 2.5%
Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (a)	1,000	912
0.000% due 06/15/2020 (a)	4,140	3,757
0.000% due 06/15/2021 (a)	3,665	3,307

		7,976

Pennsylvania 0.3%
Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Bonds, (FSA Insured), Series 2000
6.470% due 09/01/2021	1,000	1,005

Rhode Island 0.8%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,726

South Carolina 2.6%
Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,668
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	800	809
6.375% due 05/15/2030	6,000	6,024

		8,501

Tennessee 1.5%
Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	4,862

Texas 34.6%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.270% due 02/15/2024	750	765
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035 (b)	10,000	10,310
Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	5,040
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	2,015
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	7,725	7,812
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026 (b)	1,500	1,505
Lancaster, Texas Independent School District General Obligation Revenue Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	1,017
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	585
Rice, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/15/2038	5,080	5,268
San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	52
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030 (b)	7,070	7,308
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	3,000
4.750% due 05/15/2038 (b)	25,000	24,959
Spring Branch, Texas Independent School District General Obligation Bonds, (FSA PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	3,130	3,136
Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,030
Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA/VA Private Mortgage Insured), Series 1984
0.000% due 01/01/2016	6,060	4,430
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024 (b)	21,465	22,008
Victoria, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/15/2037	7,500	7,783

		112,023

Virginia 0.2%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	774

Washington 2.6%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
9.950% due 01/01/2035	3,410	3,875
Washington State General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 06/01/2016	6,230	4,378

		8,253

West Virginia 1.2%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,513
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,500	1,442

		3,955

Wisconsin 1.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,630	2,718
6.375% due 06/01/2032	250	258
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	199
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	35	35
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	585	600

		3,810

Total Municipal Bonds & Notes (Cost $401,174)		405,620

SHORT-TERM INSTRUMENTS 7.3%
Commercial Paper 5.4%
Freddie Mac
3.000% due 01/02/2008	8,800	8,799
General Electric Capital Corp.
3.750% due 01/02/2008	8,800	8,800

		17,599

Repurchase Agreements 1.9%
Lehman Brothers, Inc.
1.000% due 01/02/2008	5,500	5,500
(Dated 12/31/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $5,610. Repurchase proceeds are $5,500.)
State Street Bank and Trust Co.
3.900% due 01/02/2008	456	456
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $468. Repurchase proceeds are $456.)

		5,956

Total Short-Term Instruments (Cost $23,556)		23,555

Total Investments 132.6% (Cost $424,730)		$429,175
Other Assets and Liabilities (Net) (32.6%)		(105,510)

Net Assets 100.0%		$323,665

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security becomes interest bearing at a future date.

(b) Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Portfolio acquired Residual Interest Municipal Bonds.

(h) Cash of $1,370 has been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	483	$502

See accompanying notes

Schedule of Investments

Real Return Portfolio

December 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 7.5%
Banking & Finance 6.4%
American Express Bank FSB
6.000% due 09/13/2017		$2,300	$2,317
American Express Centurion Bank
6.000% due 09/13/2017		2,200	2,216
Barclays Bank PLC
5.450% due 09/12/2012		6,200	6,361
7.434% due 09/29/2049		600	625
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		2,200	2,264
Capital One Financial Corp.
6.750% due 09/15/2017		4,900	4,708
Citigroup Capital XXI
8.300% due 12/21/2057		1,100	1,152
Citigroup, Inc.
5.024% due 01/30/2009		600	595
Export-Import Bank of Korea
5.460% due 10/04/2011		1,300	1,302
General Electric Capital Corp.
5.172% due 12/12/2008		600	600
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		5,200	5,111
Merna Reinsurance Ltd.
5.480% due 07/07/2010 (j)		4,000	3,920
Rabobank Nederland
5.262% due 01/15/2009		500	499
Redwood Capital IX Ltd.
7.643% due 01/09/2008		400	400
Rockies Express Pipeline LLC
5.776% due 08/20/2009		5,000	5,004
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	798
UBS AG
5.875% due 12/20/2017		1,000	1,009
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008		1,400	1,398
Vita Capital II Ltd.
6.131% due 01/01/2010		300	296
Vita Capital III Ltd.
6.351% due 01/01/2012		600	591
Wachovia Bank N.A.
5.194% due 12/02/2010		2,100	2,085

			43,251

Industrials 0.3%
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		400	415
Kraft Foods, Inc.
6.000% due 02/11/2013		800	823
6.125% due 02/01/2018		900	909

			2,147

Utilities 0.8%
BellSouth Corp.
4.240% due 04/26/2021		4,600	4,584
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	648

			5,232

Total Corporate Bonds & Notes (Cost $50,270)			50,630

MUNICIPAL BONDS & NOTES 0.7%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	1,029
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		235	235
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		300	302
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		700	728
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	506
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,105	1,151
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,000	962

Total Municipal Bonds & Notes (Cost $4,611)			4,913

U.S. GOVERNMENT AGENCIES 61.7%
Fannie Mae
4.641% due 04/01/2035		581	583
4.678% due 01/01/2035		358	357
5.000% due 04/01/2036 - 11/01/2037		15,585	15,214
5.500% due 09/01/2023 - 01/01/2038		230,253	229,129
6.000% due 08/01/2036 - 01/01/2038		58,978	59,905
6.063% due 10/01/2044		119	119
6.064% due 09/01/2044		117	118
6.854% due 09/01/2018		66	66
Freddie Mac
4.500% due 05/15/2017		286	286
4.905% due 12/25/2036		4,586	4,525
5.000% due 02/15/2020 - 06/01/2037		5,963	5,965
5.145% due 09/25/2031		89	89
5.378% due 12/15/2030		271	271
5.500% due 05/15/2016 - 11/01/2037		28,461	28,492
6.000% due 08/01/2036 - 11/01/2037		69,289	70,337
Ginnie Mae
6.500% due 05/15/2026 - 06/15/2028		80	83

Total U.S. Government Agencies (Cost $410,944)			415,539

U.S. TREASURY OBLIGATIONS 139.8%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		40,035	39,913
1.625% due 01/15/2015		4,595	4,615
1.875% due 07/15/2013		100,340	103,429
1.875% due 07/15/2015		69,682	71,048
2.000% due 04/15/2012		18,532	19,213
2.000% due 01/15/2014		24,906	25,733
2.000% due 01/15/2026		26,421	26,322
2.375% due 04/15/2011		33,184	34,599
2.375% due 01/15/2017		35,267	37,226
2.375% due 01/15/2025		100,310	105,342
2.375% due 01/15/2027		16,985	17,967
2.500% due 07/15/2016		102,804	109,663
2.625% due 07/15/2017		48,192	52,014
3.000% due 07/15/2012		44,835	48,573
3.375% due 01/15/2012		11,766	12,839
3.500% due 01/15/2011		30,178	32,465
3.625% due 04/15/2028		55,841	70,761
3.875% due 04/15/2029		12,016	15,902
4.250% due 01/15/2010		77,500	82,719
U.S. Treasury Notes
3.625% due 05/15/2013		2,000	1,995
4.625% due 02/29/2012		27,300	28,656

Total U.S. Treasury Obligations (Cost $932,750)			940,994

MORTGAGE-BACKED SECURITIES 3.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		3,083	3,047
4.550% due 08/25/2035		1,689	1,663
6.267% due 11/25/2030		375	374
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		82	81
4.248% due 08/25/2035		781	766
4.748% due 08/25/2035		836	825
4.900% due 12/25/2035		133	132
Countrywide Home Loan Mortgage Pass-Through Trust
5.205% due 06/25/2035		916	897
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046		5,214	5,107
GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,375	1,364
MLCC Mortgage Investors, Inc.
4.725% due 12/25/2034		4,729	4,712
Washington Mutual, Inc.
5.125% due 11/25/2045		334	315
5.155% due 10/25/2045		1,992	1,873

Total Mortgage-Backed Securities (Cost $21,216)			21,156

ASSET-BACKED SECURITIES 0.2%
Bear Stearns Asset-Backed Securities Trust
5.315% due 03/25/2043		166	165
Lehman XS Trust
4.945% due 07/25/2046		374	371
Residential Asset Securities Corp.
4.935% due 04/25/2036		14	14
Structured Asset Securities Corp.
4.900% due 04/25/2035		894	874

Total Asset-Backed Securities (Cost $1,442)			1,424

FOREIGN CURRENCY-DENOMINATED ISSUES 3.1%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	1,409	1,771
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	100	142
6.500% due 09/15/2067	GBP	4,500	9,051
Pylon Ltd.
6.224% due 12/29/2008	EUR	3,200	4,675
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		400	582
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	900	4,746

Total Foreign Currency-Denominated Issues (Cost $19,402)			20,967

SHORT-TERM INSTRUMENTS 6.9%
Certificates of Deposit 2.1%
Abbey National Treasury Services PLC
5.175% due 07/02/2008		$7,400	7,402
Fortis Bank NY
4.790% due 06/30/2008		6,000	5,995
Skandinaviska Enskilda Banken AB
4.869% due 02/13/2009		700	699

			14,096

Repurchase Agreements 0.9%
Fixed Income Clearing Corp.
3.900% due 01/02/2008		5,816	5,816

(Dated 12/31/2007. Collateralized by Fannie Mae 6.060% due 06/06/2017 valued at $5,933. Repurchase proceeds are $5,817.)
U.S. Treasury Bills 3.9%
2.925% due 02/28/2008 - 03/13/2008 (a)(c)(d)(f)		26,625	26,461

Total Short-Term Instruments (Cost $46,406)			46,373

Purchased Options (h) 0.5% (Cost $1,899)			3,034
Total Investments 223.6% (Cost $1,488,940)			$1,505,030
Written Options (i) (1.0%) (Premiums $4,700)			(6,424)
Other Assets and Liabilities (Net) (122.6%)			(825,450)

Net Assets (e) 100.0%			$673,157

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $10,670 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(d) Securities with an aggregate market value of $13,896 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(e) As of December 31, 2007, portfolio securities with an aggregate value of $10,591 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $1,647 and cash of $3,545 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	214	$120
90-Day Euribor June Futures	Long	06/2009	11	16
90-Day Euribor March Futures	Long	03/2009	7	9
90-Day Euribor September Futures	Short	09/2008	60	41
90-Day Eurodollar December Futures	Long	12/2008	110	308
90-Day Eurodollar December Futures	Long	12/2009	93	(3)
90-Day Eurodollar June Futures	Long	06/2008	15	35
90-Day Eurodollar June Futures	Long	06/2009	167	220
90-Day Eurodollar March Futures	Long	03/2008	209	274
90-Day Eurodollar March Futures	Long	03/2009	151	185
90-Day Eurodollar September Futures	Long	09/2008	1,330	3,717
90-Day Eurodollar September Futures	Long	09/2009	167	204
Euro-Bund 10-Year Bond March Futures	Short	03/2008	93	279
Japan Government 10-Year Bond March Futures	Long	03/2008	13	12
U.S. Treasury 5-Year Note March Futures	Short	03/2008	1,003	(622)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	430	611
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	394	225
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	119	135
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	577	499
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	84	91
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	206	6
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	71	88
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	129	142

				$6,592

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%)	12/20/2012	$8,100	$38
Bank of America	Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.530%)	12/20/2012	10,000	(29)
Bank of America	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.868%)	12/20/2012	5,000	(14)
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%)	12/20/2012	700	0
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.965%	09/20/2012	4,900	(45)
Bear Stearns & Co., Inc.	Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%)	12/20/2012	3,000	(1)
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	2,400	29
BNP Paribas Bank	Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%)	12/20/2012	600	0
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%	09/20/2012	3,800	(45)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	300	(1)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	300	0
BNP Paribas Bank	Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%)	12/20/2012	800	(1)
BNP Paribas Bank	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%)	12/20/2012	700	0
Citibank N.A.	Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%)	12/20/2012	700	1
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	400	(18)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%)	12/20/2012	500	0
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%)	12/20/2012	1,800	21
Credit Suisse USA, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	600	2
Credit Suisse USA, Inc.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	400	0
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%)	12/20/2012	400	(2)
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	12/20/2012	400	0
Goldman Sachs & Co.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%)	12/20/2012	1,300	2
Goldman Sachs & Co.	Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%)	12/20/2012	300	0
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	600	(26)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%)	09/20/2012	4,900	287
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	600	(12)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%	09/20/2012	6,300	(62)
Lehman Brothers, Inc.	VF Corp. 8.500% due 10/01/2010	Buy	(0.449%)	12/20/2012	400	(1)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	500	3
Morgan Stanley	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%)	12/20/2012	600	(2)
Morgan Stanley	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%)	12/20/2012	500	(1)
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%)	12/20/2012	600	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	500	(11)

						$112

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	$3,400	$(4)
Barclays Bank PLC	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	12,200	(18)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	3,000	(5)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	2,300	(7)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	1,600	(2)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	1,400	5
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.600%)	12/20/2012	5,900	(23)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	3,100	(6)
Morgan Stanley	Dow Jones CDX N.A. IG9 Index	Buy	(0.800%)	12/20/2017	4,700	(7)

						$(67)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	11,300	$(66)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		1,400	41
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		16,200	(275)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		34,600	(344)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,700	(48)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		12,000	(71)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		1,500	44
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		8,600	(144)
Bank of America	3-Month Canadian Bank Bill	Pay	5.000%	06/20/2012	CAD	12,800	132
Bank of America	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		9,200	(93)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		400	(8)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,600	20
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		4,000	(12)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		100	1
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,800	11
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		4,500	(61)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		4,500	(54)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		18,900	(277)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		3,700	(8)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		2,000	(29)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,000	2
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		1,300	116
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,600	19
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		6,900	20
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,200	16
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,200	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	16,000	(203)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.250%	12/14/2017		3,200	23
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		4,500	(366)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,000	203
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,700	45
Credit Suisse USA, Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	81
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		10,300	182
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		3,400	(75)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,200	273
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	12/19/2009		25,600	130
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		10,800	139
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.183%	12/19/2017		3,600	(1)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		1,100	(13)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	2,500,000	70
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		$56,600	133
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		13,700	43
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		38,900	280
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		29,400	(97)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		104,600	171
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		8,500	5
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		6,600	156
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		7,800	24
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		6,000	0
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		45,000	(623)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		43,700	126
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		4,700	35
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		48,800	(915)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038		26,300	744
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010		2,700	12
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013		112,900	1,270
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2015		3,600	(56)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		155,300	(245)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		219,000	3,587

							$4,073

(h) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$126.000	02/22/2008	1,237	$23	$19
Call - CBOT U.S. Treasury 10-Year Note March Futures	140.000	02/22/2008	394	7	6

				$30	$25

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$38,000	$213	$769
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,000	40	166

							$253	$935

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	4,000	$126	$459
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		4,000	127	30
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		4,300	227	401
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		4,300	226	197
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$11,800	311	44
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		11,800	311	921
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		3,000	54	21

						$1,382	$2,073

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	$120.000	01/15/2008	$150,000	$35	$1
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/14/2008	110.000	02/14/2008	150,000	35	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	90.000	01/15/2008	7,000	2	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 03/27/2008	73.313	03/27/2008	50,000	12	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/14/2013	89.000	02/14/2008	90,000	21	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/14/2026	70.500	02/14/2008	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 02/14/2008	88.500	02/14/2008	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/14/2025	78.000	02/14/2008	70,000	16	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 03/27/2008	77.375	03/27/2008	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 02/14/2008	88.000	02/14/2008	103,000	24	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 03/27/2008	78.063	03/27/2008	50,000	12	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 03/27/2008	77.625	03/27/2008	50,000	12	0
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.500	01/15/2008	60,000	14	0

				$234	$1

(i) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/22/2008	21	$8	$60

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$2,100	$101	$228
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,100	77	29
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	6,000	160	313
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,000	160	74
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	2,600	109	282
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,600	110	36
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	11,700	294	610
Put - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	11,700	283	144
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	271
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	161
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	3,700	128	402
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	3,700	183	51
Call - OTC 10-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	14,200	420	740
Put - OTC 10-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	14,200	285	176
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	16,000	197	584
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	8,300	208	433
Put - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,300	201	103
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	146
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	17,000	489	767
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	17,000	602	455

							$4,438	$6,005

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$3,500	$44	$13
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	3,500	160	273
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	3,000	50	73

					$254	$359

(j) Restricted securities as of December 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	5.480%	07/07/2010	09/21/2007	$3,964	$3,920	0.58%

(k) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	5.000%	01/01/2038	$15,400	$15,169	$15,027
Fannie Mae	5.500%	11/01/2037	71,532	70,057	70,560
Fannie Mae	5.500%	01/01/2038	61,000	60,335	60,933
Fannie Mae	6.000%	01/01/2038	8,700	8,841	8,835
Freddie Mac	5.000%	01/01/2038	1,000	982	976
Freddie Mac	6.000%	01/01/2038	29,500	29,966	29,938
Treasury Inflation Protected Securities	2.000%	07/15/2014	54,179	55,130	56,043
Treasury Inflation Protected Securities	2.000%	01/15/2016	157,858	159,216	162,190
U.S. Treasury Bonds	4.750%	08/15/2017	9,500	9,973	10,250
U.S. Treasury Bonds	4.750%	02/15/2037	3,500	3,616	3,733
U.S. Treasury Notes	3.625%	05/15/2013	2,000	2,023	2,009
U.S. Treasury Notes	4.125%	08/31/2012	6,200	6,349	6,478
U.S. Treasury Notes	4.250%	11/15/2013	35,700	36,483	37,250
U.S. Treasury Notes	4.500%	02/15/2016	18,400	19,085	19,553

				$477,225	$483,775

(2)	Market value includes $1,197 of interest payable on short sales.

(l) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	1,662	01/2008	$0	$(37)	$(37)
Sell	CHF	891	03/2008	3	0	3
Buy	EUR	168	01/2008	0	(2)	(2)
Sell		8,066	01/2008	19	0	19
Buy	GBP	194	01/2008	0	0	0
Sell		15,817	01/2008	398	0	398
Buy	JPY	124,796	02/2008	9	0	9
Sell		688,530	02/2008	14	0	14

				$443	$(39)	$404

See accompanying notes

Schedule of Investments

Short-Term II Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 4.0%
Daimler Finance North America LLC
9.000% due 08/03/2012		$1,200	$1,157
HCA, Inc.
7.080% due 11/16/2013		1,290	1,245
SLM Corp.
0.000% due 02/16/2008		3,000	2,989

Total Bank Loan Obligations (Cost $5,420)			5,391

CORPORATE BONDS & NOTES 13.0%
Banking & Finance 6.6%
East Lane Re Ltd.
11.911% due 05/06/2011		300	301
Ford Motor Credit Co. LLC
5.625% due 10/01/2008		1,600	1,554
5.800% due 01/12/2009		1,000	949
7.800% due 06/01/2012		150	132
Glitnir Banki HF
5.440% due 04/20/2010		1,000	979
GMAC LLC
6.119% due 05/15/2009		1,000	932
Longpoint Re Ltd.
10.241% due 05/08/2010		500	513
Mystic Re Ltd.
15.081% due 06/07/2011		300	316
SLM Corp.
5.244% due 07/26/2010		600	553
Spinnaker Capital Ltd.
16.491% due 06/15/2008		1,000	1,043
Ventas Realty LP
6.750% due 06/01/2010		600	608
8.750% due 05/01/2009		1,000	1,030

			8,910

Industrials 2.8%
CSC Holdings, Inc.
7.250% due 07/15/2008		1,500	1,506
El Paso Corp.
7.625% due 09/01/2008		100	102
Service Corp. International
6.500% due 03/15/2008		1,400	1,405
Sungard Data Systems, Inc.
3.750% due 01/15/2009		800	780

			3,793

Utilities 3.6%
Enel Finance International S.A.
5.700% due 01/15/2013		1,600	1,626
Florida Power Corp.
5.279% due 11/14/2008		700	699
Midwest Generation LLC
8.300% due 07/02/2009		1,925	1,954
Ohio Edison Co.
4.000% due 05/01/2008		40	40
PSEG Energy Holdings LLC
8.625% due 02/15/2008		500	504

			4,823

Total Corporate Bonds & Notes (Cost $17,600)			17,526

COMMODITY INDEX-LINKED NOTES 0.7%
Goldman Sachs Commodity Index Total Return 0.7%
Morgan Stanley
4.805% due 07/07/2008		1,000	1,002

Total Commodity Index-Linked Notes (Cost $1,000)			1,002

U.S. GOVERNMENT AGENCIES 70.0%
Fannie Mae
4.500% due 09/25/2012		114	114
5.000% due 03/01/2037 - 02/01/2038		1,005	980
5.215% due 09/25/2042		733	726
5.375% due 02/25/2022 - 12/25/2022		26	27
5.475% due 08/25/2022		14	14
5.481% due 09/17/2027		14	14
5.500% due 07/01/2017 - 01/01/2038		8,786	8,798
5.500% due 01/01/2022 - 05/01/2037 (c)		23,938	23,917
5.501% due 01/01/2018		45	45
5.525% due 12/25/2022		12	12
5.527% due 11/01/2018		25	25
5.567% due 11/01/2018		14	14
5.575% due 09/25/2022		10	10
5.609% due 02/01/2024 - 06/01/2024		9	9
5.630% due 11/01/2017		11	11
5.633% due 01/01/2018		13	13
5.725% due 02/25/2023		7	7
5.730% due 12/01/2017		6	6
5.950% due 02/25/2044		1,447	1,457
6.000% due 11/01/2035 - 10/01/2037		629	639
6.000% due 02/01/2036 - 11/01/2037 (c)		52,718	53,549
6.025% due 09/25/2023		175	180
6.063% due 03/01/2044		1,521	1,524
6.263% due 10/01/2040		21	22
6.811% due 11/01/2035		1,381	1,422
7.086% due 09/01/2031 (c)		933	943
7.290% due 01/01/2033		21	21
Freddie Mac
4.905% due 12/25/2036		1	1
5.353% due 02/01/2036		27	28
5.462% due 01/15/2022		2	2
5.500% due 08/15/2030		29	29
5.520% due 06/01/2017		16	16
5.527% due 09/01/2017		14	14
5.712% due 03/15/2020		5	5
5.812% due 03/15/2023		14	14
6.125% due 06/01/2018 (c)		90	90
6.263% due 07/25/2044		78	78
6.297% due 11/01/2018		38	39
6.750% due 11/01/2016 (c)		63	64
6.824% due 11/01/2028		17	17
7.194% due 12/01/2025		26	27
Ginnie Mae
5.625% due 07/20/2027		24	24
6.375% due 04/20/2030		23	24

Total U.S. Government Agencies (Cost $94,308)			94,971

MORTGAGE-BACKED SECURITIES 24.6%
American Home Mortgage Investment Trust
5.015% due 09/25/2035		377	376
Banc of America Funding Corp.
6.144% due 01/20/2047		2,862	2,821
Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035		45	44
4.609% due 01/25/2034		823	815
4.779% due 01/25/2034		418	413
5.659% due 11/25/2034		1	1
5.998% due 11/25/2034		150	150
Bear Stearns Alt-A Trust
5.527% due 09/25/2035		1,654	1,629
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037		264	263
CC Mortgage Funding Corp.
5.115% due 08/25/2035		1,056	982
Countrywide Alternative Loan Trust
5.145% due 02/25/2037		2,272	2,149
5.788% due 02/25/2036		1,002	963
Countrywide Home Loan Mortgage Pass-Through Trust
5.135% due 05/25/2034		101	101
5.205% due 06/25/2035		3,148	3,081
First Horizon Asset Securities, Inc.
5.372% due 08/25/2035		2,125	2,117
First Republic Mortgage Loan Trust
5.328% due 08/15/2032		1,217	1,208
GS Mortgage Securities Corp. II
5.352% due 06/06/2020		16	16
GSR Mortgage Loan Trust
4.539% due 09/25/2035		6	7
GSRPM Mortgage Loan Trust
5.565% due 01/25/2032		526	528
Harborview Mortgage Loan Trust
5.055% due 01/19/2038		219	216
5.335% due 02/19/2034		979	967
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046		1,549	1,511
5.047% due 12/25/2034		1,702	1,684
JPMorgan Mortgage Trust
5.023% due 02/25/2035		45	44
Mellon Residential Funding Corp.
5.468% due 12/15/2030		2,444	2,396
Residential Accredit Loans, Inc.
4.965% due 09/25/2046		1,171	1,156
Sequoia Mortgage Trust
5.329% due 10/20/2027		637	608
Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035		1,671	1,660
Structured Asset Mortgage Investments, Inc.
5.085% due 05/25/2036		966	911
5.145% due 02/25/2036		70	67
Structured Asset Securities Corp.
5.331% due 10/25/2035		26	26
Washington Mutual, Inc.
5.155% due 10/25/2045		230	216
5.405% due 12/25/2027		3,514	3,362
5.598% due 12/25/2046		309	291
5.733% due 05/25/2046		347	346
6.188% due 06/25/2042		206	196
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035		88	88
4.949% due 01/25/2035		8	8

Total Mortgage-Backed Securities (Cost $34,026)			33,417

ASSET-BACKED SECURITIES 25.4%
Amortizing Residential Collateral Trust
5.155% due 07/25/2032		43	42
Argent Securities, Inc.
4.915% due 10/25/2036		1,431	1,405
Asset-Backed Funding Certificates
4.925% due 10/25/2036		1,168	1,155
5.215% due 06/25/2034		1,025	988
Asset-Backed Securities Corp. Home Equity
5.140% due 09/25/2034		433	424
Bear Stearns Asset-Backed Securities Trust
5.195% due 01/25/2036		90	88
Carrington Mortgage Loan Trust
4.915% due 01/25/2037		80	78
Chase Funding Mortgage Loan Asset-Backed Certificates
5.505% due 08/25/2032		81	80
Citigroup Mortgage Loan Trust, Inc.
4.915% due 10/25/2036		952	944
4.915% due 11/25/2036		1,021	1,013
4.975% due 08/25/2036		1,500	1,413
ContiMortgage Home Equity Trust
5.708% due 03/15/2027		3	3
Countrywide Asset-Backed Certificates
4.925% due 03/25/2037		1,438	1,399
5.605% due 05/25/2032		48	47
Credit-Based Asset Servicing & Securitization LLC
4.985% due 07/25/2037		461	438
Equity One Asset-Backed Securities, Inc.
5.145% due 11/25/2032		966	950
First NLC Trust
4.935% due 08/25/2037		45	44
Fremont Home Loan Trust
4.935% due 02/25/2037		1,145	1,123
GSAMP Trust
4.935% due 09/25/2036		1,235	1,211
5.155% due 03/25/2034		1,154	1,150
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036		1,194	1,177
Home Equity Asset Trust
5.325% due 02/25/2033		1	1
Indymac Residential Asset-Backed Trust
4.915% due 11/25/2036		761	752
JPMorgan Mortgage Acquisition Corp.
4.935% due 11/25/2036		1,155	1,134
Lehman XS Trust
4.945% due 06/25/2046		916	904
4.945% due 11/25/2046		1,561	1,494
4.985% due 11/25/2036		1,403	1,402
Long Beach Mortgage Loan Trust
4.925% due 10/25/2036		59	58
Merrill Lynch Mortgage Investors, Inc.
4.895% due 05/25/2037		997	984
4.935% due 08/25/2036		881	869
Morgan Stanley ABS Capital I
4.905% due 10/25/2036		1,535	1,514
New Century Home Equity Loan Trust
4.925% due 05/25/2036		136	136
Quest Trust
5.425% due 06/25/2034		8	8
Renaissance Home Equity Loan Trust
5.225% due 11/25/2034		495	487
5.305% due 08/25/2033		472	459
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036		1,068	1,050
Residential Asset Securities Corp.
4.935% due 11/25/2036		104	101
4.945% due 10/25/2036		1,456	1,424
Saxon Asset Securities Trust
4.925% due 10/25/2046		1,237	1,221
5.135% due 01/25/2032		41	40
SBI HELOC Trust
5.035% due 08/25/2036		1,525	1,455
Securitized Asset-Backed Receivables LLC Trust
4.915% due 09/25/2036		1,173	1,137
4.925% due 03/25/2036		548	541
Soundview Home Equity Loan Trust
4.965% due 10/25/2036		77	76
Structured Asset Securities Corp.
4.915% due 10/25/2036		485	476
4.995% due 12/25/2035		290	289
5.155% due 01/25/2033		52	51
Truman Capital Mortgage Loan Trust
5.205% due 01/25/2034		218	215
Wells Fargo Home Equity Trust
5.105% due 10/25/2035		1,020	956

Total Asset-Backed Securities (Cost $35,194)			34,406

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%
BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	100,000	893
Mizuho Bank Ltd.
1.432% due 12/31/2049		100,000	898
Sumitomo Mitsui Banking Corp.
1.580% due 06/29/2049		100,000	908

Total Foreign Currency-Denominated Issues (Cost $2,547)			2,699

	Shares
PREFERRED STOCKS 1.3%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,800	1,804

Total Preferred Stocks (Cost $1,838)			1,804

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.5%
Commercial Paper 15.6%
Abbey National Treasury Services PLC
4.570% due 01/04/2008		$3,700	3,699
Citibank N.A.
5.940% due 02/04/2008		1,300	1,293
Cox Communications, Inc.
6.002% due 01/15/2008		800	800
Freddie Mac
3.000% due 01/02/2008		700	700
Rabobank Financial Co.
3.980% due 01/02/2008		3,700	3,700
Royal Bank of Scotland Group PLC
4.940% due 03/20/2008		3,700	3,661
UBS Finance Delaware LLC
4.000% due 01/02/2008		3,700	3,700
Unicredito Italiano SpA
4.930% due 03/19/2008		3,700	3,662

			21,215

Repurchase Agreements 4.8%
State Street Bank and Trust Co.
3.900% due 01/02/2008		6,460	6,460
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 4.125% due 02/15/2008 valued at $6,593. Repurchase proceeds are $6,461.)

U.S. Treasury Bills 0.1%
3.032% due 03/13/2008 (a)(d)		125	124

Total Short-Term Instruments (Cost $27,797)			27,799

Purchased Options (f) 3.1% (Cost $1,282)			4,139
Total Investments 164.6% (Cost $221,012)			$223,154
Written Options (g) (1.9%) (Premiums $693)			(2,598)
Other Assets and Liabilities (Net) (62.7%)			(84,979)

Net Assets (b) 100.0%			$135,577

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2007, portfolio securities with an aggregate value of $4,018 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) The average amount of borrowings outstanding during the period ended December 31, 2007 was $54,722 at a weighted average interest rate of 5.030%. On December 31, 2007, securities valued at $78,008 were pledged as collateral for reverse repurchase agreements.

(d) Securities with an aggregate market value of $124 and cash of $1,845 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	192	$53
90-Day Eurodollar March Futures	Long	03/2008	18	29
90-Day Eurodollar March Futures	Long	03/2009	27	71
Euro-Schatz March Futures	Short	03/2008	173	141
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	121	154
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	86	52

				$500

(e) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%	06/20/2012	$600	$(16)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	1,000	49
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%	06/20/2012	600	(6)
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%	06/20/2012	600	(7)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	300	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	700	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	700	(2)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	300	(1)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	600	(1)
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	600	2
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	600	(7)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	300	(1)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	600	(1)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	400	(1)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	300	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	700	(2)
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	1,000	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	700	(3)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	700	(1)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	300	(1)
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%	06/20/2012	600	(8)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%	06/20/2012	600	(6)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	700	(2)

						$(15)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,300	$(111)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	900	(17)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		4,000	(33)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		1,300	(20)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		5,000	(39)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		8,200	(51)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	7,700	73
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,300	77
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,700	100
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		11,800	115
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		400	8
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2009		$9,700	17
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		9,200	(172)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018		7,100	(11)

							$(64)

(f) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$95.500	03/17/2008	92	$47	$73

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Pay	4.750%	09/26/2008	$9,500	$48	$197
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD- LIBOR	Pay	4.750%	02/01/2008	30,300	87	231
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	8,500	47	172
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	30,000	104	623
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	15,400	76	360
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	9,500	34	197
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	15,000	53	299
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	51,600	214	1,223

							$663	$3,302

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	1,500	$45	$168
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		1,500	45	9
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	145
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	56
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$1,000	42	47
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,000	42	50
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		3,000	126	136
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		3,000	126	153

						$560	$764

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 02/01/2038	$86.469	02/05/2008	$38,500	$5	$0
Put - OTC Fannie Mae 6.000% due 02/01/2038	91.031	02/05/2008	63,000	7	0

				$12	$0

(g) Written options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar March Futures	$95.750	03/14/2008	46	$26	$104
Call - CME 90-Day Eurodollar March Futures	95.875	03/14/2008	46	21	92

				$47	$196

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$4,000	$47	$146
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	6,700	83	221
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,700	45	128
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	13,000	105	474
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	6,700	80	279
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	33	146
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	5,000	51	196
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	17,200	202	812

							$646	$2,402

(h) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	6.000%	01/01/2038	$18,000	$18,293	$18,278
U.S. Treasury Notes	4.250%	11/15/2014	8,300	8,520	8,627
U.S. Treasury Notes	4.250%	08/15/2015	3,700	3,792	3,868

				$30,605	$30,773

(2)	Market value includes $131 of interest payable on short sales.

(i) Foreign currency contracts outstanding on December 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,218	03/2008	$399	$0	$399
Buy		3,495	07/2008	178	0	178
Sell		2,980	07/2008	0	(25)	(25)
Buy	CLP	37,459	03/2008	4	0	4
Buy		410,566	07/2008	0	(2)	(2)
Buy	CNY	35,208	01/2008	55	0	55
Sell		35,208	01/2008	0	(63)	(63)
Buy		95,401	03/2008	166	0	166
Sell		95,401	03/2008	0	(193)	(193)
Buy	EUR	163	01/2008	0	(2)	(2)
Sell		1,739	01/2008	13	0	13
Buy	GBP	211	01/2008	0	0	0
Sell		1,090	01/2008	28	0	28
Buy	IDR	1,243,200	01/2008	1	0	1
Sell		1,243,200	01/2008	1	0	1
Buy	INR	3,180	05/2008	5	0	5
Sell		3,180	05/2008	0	0	0
Sell	JPY	188,147	02/2008	4	0	4
Buy	KRW	306,362	05/2008	1	0	1
Buy		1,869,475	08/2008	0	(44)	(44)
Sell		160,464	08/2008	2	0	2
Buy	MXN	42,258	03/2008	50	0	50
Sell		24,468	03/2008	20	0	20
Buy	NOK	6,618	03/2008	23	0	23
Sell		1,297	03/2008	0	(1)	(1)
Buy	PLN	10,801	07/2008	434	0	434
Sell		10,801	07/2008	0	(13)	(13)
Buy	RUB	6,183	07/2008	7	0	7
Sell		32,078	07/2008	0	(3)	(3)
Buy		162,017	11/2008	36	0	36
Sell		103,992	11/2008	1	0	1
Buy	SGD	124	02/2008	3	0	3
Buy		5,716	05/2008	150	0	150
Sell		2,478	05/2008	0	(61)	(61)
Buy	TWD	1,856	01/2008	0	0	0
Sell		1,856	01/2008	0	0	0
Buy	ZAR	3,128	03/2008	18	0	18
Buy		1,020	07/2008	8	0	8

				$1,607	$(407)	$1,200

See accompanying notes

Schedule of Investments

Short-Term Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.4%
Banking & Finance 7.4%
ABX Financing Co.
5.750% due 10/15/2016	$3,000	$2,989
BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,110
Bear Stearns Cos., Inc.
6.950% due 08/10/2012	5,863	6,034
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	3,000	3,028
CIT Group Holdings, Inc.
5.134% due 01/30/2009	6,600	6,202
CIT Group, Inc.
5.000% due 11/24/2008	10,700	10,593
5.019% due 08/15/2008	4,250	4,217
5.052% due 02/21/2008	32,000	31,718
5.225% due 05/23/2008	700	690
CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,009
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	2,882
DBS Bank Ltd.
5.098% due 05/16/2017	25,000	23,794
Export-Import Bank of Korea
5.214% due 06/01/2009	22,000	22,042
FIA Card Services N.A.
4.625% due 08/03/2009	18,380	18,381
First Union National Bank of Florida
6.180% due 02/15/2036	600	610
Glitnir Banki HF
5.679% due 01/18/2012	2,000	1,937
Goldman Sachs Group, Inc.
4.974% due 06/23/2009	10,000	9,843
5.324% due 03/02/2010	2,000	1,976
5.481% due 07/23/2009	12,100	12,093
HSBC Finance Corp.
5.212% due 03/12/2010	13,300	13,051
5.240% due 10/21/2009	2,600	2,589
6.375% due 10/15/2011	6,000	6,187
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	5,018
iStar Financial, Inc.
5.514% due 03/03/2008	5,000	4,955
5.950% due 10/15/2013	6,000	5,235
John Deere Capital Corp.
5.650% due 07/25/2011	2,000	2,068
Kaupthing Bank HF
6.125% due 10/04/2016	3,000	2,632
Landsbanki Islands HF
5.730% due 08/25/2009	3,000	2,996
Lehman Brothers Holdings, Inc.
5.094% due 12/23/2010	4,000	3,730
6.200% due 09/26/2014	5,000	5,099
7.000% due 09/27/2027	2,000	2,035
Morgan Stanley
4.925% due 05/07/2009	12,700	12,548
5.420% due 01/22/2009	2,000	1,979
5.659% due 10/18/2016	5,000	4,673
5.722% due 10/15/2015	3,000	2,816
ORIX Corp.
5.480% due 11/22/2011	5,000	5,004
Rabobank Nederland
5.243% due 04/06/2009	800	799
Residential Capital LLC
7.500% due 02/22/2011	5,000	3,138
Santander U.S. Debt S.A. Unipersonal
5.201% due 11/20/2009	2,500	2,470
SLM Corp.
5.164% due 01/25/2008	7,550	7,540
5.314% due 10/25/2011	8,000	7,076
Textron Financial Corp.
4.600% due 05/03/2010	2,000	2,038
VTB Capital S.A.
5.494% due 08/01/2008	13,300	13,184
World Savings Bank FSB
4.938% due 05/08/2009	2,000	2,003

		285,011

Industrials 4.7%
Alcan, Inc.
5.000% due 06/01/2015	2,500	2,426
America Movil SAB de C.V.
4.958% due 06/27/2008	10,000	10,000
Amgen, Inc.
5.133% due 11/28/2008	25,000	24,976
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,469
5.875% due 10/15/2012	3,000	3,094
Avon Products, Inc.
5.125% due 01/15/2011	4,000	4,028
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,425
Comcast Corp.
5.300% due 01/15/2014	5,000	4,909
5.542% due 07/14/2009	900	897
CVS Caremark Corp.
5.441% due 06/01/2010	25,000	24,749
Daimler Finance North America LLC
5.750% due 09/08/2011	14,000	14,220
EnCana Corp.
6.300% due 11/01/2011	2,500	2,614
HJ Heinz Co.
6.428% due 12/01/2008	6,800	6,924
JC Penney Corp., Inc.
7.375% due 08/15/2008	3,693	3,735
Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	5,018
5.500% due 01/15/2016	3,000	2,961
Kellogg Co.
6.600% due 04/01/2011	2,000	2,121
Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,261
Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	3,071
Kroger Co.
5.500% due 02/01/2013	4,000	4,015
Lennar Corp.
5.950% due 10/17/2011	3,000	2,539
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	2,100	2,115
Northwest Airlines, Inc.
7.150% due 10/01/2019	14,751	14,857
Sealed Air Corp.
5.625% due 07/15/2013	5,000	4,999
Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,978
Transocean, Inc.
5.341% due 09/05/2008	8,100	8,061
United Airlines, Inc.
6.636% due 07/02/2022	1,500	1,472
Viacom, Inc.
5.750% due 04/30/2011	3,000	3,040
Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,455
Weyerhaeuser Co.
5.884% due 09/24/2009	5,000	5,015
Wyeth
5.500% due 03/15/2013	2,500	2,574

		181,018

Utilities 1.3%
AT&T, Inc.
4.978% due 02/05/2010	10,600	10,510
Consumers Energy Co.
5.000% due 02/15/2012	3,000	2,981
Dominion Resources, Inc.
5.050% due 11/14/2008	2,800	2,795
5.200% due 01/15/2016	3,000	2,912
DPL, Inc.
6.875% due 09/01/2011	2,500	2,661
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,785
Exelon Corp.
6.750% due 05/01/2011	3,000	3,138
Florida Power Corp.
5.279% due 11/14/2008	3,400	3,396
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,299
Ohio Power Co.
5.424% due 04/05/2010	4,000	3,967
Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,565

		51,009

Total Corporate Bonds & Notes		517,038
(Cost $526,985)

U.S. GOVERNMENT AGENCIES 33.4%
Fannie Mae
3.000% due 01/25/2025	38	37
3.016% due 08/01/2033	593	583
3.283% due 05/01/2034	452	457
3.292% due 04/01/2034	181	182
3.329% due 06/01/2034	314	311
3.383% due 04/01/2033	437	437
3.390% due 08/01/2033	8,566	8,575
3.441% due 08/01/2033	54	55
3.458% due 08/01/2033	1,480	1,488
3.500% due 08/01/2010 - 01/01/2035	5,865	5,752
3.501% due 08/01/2033	1,737	1,748
3.515% due 08/01/2033	1,086	1,091
3.540% due 09/01/2033	407	408
3.543% due 09/01/2033	442	444
3.545% due 04/01/2034	219	223
3.583% due 08/01/2033	335	335
3.587% due 06/01/2033	687	692
3.612% due 01/01/2034	1,163	1,161
3.650% due 03/25/2022	30	30
3.665% due 08/01/2033	87	87
3.670% due 03/25/2022	9	8
3.750% due 10/25/2021 - 01/01/2035	1,289	1,260
3.764% due 10/01/2043	63	62
3.765% due 07/01/2034	574	564
3.836% due 04/01/2034	709	700
3.838% due 07/01/2033	652	646
3.841% due 05/01/2033	83	83
3.854% due 08/01/2033	157	158
3.870% due 11/01/2033	4,790	4,776
3.874% due 07/01/2033	210	215
3.895% due 09/01/2033	503	500
3.910% due 11/01/2033	3,989	3,986
3.927% due 05/01/2034	250	251
3.942% due 08/01/2034	816	816
3.945% due 11/01/2033	848	827
3.955% due 07/01/2033	219	219
3.956% due 02/01/2033 - 11/01/2033	1,027	1,021
3.962% due 05/01/2034	998	990
3.964% due 03/01/2034	327	325
3.981% due 03/01/2034	2,780	2,749
3.984% due 06/01/2033	2,243	2,248
3.998% due 07/01/2033	1,223	1,225
4.000% due 08/01/2010 - 12/01/2033	18,898	18,648
4.005% due 04/01/2034	1,172	1,165
4.014% due 06/01/2033 - 06/01/2034	831	833
4.020% due 06/01/2033	645	651
4.040% due 03/01/2034	205	203
4.042% due 08/01/2033	4,153	4,152
4.045% due 03/01/2034	239	243
4.070% due 11/01/2034	107	106
4.082% due 07/01/2033	1,019	1,025
4.085% due 02/01/2035	149	149
4.117% due 05/01/2034	1,938	1,929
4.122% due 03/01/2034	875	891
4.124% due 07/01/2035	166	161
4.128% due 11/01/2034	416	410
4.129% due 05/01/2035	852	848
4.132% due 05/01/2033	296	301
4.137% due 08/01/2033	723	724
4.148% due 12/01/2034	209	209
4.153% due 08/01/2035	1,605	1,603
4.155% due 01/01/2035	178	176
4.157% due 03/01/2034	1,176	1,167
4.162% due 09/01/2033	336	337
4.173% due 09/01/2033	981	970
4.178% due 04/01/2034	1,796	1,788
4.180% due 03/01/2033	618	623
4.186% due 11/01/2034	152	153
4.188% due 03/01/2033	427	432
4.190% due 03/01/2034	215	216
4.193% due 06/01/2034	2,389	2,382
4.199% due 11/01/2033	783	771
4.203% due 12/01/2034	318	315
4.215% due 05/01/2033 - 06/01/2033	1,329	1,337
4.222% due 09/01/2033	196	193
4.229% due 04/01/2034	275	272
4.236% due 06/01/2034	1,222	1,221
4.240% due 05/01/2033	232	233
4.243% due 07/01/2035	716	706
4.244% due 02/01/2034	1,266	1,262
4.247% due 01/01/2034	418	418
4.250% due 04/25/2028 - 03/01/2034	3,439	3,447
4.253% due 12/01/2034	171	169
4.258% due 07/01/2034	1,403	1,388
4.264% due 04/01/2034	587	585
4.265% due 03/01/2035	2,367	2,340
4.274% due 09/01/2034	981	985
4.277% due 03/01/2034	906	922
4.287% due 07/01/2034	724	723
4.292% due 03/01/2033 - 04/01/2034	631	629
4.302% due 11/01/2034	2,464	2,465
4.306% due 05/01/2034	3,470	3,463
4.310% due 12/01/2033	830	836
4.311% due 10/01/2033	77	77
4.313% due 06/01/2034	218	218
4.321% due 01/01/2034	598	607
4.325% due 05/01/2034	434	431
4.331% due 11/01/2034 - 01/01/2035	1,042	1,043
4.332% due 06/01/2036	455	453
4.336% due 07/01/2034	440	439
4.340% due 03/01/2034	1,295	1,297
4.344% due 09/01/2033	974	973
4.346% due 04/01/2033 - 09/01/2035	2,747	2,750
4.357% due 02/01/2034	697	692
4.362% due 03/01/2035	1,239	1,225
4.366% due 11/01/2035	466	465
4.370% due 11/01/2034	684	683
4.374% due 04/01/2034	2,594	2,622
4.375% due 12/01/2034	251	249
4.379% due 03/01/2033	186	186
4.380% due 03/01/2035	3,049	3,023
4.388% due 09/01/2032 - 08/01/2033	2,882	2,921
4.391% due 04/01/2033	294	296
4.393% due 04/01/2034	420	418
4.404% due 02/01/2034	114	114
4.406% due 04/01/2034	216	218
4.434% due 01/01/2035	245	243
4.436% due 07/01/2034	1,743	1,734
4.437% due 09/01/2033	1,440	1,444
4.446% due 07/01/2036	1,204	1,219
4.454% due 07/01/2034	2,109	2,095
4.457% due 09/01/2034	1,157	1,167
4.464% due 09/01/2019	1,101	1,091
4.465% due 03/01/2036	407	407
4.470% due 01/01/2035	994	986
4.481% due 10/01/2034	219	217
4.491% due 07/01/2035	1,031	1,042
4.492% due 04/01/2033 - 11/01/2033	4,506	4,514
4.500% due 11/01/2009 - 08/01/2035	65,777	65,580
4.500% due 04/01/2013 - 05/01/2014 (e)	3,150	3,161
4.503% due 06/01/2033	466	465
4.509% due 12/01/2034	205	204
4.516% due 04/01/2034	218	220
4.527% due 04/01/2034	2,179	2,170
4.535% due 08/01/2034	3,310	3,340
4.542% due 07/01/2035	5,273	5,273
4.543% due 11/01/2034	113	112
4.544% due 08/01/2033	1,259	1,254
4.545% due 01/01/2034	1,299	1,316
4.547% due 10/01/2033	2,235	2,225
4.550% due 04/01/2035	1,652	1,647
4.556% due 05/01/2035	1,302	1,304
4.559% due 08/01/2034	837	833
4.570% due 11/01/2033	322	322
4.574% due 05/01/2033	2,131	2,126
4.575% due 08/01/2034	2,908	2,943
4.583% due 09/01/2034	805	802
4.584% due 07/01/2034	290	289
4.585% due 08/01/2033 - 03/01/2035	7,836	7,819
4.586% due 02/01/2035	333	334
4.594% due 06/01/2033	404	404
4.609% due 01/01/2035	1,967	1,970
4.613% due 06/01/2035	583	585
4.615% due 06/01/2035	185	183
4.621% due 09/01/2035	814	816
4.631% due 01/01/2035	6,040	6,010
4.640% due 10/01/2034	119	121
4.642% due 02/01/2033	237	238
4.645% due 03/01/2033 - 07/01/2035	1,898	1,909
4.655% due 08/01/2035	3,397	3,391
4.663% due 07/01/2033	100	100
4.664% due 10/01/2035	605	606
4.675% due 07/01/2035	1,687	1,695
4.676% due 10/01/2036	1,774	1,759
4.679% due 02/01/2035	2,852	2,844
4.681% due 10/01/2033	507	503
4.685% due 10/01/2035	751	760
4.686% due 04/01/2033	803	806
4.689% due 07/01/2035	3,116	3,100
4.691% due 04/01/2033	1,739	1,739
4.693% due 10/01/2034	6,851	6,880
4.699% due 06/01/2034	655	661
4.707% due 10/01/2035	1,021	1,020
4.709% due 02/01/2033	374	375
4.714% due 07/01/2034	1,313	1,322
4.723% due 08/01/2035	1,387	1,406
4.732% due 10/01/2034	1,327	1,343
4.736% due 03/01/2035 - 09/01/2035	3,924	3,940
4.737% due 01/01/2033	127	128
4.739% due 02/01/2035	480	481
4.740% due 07/01/2035	942	952
4.743% due 08/01/2035	368	377
4.750% due 03/01/2034 - 07/01/2034	1,663	1,658
4.754% due 07/01/2036	773	777
4.756% due 09/01/2034	54	54
4.764% due 02/01/2035	314	314
4.769% due 11/01/2034 - 03/01/2035	2,127	2,132
4.773% due 07/01/2035	300	301
4.774% due 11/01/2032	1,709	1,725
4.785% due 12/01/2032	433	437
4.790% due 02/01/2035	333	333
4.792% due 07/01/2035	340	341
4.794% due 11/01/2035	1,457	1,456
4.796% due 01/01/2033	211	213
4.804% due 11/01/2032 - 02/01/2035	676	683
4.809% due 11/01/2034	2,845	2,845
4.816% due 09/01/2035	3,064	3,048
4.819% due 07/01/2034	759	757
4.820% due 01/01/2033	192	192
4.826% due 09/01/2034	2,252	2,249
4.828% due 08/01/2035	987	989
4.832% due 10/01/2034	1,792	1,804
4.833% due 01/01/2035	151	151
4.838% due 03/01/2035	2,426	2,438
4.842% due 11/01/2043	682	681
4.843% due 01/01/2035	911	910
4.850% due 02/01/2013	16	16
4.851% due 07/01/2034	66	67
4.852% due 01/01/2033 - 01/01/2035	341	345
4.853% due 01/01/2036	85	87
4.864% due 11/01/2032	307	308
4.865% due 10/01/2034	3,635	3,639
4.872% due 04/01/2035	149	148
4.874% due 07/01/2036	2,462	2,462
4.878% due 05/01/2035	6,920	6,911
4.883% due 05/01/2033	2,409	2,369
4.886% due 10/01/2035	1,943	1,949
4.892% due 11/01/2033	1,745	1,758
4.898% due 04/01/2035	267	267
4.899% due 01/01/2033 - 02/01/2034	729	744
4.902% due 09/01/2034 - 01/01/2035	5,840	5,829
4.910% due 02/01/2035	223	224
4.911% due 12/01/2035	653	655
4.920% due 01/01/2036	4,461	4,457
4.925% due 12/01/2034 - 07/25/2037	17,446	16,831
4.928% due 03/01/2035	1,686	1,686
4.931% due 01/01/2033	2,612	2,646
4.940% due 09/01/2035	5,277	5,341
4.946% due 02/01/2034	469	466
4.949% due 08/01/2034	2,671	2,661
4.950% due 12/01/2034	479	478
4.951% due 06/01/2034	1,137	1,132
4.952% due 05/01/2035	429	433
4.955% due 04/01/2035	272	272
4.964% due 07/01/2035	310	311
4.981% due 03/01/2036	1,276	1,287
4.985% due 03/25/2034	534	524
4.991% due 09/01/2034	2,520	2,511
5.000% due 02/01/2009 - 07/01/2035	31,807	31,942
5.000% due 02/01/2014 (e)	346	351
5.003% due 07/01/2035	2,740	2,755
5.010% due 12/01/2035	267	269
5.015% due 10/25/2035	6,623	6,538
5.022% due 05/01/2035	4,399	4,415
5.035% due 01/01/2036	190	194
5.049% due 02/01/2033	162	164
5.053% due 07/01/2035	230	232
5.065% due 10/01/2033	2,812	2,840
5.075% due 09/01/2035	1,690	1,717
5.076% due 01/01/2035	3,730	3,778
5.078% due 07/01/2036	1,448	1,466
5.081% due 11/01/2035	3,533	3,588
5.106% due 03/01/2036	922	929
5.107% due 06/01/2035	2,182	2,193
5.113% due 12/01/2035	646	655
5.122% due 12/01/2035	939	951
5.123% due 02/01/2035	689	693
5.125% due 10/01/2012	83	83
5.139% due 05/01/2035	783	797
5.144% due 03/01/2033	218	222
5.153% due 12/01/2035	922	927
5.164% due 09/01/2035	990	1,008
5.165% due 03/25/2018 - 01/25/2034	1,509	1,517
5.196% due 05/01/2037	1,376	1,395
5.209% due 02/01/2036	1,029	1,035
5.215% due 05/01/2036 - 02/25/2044	1,338	1,330
5.221% due 04/01/2033	1,843	1,870
5.227% due 08/01/2032	489	495
5.247% due 01/01/2037	61	62
5.255% due 05/01/2035	778	785
5.265% due 08/25/2017 - 04/01/2036	2,227	2,244
5.271% due 07/01/2037	1,904	1,909
5.272% due 02/01/2036	160	163
5.281% due 09/01/2034	2,865	2,903
5.307% due 06/01/2035	2,770	2,797
5.315% due 02/25/2033	924	928
5.323% due 11/01/2036	1,401	1,429
5.326% due 05/01/2036	714	720
5.328% due 04/15/2035 - 03/15/2036	73	72
5.356% due 05/01/2036	2,287	2,312
5.365% due 08/25/2031 - 09/25/2034	15,133	15,149
5.374% due 02/01/2036	129	130
5.375% due 12/25/2013	77	78
5.388% due 12/01/2035	981	991
5.397% due 10/01/2035	10,192	10,389
5.411% due 03/25/2027	529	521
5.415% due 12/25/2030	168	169
5.420% due 11/01/2036	523	532
5.430% due 03/25/2027	1,275	1,235
5.433% due 04/25/2023	73	73
5.450% due 01/01/2036	273	272
5.462% due 10/01/2032	343	350
5.475% due 03/25/2008 - 12/25/2023	266	269
5.481% due 09/17/2027	193	195
5.496% due 05/18/2032	752	759
5.498% due 04/01/2036	75	76
5.500% due 02/01/2009 - 10/01/2037	25,513	25,642
5.500% due 08/01/2012 - 03/01/2037 (e)	104,724	104,656
5.513% due 11/01/2031	166	166
5.515% due 09/25/2023 - 11/25/2031	807	818
5.519% due 05/01/2032	352	358
5.525% due 10/25/2022	175	177
5.526% due 12/01/2032	562	567
5.546% due 12/18/2031	1,496	1,512
5.554% due 07/01/2036	588	594
5.565% due 04/25/2032	1,381	1,385
5.575% due 09/25/2022	55	56
5.578% due 12/01/2036	1,766	1,788
5.588% due 10/01/2036	4,828	4,899
5.591% due 12/01/2036	2,115	2,145
5.620% due 05/01/2036	1,912	1,925
5.623% due 01/01/2036	68	68
5.625% due 05/25/2022 - 10/01/2024	293	297
5.626% due 05/01/2036	236	238
5.628% due 05/01/2036	467	470
5.629% due 04/01/2036	4,338	4,411
5.650% due 04/01/2037	6,118	6,209
5.661% due 08/01/2046	1,189	1,202
5.675% due 12/25/2008 - 09/25/2020	263	265
5.695% due 12/01/2036	181	184
5.698% due 05/01/2037	3,171	3,203
5.705% due 01/25/2022	224	228
5.712% due 12/01/2018	51	51
5.750% due 08/25/2023	785	784
5.855% due 09/01/2017	78	79
5.865% due 04/25/2032	285	289
5.871% due 05/01/2036	1,231	1,264
5.875% due 12/25/2023	722	733
5.950% due 02/25/2044	3,877	3,905
5.982% due 09/01/2035	5,689	5,748
5.984% due 07/01/2036	56	57
6.000% due 09/25/2014 - 08/25/2044	5,450	5,560
6.025% due 09/25/2023 - 10/25/2023	316	325
6.063% due 07/01/2042 - 07/01/2044	3,615	3,626
6.075% due 05/25/2022	231	235
6.079% due 03/01/2037	1,048	1,068
6.099% due 01/01/2019	456	461
6.100% due 02/25/2009	128	129
6.113% due 09/01/2041	124	124
6.176% due 09/01/2036	83	84
6.184% due 04/01/2040	1,958	2,024
6.250% due 05/25/2042	115	120
6.263% due 09/01/2040	44	44
6.360% due 08/01/2036	833	861
6.432% due 08/25/2042	126	127
6.446% due 02/01/2037	767	790
6.500% due 11/01/2008 - 01/25/2044	4,776	4,970
6.605% due 07/01/2029	65	66
6.629% due 07/01/2035	1,865	1,922
6.680% due 11/01/2014	41	41
6.811% due 11/01/2035	891	918
6.817% due 11/01/2035	350	360
6.967% due 07/01/2018	62	63
7.000% due 12/01/2009 - 02/25/2044	1,683	1,745
7.155% due 11/01/2025	151	153
7.179% due 12/01/2040	289	293
7.224% due 09/01/2032	355	361
7.243% due 04/01/2024	45	46
7.368% due 09/01/2029	281	286
7.396% due 06/01/2030	99	103
7.500% due 12/01/2014 - 05/25/2042	639	670
7.660% due 05/01/2015	2,464	2,730
7.775% due 05/01/2030	28	29
8.000% due 08/25/2022 - 10/01/2026	429	462
9.000% due 04/01/2020 - 01/01/2026	224	243
9.500% due 07/01/2021 - 06/01/2025	216	238
Freddie Mac
2.500% due 04/15/2013	718	711
3.000% due 05/15/2022	79	79
3.500% due 05/01/2008 - 03/15/2022	1,622	1,598
3.624% due 10/01/2033	640	644
3.805% due 05/01/2034	132	131
3.870% due 12/15/2013	79	79
3.875% due 07/01/2033	1,883	1,919
3.886% due 05/01/2034	1,558	1,542
3.888% due 08/01/2033	211	215
3.901% due 06/01/2033	86	86
3.955% due 03/01/2034	822	833
3.960% due 04/01/2034	2,126	2,135
4.000% due 05/01/2008 - 10/15/2026	35,290	34,916
4.006% due 04/01/2034	656	658
4.014% due 03/01/2034	2,401	2,373
4.068% due 11/01/2034	207	208
4.069% due 04/01/2034	1,729	1,713
4.089% due 01/01/2035	102	100
4.107% due 11/01/2033	222	222
4.142% due 04/01/2034	475	481
4.146% due 01/01/2035	165	163
4.180% due 01/01/2034	723	719
4.187% due 10/01/2034	1,142	1,143
4.191% due 07/01/2034	537	543
4.198% due 02/01/2034	1,041	1,056
4.222% due 03/01/2034	2,823	2,869
4.230% due 07/01/2033	379	379
4.244% due 03/01/2034	423	430
4.250% due 11/15/2020 - 09/15/2024	8,844	8,788
4.253% due 12/01/2033	383	386
4.278% due 10/01/2033	401	401
4.279% due 01/01/2034	192	196
4.292% due 12/01/2033	565	577
4.293% due 11/01/2034	3,145	3,143
4.314% due 03/01/2035	289	286
4.315% due 10/01/2033	1,281	1,311
4.332% due 11/01/2033	433	439
4.335% due 11/01/2034	1,125	1,121
4.364% due 09/01/2035	176	175
4.367% due 12/01/2034	112	110
4.376% due 01/01/2035	709	701
4.424% due 12/01/2033	581	593
4.455% due 11/01/2034	1,400	1,406
4.479% due 08/01/2035	2,425	2,418
4.482% due 01/01/2035	1,051	1,042
4.493% due 03/01/2035	1,079	1,073
4.500% due 01/01/2008 - 08/15/2034	82,476	82,368
4.500% due 03/01/2013 - 08/01/2015 (e)	21,786	21,883
4.515% due 12/01/2034	3,067	3,038
4.538% due 09/01/2034	256	255
4.545% due 03/01/2035	4,442	4,407
4.547% due 12/01/2034	101	101
4.575% due 11/01/2034	1,567	1,560
4.596% due 12/01/2034	213	216
4.602% due 01/01/2035	102	101
4.661% due 03/01/2035	1,119	1,114
4.748% due 12/01/2034	6,455	6,456
4.750% due 12/15/2016 - 01/15/2031	3,769	3,766
4.752% due 04/01/2035	2,672	2,670
4.753% due 07/01/2036	958	956
4.768% due 10/01/2034	2,342	2,360
4.774% due 09/01/2035	502	501
4.779% due 09/01/2034	2,903	2,936
4.783% due 10/15/2013	156	156
4.796% due 11/01/2034	557	557
4.809% due 02/01/2035	3,287	3,300
4.814% due 05/01/2035	5,189	5,179
4.827% due 09/01/2034	327	326
4.834% due 03/01/2035	673	679
4.836% due 01/01/2035	876	884
4.841% due 07/01/2035	1,139	1,136
4.852% due 09/01/2035	142	141
4.893% due 07/01/2035 - 08/01/2036	9,626	9,630
4.910% due 07/01/2035	67	67
4.911% due 04/01/2034	43	44
4.930% due 07/01/2033	78	78
4.931% due 12/01/2032	237	242
4.955% due 12/01/2034	2,770	2,774
4.963% due 08/01/2035	1,346	1,344
4.975% due 04/01/2035	885	885
4.981% due 03/01/2035	75	75
4.987% due 09/01/2036	884	886
4.988% due 08/01/2034 - 05/01/2035	2,780	2,802
5.000% due 02/01/2008 - 11/15/2029	83,339	83,568
5.000% due 11/01/2017 (e)	4,134	4,163
5.007% due 01/01/2036	158	158
5.009% due 06/01/2035	150	151
5.013% due 05/01/2033	53	54
5.033% due 12/01/2035	123	124
5.091% due 05/01/2035	905	909
5.125% due 08/25/2031 - 09/01/2034	1,514	1,518
5.145% due 09/25/2031	1,182	1,182
5.150% due 03/01/2035	1,209	1,212
5.157% due 08/01/2015	81	81
5.179% due 11/01/2033	3,504	3,523
5.191% due 11/01/2033	4,348	4,357
5.196% due 10/01/2032	503	512
5.204% due 11/01/2035	4,166	4,197
5.215% due 06/25/2029	245	245
5.229% due 08/01/2036	1,413	1,414
5.240% due 03/01/2036 - 04/01/2036	2,802	2,816
5.242% due 02/01/2036	113	114
5.253% due 09/01/2035	904	909
5.265% due 05/25/2043	3,116	3,134
5.271% due 02/01/2036	140	141
5.273% due 09/01/2035	296	296
5.282% due 02/01/2037	2,361	2,395
5.290% due 02/01/2036	114	113
5.301% due 10/01/2035 - 02/01/2037	2,277	2,294
5.309% due 02/01/2036	204	206
5.333% due 05/15/2008 - 01/01/2037	3,948	4,006
5.351% due 12/01/2036	1,027	1,041
5.355% due 12/01/2035	4,671	4,718
5.378% due 06/15/2018 - 06/15/2031	8,211	8,206
5.406% due 02/01/2036	300	303
5.421% due 10/01/2036	7,751	7,789
5.428% due 11/15/2032	155	156
5.470% due 08/01/2036	881	898
5.481% due 12/01/2036	3,072	3,116
5.500% due 08/01/2009 - 10/15/2032	10,987	11,087
5.512% due 03/15/2024	250	250
5.527% due 02/01/2019	143	145
5.528% due 01/15/2032	91	91
5.538% due 08/01/2036	1,324	1,335
5.540% due 10/01/2035	269	272
5.543% due 01/01/2030	193	194
5.550% due 11/15/2027	65	65
5.562% due 05/15/2023 - 10/15/2026	673	672
5.570% due 11/01/2036	2,299	2,326
5.578% due 04/15/2028 - 03/15/2032	1,968	1,986
5.628% due 06/15/2029 - 12/15/2031	2,045	2,061
5.651% due 04/01/2037	2,605	2,632
5.662% due 08/15/2022 - 12/01/2035	1,844	1,858
5.667% due 05/01/2037	5,718	5,800
5.695% due 03/01/2036	145	145
5.701% due 02/01/2037	4,026	4,093
5.720% due 02/01/2036	4,097	4,115
5.751% due 11/01/2035	32	33
5.762% due 04/15/2022	158	158
5.807% due 04/01/2032	598	617
5.814% due 04/01/2036	492	496
5.815% due 11/01/2036 - 01/01/2037	256	260
5.838% due 03/01/2032	632	653
5.888% due 07/01/2036	64	65
5.898% due 04/01/2032	941	960
5.952% due 11/01/2036	116	119
6.000% due 11/15/2008 - 10/01/2033	14,326	14,579
6.000% due 08/01/2037 (e)	77,553	78,723
6.041% due 07/01/2019	18	18
6.063% due 10/25/2044 - 02/25/2045	1,096	1,098
6.175% due 03/15/2029	1,115	1,129
6.250% due 12/15/2023 - 03/15/2028	2,029	2,043
6.263% due 07/25/2044	6,629	6,629
6.500% due 05/15/2012	125	126
7.000% due 06/01/2017 - 07/15/2027	183	192
7.104% due 10/01/2029	39	40
7.141% due 03/01/2030	414	419
7.151% due 09/01/2034	119	120
7.292% due 11/01/2031	253	259
7.438% due 08/01/2023	23	24
Ginnie Mae
4.000% due 09/16/2025	263	262
4.500% due 08/16/2028 - 08/20/2035	3,422	3,409
5.000% due 05/20/2030	3,355	3,366
5.228% due 01/16/2031	49	49
5.299% due 06/20/2032	173	174
5.349% due 06/20/2030 - 04/20/2031	860	859
5.428% due 02/16/2032	289	291
5.478% due 03/16/2031	318	320
5.528% due 04/16/2030 - 04/16/2032	392	395
5.625% due 07/20/2026 - 07/20/2031	2,042	2,052
6.000% due 10/20/2012 - 03/20/2032	1,023	1,028
6.125% due 10/20/2029	1,948	1,974
6.250% due 01/20/2030	32	33
6.375% due 02/20/2025 - 01/20/2027	1,016	1,031
6.500% due 07/20/2017	274	274
8.000% due 06/20/2025	3	3
8.500% due 12/20/2026 - 11/20/2027	60	65
Small Business Administration
5.090% due 10/01/2025	3,209	3,237
6.100% due 02/01/2009	58	59

Total U.S. Government Agencies (Cost $1,281,256)		1,296,206

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Bonds
4.250% due 11/15/2017	75,000	76,330

Total U.S. Treasury Obligations (Cost $75,679)		76,330

MORTGAGE-BACKED SECURITIES 37.2%
ABN AMRO Mortgage Corp.
5.000% due 02/25/2018	1,739	1,738
5.000% due 07/25/2018	1,774	1,766
Adjustable Rate Mortgage Trust
4.598% due 05/25/2035	1,324	1,317
4.723% due 01/25/2036	3,996	3,978
5.115% due 10/25/2035	50	47
5.235% due 01/25/2035	2,092	2,050
5.235% due 02/25/2035	2,450	2,434
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,516	1,490
4.390% due 02/25/2045	1,344	1,290
4.440% due 02/25/2045	3,078	3,003
Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,920	1,899
Banc of America Funding Corp.
4.106% due 03/20/2035	249	246
4.111% due 05/25/2035	2,850	2,815
4.422% due 11/20/2034	6,353	6,243
Banc of America Large Loan, Inc.
5.538% due 08/15/2029	13,814	13,790
Banc of America Mortgage Securities, Inc.
3.705% due 04/25/2034	1,251	1,233
3.858% due 02/25/2034	4,955	4,852
4.003% due 02/25/2033	1,900	1,894
4.146% due 07/25/2034	8,000	7,957
4.500% due 02/25/2018	1,905	1,895
5.000% due 12/25/2018	370	367
5.000% due 05/25/2035	13,333	13,279
5.250% due 03/25/2034	436	436
5.265% due 03/25/2034	274	273
5.265% due 10/25/2035	302	302
5.500% due 04/25/2033	965	968
6.500% due 09/25/2033	1,137	1,159
Bank of America-First Union NB Commercial Mortgage
4.890% due 04/11/2037	2,658	2,659
Bear Stearns Adjustable Rate Mortgage Trust
3.991% due 07/25/2034	545	539
4.609% due 01/25/2034	1,779	1,762
4.625% due 10/25/2035	6,841	6,743
4.650% due 10/25/2035	300	297
4.750% due 10/25/2035	17,637	17,523
4.779% due 01/25/2034	1,278	1,262
4.794% due 10/25/2034	9,958	9,937
4.864% due 01/25/2035	347	347
4.950% due 10/25/2033	60	60
4.956% due 01/25/2035	1,942	1,927
5.037% due 04/25/2033	111	112
5.437% due 04/25/2033	225	225
5.608% due 02/25/2033	80	79
5.789% due 02/25/2033	20	20
5.998% due 11/25/2034	3,126	3,129
Bear Stearns Alt-A Trust
4.935% due 11/25/2034	13,434	13,326
5.025% due 02/25/2034	1,962	1,864
5.065% due 02/25/2034	8,000	7,377
5.368% due 05/25/2035	245	242
5.811% due 11/25/2036	1,068	1,053
5.902% due 01/25/2036	5,846	5,702
5.949% due 02/25/2036 (e)	43,553	43,149
Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035 (e)	20,118	19,900
6.020% due 02/14/2031	28,131	28,332
6.440% due 06/16/2030	6,443	6,450
Bear Stearns Structured Products, Inc.
4.989% due 01/25/2037	22,575	22,342
Cendant Mortgage Corp.
5.250% due 10/25/2033	76	75
Chase Mortgage Finance Corp.
4.356% due 02/25/2037	12,665	12,724
5.000% due 04/25/2018	589	591
5.237% due 12/25/2035	3,316	3,305
5.250% due 01/25/2034	3,077	3,066
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	4,467	4,477
5.000% due 02/25/2035	200	172
5.500% due 09/25/2035	1,289	1,291
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021	924	894
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	7,000	6,993
5.617% due 10/15/2048	15,000	15,320
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	20,549	20,527
6.455% due 05/15/2032	2,960	2,969
Countrywide Alternative Loan Trust
5.065% due 06/25/2037	1,764	1,652
5.158% due 07/25/2034	55	55
5.265% due 03/25/2034	661	650
5.500% due 02/25/2034	247	245
5.508% due 06/25/2037	9,066	8,807
5.788% due 02/25/2036	1,002	963
6.098% due 07/20/2035	1,064	1,027
6.175% due 08/25/2036	1,488	1,491
6.500% due 06/25/2033	17	17
Countrywide Home Loan Mortgage Pass-Through Trust
3.775% due 10/25/2033	5,000	4,996
4.355% due 06/20/2035	1,108	1,100
4.500% due 10/25/2018	90	79
4.500% due 01/25/2033	536	535
4.686% due 08/25/2034	9,125	9,025
4.883% due 08/25/2034	11,337	11,268
5.000% due 02/25/2033	360	360
5.000% due 05/25/2034	3,602	3,574
5.135% due 02/25/2035	652	640
5.205% due 06/25/2035	6,869	6,723
5.215% due 08/25/2035	1,011	965
5.250% due 02/20/2036	135	132
5.500% due 04/25/2033	6,176	6,170
5.500% due 01/25/2034	121	121
5.500% due 10/25/2035	3,230	3,236
5.500% due 11/25/2035	3,607	3,613
5.850% due 05/25/2036	881	887
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	20,000	20,193
CS First Boston Mortgage Securities Corp.
4.106% due 12/15/2035	10,913	10,746
4.598% due 10/25/2033	8,104	8,045
4.650% due 01/25/2034	10,735	10,719
4.918% due 07/25/2033	2,656	2,647
5.160% due 03/25/2034	187	186
6.500% due 04/25/2033	347	348
6.700% due 06/25/2032	1	2
7.279% due 11/25/2032	39	39
CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	19,826
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.883% due 10/25/2036	356	355
4.935% due 01/25/2047	1,349	1,322
4.945% due 03/25/2037	8,437	8,357
First Horizon Alternative Mortgage Securities
5.307% due 07/25/2035	726	718
5.406% due 09/25/2035	197	196
First Horizon Asset Securities, Inc.
4.402% due 12/25/2033	2,277	2,263
4.915% due 02/25/2035	1,437	1,445
5.000% due 03/25/2034	5,494	5,473
5.135% due 02/25/2035	43	41
5.186% due 06/25/2033	6,727	6,656
6.000% due 05/25/2036	1,230	1,236
First Republic Mortgage Loan Trust
5.185% due 06/25/2030	895	874
5.328% due 08/15/2032	2,940	2,920
5.378% due 11/15/2031	540	529
5.428% due 11/15/2032	638	635
GE Capital Commercial Mortgage Corp.
5.333% due 11/10/2045	11,000	11,056
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	19,899
6.420% due 05/15/2035	298	299
GMAC Mortgage Corp. Loan Trust
4.311% due 06/25/2034	2,143	2,106
5.500% due 09/25/2034	6,514	6,516
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	25,000	25,196
GS Mortgage Securities Corp. II
6.302% due 03/06/2020	3,000	2,727
GSAA Trust
6.000% due 04/01/2034	2,183	2,195
GSR Mortgage Loan Trust
3.934% due 06/25/2034	1,396	1,352
4.396% due 12/25/2034	22,825	22,640
4.500% due 08/25/2019	1,154	1,147
4.539% due 09/25/2035	25,604	25,377
4.603% due 03/25/2033	153	151
5.000% due 08/25/2019	744	744
5.018% due 05/25/2035	326	326
5.215% due 01/25/2034	2,950	2,902
5.298% due 06/25/2034	141	140
6.000% due 03/25/2032	79	78
GSRPM Mortgage Loan Trust
5.265% due 11/25/2031	1,171	1,170
Harborview Mortgage Loan Trust
3.941% due 06/19/2034	10,000	9,981
4.970% due 05/19/2033	4,007	3,946
4.995% due 04/19/2038	2,799	2,621
5.155% due 01/19/2038 (e)	41,664	39,089
5.155% due 02/19/2046	2,942	2,754
5.165% due 02/19/2046	154	141
5.185% due 05/19/2035	185	175
Impac CMB Trust
5.689% due 10/25/2033	2,207	2,179
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046	1,147	1,119
4.965% due 01/25/2037	1,029	1,020
5.085% due 04/25/2046	2,471	2,322
5.255% due 05/25/2034	817	783
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	10,000	10,093
5.336% due 05/15/2047	15,000	14,973
5.429% due 12/12/2043	20,000	20,149
5.475% due 04/15/2043	20,000	20,261
5.552% due 05/12/2045	20,000	20,330
JPMorgan Mortgage Trust
4.495% due 06/25/2035	145	142
4.766% due 07/25/2035	4,388	4,297
4.829% due 12/25/2034	783	770
4.842% due 12/25/2034	221	221
4.948% due 11/25/2035	20,838	20,717
4.974% due 08/25/2035	5,434	5,399
5.005% due 07/25/2035	2,144	2,141
5.300% due 07/25/2035	12,727	12,681
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	69	69
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021	1,677	1,675
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	29,234	28,987
4.711% due 07/25/2034	6,858	6,874
4.848% due 01/25/2036	252	251
MASTR Asset Securitization Trust
5.000% due 04/25/2018	6,171	6,169
5.000% due 05/25/2018	1,227	1,227
5.250% due 09/25/2033	402	399
5.500% due 09/25/2033	2,244	2,227
5.750% due 05/25/2036	10,042	10,119
Mellon Residential Funding Corp.
5.458% due 08/15/2032	693	690
5.468% due 12/15/2030	327	320
5.508% due 06/15/2030	753	744
Merrill Lynch Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	28,500	28,713
Merrill Lynch Floating Trust
5.098% due 06/15/2022	1,684	1,634
Merrill Lynch Mortgage Investors, Inc.
4.874% due 06/25/2035	3,380	3,387
6.350% due 09/25/2033	84	84
Merrill Lynch Mortgage Trust
5.291% due 01/12/2044	20,000	19,977
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	5,120	5,019
5.175% due 08/25/2028	351	348
5.195% due 06/25/2028	839	828
5.445% due 11/25/2029	192	184
5.681% due 03/25/2030	322	312
5.841% due 03/25/2028	2,515	2,444
Morgan Stanley Capital I
5.088% due 10/15/2020	3,696	3,614
5.204% due 11/14/2042	14,000	13,930
5.332% due 12/15/2043	20,000	20,008
Morgan Stanley Dean Witter Capital I
5.720% due 12/18/2032	15,765	15,973
Morgan Stanley Mortgage Loan Trust
4.368% due 07/25/2034	4,022	4,015
4.750% due 08/25/2034	727	727
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	189	187
Prime Mortgage Trust
5.265% due 02/25/2019	17	17
5.265% due 02/25/2034	41	40
Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	493	492
4.034% due 04/25/2034	318	316
RAAC Series 2005-SP1
5.250% due 09/25/2034	2,750	2,758
Residential Accredit Loans, Inc.
5.145% due 12/25/2045	4,288	4,030
5.165% due 08/25/2035	1,206	1,139
5.295% due 02/25/2033	1,214	1,215
Residential Asset Mortgage Products, Inc.
7.500% due 12/25/2031	2,586	2,702
Residential Asset Securitization Trust
3.750% due 10/25/2018	87	81
5.365% due 03/25/2033	996	981
Residential Funding Mortgage Securities I, Inc.
5.000% due 04/25/2018	184	184
6.500% due 03/25/2032	194	194
Sequoia Mortgage Trust
5.075% due 05/20/2034	1,391	1,377
5.249% due 12/20/2034	606	593
5.329% due 10/20/2027	567	541
5.349% due 10/20/2027	576	539
5.399% due 12/20/2032	684	680
Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034	961	954
4.881% due 07/25/2034	563	562
4.940% due 03/25/2034	207	205
5.085% due 05/25/2037 (e)	22,899	21,899
5.105% due 03/25/2035	687	682
5.165% due 09/25/2034	502	490
Structured Asset Mortgage Investments, Inc.
4.965% due 09/25/2047	4,739	4,700
4.995% due 03/25/2037	598	569
5.035% due 03/25/2037	7,322	7,007
5.055% due 03/25/2037	6,533	5,614
5.085% due 05/25/2036	9,577	9,035
5.095% due 02/25/2036	2,424	2,292
5.175% due 12/25/2035	1,030	977
5.295% due 09/19/2032	1,139	1,108
5.305% due 05/19/2035	55	55
5.315% due 03/19/2034	1,035	1,005
5.385% due 02/19/2033	1,211	1,201
7.118% due 02/19/2035	2,041	2,037
Structured Asset Securities Corp.
4.756% due 11/25/2033	404	405
5.331% due 10/25/2035	1,264	1,253
5.392% due 03/25/2033	3,139	3,086
6.150% due 07/25/2032	1	1
6.848% due 05/25/2032	106	106
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036	1,275	1,261
Thornburg Mortgage Securities Trust
4.889% due 03/25/2037	18,447	18,246
4.975% due 03/25/2046	1,711	1,706
4.975% due 11/25/2046	2,757	2,695
4.985% due 09/25/2046	4,147	4,056
5.015% due 11/25/2046	4,145	4,050
5.123% due 06/25/2044	1,013	1,013
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021	8,087	7,965
Washington Mutual MSC Mortgage Pass-Through Certificates
5.967% due 02/25/2033	264	263
6.925% due 02/25/2031	51	51
7.147% due 02/25/2033	193	193
Washington Mutual, Inc.
3.027% due 08/25/2033	2,000	1,989
3.695% due 06/25/2033	4,847	4,832
3.927% due 04/25/2033	1,169	1,168
4.043% due 02/25/2034	311	308
4.056% due 10/25/2033	17,000	16,903
4.184% due 08/25/2033	3,850	3,402
4.229% due 03/25/2034	3,774	3,734
4.322% due 06/25/2033	2,572	2,557
4.585% due 04/25/2035	2,600	2,579
4.636% due 03/25/2035	812	809
4.672% due 04/25/2035	1,500	1,489
4.676% due 05/25/2035	2,200	2,183
4.835% due 09/25/2035	1,306	1,297
4.835% due 10/25/2035	8,151	7,984
4.918% due 08/25/2035	5,742	5,701
5.085% due 08/25/2046	7,879	7,595
5.095% due 04/25/2045	482	455
5.101% due 12/25/2035	2,215	2,205
5.105% due 06/25/2046	5,000	4,704
5.125% due 11/25/2045	2,622	2,477
5.135% due 12/25/2045	6,144	5,757
5.155% due 07/25/2045	7,107	6,733
5.155% due 10/25/2045	8,928	8,396
5.155% due 12/25/2045	74	70
5.172% due 11/25/2034	276	265
5.175% due 01/25/2045	8,916	8,443
5.182% due 11/25/2034	7,212	7,059
5.185% due 08/25/2045	362	347
5.205% due 01/25/2045	5,085	4,829
5.212% due 10/25/2044	1,730	1,662
5.255% due 12/25/2045	927	925
5.405% due 12/25/2027	5,616	5,373
5.500% due 06/25/2034	792	786
5.500% due 07/25/2034	481	483
5.598% due 12/25/2046	2,704	2,547
5.733% due 05/25/2046	207	206
5.788% due 08/25/2046	281	276
5.883% due 08/25/2046	6,068	5,863
5.988% due 11/25/2042	894	867
6.188% due 06/25/2042	943	899
6.188% due 08/25/2042	73	70
6.288% due 09/25/2046	624	610
6.288% due 11/25/2046	1,420	1,401
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	1,100	1,090
4.053% due 11/25/2034	13,470	13,453
4.103% due 08/25/2034	54	54
4.109% due 06/25/2035	4,621	4,577
4.360% due 09/25/2034	690	688
4.494% due 01/25/2035	700	695
4.500% due 08/25/2018	13,544	13,424
4.500% due 11/25/2018	8,410	8,296
4.541% due 02/25/2035	526	522
4.544% due 03/25/2035	3,551	3,533
4.559% due 11/25/2034	500	499
4.559% due 11/25/2034 (e)	30,379	30,218
4.651% due 09/25/2033 (e)	20,586	20,404
4.706% due 12/25/2033	2,262	2,177
4.732% due 07/25/2034	18,096	17,893
4.750% due 10/25/2018	10,889	10,883
4.950% due 03/25/2036	6,175	6,110
4.998% due 12/25/2034	1,326	1,307
5.000% due 07/25/2019	99	99
5.000% due 10/25/2035	354	353
5.102% due 03/25/2036	10,426	10,420
5.242% due 04/25/2036	281	281
5.363% due 10/25/2035	3,115	3,114
6.000% due 09/25/2036	860	874

Total Mortgage-Backed Securities (Cost $1,448,984)		1,440,868

ASSET-BACKED SECURITIES 16.4%
American Express Credit Account Master Trust
5.528% due 02/15/2012	1,217	1,217
Aurum CLO 2002-1 Ltd.
5.672% due 04/15/2014	6,494	6,542
Bear Stearns Asset-Backed Securities Trust
4.915% due 11/25/2036	1,234	1,211
4.935% due 12/25/2036	127	124
5.065% due 06/25/2036	2	2
5.344% due 10/25/2036	8,516	8,408
5.563% due 10/25/2036	5,313	5,166
5.775% due 10/25/2036	8,131	8,056
5.865% due 10/25/2037	2,375	2,284
6.115% due 08/25/2037	4,734	4,739
6.250% due 12/25/2036	9,938	9,622
6.250% due 02/25/2037	18,457	17,842
Bear Stearns Second Lien Trust
5.085% due 12/25/2036	14,562	12,377
5.665% due 12/25/2036	21,100	11,987
7.365% due 12/25/2036	2,450	254
Carrington Mortgage Loan Trust
4.965% due 06/25/2037	1,709	1,671
Countrywide Asset-Backed Certificates
4.975% due 10/25/2046	960	939
5.125% due 05/25/2036	9,833	9,662
Fieldstone Mortgage Investment Corp.
4.945% due 05/25/2036	543	537
First Franklin Mortgage Loan Asset-Backed Certificates
4.935% due 03/25/2036	107	106
4.955% due 07/25/2036 (e)	24,261	22,392
4.975% due 04/25/2036	1,800	1,751
Green Tree Financial Corp.
6.110% due 09/01/2023	4,067	4,113
HFC Home Equity Loan Asset-Backed Certificates
5.749% due 11/20/2036	2,800	2,788
Home Equity Asset Trust
5.465% due 11/25/2032	8	8
Home Equity Mortgage Trust
5.321% due 04/25/2035	947	718
HSI Asset Securitization Corp. Trust
4.915% due 10/25/2036	279	266
4.975% due 12/25/2036	9,000	8,069
Indymac Residential Asset-Backed Trust
4.995% due 04/25/2037	4,359	4,182
5.385% due 10/25/2035	1,600	1,247
Irwin Home Equity Corp.
5.405% due 07/25/2032	425	415
Ischus CDO Ltd.
5.522% due 09/10/2013	752	735
JPMorgan Mortgage Acquisition Corp.
4.925% due 05/25/2037	1,680	1,609
4.935% due 03/25/2036	642	639
4.935% due 11/25/2036	1,048	1,030
4.935% due 01/25/2037 (e)	26,897	26,221
4.945% due 03/25/2037	2,313	2,225
4.955% due 10/25/2036	1,236	1,210
4.965% due 07/25/2036	21,000	20,262
4.975% due 08/25/2036	1,078	1,071
5.075% due 06/25/2035	176	176
Lehman XS Trust
4.935% due 05/25/2046	596	591
4.945% due 07/25/2046	662	656
4.955% due 05/25/2046	1,207	1,193
5.015% due 04/25/2037 (e)	24,112	23,510
5.390% due 11/25/2035 (e)	23,921	24,007
Long Beach Mortgage Loan Trust
5.045% due 08/25/2035	755	743
5.145% due 10/25/2034	382	367
5.483% due 03/25/2032	95	89
Madison Avenue Manufactured Housing Contract
6.315% due 03/25/2032	15,397	15,179
MASTR Asset-Backed Securities Trust
4.915% due 01/25/2037	16,325	15,801
4.935% due 12/25/2035	39	39
4.945% due 05/25/2037	19,317	18,937
Merrill Lynch First Franklin Mortgage Loan Trust
5.565% due 10/25/2037	16,864	16,806
Merrill Lynch Mortgage Investors, Inc.
4.945% due 09/25/2037	4,431	4,343
5.045% due 09/25/2036	1,571	1,243
Morgan Stanley ABS Capital I
4.935% due 02/25/2036	199	198
Morgan Stanley Home Equity Loans
4.965% due 09/25/2035	253	253
Morgan Stanley IXIS Real Estate Capital Trust
4.975% due 11/25/2036	15,000	14,089
Morgan Stanley Mortgage Loan Trust
4.935% due 01/25/2047	13,111	12,832
Nationstar Home Equity Loan Trust
4.985% due 04/25/2037	9,665	9,369
Nationstar NIM Trust
8.000% due 06/25/2037	477	396
Nelnet Student Loan Trust
5.174% due 07/25/2016	408	409
New Century Home Equity Loan Trust
4.935% due 08/25/2036	344	341
5.035% due 12/25/2035	12,526	12,474
5.045% due 05/25/2036	2,000	1,928
5.125% due 06/25/2035	1,662	1,571
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036	77	76
Option One Mortgage Loan Trust
4.935% due 01/25/2036	375	374
Renaissance Home Equity Loan Trust
5.215% due 08/25/2032	22	21
5.305% due 08/25/2033	488	475
5.365% due 12/25/2033	1,766	1,737
5.965% due 09/25/2037	15,268	15,044
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036	815	801
4.935% due 02/25/2037	6,016	5,891
4.945% due 07/25/2036	3,654	3,589
4.945% due 10/25/2036	2,252	2,192
4.985% due 05/25/2037	21,572	20,760
Residential Asset Securities Corp.
4.935% due 04/25/2036	377	376
4.935% due 07/25/2036	7,236	7,173
4.935% due 11/25/2036	2,720	2,656
4.935% due 02/25/2037	4,792	4,694
4.945% due 02/25/2036	676	674
4.945% due 10/25/2036	755	738
4.975% due 07/25/2036	1,900	1,837
4.975% due 04/25/2037	9,045	8,855
4.995% due 03/25/2036	1,250	1,227
5.005% due 12/25/2035 (e)	18,057	18,023
SACO I, Inc.
5.245% due 11/25/2035	2,147	2,059
5.465% due 04/25/2035	150	151
Salomon Brothers Mortgage Securities VII, Inc.
5.165% due 03/25/2032	353	350
Saxon Asset Securities Trust
5.135% due 01/25/2032	86	86
SBI HELOC Trust
5.035% due 08/25/2036	395	377
Securitized Asset-Backed Receivables LLC Trust
4.925% due 03/25/2036	52	52
4.945% due 11/25/2036	18,080	17,596
SLM Student Loan Trust
5.054% due 04/25/2012	177	177
5.084% due 01/25/2018	239	239
Soundview Home Equity Loan Trust
4.925% due 11/25/2036	3,270	3,231
4.945% due 01/25/2037	5,016	4,920
4.945% due 06/25/2037	6,898	6,770
4.965% due 10/25/2036	1,214	1,198
4.975% due 01/25/2037	10,000	9,308
4.985% due 01/25/2037	3,911	3,814
5.015% due 06/25/2037 (e)	35,000	31,921
5.665% due 10/25/2037	11,200	11,025
Specialty Underwriting & Residential Finance
4.965% due 11/25/2037	13,000	12,376
5.205% due 01/25/2034	50	49
Stone Tower CLO Ltd.
5.412% due 08/21/2013	4,985	5,026
Structured Asset Securities Corp.
4.915% due 09/25/2036	1,550	1,511
4.945% due 01/25/2037	890	859
5.005% due 06/25/2035	519	519
5.065% due 11/25/2035	4,535	4,516
5.155% due 01/25/2033	801	787
TABS Ltd.
6.632% due 02/12/2047	2,950	118
Trapeza CDO I LLC
5.425% due 11/16/2034	1,000	881
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,425
Washington Mutual Asset-Backed Certificates
4.975% due 01/25/2037	14,656	13,457
Wells Fargo Home Equity Trust
4.935% due 07/25/2036	1,841	1,819
4.965% due 07/25/2036	11,075	10,794
4.965% due 03/25/2037	2,422	2,373
4.985% due 12/25/2035	844	844
5.105% due 10/25/2035	2,721	2,550
5.115% due 12/25/2035	2,671	2,581
WMC Mortgage Loan Pass-Through Certificates
5.708% due 05/15/2030	231	230

Total Asset-Backed Securities (Cost $667,816)		638,439

SHORT-TERM INSTRUMENTS 9.8%
Commercial Paper 5.6%
Fortis Funding LLC
4.000% due 01/02/2008	107,600	107,588
General Electric Capital Corp.
3.750% due 01/02/2008	107,600	107,578

		215,166

Repurchase Agreements 4.0%
Fixed Income Clearing Corp.
1.750% due 01/02/2008	144,800	144,800
(Dated 12/31/2007. Collateralized by Federal Home Loan Bank 1.000% - 4.200% due 11/19/2008 - 12/08/2008 valued at $147,696. Repurchase proceeds are $144,814.)
3.900% due 01/02/2008	8,832	8,832
(Dated 12/31/2007. Collateralized by Fannie Mae 0.000% due 01/15/2008 valued at $9,009. Repurchase proceeds are $8,834.)

		153,632

U.S. Treasury Bills 0.2%
2.985% due 03/13/2008 (a)(b)(c)(f)	8,025	7,949

Total Short-Term Instruments (Cost $376,810)		376,747

Purchased Options (h) 0.2% (Cost $1,643)		7,928
Total Investments 112.4% (Cost $4,379,173)		$4,353,555
Written Options (i) (0.1%) (Premiums $1,594)		(5,695)
Other Assets and Liabilities (Net) (12.3%)		(475,024)

Net Assets (d) 100.0%		$3,872,836

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $6,934 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(c) Securities with an aggregate market value of $693 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(d) As of December 31, 2007, portfolio securities with an aggregate value of $65,908 and derivative instruments with and aggregate appreciation $8,489 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowings outstanding during the period ended December 31, 2007 was $440,695 at a weighted average interest rate of 5.230%. On December 31, 2007, securities valued at $523,570 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $322 and cash of $2,520 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2008	542	$794
U.S. Treasury 5-Year Note March Futures	Short	03/2008	351	(193)
U.S. Treasury 10-Year Note March Futures	Short	03/2008	937	(292)

				$309

(g) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012	$3,000	$53
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012	3,000	126
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%)	03/20/2016	3,000	21
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%)	01/09/2047	2,000	1,792
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%)	05/03/2046	1,000	778
Barclays Bank PLC	Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%)	04/25/2036	5,000	3,684
Barclays Bank PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.580%)	09/20/2011	4,000	(24)
Barclays Bank PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011	5,000	(22)
Barclays Bank PLC	iStar Financial, Inc. floating rate based on 3-Month USD-LIBOR plus 0.390% due 03/03/2008	Buy	(0.100%)	03/20/2008	5,000	58
Barclays Bank PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%)	12/20/2016	5,000	78
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.500%)	12/20/2016	3,000	(7)
Bear Stearns & Co., Inc.	Alcan, Inc. 5.000% due 06/01/2015	Buy	(0.420%)	06/20/2015	2,500	(7)
Bear Stearns & Co., Inc.	Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%)	07/20/2018	2,500	356
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014	5,000	59
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	5,000	1,917
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	3,000	38
Bear Stearns & Co., Inc.	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.560%)	12/20/2013	6,000	844
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016	3,000	(3)
Bear Stearns & Co., Inc.	Textron Financial Corp. 4.600% due 05/03/2010	Buy	(0.110%)	06/20/2010	2,000	7
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	3,000	2
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	5,000	253
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	3,100	83
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	500	99
Credit Suisse USA, Inc.	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	4,000	10
Credit Suisse USA, Inc.	DPL, Inc. 6.875% due 09/01/2011	Buy	(0.330%)	09/20/2011	2,600	(2)
Credit Suisse USA, Inc.	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%)	09/20/2011	2,000	12
Deutsche Bank AG	Bank of America Corp. 5.625% due 10/14/2016	Buy	(0.180%)	12/20/2016	10,000	287
Deutsche Bank AG	Daimler Finance N.A. LLC 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	15,000	(2)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012	2,000	123
Deutsche Bank AG	Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%)	12/20/2016	3,000	353
Deutsche Bank AG	SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	3,000	1
Deutsche Bank AG	Weatherford International Ltd. 4.950% due 10/15/2013	Buy	(0.410%)	12/20/2013	2,500	4
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	10,000	(13)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	2,000	342
HSBC Bank USA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.040%	03/20/2008	20,000	(18)
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.650%)	12/20/2012	3,000	(32)
JPMorgan Chase & Co.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.280%)	03/20/2011	5,000	(5)
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%)	12/20/2011	3,000	504
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.190%	01/20/2009	5,000	2
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%)	12/05/2051	2,500	2,247
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%	03/20/2008	20,000	(47)
JPMorgan Chase & Co.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.300%	01/20/2009	10,000	15
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%)	12/20/2011	2,600	23
Lehman Brothers, Inc.	International Lease Finance Corp. 5.625% due 09/20/2013	Buy	(0.220%)	09/20/2013	5,200	93
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%)	06/20/2011	2,000	4
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	9,000	(57)
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010	2,100	(1)
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	20,000	(10)
Lehman Brothers, Inc.	Residential Capital LLC 6.000% due 02/22/2011	Buy	(0.580%)	03/20/2011	5,000	1,797
Lehman Brothers, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%)	03/08/2040	5,000	2,873
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%)	06/20/2011	3,200	27
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%)	12/20/2011	5,000	63
Merrill Lynch & Co., Inc.	Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%)	03/20/2011	3,348	14
Morgan Stanley	JC Penney Corp., Inc. 7.375% due 08/15/2008	Buy	(0.100%)	09/20/2008	3,693	14
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%)	03/20/2013	4,000	(37)
Morgan Stanley	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.590%)	09/20/2013	5,000	49
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013	2,500	15
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	2,500	(47)
Royal Bank of Scotland Group PLC	Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%)	09/20/2011	5,000	(11)
Royal Bank of Scotland Group PLC	HSBC Finance Corp. 6.375% due 10/15/2011	Buy	(0.200%)	12/20/2011	6,300	78
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%)	09/20/2011	4,100	(2)
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	3,000	32
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	3,000	74
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	5,000	203
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	3,000	124
Royal Bank of Scotland Group PLC	SLM Corp. floating rate based on 3-Month USD-LIBOR plus 0.230% due 10/25/2011	Buy	(0.190%)	12/20/2011	8,000	771
UBS Warburg LLC	BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%)	12/20/2011	2,000	22
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011	2,500	80
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%)	01/08/2051	2,000	1,969
Wachovia Bank N.A.	IXIS ABS CDO 1 Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%)	12/13/2046	2,000	1,852

						$23,978

Credit Default Swaps on Credit Indices

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Sell	0.153%	12/20/2016	$75,000	$(2,006)
Credit Suisse USA, Inc.	Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	10,000	(1,743)
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Sell	0.157%	12/20/2016	25,000	(669)
Deutsche Bank AG	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	350	(113)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.060%	12/20/2011	25,000	(482)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.153%	12/20/2016	25,000	(678)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.068%	12/20/2011	75,000	(1,427)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	25,000	(691)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	25,000	(693)
Merrill Lynch & Co., Inc.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	300	(96)
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	350	(113)

						$(8,711)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	$900	$(13)

(h) Purchased options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$79,400	$401	$1,648
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	74,100	411	1,500
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	79,400	284	1,648
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	132,200	547	3,132

							$1,643	$7,928

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 02/01/2038	$104.000	02/05/2008	$255	$0	$0

(i) Written options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$34,100	$401	$1,243
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	32,200	393	1,113
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	34,500	283	1,257
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	44,100	517	2,082

							$1,594	$5,695

(j) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	01/01/2038	$119,000	$119,186	$118,870
Freddie Mac	6.000%	01/01/2038	79,000	80,185	80,173
U.S. Treasury Notes	4.250%	08/15/2015	193,000	197,782	198,157
U.S. Treasury Notes	4.375%	08/15/2012	120,000	124,442	125,269
U.S. Treasury Notes	4.500%	04/30/2009	50,000	50,951	50,918
U.S. Treasury Notes	4.500%	11/15/2015	186,000	191,507	193,861
U.S. Treasury Notes	4.625%	02/29/2012	23,000	24,116	24,143
U.S. Treasury Notes	4.625%	02/15/2017	89,500	92,609	93,597

				$880,778	$884,988

(2)	Market value includes $9,672 of interest payable on short sales.

See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

December 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.0%
Banking & Finance 12.6%
Allstate Life Global Funding Trusts
5.144% due 01/25/2008	$11,600	$11,602
American Express Bank FSB
5.252% due 06/12/2009	27,600	27,511
American Express Centurion Bank
5.250% due 05/07/2008	11,700	11,690
American Express Credit Corp.
5.312% due 04/06/2009	2,800	2,771
American Honda Finance Corp.
4.868% due 08/05/2008	6,400	6,398
5.206% due 03/09/2009	2,000	2,001
Bank of America Corp.
4.852% due 09/25/2009	2,000	1,996
4.875% due 11/06/2009	20,000	19,939
Bank of America N.A.
5.040% due 02/27/2009	30,200	30,150
Bank of Ireland
4.951% due 12/19/2008	35,500	35,487
5.016% due 12/18/2009	5,500	5,487
Bank of Scotland PLC
5.028% due 07/17/2008	3,400	3,399
5.254% due 07/17/2009	2,500	2,497
Bear Stearns Cos., Inc.
5.284% due 01/30/2009	5,000	4,949
Caterpillar Financial Services Corp.
4.965% due 05/18/2009	1,300	1,297
CIT Group Holdings, Inc.
5.134% due 01/30/2009	8,600	8,081
CIT Group, Inc.
5.019% due 08/15/2008	2,000	1,985
Citigroup, Inc.
5.286% due 06/09/2009	2,000	1,985
DnB NORBank ASA
5.072% due 02/25/2008	2,000	2,000
Export-Import Bank of Korea
5.214% due 06/01/2009	12,000	12,023
General Electric Capital Corp.
5.065% due 10/24/2008	5,500	5,491
5.095% due 10/26/2009	6,000	5,988
5.280% due 10/21/2010	8,440	8,442
Goldman Sachs Group, Inc.
4.974% due 12/22/2008	14,800	14,762
5.142% due 06/28/2010	11,600	11,419
5.643% due 10/07/2011	2,000	1,965
HSBC Finance Corp.
4.982% due 05/21/2008	12,400	12,400
5.212% due 03/12/2010	8,100	7,949
5.240% due 10/21/2009	18,600	18,520
JPMorgan Chase & Co.
4.908% due 06/26/2009	2,500	2,490
Lehman Brothers Holdings, Inc.
4.905% due 11/24/2008	4,950	4,874
4.934% due 12/23/2008	35,000	34,412
5.241% due 01/23/2009	10,000	9,808
5.270% due 10/22/2008	6,470	6,424
Merrill Lynch & Co., Inc.
4.914% due 12/22/2008	16,000	15,790
4.960% due 08/14/2009	5,900	5,776
Morgan Stanley
4.925% due 05/07/2009	15,200	15,017
4.972% due 11/21/2008	12,000	11,915
5.006% due 02/09/2009	27,300	26,969
Pricoa Global Funding I
5.164% due 01/25/2008	10,000	10,001
Royal Bank of Scotland Group PLC
5.230% due 07/21/2008	6,900	6,899
Santander U.S. Debt S.A. Unipersonal
4.970% due 09/19/2008	10,600	10,565
SLM Corp.
5.038% due 04/14/2008	25,000	24,819
5.294% due 07/25/2008	3,900	3,820
U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,542	9,687
Unicredit Luxembourg Finance S.A.
5.142% due 10/24/2008	8,700	8,685
Wachovia Bank N.A.
4.924% due 03/23/2009	2,000	1,996
5.015% due 02/23/2009	11,200	11,176
Westpac Banking Corp.
5.212% due 06/06/2008	26,100	26,089
World Savings Bank FSB
4.976% due 06/20/2008	2,000	2,002

		529,398

Industrials 0.8%
CVS Caremark Corp.
5.441% due 06/01/2010	14,100	13,958
Daimler Finance North America LLC
5.461% due 03/13/2009	16,000	15,915
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	600	608
Yum! Brands, Inc.
6.875% due 11/15/2037	3,000	2,996

		33,477

Utilities 0.6%
AT&T, Inc.
4.978% due 02/05/2010	22,000	21,814
Dominion Resources, Inc.
5.050% due 11/14/2008	2,700	2,695
Ohio Power Co.
5.424% due 04/05/2010	2,400	2,380

		26,889

Total Corporate Bonds & Notes (Cost $593,550)		589,764

MUNICIPAL BONDS & NOTES 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,875	2,743

Total Municipal Bonds & Notes (Cost $2,875)		2,743

U.S. GOVERNMENT AGENCIES 36.0%
Fannie Mae
4.000% due 04/01/2014 (g)	11,143	11,046
4.500% due 10/25/2015 - 09/25/2020	32,378	32,360
4.669% due 05/25/2035	10,700	10,792
4.745% due 03/01/2035 (g)	4,365	4,370
4.911% due 12/01/2035	1,436	1,439
4.925% due 12/25/2036	4,482	4,399
4.985% due 03/25/2034	2,081	2,044
4.995% due 03/25/2036	3,907	3,895
5.000% due 10/25/2013 - 02/25/2017	7,313	7,335
5.000% due 12/01/2013 (g)	4,779	4,849
5.025% due 03/25/2032	878	878
5.085% due 07/25/2032	932	932
5.105% due 06/25/2033	1,681	1,667
5.125% due 06/25/2032	3	3
5.205% due 11/25/2032	13	13
5.210% due 01/01/2036 (g)	8,081	8,097
5.215% due 05/25/2042	1,017	1,001
5.275% due 08/01/2036	1,461	1,470
5.325% due 08/25/2021 - 03/25/2022	165	166
5.415% due 09/01/2032	7	7
5.475% due 08/25/2022	43	43
5.500% due 09/25/2024 - 07/01/2037 (g)	147,604	147,911
5.500% due 05/25/2027 - 01/01/2038	122,443	122,555
5.527% due 11/01/2020	31	31
5.551% due 01/01/2018	26	26
5.567% due 09/01/2017	28	28
5.575% due 04/25/2022	72	73
5.633% due 03/01/2018	33	33
5.650% due 11/01/2014	29	29
5.765% due 04/25/2032	1,236	1,248
5.780% due 08/01/2014	41	42
5.800% due 02/09/2026	30,000	31,013
5.950% due 02/25/2044	8,565	8,626
5.970% due 02/01/2026	14	14
6.000% due 12/01/2022 - 11/01/2037 (g)	34,640	35,188
6.000% due 10/01/2033 - 01/01/2038	110,151	111,855
6.063% due 02/01/2041 - 10/01/2044	18,355	18,393
6.064% due 09/01/2044	4,589	4,613
6.105% due 01/01/2018	110	111
6.210% due 08/06/2038	14,200	17,094
6.263% due 11/01/2030	2	2
6.305% due 10/01/2032	64	65
6.321% due 06/01/2025	21	21
6.446% due 12/01/2029	27	28
6.502% due 12/01/2029	99	100
6.516% due 09/01/2033	9	9
6.534% due 12/01/2029	9	9
6.781% due 12/01/2032	11	11
6.811% due 11/01/2035	3,800	3,913
6.817% due 11/01/2035	1,633	1,682
6.822% due 06/01/2021	2,745	2,800
6.863% due 12/01/2029	15	15
6.996% due 05/01/2025	21	21
7.062% due 09/01/2031	138	140
7.067% due 07/01/2018	686	708
7.093% due 12/01/2022	66	67
7.097% due 08/01/2028	14	14
7.110% due 06/01/2032	11	11
7.125% due 09/01/2022 - 01/15/2030	206	266
7.145% due 09/01/2028	92	94
7.200% due 09/01/2026	958	968
7.249% due 05/01/2032	38	38
7.250% due 05/01/2022	15	15
7.275% due 12/01/2031	11	11
7.347% due 10/01/2025	41	41
7.440% due 01/01/2029	45	46
7.598% due 03/01/2026	25	25
Farmer Mac
7.282% due 07/25/2011	2,200	2,225
Federal Home Loan Bank
0.000% due 02/27/2012	1,000	983
4.000% due 03/18/2011	590	590
4.070% due 07/16/2014	1,000	985
4.100% due 10/13/2009	800	800
4.125% due 11/19/2008	295,850	295,928
5.125% due 08/15/2019	98,000	102,475
6.640% due 12/13/2016	75	87
Freddie Mac
0.000% due 12/11/2025	9,084	3,716
3.000% due 05/15/2022	1,823	1,812
3.500% due 01/15/2022 - 05/15/2022	920	916
4.000% due 05/15/2016 - 10/15/2023	17,285	17,203
4.080% due 05/14/2009	30	30
4.250% due 05/22/2013 - 02/15/2025	11,260	11,204
4.500% due 07/06/2010 - 09/15/2035	46,091	44,978
4.657% due 02/01/2035 (g)	7,658	7,618
4.704% due 06/01/2035 (g)	24,434	24,520
5.000% due 03/18/2014 - 01/15/2034	122,761	122,338
5.000% due 08/15/2028 (g)	13,019	13,083
5.084% due 03/01/2035	360	363
5.105% due 07/25/2031	932	930
5.378% due 12/15/2030 - 06/15/2031	4,086	4,075
5.400% due 03/17/2021	500	525
5.419% due 02/01/2025	20	21
5.428% due 11/15/2016 - 03/15/2017	6,977	7,003
5.433% due 08/01/2019	53	54
5.500% due 08/15/2030 - 01/01/2038	13,341	12,984
5.528% due 06/15/2030 - 12/15/2032	1,480	1,494
5.578% due 06/15/2031	417	421
5.625% due 11/23/2035	74,000	75,955
5.762% due 02/15/2027	32	32
5.906% due 02/01/2018	60	60
6.063% due 10/25/2044 - 02/25/2045	10,556	10,571
6.263% due 07/25/2044	5,342	5,342
6.500% due 10/25/2043	2,122	2,235
6.593% due 08/01/2020	50	50
6.693% due 02/01/2032	33	33
7.000% due 12/01/2031 (g)	92	97
7.007% due 12/01/2031	10	10
7.083% due 05/01/2032	20	20
7.094% due 02/01/2024	61	61
7.104% due 02/01/2032	15	15
7.125% due 04/01/2032	21	21
7.146% due 07/01/2020	219	222
7.156% due 04/01/2027	27	27
7.215% due 03/01/2025	2	2
7.231% due 08/01/2031	7	8
7.247% due 01/01/2032	77	78
7.248% due 10/01/2031	9	10
7.250% due 12/01/2031	63	64
7.384% due 07/01/2029	34	35
Ginnie Mae
5.000% due 05/20/2034	24,995	23,138
5.625% due 07/20/2025 - 08/20/2026	1,220	1,226
6.125% due 10/20/2023 - 10/20/2024	171	174
6.250% due 02/20/2030	2,175	2,202
6.375% due 04/20/2023 - 04/20/2032	2,238	2,265
6.500% due 04/15/2029 - 06/15/2029	155	161
8.500% due 03/20/2025	93	101
Small Business Administration
4.500% due 03/01/2023	1,117	1,102
4.760% due 09/01/2025	32,115	31,763
4.770% due 04/01/2024	8,620	8,589
4.875% due 09/10/2013	2,018	2,028
4.930% due 01/01/2024	7,353	7,397
5.136% due 08/10/2013	14,266	14,388
5.240% due 08/01/2023	4,545	4,631
5.250% due 05/25/2025	246	246
5.375% due 05/25/2021 - 01/25/2022	974	975
5.500% due 03/25/2025 - 07/25/2025	960	964
5.600% due 01/25/2019 - 11/25/2024	1,250	1,255
7.060% due 11/01/2019	1,535	1,611
7.220% due 11/01/2020	1,307	1,389
7.449% due 08/01/2010	143	147
8.017% due 02/10/2010	1,090	1,136
Tennessee Valley Authority
5.375% due 04/01/2056	22,600	24,150
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,153

Total U.S. Government Agencies (Cost $1,499,946)		1,516,309

U.S. TREASURY OBLIGATIONS 27.8%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	1,789	1,783
2.375% due 01/15/2025	12,040	12,644
U.S. Treasury Bonds
3.125% due 11/30/2009	277,300	277,690
4.500% due 02/15/2036	1,700	1,709
U.S. Treasury Notes
4.125% due 08/15/2008	160,000	160,725
4.500% due 03/31/2009	372,000	378,336
4.750% due 12/31/2008	320,000	324,600
4.875% due 06/30/2012	12,700	13,474

Total U.S. Treasury Obligations (Cost $1,166,875)		1,170,961

MORTGAGE-BACKED SECURITIES 26.6%
American Home Mortgage Investment Trust
5.015% due 09/25/2035	590	590
Arran Residential Mortgages Funding PLC
5.252% due 04/12/2036	2,038	2,036
Banc of America Funding Corp.
4.621% due 02/20/2036	43,342	43,160
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,355	1,381
Bear Stearns Adjustable Rate Mortgage Trust
4.609% due 01/25/2034	1,354	1,341
4.625% due 10/25/2035	15,805	15,579
4.750% due 10/25/2035	20,718	20,584
5.037% due 04/25/2033	1,024	1,026
5.289% due 04/25/2033	95	95
5.396% due 04/25/2033	1,306	1,303
5.789% due 02/25/2033	312	317
5.998% due 11/25/2034	6,663	6,669
Bear Stearns Alt-A Trust
5.025% due 02/25/2034	6,996	6,648
5.527% due 09/25/2035	18,987	18,710
5.811% due 11/25/2036	89,779	88,516
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	4,628	4,633
Bear Stearns Mortgage Funding Trust
4.935% due 02/25/2037	13,037	12,955
CBA Commercial Small Balance Commercial Mortgage
5.145% due 12/25/2036	5,225	5,169
CC Mortgage Funding Corp.
4.995% due 05/25/2048	9,302	8,409
5.115% due 08/25/2035	2,533	2,357
Citigroup Commercial Mortgage Trust
5.098% due 08/15/2021	1,428	1,382
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	30,740	30,182
4.900% due 10/25/2035	61,195	60,861
4.900% due 12/25/2035	4,998	4,935
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	4,561	4,574
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,826	1,807
5.025% due 02/25/2047	1,789	1,678
5.029% due 09/20/2046	4,080	4,068
5.045% due 05/25/2047	10,822	10,219
5.065% due 05/25/2036	1,125	1,066
5.075% due 05/25/2035	2,530	2,439
5.129% due 02/20/2047	14,125	13,336
5.145% due 12/25/2035	958	930
5.159% due 03/20/2046	11,207	10,577
5.500% due 03/25/2036	10,544	10,380
5.788% due 02/25/2036	1,152	1,108
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 08/25/2034	6,474	6,428
5.095% due 05/25/2035	4,207	3,870
5.135% due 05/25/2034	30	30
5.155% due 04/25/2035	966	919
5.195% due 02/25/2035	2,794	2,699
5.205% due 02/25/2035	1,694	1,596
5.205% due 06/25/2035	401	392
5.845% due 09/20/2036	18,351	18,234
6.201% due 04/25/2035	1,460	1,417
CS First Boston Mortgage Securities Corp.
5.415% due 04/25/2033	28	28
5.639% due 05/25/2032	113	112
6.300% due 11/15/2030	435	438
7.272% due 06/25/2032	77	77
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
4.935% due 01/25/2047	2,834	2,777
4.945% due 02/25/2037	3,734	3,664
Downey Savings & Loan Association Mortgage Loan Trust
5.225% due 08/19/2045	2,223	2,107
First Republic Mortgage Loan Trust
5.185% due 06/25/2030	1,193	1,165
5.278% due 11/15/2030	865	810
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	433
Greenpoint Mortgage Funding Trust
4.945% due 10/25/2046	13,036	12,767
4.945% due 01/25/2047	11,516	11,295
5.085% due 06/25/2045	2,299	2,180
GS Mortgage Securities Corp. II
5.342% due 03/06/2020	11,815	11,300
5.352% due 06/06/2020	27	27
6.620% due 10/18/2030	3,534	3,540
GSR Mortgage Loan Trust
4.644% due 09/25/2035	203	203
5.473% due 04/25/2036	14,144	14,064
GSRPM Mortgage Loan Trust
5.565% due 01/25/2032	421	422
Harborview Mortgage Loan Trust
4.995% due 04/19/2038	4,728	4,427
5.055% due 01/19/2038	5,289	5,227
5.185% due 05/19/2035	5,250	4,969
5.205% due 03/19/2037	10,948	10,289
5.335% due 02/19/2034	1,868	1,845
Impac CMB Trust
5.783% due 07/25/2033	272	271
Impac Secured Assets CMN Owner Trust
4.945% due 01/25/2037	6,605	6,483
Indymac Index Mortgage Loan Trust
4.955% due 11/25/2046	6,655	6,490
4.965% due 01/25/2037	1,338	1,326
5.185% due 02/25/2035	10,542	10,027
JPMorgan Mortgage Trust
4.766% due 07/25/2035	50,021	49,624
5.005% due 07/25/2035	6,254	6,245
5.356% due 02/25/2036	14,303	14,221
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	2,421	2,413
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.108% due 09/15/2021	3,690	3,684
MASTR Adjustable Rate Mortgages Trust
4.975% due 05/25/2047	876	870
5.185% due 05/25/2034	739	735
MASTR Asset Securitization Trust
4.500% due 03/25/2018	2,836	2,820
5.500% due 09/25/2033	1,311	1,301
Mellon Residential Funding Corp.
5.378% due 11/15/2031	3,606	3,509
5.468% due 12/15/2030	3,716	3,643
Merrill Lynch Floating Trust
5.098% due 06/15/2022	5,388	5,229
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	774	774
Morgan Stanley Capital I
4.490% due 01/13/2041	350	348
5.088% due 10/15/2020	18,979	18,556
New Century Alternative Mortgage Loan Trust
4.925% due 07/25/2036	11,767	11,753
Prime Mortgage Trust
5.000% due 02/25/2019	5,140	5,083
RAAC Series 2005-SP1
5.000% due 09/25/2034	1,184	1,177
Residential Accredit Loans, Inc.
4.965% due 09/25/2046	4,290	4,232
5.165% due 08/25/2035	3,663	3,462
5.265% due 01/25/2033	2,473	2,435
5.265% due 03/25/2033	6,294	6,184
6.148% due 09/25/2045	1,473	1,431
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,676	1,762
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	359	359
Sequoia Mortgage Trust
5.299% due 07/20/2033	4,652	4,541
5.315% due 10/19/2026	3,273	3,199
5.419% due 07/20/2033	3,271	3,268
Structured Adjustable Rate Mortgage Loan Trust
6.188% due 01/25/2035	1,179	1,144
Structured Asset Mortgage Investments, Inc.
4.935% due 08/25/2036	3,029	3,015
4.965% due 09/25/2047	2,338	2,319
5.055% due 06/25/2036	1,163	1,106
5.085% due 05/25/2036	44,599	42,078
5.255% due 07/19/2034	777	774
5.315% due 03/19/2034	1,400	1,359
Structured Asset Securities Corp.
4.915% due 05/25/2036	4,375	4,259
4.925% due 04/25/2036	621	618
5.331% due 10/25/2035	5,246	5,199
TBW Mortgage-Backed Pass-Through Certificates
4.965% due 09/25/2036	1,084	1,072
4.975% due 01/25/2037	7,531	7,377
Thornburg Mortgage Securities Trust
4.889% due 03/25/2037	20,291	20,071
4.975% due 03/25/2046	1,711	1,706
4.975% due 11/25/2046	16,970	16,588
4.985% due 09/25/2046	19,640	19,206
Wachovia Bank Commercial Mortgage Trust
5.118% due 09/15/2021	32,289	31,803
5.681% due 04/15/2034	287	288
Washington Mutual MSC Mortgage Pass-Through Certificates
5.967% due 02/25/2033	165	164
7.147% due 02/25/2033	8	8
7.225% due 05/25/2033	132	133
Washington Mutual, Inc.
4.056% due 10/25/2033	6,300	6,264
4.229% due 03/25/2034	934	924
5.055% due 04/25/2045	9	9
5.095% due 04/25/2045	6,332	5,983
5.125% due 11/25/2045	4,100	3,874
5.135% due 12/25/2045	2,495	2,337
5.155% due 10/25/2045	4,941	4,646
5.405% due 12/25/2027	10,646	10,185
5.483% due 02/27/2034	1,669	1,635
5.518% due 01/25/2047	3,208	3,020
5.598% due 12/25/2046	6,180	5,820
5.733% due 05/25/2046	1,687	1,679
5.768% due 06/25/2046	8,858	8,504
5.788% due 02/25/2046	6,735	6,557
5.883% due 07/25/2046	14,841	14,178
5.883% due 08/25/2046	38,805	37,494
5.883% due 10/25/2046	3,478	3,402
5.883% due 12/25/2046	3,522	3,475
5.988% due 11/25/2042	1,998	1,936
6.059% due 05/25/2041	944	945
6.188% due 06/25/2042	1,933	1,842
6.288% due 09/25/2046	6,629	6,484
6.288% due 11/25/2046	2,589	2,555
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	4,585	4,515
4.323% due 07/25/2035	12,100	12,025
4.490% due 11/25/2033	687	665
4.500% due 11/25/2018	9,102	8,980
4.950% due 03/25/2036	81,160	80,299

Total Mortgage-Backed Securities (Cost $1,137,994)		1,118,745

ASSET-BACKED SECURITIES 24.6%
Aames Mortgage Investment Trust
4.925% due 04/25/2036	271	271
Accredited Mortgage Loan Trust
4.915% due 02/25/2037	4,905	4,611
ACE Securities Corp.
4.915% due 07/25/2036	1,868	1,837
4.915% due 08/25/2036	2,580	2,456
4.915% due 12/25/2036	3,884	3,772
4.925% due 04/25/2036	214	213
4.935% due 12/25/2035	356	355
4.945% due 02/25/2036	593	591
4.945% due 10/25/2036	3,689	3,589
5.015% due 12/25/2035	5,700	5,577
American Express Credit Account Master Trust
5.018% due 08/15/2011	1,800	1,797
5.028% due 01/18/2011	8,000	7,999
5.028% due 03/15/2011	1,500	1,499
5.138% due 09/15/2010	10,300	10,303
5.138% due 11/15/2010	2,855	2,856
5.208% due 11/15/2010	3,000	3,002
Argent Securities, Inc.
4.905% due 06/25/2036	615	613
4.915% due 09/25/2036	3,284	3,237
4.925% due 05/25/2036	461	460
4.935% due 04/25/2036	645	644
4.945% due 03/25/2036	531	530
Asset-Backed Funding Certificates
4.925% due 10/25/2036	3,201	3,164
4.925% due 11/25/2036	10,822	10,482
4.925% due 01/25/2037	6,503	6,403
5.215% due 06/25/2034	8,073	7,780
Asset-Backed Securities Corp. Home Equity
4.915% due 11/25/2036	5,381	5,301
4.915% due 12/25/2036	1,043	1,022
4.925% due 03/25/2036	410	408
4.945% due 05/25/2037	1,663	1,601
5.548% due 06/15/2031	486	477
5.568% due 11/15/2031	53	51
Bank One Issuance Trust
5.138% due 12/15/2010	3,700	3,701
Basic Asset-Backed Securities Trust
4.945% due 04/25/2036	275	274
Bear Stearns Asset-Backed Securities Trust
4.905% due 02/25/2037	6,989	6,851
4.915% due 11/25/2036	5,983	5,872
4.925% due 05/25/2036	2,137	2,102
4.935% due 12/25/2036	1,881	1,843
4.945% due 10/25/2036	3,216	3,178
4.975% due 11/25/2036	10,624	10,059
5.135% due 09/25/2035	196	196
5.195% due 10/25/2032	206	201
5.365% due 11/25/2042	6,073	6,028
Carrington Mortgage Loan Trust
4.905% due 05/25/2036	2,013	1,995
4.915% due 08/25/2036	938	922
4.915% due 10/25/2036	5,462	5,384
4.915% due 12/25/2036	3,144	3,073
4.915% due 01/25/2037	15,718	15,381
4.930% due 07/25/2036	1,934	1,922
5.025% due 01/25/2036	6,000	5,916
5.103% due 10/25/2035	3,471	3,221
Centex Home Equity
4.915% due 06/25/2036	2,208	2,199
Chase Credit Card Master Trust
5.138% due 10/15/2010	4,000	4,001
5.138% due 02/15/2011	12,475	12,474
Chase Funding Mortgage Loan Asset-Backed Certificates
5.365% due 10/25/2031	1,134	1,123
Chase Issuance Trust
5.038% due 12/15/2010	6,237	6,237
CIT Group Home Equity Loan Trust
5.135% due 06/25/2033	504	466
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	9,002	8,942
5.045% due 02/07/2010	9,000	9,002
5.342% due 01/15/2010	4,000	4,001
Citigroup Mortgage Loan Trust, Inc.
4.905% due 08/25/2036	2,576	2,553
4.905% due 12/25/2036	5,012	4,868
4.915% due 10/25/2036	10,227	10,137
4.915% due 11/25/2036	2,684	2,663
4.925% due 01/25/2037	2,875	2,824
4.925% due 05/25/2037	9,503	9,041
4.935% due 08/25/2036	1,861	1,847
4.965% due 10/25/2036	6,400	6,118
4.975% due 08/25/2036	3,200	3,014
4.975% due 03/25/2037	2,596	2,479
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,670	1,250
Countrywide Asset-Backed Certificates
4.915% due 01/25/2037	6,408	6,327
4.915% due 03/25/2037	10,994	10,731
4.915% due 05/25/2037	34,843	34,049
4.915% due 07/25/2037	7,459	7,223
4.915% due 12/25/2046	4,105	4,052
4.915% due 03/25/2047	4,639	4,565
4.925% due 03/25/2037	2,532	2,464
4.925% due 09/25/2046	4,446	4,396
4.935% due 06/25/2036	778	775
4.935% due 07/25/2036	451	449
4.935% due 08/25/2036	329	328
4.935% due 06/25/2037	4,972	4,850
4.945% due 06/25/2037	8,064	7,870
4.945% due 10/25/2037	2,602	2,556
4.965% due 09/25/2037	2,463	2,410
4.965% due 09/25/2047	3,710	3,590
4.975% due 10/25/2046	6,669	6,525
4.995% due 07/25/2036	179	179
5.025% due 02/25/2036	1,459	1,418
5.045% due 09/25/2036	5,305	4,929
5.055% due 06/25/2036	4,000	3,857
5.345% due 12/25/2031	261	240
Credit-Based Asset Servicing & Securitization LLC
4.925% due 11/25/2036	3,867	3,734
4.955% due 12/25/2037	3,792	3,701
5.055% due 01/25/2037	5,167	4,963
CS First Boston Mortgage Securities Corp.
5.485% due 01/25/2032	174	170
CSAB Mortgage-Backed Trust
4.965% due 06/25/2036	3,178	3,148
First Franklin Mortgage Loan Asset-Backed Certificates
4.895% due 05/25/2036	261	258
4.895% due 07/25/2036	2,609	2,578
4.905% due 09/25/2036	7,685	7,413
4.905% due 01/25/2038	6,379	6,173
4.915% due 11/25/2036	21,972	21,083
4.915% due 12/25/2036	9,888	9,657
4.915% due 03/25/2037	33,214	32,078
4.935% due 12/25/2037	4,460	4,359
4.955% due 01/25/2036	2,414	2,402
5.235% due 12/25/2034	273	268
Fremont Home Loan Trust
4.915% due 10/25/2036	3,966	3,918
4.925% due 01/25/2037	5,537	5,400
5.035% due 01/25/2036	808	807
GE-WMC Mortgage Securities LLC
4.905% due 08/25/2036	2,813	2,712
GSAMP Trust
4.905% due 10/25/2046	2,809	2,749
4.925% due 04/25/2036	90	90
4.935% due 01/25/2036	831	787
4.935% due 02/25/2036	731	727
4.935% due 10/25/2036	692	652
4.935% due 12/25/2036	5,482	5,335
4.955% due 11/25/2035	560	539
GSR Mortgage Loan Trust
4.965% due 11/25/2030	433	430
GSRPM Mortgage Loan Trust
5.245% due 09/25/2042	1,468	1,464
HFC Home Equity Loan Asset-Backed Certificates
5.019% due 03/20/2036	1,875	1,848
5.299% due 09/20/2033	1,405	1,370
Home Equity Asset Trust
4.925% due 05/25/2037	2,347	2,254
4.945% due 05/25/2036	647	642
5.325% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
4.915% due 10/25/2036	4,809	4,591
4.915% due 12/25/2036	1,804	1,761
4.925% due 03/25/2036	329	327
4.945% due 12/25/2035	649	643
Indymac Residential Asset-Backed Trust
4.905% due 08/25/2036	209	208
4.925% due 04/25/2037	6,841	6,695
4.945% due 07/25/2037	3,702	3,627
4.955% due 03/25/2036	761	759
4.995% due 04/25/2037	4,359	4,182
IXIS Real Estate Capital Trust
4.925% due 05/25/2037	194	189
JPMorgan Mortgage Acquisition Corp.
4.905% due 08/25/2036	1,225	1,205
4.915% due 07/25/2036	3,474	3,412
4.915% due 08/25/2036	8,524	8,378
4.915% due 10/25/2036	10,389	10,131
4.925% due 04/01/2037	3,004	2,875
4.925% due 05/25/2037	4,199	4,022
4.935% due 03/25/2036	834	831
4.935% due 11/25/2036	1,677	1,647
4.945% due 08/25/2036	2,691	2,616
4.945% due 03/25/2037	2,313	2,225
5.075% due 06/25/2035	155	155
LA Arena Funding LLC
7.656% due 12/15/2026	83	86
Lehman ABS Mortgage Loan Trust
4.955% due 06/25/2037	2,818	2,766
Lehman XS Trust
4.935% due 05/25/2046	2,741	2,721
4.945% due 04/25/2046	3,179	3,152
4.945% due 08/25/2046	4,180	4,152
4.945% due 11/25/2046	7,918	7,583
4.955% due 05/25/2046	2,142	2,118
4.985% due 11/25/2036	4,760	4,756
Long Beach Mortgage Loan Trust
4.895% due 06/25/2036	877	872
4.905% due 11/25/2036	10,128	9,957
4.915% due 08/25/2036	3,924	3,859
4.925% due 10/25/2036	2,967	2,898
4.925% due 05/25/2046	1,027	1,025
4.955% due 01/25/2046	1,016	1,012
5.045% due 08/25/2035	712	700
5.145% due 10/25/2034	1,548	1,489
MASTR Asset-Backed Securities Trust
4.915% due 03/25/2036	589	584
4.915% due 11/25/2036	3,254	3,166
4.925% due 10/25/2036	1,191	1,184
4.925% due 11/25/2036	5,367	5,226
4.935% due 02/25/2036	6,334	6,295
4.945% due 01/25/2036	517	513
4.945% due 05/25/2037	4,226	4,142
MBNA Credit Card Master Note Trust
3.300% due 07/15/2010	2,420	2,417
5.028% due 12/15/2010	2,600	2,599
5.128% due 12/15/2011	2,300	2,296
5.148% due 08/16/2010	9,400	9,403
MBNA Master Credit Card Trust
5.388% due 09/15/2010	2,000	2,001
Merrill Lynch First Franklin Mortgage Loan Trust
4.925% due 07/25/2037	7,738	7,473
Merrill Lynch Mortgage Investors, Inc.
4.895% due 05/25/2037	2,369	2,337
4.895% due 06/25/2037	5,064	5,007
4.925% due 03/25/2037	71	71
4.925% due 04/25/2037	955	944
4.935% due 08/25/2036	14,128	13,933
4.935% due 07/25/2037	4,950	4,812
4.985% due 02/25/2037	2,670	2,553
Mid-State Trust
7.340% due 07/01/2035	308	330
Morgan Stanley ABS Capital I
4.895% due 06/25/2036	983	969
4.905% due 06/25/2036	1,935	1,908
4.905% due 07/25/2036	8,956	8,806
4.905% due 10/25/2036	5,572	5,497
4.905% due 01/25/2037	14,009	13,706
4.915% due 09/25/2036	6,956	6,776
4.915% due 10/25/2036	5,761	5,507
4.915% due 11/25/2036	12,036	11,570
4.925% due 03/25/2036	329	328
4.925% due 05/25/2037	19,364	18,685
4.935% due 03/25/2036	1,471	1,460
4.985% due 02/25/2036	6,600	6,490
Morgan Stanley Home Equity Loans
4.915% due 12/25/2036	5,861	5,745
Morgan Stanley IXIS Real Estate Capital Trust
4.915% due 11/25/2036	6,699	6,518
Morgan Stanley Mortgage Loan Trust
4.935% due 01/25/2047	7,994	7,824
Nationstar Home Equity Loan Trust
4.925% due 03/25/2037	3,457	3,392
4.925% due 06/25/2037	5,857	5,699
4.985% due 04/25/2037	3,344	3,241
Nelnet Student Loan Trust
4.894% due 12/22/2014	1,161	1,161
5.174% due 10/25/2016	224	224
5.182% due 09/25/2012	397	397
New Century Home Equity Loan Trust
4.925% due 05/25/2036	1,246	1,244
4.935% due 08/25/2036	2,804	2,781
5.045% due 05/25/2036	2,700	2,603
5.125% due 06/25/2035	1,084	980
Newcastle Mortgage Securities Trust
4.935% due 03/25/2036	3,540	3,514
NPF XII, Inc.
2.462% due 11/01/2003 (a)	10,000	47
Option One Mortgage Loan Trust
4.905% due 02/25/2037	3,203	3,099
4.915% due 07/25/2036	1,524	1,511
4.915% due 01/25/2037	8,278	8,147
4.925% due 07/25/2037	2,521	2,481
Park Place Securities, Inc.
5.125% due 09/25/2035	681	668
Popular ABS Mortgage Pass-Through Trust
4.915% due 07/25/2036	354	351
4.955% due 06/25/2047	4,984	4,835
Renaissance Home Equity Loan Trust
5.215% due 08/25/2032	4	4
5.365% due 12/25/2033	2,073	2,040
Residential Asset Mortgage Products, Inc.
4.935% due 11/25/2036	1,588	1,561
4.935% due 02/25/2037	3,678	3,602
4.945% due 03/25/2036	210	209
4.965% due 08/25/2046	3,314	3,256
Residential Asset Securities Corp.
4.905% due 06/25/2036	2,163	2,133
4.925% due 01/25/2037	8,495	8,220
4.935% due 03/25/2036	25	25
4.935% due 04/25/2036	429	428
4.935% due 07/25/2036	3,360	3,335
4.935% due 11/25/2036	14,448	14,109
4.935% due 02/25/2037	3,043	2,981
4.975% due 04/25/2037	4,140	4,052
Salomon Brothers Mortgage Securities VII, Inc.
5.165% due 03/25/2032	268	265
5.775% due 01/25/2032	147	144
Saxon Asset Securities Trust
4.925% due 10/25/2046	8,612	8,502
5.135% due 01/25/2032	129	129
5.385% due 08/25/2032	44	43
SBI HELOC Trust
5.035% due 08/25/2036	3,672	3,502
Securitized Asset-Backed Receivables LLC Trust
4.905% due 01/25/2037	5,961	5,775
4.915% due 09/25/2036	2,717	2,633
4.925% due 12/25/2036	8,482	7,966
4.945% due 11/25/2036	3,437	3,345
SLM Student Loan Trust
3.800% due 12/15/2038	6,900	6,764
5.054% due 04/25/2012	434	434
5.064% due 04/25/2014	6,887	6,880
5.074% due 10/27/2014	6,213	6,202
5.074% due 07/25/2017	6,893	6,892
Soundview Home Equity Loan Trust
4.905% due 11/25/2036	4,370	4,340
4.915% due 10/25/2036	5,011	4,915
4.925% due 11/25/2036	4,118	4,069
4.925% due 12/25/2036	1,138	1,122
4.945% due 01/25/2037	5,506	5,402
4.945% due 06/25/2037	3,896	3,823
4.965% due 10/25/2036	1,451	1,431
Specialty Underwriting & Residential Finance
4.895% due 06/25/2037	2,972	2,928
4.910% due 11/25/2037	4,546	4,451
4.925% due 02/25/2037	853	847
4.925% due 01/25/2038	4,564	4,446
Structured Asset Investment Loan Trust
4.905% due 09/25/2036	2,337	2,283
4.915% due 07/25/2036	8,570	8,208
Structured Asset Securities Corp.
4.915% due 02/25/2036	183	183
4.915% due 10/25/2036	12,916	12,690
4.945% due 01/25/2037	2,077	2,006
4.965% due 01/25/2037	2,986	2,842
5.265% due 05/25/2034	487	453
Truman Capital Mortgage Loan Trust
5.205% due 01/25/2034	130	128
USAA Auto Owner Trust
5.337% due 07/11/2008	1,405	1,406
Washington Mutual Asset-Backed Certificates
4.915% due 01/25/2037	7,568	7,251
4.935% due 04/25/2036	559	556
Wells Fargo Home Equity Trust
4.915% due 01/25/2037	3,438	3,376
4.965% due 03/25/2037	1,615	1,582

Total Asset-Backed Securities (Cost $1,064,097)		1,034,996

SOVEREIGN ISSUES 2.5%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,844
Israel Government AID Bond
0.000% due 11/01/2024	178,000	78,026

Total Sovereign Issues (Cost $100,680)		105,870

SHORT-TERM INSTRUMENTS 8.1%
Certificates of Deposit 0.1%
HSBC Bank USA N.A.
5.426% due 07/28/2008	2,200	2,203

Commercial Paper 2.4%
Federal Home Loan Bank
4.375% due 11/13/2008	100,000	100,223

Repurchase Agreements 2.8%
Fixed Income Clearing Corp.
2.250% due 01/02/2008	115,000	115,000

(Dated 12/31/2007. Collateralized by Fannie Mae 4.750% - 5.125% due 03/12/2010 - 04/01/2010 valued at $35,643; Federal Farm Credit Bank 5.150% due 11/15/2019 valued at $620; and Freddie Mac 4.875% due 02/09/2010 valued at $81,037. Repurchase proceeds are $115,014.)

3.900% due 01/02/2008	5,535	5,535
(Dated 12/31/2007. Collateralized by Fannie Mae 6.000% - 6.060% due 02/06/2017 - 06/06/2017 valued at $4,295 and Freddie Mac 6.000% due 02/21/2017 valued at $1,351. Repurchase proceeds are $5,536.)

		120,535

U.S. Treasury Bills 2.8%
3.023% due 02/28/2008 - 03/13/2008 (b)(d)(e)(h)	120,950	119,870

Total Short-Term Instruments (Cost $343,187)		342,831

Purchased Options (j) 2.9% (Cost $25,282)		123,125
Total Investments 142.6% (Cost $5,934,486)		$6,005,344
Written Options (k) (2.2%) (Premiums $34,737)		(93,053)
Other Assets and Liabilities (Net) (40.4%)		(1,700,011)

Net Assets (f) 100.0%		$4,212,280

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $50,793 have been pledged as collateral for swap and swaption contracts on December 31, 2007.

(e) Securities with an aggregate market value of $5,450 have been pledged as collateral for delayed-delivery securities on December 31, 2007.

(f) As of December 31, 2007, portfolio securities with an aggregate value of $15,975 and derivative instruments with an aggregate appreciation of $1,252 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) The average amount of borrowings outstanding during the period ended December 31, 2007 was $148,824 at a weighted average interest rate of 5.010%. On December 31, 2007, securities valued at $247,925 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $61,637 and cash of $43,260 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	49,692	$210,102
90-Day Eurodollar June Futures	Long	06/2008	52,620	171,038
90-Day Eurodollar June Futures	Long	06/2009	1,550	4,092
90-Day Eurodollar March Futures	Long	03/2009	33,395	88,978
90-Day Eurodollar September Futures	Long	09/2008	12,581	38,467
90-Day Eurodollar September Futures	Long	09/2009	1,600	3,958
U.S. Treasury 5-Year Note March Futures	Short	03/2008	1,462	(1,110)
U.S. Treasury 10-Year Note March Futures	Long	03/2008	188	35
U.S. Treasury 30-Year Bond March Futures	Short	03/2008	1,749	1,699

				$517,259

(i) Swap agreements outstanding on December 31, 2007:

Credit Default Swaps on Securities

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%)	12/09/2040	$3,000	$1,252

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	$102,100	$378
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2010	16,200	50
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	48,500	1,778
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	150,300	1,081
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	69,880	801
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	79,400	3,233
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	642,400	971
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2015	74,500	43
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	115,800	2,730
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2010	147,100	445
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	300,400	75
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	571,830	(4,095)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	12,900	353
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	1,030,300	9,083
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	173,710	(3,254)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	12,600	356
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	246,500	6,767
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.000%	06/18/2013	854,800	9,613
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/18/2018	563,370	(807)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2038	498,120	14,075
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2009	470,000	14,363

						$58,039

(j) Purchased options outstanding on December 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$130.000	02/22/2008	3,740	$71	$58

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,588,800	$7,658	$32,979
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,014,000	5,678	20,520
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	420,200	1,502	8,722
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,058,000	10,367	60,845

							$25,205	$123,066

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 03/01/2038	$91.000	03/05/2008	$53,000	$6	$1

(k) Written options outstanding on December 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$51,200	$1,024	$993
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,214	67
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	692,100	7,754	25,219
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	113,000	2,497	2,191
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	113,000	2,678	148
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	51,200	1,024	993
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,208	67
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	441,000	5,424	16,104
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	185,900	1,525	6,774
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,031,200	10,389	40,497

							$34,737	$93,053

(l) Short sales outstanding on December 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
U.S. Treasury Bonds	4.750%	02/15/2037	$92,000	$97,070	$98,237
U.S. Treasury Notes	3.250%	08/15/2008	160,000	159,899	162,264
U.S. Treasury Notes	4.500%	05/15/2017	157,000	164,330	164,155
U.S. Treasury Notes	4.625%	02/15/2017	908,000	939,552	966,459

				$1,360,851	$1,391,115

(2)	Market value includes $22,480 of interest payable on short sales.

See accompanying notes

Supplementary Notes to Schedule of Investments

1. Federal Income Tax Matters

At December 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset All Authority Fund	$14,724	$(15,014)	$(290)
All Asset Fund	263,139	(189,492)	73,647
California Intermediate Municipal Bond Fund	2,631	(1,545)	1,086
California Short Duration Municipal Income Fund	28	(46)	(18)
CommodityRealReturn Strategy Fund®	1,046,450	(35,180)	1,011,270
Convertible Fund	20,121	(27,106)	(6,985)
Developing Local Markets Fund	15,642	(34,300)	(18,658)
Diversified Income Fund	58,667	(44,467)	14,200
Emerging Local Bond Fund	49,667	(11,344)	38,323
Emerging Markets Bond Fund	94,568	(33,265)	61,303
European StocksPLUS® TR Strategy Fund	228	(34)	194
Extended Duration Fund	3,604	(197)	3,407
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	568	(182)	386
Floating Income Fund	90,668	(55,399)	35,269
Foreign Bond Fund (Unhedged)	123,905	(35,319)	88,586
Foreign Bond Fund (U.S. Dollar-Hedged)	152,179	(32,897)	119,282
Fundamental IndexPLUS™ Fund	2,133	(5,320)	(3,187)
Fundamental IndexPLUS™ TR Fund	11,688	(3,771)	7,917
Global Bond Fund (Unhedged)	62,215	(9,494)	52,721
Global Bond Fund (U.S. Dollar-Hedged)	12,215	(2,749)	9,466
GNMA Fund	6,547	(594)	5,953
High Yield Fund	154,770	(197,686)	(42,916)
High Yield Municipal Bond Fund	78	(10,319)	(10,241)
Income Fund	2,621	(1,285)	1,336
International StocksPLUS® TR Strategy Fund (Unhedged)	992	(789)	203
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	21,346	(4,328)	17,018
Investment Grade Corporate Bond Fund	1,740	(1,358)	382
Japanese StocksPLUS® TR Strategy Fund	638	(613)	25
Long Duration Total Return Fund	2,837	(1,457)	1,380
Long-Term U.S. Government Fund	33,184	(16,450)	16,734
Low Duration Fund	85,976	(80,014)	5,962
Low Duration Fund II	3,588	(2,739)	849
Low Duration Fund III	1,533	(1,117)	416
Moderate Duration Fund	19,272	(8,735)	10,537
Mortgage-Backed Securities Fund	10,690	(2,853)	7,837
Municipal Bond Fund	8,941	(6,110)	2,831
New York Municipal Bond Fund	660	(699)	(39)
Real Return Asset Fund	46,108	(5,871)	40,237
Real Return Fund	344,380	(24,871)	319,509
RealEstateRealReturn Strategy Fund	4,937	(757)	4,180
Short Duration Municipal Income Fund	1,747	(2,000)	(253)
Short-Term Fund	46,534	(30,410)	16,124
Small Cap StocksPLUS® TR Fund	284	(347)	(63)
StocksPLUS® Fund	10,330	(7,911)	2,419
StocksPLUS® Long Duration Fund	744	(455)	289
StocksPLUS® Total Return Fund	7,235	(2,756)	4,479
StocksPLUS® TR Short Strategy Fund	3,217	(818)	2,399
Total Return Fund	2,810,344	(687,574)	2,122,770
Total Return Fund II	49,146	(16,023)	33,123
Total Return Fund III	43,628	(19,154)	24,474
Asset-Backed Securities Portfolio	10,473	(35,651)	(25,178)
Developing Local Markets Portfolio	2,838	(4,735)	(1,897)
Emerging Markets Portfolio	30,768	(20,660)	10,108
High Yield Portfolio	34,473	(29,015)	5,458
International Portfolio	35,498	(23,599)	11,899
Investment Grade Corporate Portfolio	66,247	(33,599)	32,648
Mortgage Portfolio	258,171	(123,557)	134,614
Municipal Sector Portfolio	8,535	(4,090)	4,445
Real Return Portfolio	18,406	(2,316)	16,090
Short-Term Portfolio	33,897	(59,515)	(25,618)
Short-Term II Portfolio	3,998	(1,856)	2,142
U.S. Government Sector Portfolio	128,746	(57,888)	70,858

2. Non-U.S. Currency symbols utilized throughout reports are defined as follows:

AED	–	United Arab Emirates Dirham
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
KWD	–	Kuwaiti Dinar
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
SKK	–	Slovakian Koruna
TRY	–	Turkish Lira
TWD	–	Taiwan Dollar
UAH	–	Ukrainian Hryvnia
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	February 28, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	February 28, 2008